UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2023

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

November 30, 2022

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

❯	Large Cap Fund

❯	Large Cap Disciplined Equity Fund

❯	Large Cap Index Fund

❯	S&P 500 Index Fund

❯	Extended Market Index Fund

❯	Small Cap Fund

❯	Small Cap II Fund

❯	Small/Mid Cap Equity Fund

❯	U.S. Equity Factor Allocation Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	World Equity Ex-US Fund

❯	Screened World Equity Ex-US Fund

❯	World Select Equity Fund

❯	Emerging Markets Equity Fund

❯	Opportunistic Income Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Long Duration Fund

❯	Long Duration Credit Fund

❯	Ultra Short Duration Bond Fund

❯	Emerging Markets Debt Fund

❯	Real Return Fund

❯	Limited Duration Bond Fund

❯	Intermediate Duration Credit Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Asset Real Return Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	413
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	414
Statements of Operations/Consolidated Statements of Operations	420
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	426
Consolidated Statement of Cash Flows	434
Financial Highlights/Consolidated Financial Highlights	435
Notes to Financial Statements/Consolidated Notes to Financial Statements	440
Disclosure of Fund Expenses	480
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	482

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at https://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%

Communication Services — 5.6%
Alphabet Inc, Cl A *	26,120	$2,638
Alphabet Inc, Cl C *	108,119	10,969
Altice USA Inc, Cl A *	10,335	47
ANGI Homeservices, Cl A *	6,223	14
AT&T Inc	220,215	4,246
BCE Inc (A)	65,612	3,126
Comcast Corp, Cl A	122,740	4,497
Fox Corp	44,900	1,457
Live Nation Entertainment Inc *	19,290	1,403
Meta Platforms Inc, Cl A *	17,697	2,090
Netflix Inc *	6,675	2,039
Paramount Global, Cl B (A)	19,500	392
Take-Two Interactive Software Inc *	4,999	528
Trade Desk Inc/The, Cl A *	17,068	890
Verizon Communications Inc	69,770	2,719
Walt Disney Co/The *	50,076	4,901
Warner Bros Discovery Inc *	23,911	273

		42,229
Consumer Discretionary — 9.3%
Airbnb Inc, Cl A *	1,373	140
Alibaba Group Holding Ltd ADR *	3,912	343
Amazon.com Inc *	133,946	12,931
AutoZone Inc *	412	1,063
Best Buy Co Inc	11,600	989
Capri Holdings Ltd *	10,731	615
Carter's Inc	21,064	1,538
Chegg Inc *	6,242	186
Chipotle Mexican Grill Inc, Cl A *	19	31
Dick's Sporting Goods Inc	2,164	259
Dollar General Corp	9,447	2,415
eBay Inc	23,000	1,045
Farfetch Ltd, Cl A *	52,971	450
Foot Locker Inc	29,371	1,169

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ford Motor Co	102,000	$1,418
General Motors Co	48,073	1,950
Genuine Parts Co	28,427	5,211
Goodyear Tire & Rubber Co/The *	58,400	655
Harley-Davidson Inc	25,500	1,202
Home Depot Inc/The	3,509	1,137
KB Home	19,900	625
Kohl's Corp	13,100	420
Lowe's Cos Inc	30,797	6,546
Lululemon Athletica Inc *	1,086	413
Macy's Inc	36,200	851
Marriott International Inc/MD, Cl A	4,283	708
McDonald's Corp	1,891	516
MercadoLibre Inc *	1,226	1,141
MGM Resorts International	40,319	1,486
NIKE Inc, Cl B	43,374	4,758
O'Reilly Automotive Inc *	453	392
PulteGroup Inc	20,100	900
Ross Stores Inc	32,256	3,796
Starbucks Corp	23,378	2,389
Target Corp	21,375	3,571
Tesla Inc *	15,394	2,997
TJX Cos Inc/The	11,862	950
TopBuild Corp *	1,434	221
Vail Resorts Inc	3,035	782
Whirlpool Corp	9,600	1,407
Wingstop Inc	827	137

		69,753
Consumer Staples — 6.9%
Altria Group Inc	58,695	2,734
BJ's Wholesale Club Holdings Inc *	6,370	479
Bunge Ltd	662	69
Casey's General Stores Inc	286	70
Coca-Cola Co/The	58,972	3,751
Coca-Cola Consolidated Inc	69	34
Colgate-Palmolive Co	24,820	1,923
Conagra Brands Inc	71,408	2,712
Constellation Brands Inc, Cl A	639	165
Costco Wholesale Corp	2,088	1,126
Diageo PLC ADR	12,305	2,296
Estee Lauder Cos Inc/The, Cl A	2,861	675
Herbalife Nutrition Ltd *	15,000	263
Hershey Co/The	5,108	1,201
J M Smucker Co/The	17,985	2,770
Kimberly-Clark Corp	16,766	2,274
Kraft Heinz Co/The	28,800	1,133
Kroger Co/The	37,700	1,855
Molson Coors Beverage Co, Cl B	24,900	1,372
Mondelez International Inc, Cl A	45,647	3,086
PepsiCo Inc	31,242	5,796
Philip Morris International Inc	61,209	6,101
Procter & Gamble Co/The	10,158	1,515

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sysco Corp	29,733	$2,572
Tyson Foods Inc, Cl A	26,500	1,756
Unilever PLC ADR	52,470	2,643
Walgreens Boots Alliance Inc	41,400	1,718
Walmart Inc	2,613	398

		52,487
Energy — 4.9%
Antero Resources Corp *	17,264	631
APA Corp	13,940	653
Chesapeake Energy Corp	7,100	735
Chevron Corp	43,012	7,885
Civitas Resources Inc	6,364	429
ConocoPhillips	31,525	3,894
Delek US Holdings Inc	2,095	65
Devon Energy Corp	23,300	1,596
Diamondback Energy Inc	2,652	393
EOG Resources Inc	17,483	2,481
Exxon Mobil Corp	76,074	8,470
Halliburton Co	5,684	215
HF Sinclair Corp	25,923	1,616
Liberty Energy Inc, Cl A	14,443	239
Marathon Petroleum Corp	19,329	2,354
Murphy Oil Corp	9,886	467
PDC Energy Inc	2,264	168
Phillips 66	22,624	2,453
Range Resources Corp	1,478	43
Valero Energy Corp	11,122	1,486
Viper Energy Partners LP	7,049	233
Weatherford International PLC *	7,417	322

		36,828
Financials — 15.7%
Affiliated Managers Group Inc	1,615	259
Aflac Inc	21,300	1,532
Allstate Corp/The	4,000	536
Ally Financial Inc	37,400	1,010
American Express Co	355	56
American Financial Group Inc/OH	2,536	361
American International Group Inc	8,670	547
Ameriprise Financial Inc	6,000	1,992
Annaly Capital Management Inc ‡	19,900	431
Aon PLC, Cl A	2,258	696
Bank of America Corp	153,637	5,815
Bank of New York Mellon Corp/The	29,776	1,367
Berkshire Hathaway Inc, Cl B *	21,240	6,767
BlackRock Inc, Cl A	49	35
BOK Financial Corp	1,105	116
Brown & Brown Inc	2,034	121
Capital One Financial Corp	10,140	1,047
Cboe Global Markets Inc	2,816	357
Charles Schwab Corp/The	72,650	5,996
Chubb Ltd	22,131	4,860

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Citigroup Inc	106,820	$5,171
Citizens Financial Group Inc	29,200	1,237
CME Group Inc, Cl A	8,341	1,472
CNA Financial Corp	13,500	575
Comerica Inc	11,369	816
Cullen/Frost Bankers Inc	2,310	335
Discover Financial Services	9,600	1,040
East West Bancorp Inc	339	24
Everest Re Group Ltd	3,700	1,250
FactSet Research Systems Inc	147	68
Federated Hermes Inc, Cl B	5,637	214
Fifth Third Bancorp	37,700	1,371
First American Financial Corp	14,800	809
First Republic Bank/CA	36,198	4,619
Goldman Sachs Group Inc/The	5,700	2,201
Hartford Financial Services Group Inc/The	23,000	1,756
Interactive Brokers Group Inc, Cl A	9,327	749
Intercontinental Exchange Inc	4,478	485
JPMorgan Chase & Co	40,052	5,534
KeyCorp	64,900	1,221
Lincoln National Corp	12,100	471
LPL Financial Holdings Inc	250	59
M&T Bank Corp	2,507	426
Markel Corp *	4,728	6,264
MarketAxess Holdings Inc	244	65
Marsh & McLennan Cos Inc	16,998	2,944
MetLife Inc	42,425	3,254
MGIC Investment Corp	82,300	1,130
Moody's Corp	15,998	4,772
Morgan Stanley	73,791	6,868
MSCI Inc, Cl A	63	32
Navient Corp	52,300	867
PNC Financial Services Group Inc/The	428	72
Prudential Financial Inc	1,035	112
Radian Group Inc	42,900	840
Regions Financial Corp	84,900	1,970
Reinsurance Group of America Inc, Cl A	347	50
Renasant Corp	1,247	51
S&P Global Inc	4,696	1,657
Signature Bank/New York NY	3,701	516
Simmons First National Corp, Cl A	2,913	68
SouthState Corp	3,416	300
State Street Corp	56,735	4,520
Synchrony Financial	2,922	110
Tradeweb Markets Inc, Cl A	9,446	581
Travelers Cos Inc/The	15,850	3,008
Truist Financial Corp	71,877	3,365
Trustmark Corp	2,885	105
Unum Group	24,652	1,040
US Bancorp	108,831	4,940
Wells Fargo & Co	46,542	2,232

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wintrust Financial Corp	584	$53

		117,590
Health Care — 16.0%
Abbott Laboratories	2,887	311
AbbVie Inc	21,249	3,425
Acadia Healthcare Co Inc *	18,258	1,626
Alkermes PLC *	1,221	30
AmerisourceBergen Corp, Cl A	16,210	2,767
Amgen Inc	17,897	5,126
AMN Healthcare Services Inc *	1,271	157
AstraZeneca PLC ADR	18,758	1,275
Baxter International Inc	23,279	1,316
Biogen Inc *	6,589	2,011
Bio-Rad Laboratories Inc, Cl A *	2,328	965
Bristol-Myers Squibb Co	48,100	3,862
Cardinal Health Inc	23,400	1,876
Centene Corp *	10,158	884
Cigna Corp	1,223	402
CVS Health Corp	60,932	6,208
Danaher Corp	8,503	2,325
Dexcom Inc *	1,916	223
Edwards Lifesciences Corp *	3,306	255
Elevance Health Inc	3,276	1,746
Eli Lilly & Co	9,138	3,391
Gilead Sciences Inc	40,754	3,579
HCA Healthcare Inc	6,100	1,465
Humana Inc	2,935	1,614
Intuitive Surgical Inc *	2,023	547
Jazz Pharmaceuticals PLC *	6,140	963
Johnson & Johnson	70,867	12,614
Masimo Corp *	3,608	523
McKesson Corp	9,692	3,699
Medtronic PLC	59,041	4,667
Merck & Co Inc	84,080	9,259
Mettler-Toledo International Inc *	4,068	5,978
Molina Healthcare Inc *	3,884	1,308
Natera Inc *	43,737	1,799
Neurocrine Biosciences Inc *	205	26
Novartis AG ADR	37,238	3,335
Organon & Co	4,167	108
Perrigo Co PLC	50,234	1,619
Pfizer Inc	187,713	9,410
Quest Diagnostics Inc	10,181	1,546
Reata Pharmaceuticals Inc, Cl A *	10,082	399
Regeneron Pharmaceuticals Inc *	89	67
Shockwave Medical Inc *	93	24
Tenet Healthcare Corp *	10,146	469
Thermo Fisher Scientific Inc	4,250	2,381
TransMedics Group Inc *	8,305	514
UnitedHealth Group Inc	15,345	8,405
Universal Health Services Inc, Cl B	6,800	890
Vertex Pharmaceuticals Inc *	2,924	925

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viatris Inc, Cl W *	31,033	$342
Waters Corp *	1,454	504
West Pharmaceutical Services Inc	2,299	540
Zoetis Inc, Cl A	2,948	454

		120,154
Industrials — 10.3%
3M Co	15,847	1,996
Acuity Brands Inc	3,400	640
AGCO Corp	12,100	1,606
Allison Transmission Holdings Inc, Cl A	29,100	1,304
AMETEK Inc	1,352	193
Array Technologies Inc *	1,624	34
Booz Allen Hamilton Holding Corp, Cl A	2,846	303
Carlisle Cos Inc	2,835	746
Carrier Global Corp	5,744	255
Caterpillar Inc	4,308	1,018
Cintas Corp	3,225	1,489
Clean Harbors Inc *	1,987	238
Comfort Systems USA Inc	2,136	271
CoStar Group Inc *	4,759	386
CSX Corp	23,311	762
Cummins Inc	9,700	2,436
Deere & Co	2,346	1,035
Delta Air Lines Inc *	12,500	442
Eaton Corp PLC	20,257	3,311
Emerson Electric Co	2,240	215
FedEx Corp	5,800	1,057
Fortive Corp	49,342	3,333
General Dynamics Corp	14,927	3,767
GXO Logistics Inc *	75,777	3,551
HEICO Corp	2,024	328
HEICO Corp, Cl A	1,577	200
Hillenbrand Inc	15,200	760
Honeywell International Inc	17,930	3,937
Huntington Ingalls Industries Inc	3,900	905
Insperity Inc	788	93
Johnson Controls International plc	59,560	3,957
Kirby Corp *	765	53
ManpowerGroup Inc	11,900	1,041
Moog Inc, Cl A	759	66
Northrop Grumman Corp	1,400	747
Owens Corning	6,600	586
PACCAR Inc	12,806	1,356
Raytheon Technologies Corp	40,835	4,031
Siemens AG ADR	44,975	3,119
Snap-on Inc	4,900	1,179
Tetra Tech Inc	427	66
Textron Inc	18,391	1,313
Toro Co/The	578	64
Trane Technologies PLC	2,886	515
TransDigm Group Inc *	13,818	8,685
Uber Technologies Inc *	25,276	737

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Union Pacific Corp	4,208	$915
United Airlines Holdings Inc *	21,689	958
United Parcel Service Inc, Cl B	29,696	5,634
Watts Water Technologies Inc, Cl A	1,641	260
WESCO International Inc *	6,633	855
Westinghouse Air Brake Technologies Corp	11,939	1,207
WW Grainger Inc	5,341	3,221

		77,176
Information Technology — 20.4%
Accenture PLC, Cl A	6,547	1,970
Adobe Inc *	16,360	5,643
Advanced Micro Devices Inc *	32,237	2,503
Amphenol Corp, Cl A	44,955	3,616
ANSYS Inc *	3,075	782
Apple Inc	122,074	18,071
Applied Materials Inc	14,844	1,627
Arista Networks Inc *	6,668	929
Arrow Electronics Inc *	8,200	892
Automatic Data Processing Inc	6,346	1,676
Broadcom Inc	9,645	5,315
Cadence Design Systems Inc *	4,953	852
Cisco Systems Inc	132,118	6,569
Cognizant Technology Solutions Corp, Cl A	8,768	545
Coupa Software Inc *	3,286	208
Datadog Inc, Cl A *	10,084	764
Dell Technologies Inc, Cl C	16,000	717
DXC Technology Co *	24,600	730
Enphase Energy Inc *	995	319
EPAM Systems Inc *	732	270
ExlService Holdings Inc *	142	27
Fabrinet *	1,629	217
Fidelity National Information Services Inc	1,459	106
First Solar Inc *	5,569	961
Fortinet Inc *	7,104	378
Gartner Inc *	1,564	548
Global Payments Inc	15,675	1,627
Hewlett Packard Enterprise Co	90,800	1,524
HP Inc	60,200	1,808
Intel Corp	146,120	4,394
International Business Machines Corp	6,500	968
Intuit Inc	13,617	5,550
Juniper Networks Inc	9,836	327
Keysight Technologies Inc *	6,848	1,239
KLA Corp	438	172
Kyndryl Holdings Inc *	2,350	27
Lam Research Corp	228	108
Lattice Semiconductor Corp *	4,833	352
Manhattan Associates Inc *	807	102
Marvell Technology Inc	40,749	1,896
Mastercard Inc, Cl A	1,463	521
Microchip Technology Inc	140,515	11,127
Microsoft Corp	98,805	25,209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monolithic Power Systems Inc	1,557	$595
NetApp Inc	14,319	968
New Relic Inc *	4,717	265
NVIDIA Corp	19,501	3,300
Okta Inc, Cl A *	3,579	191
Oracle Corp	19,807	1,644
Palo Alto Networks Inc *	10,255	1,742
Paychex Inc	9,732	1,207
Paycom Software Inc *	1,178	399
Paylocity Holding Corp *	1,801	392
PayPal Holdings Inc *	21,747	1,705
Plexus Corp *	2,436	268
QUALCOMM Inc	10,800	1,366
RingCentral Inc, Cl A *	3,800	141
Roper Technologies Inc	6,849	3,006
salesforce.com *	19,661	3,151
SAP SE ADR	37,366	4,143
Seagate Technology Holdings PLC	18,500	980
ServiceNow Inc *	62	26
Skyworks Solutions Inc	4,364	417
SolarEdge Technologies Inc *	3,568	1,066
Splunk Inc *	4,237	329
Super Micro Computer Inc *	739	67
Synopsys Inc *	2,795	949
Tyler Technologies Inc *	100	34
Visa Inc, Cl A	34,291	7,441
Vishay Intertechnology Inc	46,100	1,062
VMware Inc, Cl A *	3,900	474
Western Union Co/The	49,400	724
Workday Inc, Cl A *	1,417	238
Xerox Holdings Corp	46,300	755
Zscaler Inc *	143	19

		152,250
Materials — 4.5%
Air Products and Chemicals Inc	27,549	8,545
Albemarle Corp	1,587	441
Ashland Inc	1,001	112
Berry Global Group Inc	16,000	938
CF Industries Holdings Inc	231	25
Chemours Co/The	23,500	730
Corteva Inc	3,736	251
Dow Inc	50,919	2,595
Eagle Materials Inc	1,955	267
Graphic Packaging Holding Co	1,603	37
Huntsman Corp	37,400	1,039
Ingevity Corp *	12,943	1,013
International Paper Co	17,600	653
Linde PLC	15,553	5,233
LyondellBasell Industries NV, Cl A	11,500	978
Martin Marietta Materials Inc	1,938	710
Nucor Corp	563	84
O-I Glass Inc, Cl I *	39,200	643

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reliance Steel & Aluminum Co	13,001	$2,747
RPM International Inc	29,920	3,100
Sherwin-Williams Co/The	2,640	658
Steel Dynamics Inc	12,822	1,333
Sylvamo Corp	2,109	114
Westrock Co	45,922	1,741

		33,987
Real Estate — 2.5%
American Tower Corp, Cl A ‡	24,197	5,354
Apple Hospitality REIT Inc ‡	5,729	98
Boston Properties Inc ‡	19,215	1,385
Brixmor Property Group Inc ‡	47,400	1,099
Crown Castle Inc ‡	6,845	968
Gaming and Leisure Properties Inc ‡	3,136	165
Healthpeak Properties Inc ‡	111,550	2,929
Life Storage Inc ‡	690	74
National Retail Properties Inc ‡	5,827	270
Park Hotels & Resorts Inc ‡	18,128	233
PotlatchDeltic Corp ‡	1,193	57
Prologis ‡	7,373	868
Regency Centers Corp ‡	4,148	276
Ryman Hospitality Properties Inc ‡	391	36
Service Properties Trust ‡	37,100	291
Simon Property Group Inc ‡	10,962	1,309
VICI Properties Inc ‡	91,140	3,117
Weyerhaeuser Co ‡	7,283	238

		18,767
Utilities — 2.0%
Dominion Energy Inc	6,560	401
Duke Energy Corp	34,687	3,466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exelon Corp	11,284	$467
National Fuel Gas Co	10,459	693
NextEra Energy Inc	71,033	6,016
NRG Energy Inc	34,300	1,456
PPL Corp	25,356	749
UGI Corp	14,800	572
Vistra Corp	43,412	1,056

		14,876
Total Common Stock
(Cost $523,708) ($ Thousands)		736,097

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, LP
3.810% **(B)	3,475,123	3,476

Total Affiliated Partnership
(Cost $3,475) ($ Thousands)		3,476

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**	21,148,711	21,149

Total Cash Equivalent
(Cost $21,149) ($ Thousands)		21,149

Total Investments in Securities — 101.4%
(Cost $548,332) ($ Thousands)		$760,722

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	64	Dec-2022	$12,286	$13,060	$774
S&P Mid Cap 400 Index E-MINI	4	Dec-2022	1,015	1,032	17
			$13,301	$14,092	$791

Percentages are based on Net Assets of $750,320 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $3,442 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $3,476 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	736,097	–	–	736,097
Cash Equivalent	21,149	–	–	21,149
Affiliated Partnership	–	3,476	–	3,476
Total Investments in Securities	757,246	3,476	–	760,722

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	791	–	–	791

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Total Other Financial Instruments	791	–	–	791

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$20,861	$(17,386)	$—	$1	$3,476	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	23,692	68,767	(71,310)	—	—	21,149	189
Totals	$23,692	$89,628	$(88,696)	$—	$1	$24,625	$195	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Disciplined Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 90.8%

Communication Services — 3.4%
Alphabet Inc, Cl A *	80,945	$8,174
Alphabet Inc, Cl C *	72,725	7,378
Comcast Corp, Cl A	8,182	300
Iridium Communications Inc *	32,676	1,735
Live Nation Entertainment Inc *	19,924	1,449
Meta Platforms Inc, Cl A *	89,547	10,576
Netflix Inc *	9,579	2,927
Nexstar Media Group Inc, Cl A	13,943	2,643
Pinterest Inc, Cl A *	15,808	402
Verizon Communications Inc	164,094	6,396
Walt Disney Co/The *	25,348	2,481

		44,461
Consumer Discretionary — 7.7%
Amazon.com Inc *	119,714	11,557
AutoZone Inc *	2,614	6,741
Best Buy Co Inc	57,223	4,881
Booking Holdings Inc *	61	127
BorgWarner Inc	123,192	5,237
Capri Holdings Ltd *	3,991	229
Dick's Sporting Goods Inc	4,661	557
Dollar General Corp	32,403	8,285
Genuine Parts Co	24,015	4,403
Home Depot Inc/The	29,098	9,428
Lowe's Cos Inc	24,735	5,257
Marriott International Inc/MD, Cl A	17,932	2,965
McDonald's Corp	4,239	1,156
NIKE Inc, Cl B	46,214	5,069
Pool Corp	8,341	2,748
Ralph Lauren Corp, Cl A	21,965	2,485
Ross Stores Inc	64,100	7,543
Royal Caribbean Cruises Ltd *	3,346	201
Starbucks Corp	36,162	3,696

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Target Corp	29,263	$4,889
Tesla Inc *	28,647	5,578
TJX Cos Inc/The	37,943	3,037
Toll Brothers Inc	49,934	2,392
Wingstop Inc	164	27
Wynn Resorts Ltd *	7,616	637

		99,125
Consumer Staples — 7.4%
Altria Group Inc	5,873	274
BJ's Wholesale Club Holdings Inc *	11,272	848
Coca-Cola Co/The	161,525	10,274
Coca-Cola Europacific Partners PLC	77,639	4,122
Colgate-Palmolive Co	101,501	7,864
Conagra Brands Inc	86,629	3,290
Constellation Brands Inc, Cl A	13,756	3,540
Costco Wholesale Corp	19,584	10,561
Estee Lauder Cos Inc/The, Cl A	5,029	1,186
Hershey Co/The	12,457	2,929
J M Smucker Co/The	19,220	2,960
Kimberly-Clark Corp	819	111
Kraft Heinz Co/The	87,057	3,426
Kroger Co/The	1,848	91
Mondelez International Inc, Cl A	92,156	6,231
PepsiCo Inc	60,282	11,183
Philip Morris International Inc	42,570	4,243
Procter & Gamble Co/The	73,733	10,998
Sysco Corp	92,898	8,037
Walmart Inc	22,439	3,420

		95,588
Energy — 4.1%
Baker Hughes Co, Cl A	217,035	6,298
ChampionX Corp	6,406	198
Chevron Corp	40,156	7,361
Civitas Resources Inc	14,063	947
Diamondback Energy Inc	17,223	2,549
EOG Resources Inc	30,838	4,377
EQT Corp	45,505	1,930
Exxon Mobil Corp	48,565	5,407
Halliburton Co	30,931	1,172
Helmerich & Payne Inc	9,890	505
HF Sinclair Corp	20,857	1,300
Marathon Petroleum Corp	32,679	3,981
Matador Resources Co	19,535	1,296
Murphy Oil Corp	13,032	615
NOV Inc	81,001	1,819
PBF Energy Inc, Cl A	3,570	142
PDC Energy Inc	8,159	607
Phillips 66	31,062	3,368
Pioneer Natural Resources Co	18,673	4,407
Range Resources Corp	11,430	330
Schlumberger Ltd	30,042	1,549

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TechnipFMC PLC *	115,555	$1,433
Valero Energy Corp	13,122	1,754

		53,345
Financials — 12.9%
Affiliated Managers Group Inc	9,312	1,494
Allstate Corp/The	50,554	6,769
American Financial Group Inc/OH	1,088	155
American International Group Inc	111,112	7,012
Ameriprise Financial Inc	12,138	4,029
Aon PLC, Cl A	5,812	1,792
Bank of America Corp	478,821	18,123
Bank of New York Mellon Corp/The	82,826	3,802
Berkshire Hathaway Inc, Cl B *	18,865	6,010
BlackRock Inc, Cl A	4,544	3,253
Capital One Financial Corp	35,342	3,649
Chubb Ltd	8,206	1,802
Citigroup Inc	104,319	5,050
CME Group Inc, Cl A	23,415	4,133
Comerica Inc	61,760	4,431
Cullen/Frost Bankers Inc	169	25
Discover Financial Services	29,815	3,231
Equitable Holdings Inc	42,572	1,351
FactSet Research Systems Inc	5,229	2,412
First Republic Bank/CA	4,099	523
Interactive Brokers Group Inc, Cl A	19,984	1,605
Intercontinental Exchange Inc	18,582	2,013
Jefferies Financial Group Inc	64,759	2,460
JPMorgan Chase & Co	133,491	18,446
Lincoln National Corp	54,198	2,111
M&T Bank Corp	5,563	946
Marsh & McLennan Cos Inc	45,354	7,854
MetLife Inc	44,399	3,405
Morgan Stanley	29,380	2,734
MSCI Inc, Cl A	4,544	2,308
OneMain Holdings Inc, Cl A	22,178	873
PNC Financial Services Group Inc/The	12,031	2,024
Popular Inc	29,633	2,164
Progressive Corp/The	42,254	5,584
Prudential Financial Inc	4,333	468
Reinsurance Group of America Inc, Cl A	5,602	809
Signature Bank/New York NY	2,096	292
State Street Corp	122,828	9,786
Synchrony Financial	74,999	2,818
Tradeweb Markets Inc, Cl A	12,873	791
Travelers Cos Inc/The	13,200	2,505
Truist Financial Corp	8,864	415
US Bancorp	115,767	5,255
Wells Fargo & Co	24,170	1,159
Willis Towers Watson PLC	26,583	6,544
Wintrust Financial Corp	22,180	2,028

		166,443

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Care — 14.3%
Abbott Laboratories	8,290	$892
AbbVie Inc	17,313	2,790
Agilent Technologies Inc	4,956	768
Align Technology Inc *	2,223	437
AmerisourceBergen Corp, Cl A	33,375	5,697
Amgen Inc	19,483	5,580
AMN Healthcare Services Inc *	561	69
Baxter International Inc	151,665	8,574
Biogen Inc *	5,274	1,609
Bio-Rad Laboratories Inc, Cl A *	4,173	1,731
Cardinal Health Inc	7,737	620
Centene Corp *	41,552	3,617
Chemed Corp	6,349	3,302
Cigna Corp	7,239	2,381
Cooper Cos Inc/The	14,269	4,514
CVS Health Corp	99,588	10,146
Danaher Corp	11,453	3,131
Dexcom Inc *	8,086	940
Doximity Inc, Cl A *	10,365	352
Edwards Lifesciences Corp *	10,517	812
Elevance Health Inc	10,145	5,407
Eli Lilly & Co	29,486	10,942
Gilead Sciences Inc	43,626	3,832
Humana Inc	6,078	3,342
Intuitive Surgical Inc *	5,486	1,483
Johnson & Johnson	86,056	15,318
Laboratory Corp of America Holdings	2,192	528
Masimo Corp *	8,647	1,253
Medtronic PLC	56,521	4,467
Merck & Co Inc	18,114	1,995
Mettler-Toledo International Inc *	5,539	8,140
Molina Healthcare Inc *	9,855	3,319
Neurocrine Biosciences Inc *	11,175	1,420
Perrigo Co PLC	67,661	2,181
Pfizer Inc	132,341	6,634
Sarepta Therapeutics Inc *	11,944	1,467
Seagen Inc *	3,843	467
STERIS PLC	16,993	3,156
Teleflex Inc	28,555	6,685
Tenet Healthcare Corp *	10,634	491
Thermo Fisher Scientific Inc	7,047	3,948
UnitedHealth Group Inc	48,980	26,829
Vertex Pharmaceuticals Inc *	1,802	570
Waters Corp *	4,706	1,631
West Pharmaceutical Services Inc	2,675	628
Zimmer Biomet Holdings Inc	57,376	6,891
Zoetis Inc, Cl A	20,804	3,207

		184,193
Industrials — 9.1%
3M Co	10,515	1,325
AMETEK Inc	35,556	5,064

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boeing Co/The *	17,098	$3,058
Booz Allen Hamilton Holding Corp, Cl A	3,851	410
Carlisle Cos Inc	3,959	1,042
Carrier Global Corp	25,487	1,130
Caterpillar Inc	15,033	3,554
Cintas Corp	9,719	4,488
CoStar Group Inc *	5,173	419
CSX Corp	63,512	2,076
Deere & Co	6,517	2,874
Eaton Corp PLC	6,968	1,139
Emerson Electric Co	48,839	4,677
Fortive Corp	42,043	2,840
General Dynamics Corp	6,393	1,614
General Electric Co	50,436	4,336
Honeywell International Inc	42,208	9,267
IDEX Corp	11,108	2,638
Jacobs Solutions Inc	25,258	3,196
L3Harris Technologies Inc	20,422	4,637
Lockheed Martin Corp	2,640	1,281
Norfolk Southern Corp	13,261	3,401
Otis Worldwide Corp	41,580	3,247
PACCAR Inc	35,763	3,788
Parker-Hannifin Corp	15,362	4,592
Raytheon Technologies Corp	47,167	4,656
Rockwell Automation Inc	11,853	3,132
Tetra Tech Inc	14,861	2,297
Textron Inc	17,016	1,215
Trane Technologies PLC	7,421	1,324
Union Pacific Corp	24,440	5,314
United Airlines Holdings Inc *	6,939	307
United Parcel Service Inc, Cl B	22,911	4,347
United Rentals Inc *	9,945	3,511
Waste Connections Inc	31,620	4,569
WESCO International Inc *	13,973	1,801
WillScot Mobile Mini Holdings Corp, Cl A *	27,346	1,318
WW Grainger Inc	11,840	7,140

		117,024
Information Technology — 20.9%
Accenture PLC, Cl A	27,044	8,138
Adobe Inc *	8,328	2,873
Advanced Micro Devices Inc *	30,718	2,385
Allegro MicroSystems Inc *	5,110	159
ANSYS Inc *	4,261	1,084
Apple Inc	397,691	58,870
Applied Materials Inc	28,301	3,102
Arista Networks Inc *	29,328	4,085
Atlassian Corp Ltd, Cl A *	18,781	2,471
Autodesk Inc *	16,748	3,382
Automatic Data Processing Inc	46,816	12,366
Broadcom Inc	18,389	10,133
Cadence Design Systems Inc *	16,242	2,794
CDW Corp/DE	20,354	3,840

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cisco Systems Inc	182,204	$9,059
Cognizant Technology Solutions Corp, Cl A	33,534	2,086
Coupa Software Inc *	1,077	68
Enphase Energy Inc *	4,225	1,355
EPAM Systems Inc *	4,837	1,783
Fortinet Inc *	25,297	1,345
Gartner Inc *	2,172	761
Global Payments Inc	76,467	7,936
Intel Corp	57,036	1,715
International Business Machines Corp	2,559	381
Intuit Inc	7,760	3,163
Juniper Networks Inc	30,317	1,008
Keysight Technologies Inc *	21,866	3,955
KLA Corp	2,040	802
Lam Research Corp	1,202	568
Mastercard Inc, Cl A	9,948	3,545
Microchip Technology Inc	80,087	6,342
Microsoft Corp	192,260	49,053
MKS Instruments Inc	7,191	603
Monolithic Power Systems Inc	5,994	2,289
Motorola Solutions Inc	32,435	8,829
NetApp Inc	40,382	2,730
Nutanix Inc, Cl A *	23,979	678
NVIDIA Corp	17,806	3,013
Okta Inc, Cl A *	23,142	1,234
Oracle Corp	15,218	1,264
Palo Alto Networks Inc *	2,284	388
Paychex Inc	23,766	2,948
Paycom Software Inc *	983	333
Paylocity Holding Corp *	1,203	262
PayPal Holdings Inc *	32,616	2,557
QUALCOMM Inc	74,196	9,385
RingCentral Inc, Cl A *	2,191	81
salesforce.com inc *	8,630	1,383
ServiceNow Inc *	6,664	2,774
Skyworks Solutions Inc	20,957	2,004
Splunk Inc *	10,468	813
Synopsys Inc *	7,809	2,651
Texas Instruments Inc	258	47
Visa Inc, Cl A	45,479	9,869
Workday Inc, Cl A *	22,641	3,801

		270,543
Materials — 4.7%
Air Products and Chemicals Inc	16,410	5,090
Albemarle Corp	3,363	935
Ashland Inc	796	89
Avery Dennison Corp	10,555	2,041
CF Industries Holdings Inc	4,261	461
Corteva Inc	18,243	1,225
Crown Holdings Inc	38,413	3,158
Eastman Chemical Co	51,971	4,502
Ecolab Inc	3,614	542

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
FMC Corp	26,083	$3,407
Freeport-McMoRan Inc, Cl B	63,960	2,546
International Flavors & Fragrances Inc	38,965	4,123
Linde PLC	13,729	4,620
Martin Marietta Materials Inc	5,897	2,161
Nucor Corp	3,004	450
PPG Industries Inc	16,926	2,289
Reliance Steel & Aluminum Co	19,268	4,071
RPM International Inc	2,496	259
Sealed Air Corp	40,164	2,138
Sherwin-Williams Co/The	39,830	9,925
Steel Dynamics Inc	2,823	293
Vulcan Materials Co	24,881	4,561
Westrock Co	25,301	959

		59,845
Real Estate — 3.4%
American Homes 4 Rent, Cl A ‡	193,044	6,384
American Tower Corp, Cl A ‡	9,171	2,029
Camden Property Trust ‡	20,569	2,475
Crown Castle Inc ‡	45,299	6,407
Equinix Inc ‡	2,863	1,977
Extra Space Storage Inc ‡	40,743	6,547
Gaming and Leisure Properties Inc ‡	5,148	271
National Retail Properties Inc ‡	49,942	2,315
Prologis Inc ‡	47,958	5,649
Regency Centers Corp ‡	7,142	475
SBA Communications Corp, Cl A ‡	21,154	6,331
Simon Property Group Inc ‡	9,945	1,188

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Weyerhaeuser Co ‡	44,483	$1,455

		43,503
Utilities — 2.9%
AES Corp/The	119,997	3,470
CMS Energy Corp	99,401	6,070
Constellation Energy Corp	14,181	1,363
Dominion Energy Inc	23,116	1,413
Entergy Corp	22,505	2,617
Exelon Corp	125,836	5,206
FirstEnergy Corp	46,766	1,929
National Fuel Gas Co	22,134	1,466
NextEra Energy Inc	20,379	1,726
PPL Corp	294,899	8,705
Southern Co/The	53,371	3,610
Vistra Corp	4,988	121

		37,696
Total Common Stock
(Cost $952,388) ($ Thousands)		1,171,766

CASH EQUIVALENT — 5.0%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	64,652,220	64,652

Total Cash Equivalent
(Cost $64,652) ($ Thousands)		64,652

Total Investments in Securities — 95.8%
(Cost $1,017,040) ($ Thousands)		$1,236,418

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	47	Dec-2022	$9,329	$9,591	$262

A list of the open OTC Swap agreement held by the Fund at November 30, 2022, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2023	USD	58,297	$2,100	$–	$2,100
								$2,100	$–	$2,100

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of November 30, 2022:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

137,593	ALPHABET INC REGISTERED SHS -A-	$13,545	$351	15.5%
109,408	AMAZON.COM INC REGISTERED SHS	10,825	(263)	12.2
31,081	TESLA INC REGISTERED SHS	6,043	9	6.8
53,513	MERCK & CO INC REGISTERED SHS	5,330	563	6.0
2,081	BOOKING HOLDINGS INC REGISTERED SHS	4,166	161	4.7
25,164	MARSH & MCLENNAN COS INC REGISTERED SHS	4,117	241	4.7
45,756	PAYPAL HOLDINGS INC REGISTERED SHS	4,112	(524)	4.7
60,739	MICRON TECHNOLOGY INC REGISTERED SHS	3,697	(195)	4.2
56,125	ONEOK INC REGISTERED SHS	3,662	94	4.1
38,224	PHILIP MORRIS INTERNATIONAL INC REGISTERED SHS	3,619	191	4.1
21,059	CADENCE DESIGN SYSTEMS INC REGISTERED SHS	3,553	69	4.0
36,700	TERADYNE INC REGISTERED SHS	3,545	(115)	4.0
4,215	O'REILLY AUTOMOTIVE INC REGISTERED SHS	3,478	166	3.9
45,881	COLGATE-PALMOLIVE CO REGISTERED SHS	3,456	99	3.9
222,034	HEWLETT PACKARD ENTERPRISE CO REGISTERED SHS	3,444	282	3.9
45,587	THE HARTFORD FINANCIAL SERVICES GROUP INC REGISTER	3,322	159	3.8
44,435	TARGA RESOURCES CORP REGISTERED SHS	3,297	9	3.7
99,581	VICI PROPERTIES INC REGISTERED SHS	3,172	234	3.6
43,813	TEXTRON INC REGISTERED SHS	3,076	52	3.5
157,702	INVESCO LTD REGISTERED SHS	3,048	(35)	3.4
96,135	PURE STORAGE INC REGISTERED SHS -A-	3,034	(228)	3.4
30,106	EXPEDIA GROUP INC REGISTERED SHS	2,997	220	3.4
23,223	REPUBLIC SERVICES INC REGISTERED SHS	2,992	243	3.4
23,348	UNIVERSAL HEALTH SERVICES INC SHS -B-	2,980	75	3.4
48,864	EDISON INTERNATIONAL REGISTERED SHS	2,965	293	3.4
10,679	LENNOX INTERNATIONAL INC REGISTERED SHS	2,898	(117)	3.3
17,787	PALO ALTO NETWORKS INC REGISTERED SHS	2,888	134	3.3
123,475	DROPBOX INC REGISTERED SHS -A-	2,828	81	3.2
16,997	CHENIERE ENERGY INC REGISTERED SHS	2,811	170	3.2
43,623	PVH CORP REGISTERED SHS	2,694	237	3.0
61,170	ALTRIA GROUP INC REGISTERED SHS	2,671	179	3.0
140,645	NEWS CORP REGISTERED SHS -A-	2,553	141	2.9
19,688	PENSKE AUTOMOTIVE GROUP INC REGISTERED SHS	2,483	6	2.8
53,381	PULTEGROUP INC REGISTERED SHS	2,328	62	2.6
20,284	AIRBNB INC REGISTERED SHS -A-	2,171	(99)	2.5
13,725	CROWDSTRIKE HOLDINGS INC REGISTERED SHS -A-	2,035	(421)	2.3
5,589	MCKESSON CORP REGISTERED SHS	1,977	156	2.2
42,298	PBF ENERGY INC REGISTERED SHS -A-	1,951	(269)	2.2
11,430	NVIDIA CORP REGISTERED SHS	1,905	29	2.2
38,433	ALASKA AIR GROUP INC REGISTERED SHS	1,801	23	2.0
21,448	GILEAD SCIENCES INC REGISTERED SHS	1,780	104	2.0
20,608	SPLUNK INC REGISTERED SHS	1,752	(151)	2.0
3,717	CINTAS CORP REGISTERED SHS	1,653	63	1.9
21,460	INCYTE CORP REGISTERED SHS	1,644	65	1.9
27,432	MASCO CORP REGISTERED SHS	1,397	(4)	1.6
30,301	NRG ENERGY INC REGISTERED SHS	1,303	(17)	1.5
8,534	ZSCALER INC REGISTERED SHS	1,257	(118)	1.4
27,017	MGM RESORTS INTERNATIONAL REGISTERED SHS	1,013	(17)	1.1
4,809	LOWE'S COMPANIES INC REGISTERED SHS	1,004	18	1.1
4,936	VEEVA SYSTEMS INC REGISTERED SHS -A-	946	(6)	1.1
40,902	MACY'S INC REGISTERED SHS	877	84	1.0

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Disciplined Equity Fund (Concluded)

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(7,489)	RH REGISTERED SHS	$2,217	$69	2.5%
(65,008)	VF CORP REGISTERED SHS	2,175	41	2.5
(28,458)	ON SEMICONDUCTOR CORP REGISTERED SHS	2,114	(26)	2.4
(16,355)	BILL.COM HOLDINGS INC REGISTERED SHS	2,084	114	2.4
(55,320)	FIFTH THIRD BANCORP REGISTERED SHS	2,016	5	2.3
(22,189)	LIBERTY BROADBAND CORP REGISTERED SHS SERIES -C-	2,009	(7)	2.3
(10,703)	CDW CORP (NEW) REGISTERED SHS	1,978	(41)	2.2
(52,055)	ZILLOW GROUP INC REGISTERED SHS -C-	1,965	(12)	2.2
(14,966)	PACKAGING CORP OF AMERICA REGISTERED SHS	1,948	(85)	2.2
(8,150)	LPL FINANCIAL HOLDINGS INC REGISTERED SHS	1,915	(15)	2.2
(81,911)	REGIONS FINANCIAL CORP REGISTERED SHS	1,881	(20)	2.1
(12,577)	AMERICAN WATER WORKS CO INC REGISTERED SHS	1,836	(72)	2.1
(48,835)	HOWMET AEROSPACE INC REGISTERED SHS	1,785	(55)	2.0
(7,575)	MEDPACE HOLDINGS INC REGISTERED SHS	1,716	126	1.9
(9,268)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	1,679	(76)	1.9
(66,581)	VORNADO REALTY TRUST REGISTERED SHS OF BENEF INTER	1,672	(12)	1.9
(251,444)	SOFI TECHNOLOGIES INC REGISTERED SHS	1,464	249	1.7
(4,078)	TYLER TECHNOLOGIES INC REGISTERED SHS	1,375	(23)	1.6
(5,606)	RBC BEARINGS INC REGISTERED SHS	1,355	26	1.5
(73,289)	HERTZ GLOBAL HOLDINGS INC REGISTERED SHS	1,331	70	1.5
(12,930)	TD SYNNEX CORPORATION REGISTERED SHS	1,322	(1)	1.5
(17,939)	CIVITAS RESOURCES INC REGISTERED SHS	1,266	58	1.4
(23,312)	GUARDANT HEALTH INC REGISTERED SHS	1,195	(25)	1.4
(4,094)	KINSALE CAPITAL GROUP INC REGISTERED SHS	1,171	(91)	1.3
(26,964)	UNITED BANKSHARES INC (W VA) REGISTERED SHS	1,155	(1)	1.3
(31,900)	LEGGETT & PLATT INC REGISTERED SHS	1,148	12	1.3
(44,547)	HOME BANCSHARES INC REGISTERED SHS	1,146	12	1.3
(76,474)	AMERICAN AIRLINES GROUP INC REGISTERED SHS	1,117	14	1.3
(11,333)	CELSIUS HOLDINGS INC REGISTERED SHS	1,115	(147)	1.3
(36,845)	HIGHWOODS PROPERTIES INC REGISTERED SHS	1,086	(12)	1.2
(10,393)	IDACORP INC REGISTERED SHS	1,067	(81)	1.2
(6,826)	AMERICAN EXPRESS CO REGISTERED SHS	1,050	(25)	1.2
(8,100)	FABRINET BEARER SHS	1,026	(55)	1.2
(4,033)	ASPEN TECHNOLOGY INC REGISTERED SHS	1,001	72	1.1
(133,237)	MARQETA INC REGISTERED SHS -A-	990	99	1.1
(17,715)	MATCH GROUP INC REGISTERED SHS	920	24	1.0
(22,944)	FIRST FINANCIAL BANKSHARES INC REGISTERED SHS	879	31	1.0
(8,690)	BUNGE LTD REGISTERED SHS	867	(44)	1.0
(49,337)	PLUG POWER INC REGISTERED SHS	859	71	1.0
(3,297)	ERIE INDEMNITY CO SHS -A-	858	(73)	1.0

Percentages are based on Net Assets of $1,291,133 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,171,766	–	–	1,171,766
Cash Equivalent	64,652	–	–	64,652
Total Investments in Securities	1,236,418	–	–	1,236,418

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	262	–	–	262
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,100	–	2,100
Total Other Financial Instruments	262	2,100	–	2,362

* Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$56,710	$280,044	$(272,102)	$—	$—	$64,652	$669	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.7%

Communication Services — 7.2%
Activision Blizzard Inc	34,756	$2,570
Alphabet Inc, Cl A *	269,360	27,203
Alphabet Inc, Cl C *	241,880	24,539
Altice USA Inc, Cl A *	11,900	54
AMC Entertainment Holdings Inc, Cl A *(A)	22,500	163
AT&T Inc	322,885	6,225
Cable One Inc	257	186
Charter Communications Inc, Cl A *	4,997	1,955
Comcast Corp, Cl A	196,850	7,213
DISH Network Corp, Cl A *	12,726	204
Electronic Arts Inc	11,865	1,552
Fox Corp	21,227	674
Frontier Communications Parent Inc *	10,100	260
IAC Inc *	3,932	204
Interpublic Group of Cos Inc/The	18,345	630
Liberty Broadband Corp, Cl A *	1,280	116
Liberty Broadband Corp, Cl C *	5,878	534
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	66
Liberty Media Corp-Liberty Formula One, Cl C *	8,900	542
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	119
Liberty Media Corp-Liberty SiriusXM, Cl C *	6,321	277
Live Nation Entertainment Inc *	7,100	517
Lumen Technologies Inc *	42,806	234
Madison Square Garden Sports Corp, Cl A *	986	161
Match Group Inc *	13,596	687
Meta Platforms Inc, Cl A *	102,600	12,117
Netflix Inc *	19,700	6,019
New York Times Co/The, Cl A	7,300	268
News Corp	6,300	123
News Corp, Cl A	17,046	326
Nexstar Media Group Inc, Cl A	1,300	246
Omnicom Group Inc	9,244	737
Paramount Global, Cl A	715	16
Paramount Global, Cl B (A)	27,886	560
Pinterest Inc, Cl A *	25,400	646

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Playtika Holding Corp *	4,700	$44
ROBLOX Corp, Cl A *	20,200	642
Roku Inc, Cl A *	6,100	362
Sirius XM Holdings Inc (A)	29,200	190
Spotify Technology SA *	6,100	485
Take-Two Interactive Software Inc *	7,435	786
T-Mobile US Inc *	26,692	4,043
Trade Desk Inc/The, Cl A *	19,600	1,022
TripAdvisor Inc *	5,167	105
Verizon Communications Inc	187,276	7,300
Walt Disney Co/The *	81,950	8,020
Warner Bros Discovery Inc *	100,636	1,147
World Wrestling Entertainment Inc, Cl A	2,200	176
ZoomInfo Technologies Inc, Cl A *	12,100	346

		122,611
Consumer Discretionary — 10.5%
ADT Inc	5,483	51
Advance Auto Parts Inc	2,708	409
Airbnb Inc, Cl A *	17,900	1,828
Amazon.com Inc *	398,040	38,427
Aptiv PLC *	12,100	1,291
Aramark	10,300	428
AutoNation Inc *	1,632	202
AutoZone Inc *	871	2,246
Bath & Body Works Inc	9,157	389
Best Buy Co Inc	7,847	669
Booking Holdings Inc *	1,778	3,697
BorgWarner Inc	9,164	390
Boyd Gaming Corp	4,200	258
Bright Horizons Family Solutions Inc *	3,200	237
Brunswick Corp/DE	3,900	289
Burlington Stores Inc *	2,900	567
Caesars Entertainment Inc *	7,900	401
Capri Holdings Ltd *	6,000	344
CarMax Inc *	7,560	524
Carnival Corp, Cl A *(A)	43,600	433
Carter's Inc	2,100	153
Carvana Co, Cl A *(A)	4,100	32
Chipotle Mexican Grill Inc, Cl A *	1,219	1,983
Choice Hotels International Inc	1,484	183
Churchill Downs Inc	1,300	289
Columbia Sportswear Co	2,000	179
Darden Restaurants Inc	5,168	760
Deckers Outdoor Corp *	1,100	439
Dick's Sporting Goods Inc	2,258	270
Dollar General Corp	10,300	2,633
Dollar Tree Inc *	9,534	1,433
Domino's Pizza Inc	1,700	661
DoorDash Inc, Cl A *	11,400	664
DR Horton Inc	13,368	1,150
DraftKings Inc, Cl A *(A)	15,800	242
eBay Inc	24,511	1,114

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Etsy Inc *	5,600	$740
Expedia Group Inc *	6,922	740
Five Below Inc *	2,400	386
Floor & Decor Holdings Inc, Cl A *	4,600	343
Ford Motor Co	177,884	2,473
GameStop Corp, Cl A *(A)	12,800	335
Gap Inc/The	11,221	163
Garmin Ltd	7,200	670
General Motors Co	65,500	2,657
Gentex Corp	10,364	299
Genuine Parts Co	6,411	1,175
Grand Canyon Education Inc *	1,200	136
H&R Block Inc	7,025	307
Hanesbrands Inc	17,772	119
Harley-Davidson Inc	5,503	259
Hasbro Inc	6,567	413
Hilton Worldwide Holdings Inc	11,733	1,673
Home Depot Inc/The	46,279	14,994
Hyatt Hotels Corp, Cl A *	2,600	261
Kohl's Corp	7,119	228
Las Vegas Sands Corp *	14,693	688
Lear Corp	2,400	346
Leggett & Platt Inc	7,212	257
Lennar Corp, Cl A	11,690	1,027
Lennar Corp, Cl B	713	52
Leslie's Inc *	6,900	101
Lithia Motors Inc, Cl A	1,200	287
LKQ Corp	10,700	581
Lowe's Cos Inc	28,810	6,124
Lucid Group Inc *(A)	23,800	241
Lululemon Athletica Inc *	4,800	1,825
Macy's Inc	9,300	219
Marriott International Inc/MD, Cl A	12,094	2,000
Marriott Vacations Worldwide Corp	1,200	179
Mattel Inc *	17,642	322
McDonald's Corp	33,180	9,051
MGM Resorts International	14,239	525
Mister Car Wash Inc *	3,900	40
Mohawk Industries Inc *	2,166	219
Newell Brands Inc	19,493	253
NIKE Inc, Cl B	54,868	6,018
Nordstrom Inc	5,512	116
Norwegian Cruise Line Holdings Ltd *	18,900	311
NVR Inc *	134	622
Ollie's Bargain Outlet Holdings Inc *	3,200	195
O'Reilly Automotive Inc *	2,840	2,455
Peloton Interactive Inc, Cl A *(A)	13,900	158
Penn Entertainment Inc *	7,000	246
Penske Automotive Group Inc	1,200	152
Petco Health & Wellness Co Inc, Cl A *	3,300	36
Planet Fitness Inc, Cl A *	4,300	337
Polaris Inc	2,900	331

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pool Corp	1,800	$593
PulteGroup Inc	10,245	459
PVH Corp	3,600	242
QuantumScape Corp, Cl A *(A)	13,000	97
Ralph Lauren Corp, Cl A	1,880	213
RH *	900	258
Rivian Automotive Inc, Cl A *(A)	23,700	759
Ross Stores Inc	15,476	1,821
Royal Caribbean Cruises Ltd *	8,700	521
Service Corp International/US	7,394	528
Six Flags Entertainment Corp *	4,000	96
Skechers USA Inc, Cl A *	6,800	287
Starbucks Corp	51,612	5,275
Tapestry Inc	10,367	392
Target Corp	20,475	3,421
Tempur Sealy International Inc	8,900	283
Tesla Inc *	113,955	22,187
Thor Industries Inc	2,900	250
TJX Cos Inc/The	52,716	4,220
Toll Brothers Inc	5,751	276
TopBuild Corp *	1,700	262
Tractor Supply Co	5,000	1,132
Travel + Leisure Co	4,368	170
Ulta Beauty Inc *	2,152	1,000
Under Armour Inc, Cl A *	9,700	97
Under Armour Inc, Cl C *	11,321	99
Vail Resorts Inc	1,800	464
VF Corp	16,368	537
Victoria's Secret & Co *	3,852	177
Wayfair Inc, Cl A *(A)	4,000	147
Wendy's Co/The	9,175	207
Whirlpool Corp	2,416	354
Williams-Sonoma Inc	3,162	370
Wyndham Hotels & Resorts Inc	2,868	210
Wynn Resorts Ltd *	4,596	384
YETI Holdings Inc *	4,400	198
Yum! Brands Inc	12,248	1,576

		178,512
Consumer Staples — 6.5%
Albertsons Cos Inc, Cl A	8,200	172
Altria Group Inc	80,740	3,761
Archer-Daniels-Midland Co	24,779	2,416
BJ's Wholesale Club Holdings Inc *	5,900	444
Boston Beer Co Inc/The, Cl A *	500	192
Brown-Forman Corp, Cl A	2,200	161
Brown-Forman Corp, Cl B	8,317	607
Bunge Ltd	6,500	681
Campbell Soup Co	7,678	412
Casey's General Stores Inc	1,400	340
Church & Dwight Co Inc	11,314	926
Clorox Co/The	5,103	759
Coca-Cola Co/The	174,640	11,109

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Colgate-Palmolive Co	37,050	$2,871
Conagra Brands Inc	22,176	842
Constellation Brands Inc, Cl A	6,831	1,758
Costco Wholesale Corp	19,881	10,721
Coty Inc, Cl A *	17,622	139
Darling Ingredients Inc *	7,000	503
Estee Lauder Cos Inc/The, Cl A	10,208	2,407
Flowers Foods Inc	9,725	292
Freshpet Inc *	2,200	147
General Mills Inc	26,592	2,268
Grocery Outlet Holding Corp *	4,500	136
Hershey Co/The	6,698	1,575
Hormel Foods Corp	12,756	600
Ingredion Inc	2,900	284
J M Smucker Co/The	4,811	741
Kellogg Co	11,903	868
Keurig Dr Pepper Inc	36,700	1,419
Kimberly-Clark Corp	14,818	2,010
Kraft Heinz Co/The	32,102	1,263
Kroger Co/The	30,246	1,488
Lamb Weston Holdings Inc	6,362	553
McCormick & Co Inc/MD	11,586	987
Molson Coors Beverage Co, Cl B	7,762	428
Mondelez International Inc, Cl A	62,206	4,206
Monster Beverage Corp *	15,987	1,644
Olaplex Holdings Inc *	4,200	25
PepsiCo Inc	62,152	11,530
Performance Food Group Co *	6,500	396
Philip Morris International Inc	69,368	6,914
Pilgrim's Pride Corp *	2,900	76
Post Holdings Inc *	1,800	169
Procter & Gamble Co/The	107,154	15,983
Reynolds Consumer Products Inc	3,100	99
Seaboard Corp	16	63
Spectrum Brands Holdings Inc	2,118	113
Sysco Corp	22,348	1,933
Tyson Foods Inc, Cl A	13,365	886
US Foods Holding Corp *	9,000	329
Walgreens Boots Alliance Inc	32,625	1,354
Walmart Inc	64,379	9,813

		111,813
Energy — 5.1%
Antero Midstream Corp	17,300	196
Antero Resources Corp *	12,900	472
APA Corp	14,859	696
Baker Hughes Co, Cl A	43,540	1,264
Cheniere Energy Inc	11,200	1,964
Chesapeake Energy Corp	5,600	580
Chevron Corp	87,998	16,131
ConocoPhillips	56,955	7,035
Coterra Energy Inc, Cl A	34,981	976
Devon Energy Corp	29,127	1,996

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Diamondback Energy Inc	7,617	$1,127
DT Midstream Inc	4,882	295
Enviva Inc	1,900	108
EOG Resources Inc	26,290	3,731
EQT Corp	16,719	709
Exxon Mobil Corp	186,738	20,791
Halliburton Co	40,636	1,540
Hess Corp	12,112	1,743
HF Sinclair Corp	5,726	357
Kinder Morgan Inc	89,522	1,712
Marathon Oil Corp	30,276	927
Marathon Petroleum Corp	22,219	2,706
New Fortress Energy Inc, Cl A	1,500	76
NOV Inc	14,080	316
Occidental Petroleum Corp	36,919	2,565
ONEOK Inc	18,858	1,262
Ovintiv Inc	11,400	636
PDC Energy Inc	3,600	268
Phillips 66	21,188	2,298
Pioneer Natural Resources Co	10,532	2,485
Range Resources Corp	11,200	323
Schlumberger Ltd	63,555	3,276
Southwestern Energy Co *	45,300	313
Targa Resources Corp	10,100	751
Texas Pacific Land Corp	256	664
Valero Energy Corp	17,136	2,290
Williams Cos Inc/The	53,596	1,860

		86,439
Financials — 12.0%
Affiliated Managers Group Inc	1,720	276
Aflac Inc	28,012	2,015
AGNC Investment Corp ‡	26,859	268
Allstate Corp/The	12,325	1,650
Ally Financial Inc	11,500	311
American Express Co	27,072	4,266
American Financial Group Inc/OH	2,914	414
American International Group Inc	34,023	2,147
Ameriprise Financial Inc	4,880	1,620
Annaly Capital Management Inc ‡	17,902	388
Aon PLC, Cl A	9,421	2,904
Apollo Global Management Inc	20,619	1,431
Arch Capital Group Ltd *	14,600	875
Ares Management Corp, Cl A	7,200	564
Arthur J Gallagher & Co	9,304	1,853
Assurant Inc	2,493	320
Assured Guaranty Ltd	2,600	173
Axis Capital Holdings Ltd	3,800	219
Bank of America Corp	314,363	11,899
Bank of Hawaii Corp	2,082	168
Bank of New York Mellon Corp/The	31,409	1,442
Bank OZK	3,900	180
Berkshire Hathaway Inc, Cl B *	80,800	25,743

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
BlackRock Inc, Cl A	6,785	$4,858
Blackstone Inc, Cl A	31,400	2,874
Blue Owl Capital Inc, Cl A	14,500	164
BOK Financial Corp	1,475	154
Brighthouse Financial Inc *	4,028	225
Brown & Brown Inc	11,048	658
Capital One Financial Corp	17,425	1,799
Carlyle Group Inc/The	8,300	259
Cboe Global Markets Inc	4,800	609
Charles Schwab Corp/The	68,440	5,649
Chubb Ltd	18,591	4,082
Cincinnati Financial Corp	6,286	698
Citigroup Inc	87,004	4,212
Citizens Financial Group Inc	22,400	949
CME Group Inc, Cl A	15,770	2,783
CNA Financial Corp	1,500	64
Coinbase Global Inc, Cl A *(A)	6,800	311
Comerica Inc	5,753	413
Commerce Bancshares Inc/MO	4,047	303
Credit Acceptance Corp *(A)	300	142
Cullen/Frost Bankers Inc	2,568	373
Discover Financial Services	12,289	1,332
East West Bancorp Inc	5,900	414
Equitable Holdings Inc	18,100	575
Erie Indemnity Co, Cl A	1,119	316
Evercore Inc, Cl A	2,000	230
Everest Re Group Ltd	1,700	575
Eversource Energy	15,426	1,278
FactSet Research Systems Inc	1,725	796
Fidelity National Financial Inc	11,652	470
Fifth Third Bancorp	30,182	1,097
First American Financial Corp	4,500	246
First Citizens BancShares Inc/NC, Cl A	600	490
First Hawaiian Inc	6,600	175
First Horizon Corp	24,656	613
First Republic Bank/CA	8,300	1,059
FNB Corp/PA	17,100	241
Franklin Resources Inc	12,649	339
Globe Life Inc	4,087	490
Goldman Sachs Group Inc/The	14,975	5,783
Hanover Insurance Group Inc/The	1,893	279
Hartford Financial Services Group Inc/The	13,510	1,032
Huntington Bancshares Inc/OH	65,982	1,021
Interactive Brokers Group Inc, Cl A	4,100	329
Intercontinental Exchange Inc	24,900	2,697
Invesco Ltd	17,600	336
Janus Henderson Group PLC	5,400	137
Jefferies Financial Group Inc	7,506	285
JPMorgan Chase & Co	130,670	18,056
Kemper Corp	3,300	188
KeyCorp	41,951	789
KKR & Co Inc	26,400	1,371

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lazard Ltd, Cl A (A)	5,200	$190
Lincoln National Corp	7,788	303
Loews Corp	8,836	514
LPL Financial Holdings Inc	3,300	781
M&T Bank Corp	8,057	1,370
Markel Corp *	610	808
MarketAxess Holdings Inc	1,400	375
Marsh & McLennan Cos Inc	22,565	3,908
MetLife Inc	29,409	2,256
MGIC Investment Corp	16,600	228
Moody's Corp	6,927	2,066
Morgan Stanley	56,314	5,241
Morningstar Inc	1,200	294
MSCI Inc, Cl A	3,400	1,727
Nasdaq Inc	15,430	1,056
New York Community Bancorp Inc (A)	22,772	213
Northern Trust Corp	9,505	885
Old Republic International Corp	14,490	355
OneMain Holdings Inc, Cl A	5,900	232
PacWest Bancorp	5,900	154
Pinnacle Financial Partners Inc	3,800	319
PNC Financial Services Group Inc/The	18,222	3,066
Popular Inc	2,853	208
Primerica Inc	1,600	238
Principal Financial Group Inc	10,708	960
Progressive Corp/The	25,680	3,394
Prosperity Bancshares Inc	3,900	295
Prudential Financial Inc	16,563	1,789
Raymond James Financial Inc	8,631	1,009
Regions Financial Corp	40,687	944
Reinsurance Group of America Inc, Cl A	2,699	390
RenaissanceRe Holdings Ltd	1,600	302
Rithm Capital Corp ‡	22,300	202
Robinhood Markets Inc, Cl A *	22,200	213
Rocket Cos Inc, Cl A *	7,200	60
Ryan Specialty Holdings Inc, Cl A *	4,800	193
S&P Global Inc	14,976	5,284
SEI Investments Co †	4,542	283
Signature Bank/New York NY	2,900	405
SLM Corp	6,331	111
SoFi Technologies Inc *(A)	32,100	155
Starwood Property Trust Inc ‡	12,800	274
State Street Corp	16,779	1,337
Stifel Financial Corp	5,200	334
SVB Financial Group *	2,700	626
Synchrony Financial	21,818	820
Synovus Financial Corp	7,496	316
T Rowe Price Group Inc	10,330	1,290
TFS Financial Corp	2,500	34
Tradeweb Markets Inc, Cl A	5,300	326
Travelers Cos Inc/The	10,475	1,988
Truist Financial Corp	59,463	2,784

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Umpqua Holdings Corp	11,300	$229
Unum Group	7,905	333
Upstart Holdings Inc *(A)	2,400	47
US Bancorp	59,997	2,723
UWM Holdings Corp	2,300	10
Virtu Financial Inc, Cl A	4,500	100
Voya Financial Inc	4,400	290
W R Berkley Corp	9,781	746
Webster Financial Corp	6,946	377
Wells Fargo & Co	170,466	8,174
Western Alliance Bancorp	5,200	356
White Mountains Insurance Group Ltd	79	107
Willis Towers Watson PLC	4,962	1,221
Wintrust Financial Corp	2,900	265
Zions Bancorp NA	5,602	290

		203,917
Health Care — 14.9%
10X Genomics Inc, Cl A *	4,400	170
Abbott Laboratories	76,437	8,223
AbbVie Inc	79,101	12,750
ABIOMED Inc *	2,000	756
Acadia Healthcare Co Inc *	3,500	312
Agilent Technologies Inc	13,264	2,056
agilon health Inc *	8,800	155
Align Technology Inc *	3,600	708
Alnylam Pharmaceuticals Inc *	5,500	1,213
Amedisys Inc *	1,600	146
AmerisourceBergen Corp, Cl A	6,524	1,114
Amgen Inc	24,058	6,890
Avantor Inc *	28,800	642
Azenta Inc	3,800	229
Baxter International Inc	21,415	1,211
Becton Dickinson and Co	12,470	3,109
Biogen Inc *	6,400	1,953
BioMarin Pharmaceutical Inc *	8,600	868
Bio-Rad Laboratories Inc, Cl A *	900	373
Bio-Techne Corp	6,564	558
Boston Scientific Corp *	63,839	2,890
Bristol-Myers Squibb Co	95,719	7,684
Bruker Corp	5,200	351
Cardinal Health Inc	12,129	972
Catalent Inc *	8,100	406
Centene Corp *	24,758	2,155
Certara Inc *	5,700	97
Charles River Laboratories International Inc *	1,943	444
Chemed Corp	700	364
Cigna Corp	13,402	4,408
Cooper Cos Inc/The	2,004	634
CVS Health Corp	58,699	5,980
Danaher Corp	29,002	7,929
DaVita Inc *	2,285	168

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Definitive Healthcare Corp, Cl A *	600	$7
DENTSPLY SIRONA Inc	9,466	286
Dexcom Inc *	16,900	1,965
Doximity Inc, Cl A *	3,700	126
Edwards Lifesciences Corp *	28,184	2,177
Elanco Animal Health Inc *	22,637	291
Elevance Health Inc	10,831	5,772
Eli Lilly & Co	37,771	14,016
Encompass Health Corp	5,100	298
Enhabit Inc *	2,550	37
Enovis Corp *	2,166	117
Envista Holdings Corp *	8,200	280
Exact Sciences Corp *	8,800	396
Exelixis Inc *	15,800	270
Gilead Sciences Inc	56,034	4,921
Globus Medical Inc, Cl A *	4,000	296
Guardant Health Inc *	4,400	230
HCA Healthcare Inc	10,000	2,402
Henry Schein Inc *	6,168	499
Hologic Inc *	11,300	861
Horizon Therapeutics Plc *	9,500	953
Humana Inc	5,675	3,121
ICU Medical Inc *	1,000	159
IDEXX Laboratories Inc *	3,604	1,535
Illumina Inc *	6,805	1,484
Incyte Corp *	8,700	693
Insulet Corp *	3,000	898
Integra LifeSciences Holdings Corp *	3,600	198
Intuitive Surgical Inc *	16,115	4,357
Ionis Pharmaceuticals Inc *	7,200	294
IQVIA Holdings Inc *	8,213	1,791
Jazz Pharmaceuticals PLC *	2,700	424
Johnson & Johnson	117,909	20,988
Laboratory Corp of America Holdings	4,190	1,009
Maravai LifeSciences Holdings Inc, Cl A *	5,700	85
Masimo Corp *	2,100	304
McKesson Corp	6,470	2,470
Medtronic PLC	60,326	4,768
Merck & Co Inc	113,243	12,470
Mettler-Toledo International Inc *	949	1,395
Mirati Therapeutics Inc *	2,100	192
Moderna Inc *	15,100	2,656
Molina Healthcare Inc *	2,600	876
Natera Inc *	4,300	177
Neurocrine Biosciences Inc *	3,900	496
Novavax Inc *	4,000	66
Novocure Ltd *	5,200	400
Oak Street Health Inc *	5,100	110
Organon & Co	13,154	342
Penumbra Inc *	1,800	377
PerkinElmer Inc	5,734	801
Perrigo Co PLC	7,800	251

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pfizer Inc	253,122	$12,689
Premier Inc, Cl A	6,100	203
QIAGEN NV *	9,940	493
Quest Diagnostics Inc	5,244	796
QuidelOrtho Corp *	1,900	166
Regeneron Pharmaceuticals Inc *	4,642	3,489
Repligen Corp *	2,300	411
ResMed Inc	6,612	1,522
Royalty Pharma PLC, Cl A	16,800	739
Sarepta Therapeutics Inc *	3,400	418
Seagen Inc *	6,400	777
Signify Health Inc, Cl A *	3,300	94
Sotera Health Co *	4,500	38
STERIS PLC	4,600	854
Stryker Corp	15,504	3,626
Syneos Health Inc, Cl A *	5,200	183
Tandem Diabetes Care Inc *	3,300	139
Teladoc Health Inc *	7,853	224
Teleflex Inc	2,140	501
Tenet Healthcare Corp *	4,200	194
Thermo Fisher Scientific Inc	17,525	9,818
Ultragenyx Pharmaceutical Inc *	3,500	127
United Therapeutics Corp *	1,900	532
UnitedHealth Group Inc	41,920	22,962
Universal Health Services Inc, Cl B	2,876	376
Veeva Systems Inc, Cl A *	6,200	1,180
Vertex Pharmaceuticals Inc *	11,300	3,575
Viatris Inc, Cl W *	57,022	629
Waters Corp *	2,773	961
West Pharmaceutical Services Inc	3,400	798
Zimmer Biomet Holdings Inc	9,725	1,168
Zoetis Inc, Cl A	20,744	3,197

		252,184
Industrials — 9.1%
3M Co	25,462	3,207
A O Smith Corp	5,400	328
Acuity Brands Inc	1,200	226
Advanced Drainage Systems Inc	3,100	302
AECOM	6,116	520
AGCO Corp	2,400	319
Air Lease Corp, Cl A	5,300	205
Alaska Air Group Inc *	6,200	294
Allegion plc	3,766	428
Allison Transmission Holdings Inc, Cl A	5,300	237
AMERCO *	4,000	252
American Airlines Group Inc *	23,500	339
AMETEK Inc	10,328	1,471
Armstrong World Industries Inc	2,400	183
Avis Budget Group Inc *	1,000	224
Axon Enterprise Inc *	3,000	552
AZEK Co Inc/The, Cl A *	6,100	118
Boeing Co/The *	24,593	4,399

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Booz Allen Hamilton Holding Corp, Cl A	5,900	$628
Builders FirstSource Inc *	5,600	358
BWX Technologies Inc	4,750	289
CACI International Inc, Cl A *	1,036	324
Carlisle Cos Inc	2,366	623
Carrier Global Corp	37,978	1,683
Caterpillar Inc	23,647	5,590
CH Robinson Worldwide Inc	5,848	586
ChargePoint Holdings Inc *(A)	14,500	180
Cintas Corp	3,757	1,735
Clarivate PLC *	22,600	221
Clean Harbors Inc *	2,600	312
Copa Holdings SA, Cl A *	1,800	158
Copart Inc *	18,072	1,203
Core & Main Inc, Cl A *	2,900	60
CoStar Group Inc *	17,200	1,394
Crane Holdings Co	2,100	222
CSX Corp	95,988	3,138
Cummins Inc	6,312	1,585
Curtiss-Wright Corp	1,700	300
Deere & Co	12,619	5,565
Delta Air Lines Inc *	29,600	1,047
Donaldson Co Inc	5,444	332
Dover Corp	6,557	931
Driven Brands Holdings Inc *	2,400	73
Dun & Bradstreet Holdings Inc	8,900	120
Eaton Corp PLC	17,816	2,912
Emerson Electric Co	26,110	2,501
Equifax Inc	5,256	1,037
Esab Corp	2,166	103
Expeditors International of Washington Inc	6,848	795
Fastenal Co	24,348	1,254
FedEx Corp	10,744	1,958
Flowserve Corp	6,800	213
Fortive Corp	16,553	1,118
Fortune Brands Home & Security Inc	5,520	361
FTI Consulting Inc *	1,700	294
Gates Industrial Corp PLC *	4,900	57
Generac Holdings Inc *	2,700	285
General Dynamics Corp	10,672	2,694
General Electric Co	48,770	4,193
Graco Inc	7,872	551
GXO Logistics Inc *	5,000	234
Hayward Holdings Inc *	2,100	20
HEICO Corp	2,010	326
HEICO Corp, Cl A	3,121	396
Hertz Global Holdings Inc *	8,400	144
Hexcel Corp	4,400	264
Honeywell International Inc	29,990	6,584
Howmet Aerospace Inc	17,867	673
Hubbell Inc, Cl B	2,392	608
Huntington Ingalls Industries Inc	1,537	357

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IAA Inc *	7,100	$265
IDEX Corp	3,393	806
Illinois Tool Works Inc	13,880	3,157
Ingersoll Rand Inc	17,765	959
ITT Inc	3,451	292
Jacobs Solutions Inc	5,784	732
JB Hunt Transport Services Inc	3,952	727
JetBlue Airways Corp *	16,300	130
Johnson Controls International plc	30,566	2,031
KBR Inc	5,500	284
Kirby Corp *	3,100	216
Knight-Swift Transportation Holdings Inc, Cl A	6,400	355
L3Harris Technologies Inc	8,534	1,938
Landstar System Inc	1,565	271
Leidos Holdings Inc	5,273	577
Lennox International Inc	1,320	344
Lincoln Electric Holdings Inc	1,900	281
Lockheed Martin Corp	10,673	5,178
Lyft Inc, Cl A *	14,900	167
ManpowerGroup Inc	2,784	244
Masco Corp	9,279	471
MasTec Inc *	3,100	282
MDU Resources Group Inc	10,421	328
Mercury Systems Inc *	2,800	142
Middleby Corp/The *	1,800	260
MSA Safety Inc	1,900	268
MSC Industrial Direct Co Inc, Cl A	2,320	199
Nordson Corp	2,600	615
Norfolk Southern Corp	10,495	2,692
Northrop Grumman Corp	6,578	3,508
nVent Electric PLC	7,273	291
Old Dominion Freight Line Inc	4,300	1,301
Oshkosh Corp	2,859	263
Otis Worldwide Corp	18,939	1,479
Owens Corning	4,200	373
PACCAR Inc	15,296	1,620
Parker-Hannifin Corp	5,704	1,705
Pentair PLC	8,373	383
Plug Power Inc *	21,700	346
Quanta Services Inc	6,367	954
Raytheon Technologies Corp	66,562	6,571
Regal Rexnord Corp	2,776	364
Republic Services Inc, Cl A	9,242	1,287
Robert Half International Inc	4,776	376
Rockwell Automation Inc	5,304	1,401
Rollins Inc	8,737	353
RXO Inc *	5,000	95
Ryder System Inc	2,206	206
Schneider National Inc, Cl B	3,000	77
Science Applications International Corp	2,500	275
Sensata Technologies Holding PLC	7,800	352

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SiteOne Landscape Supply Inc *	2,200	$276
Snap-on Inc	2,191	527
Southwest Airlines Co *	27,520	1,098
Spirit AeroSystems Holdings Inc, Cl A *	5,400	142
Stanley Black & Decker Inc	6,893	563
Stericycle Inc *	4,726	246
Sunrun Inc *	7,400	241
Tetra Tech Inc	2,200	340
Textron Inc	10,022	715
Timken Co/The	3,269	248
Toro Co/The	4,440	493
Trane Technologies PLC	10,500	1,873
TransDigm Group Inc *	2,293	1,441
TransUnion	8,700	549
Trex Co Inc *	4,900	225
Uber Technologies Inc *	84,200	2,454
Union Pacific Corp	28,332	6,160
United Airlines Holdings Inc *	14,500	640
United Parcel Service Inc, Cl B	32,941	6,250
United Rentals Inc *	3,200	1,130
Univar Solutions Inc *	8,700	288
Valmont Industries Inc	900	305
Verisk Analytics Inc, Cl A	6,900	1,268
Vertiv Holdings Co, Cl A	15,600	216
Waste Management Inc	18,194	3,052
Watsco Inc	1,300	350
WESCO International Inc *	1,800	232
Westinghouse Air Brake Technologies Corp	8,537	863
WillScot Mobile Mini Holdings Corp, Cl A *	9,200	444
Woodward Inc	3,000	287
WW Grainger Inc	2,087	1,259
XPO Logistics Inc *	5,000	193
Xylem Inc/NY	8,002	899

		155,251
Information Technology — 25.7%
Accenture PLC, Cl A	28,500	8,577
Adobe Inc *	21,202	7,313
Advanced Micro Devices Inc *	72,913	5,660
Affirm Holdings Inc, Cl A *(A)	7,000	97
Akamai Technologies Inc *	7,218	685
Allegro MicroSystems Inc *	2,100	65
Alteryx Inc, Cl A *	3,200	144
Amdocs Ltd	5,400	480
Amphenol Corp, Cl A	25,368	2,040
Analog Devices Inc	23,403	4,023
ANSYS Inc *	4,000	1,017
Apple Inc	684,863	101,380
Applied Materials Inc	39,055	4,280
AppLovin Corp, Cl A *	9,600	138
Arista Networks Inc *	11,300	1,574
Arrow Electronics Inc *	2,789	303
Aspen Technology Inc *	970	224

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Atlassian Corp Ltd, Cl A *	6,200	$816
Autodesk Inc *	9,637	1,946
Automatic Data Processing Inc	18,792	4,964
Avnet Inc	5,110	231
Bentley Systems Inc, Cl B	7,400	293
Bill.com Holdings Inc *	4,700	566
Black Knight Inc *	6,100	378
Block Inc, Cl A *	24,300	1,647
Broadcom Inc	17,732	9,771
Broadridge Financial Solutions Inc	5,473	816
Cadence Design Systems Inc *	12,063	2,075
CCC Intelligent Solutions Holdings Inc *	4,400	41
CDW Corp/DE	6,000	1,132
Ceridian HCM Holding Inc *	6,800	465
Ciena Corp *	6,100	274
Cirrus Logic Inc *	3,000	224
Cisco Systems Inc	185,527	9,224
Cloudflare Inc, Cl A *	13,400	659
Cognex Corp	7,700	383
Cognizant Technology Solutions Corp, Cl A	22,176	1,380
Coherent Corp *	5,283	194
Concentrix Corp	2,200	269
Confluent Inc, Cl A *	4,200	97
Corning Inc	33,658	1,149
Coupa Software Inc *	3,900	247
Crowdstrike Holdings Inc, Cl A *	9,200	1,082
Datadog Inc, Cl A *	11,900	902
Dell Technologies Inc, Cl C	12,042	539
DocuSign Inc, Cl A *	9,700	457
Dolby Laboratories Inc, Cl A	3,343	250
DoubleVerify Holdings Inc, Cl Rights *	2,800	73
Dropbox Inc, Cl A *	11,800	278
DXC Technology Co *	11,036	327
Dynatrace Inc *	8,800	341
Elastic NV *	3,700	226
Enphase Energy Inc *	5,900	1,892
Entegris Inc	6,900	533
EPAM Systems Inc *	2,500	921
Euronet Worldwide Inc *	2,600	242
F5 Inc *	2,531	391
Fair Isaac Corp *	1,100	682
Fidelity National Information Services Inc	27,048	1,963
First Solar Inc *	4,500	776
Fiserv Inc *	25,874	2,700
Five9 Inc *	3,600	231
FleetCor Technologies Inc *	3,100	608
Fortinet Inc *	28,900	1,536
Gartner Inc *	3,410	1,195
Gen Digital Inc	25,848	594
Genpact Ltd	6,800	314
Global Payments Inc	12,252	1,272
GLOBALFOUNDRIES Inc *(A)	2,700	174

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Globant SA *	1,700	$319
GoDaddy Inc, Cl A *	7,500	593
Guidewire Software Inc *	4,200	249
Hewlett Packard Enterprise Co	59,670	1,001
HP Inc	47,570	1,429
HubSpot Inc *	2,000	606
Informatica Inc, Cl A *(A)	1,700	29
Intel Corp	184,558	5,550
International Business Machines Corp	40,601	6,046
Intuit Inc	12,452	5,075
IPG Photonics Corp *	1,900	173
Jabil Inc	5,574	402
Jack Henry & Associates Inc	3,300	625
Jamf Holding Corp *	2,600	55
Juniper Networks Inc	13,025	433
Keysight Technologies Inc *	8,132	1,471
KLA Corp	6,349	2,496
Kyndryl Holdings Inc *	11,559	135
Lam Research Corp	6,152	2,906
Lattice Semiconductor Corp *	5,800	422
Littelfuse Inc	1,200	296
Lumentum Holdings Inc *	3,700	203
Manhattan Associates Inc *	2,600	327
Marvell Technology Inc	36,438	1,695
Mastercard Inc, Cl A	38,600	13,757
Microchip Technology Inc	24,130	1,911
Micron Technology Inc	48,416	2,791
Microsoft Corp	335,116	85,502
MKS Instruments Inc	2,900	243
MongoDB Inc, Cl A *	2,800	428
Monolithic Power Systems Inc	2,100	802
Motorola Solutions Inc	7,314	1,991
National Instruments Corp	6,804	279
nCino Inc *	2,900	76
NCR Corp *	6,589	157
NetApp Inc	9,855	666
New Relic Inc *	2,700	152
Nutanix Inc, Cl A *	10,700	302
NVIDIA Corp	107,824	18,247
Okta Inc, Cl A *	5,300	283
ON Semiconductor Corp *	19,900	1,497
Oracle Corp	68,120	5,656
Palantir Technologies Inc, Cl A *	83,800	629
Palo Alto Networks Inc *	13,162	2,236
Paychex Inc	13,907	1,725
Paycom Software Inc *	2,200	746
Paycor HCM Inc *	1,700	49
Paylocity Holding Corp *	1,700	370
PayPal Holdings Inc *	52,211	4,094
Pegasystems Inc	2,100	76
Procore Technologies Inc *	3,100	152
PTC Inc *	4,600	585

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pure Storage Inc, Cl A *	13,600	$397
Qorvo Inc *	4,800	476
QUALCOMM Inc	50,159	6,345
RingCentral Inc, Cl A *	4,300	159
Roper Technologies Inc	4,700	2,063
Salesforce Inc *	43,218	6,926
SentinelOne Inc, Cl A *	10,200	148
ServiceNow Inc *	9,000	3,747
Shift4 Payments Inc, Cl A *	2,400	111
Skyworks Solutions Inc	6,800	650
Smartsheet Inc, Cl A *	6,200	191
Snowflake Inc, Cl A *	14,000	2,001
Splunk Inc *	6,900	536
SS&C Technologies Holdings Inc	10,100	543
Switch Inc, Cl A	5,900	202
Synopsys Inc *	6,782	2,303
TD SYNNEX Corp	2,200	225
Teledyne Technologies Inc *	2,167	910
Teradata Corp *	5,489	187
Teradyne Inc	7,263	679
Texas Instruments Inc	41,308	7,454
Thoughtworks Holding Inc *	2,200	20
Toast Inc, Cl A *	6,900	127
Trimble Inc *	11,328	677
Twilio Inc, Cl A *	6,800	333
Tyler Technologies Inc *	1,700	583
Ubiquiti Inc	300	90
UiPath Inc, Cl A *	15,800	197
Unity Software Inc *(A)	8,900	352
Universal Display Corp	2,200	248
VeriSign Inc *	4,185	836
Viasat Inc *	3,600	123
Visa Inc, Cl A	73,700	15,993
VMware Inc, Cl A *	9,051	1,100
Vontier Corp	8,701	171
Western Digital Corp *	14,096	518
Western Union Co/The	17,028	250
WEX Inc *	2,000	338
Wix.com Ltd *	2,700	244
Wolfspeed Inc *	5,000	455
Workday Inc, Cl A *	9,100	1,528
Zebra Technologies Corp, Cl A *	2,025	547
Zoom Video Communications Inc, Cl A *	11,900	898
Zscaler Inc *	4,000	534

		438,093
Materials — 2.8%
Air Products and Chemicals Inc	9,894	3,069
Albemarle Corp	5,073	1,410
Alcoa Corp	8,600	431
Amcor PLC	67,100	829
AptarGroup Inc	2,600	276
Ardagh Metal Packaging SA (A)	10,100	45

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Ashland Inc	2,676	$299
Avery Dennison Corp	3,710	717
Axalta Coating Systems Ltd *	10,600	285
Ball Corp	13,800	774
Berry Global Group Inc	5,200	305
Celanese Corp, Cl A	5,183	556
CF Industries Holdings Inc	8,230	890
Chemours Co/The	8,200	255
Cleveland-Cliffs Inc *	22,500	348
Corteva Inc	31,976	2,148
Crown Holdings Inc	5,451	448
Dow Inc	31,676	1,615
DuPont de Nemours Inc	21,909	1,545
Eagle Materials Inc	1,000	136
Eastman Chemical Co	4,528	392
Ecolab Inc	10,955	1,641
Element Solutions Inc	11,900	233
FMC Corp	5,620	734
Freeport-McMoRan Inc, Cl B	63,724	2,536
Ginkgo Bioworks Holdings Inc *(A)	51,000	102
Graphic Packaging Holding Co	14,600	336
Huntsman Corp	5,729	159
International Flavors & Fragrances Inc	11,752	1,244
International Paper Co	16,055	596
Linde PLC	22,500	7,571
Louisiana-Pacific Corp	1,900	121
LyondellBasell Industries NV, Cl A	11,760	1,000
Martin Marietta Materials Inc	2,863	1,049
Mosaic Co/The	14,078	722
MP Materials Corp *	5,300	176
NewMarket Corp	300	95
Newmont Corp	34,133	1,620
Nucor Corp	11,690	1,753
Olin Corp	5,500	313
Packaging Corp of America	4,099	557
PPG Industries Inc	10,565	1,429
Reliance Steel & Aluminum Co	2,700	570
Royal Gold Inc	3,300	371
RPM International Inc	5,569	577
Scotts Miracle-Gro Co/The, Cl A (A)	2,106	118
Sealed Air Corp	6,268	334
Sherwin-Williams Co/The	10,811	2,694
Silgan Holdings Inc	4,308	228
Sonoco Products Co	5,046	310
Southern Copper Corp	4,268	260
SSR Mining Inc	11,900	180
Steel Dynamics Inc	7,100	738
United States Steel Corp	10,400	273
Valvoline Inc	7,804	257
Vulcan Materials Co	6,057	1,110
Westlake Corp	1,700	183

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Westrock Co	11,045	$419

		49,382
Real Estate — 3.1%
Alexandria Real Estate Equities Inc ‡	7,200	1,120
American Homes 4 Rent, Cl A ‡	14,300	473
American Tower Corp, Cl A ‡	20,912	4,627
Americold Realty Trust Inc ‡	13,300	397
Apartment Income Corp ‡	8,105	308
AvalonBay Communities Inc ‡	6,241	1,092
Boston Properties Inc ‡	6,984	503
Brixmor Property Group Inc ‡	15,100	350
Camden Property Trust ‡	4,647	559
CBRE Group Inc, Cl A *	13,917	1,108
Cousins Properties Inc ‡	7,900	208
Crown Castle Inc ‡	18,896	2,673
CubeSmart ‡	11,100	459
Digital Realty Trust Inc ‡	12,096	1,360
Douglas Emmett Inc ‡	8,600	149
EastGroup Properties Inc ‡	1,600	248
EPR Properties ‡	3,800	158
Equinix Inc ‡	4,063	2,806
Equity LifeStyle Properties Inc ‡	7,700	512
Equity Residential ‡	17,277	1,121
Essex Property Trust Inc ‡	2,963	653
Extra Space Storage Inc ‡	6,000	964
Federal Realty Investment Trust ‡	3,996	444
First Industrial Realty Trust Inc ‡	6,800	344
Gaming and Leisure Properties Inc ‡	11,635	612
Healthcare Realty Trust Inc, Cl A ‡	15,700	322
Healthpeak Properties Inc ‡	24,074	632
Highwoods Properties Inc ‡	5,400	161
Host Hotels & Resorts Inc ‡	33,340	632
Howard Hughes Corp/The *	2,273	169
Hudson Pacific Properties Inc ‡	7,600	88
Invitation Homes Inc ‡	27,200	888
Iron Mountain Inc ‡	12,903	701
JBG SMITH Properties ‡	6,318	130
Jones Lang LaSalle Inc *	2,100	353
Kilroy Realty Corp ‡	6,000	259
Kimco Realty Corp ‡	23,371	536
Lamar Advertising Co, Cl A ‡	3,840	385
Life Storage Inc ‡	3,350	360
Medical Properties Trust Inc ‡	29,900	392
Mid-America Apartment Communities Inc ‡	5,350	882
National Retail Properties Inc ‡	8,800	408
National Storage Affiliates Trust ‡	4,700	187
Omega Healthcare Investors Inc ‡	10,400	315
Opendoor Technologies Inc *	23,600	44
Park Hotels & Resorts Inc ‡	12,188	156
Prologis Inc ‡	41,603	4,900
Public Storage ‡	6,768	2,017
Rayonier Inc ‡	7,504	269

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Realty Income Corp ‡	26,639	$1,680
Regency Centers Corp ‡	7,258	482
Rexford Industrial Realty Inc ‡	7,800	431
SBA Communications Corp, Cl A ‡	4,832	1,446
Simon Property Group Inc ‡	13,981	1,670
SL Green Realty Corp ‡(A)	3,455	145
Spirit Realty Capital Inc ‡	6,320	262
STORE Capital Corp ‡	12,500	399
Sun Communities Inc ‡	4,900	720
UDR Inc ‡	13,893	576
Ventas Inc ‡	18,492	861
VICI Properties Inc ‡	41,000	1,402
Vornado Realty Trust ‡	8,936	226
Welltower Inc ‡	21,383	1,519
Weyerhaeuser Co ‡	33,246	1,088
WP Carey Inc ‡	8,600	678
Zillow Group Inc, Cl A *	3,343	125
Zillow Group Inc, Cl C *	7,086	269

		52,413
Utilities — 2.8%
AES Corp/The	29,724	860
Alliant Energy Corp	11,852	667
Ameren Corp	10,990	982
American Electric Power Co Inc	22,950	2,222
American Water Works Co Inc	8,400	1,275
Atmos Energy Corp	6,191	744
Avangrid Inc	3,094	132
Brookfield Renewable Corp, Cl A	6,600	215
CenterPoint Energy Inc	29,015	903
CMS Energy Corp	13,342	815
Consolidated Edison Inc	15,116	1,482
Constellation Energy Corp	14,092	1,355
Dominion Energy Inc	37,070	2,265
DTE Energy Co	8,564	994
Duke Energy Corp	34,616	3,459
Edison International	17,479	1,165
Entergy Corp	8,698	1,011
Essential Utilities Inc	10,646	514
Evergy Inc	10,449	619
Exelon Corp	45,576	1,885
FirstEnergy Corp	25,127	1,036
Hawaiian Electric Industries Inc	5,446	224
IDACORP Inc	2,200	243
National Fuel Gas Co	4,489	297
NextEra Energy Inc	87,492	7,411
NiSource Inc	18,021	503
NRG Energy Inc	10,200	433
OGE Energy Corp	8,836	357
PG&E Corp *	67,718	1,063
Pinnacle West Capital Corp	4,992	391
PPL Corp	30,526	901
Public Service Enterprise Group Inc	21,152	1,281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Sempra Energy	13,923	$2,314
Southern Co/The	46,803	3,166
UGI Corp	9,325	360
Vistra Corp	19,000	462
WEC Energy Group Inc	14,357	1,423
Xcel Energy Inc	24,481	1,719

		47,148
Total Common Stock
(Cost $455,600) ($ Thousands)		1,697,763

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, LP
3.810% **†(B)	5,335,286	5,332

Total Affiliated Partnership
(Cost $5,335) ($ Thousands)		5,332

CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	3,986,898	3,987

Total Cash Equivalent
(Cost $3,987) ($ Thousands)		3,987

Total Investments in Securities — 100.2%
(Cost $464,922) ($ Thousands)		$1,707,082

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	26	Dec-2022	$5,099	$5,306	$207
S&P Mid Cap 400 Index E-MINI	5	Dec-2022	1,206	1,290	84
			$6,305	$6,596	$291

Percentages are based on Net Assets of $1,704,292 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $4,643 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $5,332 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,697,763	–	–	1,697,763
Affiliated Partnership	–	5,332	–	5,332
Cash Equivalent	3,987	–	–	3,987
Total Investments in Securities	1,701,750	5,332	–	1,707,082

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	291	–	–	291
Total Other Financial Instruments	291	–	–	291

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Investment Co.	$318	$—	$(56)	$37	$(16)	$283	$2	$—
SEI Liquidity Fund, LP	4,261	33,941	(32,871)	—	1	5,332	83	—
SEI Daily Income Trust, Government Fund, Cl F	7,431	86,757	(90,201)	—	—	3,987	53	—
Totals	$12,010	$120,698	$(123,128)	$37	$(15)	$9,602	$138	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

S&P 500 Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.2%

Communication Services — 7.4%
Activision Blizzard Inc	95,800	$7,084
Alphabet Inc, Cl A *	807,620	81,562
Alphabet Inc, Cl C *	722,160	73,263
AT&T Inc	960,291	18,515
Charter Communications Inc, Cl A *	14,900	5,830
Comcast Corp, Cl A	593,448	21,744
DISH Network Corp, Cl A *	33,268	534
Electronic Arts Inc	35,500	4,643
Fox Corp	59,757	1,903
Interpublic Group of Cos Inc/The	52,700	1,811
Live Nation Entertainment Inc *	19,100	1,390
Lumen Technologies Inc	127,274	696
Match Group Inc *	38,100	1,926
Meta Platforms Inc, Cl A *	307,378	36,301
Netflix Inc *	59,879	18,295
News Corp	15,600	303
News Corp, Cl A	51,483	986
Omnicom Group Inc	27,600	2,201
Paramount Global, Cl B (A)	67,881	1,363
Take-Two Interactive Software Inc *	21,200	2,241
T-Mobile US Inc *	81,000	12,268
Verizon Communications Inc	565,952	22,061
Walt Disney Co/The *	245,719	24,049
Warner Bros Discovery Inc *	296,746	3,383

		344,352
Consumer Discretionary — 10.3%
Advance Auto Parts Inc	8,200	1,238
Amazon.com Inc *	1,193,900	115,259
Aptiv PLC *	36,700	3,915
AutoZone Inc *	2,645	6,821
Bath & Body Works Inc	30,700	1,305
Best Buy Co Inc	26,987	2,302
Booking Holdings Inc *	5,384	11,196
BorgWarner Inc	31,800	1,352

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Caesars Entertainment Inc *	28,800	$1,463
CarMax Inc *	21,400	1,484
Carnival Corp, Cl A *(A)	132,800	1,319
Chipotle Mexican Grill Inc, Cl A *	3,720	6,052
Darden Restaurants Inc	16,495	2,425
Dollar General Corp	30,500	7,798
Dollar Tree Inc *	28,369	4,264
Domino's Pizza Inc	4,800	1,866
DR Horton Inc	42,691	3,671
eBay Inc	74,483	3,384
Etsy Inc *	17,100	2,259
Expedia Group Inc *	20,495	2,190
Ford Motor Co	533,243	7,412
Garmin Ltd	20,795	1,934
General Motors Co	196,187	7,957
Genuine Parts Co	19,000	3,483
Hasbro Inc	17,395	1,093
Hilton Worldwide Holdings Inc	37,000	5,277
Home Depot Inc/The	138,487	44,868
Las Vegas Sands Corp *	44,300	2,075
Lennar Corp, Cl A	34,391	3,021
LKQ Corp	35,100	1,907
Lowe's Cos Inc	86,087	18,298
Marriott International Inc/MD, Cl A	37,136	6,140
McDonald's Corp	99,187	27,057
MGM Resorts International	43,900	1,618
Mohawk Industries Inc *	7,200	730
Newell Brands Inc	50,190	651
NIKE Inc, Cl B	170,282	18,678
Norwegian Cruise Line Holdings Ltd *	56,500	929
NVR Inc *	420	1,948
O'Reilly Automotive Inc *	8,600	7,435
Pool Corp	5,300	1,746
PulteGroup Inc	31,083	1,392
Ralph Lauren Corp, Cl A	5,895	667
Ross Stores Inc	47,200	5,554
Royal Caribbean Cruises Ltd *	29,500	1,768
Starbucks Corp	154,582	15,798
Tapestry Inc	33,791	1,276
Target Corp	62,391	10,423
Tesla Inc *	358,700	69,839
TJX Cos Inc/The	157,682	12,622
Tractor Supply Co	15,000	3,395
Ulta Beauty Inc *	7,000	3,254
VF Corp	44,391	1,457
Whirlpool Corp	7,300	1,070
Wynn Resorts Ltd *	13,800	1,155
Yum! Brands Inc	38,300	4,928

		480,418
Consumer Staples — 6.9%
Altria Group Inc	242,383	11,290
Archer-Daniels-Midland Co	75,691	7,380

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Brown-Forman Corp, Cl B	24,590	$1,796
Campbell Soup Co	27,091	1,454
Church & Dwight Co Inc	32,900	2,693
Clorox Co/The	16,600	2,468
Coca-Cola Co/The	524,557	33,367
Colgate-Palmolive Co	112,291	8,700
Conagra Brands Inc	64,787	2,461
Constellation Brands Inc, Cl A	21,400	5,507
Costco Wholesale Corp	59,700	32,193
Estee Lauder Cos Inc/The, Cl A	31,300	7,380
General Mills Inc	80,396	6,858
Hershey Co/The	19,700	4,633
Hormel Foods Corp	38,992	1,833
J M Smucker Co/The	14,395	2,217
Kellogg Co	34,400	2,510
Keurig Dr Pepper Inc	114,200	4,416
Kimberly-Clark Corp	45,596	6,184
Kraft Heinz Co/The	107,191	4,218
Kroger Co/The	87,582	4,308
Lamb Weston Holdings Inc	19,300	1,677
McCormick & Co Inc/MD	33,790	2,878
Molson Coors Beverage Co, Cl B	25,295	1,394
Mondelez International Inc, Cl A	184,478	12,472
Monster Beverage Corp *	51,731	5,321
PepsiCo Inc	185,978	34,501
Philip Morris International Inc	208,878	20,819
Procter & Gamble Co/The	321,867	48,010
Sysco Corp	68,600	5,935
Tyson Foods Inc, Cl A	39,087	2,591
Walgreens Boots Alliance Inc	96,387	4,000
Walmart Inc	192,083	29,277

		322,741
Energy — 5.1%
APA Corp	44,000	2,062
Baker Hughes Co, Cl A	136,000	3,947
Chevron Corp	242,701	44,489
ConocoPhillips	171,541	21,187
Coterra Energy Inc, Cl A	107,887	3,011
Devon Energy Corp	88,400	6,057
Diamondback Energy Inc	23,900	3,538
EOG Resources Inc	78,891	11,197
EQT Corp	49,900	2,116
Exxon Mobil Corp	561,300	62,495
Halliburton Co	121,991	4,622
Hess Corp	37,500	5,397
Kinder Morgan Inc	266,483	5,095
Marathon Oil Corp	91,500	2,803
Marathon Petroleum Corp	67,111	8,175
Occidental Petroleum Corp	100,224	6,965
ONEOK Inc	60,091	4,021
Phillips 66	64,896	7,037
Pioneer Natural Resources Co	32,096	7,574

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Schlumberger Ltd	190,466	$9,819
Targa Resources Corp	30,600	2,276
Valero Energy Corp	53,200	7,109
Williams Cos Inc/The	163,896	5,687

		236,679
Financials — 11.6%
Aflac Inc	77,682	5,588
Allstate Corp/The	36,400	4,874
American Express Co	80,787	12,731
American International Group Inc	102,378	6,461
Ameriprise Financial Inc	14,600	4,846
Aon PLC, Cl A	28,400	8,755
Arch Capital Group Ltd *	50,000	2,995
Arthur J Gallagher & Co	28,300	5,635
Assurant Inc	7,095	910
Bank of America Corp	942,283	35,665
Bank of New York Mellon Corp/The	98,987	4,544
Berkshire Hathaway Inc, Cl B *	243,128	77,461
BlackRock Inc, Cl A	20,296	14,532
Brown & Brown Inc	31,600	1,883
Capital One Financial Corp	51,796	5,347
Cboe Global Markets Inc	14,300	1,814
Charles Schwab Corp/The	205,791	16,986
Chubb Ltd	56,247	12,351
Cincinnati Financial Corp	21,596	2,396
Citigroup Inc	260,957	12,633
Citizens Financial Group Inc	66,900	2,835
CME Group Inc, Cl A	48,395	8,542
Comerica Inc	17,591	1,262
Discover Financial Services	36,700	3,977
Everest Re Group Ltd	5,300	1,791
Eversource Energy	46,600	3,861
FactSet Research Systems Inc	5,100	2,353
Fifth Third Bancorp	93,000	3,381
First Republic Bank/CA	24,500	3,126
Franklin Resources Inc	38,095	1,021
Globe Life Inc	12,146	1,457
Goldman Sachs Group Inc/The	45,991	17,759
Hartford Financial Services Group Inc/The	43,800	3,345
Huntington Bancshares Inc/OH	195,461	3,026
Intercontinental Exchange Inc	75,100	8,134
Invesco Ltd	61,100	1,168
JPMorgan Chase & Co	394,957	54,575
KeyCorp	125,900	2,368
Lincoln National Corp	21,400	833
Loews Corp	26,887	1,563
M&T Bank Corp	23,593	4,011
MarketAxess Holdings Inc	5,100	1,366
Marsh & McLennan Cos Inc	67,191	11,636
MetLife Inc	90,387	6,933
Moody's Corp	21,300	6,353
Morgan Stanley	180,453	16,795

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MSCI Inc, Cl A	10,800	$5,485
Nasdaq Inc	45,800	3,135
Northern Trust Corp	28,096	2,616
PNC Financial Services Group Inc/The	55,191	9,287
Principal Financial Group Inc	31,291	2,806
Progressive Corp/The	78,783	10,411
Prudential Financial Inc	50,200	5,423
Raymond James Financial Inc	26,200	3,063
Regions Financial Corp	126,200	2,929
S&P Global Inc	45,953	16,212
Signature Bank/New York NY	8,400	1,172
State Street Corp	49,400	3,936
SVB Financial Group *	8,000	1,854
Synchrony Financial	65,021	2,444
T Rowe Price Group Inc	30,300	3,785
Travelers Cos Inc/The	31,996	6,073
Truist Financial Corp	178,592	8,360
US Bancorp	182,083	8,265
W R Berkley Corp	27,500	2,098
Wells Fargo & Co	511,148	24,510
Willis Towers Watson PLC	14,745	3,630
Zions Bancorp NA	20,200	1,047

		540,419
Health Care — 15.1%
Abbott Laboratories	236,048	25,394
AbbVie Inc	238,313	38,411
ABIOMED Inc *	6,100	2,305
Agilent Technologies Inc	40,191	6,229
Align Technology Inc *	9,800	1,927
AmerisourceBergen Corp, Cl A	21,096	3,601
Amgen Inc	72,091	20,647
Baxter International Inc	67,729	3,829
Becton Dickinson and Co	38,439	9,584
Biogen Inc *	19,500	5,951
Bio-Rad Laboratories Inc, Cl A *	2,900	1,203
Bio-Techne Corp	21,200	1,802
Boston Scientific Corp *	192,800	8,728
Bristol-Myers Squibb Co	287,770	23,102
Cardinal Health Inc	36,896	2,958
Catalent Inc *	24,000	1,203
Centene Corp *	77,064	6,708
Charles River Laboratories International Inc *	6,800	1,554
Cigna Corp	41,107	13,520
Cooper Cos Inc/The	6,600	2,088
CVS Health Corp	176,957	18,028
Danaher Corp	88,200	24,115
DaVita Inc *	7,695	567
Dentsply Sirona Inc	28,791	871
Dexcom Inc *	52,800	6,140
Edwards Lifesciences Corp *	83,400	6,443
Elevance Health Inc	32,296	17,211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eli Lilly & Co	106,245	$39,425
Gilead Sciences Inc	168,878	14,833
HCA Healthcare Inc	28,995	6,965
Henry Schein Inc *	18,300	1,481
Hologic Inc *	33,700	2,567
Humana Inc	16,996	9,346
IDEXX Laboratories Inc *	11,200	4,770
Illumina Inc *	21,100	4,601
Incyte Corp *	24,900	1,984
Intuitive Surgical Inc *	48,100	13,006
IQVIA Holdings Inc *	25,100	5,472
Johnson & Johnson	354,170	63,042
Laboratory Corp of America Holdings	12,200	2,937
McKesson Corp	19,360	7,389
Medtronic PLC	179,061	14,153
Merck & Co Inc	341,170	37,570
Mettler-Toledo International Inc *	3,000	4,409
Moderna Inc *	45,400	7,986
Molina Healthcare Inc *	7,800	2,627
Organon & Co	33,947	883
PerkinElmer Inc	17,000	2,375
Pfizer Inc	756,435	37,920
Quest Diagnostics Inc	15,800	2,399
Regeneron Pharmaceuticals Inc *	14,400	10,824
ResMed Inc	19,700	4,535
STERIS PLC	13,500	2,508
Stryker Corp	45,296	10,594
Teleflex Inc	6,300	1,475
Thermo Fisher Scientific Inc	52,791	29,575
UnitedHealth Group Inc	125,987	69,011
Universal Health Services Inc, Cl B	8,800	1,151
Vertex Pharmaceuticals Inc *	34,500	10,916
Viatris Inc, Cl W *	163,405	1,802
Waters Corp *	8,100	2,807
West Pharmaceutical Services Inc	10,000	2,347
Zimmer Biomet Holdings Inc	28,195	3,386
Zoetis Inc, Cl A	63,200	9,742

		702,932
Industrials — 8.4%
3M Co	74,606	9,398
A O Smith Corp	17,200	1,045
Alaska Air Group Inc *	16,900	802
Allegion plc	11,796	1,341
American Airlines Group Inc *(A)	87,191	1,258
AMETEK Inc	30,900	4,401
Boeing Co/The *	75,191	13,450
Carrier Global Corp	113,285	5,021
Caterpillar Inc	71,091	16,807
CH Robinson Worldwide Inc	16,695	1,673
Cintas Corp	11,595	5,354
Copart Inc *	57,500	3,827
CoStar Group Inc *	53,300	4,319

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CSX Corp	288,434	$9,429
Cummins Inc	18,996	4,771
Deere & Co	37,496	16,536
Delta Air Lines Inc *	86,887	3,073
Dover Corp	19,300	2,740
Eaton Corp PLC	53,595	8,760
Emerson Electric Co	79,591	7,622
Equifax Inc	16,595	3,275
Expeditors International of Washington Inc	22,091	2,564
Fastenal Co	77,282	3,981
FedEx Corp	32,200	5,868
Fortive Corp	48,225	3,258
Fortune Brands Home & Security Inc	17,300	1,130
Generac Holdings Inc *	8,500	897
General Dynamics Corp	30,296	7,646
General Electric Co	147,686	12,697
Honeywell International Inc	90,787	19,932
Howmet Aerospace Inc	49,766	1,875
Huntington Ingalls Industries Inc	5,400	1,253
IDEX Corp	10,200	2,422
Illinois Tool Works Inc	37,895	8,620
Ingersoll Rand Inc	54,427	2,937
Jacobs Solutions Inc	17,196	2,176
JB Hunt Transport Services Inc	11,200	2,060
Johnson Controls International plc	93,046	6,182
L3Harris Technologies Inc	25,760	5,850
Leidos Holdings Inc	18,400	2,012
Lockheed Martin Corp	31,756	15,408
Masco Corp	30,300	1,539
Nordson Corp	7,300	1,726
Norfolk Southern Corp	31,596	8,104
Northrop Grumman Corp	19,596	10,450
Old Dominion Freight Line Inc	12,400	3,752
Otis Worldwide Corp	56,492	4,411
PACCAR Inc	46,900	4,967
Parker-Hannifin Corp	17,300	5,172
Pentair PLC	22,000	1,007
Quanta Services Inc	19,300	2,893
Raytheon Technologies Corp	199,008	19,646
Republic Services Inc, Cl A	27,600	3,844
Robert Half International Inc	14,695	1,158
Rockwell Automation Inc	15,496	4,094
Rollins Inc	31,100	1,258
Snap-on Inc	7,200	1,732
Southwest Airlines Co *	80,387	3,208
Stanley Black & Decker Inc	19,895	1,626
Textron Inc	28,491	2,034
Trane Technologies PLC	31,296	5,584
TransDigm Group Inc	6,900	4,337
Union Pacific Corp	84,187	18,305
United Airlines Holdings Inc *	44,000	1,943
United Parcel Service Inc, Cl B	98,587	18,705

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
United Rentals Inc *	9,400	$3,318
Verisk Analytics Inc, Cl A	21,100	3,876
Waste Management Inc	50,700	8,503
Westinghouse Air Brake Technologies Corp	24,553	2,482
WW Grainger Inc	6,100	3,679
Xylem Inc/NY	24,300	2,730

		389,753
Information Technology — 26.1%
Accenture PLC, Cl A	85,196	25,638
Adobe Inc *	63,095	21,763
Advanced Micro Devices Inc *	217,489	16,884
Akamai Technologies Inc *	21,396	2,030
Amphenol Corp, Cl A	80,182	6,449
Analog Devices Inc	70,055	12,043
ANSYS Inc *	11,800	3,001
Apple Inc	2,034,984	301,239
Applied Materials Inc	117,200	12,845
Arista Networks Inc *	33,100	4,611
Autodesk Inc *	29,300	5,917
Automatic Data Processing Inc	55,991	14,789
Broadcom Inc	54,359	29,953
Broadridge Financial Solutions Inc	15,800	2,356
Cadence Design Systems Inc *	36,900	6,348
CDW Corp/DE	18,300	3,452
Ceridian HCM Holding Inc *	20,600	1,410
Cisco Systems Inc	558,143	27,751
Cognizant Technology Solutions Corp, Cl A	69,695	4,336
Corning Inc	102,170	3,487
DXC Technology Co *	30,652	909
Enphase Energy Inc *	18,200	5,835
EPAM Systems Inc *	7,700	2,838
F5 Inc *	8,000	1,237
Fidelity National Information Services Inc	82,100	5,959
Fiserv Inc *	86,100	8,985
FleetCor Technologies Inc *	10,100	1,982
Fortinet Inc *	88,100	4,683
Gartner Inc *	10,700	3,749
Gen Digital Inc	79,800	1,832
Global Payments Inc	37,272	3,868
Hewlett Packard Enterprise Co	175,374	2,943
HP Inc	122,274	3,673
Intel Corp	553,252	16,636
International Business Machines Corp	121,751	18,129
Intuit Inc	38,000	15,488
Jack Henry & Associates Inc	9,800	1,856
Juniper Networks Inc	43,400	1,442
Keysight Technologies Inc *	24,200	4,378
KLA Corp	19,100	7,509
Lam Research Corp	18,495	8,737
Mastercard Inc, Cl A	114,947	40,967
Microchip Technology Inc	74,392	5,891
Micron Technology Inc	148,600	8,567

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Microsoft Corp	1,004,604	$256,315
Monolithic Power Systems Inc	6,000	2,292
Motorola Solutions Inc	22,488	6,121
NetApp Inc	29,791	2,014
NVIDIA Corp	337,232	57,070
NXP Semiconductors NV	35,500	6,243
ON Semiconductor Corp *	58,300	4,384
Oracle Corp	204,665	16,993
Paychex Inc	43,087	5,344
Paycom Software Inc *	6,600	2,238
PayPal Holdings Inc *	155,783	12,215
PTC Inc *	14,200	1,806
Qorvo Inc *	13,900	1,380
QUALCOMM Inc	151,378	19,148
Roper Technologies Inc	14,300	6,276
Salesforce Inc *	134,091	21,488
Seagate Technology Holdings PLC	26,300	1,393
ServiceNow Inc *	27,200	11,323
Skyworks Solutions Inc	21,596	2,065
SolarEdge Technologies Inc *	7,500	2,241
Synopsys Inc *	20,600	6,995
TE Connectivity Ltd	43,191	5,447
Teledyne Technologies Inc *	6,351	2,668
Teradyne Inc	21,100	1,972
Texas Instruments Inc	123,183	22,230
Trimble Inc *	33,400	1,996
Tyler Technologies Inc *	5,600	1,919
VeriSign Inc *	12,600	2,518
Visa Inc, Cl A	220,170	47,777
Western Digital Corp *	42,131	1,548
Zebra Technologies Corp, Cl A *	7,000	1,892

		1,219,706
Materials — 2.7%
Air Products and Chemicals Inc	29,900	9,274
Albemarle Corp	15,800	4,392
Amcor PLC	202,862	2,505
Avery Dennison Corp	10,900	2,107
Ball Corp	42,392	2,377
Celanese Corp, Cl A	13,400	1,438
CF Industries Holdings Inc	27,000	2,921
Corteva Inc	96,931	6,510
Dow Inc	96,665	4,927
DuPont de Nemours Inc	67,382	4,751
Eastman Chemical Co	16,496	1,429
Ecolab Inc	33,315	4,992
FMC Corp	17,000	2,221
Freeport-McMoRan Inc, Cl B	192,700	7,670
International Flavors & Fragrances Inc	34,254	3,625
International Paper Co	48,796	1,811
Linde PLC	67,160	22,598
LyondellBasell Industries NV, Cl A	34,356	2,921
Martin Marietta Materials Inc	8,400	3,079

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mosaic Co/The	46,591	$2,390
Newmont Corp	106,783	5,069
Nucor Corp	35,187	5,276
Packaging Corp of America	12,600	1,712
PPG Industries Inc	31,600	4,273
Sealed Air Corp	19,500	1,038
Sherwin-Williams Co/The	31,700	7,899
Vulcan Materials Co	18,000	3,300
Westrock Co	34,182	1,296

		123,801
Real Estate — 2.7%
Alexandria Real Estate Equities Inc ‡	20,100	3,128
American Tower Corp, Cl A ‡	62,700	13,872
AvalonBay Communities Inc ‡	18,800	3,288
Boston Properties Inc ‡	19,200	1,384
Camden Property Trust ‡	14,300	1,721
CBRE Group Inc, Cl A *	43,191	3,438
Crown Castle Inc ‡	58,296	8,245
Digital Realty Trust Inc ‡	38,700	4,352
Equinix Inc ‡	12,257	8,465
Equity Residential ‡	45,696	2,964
Essex Property Trust Inc ‡	8,800	1,939
Extra Space Storage Inc ‡	18,000	2,893
Federal Realty Investment Trust ‡	9,700	1,078
Healthpeak Properties Inc ‡	72,700	1,909
Host Hotels & Resorts Inc ‡	96,374	1,825
Invitation Homes Inc ‡	78,600	2,565
Iron Mountain Inc ‡	39,201	2,130
Kimco Realty Corp ‡	83,387	1,911
Mid-America Apartment Communities Inc ‡	15,600	2,572
Prologis Inc ‡	124,359	14,648
Public Storage ‡	21,295	6,345
Realty Income Corp ‡	83,000	5,235
Regency Centers Corp ‡	20,700	1,375
SBA Communications Corp, Cl A ‡	14,600	4,370
Simon Property Group Inc ‡	44,196	5,279
UDR Inc ‡	41,100	1,704
Ventas Inc ‡	53,900	2,508
VICI Properties Inc ‡	129,500	4,429
Vornado Realty Trust ‡	21,396	541
Welltower Inc ‡	62,300	4,425
Weyerhaeuser Co ‡	100,345	3,282

		123,820
Utilities — 2.9%
AES Corp/The	90,100	2,606
Alliant Energy Corp	33,800	1,903
Ameren Corp	34,991	3,125
American Electric Power Co Inc	69,300	6,708
American Water Works Co Inc	24,400	3,703
Atmos Energy Corp	18,900	2,272
CenterPoint Energy Inc	84,983	2,644

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CMS Energy Corp	39,191	$2,393
Consolidated Edison Inc	47,700	4,677
Constellation Energy Corp	43,963	4,226
Dominion Energy Inc	111,985	6,843
DTE Energy Co	26,200	3,039
Duke Energy Corp	103,691	10,362
Edison International	51,696	3,446
Entergy Corp	27,500	3,197
Evergy Inc	30,900	1,830
Exelon Corp	133,391	5,518
FirstEnergy Corp	73,587	3,035
NextEra Energy Inc	264,800	22,429
NiSource Inc	54,587	1,525
NRG Energy Inc	31,587	1,341
PG&E Corp *	218,300	3,427
Pinnacle West Capital Corp	15,200	1,190
PPL Corp	99,400	2,934
Public Service Enterprise Group Inc	67,100	4,063
Sempra Energy	42,395	7,046
Southern Co/The	143,200	9,686
WEC Energy Group Inc	42,431	4,207
Xcel Energy Inc	73,583	5,167

		134,542
Total Common Stock
(Cost $2,085,865) ($ Thousands)		4,619,163

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
3.810% **†(B)	2,680,068	2,670

Total Affiliated Partnership
(Cost $2,679) ($ Thousands)		2,670

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	28,366,323	28,366

Total Cash Equivalent
(Cost $28,366) ($ Thousands)		28,366

Total Investments in Securities — 99.9%
(Cost $2,116,910) ($ Thousands)		$4,650,199

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

S&P 500 Index Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	191	Dec-2022	$39,258	$38,976	$(282)

Percentages are based on Net Assets of $4,655,415 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $2,650 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $2,670 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,619,163	–	–	4,619,163
Affiliated Partnership	–	2,670	–	2,670
Cash Equivalent	28,366	–	–	28,366
Total Investments in Securities	4,647,529	2,670	–	4,650,199

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(282)	–	–	(282)
Total Other Financial Instruments	(282)	–	–	(282)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$989	$49,881	$(48,198)	$(1)	$(1)	$2,670	$13	$—
SEI Daily Income Trust, Government Fund, Cl F	53,523	166,797	(191,954)	—	—	28,366	338	—
Totals	$54,512	$216,678	$(240,152)	$(1)	$(1)	$31,036	$351	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 99.2%

Communication Services — 3.6%
Advantage Solutions Inc *	18,900	$47
Altice USA Inc, Cl A *	47,675	217
AMC Entertainment Holdings Inc, Cl A (A)	114,394	827
AMC Networks Inc, Cl A *	6,660	133
Anterix Inc *	4,000	136
ATN International Inc	2,267	110
Audacy Inc, Cl A *	28,756	8
Bandwidth Inc, Cl A *	5,000	114
Boston Omaha Corp, Cl A *	4,300	123
Bumble, Cl A	19,800	482
Cable One Inc	1,200	869
Cardlytics Inc *	7,100	32
Cargurus Inc, Cl A *	20,500	268
Cars.com Inc *	15,200	225
Charge Enterprises *(A)	27,400	58
Cinemark Holdings Inc *(A)	24,640	335
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	100
Cogent Communications Holdings Inc	9,604	557
Consolidated Communications Holdings Inc *	16,612	77
Daily Journal Corp *	300	82
DHI Group Inc *	9,600	54
EchoStar Corp, Cl A *	8,903	155
Entravision Communications Corp, Cl A	14,200	79
Eventbrite Inc, Cl A *	16,900	123
EverQuote Inc, Cl A *	4,400	47
EW Scripps Co/The, Cl A *	13,896	208
Frontier Communications Parent Inc *	52,500	1,353
fuboTV *(A)	30,800	86
Gannett Co Inc *	32,687	82
Globalstar Inc *	146,200	278
Gogo Inc *	8,900	140
Gray Television Inc	19,500	228

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
IAC Inc *	16,576	$860
IDT Corp, Cl B *	4,100	115
iHeartMedia Inc, Cl A *	24,700	199
IMAX Corp *	11,800	199
Innovid *(A)	16,800	50
Integral Ad Science Holding Corp *	7,600	76
Iridium Communications Inc *	26,346	1,399
John Wiley & Sons Inc, Cl A	9,772	463
Liberty Broadband Corp, Cl A *	4,283	386
Liberty Broadband Corp, Cl C *	26,714	2,427
Liberty Latin America Ltd, Cl A *	8,300	64
Liberty Latin America Ltd, Cl C *	34,462	269
Liberty Media Corp-Liberty Braves, Cl A *	1,803	60
Liberty Media Corp-Liberty Braves, Cl C *	9,065	295
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	226
Liberty Media Corp-Liberty Formula One, Cl C *	42,242	2,574
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,635	729
Liberty Media Corp-Liberty SiriusXM, Cl C *	32,122	1,408
Lions Gate Entertainment Corp, Cl A *	14,516	111
Lions Gate Entertainment Corp, Cl B *	21,575	154
Loyalty Ventures Inc *	4,280	10
Madison Square Garden Entertainment Corp *	6,011	289
Madison Square Garden Sports Corp, Cl A	3,779	615
Magnite Inc *	31,638	351
Marcus Corp/The	5,161	84
MediaAlpha Inc, Cl A *	4,200	50
New York Times Co/The, Cl A	36,182	1,326
Nexstar Media Group Inc, Cl A	8,044	1,525
Ooma Inc *	6,900	109
Outbrain *(A)	5,800	22
Pinterest Inc, Cl A *	122,911	3,124
Playstudios Inc *(A)	21,200	89
Playtika Holding Corp *	23,500	222
PubMatic Inc, Cl A *	10,400	163
QuinStreet Inc *	11,286	161
Radius Global Infrastructure, Cl A *	16,500	209
ROBLOX Corp, Cl A *	93,200	2,961
Roku Inc, Cl A *	25,748	1,529
Scholastic Corp	6,567	270
Shenandoah Telecommunications Co	10,404	203
Shutterstock Inc	5,297	285
Sinclair Broadcast Group Inc, Cl A	10,311	191
Sirius XM Holdings Inc (A)	144,081	935
Skillz Inc, Cl A *(A)	69,300	68
Spotify Technology SA *	29,503	2,343
Stagwell *	13,400	100
TechTarget Inc *	6,100	279
TEGNA Inc	47,800	944
Telephone and Data Systems Inc	23,055	243

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thryv Holdings Inc *	6,500	$125
Trade Desk Inc/The, Cl A *	93,100	4,854
TripAdvisor Inc *	22,500	459
TrueCar Inc *	22,900	57
United States Cellular Corp *	2,952	63
Vimeo Inc *	34,746	149
Vinco Ventures *(A)	22,300	15
WideOpenWest Inc *	11,700	121
World Wrestling Entertainment Inc, Cl A	9,134	730
Yelp Inc, Cl A *	14,298	442
Ziff Davis Inc *	9,257	854
ZipRecruiter Inc, Cl A *	19,000	315
ZoomInfo Technologies Inc, Cl A *	57,900	1,656

		48,237
Consumer Discretionary — 11.4%
1-800-Flowers.com Inc, Cl A *	5,400	46
1stdibs.com *	1,400	8
2U Inc *	15,900	128
Aaron's Co Inc/The	6,958	85
Abercrombie & Fitch Co, Cl A *	9,300	223
Academy Sports & Outdoors Inc	17,500	883
Accel Entertainment Inc, Cl A *	14,200	121
Acushnet Holdings Corp	7,900	359
Adient PLC *	19,900	775
ADT Inc	48,961	457
Adtalem Global Education Inc *	8,781	365
Airbnb Inc, Cl A *	83,200	8,498
aka Brands Holding *	2,100	4
Allbirds, Cl A *(A)	12,300	35
American Axle & Manufacturing Holdings Inc *	26,198	273
American Eagle Outfitters Inc	35,122	556
American Public Education Inc *	5,227	67
America's Car-Mart Inc/TX *	1,250	91
AMMO *(A)	17,700	38
Aramark	48,500	2,018
Arko Corp	14,200	134
Asbury Automotive Group Inc *	4,898	919
Aterian *	4,200	5
AutoNation Inc *	7,800	967
Bally's Corp *	8,028	201
BARK *(A)	26,200	43
Beazer Homes USA Inc *	7,161	98
Bed Bath & Beyond Inc *(A)	19,300	66
Big 5 Sporting Goods Corp (A)	5,600	69
Big Lots Inc (A)	7,446	145
Biglari Holdings Inc, Cl B *	182	26
BJ's Restaurants Inc *	4,642	149
Bloomin' Brands Inc	20,150	454
Bluegreen Vacations Holding Corp, Cl A	3,387	73
Boot Barn Holdings Inc *	6,600	445
Bowlero *(A)	8,900	124

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boyd Gaming Corp	16,045	$984
Bright Horizons Family Solutions Inc *	12,835	952
Brinker International Inc *	10,382	347
Brunswick Corp/DE	15,883	1,179
Buckle Inc/The	6,651	292
Build-A-Bear Workshop Inc, Cl A	3,200	76
Burlington Stores Inc *	13,800	2,700
Caleres Inc	8,576	207
Camping World Holdings Inc, Cl A (A)	9,200	253
Canoo *(A)	23,900	32
Capri Holdings Ltd *	28,900	1,657
CarParts.com Inc *	10,300	56
Carriage Services Inc, Cl A	3,506	88
Carter's Inc	8,270	604
Carvana Co, Cl A *(A)	23,800	184
Cato Corp/The, Cl A	4,596	48
Cavco Industries Inc *	1,831	420
Cenntro Electric Group *	21,400	13
Century Casinos Inc *	6,200	46
Century Communities Inc	5,600	270
Cheesecake Factory Inc/The	10,323	362
Chegg Inc *	26,010	776
Chico's FAS Inc *	27,051	159
Children's Place Inc/The *	3,433	122
Choice Hotels International Inc	6,877	847
Churchill Downs Inc	7,931	1,760
Chuy's Holdings Inc *	4,769	151
Citi Trends Inc *	1,797	54
Clarus Corp	6,221	52
Columbia Sportswear Co	7,544	676
Conn's Inc *	3,909	39
Container Store Group Inc/The *	7,800	37
ContextLogic, Cl A *(A)	137,300	101
Coursera Inc *	26,400	368
Cracker Barrel Old Country Store Inc	4,744	545
Crocs Inc *	13,103	1,323
Dana Inc	26,098	460
Dave & Buster's Entertainment Inc *	9,900	393
Deckers Outdoor Corp *	5,704	2,275
Denny's Corp *	14,463	181
Designer Brands Inc, Cl A (A)	13,992	214
Destination XL Group Inc *	13,400	89
Dick's Sporting Goods Inc	11,735	1,403
Dillard's Inc, Cl A (A)	962	346
Dine Brands Global Inc	2,572	192
DoorDash Inc, Cl A *	52,400	3,052
Dorman Products Inc *	5,240	470
DraftKings Inc, Cl A *(A)	71,582	1,097
Dream Finders Homes, Cl A *(A)	4,700	46
Duluth Holdings Inc, Cl B *	2,900	25
Duolingo, Cl A *	4,600	320
El Pollo Loco Holdings Inc	3,900	43

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ermenegildo Zegna	12,500	$137
Ethan Allen Interiors Inc	5,276	150
European Wax Center, Cl A (A)	3,200	46
Everi Holdings Inc *	18,900	316
EVgo *(A)	17,700	113
F45 Training Holdings *	4,400	12
Faraday Future Intelligent Electric *(A)	23,800	8
First Watch Restaurant Group *	2,400	38
Fisker *(A)	37,200	288
Five Below Inc *	11,405	1,835
Floor & Decor Holdings Inc, Cl A *	21,500	1,605
Foot Locker Inc	17,300	688
Fossil Group Inc *	10,700	51
Fox Factory Holding Corp *	8,600	912
Franchise Group	6,800	177
Frontdoor Inc *	19,150	448
Full House Resorts *	7,000	54
Funko Inc, Cl A *	6,000	57
GameStop Corp, Cl A *(A)	56,000	1,468
Gap Inc/The	45,500	662
Genesco Inc *	2,169	113
Gentex Corp	48,690	1,407
Gentherm Inc *	7,548	540
G-III Apparel Group Ltd *	10,906	236
Golden Entertainment Inc *	4,131	183
Goodyear Tire & Rubber Co/The *	59,468	667
GoPro Inc, Cl A *	29,300	161
Graham Holdings Co, Cl B	800	515
Grand Canyon Education Inc *	7,015	793
Green Brick Partners Inc *	6,200	150
Group 1 Automotive Inc	3,335	645
Groupon, Cl A *(A)	5,457	45
GrowGeneration Corp *	12,100	82
Guess? Inc (A)	5,117	106
H&R Block Inc	34,300	1,499
Hanesbrands Inc	69,800	469
Harley-Davidson Inc	29,600	1,395
Haverty Furniture Cos Inc	4,363	138
Helen of Troy Ltd *	5,048	497
Hibbett Inc	2,412	161
Hilton Grand Vacations Inc *	19,570	861
Holley *(A)	13,400	37
Hovnanian Enterprises Inc, Cl A *	1,400	67
Hyatt Hotels Corp, Cl A *	10,527	1,056
Inspired Entertainment Inc *	2,000	24
Installed Building Products Inc	5,300	450
International Game Technology PLC	22,500	552
iRobot Corp *(A)	6,202	323
Jack in the Box Inc	4,021	291
JOANN	2,500	13
Johnson Outdoors Inc, Cl A	1,400	79
KB Home	15,385	483

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kohl's Corp	28,400	$911
Kontoor Brands Inc	11,600	504
Krispy Kreme (A)	13,800	213
Kura Sushi USA Inc, Cl A *	800	53
Lands' End Inc *	2,862	33
Landsea Homes *	1,300	7
Latham Group Inc *	7,300	25
Laureate Education Inc, Cl A	22,700	238
La-Z-Boy Inc, Cl Z	9,526	259
LCI Industries	4,949	489
Lear Corp	12,471	1,799
Legacy Housing Corp *	1,400	25
Leggett & Platt Inc	28,400	1,011
Leslie's Inc *	31,256	456
LGI Homes Inc *	4,200	417
Life Time Group Holdings *	8,300	106
Lifetime Brands Inc	3,300	28
Light & Wonder, Cl A *	19,362	1,254
Lindblad Expeditions Holdings Inc *	6,900	63
Liquidity Services Inc *	5,922	99
Lithia Motors Inc, Cl A	5,833	1,396
LL Flooring Holdings Inc *	6,926	47
Lordstown Motors, Cl A *(A)	34,900	58
Lovesac Co/The *	2,900	76
Lucid Group Inc *(A)	114,400	1,160
Lululemon Athletica Inc *	23,782	9,045
Lulu's Fashion Lounge Holdings *	1,300	5
Luminar Technologies, Cl A *(A)	55,900	428
M/I Homes Inc *	4,794	217
Macy's Inc	57,600	1,354
Malibu Boats Inc, Cl A *	4,600	265
Marine Products Corp	1,800	21
MarineMax Inc *	5,161	170
Marriott Vacations Worldwide Corp	8,172	1,217
MasterCraft Boat Holdings Inc *	5,000	129
Mattel Inc *	73,300	1,336
MDC Holdings Inc	12,968	421
Meritage Homes Corp *	7,211	623
Mister Car Wash Inc *	16,500	169
Modine Manufacturing Co *	9,874	209
Monarch Casino & Resort Inc *	2,900	246
Monro Inc	6,428	292
Motorcar Parts of America Inc *	3,700	42
Movado Group Inc	3,520	113
Murphy USA Inc	4,600	1,361
National Vision Holdings Inc *	16,300	660
NEOGAMES *	2,300	32
Noodles & Co, Cl A *	11,000	61
Nordstrom Inc	24,800	520
ODP Corp/The *	8,612	414
Ollie's Bargain Outlet Holdings Inc *	13,100	798
ONE Group Hospitality Inc/The *	4,200	28

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OneSpaWorld Holdings Ltd *	12,400	$124
OneWater Marine Inc, Cl A *	2,200	72
Overstock.com Inc *	10,300	274
Oxford Industries Inc	3,454	390
Papa John's International Inc	6,442	536
Party City Holdco Inc *(A)	26,600	19
Patrick Industries Inc	5,225	292
Peloton Interactive Inc, Cl A *(A)	68,335	778
Penn Entertainment Inc *	34,800	1,225
Penske Automotive Group Inc	5,388	681
Perdoceo Education Corp *	16,254	233
Petco Health & Wellness Co Inc, Cl A *	19,300	213
PetMed Express Inc	4,596	91
Planet Fitness Inc, Cl A *	18,300	1,434
PLBY Group *(A)	7,100	26
Polaris Inc	12,107	1,381
Porch Group Inc *	16,300	33
Portillo's, Cl A *	5,000	101
Poshmark, Cl A *	7,700	137
Purple Innovation Inc, Cl A *(A)	10,765	54
PVH Corp	14,800	994
QuantumScape Corp, Cl A *(A)	55,300	414
Quotient Technology Inc *	21,000	62
Qurate Retail Inc *	83,022	195
RCI Hospitality Holdings Inc	1,400	127
RealReal Inc/The *	17,400	26
Red Rock Resorts Inc, Cl A	10,400	469
Rent the Runway, Cl A *(A)	3,700	5
Rent-A-Center Inc/TX, Cl A	10,240	247
Revolve Group Inc, Cl A *	8,000	211
RH *	4,111	1,179
Rivian Automotive Inc, Cl A *(A)	109,900	3,521
Rocky Brands Inc	1,600	45
Rover Group, Cl A *(A)	11,100	54
RumbleON, Cl B *	2,300	18
Rush Street Interactive *	13,600	48
Ruth's Hospitality Group Inc	7,898	138
Sally Beauty Holdings Inc *	25,291	297
SeaWorld Entertainment Inc *	8,600	491
Service Corp International/US	33,989	2,429
Shake Shack Inc, Cl A *	8,500	447
Shoe Carnival Inc	4,152	110
Signet Jewelers Ltd	9,700	630
Six Flags Entertainment Corp *	14,058	339
Skechers USA Inc, Cl A *	27,546	1,162
Skyline Champion Corp *	11,800	613
Sleep Number Corp *	5,009	147
Smith & Wesson Brands Inc	12,383	146
Snap One Holdings *(A)	2,800	23
Solid Power *(A)	28,800	106
Solo Brands, Cl A *	2,600	11
Sonder Holdings *	41,600	74

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonic Automotive Inc, Cl A	3,464	$184
Sonos Inc *	29,300	514
Sportsman's Warehouse Holdings Inc *	9,400	92
Standard Motor Products Inc	4,766	183
Steven Madden Ltd	15,251	527
Stitch Fix Inc, Cl A *	17,800	72
Stoneridge Inc *	5,930	140
Strategic Education Inc	4,287	351
Stride Inc *	7,788	276
Sturm Ruger & Co Inc	3,942	217
Superior Group of Cos Inc	2,000	20
Sweetgreen, Cl A *(A)	19,200	275
Target Hospitality Corp *(A)	6,100	88
Taylor Morrison Home Corp, Cl A *	23,860	725
Tempur Sealy International Inc	36,692	1,166
Texas Roadhouse Inc, Cl A	14,366	1,427
Thor Industries Inc	11,290	973
Tilly's Inc, Cl A	5,243	50
Toll Brothers Inc	23,539	1,128
TopBuild Corp *	6,900	1,063
Topgolf Callaway Brands *	27,706	580
Torrid Holdings *	2,700	11
Traeger *	4,800	15
Travel + Leisure Co	17,800	692
TravelCenters of America Inc *	2,700	138
Tri Pointe Homes Inc *	20,373	376
Tupperware Brands Corp *	8,524	39
Udemy Inc *	17,700	251
Under Armour Inc, Cl A *	44,600	446
Under Armour Inc, Cl C *	37,000	323
Unifi Inc *	2,480	22
Universal Electronics Inc *	2,887	63
Universal Technical Institute *	7,300	53
Urban Outfitters Inc *	12,800	370
Vacasa, Cl A *(A)	24,500	38
Vail Resorts Inc	8,412	2,166
Victoria's Secret & Co *	16,700	768
Vista Outdoor Inc *	13,073	366
Visteon Corp *	6,165	905
Vivid Seats *	5,600	44
Vivint Smart Home Inc *	22,400	208
Vizio Holding, Cl A *(A)	17,400	179
Volta *(A)	27,500	14
Vuzix *(A)	14,200	59
Warby Parker, Cl A *(A)	15,200	259
Wayfair Inc, Cl A *(A)	17,400	638
Weber, Cl A (A)	3,600	24
Wendy's Co/The	36,275	818
Williams-Sonoma Inc	14,737	1,723
Wingstop Inc	6,100	1,010
Winmark Corp	491	118
Winnebago Industries Inc	5,935	348

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wolverine World Wide Inc	17,896	$200
Workhorse Group Inc *(A)	25,800	59
WW International Inc *	12,174	50
Wyndham Hotels & Resorts Inc	19,100	1,400
Xometry, Cl A *(A)	7,700	325
XPEL Inc *	4,800	329
Xponential Fitness, Cl A *	2,000	44
YETI Holdings Inc *	18,400	826
Zumiez Inc *	4,803	112

		150,092
Consumer Staples — 3.1%
22nd Century Group Inc *(A)	39,100	46
Albertsons Cos Inc, Cl A	36,000	754
Alico Inc	1,400	43
Andersons Inc/The	5,699	219
AppHarvest *(A)	21,800	20
B&G Foods Inc, Cl A (A)	14,611	194
Beauty Health Co/The *	21,400	230
BellRing Brands Inc *	27,702	690
Benson Hill Inc *(A)	43,900	137
Beyond Meat Inc *(A)	13,000	190
BJ's Wholesale Club Holdings Inc *	29,100	2,190
Boston Beer Co Inc/The, Cl A *	1,983	762
BRC Inc, Cl A *(A)	5,800	35
Bunge Ltd	30,343	3,181
Calavo Growers Inc	4,426	155
Cal-Maine Foods Inc	7,828	456
Casey's General Stores Inc	7,759	1,886
Celsius Holdings Inc *	12,200	1,358
Central Garden & Pet Co *	2,600	107
Central Garden & Pet Co, Cl A *	7,529	294
Chefs' Warehouse Inc/The *	7,021	273
Coca-Cola Consolidated Inc	1,089	536
Coty Inc, Cl A *	77,000	606
Darling Ingredients Inc *	33,657	2,418
Duckhorn Portfolio Inc/The *	8,000	129
Edgewell Personal Care Co	10,545	456
elf Beauty Inc *	10,800	594
Energizer Holdings Inc	15,345	523
Flowers Foods Inc	38,708	1,163
Fresh Del Monte Produce Inc	7,681	213
Freshpet Inc *	9,300	623
Grocery Outlet Holding Corp *	19,600	593
Hain Celestial Group Inc/The *	15,060	282
Herbalife Nutrition Ltd *	20,144	353
HF Foods Group Inc *	9,900	44
Honest *	18,200	52
Hostess Brands Inc, Cl A *	28,600	755
Ingles Markets Inc, Cl A	2,645	267
Ingredion Inc	14,365	1,407
Inter Parfums Inc	4,106	391
J & J Snack Foods Corp	3,064	503

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
John B Sanfilippo & Son Inc	1,819	$154
Lancaster Colony Corp	4,229	876
Lifecore Biomedical *	4,693	40
Medifast Inc	2,564	323
MGP Ingredients Inc	2,800	350
Mission Produce Inc *	9,300	148
National Beverage Corp	5,204	268
Natural Grocers by Vitamin Cottage Inc	1,085	11
Nature's Sunshine Products Inc *	2,937	26
Nu Skin Enterprises Inc, Cl A	11,205	467
Olaplex Holdings Inc *	29,300	175
Performance Food Group Co *	33,727	2,057
Pilgrim's Pride Corp *	10,307	270
Post Holdings Inc *	11,969	1,120
PriceSmart Inc	5,423	385
Primo Water Corp	35,300	553
Reynolds Consumer Products Inc	12,500	400
Rite Aid Corp *(A)	13,411	68
Seaboard Corp	57	225
Seneca Foods Corp, Cl A *	1,262	81
Simply Good Foods Co/The *	18,800	750
Sovos Brands *	5,900	85
SpartanNash Co	8,136	267
Spectrum Brands Holdings Inc	8,487	452
Sprouts Farmers Market Inc *	22,500	772
SunOpta *	17,100	160
Tattooed Chef Inc *(A)	11,500	17
Thorne HealthTech *	1,500	7
Tootsie Roll Industries Inc	3,721	167
TreeHouse Foods Inc *	10,509	520
Turning Point Brands Inc	3,200	71
United Natural Foods Inc *	12,798	610
Universal Corp/VA	5,545	315
US Foods Holding Corp *	41,800	1,529
USANA Health Sciences Inc *	2,832	156
Utz Brands Inc	13,800	263
Vector Group Ltd	32,691	363
Veru Inc *(A)	14,700	84
Village Super Market Inc, Cl A	1,962	44
Vintage Wine Estates *(A)	7,300	24
Vita Coco Co Inc/The *(A)	6,100	72
Vital Farms Inc *	5,500	79
WD-40 Co	3,086	517
Weis Markets Inc	3,604	314
Whole Earth Brands Inc *	10,300	45

		40,808
Energy — 5.1%
Aemetis *(A)	5,000	28
Alto Ingredients Inc *	15,300	53
Amplify Energy Corp *	4,900	41
Antero Midstream Corp	68,200	773
Antero Resources Corp *	62,780	2,295

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arch Resources Inc (A)	3,000	$464
Archaea Energy, Cl A *	11,200	290
Archrock Inc	30,283	264
Ardmore Shipping Corp *	7,800	118
Berry Corp	19,400	175
Borr Drilling *(A)	33,500	156
Brigham Minerals Inc, Cl A	12,000	425
Bristow Group *	4,997	130
Cactus Inc, Cl A	12,400	674
California Resources Corp	16,500	749
Callon Petroleum Co *	11,100	465
Centrus Energy Corp, Cl A *	2,000	76
ChampionX Corp	43,300	1,335
Cheniere Energy Inc	53,765	9,428
Chesapeake Energy Corp	25,493	2,638
Chord Energy Corp	9,030	1,377
Civitas Resources Inc	15,634	1,053
Clean Energy Fuels Corp *	29,988	203
CNX Resources Corp *	40,200	698
Comstock Resources Inc (A)	21,000	385
CONSOL Energy Inc	7,475	579
Crescent Energy, Cl A (A)	6,660	94
CVR Energy Inc	7,097	261
Delek US Holdings Inc	14,390	446
Denbury Inc *	10,800	969
DHT Holdings Inc	31,900	323
Diamond Offshore Drilling *	25,000	239
DMC Global Inc *	5,100	94
Dorian LPG Ltd	6,747	131
Dril-Quip Inc *	7,987	188
DT Midstream Inc	20,800	1,255
Earthstone Energy Inc, Cl A *(A)	8,200	130
Energy Fuels Inc/Canada *(A)	36,000	250
Enviva Inc	5,900	335
Equitrans Midstream Corp	82,900	695
Excelerate Energy, Cl A	2,400	68
Expro Group Holdings NV *	15,357	267
FLEX LNG (A)	7,100	267
Frontline Ltd/Bermuda (A)	28,000	387
Gevo Inc *(A)	45,000	98
Golar LNG Ltd *	22,402	562
Green Plains Inc *	11,190	387
Gulfport Energy Corp *	2,200	178
Helix Energy Solutions Group Inc *	32,569	208
Helmerich & Payne Inc	21,900	1,119
HF Sinclair Corp	31,500	1,964
HighPeak Energy Inc (A)	1,100	26
International Seaways Inc	10,128	436
Kinetik Holdings, Cl A (A)	3,900	133
Kosmos Energy Ltd *	93,875	624
Laredo Petroleum *	3,800	243
Liberty Oilfield Services Inc, Cl A *	32,400	536

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Magnolia Oil & Gas Corp, Cl A	35,200	$918
Matador Resources Co	24,300	1,613
Murphy Oil Corp	31,700	1,496
Nabors Industries Ltd *	1,991	315
NACCO Industries Inc, Cl A (A)	900	41
National Energy Services Reunited Corp *	12,200	78
New Fortress Energy Inc, Cl A	11,000	560
Newpark Resources Inc *	18,020	72
NextDecade Corp *(A)	7,100	39
NexTier Oilfield Solutions Inc *	39,539	403
Noble *	16,200	601
Nordic American Tankers Ltd	34,377	124
Northern Oil and Gas Inc	14,700	535
NOV Inc	85,200	1,914
Oceaneering International Inc *	22,646	344
Oil States International Inc *	16,699	113
Ovintiv Inc	53,900	3,005
Par Pacific Holdings Inc *	9,986	234
Patterson-UTI Energy Inc	44,522	799
PBF Energy Inc, Cl A	20,477	814
PDC Energy Inc	20,477	1,522
Peabody Energy Corp *	24,700	789
Permian Resources, Cl A	42,700	434
ProFrac Holding Corp, Cl A *	3,000	71
ProPetro Holding Corp *	19,200	211
Range Resources Corp	55,700	1,608
Ranger Oil Corp, Cl A	4,700	205
REX American Resources Corp *	3,900	115
Riley Exploration Permian (A)	1,200	39
Ring Energy Inc *(A)	10,000	27
RPC Inc	15,199	141
SandRidge Energy Inc *	8,200	167
Scorpio Tankers Inc	10,813	552
Select Energy Services Inc, Cl A	17,800	146
SFL Corp Ltd	22,476	220
SilverBow Resources Inc *(A)	1,500	52
Sitio Royalties Corp (A)	1,625	51
SM Energy Co	25,813	1,113
Solaris Oilfield Infrastructure Inc, Cl A	5,400	59
Southwestern Energy Co *	239,971	1,661
Talos Energy Inc *	12,200	240
Teekay Corp *	14,800	66
Teekay Tankers Ltd, Cl A *	5,100	172
Tellurian Inc *(A)	101,800	274
TETRA Technologies Inc *	34,000	129
Texas Pacific Land Corp	1,300	3,370
Tidewater Inc *	9,800	298
Uranium Energy Corp *(A)	63,200	245
Ur-Energy *(A)	38,700	51
US Silica Holdings Inc *	15,626	205
VAALCO Energy Inc	15,500	80
Valaris Ltd *	12,800	845

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vertex Energy Inc *(A)	13,700	$114
W&T Offshore Inc *	21,338	147
Weatherford International *	14,600	634
World Fuel Services Corp	12,341	351

		68,207
Financials — 16.1%
1st Source Corp	2,758	157
ACNB Corp	1,900	75
AFC Gamma Inc (A)	2,800	49
Affiliated Managers Group Inc	8,500	1,364
AGNC Investment Corp ‡	115,921	1,158
Alerus Financial Corp	3,400	80
Ally Financial Inc	64,600	1,745
Amalgamated Financial Corp	3,000	80
A-Mark Precious Metals Inc	3,800	131
Ambac Financial Group Inc *	7,800	127
Amerant Bancorp Inc, Cl A	5,100	150
American Equity Investment Life Holding Co	16,078	651
American Financial Group Inc/OH	14,653	2,084
American National Bankshares Inc	2,006	77
Ameris Bancorp	13,362	707
AMERISAFE Inc	4,533	269
Angel Oak Mortgage (A)	1,600	12
Annaly Capital Management	92,839	2,012
Apollo Commercial Real Estate Finance Inc	32,819	406
Apollo Global Management Inc	98,684	6,848
Arbor Realty Trust Inc ‡	36,200	539
Ares Commercial Real Estate Corp	9,600	120
Ares Management Corp, Cl A	32,845	2,575
Argo Group International Holdings Ltd	6,816	185
ARMOUR Residential REIT Inc ‡(A)	19,724	116
Arrow Financial Corp	3,252	114
Artisan Partners Asset Management Inc, Cl A	13,300	461
AssetMark Financial Holdings Inc *	3,900	97
Associated Banc-Corp	31,336	771
Associated Capital Group Inc	500	20
Assured Guaranty Ltd	12,587	838
Atlantic Union Bankshares Corp	16,882	602
Atlanticus Holdings Corp *	1,100	32
Axis Capital Holdings Ltd	16,568	954
Axos Financial Inc *	11,236	451
B Riley Financial Inc	4,400	193
Banc of California Inc	10,100	171
BancFirst Corp	4,050	413
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,012	116
Bancorp Inc/The *	12,492	374
Bank First Corp (A)	1,500	143
Bank of Hawaii Corp	8,024	647
Bank of Marin Bancorp	3,614	130
Bank of NT Butterfield & Son Ltd/The	11,500	400

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank OZK	23,070	$1,065
BankUnited Inc	17,096	628
Banner Corp	7,051	498
Bar Harbor Bankshares	2,850	86
BayCom Corp	3,000	57
BCB Bancorp Inc	3,200	60
Berkshire Hills Bancorp Inc	8,691	271
BGC Partners Inc, Cl A	72,536	313
Blackstone Inc, Cl A	151,000	13,821
Blackstone Mortgage Trust Inc, Cl A ‡	34,500	872
Blucora Inc *	10,529	264
Blue Foundry Bancorp *	6,000	78
Blue Owl Capital Inc, Cl A	92,000	1,040
Blue Ridge Bankshares Inc	3,700	48
BOK Financial Corp	6,582	689
Bread Financial Holdings Inc	11,300	464
Bridgewater Bancshares Inc *	6,100	118
Bright Health Group *(A)	42,400	42
Brighthouse Financial Inc *	14,500	808
Brightsphere Investment Group Inc	7,363	150
BrightSpire Capital, Cl A	21,794	156
Broadmark Realty Capital	30,500	124
Brookline Bancorp Inc	16,574	236
BRP Group Inc, Cl A *	13,300	400
Business First Bancshares Inc	4,300	101
Byline Bancorp Inc	5,970	136
Cadence Bank	38,931	1,123
Cambridge Bancorp	1,500	133
Camden National Corp	3,058	134
Cannae Holdings Inc *	13,962	323
Capital Bancorp Inc	1,900	47
Capital City Bank Group Inc	2,861	101
Capitol Federal Financial Inc	28,287	237
Capstar Financial Holdings Inc	2,400	43
Carlyle Group Inc/The	44,400	1,384
Carter Bankshares Inc *	7,100	132
Cathay General Bancorp	15,115	702
Central Pacific Financial Corp	6,810	144
Chimera Investment Corp ‡	53,665	368
Citizens & Northern Corp	3,540	87
City Holding Co	2,985	304
Civista Bancshares Inc	3,400	78
Claros Mortgage Trust (A)	21,600	373
CNA Financial Corp	6,675	284
CNB Financial Corp/PA	1,948	50
CNO Financial Group Inc	23,425	550
Coastal Financial Corp/WA *	1,900	95
Cohen & Steers Inc	5,536	367
Coinbase Global Inc, Cl A *(A)	33,200	1,518
Colony Bankcorp Inc	3,700	51
Columbia Banking System Inc	15,529	529
Columbia Financial Inc *	8,700	192

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Commerce Bancshares Inc/MO	22,890	$1,715
Community Bank System Inc	11,251	733
Community Trust Bancorp Inc	3,393	163
Compass Diversified Holdings (A)	14,400	282
ConnectOne Bancorp Inc	8,383	220
Cowen Inc, Cl A	5,930	229
Crawford & Co, Cl A	5,700	36
Credit Acceptance Corp *(A)	1,512	717
CrossFirst Bankshares Inc *	11,500	159
Cullen/Frost Bankers Inc	12,205	1,771
Curo Group Holdings Corp	4,500	16
Customers Bancorp Inc *	6,770	218
CVB Financial Corp	28,179	808
Diamond Hill Investment Group Inc	654	116
Dime Community Bancshares Inc	7,729	276
Donegal Group Inc, Cl A	2,500	37
Donnelley Financial Solutions Inc *	5,132	196
Dynex Capital Inc	9,597	126
Eagle Bancorp Inc	7,306	345
East West Bancorp Inc	29,666	2,083
Eastern Bankshares Inc	33,800	663
eHealth Inc *	5,874	21
Ellington Financial Inc (A)	13,700	187
Employers Holdings Inc	5,074	236
Enact Holdings (A)	7,000	174
Encore Capital Group Inc *	5,675	286
Enova International Inc *	6,066	245
Enstar Group Ltd *	2,351	512
Enterprise Bancorp Inc/MA	2,848	100
Enterprise Financial Services Corp	7,165	375
Equitable Holdings Inc	81,000	2,571
Equity Bancshares Inc, Cl A	3,900	143
Erie Indemnity Co, Cl A	5,487	1,549
Esquire Financial Holdings Inc	1,600	72
Essent Group Ltd	22,400	898
Evercore Inc, Cl A	7,576	873
EZCORP Inc, Cl A *	11,257	113
Farmers & Merchants Bancorp Inc/Archbold OH (A)	3,200	92
Farmers National Banc Corp	6,800	103
FB Financial Corp	7,502	321
Federal Agricultural Mortgage Corp, Cl C	1,988	250
Federated Hermes Inc, Cl B	17,870	678
Fidelity National Financial Inc	57,266	2,311
Finance of America, Cl A *	7,100	10
Financial Institutions Inc	3,243	82
First American Financial Corp	21,572	1,179
First Bancorp Inc/The	3,052	96
First BanCorp/Puerto Rico	38,016	585
First Bancorp/Southern Pines NC	7,645	372
First Bancshares Inc/The	4,600	157
First Bank	3,700	57

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Busey Corp	12,392	$323
First Business Financial Services Inc	1,800	69
First Citizens BancShares Inc/NC, Cl A	2,602	2,124
First Commonwealth Financial Corp	18,601	274
First Community Bankshares Inc	2,342	87
First Financial Bancorp	20,633	545
First Financial Bankshares Inc	27,712	1,024
First Financial Corp/IN	2,412	116
First Foundation Inc	9,100	127
First Hawaiian Inc	25,900	688
First Horizon Corp	111,525	2,771
First Internet Bancorp	2,200	57
First Interstate BancSystem Inc, Cl A	19,316	843
First Merchants Corp	11,318	500
First Mid Bancshares Inc	3,572	124
First of Long Island Corp/The	4,995	97
First Western Financial *	1,800	55
FirstCash Holdings	8,120	762
Five Star Bancorp	2,800	76
Flagstar Bancorp Inc	11,700	439
Flushing Financial Corp	6,070	127
FNB Corp/PA	74,289	1,047
Focus Financial Partners Inc, Cl A *	12,800	488
Franklin BSP Realty Trust	20,154	294
Fulton Financial Corp	35,712	664
FVCBankcorp Inc *	2,700	53
GCM Grosvenor (A)	10,000	88
Genworth Financial Inc, Cl A *	103,600	521
German American Bancorp Inc	6,166	246
Glacier Bancorp Inc	22,975	1,330
Goosehead Insurance Inc, Cl A *	4,100	166
Granite Point Mortgage Trust Inc	10,941	70
Great Southern Bancorp Inc	2,499	157
Green Dot Corp, Cl A *	9,255	189
Greene County Bancorp Inc	510	39
Greenlight Capital Re Ltd, Cl A *	6,409	50
Guaranty Bancshares Inc/TX	1,500	53
Hamilton Lane Inc, Cl A	8,000	591
Hancock Whitney Corp	17,614	966
Hanmi Financial Corp	6,878	186
Hannon Armstrong Sustainable Infrastructure Capital Inc	19,300	626
Hanover Insurance Group Inc/The	7,617	1,122
HarborOne Bancorp Inc	10,720	157
HBT Financial Inc	2,200	43
HCI Group Inc	1,115	42
Heartland Financial USA Inc	7,875	384
Heritage Commerce Corp	13,600	193
Heritage Financial Corp/WA	8,071	266
Hilltop Holdings Inc	9,500	283
Hingham Institution For Savings The	300	88
Hippo Holdings *(A)	3,484	52

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Bancorp Inc	1,800	$77
Home BancShares Inc/AR	40,432	1,029
Home Point Capital	1,600	3
HomeStreet Inc	4,372	119
HomeTrust Bancshares Inc	4,102	105
Hope Bancorp Inc	26,995	368
Horace Mann Educators Corp	8,314	321
Horizon Bancorp Inc/IN	9,425	153
Houlihan Lokey Inc, Cl A	10,600	1,042
Independent Bank Corp	9,720	880
Independent Bank Corp/MI	5,400	132
Independent Bank Group Inc	7,402	488
Interactive Brokers Group Inc, Cl A	20,027	1,608
International Bancshares Corp	12,050	635
Invesco Mortgage Capital Inc (A)	8,009	105
Investors Title Co	400	61
Jackson Financial, Cl A	17,200	642
James River Group Holdings Ltd	8,200	197
Janus Henderson Group PLC	30,600	774
Jefferies Financial Group Inc	43,700	1,660
John Marshall Bancorp	2,700	78
Kearny Financial Corp/MD	10,929	106
Kemper Corp	13,873	790
Kinsale Capital Group Inc	4,500	1,387
KKR & Co Inc	123,963	6,436
KKR Real Estate Finance Trust Inc	12,500	207
Ladder Capital Corp, Cl A ‡	25,162	279
Lakeland Bancorp Inc	13,393	250
Lakeland Financial Corp	4,757	376
Lazard Ltd, Cl A (A)	20,031	733
Lemonade Inc *(A)	10,200	202
LendingClub Corp *	22,600	233
LendingTree Inc *	2,700	65
Live Oak Bancshares Inc	7,300	243
LPL Financial Holdings Inc	17,162	4,062
Luther Burbank Corp	4,422	52
Macatawa Bank Corp	5,200	58
Markel Corp *	2,913	3,859
MBIA Inc *	10,982	140
Mercantile Bank Corp	3,557	124
Merchants Bancorp/IN	3,300	84
Mercury General Corp	5,978	217
Metrocity Bankshares Inc	3,800	85
Metropolitan Bank Holding Corp *	2,100	133
MFA Financial Inc	25,224	282
MGIC Investment Corp	65,418	898
Mid Penn Bancorp Inc	3,200	106
Midland States Bancorp Inc	5,600	151
MidWestOne Financial Group Inc	3,169	111
Moelis & Co, Cl A	13,700	592
Moneylion *	32,500	24
Morningstar Inc	5,420	1,329

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mr Cooper Group Inc *	15,071	$681
MVB Financial Corp	2,400	57
National Bank Holdings Corp, Cl A	6,400	298
National Western Life Group Inc, Cl A	510	107
Navient Corp	25,600	424
NBT Bancorp Inc	8,508	393
Nelnet Inc, Cl A	2,731	269
NerdWallet, Cl A *(A)	5,800	74
New York Community Bancorp Inc (A)	94,239	881
New York Mortgage Trust Inc ‡	90,238	254
NI Holdings Inc *	2,300	31
Nicolet Bankshares Inc *	2,200	182
NMI Holdings Inc, Cl A *	19,100	411
Northeast Bank	1,500	63
Northfield Bancorp Inc	10,205	163
Northwest Bancshares Inc	27,479	420
OceanFirst Financial Corp	13,468	315
OFG Bancorp	10,925	316
Old National Bancorp/IN	60,361	1,153
Old Republic International Corp	58,844	1,442
Old Second Bancorp Inc	10,100	176
OmniAB Inc	2,598	—
OneMain Holdings Inc, Cl A	24,700	972
Open Lending, Cl A *	23,800	168
Oportun Financial Corp *	5,900	33
Oppenheimer Holdings Inc, Cl A	2,164	90
Orchid Island Capital, Cl A (A)	7,420	81
Origin Bancorp Inc	5,000	205
Orrstown Financial Services Inc	700	19
Oscar Health, Cl A *	30,800	89
Pacific Premier Bancorp Inc	18,836	696
PacWest Bancorp	23,312	609
Palomar Holdings Inc, Cl A *	4,700	295
Park National Corp	2,805	424
Parke Bancorp Inc	2,200	48
Pathward Financial	6,100	266
PCB Bancorp	2,600	48
PCSB Financial Corp (A)	5,000	100
Peapack-Gladstone Financial Corp	3,154	130
PennyMac Financial Services Inc	5,600	334
PennyMac Mortgage Investment Trust ‡	21,963	335
Peoples Bancorp Inc/OH	5,572	167
Peoples Financial Services Corp	1,600	91
Perella Weinberg Partners, Cl A	10,900	104
Pinnacle Financial Partners Inc	16,127	1,353
Pioneer Bancorp *	2,700	32
Piper Sandler Cos	3,877	557
PJT Partners Inc	5,200	400
Popular Inc	15,756	1,151
PRA Group Inc *	7,658	263
Preferred Bank/Los Angeles CA	3,037	230
Premier Financial Corp	6,876	201

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Primerica Inc	7,929	$1,182
Primis Financial Corp	6,000	74
ProAssurance Corp	11,625	232
Professional Holding, Cl A *	2,900	87
PROG Holdings Inc *	9,978	196
Prosperity Bancshares Inc	18,235	1,378
Provident Bancorp Inc	3,500	24
Provident Financial Services Inc	16,778	378
QCR Holdings Inc	3,900	205
Radian Group Inc	32,548	637
RBB Bancorp	2,600	58
Ready Capital Corp	15,432	207
Red River Bancshares Inc	1,200	63
Redwood Trust Inc ‡	27,405	216
Regional Management Corp	1,700	50
Reinsurance Group of America Inc, Cl A	14,016	2,024
RenaissanceRe Holdings Ltd	9,206	1,739
Renasant Corp	12,460	508
Republic Bancorp Inc/KY, Cl A	1,998	88
Republic First Bancorp Inc *	9,800	25
Rithm Capital Corp ‡	90,188	816
RLI Corp	8,282	1,077
Robinhood Markets Inc, Cl A *	120,600	1,157
Rocket Cos Inc, Cl A (A)	21,000	174
Ryan Specialty Holdings Inc, Cl A *	17,400	701
S&T Bancorp Inc	8,332	312
Safety Insurance Group Inc	3,131	287
Sandy Spring Bancorp Inc	10,110	352
Sculptor Capital Management Inc, Cl A	5,700	57
Seacoast Banking Corp of Florida	12,398	426
SEI Investments Co †	22,619	1,409
Selective Insurance Group Inc	12,284	1,181
Selectquote Inc *	28,700	17
ServisFirst Bancshares Inc	10,600	804
Shore Bancshares Inc	2,000	40
Sierra Bancorp	2,978	64
Silvergate Capital Corp, Cl A *(A)	7,000	192
Simmons First National Corp, Cl A	25,753	598
SiriusPoint Ltd *	20,200	132
SLM Corp	52,820	922
SmartFinancial Inc	3,100	93
SoFi Technologies Inc *(A)	169,100	817
South Plains Financial Inc	2,400	74
Southern First Bancshares Inc *	1,491	74
Southern Missouri Bancorp Inc	1,900	99
Southside Bancshares Inc	6,762	246
SouthState Corp	15,484	1,360
Starwood Property Trust Inc ‡	60,580	1,297
Stellar Bancorp	9,840	333
StepStone Group Inc, Cl A	10,500	315
Stewart Information Services Corp	5,841	258
Stifel Financial Corp	22,173	1,425

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stock Yards Bancorp Inc	6,502	$481
StoneX Group Inc *	3,768	382
Summit Financial Group Inc	2,600	74
Synovus Financial Corp	29,892	1,259
Texas Capital Bancshares Inc *	10,023	601
TFS Financial Corp	12,343	168
Third Coast Bancshares *	800	16
Tiptree Inc	5,100	71
Tompkins Financial Corp	2,705	226
Towne Bank/Portsmouth VA	13,867	448
TPG RE Finance Trust Inc	14,400	107
Tradeweb Markets Inc, Cl A	23,100	1,420
Trean Insurance Group Inc *	3,800	10
TriCo Bancshares	6,909	377
Triumph Bancorp Inc *	5,200	311
Trupanion Inc *(A)	8,600	449
TrustCo Bank Corp NY	4,325	168
Trustmark Corp	12,639	462
Two Harbors Investment	20,111	330
UMB Financial Corp	9,345	799
Umpqua Holdings Corp	45,931	931
United Bankshares Inc/WV	28,656	1,229
United Community Banks Inc/GA	21,618	842
United Fire Group Inc	4,171	127
Unity Bancorp Inc	2,800	80
Universal Insurance Holdings Inc	5,900	65
Univest Financial Corp	7,415	209
Unum Group	41,900	1,767
Upstart Holdings Inc *(A)	14,400	281
UWM Holdings Corp (A)	20,000	89
Valley National Bancorp	91,668	1,160
Value Line Inc	300	17
Velocity Financial *	1,800	18
Veritex Holdings Inc	10,839	354
Victory Capital Holdings Inc, Cl A	2,200	64
Virtu Financial Inc, Cl A	19,100	424
Virtus Investment Partners Inc	1,658	322
Voya Financial Inc	20,900	1,379
Walker & Dunlop Inc	6,423	574
Washington Federal Inc	13,436	474
Washington Trust Bancorp Inc	3,870	193
Waterstone Financial Inc	4,000	67
Webster Financial Corp	37,729	2,050
WesBanco Inc	12,109	490
West BanCorp Inc	3,785	91
Westamerica BanCorp	4,955	306
Western Alliance Bancorp	22,061	1,512
White Mountains Insurance Group Ltd	562	764
Wintrust Financial Corp	12,449	1,138
WisdomTree Investments Inc	34,575	193
World Acceptance Corp *	976	69

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WSFS Financial Corp	13,212	$641

		212,008
Health Care — 12.8%
10X Genomics Inc, Cl A *	20,600	796
1Life Healthcare Inc *	37,200	632
23andMe Holding, Cl A *(A)	45,800	140
2seventy bio Inc *	8,200	128
4D Molecular Therapeutics Inc *(A)	7,700	186
AbCellera Biologics Inc *(A)	40,500	521
Absci Corp *	16,500	41
Acadia Healthcare Co Inc *	18,587	1,655
ACADIA Pharmaceuticals Inc *	26,900	419
Accolade Inc *	11,200	99
Aclaris Therapeutics Inc *	15,900	242
AdaptHealth Corp, Cl A *	15,400	344
Adaptive Biotechnologies Corp *	23,700	208
Addus HomeCare Corp *	3,600	397
Adicet Bio Inc *	4,500	82
ADMA Biologics Inc *	40,800	136
Aerovate Therapeutics *	2,200	41
Affimed NV *	27,377	59
Agenus Inc *	57,300	155
Agiliti *	6,100	101
agilon health Inc *	41,700	732
Agios Pharmaceuticals Inc *	12,800	386
AirSculpt Technologies	1,400	5
Akero Therapeutics Inc *	5,500	256
Akoya Biosciences *	1,600	21
Albireo Pharma Inc *	2,900	64
Alector Inc *	13,000	110
Alignment Healthcare *	17,000	226
Alkermes PLC *	33,053	819
Allogene Therapeutics Inc *(A)	20,200	199
Allovir *	7,300	55
Allscripts Healthcare Solutions Inc *	22,053	418
Alnylam Pharmaceuticals Inc *	25,989	5,733
Alpha Teknova *	1,500	7
Alphatec Holdings Inc *	18,300	188
Alpine Immune Sciences Inc *	2,500	16
ALX Oncology Holdings Inc *(A)	4,300	48
Amedisys Inc *	6,771	617
American Well Corp, Cl A *	43,300	158
Amicus Therapeutics Inc *	59,100	715
AMN Healthcare Services Inc *	9,209	1,139
Amneal Pharmaceuticals Inc *	23,588	60
Amphastar Pharmaceuticals Inc *	8,300	245
Amylyx Pharmaceuticals *(A)	7,700	295
AnaptysBio Inc *(A)	4,800	133
Anavex Life Sciences Corp *(A)	15,300	135
AngioDynamics Inc *	8,570	111
ANI Pharmaceuticals Inc *	2,500	105
Anika Therapeutics Inc *	3,070	97

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Apellis Pharmaceuticals Inc *	20,400	$1,019
Apollo Medical Holdings Inc *	8,600	245
Arbutus Biopharma Corp *	16,700	39
Arcellx Inc *	4,700	94
Arcturus Therapeutics Holdings Inc *	5,500	101
Arcus Biosciences Inc *	10,600	373
Arcutis Biotherapeutics Inc *	7,000	121
Arrowhead Pharmaceuticals Inc *	20,800	670
Artivion *	8,545	109
Arvinas Inc *	10,700	439
Atara Biotherapeutics Inc *	20,600	93
Atea Pharmaceuticals Inc *	15,000	70
Athira Pharma *	4,800	15
AtriCure Inc *	10,320	470
Atrion Corp	330	200
Aura Biosciences *(A)	2,200	31
Aurinia Pharmaceuticals *	31,700	163
Avanos Medical Inc *	11,100	299
Avantor Inc *	128,551	2,864
Aveanna Healthcare Holdings Inc *	10,800	7
Avid Bioservices Inc *	13,800	216
Avidity Biosciences Inc *	9,500	111
Avista Public Acquisition II, Cl W *	16,797	59
Axogen Inc *	9,085	99
Axonics Inc *	10,500	719
Axsome Therapeutics Inc *(A)	6,500	470
Azenta Inc	15,603	939
Beam Therapeutics Inc *	13,500	624
Berkeley Lights Inc *	10,700	31
BioCryst Pharmaceuticals Inc *	41,300	552
Biohaven *(A)	6,950	110
BioLife Solutions Inc *	7,900	167
BioMarin Pharmaceutical Inc *	39,046	3,943
Bionano Genomics *(A)	63,500	128
Bioventus, Cl A *	6,639	13
Bioxcel Therapeutics Inc *(A)	3,900	65
Bluebird Bio Inc *	14,400	112
Blueprint Medicines Corp *	13,200	631
Bridgebio Pharma *	22,935	215
Brookdale Senior Living Inc, Cl A *	42,209	133
Bruker Corp	23,432	1,580
Butterfly Network *(A)	31,800	103
C4 Therapeutics Inc *	8,100	69
Cano Health Inc *(A)	32,300	61
Cara Therapeutics Inc *	9,400	111
Cardiovascular Systems Inc *	8,425	118
CareDx Inc *	11,500	149
CareMax *(A)	13,900	55
Caribou Biosciences *	15,100	141
Cassava Sciences *(A)	8,700	303
Castle Biosciences Inc *	4,600	109
Catalyst Pharmaceuticals Inc *	22,800	382

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celldex Therapeutics Inc *	10,300	$382
Century Therapeutics *(A)	2,500	26
Cerevel Therapeutics Holdings Inc *	12,400	359
Certara Inc *	23,764	404
Cerus Corp *	38,497	154
Chemed Corp	3,045	1,583
Chimerix Inc *	20,300	44
Chinook Therapeutics Inc *	10,960	248
CinCor Pharma Inc *(A)	4,400	52
Clover Health Investments, Cl A *	93,800	123
Codexis Inc *	13,961	76
Cogent Biosciences Inc *	14,000	176
Coherus Biosciences Inc *	14,800	102
Collegium Pharmaceutical Inc *	7,800	171
Community Health Systems Inc *	28,329	97
Computer Programs and Systems Inc *	3,302	98
CONMED Corp	5,708	473
Corcept Therapeutics Inc *	19,200	485
CorVel Corp *	1,934	296
Crinetics Pharmaceuticals Inc *	10,300	184
Cross Country Healthcare Inc *	7,179	257
CryoPort Inc *	9,400	186
CTI BioPharma Corp *(A)	23,900	144
Cue Health *(A)	26,000	83
Cullinan Oncology *(A)	7,700	96
Cutera Inc *	3,900	186
Cytek Biosciences *	23,200	299
Cytokinetics Inc *	16,700	710
Day One Biopharmaceuticals *(A)	7,000	149
Deciphera Pharmaceuticals Inc *	8,900	142
Definitive Healthcare Corp, Cl A *	7,300	83
Denali Therapeutics Inc *	19,800	632
Design Therapeutics *(A)	7,800	109
DICE Therapeutics Inc *(A)	6,400	223
DocGo Inc *(A)	13,700	101
Doximity Inc, Cl A *(A)	24,000	816
Dynavax Technologies Corp, Cl A *	23,889	296
Dyne Therapeutics *	6,100	71
Eagle Pharmaceuticals Inc/DE *	2,700	98
Edgewise Therapeutics Inc *	8,300	74
Editas Medicine Inc, Cl A *	15,400	163
Eiger BioPharmaceuticals Inc *	5,600	25
Elanco Animal Health Inc *	92,100	1,185
Embecta Corp	13,100	431
Emergent BioSolutions Inc *	10,984	135
Enanta Pharmaceuticals Inc *	4,700	206
Encompass Health Corp	21,641	1,266
Enhabit Inc *	10,870	156
Enovis Corp *	10,663	577
Ensign Group Inc/The	11,036	1,048
Envista Holdings Corp *	35,600	1,215
EQRx *(A)	44,100	166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Erasca Inc *(A)	14,600	$110
Esperion Therapeutics Inc *(A)	13,600	91
Evolent Health Inc, Cl A *	17,100	492
Evolus Inc *	11,000	80
Exact Sciences Corp *	35,926	1,615
Exelixis Inc *	65,300	1,115
EyePoint Pharmaceuticals *(A)	4,500	14
Fate Therapeutics Inc *	18,600	387
FibroGen Inc *	19,000	273
Figs Inc, Cl A *	24,600	193
Foghorn Therapeutics *(A)	4,200	28
Fulcrum Therapeutics Inc *	5,100	35
Fulgent Genetics Inc *	4,700	170
Generation Bio Co *	9,900	53
Geron Corp *	71,070	165
Glaukos Corp *	9,049	421
Globus Medical Inc, Cl A *	16,300	1,204
Gossamer Bio Inc *	13,600	116
Guardant Health Inc *	20,000	1,047
Haemonetics Corp *	10,347	883
Halozyme Therapeutics Inc *	28,058	1,607
Harmony Biosciences Holdings Inc *	5,300	317
Health Catalyst Inc *	12,300	129
HealthEquity Inc *	17,100	1,085
HealthStream Inc *	5,964	151
Heron Therapeutics Inc *(A)	20,900	57
Heska Corp *	2,200	142
HilleVax *	800	16
Hims & Hers Health *(A)	31,500	195
Horizon Therapeutics Plc *	48,503	4,864
Icosavax *(A)	2,900	10
ICU Medical Inc *	4,527	721
Ideaya Biosciences *	7,400	132
IGM Biosciences Inc *(A)	1,200	26
Imago Biosciences *	4,700	168
ImmunityBio *(A)	13,700	75
ImmunoGen Inc *	50,852	264
Immunovant Inc *	10,200	134
Inari Medical Inc *	10,200	751
Inhibrx Inc *	6,100	183
Innovage Holding Corp *(A)	3,900	25
Innoviva Inc *	14,609	192
Inogen Inc *	4,100	92
Inotiv Inc *	2,800	17
Inovio Pharmaceuticals Inc *(A)	42,500	87
Insmed Inc *	26,900	497
Inspire Medical Systems Inc *	5,800	1,401
Instil Bio Inc *	11,600	15
Insulet Corp *	14,808	4,433
Integer Holdings Corp *	7,530	560
Integra LifeSciences Holdings Corp *	15,304	841
Intellia Therapeutics Inc *	15,300	787

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intercept Pharmaceuticals Inc *	5,876	$88
Intra-Cellular Therapies Inc *	19,400	1,052
Invitae Corp *(A)	45,000	134
Invivyd *(A)	4,500	10
Ionis Pharmaceuticals Inc *	30,594	1,248
Iovance Biotherapeutics Inc *	35,200	225
iRadimed Corp	1,100	33
iRhythm Technologies Inc *	6,300	687
Ironwood Pharmaceuticals Inc, Cl A *	27,354	331
iTeos Therapeutics Inc *	4,600	93
IVERIC bio Inc *	25,300	598
Janux Therapeutics *(A)	2,800	38
Jazz Pharmaceuticals PLC *	13,300	2,087
Joint Corp/The *	3,000	45
Jounce Therapeutics Inc *	7,600	7
KalVista Pharmaceuticals Inc *	4,700	25
Karuna Therapeutics Inc *	6,400	1,506
Karyopharm Therapeutics Inc *	16,200	86
Keros Therapeutics *	3,600	179
Kezar Life Sciences Inc *	7,900	62
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	113
Kinnate Biopharma *	7,700	61
Kodiak Sciences Inc *	7,600	56
Kronos Bio *	8,400	16
Krystal Biotech Inc *	4,300	334
Kura Oncology Inc *	13,700	216
Kymera Therapeutics *	7,600	220
Lantheus Holdings Inc *	14,700	913
LeMaitre Vascular Inc	4,200	197
Lexicon Pharmaceuticals Inc *	17,105	37
LHC Group Inc *	6,347	1,037
LifeStance Health Group *(A)	13,300	68
Ligand Pharmaceuticals Inc *	3,428	250
Liquidia Technologies Inc *	10,700	54
LivaNova PLC *	11,200	620
Lyell Immunopharma *	33,800	142
MacroGenics Inc *	12,600	81
Madrigal Pharmaceuticals Inc *	2,700	189
MannKind Corp *	56,200	263
Maravai LifeSciences Holdings Inc, Cl A *	25,018	372
Masimo Corp *	10,193	1,477
MaxCyte Inc *	20,500	123
Medpace Holdings Inc *	5,400	1,133
MeiraGTx Holdings PLC *	6,700	41
Meridian Bioscience Inc *	10,041	321
Merit Medical Systems Inc *	11,275	812
Mersana Therapeutics Inc *	15,600	104
Mesa Laboratories Inc	1,100	186
MiMedx Group Inc *	26,300	85
Mirati Therapeutics Inc *	8,600	786
Mirum Pharmaceuticals Inc *	3,700	69
ModivCare Inc *	2,458	189

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monte Rosa Therapeutics *(A)	8,900	$75
Morphic Holding Inc *	4,500	124
Multiplan *	84,900	126
Myriad Genetics Inc *	18,426	373
NanoString Technologies Inc *	10,000	70
Nano-X Imaging, Cl X *(A)	11,200	119
Natera Inc *	18,900	777
National HealthCare Corp	2,994	185
National Research Corp, Cl A	3,212	124
Nektar Therapeutics, Cl A *	40,700	114
Neogen Corp *	24,212	401
NeoGenomics Inc *	25,500	286
Neurocrine Biosciences Inc *	20,600	2,617
Nevro Corp *	7,800	364
NextGen Healthcare Inc *	13,015	271
NGM Biopharmaceuticals Inc *	7,200	40
Nkarta Inc *(A)	7,474	63
Novavax Inc *	17,168	283
Novocure Ltd *	22,300	1,714
Nurix Therapeutics Inc *	10,000	124
Nuvalent, Cl A *(A)	4,700	155
NuVasive Inc *	11,678	454
Nuvation Bio *(A)	34,000	65
Oak Street Health Inc *	26,600	575
Ocugen *(A)	43,100	67
Ocular Therapeutix Inc *	18,400	55
Omnicell Inc *	9,312	481
OPKO Health Inc *	93,184	140
OptimizeRx Corp *	4,000	84
Option Care Health Inc *	33,327	1,003
OraSure Technologies Inc *	19,939	100
Organogenesis Holdings Inc, Cl A *	12,321	34
Orthofix Medical Inc *	3,940	71
OrthoPediatrics Corp *	2,800	123
Outlook Therapeutics *(A)	18,700	19
Outset Medical Inc *	10,800	228
Owens & Minor Inc	16,439	339
Pacific Biosciences of California Inc *	43,700	470
Pacira BioSciences Inc *	9,945	480
Paragon 28 Inc *(A)	11,500	236
Patterson Cos Inc	19,200	546
Pediatrix Medical Group Inc *	17,356	278
Pennant Group Inc/The *	6,468	67
Penumbra Inc *	7,700	1,613
Perrigo Co PLC	28,800	928
PetIQ Inc, Cl A *	6,000	71
Phathom Pharmaceuticals Inc *(A)	5,900	59
Phibro Animal Health Corp, Cl A	4,800	59
Phreesia Inc *	11,200	312
PMV Pharmaceuticals Inc *	6,200	62
Point Biopharma Global Inc, Cl A *(A)	19,100	130
Praxis Precision Medicines Inc *	8,800	19

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Precigen Inc *(A)	21,300	$39
Premier Inc, Cl A	25,300	844
Prestige Consumer Healthcare Inc *	9,879	607
Privia Health Group Inc *	9,600	230
PROCEPT BioRobotics Corp *	4,600	197
Progyny Inc *	15,000	549
Prometheus Biosciences Inc *	6,900	284
Protagonist Therapeutics Inc *	10,100	80
Prothena Corp PLC *	6,900	431
Provention Bio *(A)	10,100	91
PTC Therapeutics Inc *	15,600	647
Pulmonx Corp *	6,600	40
QIAGEN NV *	47,683	2,362
Quanterix Corp *	7,000	93
Quantum-Si *(A)	21,500	51
QuidelOrtho Corp *	10,571	926
R1 RCM *	33,000	299
RadNet Inc *	11,000	217
Rallybio *	700	4
RAPT Therapeutics Inc *	5,700	101
Reata Pharmaceuticals Inc, Cl A *	5,900	234
Recursion Pharmaceuticals, Cl A *	27,400	258
REGENXBIO Inc *	9,300	222
Relay Therapeutics Inc *	15,500	288
Relmada Therapeutics Inc *	6,000	28
Repligen Corp *	11,622	2,078
Replimune Group Inc *	7,600	156
Revance Therapeutics Inc *	15,800	343
REVOLUTION Medicines Inc *	16,300	385
Rigel Pharmaceuticals Inc *	37,059	25
Rocket Pharmaceuticals Inc *	8,600	162
Royalty Pharma PLC, Cl A	77,600	3,412
RxSight *	4,500	57
Sage Therapeutics Inc *	10,700	439
Sana Biotechnology Inc *(A)	18,300	91
Sangamo Therapeutics Inc *	28,370	104
Sarepta Therapeutics Inc *	17,700	2,174
Schrodinger Inc/United States *	12,200	220
Seagen Inc *	28,800	3,496
SeaSpine Holdings Corp *	9,400	70
Seer Inc, Cl A *	8,800	57
Select Medical Holdings Corp	21,565	530
Sema4 Holdings *	35,500	15
Senseonics Holdings Inc *(A)	96,400	107
Seres Therapeutics Inc *	15,900	103
Sharecare *(A)	64,600	123
Shockwave Medical Inc *	7,700	1,953
SI-BONE Inc *	7,300	90
SIGA Technologies Inc	10,000	92
Sight Sciences Inc *	2,400	27
Signify Health Inc, Cl A *	16,000	458
Silk Road Medical Inc *	7,600	405

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simulations Plus Inc	3,900	$158
Singular Genomics Systems Inc *	2,500	5
SomaLogic *	37,300	104
Sorrento Therapeutics Inc *(A)	86,600	113
Sotera Health Co *	23,224	194
SpringWorks Therapeutics Inc *	6,700	162
STAAR Surgical Co *	9,678	553
Stoke Therapeutics Inc *	4,300	32
Supernus Pharmaceuticals Inc *	11,300	415
Surgery Partners Inc *	8,100	229
Surmodics Inc *	3,044	110
Sutro Biopharma Inc *	9,400	70
Syndax Pharmaceuticals Inc *	10,100	242
Syneos Health Inc, Cl A *	21,100	744
Tactile Systems Technology Inc *	4,900	42
Talaris Therapeutics *	6,800	10
Tandem Diabetes Care Inc *	14,100	593
Tango Therapeutics Inc *(A)	5,100	38
Tarsus Pharmaceuticals *(A)	2,600	44
Teladoc Health Inc *	34,840	993
Tenaya Therapeutics *	3,000	8
Tenet Healthcare Corp *	22,900	1,058
TG Therapeutics Inc *	29,500	260
Theravance Biopharma Inc *	12,845	138
Theseus Pharmaceuticals *(A)	2,500	16
TransMedics Group Inc *	6,200	384
Travere Therapeutics Inc *	13,800	278
Treace Medical Concepts Inc *	6,200	144
Tricida Inc *	3,800	1
Twist Bioscience Corp *	12,300	336
Tyra Biosciences *	2,600	18
UFP Technologies Inc *	1,800	216
Ultragenyx Pharmaceutical Inc *	14,900	541
United Therapeutics Corp *	9,664	2,705
US Physical Therapy Inc	2,826	244
Utah Medical Products Inc	1,000	89
Vanda Pharmaceuticals Inc *	11,800	129
Varex Imaging Corp *	8,600	183
Vaxart *(A)	29,300	35
Vaxcyte Inc *	15,200	700
VBI Vaccines Inc *(A)	36,900	19
Veeva Systems Inc, Cl A *	29,593	5,633
Ventyx Biosciences *(A)	6,000	174
Vera Therapeutics, Cl A *(A)	1,500	25
Veracyte Inc *	16,300	452
Vericel Corp *	10,600	242
Verve Therapeutics *(A)	10,000	232
Vicarious Surgical *	12,000	42
ViewRay Inc *	29,700	143
Vir Biotechnology Inc *	16,500	466
Viridian Therapeutics *	6,000	152
VistaGen Therapeutics *	53,300	7

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xencor Inc *	13,200	$392
Xeris Biopharma Holdings *(A)	29,100	44
Y-mAbs Therapeutics Inc *	8,800	39
Zentalis Pharmaceuticals *	10,300	228
Zimvie Inc *	4,800	43
Zynex Inc (A)	4,180	57

		168,432
Industrials — 15.2%
3D Systems Corp *	27,947	283
AAON Inc	9,350	741
AAR Corp *	7,429	346
ABM Industries Inc	13,955	658
ACCO Brands Corp	22,029	123
Acuity Brands Inc	7,025	1,323
ACV Auctions Inc, Cl A *	27,900	247
Advanced Drainage Systems Inc	13,400	1,303
AECOM	28,448	2,418
Aerojet Rocketdyne Holdings Inc *	16,679	867
AeroVironment Inc *	5,125	471
AerSale Corp *	1,900	30
AGCO Corp	13,323	1,768
Air Lease Corp, Cl A	22,031	851
Air Transport Services Group Inc *	11,236	315
Alamo Group Inc	2,335	351
Albany International Corp, Cl A	6,898	699
Alight Inc, Cl A *	70,700	610
Allegiant Travel Co, Cl A *	3,450	285
Allied Motion Technologies Inc	2,650	94
Allison Transmission Holdings Inc, Cl A	21,476	962
Alta Equipment Group Inc	4,403	53
Altra Industrial Motion Corp	12,689	744
AMERCO *	19,000	1,200
Ameresco Inc, Cl A *	7,079	464
American Woodmark Corp *	3,984	216
API Group *	43,300	832
Apogee Enterprises Inc	3,911	189
Applied Industrial Technologies Inc	8,361	1,108
ArcBest Corp	5,590	463
Archer Aviation, Cl A *(A)	32,200	81
Arcosa Inc	10,813	661
Argan Inc	2,979	113
Aris Water Solution, Cl A	4,200	66
Armstrong World Industries Inc	9,877	755
Array Technologies Inc *	33,887	710
ASGN Inc *	10,669	967
Astec Industries Inc	5,163	228
Astronics Corp *	3,874	33
Astronics Corp, Cl B *	2,395	20
Atkore Inc *	8,700	1,063
Atlas Air Worldwide Holdings Inc *	5,869	591
Atlas Technical Consultants *	2,900	16
Avis Budget Group Inc *	6,460	1,444

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axon Enterprise Inc *	14,569	$2,681
AZEK Co Inc/The, Cl A *	25,400	491
AZZ Inc	5,796	241
Babcock & Wilcox Enterprises *	11,900	54
Barnes Group Inc	11,352	483
Barrett Business Services Inc	1,634	161
Beacon Roofing Supply Inc *	10,570	617
Blade Air Mobility *(A)	12,600	62
Blink Charging *(A)	8,500	118
Bloom Energy Corp, Cl A *	36,800	783
Blue Bird Corp *	4,392	52
BlueLinx Holdings Inc *	1,900	132
Boise Cascade Co	7,770	575
Booz Allen Hamilton Holding Corp, Cl A	28,765	3,061
Brady Corp, Cl A	8,827	423
BrightView Holdings Inc *	9,600	66
Brink's Co/The	9,706	580
Brookfield Business, Cl A (A)	6,500	144
Builders FirstSource Inc *	32,351	2,068
BWX Technologies Inc	18,824	1,146
CACI International Inc, Cl A *	4,832	1,509
Cadre Holdings (A)	3,700	96
Caesarstone Ltd	4,600	29
Carlisle Cos Inc	10,877	2,862
Casella Waste Systems Inc, Cl A *	10,591	912
CBIZ Inc *	10,045	499
ChargePoint Holdings Inc *(A)	55,200	686
Chart Industries Inc *	7,972	1,140
Cimpress PLC *	4,299	127
CIRCOR International Inc *	3,715	102
Clarivate PLC *	100,700	986
Clean Harbors Inc *	10,976	1,317
Columbus McKinnon Corp/NY	6,165	199
Comfort Systems USA Inc	7,491	950
CompX International Inc	400	8
Concrete Pumping Holdings Inc *	3,900	28
Construction Partners Inc, Cl A *	7,400	212
Copa Holdings SA, Cl A *	5,928	519
Core & Main Inc, Cl A *	14,500	302
CoreCivic Inc *‡	27,302	363
Costamare Inc	11,500	111
Covenant Logistics Group Inc, Cl A	1,400	54
CRA International Inc	1,705	210
Crane Holdings Co	9,729	1,031
CSW Industrials Inc	3,300	399
Curtiss-Wright Corp	7,978	1,409
Custom Truck One Source *(A)	14,400	98
Daseke Inc *	7,700	45
Deluxe Corp	10,154	196
Desktop Metal Inc, Cl A *(A)	41,564	85
Donaldson Co Inc	27,046	1,648
Douglas Dynamics Inc	5,222	203

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Driven Brands Holdings Inc *	12,800	$389
Ducommun Inc *	2,400	121
Dun & Bradstreet Holdings Inc	50,600	681
DXP Enterprises Inc/TX *	4,162	107
Dycom Industries Inc *	6,007	547
Eagle Bulk Shipping Inc	2,913	150
EMCOR Group Inc	10,487	1,624
Encore Wire Corp	3,803	556
Energy Recovery Inc *	12,100	280
Energy Vault Holdings *(A)	13,900	52
Enerpac Tool Group Corp, Cl A	10,942	274
EnerSys	8,483	641
Eneti	9,400	86
Ennis Inc	5,288	123
Enovix Corp *(A)	22,200	290
EnPro Industries Inc	4,068	483
Esab Corp	10,662	505
ESCO Technologies Inc	5,777	543
ESS Tech *(A)	18,100	58
Evoqua Water Technologies Corp *	23,940	1,041
Exponent Inc	10,972	1,135
Federal Signal Corp	11,847	576
First Advantage Corp *	11,600	154
Flowserve Corp	29,000	909
Fluence Energy Inc, Cl A *(A)	7,300	125
Fluor Corp *	30,100	1,012
Forrester Research Inc *	2,464	87
Forward Air Corp	5,318	598
Franklin Covey Co *	3,304	172
Franklin Electric Co Inc	9,781	815
Frontier Group Holdings *(A)	9,200	120
FTC Solar *	4,100	9
FTI Consulting Inc *	7,368	1,273
FuelCell Energy *(A)	85,700	297
Gates Industrial Corp PLC *	21,200	246
GATX Corp	7,152	806
Genco Shipping & Trading Ltd	7,300	108
GEO Group Inc/The *	21,385	253
Gibraltar Industries Inc *	7,360	372
Global Industrial Co	2,900	71
GMS Inc *	9,600	471
Golden Ocean Group Ltd (A)	29,000	245
Gorman-Rupp Co/The	5,777	160
Graco Inc	35,305	2,470
GrafTech International Ltd	46,100	249
Granite Construction Inc	10,534	379
Great Lakes Dredge & Dock Corp *	14,980	110
Greenbrier Cos Inc/The	7,123	274
Griffon Corp	9,237	326
GXO Logistics Inc *	22,390	1,049
H&E Equipment Services Inc	7,525	316
Harsco Corp *	16,828	126

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hawaiian Holdings Inc *	12,480	$173
Hayward Holdings Inc *	11,600	111
Healthcare Services Group Inc	17,339	242
Heartland Express Inc	9,772	164
HEICO Corp	9,718	1,577
HEICO Corp, Cl A	16,582	2,102
Heidrick & Struggles International Inc	4,552	135
Helios Technologies Inc	7,277	384
Herc Holdings Inc	5,667	726
Heritage-Crystal Clean Inc *	4,400	139
Hertz Global Holdings Inc *	45,000	774
Hexcel Corp	17,898	1,073
Hillenbrand Inc	14,480	724
Hillman Solutions *	32,100	256
HireRight Holdings *	5,200	66
HNI Corp	9,949	289
Hub Group Inc, Cl A *	7,462	628
Hubbell Inc, Cl B	11,589	2,944
Hudson Technologies Inc *	5,300	60
Huron Consulting Group Inc *	3,911	304
Hydrofarm Holdings Group *	8,200	21
Hyliion Holdings *(A)	27,400	83
Hyster-Yale Materials Handling Inc	2,002	59
Hyzon Motors *(A)	20,500	33
IAA Inc *	28,929	1,081
ICF International Inc	4,168	452
IES Holdings Inc *	1,700	57
Insperity Inc	7,624	904
Insteel Industries Inc	4,141	122
Interface Inc, Cl A	14,045	152
ITT Inc	17,363	1,468
Janus International Group *	20,400	223
JELD-WEN Holding Inc *	21,300	220
JetBlue Airways Corp *	63,181	503
Joby Aviation *(A)	59,800	246
John Bean Technologies Corp	6,331	582
Kadant Inc	2,625	507
Kaman Corp	6,573	134
KAR Auction Services Inc *	26,629	366
Karat Packaging	1,000	14
KBR Inc	28,845	1,490
Kelly Services Inc, Cl A	7,995	136
Kennametal Inc	15,814	418
Kforce Inc	4,537	268
Kimball International Inc, Cl B	7,025	50
Kirby Corp *	12,726	888
Knight-Swift Transportation Holdings Inc, Cl A	33,627	1,864
Korn Ferry	10,858	619
Kratos Defense & Security Solutions Inc *	24,316	231
Landstar System Inc	7,944	1,374
Legalzoom.com Inc *(A)	21,900	194

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lennox International Inc	6,929	$1,805
Li-Cycle Holdings *(A)	32,100	204
Lincoln Electric Holdings Inc	11,733	1,735
Lindsay Corp	2,527	446
Luxfer Holdings PLC	7,600	111
Lyft Inc, Cl A *	68,500	769
Manitowoc Co Inc/The *	7,787	76
ManpowerGroup Inc	11,056	968
Markforged Holding *(A)	24,700	28
Marten Transport Ltd	14,229	303
Masonite International Corp *	4,200	316
MasTec Inc *	13,182	1,197
Matson Inc	7,852	501
Matthews International Corp, Cl A	6,813	216
Maxar Technologies Inc	16,324	395
McGrath RentCorp	5,548	544
MDU Resources Group Inc	41,932	1,320
Mercury Systems Inc *	11,323	575
Microvast Holdings *(A)	44,900	98
Middleby Corp/The *	11,525	1,662
Miller Industries Inc/TN	2,311	64
MillerKnoll	16,907	345
Montrose Environmental Group Inc *	5,900	272
Moog Inc, Cl A	5,624	489
MRC Global Inc *	18,112	213
MSA Safety Inc	7,844	1,106
MSC Industrial Direct Co Inc, Cl A	10,203	876
Mueller Industries Inc	11,808	812
Mueller Water Products Inc, Cl A	35,912	419
MYR Group Inc *	3,079	294
National Presto Industries Inc	1,091	75
Nikola *(A)	66,200	173
NL Industries Inc	2,000	14
Northwest Pipe Co *	2,600	97
NOW Inc *	25,100	313
NuScale Power *(A)	6,900	75
NV5 Global Inc *	3,000	434
nVent Electric PLC	35,500	1,420
Omega Flex Inc	600	58
Oshkosh Corp	13,617	1,254
Owens Corning	20,260	1,800
PAM Transportation Services Inc *	1,600	45
Park Aerospace Corp	5,082	67
Parsons Corp *	7,700	381
PGT Innovations Inc *	12,300	243
Pitney Bowes Inc	41,300	158
Planet Labs PBC *	38,700	209
Plug Power Inc *(A)	109,100	1,741
Powell Industries Inc	1,364	36
Preformed Line Products Co	690	65
Primoris Services Corp	13,047	279
Proterra *(A)	38,100	211

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Proto Labs Inc *	6,099	$162
Quanex Building Products Corp	6,965	166
Radiant Logistics Inc *	12,400	66
RBC Bearings Inc *	6,095	1,444
Regal Rexnord Corp	14,038	1,841
Resideo Technologies Inc *	29,000	470
Resources Connection Inc	6,981	135
REV Group Inc	8,400	117
Rocket Lab USA Inc *	52,300	219
Rush Enterprises Inc, Cl A	9,598	495
Rush Enterprises Inc, Cl B	2,000	106
RXO *	21,890	416
Ryder System Inc	10,400	972
Safe Bulkers Inc	12,300	35
Saia Inc *	5,692	1,387
Sarcos Technology and Robotics *	17,000	20
Schneider National Inc, Cl B	11,200	288
Science Applications International Corp	12,276	1,352
Sensata Technologies Holding PLC	31,900	1,439
Shoals Technologies Group Inc, Cl A *	23,300	675
Shyft Group Inc/The	7,900	194
Simpson Manufacturing Co Inc	9,143	851
SiteOne Landscape Supply Inc *	9,500	1,193
Skillsoft *(A)	9,600	18
SkyWest Inc *	11,322	209
SP Plus Corp *	4,298	150
Spirit AeroSystems Holdings Inc, Cl A	23,575	618
Spirit Airlines Inc	22,647	492
SPX Technologies *	9,794	655
Standex International Corp	2,729	287
Steelcase Inc, Cl A	20,157	160
Stem *	32,700	427
Stericycle Inc *	20,300	1,058
Sterling Check Corp *	3,600	52
Sterling Infrastructure Inc *	6,300	206
Sun Country Airlines Holdings Inc *	8,800	178
SunPower Corp, Cl A *	18,336	445
Sunrun Inc *	43,810	1,427
Tennant Co	4,138	263
Terex Corp	15,070	692
Tetra Tech Inc	11,142	1,722
Textainer Group Holdings Ltd	10,353	315
Thermon Group Holdings Inc *	6,882	140
Timken Co/The	13,309	1,011
Titan International Inc *	10,800	155
Titan Machinery Inc *	4,312	190
Toro Co/The	23,000	2,553
TPI Composites Inc *	7,500	91
Transcat Inc *	1,600	128
TransUnion	41,694	2,630
Trex Co Inc *	22,760	1,044
TriNet Group Inc *	7,800	565

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinity Industries Inc	17,742	$543
Triton International Ltd	13,584	917
Triumph Group Inc *	14,496	166
TrueBlue Inc *	8,328	180
TuSimple Holdings Inc, Cl A *	30,000	67
Tutor Perini Corp *	8,051	58
Uber Technologies Inc *	408,022	11,890
UFP Industries Inc	12,965	1,061
UniFirst Corp/MA	3,340	647
Univar Solutions Inc *	35,650	1,181
Universal Logistics Holdings Inc	1,900	72
Upwork Inc *	26,500	325
V2X Inc *	2,679	108
Valmont Industries Inc	4,514	1,529
Velo3D *(A)	21,200	43
Veritiv Corp	2,699	363
Vertiv Holdings Co, Cl A	64,900	899
Viad Corp *	4,271	126
Vicor Corp *	4,900	265
View *(A)	31,300	44
Virgin Galactic Holdings Inc *(A)	51,300	261
VSE Corp	2,500	123
Wabash National Corp	11,741	294
Watsco Inc	7,159	1,926
Watts Water Technologies Inc, Cl A	5,756	912
Werner Enterprises Inc	14,090	620
WESCO International Inc *	9,565	1,233
Wheels Up Experience *	19,200	25
Willdan Group Inc *	2,400	42
WillScot Mobile Mini Holdings Corp, Cl A *	45,011	2,170
Woodward Inc	12,142	1,163
XPO Logistics Inc *	21,890	845
Zurn Water Solutions Corp	27,626	669

		200,527
Information Technology — 18.4%
8x8 Inc *	25,314	108
908 Devices *(A)	5,300	57
A10 Networks Inc	13,400	251
ACI Worldwide Inc *	23,812	498
ACM Research Inc, Cl A *	12,000	109
Adeia	23,950	265
ADTRAN Holdings Inc	15,797	320
Advanced Energy Industries Inc	7,919	734
Aeva Technologies *(A)	22,800	38
Affirm Holdings Inc, Cl A *(A)	36,000	501
Agilysys Inc *	3,900	259
Akoustis Technologies Inc *(A)	8,400	32
Alarm.com Holdings Inc *	9,600	479
Alkami Technology Inc *(A)	6,400	80
Allegro MicroSystems Inc *	14,600	455
Alpha & Omega Semiconductor Ltd *	4,800	168
Altair Engineering Inc, Cl A *	10,200	501

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alteryx Inc, Cl A *	12,000	$538
Ambarella Inc *	8,045	597
Amdocs Ltd	26,168	2,325
American Software Inc/GA, Cl A	7,072	105
Amkor Technology Inc	22,938	643
Amplitude, Cl A *	13,700	196
Appfolio Inc, Cl A *	4,300	491
Appian Corp, Cl A *	8,800	335
AppLovin Corp, Cl A *	46,600	672
Arlo Technologies Inc *	21,752	83
Arrow Electronics Inc *	13,725	1,492
Arteris *	1,100	5
Asana Inc, Cl A *(A)	16,900	307
Aspen Technology Inc *	5,770	1,330
Atlassian, Cl A *	29,041	3,820
Atomera *(A)	3,500	30
Avaya Holdings Corp *(A)	17,842	17
AvePoint *(A)	32,500	153
Aviat Networks Inc *	2,100	66
Avid Technology Inc *	7,722	217
AvidXchange Holdings Inc *	26,800	231
Avnet Inc	19,199	867
Axcelis Technologies Inc *	7,450	595
AXT Inc *	9,700	52
Badger Meter Inc	6,524	756
Belden Inc	9,023	726
Benchmark Electronics Inc	6,630	191
Benefitfocus Inc *	5,300	55
Bentley Systems Inc, Cl B	36,100	1,430
BigCommerce Holdings Inc *	14,700	127
Bill.com Holdings Inc *	20,577	2,478
Black Knight Inc *	33,437	2,073
Blackbaud Inc *	9,655	572
Blackline Inc *	11,600	785
Blend Labs, Cl A *(A)	48,100	63
Block Inc, Cl A *	114,409	7,753
Box Inc, Cl A *	30,700	843
Brightcove Inc *	9,610	53
BTRS Holdings Inc, Cl 1 *	22,100	209
C3.ai Inc, Cl A *(A)	15,500	202
Calix Inc *	12,445	887
Cambium Networks Corp *	1,999	43
Cantaloupe Inc *	14,900	54
Casa Systems Inc *	2,800	8
Cass Information Systems Inc	3,154	137
CCC Intelligent Solutions Holdings Inc *	40,000	368
Cerence Inc *	8,510	175
CEVA Inc *	5,138	140
Ciena Corp *	31,986	1,438
Cirrus Logic Inc *	12,295	919
Cleanspark *	8,900	20
Clear Secure, Cl A (A)	11,800	367

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearfield Inc *	2,600	$342
Cloudflare Inc, Cl A *	59,000	2,899
Cognex Corp	36,316	1,808
Coherent *	26,001	953
Cohu Inc *	11,036	395
CommScope Holding Co Inc *	46,000	408
CommVault Systems Inc *	9,284	613
Comtech Telecommunications Corp	5,832	68
Concentrix Corp	9,381	1,148
Conduent Inc *	39,300	159
Confluent Inc, Cl A *	26,100	601
Consensus Cloud Solutions Inc *	3,585	204
Core Scientific *	58,000	8
Corsair Gaming *(A)	6,200	105
Couchbase *	7,800	106
Coupa Software Inc *	16,000	1,012
Credo Technology Group Holding *	21,200	295
Crowdstrike Holdings Inc, Cl A *	44,721	5,261
CS Disco *	5,000	39
CSG Systems International Inc	6,117	378
CTS Corp	7,545	321
Cvent Holding, Cl A *	10,600	59
Cyxtera Technologies *	10,900	21
Datadog Inc, Cl A *	56,255	4,263
Dell Technologies Inc, Cl C	55,990	2,508
Diebold Nixdorf Inc *	16,833	36
Digi International Inc *	7,601	323
Digimarc Corp *(A)	2,876	64
Digital Turbine Inc *	20,700	378
DigitalOcean Holdings Inc *(A)	14,500	433
Diodes Inc *	9,842	908
DocuSign Inc, Cl A *	42,680	2,009
Dolby Laboratories Inc, Cl A	13,004	974
Domo Inc, Cl B *	6,432	92
DoubleVerify Holdings Inc, Cl Rights *	18,200	477
Dropbox Inc, Cl A *	58,800	1,385
Duck Creek Technologies Inc *	16,400	184
Dynatrace Inc *	41,400	1,604
DZS *	3,800	45
E2open Parent Holdings Inc *	46,500	274
Eastman Kodak Co *(A)	9,600	41
Ebix Inc (A)	5,725	109
Edgio *	27,600	40
eGain Corp *	4,900	43
Elastic NV *	16,000	979
Enfusion, Cl A *(A)	4,900	47
EngageSmart *	8,200	139
Entegris Inc	32,130	2,483
Envestnet Inc *	12,252	723
ePlus Inc *	5,176	257
Euronet Worldwide Inc *	10,488	975
Everbridge Inc *	8,700	284

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EverCommerce *	7,100	$47
EVERTEC Inc	13,600	459
Evo Payments Inc, Cl A *	10,400	351
Evolv Technologies Holdings *(A)	18,900	66
ExlService Holdings Inc *	6,923	1,296
Extreme Networks Inc *	28,887	606
Fabrinet *	7,815	1,043
Fair Isaac Corp *	5,291	3,279
FARO Technologies Inc *	4,508	135
Fastly Inc, Cl A *	23,900	231
First Solar Inc *	22,900	3,951
Five9 Inc *	14,100	904
Flywire *	11,700	254
Focus Universal *	4,000	44
ForgeRock Inc, Cl A *(A)	7,100	154
FormFactor Inc *	14,919	344
Genpact Ltd	37,750	1,741
GLOBALFOUNDRIES Inc *(A)	12,600	811
Globant SA *	8,500	1,593
GoDaddy Inc, Cl A *	32,945	2,607
Grid Dynamics Holdings Inc *	11,600	148
Guidewire Software Inc *	17,269	1,024
Hackett Group Inc/The	5,700	132
Harmonic Inc *	20,694	317
HubSpot Inc *	9,873	2,992
I3 Verticals Inc, Cl A *	4,800	126
IBEX Holdings *	1,200	31
Ichor Holdings Ltd *	6,600	197
Identiv *	4,400	37
Impinj Inc *	4,200	536
indie Semiconductor, Cl A *(A)	25,300	208
Infinera Corp *(A)	41,084	277
Informatica Inc, Cl A *(A)	7,200	124
Information Services Group Inc	8,000	43
Inseego Corp *(A)	21,400	27
Insight Enterprises Inc *	6,398	665
Instructure Holdings *	2,600	65
Intapp *	2,200	51
InterDigital Inc	5,917	297
International Money Express Inc *	5,400	117
IonQ *(A)	30,400	157
IPG Photonics Corp *	7,300	665
Itron Inc *	10,211	543
Jabil Inc	29,000	2,094
Jamf Holding Corp *	14,900	317
Kimball Electronics Inc *	5,693	131
KnowBe4 Inc, Cl A *	14,900	368
Knowles Corp *	20,300	317
Kulicke & Soffa Industries Inc	11,900	571
Kyndryl Holdings Inc *	44,700	523
Lattice Semiconductor Corp *	28,262	2,058
Lightwave Logic *(A)	27,900	221

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Littelfuse Inc	5,231	$1,289
LivePerson Inc *	14,991	176
LiveRamp Holdings Inc *	15,074	331
Lumentum Holdings Inc *	14,170	778
MACOM Technology Solutions Holdings Inc *	11,125	764
Manhattan Associates Inc *	13,080	1,647
Marathon Digital Holdings Inc *(A)	21,200	134
Marqeta, Cl A *	87,200	583
Marvell Technology Inc (A)	183,612	8,542
Matterport Inc *(A)	53,700	169
Maximus Inc	12,716	894
MaxLinear Inc, Cl A *	15,944	584
MeridianLink *(A)	5,300	78
Methode Electronics Inc	6,784	310
MicroStrategy Inc, Cl A *(A)	1,953	387
MicroVision *(A)	35,100	106
Mirion Technologies *(A)	33,400	213
Mitek Systems Inc *	9,100	93
MKS Instruments Inc	12,223	1,025
Model N Inc *	7,600	295
Momentive Global Inc *	29,200	232
MoneyGram International Inc *	18,900	206
MongoDB Inc, Cl A *	13,700	2,092
N-able Inc *	11,350	127
Napco Security Technologies Inc *	6,500	171
National Instruments Corp	27,967	1,147
nCino Inc *	15,400	402
NCR Corp *	27,083	646
NETGEAR Inc *	6,692	132
NetScout Systems Inc *	14,158	528
New Relic Inc *	11,700	658
NextNav *	3,100	10
nLight Inc *	10,600	115
Novanta Inc *	7,562	1,193
Nutanix Inc, Cl A *	46,000	1,300
Okta Inc, Cl A *	31,204	1,664
Olo Inc, Cl A *	22,100	157
ON24 *	6,100	47
OneSpan Inc *	7,554	95
Onto Innovation Inc *	9,972	797
OSI Systems Inc *	3,168	280
Ouster *(A)	33,500	40
PagerDuty Inc *	18,415	410
Palantir Technologies Inc, Cl A *	382,100	2,866
Palo Alto Networks Inc *	63,455	10,781
PAR Technology Corp *(A)	5,800	141
Paya Holdings Inc *	20,400	190
Paycor HCM Inc *(A)	10,900	315
Paylocity Holding Corp *	8,300	1,808
Payoneer Global *	43,900	237
Paysafe Ltd *	82,400	117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PC Connection Inc *	2,231	$124
PDF Solutions Inc *	6,753	212
Pegasystems Inc	9,336	338
Perficient Inc *	7,400	526
Photronics Inc *	13,129	247
Plexus Corp *	5,428	598
Power Integrations Inc	11,978	964
PowerSchool Holdings, Cl A *	9,800	200
Priority Technology Holdings Inc *	1,600	10
Procore Technologies Inc *	14,800	725
Progress Software Corp	8,458	451
PROS Holdings Inc *	9,399	224
Pure Storage Inc, Cl A *	61,300	1,789
Q2 Holdings Inc *	12,500	340
Qualys Inc *	8,200	1,011
Rackspace Technology Inc *(A)	11,600	57
Rambus Inc *	24,310	933
Rapid7 Inc *	12,800	376
Remitly Global *	21,100	221
Repay Holdings Corp, Cl A *	20,900	185
Ribbon Communications Inc *	13,520	34
Rimini Street Inc *	10,000	42
RingCentral Inc, Cl A *	19,100	708
Riot Blockchain *(A)	29,700	138
Rockley Photonics Holdings *	22,900	5
Rogers Corp *	3,993	435
Sabre Corp *	73,800	451
Sanmina Corp *	11,966	791
Sapiens International Corp NV	7,000	136
ScanSource Inc *	5,796	173
SecureWorks Corp, Cl A *	2,000	14
Semtech Corp *	14,775	454
SentinelOne Inc, Cl A *	39,300	570
Shift4 Payments Inc, Cl A *	10,500	487
ShotSpotter Inc *	1,400	47
Silicon Laboratories Inc *	7,182	1,045
SiTime Corp *	3,300	348
SkyWater Technology *	1,700	17
SMART Global Holdings Inc *	8,600	145
SmartRent, Cl A *	30,500	74
Smartsheet Inc, Cl A *	26,700	821
Snowflake Inc, Cl A *	65,400	9,346
SolarWinds Corp *	7,850	69
Splunk Inc *	33,922	2,635
Sprout Social Inc, Cl A *	10,200	605
SPS Commerce Inc *	7,958	1,132
Squarespace Inc *	7,900	162
SS&C Technologies Holdings Inc	46,918	2,522
StoneCo Ltd, Cl A *(A)	57,100	667
Sumo Logic Inc *	24,900	189
Super Micro Computer Inc *	10,400	938
Switch Inc, Cl A	30,200	1,034

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Synaptics Inc *	8,387	$889
TD SYNNEX Corp	8,681	888
Telos *	8,500	35
Tenable Holdings Inc *	24,200	924
Teradata Corp *	20,700	707
Thoughtworks Holding Inc *	20,500	187
Toast Inc, Cl A *	51,100	938
TTEC Holdings Inc	4,227	203
TTM Technologies Inc *	23,487	377
Tucows Inc, Cl A *(A)	2,200	68
Turtle Beach Corp *	4,000	38
Twilio Inc, Cl A *	37,142	1,821
Ubiquiti Inc	1,200	360
UiPath Inc, Cl A *	76,700	956
Ultra Clean Holdings Inc *	9,852	351
Unisys Corp *	15,183	65
Unity Software Inc *(A)	55,200	2,181
Universal Display Corp	9,251	1,042
Upland Software Inc *	5,700	43
UserTesting *(A)	11,100	82
Varonis Systems Inc, Cl B *	24,100	512
Veeco Instruments Inc *	11,010	219
Velodyne Lidar *	17,700	17
Verint Systems Inc *	12,450	490
Veritone Inc *(A)	5,500	37
Verra Mobility Corp, Cl A *	29,700	471
Viant Technology Inc, Cl A *	2,600	10
Viasat Inc *	15,956	544
Viavi Solutions Inc *	48,000	544
Vishay Intertechnology Inc	26,217	604
Vishay Precision Group Inc *	3,164	128
VMware Inc, Cl A *	45,009	5,468
Vontier Corp	31,700	622
Weave Communications Inc *	1,000	4
Western Union Co/The	79,600	1,167
WEX Inc *	9,476	1,603
Wix.com Ltd *	11,000	995
WM Technology *(A)	16,900	20
Wolfspeed Inc *	24,323	2,211
Workday Inc, Cl A *	41,966	7,046
Workiva Inc, Cl A *	9,700	781
Xerox Holdings Corp	25,200	411
Xperi *	9,580	103
Yext Inc *	25,100	134
Zeta Global Holdings, Cl A (A)	24,000	201
Zoom Video Communications Inc, Cl A *	53,521	4,037
Zscaler Inc *	17,500	2,335
Zuora Inc, Cl A *	26,300	202

		243,607
Materials — 4.7%
5E Advanced Materials *(A)	8,300	93
AdvanSix Inc	5,900	243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Alcoa Corp	38,700	$1,940
Alpha Metallurgical Resources	3,400	582
American Vanguard Corp	6,799	156
Amyris Inc *(A)	37,000	64
AptarGroup Inc	13,666	1,451
Arconic Corp *	21,100	503
Ardagh Metal Packaging SA (A)	48,350	216
Ashland Inc	11,408	1,276
Aspen Aerogels Inc *	4,800	58
ATI Inc *	26,100	796
Avient Corp	19,132	662
Axalta Coating Systems Ltd *	47,300	1,270
Balchem Corp	6,988	984
Berry Global Group Inc	26,941	1,579
Cabot Corp	11,732	864
Carpenter Technology Corp	9,401	386
Century Aluminum Co *	12,297	111
Chase Corp	1,500	143
Chemours Co/The	31,700	984
Clearwater Paper Corp *	3,751	146
Cleveland-Cliffs Inc *	110,260	1,707
Coeur Mining Inc *	58,261	204
Commercial Metals Co	25,741	1,267
Compass Minerals International Inc	7,840	348
Constellium, Cl A *	28,600	356
Crown Holdings Inc	24,451	2,010
Cryptyde *	2,230	1
Danimer Scientific *(A)	15,100	40
Diversey Holdings Ltd *	19,500	100
Eagle Materials Inc	7,983	1,088
Ecovyst Inc *	12,200	113
Element Solutions Inc	49,400	966
FutureFuel Corp	3,876	34
Ginkgo Bioworks Holdings Inc *(A)	191,900	382
Glatfelter	10,271	36
Graphic Packaging Holding Co	65,817	1,512
Greif Inc, Cl A	5,919	416
Greif Inc, Cl B	1,300	98
Hawkins Inc	4,346	181
Haynes International Inc	2,823	141
HB Fuller Co	10,733	862
Hecla Mining Co	121,968	665
Huntsman Corp	40,924	1,137
Ingevity Corp *	7,900	618
Innospec Inc	5,513	611
Intrepid Potash Inc *	1,860	67
Kaiser Aluminum Corp	3,754	339
Koppers Holdings Inc	4,473	133
Kronos Worldwide Inc	5,084	47
Livent Corp *	34,400	963
Louisiana-Pacific Corp	15,542	992
LSB Industries Inc *	8,400	130

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Materion Corp	4,574	$368
Mativ Holdings Inc	10,288	214
Minerals Technologies Inc	6,224	375
MP Materials Corp *	18,100	602
Myers Industries Inc	8,418	196
NewMarket Corp	1,197	378
Novagold Resources Inc *	55,300	319
O-I Glass Inc, Cl I *	30,700	504
Olin Corp	28,716	1,636
Olympic Steel Inc	1,927	68
Origin Materials *(A)	27,300	152
Orion Engineered Carbons SA	14,400	270
Pactiv Evergreen Inc	8,700	101
Perimeter Solutions *	28,900	313
Piedmont Lithium *(A)	3,100	179
PolyMet Mining *	6,200	19
PureCycle Technologies *(A)	26,000	180
Quaker Chemical Corp	3,034	597
Ramaco Resources Inc	5,500	63
Ranpak Holdings Corp, Cl A *	8,300	45
Rayonier Advanced Materials Inc *	13,917	108
Reliance Steel & Aluminum Co	12,638	2,670
Resolute Forest Products Inc *	8,800	186
Royal Gold Inc	13,602	1,528
RPM International Inc	26,888	2,786
Ryerson Holding Corp	4,900	145
Schnitzer Steel Industries Inc, Cl A	5,956	204
Scotts Miracle-Gro Co/The, Cl A (A)	7,859	440
Sensient Technologies Corp	8,435	630
Silgan Holdings Inc	17,660	934
Sonoco Products Co	20,221	1,241
Southern Copper Corp	18,229	1,112
SSR Mining Inc (A)	42,600	646
Steel Dynamics Inc	37,337	3,880
Stepan Co	4,825	538
Summit Materials Inc, Cl A *	23,806	721
SunCoke Energy Inc	18,646	158
Sylvamo Corp	7,000	379
TimkenSteel Corp *	10,104	189
Tredegar Corp	5,341	55
TriMas Corp	9,876	270
Trinseo PLC	8,900	219
Tronox Holdings PLC	25,800	365
United States Lime & Minerals Inc	400	56
United States Steel Corp	48,300	1,270
Valhi	500	11
Valvoline Inc	36,436	1,202
Warrior Met Coal Inc	11,800	434
Westlake Corp	7,010	755
Worthington Industries Inc	7,402	420

		62,202

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 6.4%
Acadia Realty Trust ‡	20,139	$310
Agree Realty Corp ‡	16,247	1,136
Alexander & Baldwin Inc ‡	16,191	320
Alexander's Inc ‡	488	119
American Assets Trust Inc ‡	11,391	334
American Homes 4 Rent, Cl A ‡	63,700	2,107
Americold Realty Trust Inc ‡	58,700	1,752
Anywhere Real Estate Inc *	26,502	200
Apartment Income ‡	33,000	1,256
Apartment Investment and Management Co, Cl A ‡	34,000	285
Apple Hospitality REIT Inc ‡	43,400	740
Armada Hoffler Properties Inc ‡	13,800	168
Ashford Hospitality Trust Inc *‡	3,050	20
Bluerock Homes Trust *‡	887	22
Braemar Hotels & Resorts Inc ‡	13,600	50
Brandywine Realty Trust ‡	38,639	267
Brixmor Property Group Inc ‡	61,800	1,433
Broadstone Net Lease Inc, Cl A ‡	35,900	609
BRT Apartments Corp ‡	2,400	50
CareTrust Inc ‡	18,353	363
CBL & Associates Properties ‡(A)	6,700	204
Centerspace ‡	3,403	219
Chatham Lodging Trust *‡	10,435	140
City Office Inc ‡	11,000	109
Clipper Realty Inc ‡	3,500	27
Community Healthcare Trust Inc ‡	5,400	190
Compass, Cl A *(A)	63,100	189
Corporate Office Properties Trust ‡	22,430	623
Cousins Properties Inc ‡	30,645	808
CTO Realty Growth Inc ‡(A)	4,254	89
CubeSmart ‡	46,822	1,938
Cushman & Wakefield PLC *	36,100	412
DiamondRock Hospitality Co ‡	47,607	448
DigitalBridge Group	33,998	491
Diversified Healthcare Trust ‡	55,107	55
Douglas Elliman Inc	15,445	64
Douglas Emmett Inc ‡	35,585	616
Easterly Government Properties Inc, Cl A ‡	19,500	309
EastGroup Properties Inc ‡	8,985	1,395
Elme Communities ‡	16,513	326
Empire State Realty Trust Inc, Cl A ‡	33,000	254
EPR Properties ‡	14,851	618
Equity Commonwealth ‡	22,244	603
Equity LifeStyle Properties Inc ‡	38,464	2,555
Essential Properties Realty Trust Inc ‡	30,900	717
eXp World Holdings Inc	13,900	182
Farmland Partners Inc ‡	10,300	137
First Industrial Realty Trust Inc ‡	28,253	1,428
Forestar Group Inc *	3,867	57
Four Corners Property Trust Inc ‡	17,319	470

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Franklin Street Properties Corp ‡	27,996	$82
FRP Holdings Inc *	1,438	88
Gaming and Leisure Properties Inc ‡	52,831	2,779
Getty Realty Corp ‡	9,189	303
Gladstone Commercial Corp ‡	8,919	169
Gladstone Land Corp ‡	7,000	144
Global Medical Inc ‡	15,000	151
Global Net Lease Inc ‡	24,033	325
Healthcare Realty Trust Inc, Cl A ‡	81,805	1,679
Hersha Hospitality Trust, Cl A ‡	9,019	87
Highwoods Properties Inc ‡	21,868	652
Howard Hughes Corp/The *	8,017	598
Hudson Pacific Properties Inc ‡	27,870	322
Independence Realty Trust Inc ‡	48,901	886
Indus Realty Trust ‡	1,403	90
Industrial Logistics Properties Trust ‡	15,409	63
Innovative Industrial Properties Inc, Cl A ‡	5,800	703
InvenTrust Properties ‡	15,900	409
iStar Inc ‡	14,918	120
JBG SMITH Properties ‡	21,900	451
Jones Lang LaSalle Inc *	10,347	1,740
Kennedy-Wilson Holdings Inc	27,029	460
Kilroy Realty Corp ‡	23,943	1,035
Kite Realty Group Trust ‡	46,021	1,049
Lamar Advertising Co, Cl A ‡	18,097	1,812
Life Storage Inc ‡	18,139	1,950
LTC Properties Inc ‡	9,217	362
LXP Industrial Trust, Cl B ‡	58,290	627
Macerich Co/The ‡	48,045	610
Marcus & Millichap Inc	5,100	190
Medical Properties Trust Inc ‡	123,562	1,621
National Health Investors Inc ‡	8,464	476
National Retail Properties Inc ‡	38,343	1,778
National Storage Affiliates Trust ‡	18,000	717
Necessity Retail REIT Inc/The ‡	28,700	192
NETSTREIT Corp ‡	13,400	262
Newmark Group Inc, Cl A	28,705	243
NexPoint Residential Trust Inc ‡	4,900	236
Office Properties Income Trust ‡	10,391	159
Omega Healthcare Investors Inc ‡	49,057	1,485
One Liberty Properties Inc ‡	3,662	87
Opendoor Technologies Inc *	103,100	191
Orion Office Inc ‡	11,900	111
Outfront Media Inc ‡	32,709	598
Paramount Group Inc ‡	42,000	274
Park Hotels & Resorts Inc ‡	49,059	630
Pebblebrook Hotel Trust ‡	29,225	487
Phillips Edison ‡	26,000	838
Physicians Realty Trust ‡	47,500	709
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	297
Plymouth Industrial Inc ‡	7,000	145
Postal Realty Trust Inc, Cl A ‡	2,600	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PotlatchDeltic Corp ‡	17,642	$843
Rayonier Inc ‡	31,153	1,118
RE/MAX Holdings Inc, Cl A	4,200	87
Redfin Corp *(A)	23,300	125
Retail Opportunity Investments Corp ‡	26,759	408
Rexford Industrial Realty Inc ‡	35,900	1,985
RLJ Lodging Trust ‡	30,754	373
RMR Group Inc/The, Cl A	4,170	121
RPT Realty ‡	18,837	211
Ryman Hospitality Properties Inc ‡	11,460	1,049
Sabra Health Care Inc ‡	46,120	595
Safehold Inc ‡	6,142	181
Saul Centers Inc ‡	2,644	114
Service Properties Trust ‡	38,741	304
SITE Centers Corp ‡	44,107	599
SL Green Realty Corp ‡(A)	14,183	595
Spirit Realty Capital Inc ‡	28,013	1,160
St. Joe Co	7,300	281
STAG Industrial Inc ‡	37,056	1,220
STORE Capital Corp ‡	54,900	1,751
Summit Hotel Properties Inc ‡	23,629	202
Sun Communities Inc ‡	25,721	3,778
Sunstone Hotel Investors Inc ‡(A)	41,538	456
Tanger Factory Outlet Centers Inc ‡	23,549	458
Tejon Ranch Co *	4,876	96
Terreno Realty Corp ‡	15,763	924
UMH Properties Inc ‡	9,500	167
Uniti Group Inc ‡	53,860	410
Universal Health Realty Income Trust ‡	3,116	164
Urban Edge Properties ‡	22,700	357
Urstadt Biddle Properties Inc, Cl A ‡	6,156	118
Veris Residential *‡	19,767	317
WeWork, Cl A *(A)	32,800	91
Whitestone, Cl B ‡	12,377	120
WP Carey Inc ‡	41,800	3,294
Xenia Hotels & Resorts Inc ‡	25,700	396
Zillow Group Inc, Cl A *	10,891	407
Zillow Group Inc, Cl C *	34,197	1,299

		84,900
Utilities — 2.4%
ALLETE Inc	11,970	792
Altus Power, Cl A *	9,800	70
American States Water Co	7,374	723
Artesian Resources Corp, Cl A	2,184	119
Avangrid Inc (A)	14,250	609
Avista Corp	15,052	621
Black Hills Corp	13,202	946
Brookfield Infrastructure Corp, Cl A	20,850	977
Brookfield Renewable Corp, Cl A (A)	27,113	884
California Water Service Group	11,841	769
Chesapeake Utilities Corp	3,815	457
Clearway Energy Inc, Cl A	7,800	257

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Extended Market Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Clearway Energy Inc, Cl C	18,300	$649
Essential Utilities Inc	48,537	2,341
Global Water Resources Inc	2,800	36
Hawaiian Electric Industries Inc	23,158	951
IDACORP Inc	10,724	1,185
MGE Energy Inc	8,214	591
Middlesex Water Co	4,001	374
Montauk Renewables *	11,500	139
National Fuel Gas Co	18,788	1,244
New Jersey Resources Corp	19,494	970
Northwest Natural Holding Co	7,076	355
NorthWestern Corp	12,346	721
OGE Energy Corp	41,576	1,682
ONE Gas Inc	10,900	948
Ormat Technologies Inc	11,234	1,016
Otter Tail Corp	8,546	510
PNM Resources Inc	18,117	888
Portland General Electric Co	18,900	930
Pure Cycle Corp *	5,900	63
SJW Group	6,264	468
South Jersey Industries Inc	25,996	902
Southwest Gas Holdings Inc	14,541	995
Spire Inc	10,803	801
Sunnova Energy International Inc *	22,500	514
UGI Corp	43,596	1,685
Unitil Corp	3,558	195
Via Renewables Inc, Cl A	2,000	13
Vistra Corp	88,868	2,162
York Water Co/The	2,952	135

		30,687
Total Common Stock
(Cost $1,032,878) ($ Thousands)		1,309,707

	Number of Rights
RIGHTS — 0.0%
Pulse Biosciences Inc *‡‡	2,347	–
Zogenix Inc CVR *‡‡	13,200	–
Tobira Therapeutics CVR, Expires 12/31/2028 *(B)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 3.5%
SEI Liquidity Fund, LP
3.810% **†(C)	45,557,180	$45,562

Total Affiliated Partnership
(Cost $45,556) ($ Thousands)		45,562

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	10,647,135	10,647

Total Cash Equivalent
(Cost $10,647) ($ Thousands)		10,647

Total Investments in Securities — 103.5%
(Cost $1,089,081) ($ Thousands)		$1,365,916

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the open futures contracts held by the Fund at November 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Russell 2000 Index E-MINI	65	Dec-2022	$5,930	$6,134	$204
S&P Mid Cap 400 Index E-MINI	22	Dec-2022	5,330	5,676	346
			$11,260	$11,810	$550

Percentages are based on Net Assets of $1,320,284 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $46,132 ($ Thousands).

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $45,562 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,309,707	–	–		1,309,707
Rights	–	–	–	^	–
Affiliated Partnership	–	45,562	–		45,562
Cash Equivalent	10,647	–	–		10,647
Total Investments in Securities	1,320,354	45,562	–	^	1,365,916

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	550	–	–	550
Total Other Financial Instruments	550	–	–	550

^ Securities market value less than $500.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Investments Co	$1,433	$164	$(247)	$(19)	$78	$1,409	$10	$ —
SEI Liquidity Fund, LP	45,524	135,812	(135,773)	—	(1)	45,562	817	—
SEI Daily Income Trust, Government Fund, Cl F	11,449	71,435	(72,237)	—	—	10,647	94	—
Totals	$58,406	$207,411	$(208,257)	$(19)	$77	$57,618	$921	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 100.5%

Communication Services — 1.4%
Altice USA Inc, Cl A *	19,500	$89
AMC Networks Inc, Cl A *	9,100	182
Anterix Inc *	750	26
ATN International Inc	830	40
Audacy Inc, Cl A *	225,180	65
Bandwidth Inc, Cl A *	2,820	65
Cogent Communications Holdings Inc	2,450	142
EchoStar Corp, Cl A *	2,490	43
Gray Television Inc	9,424	110
IDT Corp, Cl B *	5,480	153
Iridium Communications Inc *	9,993	531
John Wiley & Sons Inc, Cl A	2,050	97
Liberty Latin America Ltd, Cl A *	13,687	106
Nexstar Media Group Inc, Cl A	3,600	682
Ooma Inc *	1,500	24
Playstudios Inc *	6,600	28
PubMatic Inc, Cl A *	8,950	140
Thryv Holdings Inc *	5,220	100
United States Cellular Corp *	1,100	23
Vimeo Inc *	11,420	49
World Wrestling Entertainment Inc, Cl A	3,207	256

		2,951
Consumer Discretionary — 11.3%
2U Inc *	5,390	43
Aaron's Co Inc/The	46,748	570
Academy Sports & Outdoors Inc	13,182	665
ADT Inc	26,001	243
American Axle & Manufacturing Holdings Inc *	29,100	303
American Eagle Outfitters Inc *	11,923	189
Arko Corp	5,800	55
AutoNation Inc *	1,690	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beazer Homes USA Inc *	20,981	$286
Big Lots Inc (A)	7,300	142
Biglari Holdings Inc, Cl B *	818	118
BJ's Restaurants Inc *	8,040	258
Bloomin' Brands Inc	12,600	284
Bluegreen Vacations Holding Corp, Cl A	12,583	271
Boot Barn Holdings Inc *	5,635	380
Bowlero Corp *(A)	10,259	143
Buckle Inc/The	2,312	102
Build-A-Bear Workshop Inc, Cl A *	4,180	99
Caleres Inc	7,080	171
Century Casinos Inc *	17,480	131
Chico's FAS Inc *	36,480	214
Chuy's Holdings Inc *	8,653	274
Crocs Inc *	5,980	604
Deckers Outdoor Corp *	523	209
Destination XL Group Inc *	68,008	453
Dick's Sporting Goods Inc	1,316	157
Dillard's Inc, Cl A (A)	767	276
Dorman Products Inc *	1,350	121
Ethan Allen Interiors Inc	18,140	516
Express Inc *(A)	47,430	67
First Watch Restaurant Group Inc *	24,795	389
Fox Factory Holding Corp *	8,240	874
Genesco Inc *	5,000	261
Gentex Corp	3,000	87
Gentherm Inc *	3,960	284
G-III Apparel Group Ltd *	12,200	264
Goodyear Tire & Rubber Co/The *	16,500	185
Graham Holdings Co, Cl B	200	129
Grand Canyon Education Inc *	250	28
Group 1 Automotive Inc	2,750	532
H&R Block Inc	8,200	358
Haverty Furniture Cos Inc	27,829	877
Hibbett Inc	8,735	582
Kura Sushi USA Inc, Cl A *	2,071	136
Latham Group Inc *	11,697	40
La-Z-Boy Inc, Cl Z	9,000	245
Legacy Housing Corp *	14,730	258
Lifetime Brands Inc	7,407	62
Lovesac Co/The *	14,019	365
M/I Homes Inc *	4,100	185
Marine Products Corp	5,368	63
MarineMax Inc *	3,900	129
MasterCraft Boat Holdings Inc *	12,000	309
MDC Holdings Inc	6,500	211
Meritage Homes Corp *	3,200	277
Modine Manufacturing Co *	47,178	999
Monarch Casino & Resort Inc *	2,413	205
Motorcar Parts of America Inc *	3,780	43
Movado Group Inc	13,417	432
Murphy USA Inc	1,600	473

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEOGAMES SA *	14,470	$200
Noodles & Co, Cl A *	12,746	70
Nordstrom Inc	7,800	164
ODP Corp/The *	9,100	438
Ollie's Bargain Outlet Holdings Inc *	6,735	410
OneWater Marine Inc, Cl A *	7,090	232
Penske Automotive Group Inc	1,330	168
Perdoceo Education Corp *	27,059	388
PetMed Express Inc	1,760	35
Porch Group Inc *(A)	72,070	147
PVH Corp	4,100	275
Qurate Retail Inc *	23,700	56
Rent-A-Center Inc/TX, Cl A	6,900	166
Ruth's Hospitality Group Inc	18,110	317
Sally Beauty Holdings Inc *	20,200	238
Service Corp International/US	3,950	282
Shoe Carnival Inc	11,776	311
Signet Jewelers Ltd (A)	4,900	318
Sonic Automotive Inc, Cl A	5,600	298
Standard Motor Products Inc	2,250	86
Sturm Ruger & Co Inc	1,210	66
Target Hospitality Corp *(A)	23,395	338
Texas Roadhouse Inc, Cl A	560	56
Thor Industries Inc	3,300	284
Tri Pointe Homes Inc *	24,200	446
Tupperware Brands Corp *	9,000	42
Urban Outfitters Inc *	6,893	200
Vista Outdoor Inc *	4,330	121
Vivint Smart Home Inc *	56,350	523
Winmark Corp	553	133
Winnebago Industries Inc	5,300	311
WW International Inc *	26,170	108
Wyndham Hotels & Resorts Inc	9,205	675
XPEL Inc *	1,983	136
Xponential Fitness Inc, Cl A *	21,470	475

		25,348
Consumer Staples — 6.3%
Albertsons Cos Inc, Cl A	7,500	157
Beauty Health Co/The *	13,482	145
BJ's Wholesale Club Holdings Inc *	28,610	2,153
Bunge Ltd	3,500	367
Calavo Growers Inc	1,330	46
Cal-Maine Foods Inc	2,650	154
Casey's General Stores Inc	1,230	299
Celsius Holdings Inc *	1,928	215
Central Garden & Pet Co, Cl A *	1,810	71
Coca-Cola Consolidated Inc	298	147
elf Beauty Inc *	4,773	262
Energizer Holdings Inc	11,100	378
Flowers Foods Inc	8,900	267
Fresh Del Monte Produce Inc	2,400	66
Fresh Mkt Inc	194	—

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Grocery Outlet Holding Corp *	1,800	$54
Hostess Brands Inc, Cl A *	7,537	199
Ingles Markets Inc, Cl A	10,250	1,036
Ingredion Inc	7,690	753
Inter Parfums Inc	840	80
J & J Snack Foods Corp	840	138
John B Sanfilippo & Son Inc	1,010	86
Lamb Weston Holdings Inc	1,550	135
Lancaster Colony Corp	1,000	207
MGP Ingredients Inc	3,338	417
Mission Produce Inc *	3,000	48
Natural Grocers by Vitamin Cottage Inc	12,866	130
Nu Skin Enterprises Inc, Cl A	5,600	234
Performance Food Group Co *	3,269	199
Pilgrim's Pride Corp *	2,900	76
Post Holdings Inc *	2,304	216
PriceSmart Inc	1,530	109
Primo Water Corp	8,600	135
Seaboard Corp	18	71
Seneca Foods Corp, Cl A *	850	55
Sovos Brands Inc *	2,860	41
SpartanNash Co	13,500	443
Sprouts Farmers Market Inc *	26,400	906
Tootsie Roll Industries Inc	1,230	55
TreeHouse Foods Inc *	36,515	1,805
United Natural Foods Inc *	19,195	915
Universal Corp/VA	2,200	125
USANA Health Sciences Inc *	880	49
Village Super Market Inc, Cl A	16,844	380
Weis Markets Inc	3,702	323

		14,147
Energy — 6.6%
Alto Ingredients Inc *	56,594	198
Berry Corp	52,190	470
Bristow Group Inc *	16,550	430
Cactus Inc, Cl A	10,490	571
Centrus Energy Corp, Cl A *	9,942	378
ChampionX Corp	9,237	285
Chesapeake Energy Corp	1,360	141
Civitas Resources Inc	8,600	579
Comstock Resources Inc	25,771	473
DHT Holdings Inc	28,265	274
Earthstone Energy Inc, Cl A *(A)	19,021	301
Expro Group Holdings NV *	13,384	232
Helix Energy Solutions Group Inc *	58,171	371
HF Sinclair Corp	2,873	179
International Seaways Inc	7,211	311
Matador Resources Co	22,346	1,483
Murphy Oil Corp	5,247	248
Noble Corp PLC *	4,939	183
Northern Oil and Gas Inc	6,279	229
NOV Inc	9,574	215

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oil States International Inc *	27,410	$185
Par Pacific Holdings Inc *	16,410	384
PBF Energy Inc, Cl A	4,575	182
PDC Energy Inc	10,100	751
Permian Resources Corp, Cl A	20,107	204
ProFrac Holding Corp, Cl A *	31,370	740
REX American Resources Corp *	15,813	467
RPC Inc	23,110	214
Scorpio Tankers Inc	9,199	469
SFL Corp Ltd	52,910	518
Solaris Oilfield Infrastructure Inc, Cl A	34,361	377
Southwestern Energy Co *	21,400	148
Talos Energy Inc *	12,020	236
Teekay Corp *	6,840	30
Teekay Tankers Ltd, Cl A *	20,638	696
TETRA Technologies Inc *	14,690	56
Tidewater Inc *	6,595	200
VAALCO Energy Inc	103,010	534
W&T Offshore Inc *	71,740	493
World Fuel Services Corp	18,000	512

		14,947
Financials — 20.4%
1st Source Corp	4,128	236
AFC Gamma Inc ‡(A)	4,870	85
Alerus Financial Corp	1,100	26
Amalgamated Financial Corp	8,946	239
American Equity Investment Life Holding Co	6,100	247
American Financial Group Inc/OH	1,830	260
AMERISAFE Inc	1,750	104
Apollo Commercial Real Estate Finance Inc ‡	18,100	224
Arbor Realty Trust Inc ‡	15,600	232
Arrow Financial Corp	3,131	110
AssetMark Financial Holdings Inc *	9,464	235
Associated Banc-Corp	30,700	755
Assurant Inc	540	69
Atlanticus Holdings Corp *	7,809	225
Axis Capital Holdings Ltd	3,750	216
Bank First Corp	400	38
Bank of Marin Bancorp	5,050	181
Bank of NT Butterfield & Son Ltd/The	3,060	107
Banner Corp	1,850	131
Bridgewater Bancshares Inc *	4,887	94
Brighthouse Financial Inc *	3,600	201
Brown & Brown Inc	4,500	268
Business First Bancshares Inc	1,200	28
Byline Bancorp Inc	5,000	114
Cambridge Bancorp	1,120	100
Camden National Corp	8,200	359
Capital Bancorp Inc	5,951	148
Capital City Bank Group Inc	1,200	42
Capstar Financial Holdings Inc	1,400	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter Bankshares Inc *	8,111	$150
Cathay General Bancorp	8,600	400
Cboe Global Markets Inc	2,240	284
Central Pacific Financial Corp	9,630	204
Citizens Financial Group Inc	9,147	388
City Holding Co	770	79
Civista Bancshares Inc	16,440	376
CNB Financial Corp/PA	15,460	395
CNO Financial Group Inc	40,000	939
Coastal Financial Corp/WA *	4,960	248
Columbia Financial Inc *	4,400	97
Community Trust Bancorp Inc	13,670	655
Crawford & Co, Cl A	8,900	56
CrossFirst Bankshares Inc *	9,680	134
Cullen/Frost Bankers Inc	1,300	189
Customers Bancorp Inc *	5,300	171
CVB Financial Corp	6,362	182
Diamond Hill Investment Group Inc	290	52
Dime Community Bancshares Inc	4,668	167
Donegal Group Inc, Cl A	1,550	23
Eagle Bancorp Inc	1,900	90
Employers Holdings Inc	1,850	86
Enova International Inc *	3,450	139
Enstar Group Ltd *	660	144
Enterprise Financial Services Corp	5,689	298
Equity Bancshares Inc, Cl A	6,250	229
Erie Indemnity Co, Cl A	1,030	291
Esquire Financial Holdings Inc	3,885	174
Everest Re Group Ltd	940	318
EZCORP Inc, Cl A *	1,597	16
FactSet Research Systems Inc	670	309
Farmers National Banc Corp	12,360	188
Federated Hermes Inc, Cl B	7,900	300
Financial Institutions Inc	16,088	407
First American Financial Corp	3,100	169
First Bancshares Inc/The	6,257	214
First Busey Corp	12,830	335
First Business Financial Services Inc	9,400	360
First Commonwealth Financial Corp	12,500	184
First Community Bankshares Inc	8,090	299
First Financial Bankshares Inc	14,372	531
First Financial Corp/IN	10,770	518
First Mid Bancshares Inc	1,000	35
First of Long Island Corp/The	6,775	132
Flagstar Bancorp Inc	11,300	424
Flushing Financial Corp	15,600	325
FNB Corp/PA	45,555	642
FS KKR Capital Corp	14,600	290
Fulton Financial Corp	25,500	474
German American Bancorp Inc	1,700	68
Great Southern Bancorp Inc	4,800	301
Guaranty Bancshares Inc/TX	700	25

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hamilton Lane Inc, Cl A	10,255	$758
Hancock Whitney Corp	6,300	346
Hanmi Financial Corp	31,903	863
Hanover Insurance Group Inc/The	1,580	233
HarborOne Bancorp Inc	6,489	95
HBT Financial Inc	8,300	163
Heartland Financial USA Inc	2,400	117
Heritage Commerce Corp	24,506	348
Heritage Financial Corp/WA	2,340	77
Hingham Institution For Savings The	90	26
HomeStreet Inc	8,400	229
HomeTrust Bancshares Inc	5,830	149
Hope Bancorp Inc	26,100	356
Horace Mann Educators Corp	200	8
Houlihan Lokey Inc, Cl A	970	95
Independent Bank Corp/MI	32,780	804
Interactive Brokers Group Inc, Cl A	2,573	207
Invesco Mortgage Capital Inc ‡(A)	7,650	100
Investors Title Co	90	14
Kinsale Capital Group Inc	7,419	2,287
Lakeland Bancorp Inc	27,640	516
Lazard Ltd, Cl A (A)	4,900	179
Macatawa Bank Corp	14,760	164
Mercantile Bank Corp	16,265	566
Merchants Bancorp/IN	10,470	268
Meridian Corp	5,800	196
Metrocity Bankshares Inc	5,576	125
Metropolitan Bank Holding Corp *	6,920	440
Mid Penn Bancorp Inc	7,000	231
MidCap Financial Investment Corp	21,366	265
Midland States Bancorp Inc	13,400	361
MidWestOne Financial Group Inc	1,000	35
MVB Financial Corp	350	8
National Bank Holdings Corp, Cl A	1,900	88
National Western Life Group Inc, Cl A	300	63
NBT Bancorp Inc	6,505	300
New Mountain Finance Corp	15,300	195
Nicolet Bankshares Inc *	3,232	267
Northfield Bancorp Inc	7,423	118
Northrim BanCorp Inc	5,350	298
Oaktree Specialty Lending Corp	39,300	282
OceanFirst Financial Corp	3,700	86
OFG Bancorp	25,540	740
Old National Bancorp/IN	14,400	275
Old Republic International Corp	6,600	162
Old Second Bancorp Inc	3,450	60
Oppenheimer Holdings Inc, Cl A	9,828	409
Origin Bancorp Inc	3,090	126
Orrstown Financial Services Inc	7,770	209
PCB Bancorp	10,100	188
PCSB Financial Corp (A)	7,733	155
Peapack-Gladstone Financial Corp	5,103	210

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PennantPark Investment Corp	55,400	$344
Peoples Bancorp Inc/OH	4,730	142
Peoples Financial Services Corp	2,923	166
PJT Partners Inc	1,950	150
Popular Inc	9,350	683
Preferred Bank/Los Angeles CA	350	26
Primis Financial Corp	14,600	180
ProAssurance Corp	900	18
Prospect Capital Corp	19,800	153
Provident Bancorp Inc	8,581	60
Provident Financial Services Inc	500	11
QCR Holdings Inc	1,650	87
RBB Bancorp	9,420	212
Redwood Trust Inc ‡	28,900	228
Regional Management Corp	19,565	576
Reinsurance Group of America Inc, Cl A	1,372	198
RenaissanceRe Holdings Ltd	2,743	518
Republic Bancorp Inc/KY, Cl A	850	37
Republic First Bancorp Inc *	31,509	80
Rithm Capital Corp ‡	31,400	284
RLI Corp	1,850	241
S&T Bancorp Inc	2,500	94
Safety Insurance Group Inc	970	89
Selective Insurance Group Inc	2,310	222
Sierra Bancorp	900	20
Simmons First National Corp, Cl A	9,914	230
Sixth Street Specialty Lending Inc	10,400	196
SmartFinancial Inc	1,080	32
South Plains Financial Inc	3,588	111
Southern First Bancshares Inc *	550	27
Southern Missouri Bancorp Inc	2,492	129
Southside Bancshares Inc	2,000	73
SouthState Corp	2,293	201
Stellar Bancorp Inc	8,311	281
StepStone Group Inc, Cl A	5,910	177
Stewart Information Services Corp	1,080	48
Stifel Financial Corp	7,480	481
StoneX Group Inc *	2,401	244
Summit Financial Group Inc	2,000	57
Synovus Financial Corp	5,800	244
Tompkins Financial Corp	900	75
Towne Bank/Portsmouth VA	12,900	417
TriCo Bancshares	2,350	128
TrustCo Bank Corp NY	9,320	362
UMB Financial Corp	110	9
United Bankshares Inc/WV	4,772	205
United Community Banks Inc/GA	33,515	1,306
United Fire Group Inc	1,500	46
Universal Insurance Holdings Inc	52,750	580
Univest Financial Corp	10,630	300
Unum Group	4,693	198
Washington Federal Inc	10,000	353

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WesBanco Inc	8,300	$336
Westamerica BanCorp	1,610	99
White Mountains Insurance Group Ltd	128	174
Wintrust Financial Corp	2,530	231

		45,632
Health Care — 16.0%
2seventy bio Inc *	5,750	90
Acadia Healthcare Co Inc *	23,858	2,125
Accolade Inc *	21,890	193
Addus HomeCare Corp *	910	100
Agenus Inc *	188,784	510
Akero Therapeutics Inc *	4,338	202
Alector Inc *	45,640	387
Alkermes PLC *	7,590	188
ALX Oncology Holdings Inc *	31,836	353
AMN Healthcare Services Inc *	9,350	1,157
Amneal Pharmaceuticals Inc *	25,780	66
Amphastar Pharmaceuticals Inc *	3,800	112
Amylyx Pharmaceuticals Inc *(A)	4,823	185
AnaptysBio Inc *	2,300	64
ANI Pharmaceuticals Inc *	1,000	42
Apellis Pharmaceuticals Inc *	4,145	207
Arcellx Inc *	10,598	211
Arcutis Biotherapeutics Inc *	2,300	40
Atea Pharmaceuticals Inc *	38,330	180
Atrion Corp	90	54
Aura Biosciences Inc *	1,630	23
Axonics Inc *	2,489	170
BioLife Solutions Inc *	6,100	129
Bio-Techne Corp	2,416	205
Bluebird Bio Inc *	28,530	222
Brookdale Senior Living Inc, Cl A *	12,569	40
Cara Therapeutics Inc *	12,620	149
Castle Biosciences Inc *	3,980	94
Catalyst Pharmaceuticals Inc *	34,166	573
Charles River Laboratories International Inc *	472	108
Chemed Corp	506	263
Chinook Therapeutics Inc *	11,164	253
Cogent Biosciences Inc *	11,587	146
Collegium Pharmaceutical Inc *	21,430	469
Computer Programs and Systems Inc *	12,431	368
Corcept Therapeutics Inc *	4,400	111
CorVel Corp *	670	103
Cross Country Healthcare Inc *	12,914	462
Cullinan Oncology Inc *	2,510	31
Day One Biopharmaceuticals Inc *	1,930	41
DICE Therapeutics Inc *(A)	4,053	141
Eagle Pharmaceuticals Inc/DE *	1,050	38
Enanta Pharmaceuticals Inc *	1,450	64
Encompass Health Corp	3,960	232
Ensign Group Inc/The	20,525	1,950

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evolent Health Inc, Cl A *	18,350	$528
Exelixis Inc *	20,600	352
Generation Bio Co *	13,921	74
Globus Medical Inc, Cl A *	2,300	170
Haemonetics Corp *	3,704	316
Halozyme Therapeutics Inc *	28,690	1,643
Harmony Biosciences Holdings Inc *	4,890	292
HealthStream Inc *	3,600	91
Henry Schein Inc *	3,330	269
Heron Therapeutics Inc *(A)	26,640	72
ICU Medical Inc *	300	48
Inhibrx Inc *	12,663	380
Innoviva Inc *	30,057	395
Inspire Medical Systems Inc *	4,397	1,062
Invitae Corp *	41,187	122
Ionis Pharmaceuticals Inc *	3,090	126
iRadimed Corp *	2,969	88
Ironwood Pharmaceuticals Inc, Cl A *	68,700	832
iTeos Therapeutics Inc *	18,892	381
IVERIC bio Inc *	7,498	177
Jazz Pharmaceuticals PLC *	1,670	262
Karuna Therapeutics Inc *	1,213	285
Kezar Life Sciences Inc *	1,820	14
Kiniksa Pharmaceuticals Ltd, Cl A *	26,867	452
Kodiak Sciences Inc *	25,410	188
Krystal Biotech Inc *	3,815	297
Lantheus Holdings Inc *	10,990	682
LeMaitre Vascular Inc	1,550	73
Medpace Holdings Inc *	170	36
Meridian Bioscience Inc *	2,900	93
Merit Medical Systems Inc *	1,600	115
Mersana Therapeutics Inc *	11,160	74
Morphic Holding Inc *	2,380	66
National HealthCare Corp	1,250	77
Neurocrine Biosciences Inc *	3,337	424
NextGen Healthcare Inc *	6,000	125
Nurix Therapeutics Inc *	20,750	257
Ocular Therapeutix Inc *	21,662	64
Omnicell Inc *	2,115	109
OptimizeRx Corp *	4,650	98
Option Care Health Inc *	38,630	1,163
Organogenesis Holdings Inc, Cl A *	77,428	212
Organon & Co	24,400	635
Orthofix Medical Inc *	660	12
Pacira BioSciences Inc *	2,390	115
Perrigo Co PLC	5,400	174
Phibro Animal Health Corp, Cl A	3,100	38
Pliant Therapeutics Inc *	6,542	120
PMV Pharmaceuticals Inc *	10,440	104
Praxis Precision Medicines Inc *	28,560	63
Precigen Inc *(A)	97,950	178
Premier Inc, Cl A	5,520	184

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prestige Consumer Healthcare Inc *	14,800	$910
Privia Health Group Inc *	2,830	68
PROCEPT BioRobotics Corp *(A)	3,136	135
Prometheus Biosciences Inc *	2,407	99
Protagonist Therapeutics Inc *	17,240	136
Prothena Corp PLC *	3,440	215
Provention Bio Inc *	18,833	170
QIAGEN NV *	2,850	141
RAPT Therapeutics Inc *	20,420	361
Repligen Corp *	896	160
Revance Therapeutics Inc *	6,174	134
Rhythm Pharmaceuticals Inc *(A)	6,500	174
Rigel Pharmaceuticals Inc *	82,335	55
Sana Biotechnology Inc *(A)	30,140	150
Sarepta Therapeutics Inc *	1,641	202
Seer Inc, Cl A *	18,760	121
Select Medical Holdings Corp	21,700	533
Seres Therapeutics Inc *	14,802	96
Shockwave Medical Inc *	4,285	1,087
SIGA Technologies Inc *(A)	40,040	368
Simulations Plus Inc	1,000	41
Stoke Therapeutics Inc *	5,916	45
Supernus Pharmaceuticals Inc *	2,800	103
Surmodics Inc *	130	5
Sutro Biopharma Inc *	13,208	99
Syndax Pharmaceuticals Inc *	3,100	74
Tactile Systems Technology Inc *	32,450	278
Tenet Healthcare Corp *	3,200	148
TG Therapeutics Inc *	28,710	253
Theravance Biopharma Inc *	4,590	49
TransMedics Group Inc *	3,087	191
Travere Therapeutics Inc *	3,660	74
UFP Technologies Inc *	2,665	320
United Therapeutics Corp *	4,293	1,202
Utah Medical Products Inc	1,310	117
Vanda Pharmaceuticals Inc *	11,140	122
Varex Imaging Corp *	1,500	32
Vaxcyte Inc *	5,219	240
Ventyx Biosciences Inc *	4,739	137
Xencor Inc *	3,280	97

		36,000
Industrials — 16.4%
ACCO Brands Corp	49,600	276
Acuity Brands Inc	1,210	228
Alaska Air Group Inc *	6,400	304
Alta Equipment Group Inc	17,640	212
AMERCO *	2,844	180
American Woodmark Corp *	3,200	173
Apogee Enterprises Inc	7,200	347
Applied Industrial Technologies Inc	4,041	535
ArcBest Corp	7,550	625
Argan Inc	7,232	275

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Array Technologies Inc *	6,874	$144
Atkore Inc *	5,700	696
Barrett Business Services Inc	4,315	424
CACI International Inc, Cl A *	860	269
Casella Waste Systems Inc, Cl A *	2,580	222
CBIZ Inc *	8,237	409
Chart Industries Inc *	3,739	535
Clean Harbors Inc *	4,231	508
Comfort Systems USA Inc	2,272	288
CoreCivic Inc *‡	22,000	292
Costamare Inc	15,713	152
Covenant Logistics Group Inc, Cl A	7,410	285
CRA International Inc	3,102	382
Crane Holdings Co	1,700	180
Curtiss-Wright Corp	1,190	210
Daseke Inc *	36,511	213
Deluxe Corp	7,700	149
Ducommun Inc *	3,206	161
EMCOR Group Inc	5,671	878
Ennis Inc	31,355	728
EnPro Industries Inc	1,703	202
Exponent Inc	17,380	1,797
Federal Signal Corp	19,450	945
First Advantage Corp *	5,620	75
Fluor Corp *	6,700	225
Forrester Research Inc *	5,951	209
Forward Air Corp	1,810	203
Franklin Covey Co *	9,379	487
FTI Consulting Inc *	8,455	1,461
Genco Shipping & Trading Ltd	7,068	105
Generac Holdings Inc *	595	63
Global Industrial Co	7,972	196
GMS Inc *	4,400	216
Griffon Corp	6,887	243
Heartland Express Inc	37,360	625
Heidrick & Struggles International Inc	8,827	262
Heritage-Crystal Clean Inc *	15,857	501
Hub Group Inc, Cl A *	2,250	189
Hubbell Inc, Cl B	1,150	292
Hudson Technologies Inc *	60,861	687
Huntington Ingalls Industries Inc	990	230
Huron Consulting Group Inc *	3,567	278
ICF International Inc	1,280	139
Interface Inc, Cl A	26,854	291
Kelly Services Inc, Cl A	18,800	319
Kforce Inc	2,050	121
Kimball International Inc, Cl B	27,675	198
Knight-Swift Transportation Holdings Inc, Cl A	1,300	72
Landstar System Inc	1,540	266
Lincoln Electric Holdings Inc	770	114
Marten Transport Ltd	5,800	124

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MasTec Inc *	1,474	$134
Matson Inc	3,600	230
Matthews International Corp, Cl A	2,200	70
McGrath RentCorp	300	29
MDU Resources Group Inc	6,500	205
Mercury Systems Inc *	18,205	925
Miller Industries Inc/TN	1,000	28
MSA Safety Inc	1,530	216
Mueller Industries Inc	8,820	607
MYR Group Inc *	1,360	130
National Presto Industries Inc	490	34
NOW Inc *	16,478	206
NV5 Global Inc *	5,958	861
PAM Transportation Services Inc *	11,005	309
Park Aerospace Corp	3,433	45
Park-Ohio Holdings Corp	7,900	106
Parsons Corp *	4,148	205
Primoris Services Corp	18,400	393
Quad/Graphics Inc, Cl A *	21,039	78
Quanex Building Products Corp	13,870	330
Radiant Logistics Inc *	56,934	304
RBC Bearings Inc *	832	197
Resources Connection Inc	22,283	430
Rush Enterprises Inc, Cl A	3,200	165
Ryder System Inc	3,500	327
Safe Bulkers Inc	114,970	328
Schneider National Inc, Cl B	4,600	119
Science Applications International Corp	2,480	273
Shoals Technologies Group Inc, Cl A *	7,033	204
Snap-on Inc	70	17
SP Plus Corp *	7,768	271
SPX Technologies Inc *	2,813	188
Standex International Corp	1,020	107
Sterling Infrastructure Inc *	14,256	467
Tennant Co	1,010	64
Tetra Tech Inc	1,740	269
Titan Machinery Inc *	18,444	812
TPI Composites Inc *	11,000	133
Triton International Ltd	13,200	891
TrueBlue Inc *	9,490	205
UFP Industries Inc	2,850	233
UniFirst Corp/MA	610	118
Universal Logistics Holdings Inc	14,450	549
V2X Inc *	5,272	213
Valmont Industries Inc	755	256
Wabash National Corp	7,900	198
Werner Enterprises Inc	12,200	537
WillScot Mobile Mini Holdings Corp, Cl A *	41,182	1,985

		36,416
Information Technology — 12.1%
8x8 Inc *	69,480	297
A10 Networks Inc	32,968	617

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ACI Worldwide Inc *	5,700	$119
Aehr Test Systems *(A)	6,999	182
Agilysys Inc *	4,886	324
Alkami Technology Inc *(A)	23,284	293
Allegro MicroSystems Inc *	6,422	200
Alpha & Omega Semiconductor Ltd *	6,550	230
Amdocs Ltd	3,390	301
American Software Inc/GA, Cl A	3,000	44
Amkor Technology Inc	42,232	1,183
Arrow Electronics Inc *	2,140	233
Aspen Technology Inc *	390	90
Aviat Networks Inc *	6,180	194
AvidXchange Holdings Inc *	7,400	64
Avnet Inc	9,600	434
AXT Inc *	57,493	305
Badger Meter Inc	2,135	247
Bel Fuse Inc, Cl B	10,088	347
Belden Inc	2,653	213
Blackbaud Inc *	2,050	122
Box Inc, Cl A *	200	6
Calix Inc *	3,989	284
Cambium Networks Corp *	3,220	69
Cass Information Systems Inc	6,360	277
Cirrus Logic Inc *	5,880	439
Clearfield Inc *	8,503	1,119
CommVault Systems Inc *	2,500	165
CSG Systems International Inc	5,800	359
CTS Corp	2,100	89
Diebold Nixdorf Inc *	44,670	96
Digi International Inc *	8,932	379
Diodes Inc *	3,870	357
Dolby Laboratories Inc, Cl A	260	19
eGain Corp *	27,761	244
Endava PLC ADR *	3,270	251
ePlus Inc *	1,770	88
ExlService Holdings Inc *	2,955	553
Extreme Networks Inc *	13,498	283
F5 Inc *	1,180	182
Fabrinet *	1,526	203
Fair Isaac Corp *	600	372
Gen Digital Inc	2,000	46
Genpact Ltd	5,550	256
Grid Dynamics Holdings Inc *	17,890	228
Hackett Group Inc/The	23,885	552
Harmonic Inc *	14,582	224
I3 Verticals Inc, Cl A *	3,446	91
Impinj Inc *	1,907	243
Information Services Group Inc	29,800	160
Insight Enterprises Inc *	1,640	170
International Money Express Inc *	12,474	271
Jack Henry & Associates Inc	1,670	316
Kimball Electronics Inc *	12,100	279

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kulicke & Soffa Industries Inc	4,100	$196
Lattice Semiconductor Corp *	2,860	208
Littelfuse Inc	560	138
Manhattan Associates Inc *	1,870	236
Maximus Inc	2,600	183
MeridianLink Inc *	2,000	29
Methode Electronics Inc	6,100	279
Mitek Systems Inc *	5,894	60
Model N Inc *	5,470	213
Napco Security Technologies Inc *	5,348	141
NetScout Systems Inc *	3,900	145
Nova Ltd *	5,285	452
Novanta Inc *	4,923	777
OSI Systems Inc *	1,140	101
PC Connection Inc *	10,505	584
Photronics Inc *	10,754	202
Plexus Corp *	2,016	222
Power Integrations Inc	2,290	184
Progress Software Corp	3,350	179
PTC Inc *	1,160	148
Qualys Inc *	1,580	195
Rambus Inc *	7,163	275
Sanmina Corp *	14,186	938
Sapiens International Corp NV	2,500	49
ScanSource Inc *	11,210	335
SMART Global Holdings Inc *	13,000	220
Sprout Social Inc, Cl A *	11,835	702
SPS Commerce Inc *	13,510	1,922
Super Micro Computer Inc *	2,989	270
TTM Technologies Inc *	17,600	283
Ultra Clean Holdings Inc *	3,300	118
Veeco Instruments Inc *	2,277	45
Verint Systems Inc *	10,325	406
Viant Technology Inc, Cl A *	12,101	46
Viavi Solutions Inc *	41,015	465
Vishay Intertechnology Inc	23,300	537
Vishay Precision Group Inc *	23,645	959

		27,151
Materials — 4.3%
AdvanSix Inc	13,000	535
American Vanguard Corp	2,170	50
Ashland Inc	120	13
Aspen Aerogels Inc *	20,040	242
Avery Dennison Corp	1,580	305
Balchem Corp	1,670	235
Chase Corp	3,361	319
Clearwater Paper Corp *	11,400	445
Commercial Metals Co	19,700	970
Greif Inc, Cl A	11,200	787
Hawkins Inc	2,500	104
Haynes International Inc	8,863	443
Koppers Holdings Inc	10,300	307

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NewMarket Corp	400	$126
Novagold Resources Inc *	20,600	119
O-I Glass Inc, Cl I *	19,200	315
Olympic Steel Inc	7,207	253
Packaging Corp of America	2,090	284
Rayonier Advanced Materials Inc *	33,441	259
Reliance Steel & Aluminum Co	1,310	277
Royal Gold Inc	2,350	264
Ryerson Holding Corp	14,530	429
Schnitzer Steel Industries Inc, Cl A	6,100	209
Sensient Technologies Corp	830	62
Silgan Holdings Inc	13,421	710
Sonoco Products Co	3,700	227
SSR Mining Inc	11,920	181
Stepan Co	1,000	112
SunCoke Energy Inc	59,960	507
Tredegar Corp	24,170	250
Trinseo PLC	6,900	170
Tronox Holdings PLC	11,600	164

		9,673
Real Estate — 3.6%
Alexander & Baldwin Inc ‡	4,920	97
Alexander's Inc ‡	180	44
American Assets Trust Inc ‡	12,160	356
American Homes 4 Rent, Cl A ‡	5,200	172
Anywhere Real Estate Inc *	16,700	126
Apple Hospitality REIT Inc ‡	56,575	965
Armada Hoffler Properties Inc ‡	5,000	61
Ashford Hospitality Trust Inc *‡	10,485	68
Camden Property Trust ‡	2,100	253
Centerspace ‡	1,120	72
Community Healthcare Trust Inc ‡	1,900	67
CubeSmart ‡	4,400	182
Douglas Elliman Inc	47,536	196
EastGroup Properties Inc ‡	1,330	206
Elme Communities ‡	1,000	20
EPR Properties ‡	6,800	283
Equity Commonwealth *‡	6,140	166
Equity LifeStyle Properties Inc ‡	3,290	219
First Industrial Realty Trust Inc ‡	3,850	195
Franklin Street Properties Corp ‡	27,400	80
FRP Holdings Inc *	450	27
Getty Realty Corp ‡	3,800	125
Gladstone Commercial Corp ‡	15,500	294
Global Net Lease Inc ‡	18,300	248
Industrial Logistics Properties Trust ‡	14,200	58
Kite Realty Group Trust ‡	7,000	160
Life Storage Inc ‡	2,190	235
LTC Properties Inc ‡	1,440	57
Marcus & Millichap Inc	1,800	67
National Retail Properties Inc ‡	500	23
Necessity Retail REIT Inc/The ‡	29,100	194

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Office Properties Income Trust ‡	13,400	$205
One Liberty Properties Inc ‡	1,300	31
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	237
Plymouth Industrial REIT Inc ‡	8,300	172
PotlatchDeltic Corp ‡	850	41
Regency Centers Corp ‡	650	43
RLJ Lodging Trust ‡	14,900	181
RMR Group Inc/The, Cl A	7,380	213
Sabra Health Care REIT Inc ‡	34,700	448
Saul Centers Inc ‡	950	41
Service Properties Trust ‡	21,900	172
Tanger Factory Outlet Centers Inc ‡	22,800	443
Terreno Realty Corp ‡	1,950	114
Uniti Group Inc ‡	34,365	262
Universal Health Realty Income Trust ‡	1,000	53
Urstadt Biddle Properties Inc, Cl A ‡	2,550	49

		8,021
Utilities — 2.1%
ALLETE Inc	2,750	182
American States Water Co	2,080	204
Artesian Resources Corp, Cl A	1,000	55
Avista Corp	4,100	169
Black Hills Corp	3,350	240
Brookfield Infrastructure Corp, Cl A	3,750	176
California Water Service Group	3,050	198
Chesapeake Utilities Corp	1,260	151
Hawaiian Electric Industries Inc	5,250	216
IDACORP Inc	2,190	242
MGE Energy Inc	2,190	158
Middlesex Water Co	1,340	125
National Fuel Gas Co	8,800	583
New Jersey Resources Corp	4,450	221
NiSource Inc	3,300	92
Northwest Natural Holding Co	2,330	117
NorthWestern Corp	3,150	184
ONE Gas Inc	2,630	229
Ormat Technologies Inc	1,940	175
Otter Tail Corp	2,350	140
Portland General Electric Co	4,700	231
SJW Group	450	34
Spire Inc	1,390	103
UGI Corp	2,000	77
Unitil Corp	4,384	240
Via Renewables Inc, Cl A (A)	9,473	61
York Water Co/The	1,600	73

		4,676
Total Common Stock
(Cost $193,974) ($ Thousands)		224,962

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, LP
3.810% **†(B)	2,875,675	$2,876

Total Affiliated Partnership
(Cost $2,875) ($ Thousands)		2,876

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	5,086,214	5,086

Total Cash Equivalent
(Cost $5,086) ($ Thousands)		5,086

Total Investments in Securities — 104.1%
(Cost $201,935) ($ Thousands)		$232,924

Percentages are based on Net Assets of $223,833 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $2,853 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $2,876 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	224,962	–	–	224,962
Affiliated Partnership	–	2,876	–	2,876
Cash Equivalent	5,086	–	–	5,086
Total Investments in Securities	230,048	2,876	–	232,924

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$1,727	$20,382	$(19,233)	$ —	$ —	$2,876	$22	$ —
SEI Daily Income Trust, Government Fund, Cl F	6,645	33,468	(35,027)	—	—	5,086	49	—
Totals	$8,372	$53,850	$(54,260)	$—	$—	$7,962	$71	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap II Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Communication Services — 3.0%
Audacy Inc, Cl A *	191,680	$55
Bandwidth Inc, Cl A *	3,160	72
Cable One Inc	978	709
Cinemark Holdings Inc *	120,113	1,635
Cogent Communications Holdings Inc	10,575	614
IDT Corp, Cl B *	6,440	180
Iridium Communications Inc *	8,390	446
Liberty Latin America Ltd, Cl A *	16,087	125
Lions Gate Entertainment Corp, Cl A *	231,983	1,772
Nexstar Media Group Inc, Cl A	3,995	757
PubMatic Inc, Cl A *	10,160	159
Reservoir Media Inc *(A)	30,720	194
Shutterstock Inc	12,229	658
TEGNA Inc	8,593	170
Thryv Holdings Inc *	6,040	116
Vimeo Inc *	12,690	54
World Wrestling Entertainment Inc, Cl A	4,381	350
Ziff Davis Inc *	4,714	435
ZipRecruiter Inc, Cl A *	21,632	358

		8,859
Consumer Discretionary — 13.0%
2U Inc *	6,560	53
Aaron's Co Inc/The	44,175	539
Academy Sports & Outdoors Inc	7,110	359
ADT Inc (A)	35,790	334
Advance Auto Parts Inc	3,567	539
American Eagle Outfitters Inc *	185,405	2,933
Beazer Homes USA Inc *	21,259	290
Biglari Holdings Inc, Cl B *	912	131
BJ's Restaurants Inc *	9,110	292

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bloomin' Brands Inc	84,105	$1,894
Bluegreen Vacations Holding Corp, Cl A	14,041	303
Bowlero Corp *(A)	14,131	197
Brinker International Inc *	71,661	2,397
Brunswick Corp/DE	9,722	721
Buckle Inc/The	2,689	118
Build-A-Bear Workshop Inc, Cl A *	4,490	107
Caleres Inc	7,960	192
Canada Goose Holdings Inc *(A)	8,481	159
Carter's Inc	12,310	899
Century Casinos Inc *	15,710	117
Chico's FAS Inc *	41,910	246
Churchill Downs Inc	3,977	883
Chuy's Holdings Inc *	9,590	304
Clarus Corp	12,661	105
Crocs Inc *	3,967	401
Deckers Outdoor Corp *	721	288
Destination XL Group Inc *	76,398	509
Dick's Sporting Goods Inc	1,812	217
Dillard's Inc, Cl A (A)	740	266
Domino's Pizza Inc	1,578	613
Dorman Products Inc *	5,671	508
Ethan Allen Interiors Inc	20,160	574
Express Inc *(A)	54,200	77
First Watch Restaurant Group Inc *	27,528	432
Frontdoor Inc *	22,135	517
Goodyear Tire & Rubber Co/The *	35,415	397
Grand Canyon Education Inc *	2,303	260
Hanesbrands Inc	17,643	119
Haverty Furniture Cos Inc	15,979	504
Hibbett Inc	2,843	190
Kura Sushi USA Inc, Cl A *	2,853	187
Latham Group Inc *	12,679	44
Legacy Housing Corp *	16,446	288
Lifetime Brands Inc	8,813	74
Lovesac Co/The *	15,911	414
Marine Products Corp	6,476	75
MarineMax Inc *	2,930	97
MasterCraft Boat Holdings Inc *	14,120	363
Modine Manufacturing Co *	135,711	2,873
Monarch Casino & Resort Inc *	2,640	224
Monro Inc	12,658	576
Motorcar Parts of America Inc *	4,500	51
Movado Group Inc	15,106	486
Murphy USA Inc	4,481	1,326
NEOGAMES SA *	31,968	441
Noodles & Co, Cl A *	14,580	80
OneWater Marine Inc, Cl A *	8,279	271
Oxford Industries Inc	3,413	385
PlayAGS Inc *	37,830	201
Pool Corp	1,892	623
Porch Group Inc *	81,250	166

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ruth's Hospitality Group Inc	21,050	$369
Sally Beauty Holdings Inc *	19,717	232
Shoe Carnival Inc	11,008	291
Skechers USA Inc, Cl A *	9,765	412
Steven Madden Ltd	17,295	597
Stoneridge Inc *	16,139	382
Target Hospitality Corp *(A)	29,967	433
Topgolf Callaway Brands *	30,586	641
Travel + Leisure Co	16,698	649
Urban Outfitters Inc *	79,349	2,296
Vista Outdoor Inc *	5,180	145
Vivint Smart Home Inc *	63,355	588
Wingstop Inc	5,903	977
Winmark Corp	292	70
WW International Inc *	30,140	124
XPEL Inc *	2,732	187
Xponential Fitness Inc, Cl A *	24,510	543
YETI Holdings Inc *	6,898	310

		38,475
Consumer Staples — 3.8%
Beauty Health Co/The *	19,128	206
Casey's General Stores Inc	3,378	821
Celsius Holdings Inc *	2,656	296
elf Beauty Inc *	6,575	361
Hain Celestial Group Inc/The *	22,968	430
Hostess Brands Inc, Cl A *	37,363	986
Ingles Markets Inc, Cl A	3,139	317
Ingredion Inc	9,020	884
Inter Parfums Inc	7,891	752
Lancaster Colony Corp	1,981	410
MGP Ingredients Inc	9,793	1,225
Natural Grocers by Vitamin Cottage Inc	15,185	153
Performance Food Group Co *	17,894	1,091
Pilgrim's Pride Corp *	43,533	1,139
Post Holdings Inc *	2,057	193
TreeHouse Foods Inc *	21,910	1,083
Turning Point Brands Inc	14,119	311
Village Super Market Inc, Cl A	8,792	198
Weis Markets Inc	3,008	262

		11,118
Energy — 8.4%
Alto Ingredients Inc *	66,540	232
Berry Corp	58,543	527
Bristow Group Inc *	18,969	493
Cactus Inc, Cl A	15,805	860
Centrus Energy Corp, Cl A *	11,168	424
ChampionX Corp	40,329	1,244
Chesapeake Energy Corp	1,872	194
Chord Energy Corp	5,394	823
Civitas Resources Inc	8,129	548
Comstock Resources Inc	10,835	199

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Coterra Energy Inc, Cl A	21,686	$605
Crescent Point Energy (A)	38,721	301
Delek US Holdings Inc	75,023	2,324
DHT Holdings Inc	23,780	225
Diamondback Energy Inc	5,082	752
Earthstone Energy Inc, Cl A *(A)	22,041	349
Expro Group Holdings NV *	15,442	268
Helix Energy Solutions Group Inc *	74,338	474
Helmerich & Payne Inc	11,033	564
HF Sinclair Corp	37,484	2,337
International Seaways Inc	5,525	238
Matador Resources Co	5,176	343
Murphy Oil Corp	7,222	341
NCS Multistage Holdings Inc *	2,022	55
Noble Corp PLC *	6,804	253
Northern Oil and Gas Inc	33,737	1,228
NOV Inc	13,179	296
Oil States International Inc *	16,830	114
Par Pacific Holdings Inc *	20,958	491
PBF Energy Inc, Cl A	6,298	250
PDC Energy Inc	15,305	1,137
Permian Resources Corp, Cl A	27,679	281
REX American Resources Corp *	16,368	483
RPC Inc	29,570	274
Scorpio Tankers Inc	11,482	586
Select Energy Services Inc, Cl A	39,373	322
SFL Corp Ltd	27,025	265
Solaris Oilfield Infrastructure Inc, Cl A	39,352	432
Southwestern Energy Co *	214,949	1,487
Talos Energy Inc *	13,710	269
Teekay Tankers Ltd, Cl A *	22,421	756
TETRA Technologies Inc *	18,000	69
Tidewater Inc *	9,078	276
VAALCO Energy Inc	59,370	308
W&T Offshore Inc *	26,020	179

		24,476
Financials — 17.5%
1st Source Corp	3,810	218
AFC Gamma Inc ‡(A)	5,790	101
Amalgamated Financial Corp	9,140	244
American Equity Investment Life Holding Co	60,841	2,465
Argo Group International Holdings Ltd	25,178	684
Arrow Financial Corp	2,602	91
AssetMark Financial Holdings Inc *	10,435	259
Atlanticus Holdings Corp *	9,793	282
Bank of Marin Bancorp	4,540	163
Bank OZK	19,508	900
BankUnited Inc	90,201	3,312
Bridgewater Bancshares Inc *	3,702	71
Byline Bancorp Inc	5,850	133
Cambridge Bancorp	730	65
Capital Bancorp Inc	6,280	156

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carter Bankshares Inc *	7,118	$132
Central Pacific Financial Corp	9,070	192
Chimera Investment Corp ‡	97,449	667
Civista Bancshares Inc	8,775	201
CNB Financial Corp/PA	2,728	70
CNO Financial Group Inc	104,900	2,463
Coastal Financial Corp/WA *	5,488	274
Cohen & Steers Inc	8,744	579
Community Trust Bancorp Inc	3,740	179
Crawford & Co, Cl A	10,530	67
CrossFirst Bankshares Inc *	11,480	159
Cullen/Frost Bankers Inc	1,786	259
CVB Financial Corp	8,758	251
Enova International Inc *	4,060	164
Enterprise Financial Services Corp	4,927	258
Equity Bancshares Inc, Cl A	5,270	193
Esquire Financial Holdings Inc	4,618	207
FactSet Research Systems Inc	1,641	757
Farmers National Banc Corp	10,833	165
Financial Institutions Inc	7,411	188
First Bancshares Inc/The	6,808	233
First Commonwealth Financial Corp	91,129	1,341
First Community Bankshares Inc	8,250	305
First Financial Corp/IN	2,760	133
First Interstate BancSystem Inc, Cl A	36,393	1,587
First of Long Island Corp/The	5,701	111
FNB Corp/PA	141,006	1,988
Globe Life Inc	5,556	666
Great Southern Bancorp Inc	3,860	242
Hamilton Lane Inc, Cl A	8,775	648
Hanmi Financial Corp	11,088	300
HarborOne Bancorp Inc	7,600	111
HBT Financial Inc	8,960	176
Heritage Commerce Corp	21,455	305
Home BancShares Inc/AR	34,975	890
HomeTrust Bancshares Inc	5,670	145
Independent Bank Corp	11,706	1,060
Independent Bank Corp/MI	11,975	294
Interactive Brokers Group Inc, Cl A	3,542	284
Kinsale Capital Group Inc	1,321	407
Lakeland Bancorp Inc	14,770	276
Lincoln National Corp	15,247	594
Macatawa Bank Corp	16,403	182
Mercantile Bank Corp	5,831	203
Merchants Bancorp/IN	9,740	249
Metrocity Bankshares Inc	5,099	115
Metropolitan Bank Holding Corp *	7,705	490
MGIC Investment Corp	38,625	530
Morningstar Inc	2,722	667
National Western Life Group Inc, Cl A	410	86
NBT Bancorp Inc	5,585	258
Nicolet Bankshares Inc *	3,307	274

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NMI Holdings Inc, Cl A *	16,981	$366
Northfield Bancorp Inc	6,968	111
OFG Bancorp	22,412	649
Old National Bancorp/IN	154,223	2,947
Old Second Bancorp Inc	3,640	64
Oppenheimer Holdings Inc, Cl A	11,601	483
Origin Bancorp Inc	1,920	79
Orrstown Financial Services Inc	8,705	234
PacWest Bancorp	22,172	579
PCSB Financial Corp (A)	6,750	135
Peapack-Gladstone Financial Corp	4,504	186
Peoples Bancorp Inc/OH	3,200	96
Peoples Financial Services Corp	3,393	193
Pinnacle Financial Partners Inc	13,276	1,114
Popular Inc	8,531	623
Primerica Inc	5,878	876
Prosperity Bancshares Inc	9,564	723
Provident Bancorp Inc	9,442	66
RBB Bancorp	9,620	216
Regional Management Corp	11,884	350
Reinsurance Group of America Inc, Cl A	1,890	273
RenaissanceRe Holdings Ltd	1,506	285
Republic First Bancorp Inc *	32,039	82
South Plains Financial Inc	2,396	74
Southern Missouri Bancorp Inc	2,110	109
SouthState Corp	2,641	232
Stellar Bancorp Inc	8,789	297
StepStone Group Inc, Cl A	6,991	210
StoneX Group Inc *	3,305	335
Summit Financial Group Inc	1,900	54
TrustCo Bank Corp NY	8,598	334
Umpqua Holdings Corp	133,131	2,699
United Bankshares Inc/WV	6,573	282
Universal Insurance Holdings Inc	34,441	378
Univest Financial Corp	32,459	916
Unum Group	6,460	272
Western Alliance Bancorp	17,391	1,192
Wintrust Financial Corp	15,309	1,400
WisdomTree Inc	45,368	253

		51,486
Health Care — 12.9%
2seventy bio Inc *	6,780	106
4D Molecular Therapeutics Inc *	11,984	290
Acadia Healthcare Co Inc *	3,944	351
Accolade Inc *	24,630	217
Agenus Inc *	213,098	575
Akero Therapeutics Inc *	5,972	278
Albireo Pharma Inc *	6,226	137
Alector Inc *	51,360	436
ALX Oncology Holdings Inc *	35,748	397
Amedisys Inc *	6,856	625
AMN Healthcare Services Inc *	13,621	1,685

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amneal Pharmaceuticals Inc *	28,670	$73
Amylyx Pharmaceuticals Inc *(A)	6,639	255
Arcellx Inc *	14,520	290
Arcturus Therapeutics Holdings Inc *	2,065	38
Artivion *	7,961	102
Arvinas Inc *	2,824	116
Atea Pharmaceuticals Inc *	38,640	181
Axogen Inc *	9,136	100
Axonics Inc *	3,429	235
BioLife Solutions Inc *	7,210	153
Bluebird Bio Inc *	31,300	244
Brookdale Senior Living Inc, Cl A *	14,238	45
C4 Therapeutics Inc *	14,904	128
Cara Therapeutics Inc *	13,500	159
Cardiovascular Systems Inc *	13,084	183
CareDx Inc *	10,187	132
Castle Biosciences Inc *	4,730	112
Catalyst Pharmaceuticals Inc *	34,556	580
Certara Inc *	16,381	278
Chemed Corp	1,705	887
Chinook Therapeutics Inc *	10,983	249
Co-Diagnostics Inc *(A)	96,585	291
Cogent Biosciences Inc *	15,960	201
Collegium Pharmaceutical Inc *	38,759	848
Computer Programs and Systems Inc *	4,876	144
Cross Country Healthcare Inc *	15,774	564
DICE Therapeutics Inc *(A)	10,317	359
Encompass Health Corp	30,821	1,802
Ensign Group Inc/The	10,038	954
Envista Holdings Corp *	20,313	693
Erasca Inc *(A)	14,197	107
Generation Bio Co *	16,330	87
Haemonetics Corp *	5,094	435
Halozyme Therapeutics Inc *	7,114	407
Harmony Biosciences Holdings Inc *	4,601	275
HealthEquity Inc *	3,772	239
Heron Therapeutics Inc *(A)	63,530	172
Inhibrx Inc *	19,849	595
Innoviva Inc *	15,381	202
Instil Bio Inc *	6,372	8
Integra LifeSciences Holdings Corp *	39,297	2,159
Invitae Corp *(A)	46,402	138
iRadimed Corp *	3,106	92
iTeos Therapeutics Inc *	20,640	416
IVERIC bio Inc *	10,328	244
Karuna Therapeutics Inc *	1,670	393
Kiniksa Pharmaceuticals Ltd, Cl A *	33,896	570
Kodiak Sciences Inc *	28,570	211
Krystal Biotech Inc *	3,582	278
LeMaitre Vascular Inc	13,521	633
MaxCyte Inc *	29,517	177
Merit Medical Systems Inc *	8,087	582

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mersana Therapeutics Inc *	12,100	$81
Morphic Holding Inc *	2,370	65
Neurocrine Biosciences Inc *	2,546	323
Nevro Corp *	4,085	191
Nurix Therapeutics Inc *	23,410	290
Nuvalent, Cl A *	3,889	128
NuVasive Inc *	11,268	438
Ocular Therapeutix Inc *	22,906	68
Omnicell Inc *	2,724	141
OptimizeRx Corp *	5,287	111
Organogenesis Holdings Inc, Cl A *	87,079	239
Paragon 28 Inc *(A)	5,214	107
Pediatrix Medical Group Inc *	12,895	206
Perrigo Co PLC	14,864	479
Pliant Therapeutics Inc *	9,011	166
PMV Pharmaceuticals Inc *	22,028	220
Praxis Precision Medicines Inc *	32,610	72
Precigen Inc *(A)	109,750	200
Prestige Consumer Healthcare Inc *	25,943	1,594
Privia Health Group Inc *	3,300	79
PROCEPT BioRobotics Corp *(A)	4,316	185
Prometheus Biosciences Inc *	3,314	136
Protagonist Therapeutics Inc *	19,000	150
Prothena Corp PLC *	4,735	296
Provention Bio Inc *	25,940	234
Quest Diagnostics Inc	4,956	753
QuidelOrtho Corp *	7,340	643
RAPT Therapeutics Inc *	22,940	406
Relay Therapeutics Inc *	5,949	111
Revance Therapeutics Inc *	8,504	185
Rhythm Pharmaceuticals Inc *(A)	8,953	240
Rigel Pharmaceuticals Inc *	91,538	61
Sana Biotechnology Inc *(A)	35,378	177
Sarepta Therapeutics Inc *	1,640	201
Seer Inc, Cl A *	20,930	135
Seres Therapeutics Inc *	15,590	101
Shockwave Medical Inc *	1,253	318
SIGA Technologies Inc *(A)	44,890	412
Sight Sciences Inc *(A)	18,580	208
Silk Road Medical Inc *	2,010	107
Sonendo Inc *(A)	27,680	66
SpringWorks Therapeutics Inc *	5,357	130
STERIS PLC	4,072	756
Stoke Therapeutics Inc *	6,727	51
Sutro Biopharma Inc *	15,619	117
Tactile Systems Technology Inc *	36,480	312
TG Therapeutics Inc *	30,470	269
TransMedics Group Inc *	5,950	368
UFP Technologies Inc *	2,569	308
US Physical Therapy Inc	4,609	398
Utah Medical Products Inc	1,122	100
Vanda Pharmaceuticals Inc *	8,260	90

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vaxcyte Inc *(A)	7,184	$331
Ventyx Biosciences Inc *	6,522	189
Veracyte Inc *	6,864	190

		37,845
Industrials — 18.7%
ABM Industries Inc	61,476	2,900
ACCO Brands Corp	325,522	1,813
ACV Auctions Inc, Cl A *	45,991	407
Air Lease Corp, Cl A	16,635	642
Alight Inc, Cl A *	69,553	600
Allison Transmission Holdings Inc, Cl A	19,097	856
Alta Equipment Group Inc	20,851	251
Altra Industrial Motion Corp	26,264	1,540
Applied Industrial Technologies Inc	2,924	387
Argan Inc	7,769	295
Array Technologies Inc *	9,469	198
AZEK Co Inc/The, Cl A *	24,806	480
Barrett Business Services Inc	4,253	418
Booz Allen Hamilton Holding Corp, Cl A	6,597	702
BWX Technologies Inc	26,308	1,602
Byrna Technologies Inc *(A)	26,799	232
CACI International Inc, Cl A *	3,269	1,021
Carlisle Cos Inc	2,298	605
CBIZ Inc *	5,768	286
Cimpress PLC *	5,112	151
CIRCOR International Inc *	18,198	501
Clean Harbors Inc *	12,333	1,480
Comfort Systems USA Inc	3,128	396
Costamare Inc	18,535	178
Covenant Logistics Group Inc, Cl A	7,460	286
CRA International Inc	2,658	328
Curtiss-Wright Corp	1,638	289
Daseke Inc *	40,780	238
Ducommun Inc *	3,678	185
EMCOR Group Inc	8,745	1,355
Enerpac Tool Group Corp, Cl A	16,632	416
Ennis Inc	18,712	434
EnPro Industries Inc	10,134	1,204
Federal Signal Corp	6,339	308
First Advantage Corp *	6,470	86
Fluor Corp *	9,229	310
Forrester Research Inc *	9,021	317
Forward Air Corp	3,502	394
Franklin Covey Co *	10,582	550
Gates Industrial Corp PLC *	40,460	470
Genco Shipping & Trading Ltd	4,742	70
GFL Environmental Inc	23,801	689
Global Industrial Co	8,008	197
Griffon Corp	9,411	332
Harsco Corp *	26,010	195
Heartland Express Inc	46,935	786
Heidrick & Struggles International Inc	7,773	231

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heritage-Crystal Clean Inc *	34,713	$1,097
Hexcel Corp	10,851	650
Hillenbrand Inc	12,487	624
Hudson Technologies Inc *	109,343	1,234
Huron Consulting Group Inc *	27,318	2,127
Insperity Inc	7,165	849
Interface Inc, Cl A	9,970	108
ITT Inc	12,307	1,040
John Bean Technologies Corp	2,089	192
Kadant Inc	970	187
Kelly Services Inc, Cl A	17,731	301
Kennametal Inc	10,738	284
Kimball International Inc, Cl B	25,625	183
Kirby Corp *	4,945	345
Korn Ferry	13,819	788
Landstar System Inc	4,293	743
Legalzoom.com Inc *(A)	23,563	209
Masonite International Corp *	8,106	610
MasTec Inc *	1,650	150
Matson Inc	5,330	340
Nordson Corp	2,525	597
NOW Inc *	22,679	283
PAM Transportation Services Inc *	11,632	326
Parsons Corp *	5,714	283
Quanex Building Products Corp	16,777	399
Radiant Logistics Inc *	60,673	324
RBC Bearings Inc *	1,147	272
Regal Rexnord Corp	7,930	1,040
Resources Connection Inc	19,943	385
Ritchie Bros Auctioneers Inc	8,810	483
Rocket Lab USA Inc *	31,628	133
Safe Bulkers Inc	126,600	361
Shoals Technologies Group Inc, Cl A *	9,687	281
SP Plus Corp *	14,923	521
SPX Technologies Inc *	3,875	259
Standex International Corp	13,751	1,445
Sterling Infrastructure Inc *	17,741	581
Tennant Co	4,480	285
Terex Corp	16,484	757
Tetra Tech Inc	5,082	786
Titan Machinery Inc *	19,506	859
TPI Composites Inc *	12,540	151
TriNet Group Inc *	3,531	256
TrueBlue Inc *	23,709	512
UFP Industries Inc	6,850	561
UniFirst Corp/MA	2,904	563
Universal Logistics Holdings Inc	4,110	156
V2X Inc *	6,282	254
Valmont Industries Inc	4,290	1,453
WESCO International Inc *	3,605	465
WillScot Mobile Mini Holdings Corp, Cl A *	5,858	282

		54,985

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Information Technology — 11.6%
8x8 Inc *	107,607	$461
A10 Networks Inc	32,319	605
Aehr Test Systems *(A)	9,640	251
Agilysys Inc *	4,040	268
Alkami Technology Inc *(A)	43,548	547
Allegro MicroSystems Inc *	20,180	628
Alpha & Omega Semiconductor Ltd *	7,210	253
Amkor Technology Inc	10,099	283
Asure Software Inc *	28,665	225
AudioCodes Ltd	12,144	233
Aviat Networks Inc *	7,300	230
AvidXchange Holdings Inc *	8,760	76
AXT Inc *	64,501	342
Badger Meter Inc	2,940	341
Belden Inc	13,604	1,094
Broadridge Financial Solutions Inc	3,851	574
Calix Inc *	5,491	391
Cambium Networks Corp *	3,060	65
Cass Information Systems Inc	5,440	237
Clearfield Inc *	3,094	407
Cognex Corp	8,316	414
Consensus Cloud Solutions Inc *	5,389	306
Diebold Nixdorf Inc *	50,370	108
Digi International Inc *	12,238	520
Diodes Inc *	6,821	629
eGain Corp *	28,374	250
Entegris Inc	7,724	597
ExlService Holdings Inc *	6,944	1,300
Extreme Networks Inc *	18,593	390
Fabrinet *	2,101	280
Grid Dynamics Holdings Inc *	20,290	258
Hackett Group Inc/The	23,006	531
Harmonic Inc *	89,850	1,378
I3 Verticals Inc, Cl A *	4,132	109
Impinj Inc *	2,627	335
International Money Express Inc *	24,551	533
Jack Henry & Associates Inc	3,535	669
Kulicke & Soffa Industries Inc	14,299	686
Lattice Semiconductor Corp *	3,940	287
Littelfuse Inc	2,746	677
Lumentum Holdings Inc *	10,221	562
MACOM Technology Solutions Holdings Inc *	7,218	496
Mirion Technologies *(A)	37,044	236
Mitek Systems Inc *	7,137	73
Model N Inc *	7,529	293
Momentive Global Inc *	44,789	355
Monday.com Ltd *(A)	2,062	222
Napco Security Technologies Inc *	7,367	194
National Instruments Corp	19,815	813
PagerDuty Inc *	5,862	130

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PC Connection Inc *	9,900	$550
Photronics Inc *	140,576	2,643
Plexus Corp *	2,778	306
Power Integrations Inc	9,028	727
Rambus Inc *	9,867	379
Sanmina Corp *	6,539	432
ScanSource Inc *	2,580	77
Silicon Motion Technology Corp ADR	26,030	1,643
Sumo Logic Inc *	9,948	76
Super Micro Computer Inc *	35,561	3,209
TTEC Holdings Inc	12,185	584
Universal Display Corp	5,981	674
Upland Software Inc *	19,276	145
Veeco Instruments Inc *	3,055	61
Vertex Inc, Cl A *	5,158	89
Viant Technology Inc, Cl A *	14,228	54
Viavi Solutions Inc *	68,792	779
Vishay Precision Group Inc *	13,930	565

		34,135
Materials — 4.6%
Alamos Gold Inc, Cl A	38,476	373
American Vanguard Corp	2,820	65
Aspen Aerogels Inc *	22,480	271
Axalta Coating Systems Ltd *	22,292	598
Cabot Corp	6,492	478
Chase Corp	3,206	304
Clearwater Paper Corp *	12,840	501
Commercial Metals Co	44,782	2,204
Element Solutions Inc	28,820	564
Haynes International Inc	10,210	510
Ingevity Corp *	9,446	739
Innospec Inc	3,978	441
Livent Corp *	31,503	882
O-I Glass Inc, Cl I *	52,525	862
Olympic Steel Inc	6,808	239
Quaker Chemical Corp	2,841	559
Ranpak Holdings Corp, Cl A *	42,095	228
Rayonier Advanced Materials Inc *	39,363	305
Reliance Steel & Aluminum Co	3,723	787
Ryerson Holding Corp	16,520	487
Silgan Holdings Inc	12,875	681
SunCoke Energy Inc	69,500	588
Tredegar Corp	9,790	101
Valvoline Inc	22,822	753

		13,520
Real Estate — 1.9%
Ashford Hospitality Trust Inc *‡	11,720	76
Corporate Office Properties Trust ‡	25,759	715
Douglas Elliman Inc	62,001	256
eXp World Holdings Inc (A)	33,334	436
Kennedy-Wilson Holdings Inc	35,733	608

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small Cap II Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Storage Affiliates Trust ‡	18,513	$737
Newmark Group Inc, Cl A	62,045	526
NexPoint Residential Trust Inc ‡	13,990	673
RMR Group Inc/The, Cl A	4,390	127
STAG Industrial Inc ‡	29,947	986
Terreno Realty Corp ‡	10,372	608

		5,748
Utilities — 1.6%
Algonquin Power & Utilities Corp (A)	37,461	283
Black Hills Corp	9,413	674
Brookfield Infrastructure Corp, Cl A	10,262	481
Chesapeake Utilities Corp	1,039	125
IDACORP Inc	7,576	837
Portland General Electric Co	26,008	1,280
Pure Cycle Corp *	15,817	168
Spire Inc	6,845	507
Unitil Corp	1,384	76
Via Renewables Inc, Cl A (A)	12,168	79

		4,510
Total Common Stock
(Cost $234,402) ($ Thousands)		285,157

EXCHANGE TRADED FUND — 0.2%

iShares Russell 2000 Value ETF	4,495	672

Total Exchange Traded Fund
(Cost $667) ($ Thousands)		672

AFFILIATED PARTNERSHIP — 2.3%
SEI Liquidity Fund, LP
3.810% **†(B)	6,609,716	6,610

Total Affiliated Partnership
(Cost $6,609) ($ Thousands)		6,610

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	5,144,694	$5,145

Total Cash Equivalent
(Cost $5,145) ($ Thousands)		5,145

Total Investments in Securities — 101.3%
(Cost $246,823) ($ Thousands)		$297,584

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

Percentages are based on Net Assets of $293,894 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $6,592 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $6,611 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	285,157	–	–	285,157
Exchange Traded Fund	672	–	–	672
Affiliated Partnership	–	6,610	–	6,610
Cash Equivalent	5,145	–	–	5,145
Total Investments in Securities	290,974	6,610	–	297,584

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$9,369	$39,390	$(42,148)	$—	$(1)	$6,610	$46	$—
SEI Daily Income Trust, Government Fund, Cl F	10,858	53,603	(59,316)	—	—	5,145	65	—
Totals	$20,227	$92,993	$(101,464)	$—	$(1)	$11,755	$111	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small/Mid Cap Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.8%

Communication Services — 4.4%
AMC Networks Inc, Cl A *	22,800	$455
Audacy Inc, Cl A *	173,700	50
Bandwidth Inc, Cl A *	50,000	1,143
Cable One Inc	4,220	3,056
Cargurus Inc, Cl A *	65,399	855
Cogent Communications Holdings Inc	44,852	2,604
Gogo Inc *	56,892	893
Gray Television Inc	21,600	253
John Wiley & Sons Inc, Cl A	76,942	3,648
Nexstar Media Group Inc, Cl A	64,922	12,306
Radius Global Infrastructure Inc, Cl A *	84,000	1,063
Shutterstock Inc	51,814	2,789
Thryv Holdings Inc *	34,009	652
Ziff Davis Inc *	82,121	7,577
ZipRecruiter Inc, Cl A *	63,022	1,044

		38,388
Consumer Discretionary — 11.0%
Advance Auto Parts Inc	15,129	2,284
American Axle & Manufacturing Holdings Inc *	90,600	943
Big Lots Inc (A)	25,800	503
Bloomin' Brands Inc	53,700	1,209
Bluegreen Vacations Holding Corp, Cl A	30,900	666
Boot Barn Holdings Inc *	16,260	1,095
BorgWarner Inc	34,400	1,462
Bowlero Corp *(A)	67,875	948
Brunswick Corp/DE	41,237	3,060
Canada Goose Holdings Inc *(A)	29,115	546
Carter's Inc	19,108	1,396
Cavco Industries Inc *	3,842	882
Chegg Inc *	30,792	919
Churchill Downs Inc	23,561	5,230
Designer Brands Inc, Cl A	50,931	779

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dick's Sporting Goods Inc	8,600	$1,028
Dillard's Inc, Cl A (A)	2,955	1,063
Domino's Pizza Inc	6,694	2,602
Farfetch Ltd, Cl A *	62,375	530
Floor & Decor Holdings Inc, Cl A *	5,929	443
Foot Locker Inc	37,100	1,477
Fox Factory Holding Corp *	37,295	3,957
Frontdoor Inc *	77,639	1,814
Gentherm Inc *	11,425	818
Goodyear Tire & Rubber Co/The *	71,642	804
Grand Canyon Education Inc *	8,121	918
Group 1 Automotive Inc	13,900	2,687
Hanesbrands Inc	85,751	576
Harley-Davidson Inc	42,300	1,994
Haverty Furniture Cos Inc	38,200	1,205
Helen of Troy Ltd *	10,863	1,070
Installed Building Products Inc	9,260	787
International Game Technology PLC	35,658	875
Kohl's Corp	24,700	792
Leslie's Inc *	151,637	2,214
Lithia Motors Inc, Cl A	15,644	3,744
Macy's Inc	43,100	1,013
Mohawk Industries Inc *	7,800	790
Monarch Casino & Resort Inc *	11,000	933
Monro Inc	53,689	2,441
Murphy USA Inc	3,143	930
ODP Corp/The *	35,698	1,718
Ollie's Bargain Outlet Holdings Inc *	19,445	1,184
Oxford Industries Inc	7,853	886
Perdoceo Education Corp *	45,800	657
Pool Corp	8,033	2,646
PulteGroup Inc	35,200	1,576
PVH Corp	13,300	894
Qurate Retail Inc *	68,700	162
Rent-A-Center Inc/TX, Cl A	17,000	410
Sally Beauty Holdings Inc *	69,093	812
Skechers USA Inc, Cl A *	35,732	1,507
Skyline Champion Corp *	16,373	851
Sonic Automotive Inc, Cl A	20,900	1,111
Sportradar Holding AG, Cl A *(A)	47,960	550
Tapestry Inc	21,600	816
Texas Roadhouse Inc, Cl A	8,900	884
Toll Brothers Inc	39,300	1,883
Travel + Leisure Co	70,827	2,753
TravelCenters of America Inc *	14,327	733
Tupperware Brands Corp *	19,800	92
Under Armour Inc, Cl C *	92,524	807
Victoria's Secret & Co *	73,173	3,366
Visteon Corp *	6,930	1,017
Whirlpool Corp	14,400	2,110
Wingstop Inc	25,037	4,144
Winnebago Industries Inc	11,200	656

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wyndham Hotels & Resorts Inc	26,560	$1,947

		95,599
Consumer Staples — 4.4%
Beauty Health Co/The *	38,900	418
BJ's Wholesale Club Holdings Inc *	71,580	5,386
Cal-Maine Foods Inc	13,398	781
Casey's General Stores Inc	14,326	3,481
Chefs' Warehouse Inc/The *	22,441	872
Conagra Brands Inc	38,100	1,447
Energizer Holdings Inc	21,000	716
Herbalife Nutrition Ltd *	23,800	417
Ingles Markets Inc, Cl A	16,300	1,648
Ingredion Inc	19,400	1,901
Inter Parfums Inc	33,472	3,189
Molson Coors Beverage Co, Cl B	44,100	2,430
Performance Food Group Co *	17,351	1,058
Simply Good Foods Co/The *	21,225	847
SpartanNash Co	46,612	1,531
Spectrum Brands Holdings Inc	49,733	2,649
Sprouts Farmers Market Inc *	40,400	1,387
TreeHouse Foods Inc *	97,565	4,823
United Natural Foods Inc *	55,390	2,641
Weis Markets Inc	6,271	547

		38,169
Energy — 6.1%
APA Corp	30,500	1,429
Cactus Inc, Cl A	30,260	1,646
Chord Energy Corp	22,895	3,492
Civitas Resources Inc	34,543	2,327
CNX Resources Corp *	31,900	554
Coterra Energy Inc, Cl A	91,981	2,567
CVR Energy Inc	26,549	978
Diamondback Energy Inc	21,556	3,191
DT Midstream Inc	74,088	4,470
Gulfport Energy Corp *	8,571	695
HF Sinclair Corp	52,100	3,248
Liberty Energy Inc, Cl A	54,576	902
Magnolia Oil & Gas Corp, Cl A	188,024	4,904
Marathon Oil Corp	79,900	2,447
Matador Resources Co	53,615	3,558
Nabors Industries Ltd *	5,000	792
NexTier Oilfield Solutions Inc *	82,455	840
Northern Oil and Gas Inc	133,039	4,841
PBF Energy Inc, Cl A	21,089	839
PDC Energy Inc	19,400	1,442
ProFrac Holding Corp, Cl A *	90,680	2,138
ProPetro Holding Corp *	85,509	939
Ranger Oil Corp, Cl A	25,939	1,130
Viper Energy Partners LP	59,221	1,956
Weatherford International PLC *(A)	21,700	942

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
World Fuel Services Corp	26,900	$765

		53,032
Financials — 15.6%
Affiliated Managers Group Inc	5,900	946
AG Mortgage Investment Trust Inc ‡(A)	20,500	123
Ally Financial Inc	40,300	1,089
American Equity Investment Life Holding Co	22,650	918
American Financial Group Inc/OH	7,500	1,067
Annaly Capital Management Inc ‡	20,550	445
Ares Capital Corp	35,700	702
Associated Banc-Corp	97,147	2,390
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	505
Bank of NT Butterfield & Son Ltd/The	24,333	847
Bank OZK	82,743	3,819
Banner Corp	15,288	1,080
BGC Partners Inc, Cl A	575,030	2,478
Blackstone Mortgage Trust Inc, Cl A ‡	34,800	879
Chimera Investment Corp ‡	61,200	419
Citizens Financial Group Inc	40,500	1,716
CNA Financial Corp	18,800	801
CNO Financial Group Inc	122,253	2,871
Cohen & Steers Inc	37,087	2,457
Columbia Banking System Inc	91,797	3,127
Comerica Inc	9,000	646
Dime Community Bancshares Inc	20,570	734
Donnelley Financial Solutions Inc *	19,300	737
Employers Holdings Inc	19,800	920
Enova International Inc *	23,193	936
Enterprise Financial Services Corp	20,357	1,065
Equitable Holdings Inc	37,000	1,174
Essent Group Ltd	17,600	706
Everest Re Group Ltd (A)	3,500	1,183
FactSet Research Systems Inc	6,962	3,212
Federal Agricultural Mortgage Corp, Cl C	1,180	149
Fifth Third Bancorp	23,500	854
First American Financial Corp	31,700	1,732
First BanCorp/Puerto Rico	59,304	912
First Busey Corp	27,700	722
First Financial Bancorp	38,606	1,020
First Financial Bankshares Inc	41,520	1,534
First Merchants Corp	66,403	2,936
Flushing Financial Corp	32,133	670
FNB Corp/PA	81,000	1,142
FS KKR Capital Corp (A)	35,800	711
Fulton Financial Corp	106,870	1,987
Globe Life Inc	23,564	2,827
Hamilton Lane Inc, Cl A	66,811	4,936
Hancock Whitney Corp	32,343	1,774
Hanmi Financial Corp	99,937	2,703
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡	21,092	684

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heartland Financial USA Inc	19,345	$944
Home BancShares Inc/AR	148,347	3,775
HomeStreet Inc	25,800	704
Jefferies Financial Group Inc	26,800	1,018
KeyCorp	49,300	927
Kinsale Capital Group Inc	19,191	5,915
KKR Real Estate Finance Trust Inc ‡	46,730	773
Lazard Ltd, Cl A	18,200	666
Lincoln National Corp	14,100	549
LPL Financial Holdings Inc	3,981	942
MGIC Investment Corp	81,200	1,115
Morningstar Inc	11,514	2,822
National Bank Holdings Corp, Cl A	20,491	953
Navient Corp	65,200	1,080
Oaktree Specialty Lending Corp	218,200	1,567
OFG Bancorp	42,300	1,225
Old National Bancorp/IN	43,900	839
Pacific Premier Bancorp Inc	62,342	2,304
PacWest Bancorp	188,975	4,936
Popular Inc	61,050	4,458
Preferred Bank/Los Angeles CA	11,526	871
Prosperity Bancshares Inc	40,568	3,066
Provident Financial Services Inc	40,764	918
Radian Group Inc	40,700	796
Regions Financial Corp	63,600	1,476
Reinsurance Group of America Inc, Cl A	4,700	679
Renasant Corp	22,400	913
Rithm Capital Corp ‡	85,300	772
RLI Corp	6,675	868
S&T Bancorp Inc	30,135	1,128
Starwood Property Trust Inc ‡	188,471	4,035
Stifel Financial Corp	21,580	1,387
Synovus Financial Corp	19,300	813
Towne Bank/Portsmouth VA	28,017	905
United Community Banks Inc/GA	96,695	3,768
Universal Insurance Holdings Inc	27,000	297
Unum Group	39,000	1,645
Victory Capital Holdings Inc, Cl A	22,000	638
Voya Financial Inc	13,600	897
Washington Federal Inc	26,041	918
WisdomTree Inc	146,426	816
Zions Bancorp NA	44,500	2,306

		134,709
Health Care — 12.9%
AbCellera Biologics Inc *(A)	77,726	1,000
Acadia Healthcare Co Inc *	60,740	5,410
Agios Pharmaceuticals Inc *	16,058	484
Alkermes PLC *	30,913	766
Allscripts Healthcare Solutions Inc *	51,330	972
AMN Healthcare Services Inc *	29,132	3,604
Apellis Pharmaceuticals Inc *	11,975	598
Arvinas Inc *	9,893	406

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Axogen Inc *	32,714	$358
Axonics Inc *	12,851	880
Bio-Techne Corp	5,580	474
C4 Therapeutics Inc *	53,567	459
CareDx Inc *	36,096	467
Catalyst Pharmaceuticals Inc *	66,918	1,122
Certara Inc *	58,736	997
Chemed Corp	7,230	3,760
Cooper Cos Inc/The	4,524	1,431
DaVita Inc *	18,300	1,349
Doximity Inc, Cl A *(A)	11,584	394
Eagle Pharmaceuticals Inc/DE *	24,300	883
Encompass Health Corp	46,191	2,701
Enovis Corp *	46,262	2,504
Ensign Group Inc/The	106,584	10,125
Evolent Health Inc, Cl A *	82,434	2,373
Exelixis Inc *	48,584	830
Haemonetics Corp *	12,154	1,037
Halozyme Therapeutics Inc *	67,875	3,887
Harmony Biosciences Holdings Inc *	15,100	903
HealthEquity Inc *	13,228	840
Henry Schein Inc *	15,024	1,216
Incyte Corp *	9,000	717
Innoviva Inc *	97,472	1,280
Inspire Medical Systems Inc *	12,686	3,065
Intercept Pharmaceuticals Inc *	53,443	797
Intra-Cellular Therapies Inc *	16,500	895
Ironwood Pharmaceuticals Inc, Cl A *	97,700	1,183
Jazz Pharmaceuticals PLC *	17,200	2,699
Kiniksa Pharmaceuticals Ltd, Cl A *	59,800	1,006
Lantheus Holdings Inc *	45,640	2,833
Legend Biotech Corp ADR *	9,029	465
LeMaitre Vascular Inc	57,304	2,685
LivaNova PLC *	27,313	1,512
Medpace Holdings Inc *	3,935	826
Merit Medical Systems Inc *	23,569	1,697
Mirati Therapeutics Inc *	5,942	543
Mirum Pharmaceuticals Inc *	34,753	648
Nevro Corp *	12,448	581
NextGen Healthcare Inc *	43,400	903
Nurix Therapeutics Inc *	51,226	635
Omnicell Inc *	14,150	730
Option Care Health Inc *	111,465	3,356
Pediatrix Medical Group Inc *	33,274	532
Perrigo Co PLC	62,927	2,028
Phreesia Inc *	30,046	836
Prestige Consumer Healthcare Inc *	21,254	1,306
Progyny Inc *	21,574	790
Quest Diagnostics Inc	31,620	4,801
QuidelOrtho Corp *	25,001	2,190
Recursion Pharmaceuticals Inc, Cl A *	75,000	705
Relay Therapeutics Inc *	21,477	399

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Repligen Corp *	2,585	$462
Select Medical Holdings Corp	34,800	855
Shockwave Medical Inc *	9,735	2,469
Sotera Health Co *	40,987	342
SpringWorks Therapeutics Inc *	18,971	459
STERIS PLC	25,271	4,694
Stevanato Group SpA	10,181	156
Supernus Pharmaceuticals Inc *	28,052	1,030
Teleflex Inc	4,328	1,013
United Therapeutics Corp *	9,593	2,685
Universal Health Services Inc, Cl B	11,300	1,479
US Physical Therapy Inc	19,548	1,689
Veracyte Inc *(A)	24,212	672

		112,878
Industrials — 17.5%
ABM Industries Inc	66,944	3,158
Acuity Brands Inc	7,400	1,393
ACV Auctions Inc, Cl A *	146,635	1,296
AGCO Corp	24,600	3,265
Air Lease Corp, Cl A	70,559	2,725
Air Transport Services Group Inc *	30,736	862
Alaska Air Group Inc *	20,810	987
Albany International Corp, Cl A	9,753	989
Alight Inc, Cl A *	219,758	1,896
Allison Transmission Holdings Inc, Cl A	128,302	5,748
Altra Industrial Motion Corp	38,426	2,253
Apogee Enterprises Inc	49,561	2,391
ArcBest Corp	14,700	1,217
Atkore Inc *	21,000	2,565
Beacon Roofing Supply Inc *	13,678	799
Boise Cascade Co	13,296	984
Booz Allen Hamilton Holding Corp, Cl A	27,982	2,977
BWX Technologies Inc	112,243	6,834
Carlisle Cos Inc	9,774	2,572
Casella Waste Systems Inc, Cl A *	10,700	921
CH Robinson Worldwide Inc	6,795	681
Chart Industries Inc *	10,789	1,543
Cimpress PLC *	16,752	496
Comfort Systems USA Inc	7,200	913
Construction Partners Inc, Cl A *	5,950	170
CoreCivic Inc *‡	62,100	825
Covenant Logistics Group Inc, Cl A	24,800	952
Deluxe Corp	26,200	507
Dycom Industries Inc *	2,479	226
EMCOR Group Inc	5,963	924
Ennis Inc	45,100	1,048
Esab Corp	46,053	2,180
Exponent Inc	46,420	4,800
Federal Signal Corp	42,825	2,081
Forward Air Corp	12,352	1,388
FTI Consulting Inc *	24,390	4,215
Generac Holdings Inc *	7,518	793

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
GFL Environmental Inc	100,951	$2,925
GMS Inc *	16,589	814
GXO Logistics Inc *	59,515	2,789
H&E Equipment Services Inc	26,600	1,115
Heartland Express Inc	71,556	1,198
Heritage-Crystal Clean Inc *	27,583	872
Hillenbrand Inc	23,200	1,160
Huntington Ingalls Industries Inc	3,200	742
Huron Consulting Group Inc *	12,300	958
IAA Inc *	51,791	1,935
Insperity Inc	30,392	3,603
Interface Inc, Cl A	60,500	655
Janus International Group Inc *	59,507	652
John Bean Technologies Corp	6,866	631
Kaman Corp	40,452	824
KAR Auction Services Inc *	205,005	2,817
Kirby Corp *	16,095	1,123
Landstar System Inc	18,209	3,150
ManpowerGroup Inc	14,300	1,252
Matson Inc	18,100	1,154
Mercury Systems Inc *	52,535	2,670
Middleby Corp/The *	2,516	363
Moog Inc, Cl A	10,200	888
MRC Global Inc *	42,280	497
MSC Industrial Direct Co Inc, Cl A	9,800	841
Nordson Corp	10,711	2,533
NOW Inc *	80,957	1,010
NV5 Global Inc *	17,191	2,484
Owens Corning	18,500	1,644
PGT Innovations Inc *	39,214	776
Quad/Graphics Inc, Cl A *	86,600	320
Quanex Building Products Corp	71,008	1,688
Resources Connection Inc	46,892	905
Ritchie Bros Auctioneers Inc	32,046	1,758
Rocket Lab USA Inc *(A)	81,358	341
Rush Enterprises Inc, Cl A	18,446	951
RXO Inc *	31,563	600
Ryder System Inc	15,400	1,440
Sensata Technologies Holding PLC	47,678	2,150
SkyWest Inc *	4,200	77
Snap-on Inc	7,400	1,780
Standex International Corp	27,313	2,869
Sterling Check Corp *	19,848	289
Tennant Co	15,573	989
Terex Corp	23,000	1,056
Tetra Tech Inc	21,556	3,332
Timken Co/The	12,700	965
Titan Machinery Inc *	25,045	1,103
TriNet Group Inc *	12,214	885
Triton International Ltd	42,600	2,874
UFP Industries Inc	29,054	2,378
UniFirst Corp/MA	12,318	2,387

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Airlines Holdings Inc *	16,200	$716
V2X Inc *	12,800	517
WillScot Mobile Mini Holdings Corp, Cl A *	106,555	5,137
XPO Logistics Inc *	31,563	1,219

		152,375
Information Technology — 12.2%
8x8 Inc *	125,540	537
ACI Worldwide Inc *	130,979	2,738
Amdocs Ltd	10,300	915
Amkor Technology Inc	104,400	2,925
Arrow Electronics Inc *	18,900	2,055
AudioCodes Ltd	51,413	987
Aviat Networks Inc *	8,900	280
Avnet Inc	17,482	790
Axcelis Technologies Inc *	12,400	990
Badger Meter Inc	8,100	938
Belden Inc	12,622	1,015
Benchmark Electronics Inc	36,426	1,052
Blackbaud Inc *	15,000	889
Broadridge Financial Solutions Inc	16,334	2,436
Cirrus Logic Inc *	10,700	799
Clearfield Inc *	17,285	2,275
Cognex Corp	33,874	1,686
Consensus Cloud Solutions Inc *	40,106	2,278
Diodes Inc *	10,278	948
DocuSign Inc, Cl A *	10,727	505
Dynatrace Inc *	19,160	742
Ebix Inc (A)	16,200	308
Endava PLC ADR *	9,430	723
EngageSmart Inc *	46,200	784
Entegris Inc	32,669	2,525
Euronet Worldwide Inc *	31,849	2,960
ExlService Holdings Inc *	4,746	888
GLOBALFOUNDRIES Inc *(A)	27,653	1,780
International Money Express Inc *	36,610	795
Jabil Inc	42,700	3,082
Jack Henry & Associates Inc	14,995	2,839
Kulicke & Soffa Industries Inc	60,651	2,908
Littelfuse Inc	11,648	2,871
MACOM Technology Solutions Holdings Inc *	14,673	1,008
Model N Inc *	26,894	1,046
Momentive Global Inc *	167,247	1,326
Monday.com Ltd *(A)	7,465	803
N-able Inc *	117,809	1,323
NCR Corp *	16,200	387
Nova Ltd *	15,255	1,305
Novanta Inc *	14,200	2,240
Okta Inc, Cl A *	11,526	615
ON Semiconductor Corp *	26,182	1,969
Payoneer Global Inc *	134,962	729
Power Integrations Inc	38,292	3,082

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Progress Software Corp	20,178	$1,076
Qorvo Inc *	11,500	1,141
Qualtrics International Inc, Cl A *	46,627	478
Qualys Inc *	6,099	752
Rambus Inc *	24,470	939
Sanmina Corp *	38,599	2,551
Seagate Technology Holdings PLC	27,000	1,430
Smartsheet Inc, Cl A *	28,334	871
Sprout Social Inc, Cl A *	34,150	2,025
SPS Commerce Inc *	34,277	4,876
Sumo Logic Inc *	47,551	361
Super Micro Computer Inc *	11,269	1,017
TD SYNNEX Corp	7,400	757
Teledyne Technologies Inc *	4,156	1,746
Tenable Holdings Inc *	32,157	1,228
Trimble Inc *	33,504	2,002
TTEC Holdings Inc	51,547	2,472
TTM Technologies Inc *	51,900	834
Ultra Clean Holdings Inc *	16,600	591
Universal Display Corp	25,305	2,850
Verint Systems Inc *	133,633	5,256
Verra Mobility Corp, Cl A *	81,567	1,293
Viavi Solutions Inc *	118,340	1,341
Vishay Intertechnology Inc	81,064	1,868
Western Union Co/The	32,400	475
Xerox Holdings Corp	43,900	716

		107,022
Materials — 5.7%
Ashland Inc	38,993	4,362
ATI Inc *	27,583	842
Axalta Coating Systems Ltd *	138,788	3,725
Berry Global Group Inc	26,700	1,565
Celanese Corp, Cl A	5,100	547
Chemours Co/The	26,400	820
Clearwater Paper Corp *	19,800	773
Eastman Chemical Co	9,800	849
Ecovyst Inc *	84,779	788
Element Solutions Inc	122,239	2,391
FMC Corp	26,723	3,491
Graphic Packaging Holding Co	47,176	1,084
Greif Inc, Cl A	13,191	927
Huntsman Corp	48,000	1,333
Ingevity Corp *	12,953	1,014
Livent Corp *	34,875	976
Mativ Holdings Inc	22,500	467
Mosaic Co/The	34,700	1,780
Myers Industries Inc	9,500	222
O-I Glass Inc, Cl I *	54,500	894
Quaker Chemical Corp	12,050	2,371
Reliance Steel & Aluminum Co	28,599	6,043
Silgan Holdings Inc	164,496	8,702
Steel Dynamics Inc	13,000	1,351

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trinseo PLC	14,600	$360
Tronox Holdings PLC	33,100	468
Westrock Co	49,900	1,892

		50,037
Real Estate — 5.4%
American Assets Trust Inc ‡	56,500	1,655
Apple Hospitality REIT Inc ‡	163,700	2,793
Armada Hoffler Properties Inc ‡	63,999	778
Brandywine Realty Trust ‡	80,600	557
Brixmor Property Group Inc ‡	45,100	1,045
City Office REIT Inc ‡	72,700	719
CTO Realty Growth Inc ‡(A)	36,630	768
DiamondRock Hospitality Co ‡	88,779	835
EPR Properties ‡	18,000	749
Equity Commonwealth *‡	87,929	2,382
eXp World Holdings Inc (A)	141,385	1,848
Farmland Partners Inc ‡	64,033	850
Franklin Street Properties Corp ‡	107,000	313
Gaming and Leisure Properties Inc ‡	112,710	5,930
Global Net Lease Inc ‡	49,370	668
Host Hotels & Resorts Inc ‡	38,400	727
Industrial Logistics Properties Trust ‡	35,900	146
Iron Mountain Inc ‡	13,800	750
Kennedy-Wilson Holdings Inc	198,402	3,377
Kite Realty Group Trust ‡(A)	70,500	1,607
Medical Properties Trust Inc ‡	306,227	4,018
Newmark Group Inc, Cl A	177,354	1,504
NexPoint Residential Trust Inc ‡	60,342	2,902
Office Properties Income Trust ‡	45,400	694
Omega Healthcare Investors Inc ‡	29,900	905
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	576
Sabra Health Care REIT Inc ‡	50,600	653
Service Properties Trust ‡	48,500	381
Tanger Factory Outlet Centers Inc ‡	123,818	2,408
Terreno Realty Corp ‡	44,049	2,583
Uniti Group Inc ‡	198,260	1,511

		46,632
Utilities — 1.6%
Algonquin Power & Utilities Corp (A)	158,791	1,199
ALLETE Inc	13,989	926
Brookfield Infrastructure Corp, Cl A (A)	43,513	2,040
Chesapeake Utilities Corp	4,418	529
Clearway Energy Inc, Cl C	24,700	875
National Fuel Gas Co	15,900	1,053
New Jersey Resources Corp	19,964	993
NRG Energy Inc	59,700	2,534
ONE Gas Inc	10,600	922
Portland General Electric Co	16,989	837
UGI Corp	22,900	885
Vistra Corp	61,700	1,501

		14,294

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $711,247) ($ Thousands)		$843,135

AFFILIATED PARTNERSHIP — 1.1%
SEI Liquidity Fund, LP
3.810% **†(B)	9,537,254	9,529

Total Affiliated Partnership
(Cost $9,537) ($ Thousands)		9,529

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	24,503,192	24,503

Total Cash Equivalent
(Cost $24,503) ($ Thousands)		24,503

Total Investments in Securities — 100.7%
(Cost $745,287) ($ Thousands)		$877,167

Percentages are based on Net Assets of $870,925 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $9,545 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $9,529 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	843,135	–	–	843,135
Affiliated Partnership	–	9,529	–	9,529
Cash Equivalent	24,503	–	–	24,503
Total Investments in Securities	867,638	9,529	–	877,167

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$8,942	$60,418	$(59,830)	$ —	$ (1)	$9,529	$42	$ —
SEI Daily Income Trust, Government Fund, Cl F	27,482	127,582	(130,561)	—	—	24,503	295	—
Totals	$36,424	$188,000	$(190,391)	$—	$(1)	$34,032	$337	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Equity Factor Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 98.1%

Communication Services — 7.2%
Alphabet Inc, Cl A *	138,092	$13,946
Alphabet Inc, Cl C *	73,486	7,455
AT&T Inc	411,282	7,929
Cars.com Inc *	39,875	589
Clear Channel Outdoor Holdings Inc, Cl A *	78,524	89
Comcast Corp, Cl A	202,193	7,408
EchoStar Corp, Cl A *	21,353	372
Gogo Inc *	16,569	260
Interpublic Group of Cos Inc/The	58,878	2,023
John Wiley & Sons Inc, Cl A	1,114	53
Liberty Latin America Ltd, Cl C *	28,148	219
Meta Platforms Inc, Cl A *	53,542	6,323
News Corp, Cl A	40,553	777
Nexstar Media Group Inc, Cl A	1,846	350
Omnicom Group Inc	48,936	3,903
Playtika Holding Corp *	58,167	550
Sinclair Broadcast Group Inc, Cl A	25,234	468
Sirius XM Holdings Inc	74,610	484
Trade Desk Inc/The, Cl A *	1,801	94
Verizon Communications Inc	172,809	6,736
Walt Disney Co/The *	600	59
World Wrestling Entertainment Inc, Cl A	18,445	1,473
Yelp Inc, Cl A *	19,776	612
Ziff Davis Inc *	28,512	2,631

		64,803
Consumer Discretionary — 8.9%
Aaron's Co Inc/The	17,437	213
Academy Sports & Outdoors Inc	35,240	1,779
Amazon.com Inc *	64,875	6,263
AutoZone Inc *	1,842	4,750
Bath & Body Works Inc	94,338	4,009
Booking Holdings Inc *	467	971
Boyd Gaming Corp	16,119	989
Chegg Inc *	52,965	1,580
Chico's FAS Inc *	28,686	168

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Choice Hotels International Inc	3,213	$396
Dollar General Corp	5,433	1,389
Domino's Pizza Inc	3,230	1,256
eBay Inc	102,256	4,646
Ethan Allen Interiors Inc	12,766	363
Ford Motor Co	45,797	637
General Motors Co	23,105	937
Genuine Parts Co	24,769	4,541
Goodyear Tire & Rubber Co/The *	56,423	633
GoPro Inc, Cl A *	47,836	262
Graham Holdings Co, Cl B	2,370	1,526
Grand Canyon Education Inc *	4,377	495
H&R Block Inc	129,437	5,658
Harley-Davidson Inc	6,559	309
Home Depot Inc/The	2,389	774
Lennar Corp, Cl A	24,704	2,170
Lennar Corp, Cl B	8,719	633
Lowe's Cos Inc	6,979	1,483
Lululemon Athletica Inc *	5,863	2,230
Macy's Inc	30,535	717
Marriott International Inc/MD, Cl A	4,022	665
Mattel Inc *	18,264	333
McDonald's Corp	4,584	1,250
Murphy USA Inc	740	219
NIKE Inc, Cl B	5,960	654
NVR Inc *	60	278
O'Reilly Automotive Inc *	2,357	2,038
Oxford Industries Inc	4,232	478
PetMed Express Inc	4,931	98
PulteGroup Inc	39,283	1,759
Qurate Retail Inc *	222,372	523
Sally Beauty Holdings Inc *	28,163	331
Smith & Wesson Brands Inc	30,104	354
Sportsman's Warehouse Holdings Inc *	26,320	258
Starbucks Corp	8,473	866
Stride Inc *	11,571	410
Taylor Morrison Home Corp, Cl A *	71,149	2,162
Tesla Inc *	8,913	1,735
Toll Brothers Inc	67,031	3,211
Tractor Supply Co	8,467	1,916
Tri Pointe Homes Inc *	71,459	1,318
Tupperware Brands Corp *	27,570	128
Ulta Beauty Inc *	6,137	2,853
Vista Outdoor Inc *	32,900	920
Williams-Sonoma Inc	4,751	555
Winmark Corp	240	58
Xometry, Cl A *	14,393	608
Yum! Brands Inc	14,135	1,819

		79,574
Consumer Staples — 8.2%
Albertsons Cos Inc, Cl A	42,909	899
Altria Group Inc	48,018	2,237

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Archer-Daniels-Midland Co	10,113	$986
BJ's Wholesale Club Holdings Inc *	44,865	3,376
Brown-Forman Corp, Cl A	1,567	114
Brown-Forman Corp, Cl B	6,171	451
Bunge Ltd	16,846	1,766
Campbell Soup Co	6,437	345
Casey's General Stores Inc	1,332	324
Chefs' Warehouse Inc/The *	9,500	369
Church & Dwight Co Inc	6,938	568
Coca-Cola Co/The	34,089	2,168
Colgate-Palmolive Co	60,857	4,715
Costco Wholesale Corp	4,709	2,539
elf Beauty Inc *	13,748	756
Estee Lauder Cos Inc/The, Cl A	1,442	340
Flowers Foods Inc	6,001	180
General Mills Inc	55,364	4,723
Grocery Outlet Holding Corp *	21,432	649
Herbalife Nutrition Ltd *	34,085	597
Hershey Co/The	11,001	2,587
Hostess Brands Inc, Cl A *	16,876	446
Ingredion Inc	2,279	223
J M Smucker Co/The	11,439	1,762
Keurig Dr Pepper Inc	61,576	2,381
Kraft Heinz Co/The	34,485	1,357
Kroger Co/The	35,556	1,749
Lamb Weston Holdings Inc	39,557	3,437
Lancaster Colony Corp	7,512	1,556
MGP Ingredients Inc	1,769	221
Molson Coors Beverage Co, Cl B	3,042	168
Monster Beverage Corp *	1,263	130
PepsiCo Inc	53,459	9,917
Philip Morris International Inc	21,626	2,155
Primo Water Corp	44,935	703
Procter & Gamble Co/The	24,452	3,647
SpartanNash Co	27,798	913
Tyson Foods Inc, Cl A	8,849	587
Village Super Market Inc, Cl A	4,874	110
Walgreens Boots Alliance Inc	159,172	6,606
Walmart Inc	26,949	4,108
Weis Markets Inc	823	72

		72,937
Energy — 2.9%
APA Corp	31,259	1,465
California Resources Corp	17,568	797
Chevron Corp	7,759	1,422
Chord Energy Corp	9,311	1,420
EOG Resources Inc	5,038	715
Exxon Mobil Corp	51,548	5,740
Halliburton Co	72,305	2,740
Helmerich & Payne Inc	20,261	1,035
Marathon Petroleum Corp	11,546	1,406
PBF Energy Inc, Cl A	21,292	847

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Permian Resources Corp, Cl A	62,426	$634
Schlumberger Ltd	73,820	3,805
Scorpio Tankers Inc	8,998	459
SFL Corp Ltd	31,893	312
Valaris Ltd *	18,640	1,231
Weatherford International PLC *	42,540	1,846

		25,874
Financials — 13.4%
Affiliated Managers Group Inc	13,291	2,132
Aflac Inc	58,030	4,174
AGNC Investment Corp ‡	145,716	1,456
Allstate Corp/The	18,040	2,416
Ally Financial Inc	132,547	3,580
American Financial Group Inc/OH	2,192	312
Ameriprise Financial Inc	705	234
Apollo Global Management Inc	38,091	2,643
Bank of America Corp	4,728	179
Bank of NT Butterfield & Son Ltd/The	11,877	414
Berkshire Hathaway Inc, Cl B *	1,354	431
Blackstone Inc, Cl A	1,891	173
Brighthouse Financial Inc *	51,616	2,877
Capital One Financial Corp	59,016	6,093
Carter Bankshares Inc *	14,706	273
Central Pacific Financial Corp	6,448	137
Charles Schwab Corp/The	46,589	3,845
City Holding Co	4,172	425
Credit Acceptance Corp *	585	277
Cullen/Frost Bankers Inc	17,080	2,478
Customers Bancorp Inc *	17,437	563
Discover Financial Services	5,163	559
Donegal Group Inc, Cl A	8,224	122
Donnelley Financial Solutions Inc *	17,404	665
East West Bancorp Inc	8,670	609
Everest Re Group Ltd	8,663	2,928
FactSet Research Systems Inc	4,337	2,001
Fidelity National Financial Inc	7,369	297
Financial Institutions Inc	9,146	232
First BanCorp/Puerto Rico	167,627	2,578
First Financial Corp/IN	2,631	126
Fulton Financial Corp	69,084	1,284
Genworth Financial Inc, Cl A *	299,785	1,508
Greenlight Capital Re Ltd, Cl A *	15,526	122
Hancock Whitney Corp	51,484	2,823
Hanover Insurance Group Inc/The	5,041	743
HomeStreet Inc	10,890	297
Houlihan Lokey Inc, Cl A	1,261	124
Independent Bank Corp/MI	12,535	308
Jackson Financial, Cl A	78,317	2,925
KeyCorp	210,581	3,961
Kinsale Capital Group Inc	6,033	1,859
Lincoln National Corp	9,855	384
LPL Financial Holdings Inc	5,733	1,357

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MetLife Inc	54,072	$4,147
Metropolitan Bank Holding Corp *	2,732	174
MFA Financial Inc ‡	63,102	705
Midland States Bancorp Inc	12,831	345
MSCI Inc, Cl A	706	359
Nelnet Inc, Cl A	425	42
New York Community Bancorp Inc	280,115	2,619
OFG Bancorp	29,379	851
PacWest Bancorp	70,655	1,846
Palomar Holdings Inc, Cl A *	3,242	203
Pathward Financial	7,238	315
Popular Inc	69,398	5,068
Preferred Bank/Los Angeles CA	3,677	278
Principal Financial Group Inc	23,204	2,081
Raymond James Financial Inc	25,626	2,996
RenaissanceRe Holdings Ltd	9,672	1,827
Ryan Specialty Holdings Inc, Cl A *	35,225	1,419
Sculptor Capital Management Inc, Cl A	12,468	125
Signature Bank/New York NY	1,709	238
SiriusPoint Ltd *	45,402	296
SLM Corp	13,085	228
Stifel Financial Corp	6,364	409
SVB Financial Group *	1,394	323
Synchrony Financial	7,369	277
Travelers Cos Inc/The	24,817	4,711
Unum Group	137,650	5,806
UWM Holdings Corp	8,839	39
Virtu Financial Inc, Cl A	15,999	355
Voya Financial Inc	10,341	682
W R Berkley Corp	39,254	2,994
Wells Fargo & Co	202,010	9,686
Western Alliance Bancorp	10,238	702
Zions Bancorp NA	91,637	4,749

		119,819
Health Care — 15.6%
AbbVie Inc	18,769	3,025
Acadia Healthcare Co Inc *	7,519	670
Agilent Technologies Inc	1,306	202
AmerisourceBergen Corp, Cl A	44,967	7,676
Amgen Inc	16,278	4,662
AMN Healthcare Services Inc *	5,418	670
Axonics Inc *	8,390	574
BioCryst Pharmaceuticals Inc *	22,212	297
Biogen Inc *	4,153	1,267
Bristol-Myers Squibb Co	56,567	4,541
Bruker Corp	1,156	78
Cardinal Health Inc	111,061	8,904
Cigna Corp	10,963	3,606
Cross Country Healthcare Inc *	6,922	248
CVS Health Corp	116,312	11,850
Danaher Corp	18,250	4,990
Edwards Lifesciences Corp *	5,427	419

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Eli Lilly & Co	5,298	$1,966
Evolent Health Inc, Cl A *	6,349	183
Exelixis Inc *	37,802	646
Fulgent Genetics Inc *	12,403	450
Gilead Sciences Inc	80,353	7,057
Glaukos Corp *	14,858	692
Haemonetics Corp *	7,519	641
Henry Schein Inc *	4,489	363
Hologic Inc *	19,767	1,505
Humana Inc	7,198	3,958
Incyte Corp *	2,764	220
IQVIA Holdings Inc *	1,801	393
IVERIC bio Inc *	47,397	1,119
Johnson & Johnson	36,356	6,471
Laboratory Corp of America Holdings	9,590	2,308
Lantheus Holdings Inc *	12,082	750
McKesson Corp	29,026	11,079
Medpace Holdings Inc *	2,807	589
Merck & Co Inc	75,780	8,345
Merit Medical Systems Inc *	5,583	402
Mettler-Toledo International Inc *	2,023	2,973
Option Care Health Inc *	9,485	286
Organon & Co	16,799	437
Owens & Minor Inc	6,975	144
Pfizer Inc	30,012	1,505
Premier Inc, Cl A	3,708	124
Prestige Consumer Healthcare Inc *	2,596	160
Quest Diagnostics Inc	20,554	3,121
Regeneron Pharmaceuticals Inc *	7,833	5,888
ResMed Inc	360	83
Revance Therapeutics Inc *	15,444	335
Royalty Pharma PLC, Cl A	13,191	580
Shockwave Medical Inc *	3,272	830
STAAR Surgical Co *	1,111	63
Supernus Pharmaceuticals Inc *	13,973	513
Syndax Pharmaceuticals Inc *	10,491	251
Thermo Fisher Scientific Inc	10,811	6,056
UnitedHealth Group Inc	12,470	6,831
Veeva Systems Inc, Cl A *	3,542	674
Vertex Pharmaceuticals Inc *	6,424	2,033
Viatris Inc, Cl W *	150,255	1,657
Waters Corp *	4,728	1,639
Zoetis Inc, Cl A	2,521	389

		139,388
Industrials — 7.2%
3M Co	10,195	1,284
ACCO Brands Corp	55,338	308
Advanced Drainage Systems Inc	3,767	366
AMERCO *	14,140	894
Argan Inc	8,554	325
Atkore Inc *	2,236	273
Atlas Air Worldwide Holdings Inc *	16,667	1,680

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Avis Budget Group Inc *	921	$206
Booz Allen Hamilton Holding Corp, Cl A	11,016	1,172
Builders FirstSource Inc *	8,780	561
Caesarstone Ltd	12,128	76
Carlisle Cos Inc	5,244	1,380
Cintas Corp	2,626	1,213
Clean Harbors Inc *	21,837	2,621
Comfort Systems USA Inc	14,198	1,800
CoreCivic Inc *‡	28,722	382
Costamare Inc	29,379	283
Daseke Inc *	24,672	144
Deluxe Corp	26,221	507
Donaldson Co Inc	4,004	244
Dover Corp	4,126	586
Dycom Industries Inc *	5,688	518
Eagle Bulk Shipping Inc	5,001	257
Emerson Electric Co	9,219	883
Encore Wire Corp	11,713	1,711
Evoqua Water Technologies Corp *	9,155	398
Expeditors International of Washington Inc	13,078	1,518
Fastenal Co	23,592	1,215
FTI Consulting Inc *	470	81
General Dynamics Corp	9,960	2,514
Graco Inc	15,655	1,095
GrafTech International Ltd	95,312	515
Griffon Corp	7,369	260
Honeywell International Inc	3,221	707
Hubbell Inc, Cl B	18,739	4,761
ICF International Inc	7,864	852
IDEX Corp	2,325	552
Illinois Tool Works Inc	8,016	1,823
Johnson Controls International plc	6,777	450
Landstar System Inc	4,636	802
Lennox International Inc	1,043	272
Lockheed Martin Corp	2,150	1,043
Masco Corp	27,028	1,373
MSC Industrial Direct Co Inc, Cl A	1,342	115
Mueller Industries Inc	57,167	3,931
Nordson Corp	1,810	428
Northrop Grumman Corp	1,424	760
Otis Worldwide Corp	25,383	1,982
Pentair PLC	5,119	234
Pitney Bowes Inc	104,852	401
Preformed Line Products Co	1,678	158
Republic Services Inc, Cl A	8,442	1,176
Robert Half International Inc	16,585	1,307
Rollins Inc	6,892	279
Rush Enterprises Inc, Cl A	7,414	382
Ryder System Inc	30,403	2,842
Safe Bulkers Inc	35,049	100
Science Applications International Corp	7,812	860
Snap-on Inc	5,720	1,376

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Toro Co/The	3,336	$370
Tutor Perini Corp *	24,511	175
United Parcel Service Inc, Cl B	7,689	1,459
Waste Management Inc	4,645	779
WillScot Mobile Mini Holdings Corp, Cl A *	54,375	2,622
WW Grainger Inc	5,043	3,041

		64,682
Information Technology — 27.0%
A10 Networks Inc	39,908	747
Accenture PLC, Cl A	4,941	1,487
Adeia	62,082	686
Adobe Inc *	2,729	941
ADTRAN Holdings Inc	19,976	405
Advanced Micro Devices Inc *	20,231	1,571
Alpha & Omega Semiconductor Ltd *	12,305	432
Amdocs Ltd	87,045	7,735
Amkor Technology Inc	59,517	1,668
Amphenol Corp, Cl A	9,824	790
Apple Inc	238,445	35,297
Arista Networks Inc *	18,821	2,622
Arrow Electronics Inc *	2,146	233
Asana Inc, Cl A *	31,353	569
Aspen Technology Inc *	2,041	470
Autodesk Inc *	2,489	503
Automatic Data Processing Inc	19,883	5,252
Belden Inc	10,119	814
Box Inc, Cl A *	59,538	1,634
Broadcom Inc	12,615	6,951
Cadence Design Systems Inc *	20,403	3,510
Cirrus Logic Inc *	12,370	924
Cisco Systems Inc	41,798	2,078
Cognizant Technology Solutions Corp, Cl A	45,097	2,806
CommScope Holding Co Inc *	171,103	1,519
Conduent Inc *	72,643	293
Consensus Cloud Solutions Inc *	9,706	551
Crowdstrike Holdings Inc, Cl A *	3,287	387
CSG Systems International Inc	19,662	1,216
Datadog Inc, Cl A *	10,806	819
Diebold Nixdorf Inc *	41,055	88
Digi International Inc *	9,740	414
Dolby Laboratories Inc, Cl A	7,987	598
DoubleVerify Holdings Inc, Cl Rights *	8,990	236
Dropbox Inc, Cl A *	200,771	4,730
DXC Technology Co *	109,229	3,241
Dynatrace Inc *	3,482	135
Enphase Energy Inc *	5,208	1,670
ExlService Holdings Inc *	13,793	2,582
Extreme Networks Inc *	130,005	2,726
F5 Inc *	1,852	286
Fair Isaac Corp *	5,798	3,593
Fiserv Inc *	10,461	1,092
Fortinet Inc *	24,839	1,320

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Gartner Inc *	7,133	$2,499
Gen Digital Inc	239,121	5,490
Genpact Ltd	5,612	259
GoDaddy Inc, Cl A *	42,960	3,399
Grid Dynamics Holdings Inc *	13,493	172
HP Inc	138,686	4,166
Intel Corp	115,880	3,485
InterDigital Inc	18,654	936
International Business Machines Corp	54,466	8,110
Intuit Inc	2,356	960
Jabil Inc	48,483	3,500
Juniper Networks Inc	39,507	1,313
Keysight Technologies Inc *	8,884	1,607
Kulicke & Soffa Industries Inc	33,163	1,590
Lattice Semiconductor Corp *	33,349	2,429
Manhattan Associates Inc *	13,818	1,740
Mastercard Inc, Cl A	3,758	1,339
MaxLinear Inc, Cl A *	3,992	146
Microsoft Corp	128,443	32,771
Monolithic Power Systems Inc	1,171	447
Motorola Solutions Inc	3,543	964
NCR Corp *	76,262	1,820
NetApp Inc	33,262	2,249
NVIDIA Corp	16,149	2,733
ON Semiconductor Corp *	55,166	4,148
Oracle Corp	99,973	8,301
Palo Alto Networks Inc *	20,063	3,409
Paychex Inc	34,331	4,258
Paylocity Holding Corp *	855	186
Paysafe Ltd *	81,694	116
Photronics Inc *	36,716	690
Progress Software Corp	20,301	1,082
Pure Storage Inc, Cl A *	35,930	1,049
QUALCOMM Inc	7,234	915
Qualys Inc *	16,419	2,025
Rambus Inc *	46,676	1,791
Rimini Street Inc *	24,672	104
RingCentral Inc, Cl A *	14,243	528
Riot Blockchain *	27,932	130
Sanmina Corp *	61,143	4,041
Silicon Laboratories Inc *	2,146	312
Synopsys Inc *	765	260
TD SYNNEX Corp	4,875	499
Teradata Corp *	26,869	918
Teradyne Inc	4,198	392
Texas Instruments Inc	10,942	1,975
Ubiquiti Inc	3,155	947
Unisys Corp *	40,105	172
VeriSign Inc *	7,340	1,467
Visa Inc, Cl A	18,132	3,935
Vishay Intertechnology Inc	59,818	1,378
Western Union Co/The	243,218	3,566

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zeta Global Holdings, Cl A	20,633	$173

		240,512
Materials — 2.6%
Alcoa Corp	24,543	1,230
Avery Dennison Corp	2,571	497
Berry Global Group Inc	29,946	1,755
CF Industries Holdings Inc	7,404	801
Chemours Co/The	27,841	865
Coeur Mining Inc *	52,604	184
Corteva Inc	47,189	3,169
Crown Holdings Inc	1,813	149
Graphic Packaging Holding Co	79,304	1,823
International Paper Co	122,335	4,541
Livent Corp *	7,219	202
Louisiana-Pacific Corp	9,550	609
NewMarket Corp	161	51
O-I Glass Inc, Cl I *	139,745	2,293
Reliance Steel & Aluminum Co	1,960	414
Sealed Air Corp	9,838	524
Silgan Holdings Inc	41,328	2,186
Sonoco Products Co	2,854	175
United States Steel Corp	63,069	1,658

		23,126
Real Estate — 1.6%
Anywhere Real Estate Inc *	63,234	477
Brixmor Property Group Inc ‡	10,926	253
CBRE Group Inc, Cl A *	26,640	2,121
Cushman & Wakefield PLC *	24,584	281
EastGroup Properties Inc ‡	2,326	361
Equity Commonwealth ‡	67,215	1,821
Extra Space Storage Inc ‡	12,277	1,973
Host Hotels & Resorts Inc ‡	90,831	1,720
Jones Lang LaSalle Inc *	7,474	1,257
Marcus & Millichap Inc	6,574	245
Newmark Group Inc, Cl A	9,992	85
Prologis Inc ‡	14,108	1,662
Public Storage ‡	6,784	2,021
Spirit Realty Capital Inc ‡	2,326	96

		14,373
Utilities — 3.5%
AES Corp/The	84,407	2,441
American Water Works Co Inc	3,287	499
Atmos Energy Corp	10,461	1,257
CenterPoint Energy Inc	18,956	590
Edison International	1,588	106
Entergy Corp	17,935	2,085
Exelon Corp	107,085	4,430
National Fuel Gas Co	2,996	198
New Jersey Resources Corp	16,464	819
NextEra Energy Inc	16,359	1,386
NRG Energy Inc	7,459	317

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
PG&E Corp *	368,931	$5,792
PPL Corp	180,309	5,323
Sempra Energy	18,310	3,043
Southern Co/The	35,060	2,371
UGI Corp	6,593	255

		30,912
Total Common Stock
(Cost $752,258) ($ Thousands)		876,000

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	6,750,819	6,751

Total Cash Equivalent
(Cost $6,751) ($ Thousands)		6,751

Total Investments in Securities — 98.9%
(Cost $759,009) ($ Thousands)		$882,751

A list of the open future contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	72	Dec-2022	$14,491	$14,693	$202

Percentages are based on a Net Assets of $892,448 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor's

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	876,000	–	–	876,000
Cash Equivalent	6,751	–	–	6,751
Total Investments in Securities	882,751	–	–	882,751

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	202	–	–	202
Total Other Financial Instruments	202	–	–	202

* Future contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,882	$90,191	$(126,322)	$—	$—	$6,751	$105	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi - Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Communication Services — 6.8%
Advantage Solutions Inc *	8,818	$22
Alphabet Inc, Cl A *	15,823	1,598
Alphabet Inc, Cl C *	17,542	1,780
AT&T Inc	503,800	9,713
Comcast Corp, Cl A	141,117	5,170
EchoStar Corp, Cl A *	9,343	163
Fox Corp	149,023	4,756
IMAX Corp *	11,438	193
Interpublic Group of Cos Inc/The	18,150	624
Nippon Telegraph & Telephone Corp ADR	140,100	3,888
Omnicom Group Inc	91,924	7,332
Playstudios Inc *(A)	26,344	110
Scholastic Corp	7,462	307
Shutterstock Inc	4,628	249
SK Telecom Co Ltd ADR	86,124	1,848
TEGNA Inc	148,000	2,921
United States Cellular Corp *	853	18
Verizon Communications Inc	461,255	17,980
World Wrestling Entertainment Inc, Cl A	42,357	3,383

		62,055
Consumer Discretionary — 6.2%
Arko Corp	28,627	270
AutoZone Inc *	2,780	7,170
Canadian Tire Corp Ltd, Cl A	23,900	2,686
Coursera Inc *	7,331	102
Dollar General Corp	5,434	1,389
DR Horton Inc	41,800	3,595
eBay Inc	72,222	3,282
Gentex Corp	31,108	899
Grand Canyon Education Inc *	22,410	2,534
H&R Block Inc	141,031	6,165
Honda Motor Co Ltd ADR	112,200	2,749
Lowe's Cos Inc	16,900	3,592
Marriott International Inc/MD, Cl A	11,836	1,957

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murphy USA Inc	11,810	$3,493
Service Corp International/US	47,057	3,362
Standard Motor Products Inc	1,052	40
Stride Inc *	5,306	188
Sturm Ruger & Co Inc	29,762	1,635
Target Corp	25,440	4,250
Toyota Motor Corp ADR	17,700	2,614
Vail Resorts Inc	9,865	2,541
Whirlpool Corp	12,800	1,876

		56,389
Consumer Staples — 16.7%
Altria Group Inc	109,191	5,086
Andersons Inc/The	9,789	377
Archer-Daniels-Midland Co	64,800	6,318
Benson Hill Inc *(A)	70,700	220
BRC Inc, Cl A *	8,082	49
Bunge Ltd	22,018	2,308
Calavo Growers Inc	1,805	63
Cal-Maine Foods Inc	7,855	458
Campbell Soup Co	105,832	5,680
Church & Dwight Co Inc	36,711	3,006
Clorox Co/The	23,858	3,546
Coca-Cola Co/The	58,277	3,707
Coca-Cola Consolidated Inc	680	334
Colgate-Palmolive Co	61,744	4,784
Conagra Brands Inc	224,037	8,509
Costco Wholesale Corp	6,902	3,722
Duckhorn Portfolio Inc/The *	13,942	224
Flowers Foods Inc	151,679	4,558
Fresh Del Monte Produce Inc	2,556	71
General Mills Inc	129,094	11,012
Hain Celestial Group Inc/The *	3,813	71
Herbalife Nutrition Ltd *	8,938	157
Hershey Co/The	2,767	651
Hormel Foods Corp	83,562	3,927
Hostess Brands Inc, Cl A *	21,772	575
Ingles Markets Inc, Cl A	1,428	144
Ingredion Inc	43,100	4,222
Inter Parfums Inc	1,131	108
J & J Snack Foods Corp	3,467	569
J M Smucker Co/The	71,492	11,010
John B Sanfilippo & Son Inc	7,079	600
Kellogg Co	105,026	7,662
Keurig Dr Pepper Inc	41,209	1,594
Kimberly-Clark Corp	8,242	1,118
Kraft Heinz Co/The	166,500	6,552
Kroger Co/The	316,690	15,578
Lancaster Colony Corp	1,553	322
Molson Coors Beverage Co, Cl B	132,800	7,319
National Beverage Corp *	1,505	78
Natural Grocers by Vitamin Cottage Inc	6,148	62
Nu Skin Enterprises Inc, Cl A	5,015	209

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PepsiCo Inc	10,323	$1,915
Pilgrim's Pride Corp *	96,770	2,531
PriceSmart Inc	1,236	88
Procter & Gamble Co/The	35,938	5,360
Reynolds Consumer Products Inc	24,668	788
Seaboard Corp	91	360
Simply Good Foods Co/The *	9,518	380
SpartanNash Co	12,464	409
Tootsie Roll Industries Inc	10,831	487
Turning Point Brands Inc	13,715	302
Tyson Foods Inc, Cl A	135,709	8,995
Universal Corp/VA	9,377	534
USANA Health Sciences Inc *	6,432	354
Utz Brands Inc (A)	30,501	581
Vector Group Ltd	31,149	346
Village Super Market Inc, Cl A	14,348	323
Vital Farms Inc *	18,529	264
WD-40 Co	2,586	433
Weis Markets Inc	6,276	547
Whole Earth Brands Inc *	49,161	213

		151,770
Energy — 4.0%
Arch Resources Inc (A)	260	40
California Resources Corp	4,977	226
Cheniere Energy Inc	6,515	1,143
Chesapeake Energy Corp	56,700	5,868
Chevron Corp	51,400	9,422
DT Midstream Inc	15,500	935
EOG Resources Inc	266	38
Exxon Mobil Corp	103,410	11,514
HighPeak Energy Inc (A)	4,940	119
Kinder Morgan Inc	231,700	4,430
Marathon Oil Corp	46,865	1,435
SFL Corp Ltd	7,959	78
Southwestern Energy Co *	111,585	772

		36,020
Financials — 10.8%
Aflac Inc	164,900	11,861
Alerus Financial Corp	4,574	108
Allstate Corp/The	42,000	5,624
Amalgamated Financial Corp	8,896	237
American Financial Group Inc/OH	32,000	4,551
AMERISAFE Inc	2,689	160
Annaly Capital Management Inc ‡	67,775	1,469
Axis Capital Holdings Ltd	19,317	1,112
Bank of New York Mellon Corp/The	155,100	7,119
Berkshire Hathaway Inc, Cl B *	22,200	7,073
Blue Ridge Bankshares Inc	19,571	255
Business First Bancshares Inc	715	17
Byline Bancorp Inc	5,811	132
Canadian Imperial Bank of Commerce	88,200	4,215

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cboe Global Markets Inc	22,907	$2,906
City Holding Co	689	70
Columbia Financial Inc *	25,149	555
Community Bank System Inc	5,891	384
CVB Financial Corp	11,662	334
Donegal Group Inc, Cl A	17,414	259
Eastern Bankshares Inc	19,918	391
Employers Holdings Inc	12,806	595
Erie Indemnity Co, Cl A	4,186	1,182
Everest Re Group Ltd	14,000	4,731
Farmers National Banc Corp	11,179	170
First Financial Bankshares Inc	3,148	116
First Financial Corp/IN	8,099	389
Five Star Bancorp	801	22
Greenlight Capital Re Ltd, Cl A *	28,118	220
Hanover Insurance Group Inc/The	7,492	1,104
HarborOne Bancorp Inc	11,345	166
Hartford Financial Services Group Inc/The	104,000	7,943
Independent Bank Corp/MI	913	22
Intercontinental Exchange Inc	24,078	2,608
Loblaw Cos Ltd	60,300	5,400
MarketAxess Holdings Inc	8,693	2,329
Marsh & McLennan Cos Inc	19,988	3,462
MetLife Inc	66,800	5,124
Midland States Bancorp Inc	6,966	187
Morningstar Inc	10,229	2,507
National Bank Holdings Corp, Cl A	6,358	296
NI Holdings Inc *	997	13
OceanFirst Financial Corp	75,865	1,772
Safety Insurance Group Inc	4,225	388
SLM Corp	4,454	78
Stewart Information Services Corp	4,027	178
Towne Bank/Portsmouth VA	6,800	220
TPG RE Finance Trust Inc ‡	2,896	21
Univest Financial Corp	9,160	258
Virtu Financial Inc, Cl A	151,212	3,354
Washington Federal Inc	73,200	2,582
Zions Bancorp NA	33,104	1,715

		97,984
Health Care — 20.7%
4D Molecular Therapeutics Inc *	1,905	46
Abbott Laboratories	7,310	786
AbbVie Inc	51,087	8,234
AbCellera Biologics Inc *	12,319	158
Aclaris Therapeutics Inc *	10,537	160
AdaptHealth Corp, Cl A *	7,059	158
Adicet Bio Inc *	9,544	174
Agilent Technologies Inc	3,726	578
Alkermes PLC *	1,163	29
Alpine Immune Sciences Inc *(A)	23,346	147
Amgen Inc	47,900	13,719
Amphastar Pharmaceuticals Inc *	9,161	270

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Anika Therapeutics Inc *	7,215	$228
Becton Dickinson and Co	3,541	883
Biogen Inc *	6,011	1,834
Bio-Rad Laboratories Inc, Cl A *	271	112
Bio-Techne Corp	9,144	777
Bristol-Myers Squibb Co	235,500	18,906
Catalyst Pharmaceuticals Inc *	22,487	377
Cigna Corp	126	42
Computer Programs and Systems Inc *	2,393	71
Corcept Therapeutics Inc *	8,300	210
Cross Country Healthcare Inc *	856	31
CVS Health Corp	138,888	14,150
Danaher Corp	2,515	688
DocGo Inc *	2,349	17
Dynavax Technologies Corp, Cl A *	13,573	169
Eagle Pharmaceuticals Inc/DE *	11,669	424
Exelixis Inc *	46,427	793
Gilead Sciences Inc	285,944	25,114
Halozyme Therapeutics Inc *	878	50
Harmony Biosciences Holdings Inc *	5,003	299
Henry Schein Inc *	4,807	389
Hologic Inc *	19,725	1,502
Horizon Therapeutics Plc *	45,866	4,600
IDEXX Laboratories Inc *	797	339
Incyte Corp *	49,544	3,947
iRadimed Corp	9,536	282
Ironwood Pharmaceuticals Inc, Cl A *	27,989	339
iTeos Therapeutics Inc *	7,896	159
Johnson & Johnson	56,849	10,119
Laboratory Corp of America Holdings	14,500	3,490
Masimo Corp *	5,582	809
McKesson Corp	17,300	6,603
Merck & Co Inc	194,303	21,397
Mesa Laboratories Inc	1,075	182
Mettler-Toledo International Inc *	1,012	1,487
Neurocrine Biosciences Inc *	28,286	3,594
Organon & Co	28,260	735
Orthofix Medical Inc *	707	13
Pacira BioSciences Inc *	5,288	255
Patterson Cos Inc	10,848	309
PerkinElmer Inc	2,727	381
Pfizer Inc	297,063	14,892
Phibro Animal Health Corp, Cl A	8,481	104
Point Biopharma Global Inc, Cl A *	5,646	39
Premier Inc, Cl A	74,285	2,477
Prestige Consumer Healthcare Inc *	2,445	150
QIAGEN NV *	75,275	3,729
Quest Diagnostics Inc	28,100	4,266
Sage Therapeutics Inc *	3,780	155
Tango Therapeutics Inc *(A)	4,108	31
Thermo Fisher Scientific Inc	2,758	1,545
UFP Technologies Inc *	4,480	538

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Therapeutics Corp *	9,974	$2,792
Vanda Pharmaceuticals Inc *	31,927	348
Viatris Inc, Cl W	277,535	3,061
West Pharmaceutical Services Inc	8,137	1,909
Zimmer Biomet Holdings Inc	9,587	1,151

		187,752
Industrials — 8.7%
3M Co	24,992	3,148
AerSale Corp *	6,248	99
Allison Transmission Holdings Inc, Cl A	169,542	7,595
AMERCO	40,970	2,588
Barrett Business Services Inc	922	91
Booz Allen Hamilton Holding Corp, Cl A	13,177	1,402
BWX Technologies Inc	12,362	753
CBIZ Inc *	10,624	527
CH Robinson Worldwide Inc	39,073	3,916
Cummins Inc	31,900	8,012
Ennis Inc	22,072	513
Expeditors International of Washington Inc	41,567	4,824
Exponent Inc	415	43
Franklin Covey Co *	2,670	139
FTI Consulting Inc *	19,429	3,358
General Dynamics Corp	12,444	3,141
Golden Ocean Group Ltd (A)	20,180	170
Heidrick & Struggles International Inc	9,218	274
Hudson Technologies Inc *	36,545	413
Huntington Ingalls Industries Inc	8,141	1,888
Kforce Inc	4,436	262
Landstar System Inc	4,320	747
Lockheed Martin Corp	17,320	8,404
ManpowerGroup Inc	18,761	1,642
Miller Industries Inc/TN	1,588	44
Mueller Industries Inc	3,053	210
National Presto Industries Inc	5,746	397
Northrop Grumman Corp	6,522	3,478
Otis Worldwide Corp	12,204	953
Resources Connection Inc	17,315	334
Robert Half International Inc	29,874	2,353
Rollins Inc	47,393	1,917
Schneider National Inc, Cl B	159,352	4,105
Snap-on Inc	23,500	5,654
Toro Co/The	18,460	2,049
TrueBlue Inc *	6,130	132
V2X Inc *	4,822	195
Werner Enterprises Inc	74,342	3,270

		79,040
Information Technology — 14.5%
A10 Networks Inc	19,818	371
Adeia	2,730	30
Adobe Inc *	620	214
Amdocs Ltd	207,835	18,468

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arrow Electronics Inc *	38,100	$4,143
Autodesk Inc *	4,547	918
Automatic Data Processing Inc	7,128	1,883
Aviat Networks Inc *	6,050	190
Avnet Inc	95,600	4,318
Brightcove Inc *	10,923	60
Broadridge Financial Solutions Inc	13,112	1,955
Cadence Design Systems Inc *	11,908	2,049
Canon Inc ADR	118,860	2,776
Cisco Systems Inc	240,100	11,938
CSG Systems International Inc	108,699	6,722
Dell Technologies Inc, Cl C	38,100	1,706
E2open Parent Holdings Inc *	22,083	130
GoDaddy Inc, Cl A *	14,531	1,150
Guidewire Software Inc *	7,993	474
Hackett Group Inc/The	12,637	292
Hewlett Packard Enterprise Co	321,700	5,398
Intel Corp	371,200	11,162
InterDigital Inc	8,348	419
International Business Machines Corp	99,500	14,816
Jack Henry & Associates Inc	2,145	406
Juniper Networks Inc	9,031	300
KnowBe4 Inc, Cl A *	6,751	167
Microsoft Corp	7,793	1,988
NetApp Inc	8,713	589
Oracle Corp	181,189	15,044
OSI Systems Inc *	28,237	2,498
Progress Software Corp	9,577	511
QUALCOMM Inc	6,909	874
Sapiens International Corp NV	12,332	240
Seagate Technology Holdings PLC	66,900	3,544
Skyworks Solutions Inc	13,832	1,323
SPS Commerce Inc *	1,151	164
SS&C Technologies Holdings Inc	7,136	384
Synopsys Inc *	7,520	2,553
Upland Software Inc *	3,412	26
Western Union Co/The	655,905	9,615
Xperi *	910	10

		131,818
Materials — 3.5%
Ardagh Metal Packaging SA	75,209	336
Balchem Corp	1,573	222
Berry Global Group Inc	63,044	3,694
International Paper Co	67,900	2,521
NewMarket Corp	21,655	6,843
Packaging Corp of America	27,400	3,723
Sealed Air Corp	40,100	2,135
Silgan Holdings Inc	162,068	8,573
Sonoco Products Co	64,500	3,958

		32,005

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 0.8%
Agree Realty Corp ‡	3,282	$230
Broadstone Net Lease Inc, Cl A ‡	18,843	320
BRT Apartments Corp ‡	13,691	282
City Office REIT Inc ‡	10,593	105
Easterly Government Properties Inc, Cl A ‡	4,956	78
Equity Commonwealth ‡	20,740	562
Jones Lang LaSalle Inc *	9,578	1,611
Postal Realty Trust Inc, Cl A ‡	31,783	492
Public Storage ‡	10,204	3,040
RMR Group Inc/The, Cl A	11,476	332

		7,052
Utilities — 4.4%
American States Water Co	6,255	613
Artesian Resources Corp, Cl A	6,994	382
Avista Corp	5,506	227
Black Hills Corp	4,058	291
Chesapeake Utilities Corp	4,569	547
Consolidated Edison Inc	9,448	926
DTE Energy Co	24,800	2,877
Entergy Corp	33,400	3,883
Evergy Inc	135,100	7,999
Hawaiian Electric Industries Inc	9,531	392
MGE Energy Inc	1,899	137
National Fuel Gas Co	101,129	6,698
New Jersey Resources Corp	847	42
Northwest Natural Holding Co	5,265	264
NorthWestern Corp	2,420	141
Otter Tail Corp	50,738	3,026
Portland General Electric Co	97,100	4,780
SJW Group	4,392	328
Spire Inc	6,384	473
UGI Corp	144,100	5,570
Unitil Corp	6,173	338

		39,934
Total Common Stock
(Cost $694,057) ($ Thousands)		881,819

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
3.810% **†(B)	749,563	743

Total Affiliated Partnership
(Cost $749) ($ Thousands)		743

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	9,306,665	$9,307

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (continued)
Total Cash Equivalent
(Cost $9,307) ($ Thousands)		$9,307

Total Investments in Securities — 98.2%
(Cost $704,113) ($ Thousands)		$891,869

A list of the open futures contracts held at November 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
S&P 500 Index E-MINI	81	Dec-2022	$16,255	$16,529	$274

Percentages are based on Net Assets of $907,878 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $757 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $743 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	881,819	–	–	881,819
Affiliated Partnership	–	743	–	743
Cash Equivalent	9,307	–	–	9,307
Total Investments in Securities	891,126	743	–	891,869

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	274	–	–	274
Total Other Financial Instruments	274	–	–	274

*	Futures contracts are valued at the unrealized appreciation on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$3,225	$15,650	$(18,132)	$—	$—	$743	$18	$—
SEI Daily Income Trust, Government Fund, Cl F	8,509	171,077	(170,279)	—	—	9,307	188	—
Totals	$11,734	$186,727	$(188,411)	$—	$—	$10,050	$206	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Global Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.1%
Australia — 0.4%
Coles Group Ltd	35,485	$404
Glencore PLC	217,877	1,469
JB Hi-Fi Ltd	135,300	4,106
Orica Ltd	48,972	490
Rio Tinto Ltd	42,750	3,149
Telstra Corp Ltd	61,038	163
		9,781

Austria — 0.0%
Oberbank AG	175	19
Telekom Austria AG, Cl A	38,558	233
		252

Belgium — 0.5%
Ageas SA/NV	146,595	5,873
Deme Group *	153	19
Etablissements Franz Colruyt NV	116,173	3,037
Solvay SA	39,793	3,906
TINC Comm VA	2,195	28
		12,863

Brazil — 0.1%
Yara International ASA (A)	68,571	3,128

Canada — 4.0%
Atco Ltd/Canada, Cl I	1,600	51
Bank of Montreal	52,300	5,068
Bank of Nova Scotia/The	106,000	5,487
BCE Inc	145,959	6,954
Canadian Imperial Bank of Commerce	202,800	9,692
Canadian Tire Corp Ltd, Cl A	59,600	6,697
Canadian Utilities Ltd, Cl A (A)	70,911	1,924
Cogeco Communications Inc	58,200	3,231
Dollarama Inc	29,900	1,816
Emera Inc	127,600	4,929
Empire Co Ltd, Cl A	80,800	2,183
George Weston Ltd	46,314	5,755

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Great-West Lifeco Inc	172,100	$4,072
Hydro One Ltd	44,400	1,232
Loblaw Cos Ltd	154,651	13,849
Metro Inc/CN, Cl A	85,000	4,850
Power Corp of Canada	239,200	5,971
Quebecor Inc, Cl B	197,400	4,221
TMX Group Ltd	10,200	1,061
Tourmaline Oil Corp	70,700	4,270
		93,313

China — 0.4%
BOC Hong Kong Holdings Ltd	2,014,000	6,433
CITIC Telecom International Holdings Ltd	872,000	288
Fountain SET Holdings Ltd	174,279	18
Kerry Logistics Network Ltd	48,965	86
Wilmar International Ltd	738,100	2,224
		9,049

Denmark — 0.7%
Carlsberg AS, Cl B	43,680	5,463
Danske Bank A/S	99,869	1,779
Novo Nordisk A/S, Cl B	68,373	8,486
Sparekassen Sjaelland-Fyn A/S	1,199	31
		15,759

Finland — 0.8%
Aspo Oyj	27	–
Elisa Oyj, Cl A	122,619	6,311
Kemira	34,311	492
Nordea Bank Abp	13,387	139
Orion Oyj, Cl B	48,040	2,509
Sampo Oyj, Cl A	119,140	5,970
TietoEVRY Oyj	147,700	3,987
		19,408

France — 3.3%
ABC arbitrage	10,682	74
Air Liquide SA	5,781	833
Boiron SA	56	3
Bouygues SA	169,200	5,178
Carrefour SA	699,440	11,847
Dassault Systemes SE	1,247	46
Fountaine Pajot SA	344	37
Orange SA (A)	1,953,141	19,637
Pernod Ricard SA	12,002	2,356
Sanofi	273,220	24,420
Societe BIC SA	77,200	5,046
TotalEnergies SE (A)	133,400	8,250
		77,727

Germany — 1.0%
Allianz SE	16,900	3,570
Bayerische Motoren Werke AG	72,351	6,500
Deutsche Telekom AG	615,200	12,383

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
McKesson Europe AG	1,563	$33
		22,486

Hong Kong — 1.6%
Bank of East Asia Ltd/The	16,792	20
Chinney Investments Ltd	88,000	12
CK Infrastructure Holdings Ltd	533,500	2,698
CLP Holdings Ltd	671,680	4,878
Dah Sing Banking Group Ltd	58,680	41
HK Electric Investments & HK Electric Investments Ltd	5,650,021	4,179
HKT Trust & HKT Ltd	3,762,000	4,590
Jardine Matheson Holdings Ltd	52,800	2,559
Link ‡	362,800	2,452
MTR Corp Ltd	320,500	1,546
New World Development	475,000	1,131
PCCW Ltd	3,158,000	1,382
Plover Bay Technologies Ltd	80,000	26
Power Assets Holdings Ltd	1,591,500	8,216
Prosperity ‡	219,000	49
Regal Hotels International Holdings Ltd *	41,818	13
SmarTone Telecommunications Holdings Ltd	110,513	56
Sun Hung Kai Properties Ltd	239,000	2,885
Taylor Maritime Investments *	23,496	25
Transport International Holdings Ltd	13,200	15
VTech Holdings Ltd	62,233	397
WH Group Ltd	1,374,500	806
Yue Yuen Industrial Holdings Ltd	22	–
		37,976

Ireland — 0.2%
Kerry Group PLC, Cl A	37,217	3,500

Israel — 1.0%
Bank Hapoalim BM	115,254	1,108
Bank Leumi Le-Israel BM	263,580	2,389
Bezeq The Israeli Telecommunication Corp Ltd	918,876	1,690
Check Point Software Technologies Ltd *	85,033	11,295
FIBI Holdings Ltd	3,769	175
First International Bank of Israel	20,983	914
ICL Group Ltd	283,297	2,350
Isracard Ltd	1	–
Neto ME Holdings Ltd *	194	8
Radware Ltd *	59,034	1,218
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	14,424	1,024
Shufersal Ltd	26,804	174
Silicom Ltd *	1,294	59
Strauss Group Ltd	34,839	866
		23,270

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Italy — 1.3%
A2A SpA	3,102,200	$4,121
ACEA SpA	1,883	26
Assicurazioni Generali SpA	11,038	194
Eni SpA	948,500	13,993
Hera SpA	1,645,100	4,522
Iren SpA	598,802	984
Italgas SpA	263,377	1,534
Orsero SpA	4,664	68
Recordati Industria Chimica e Farmaceutica SpA	1,236	52
Snam SpA	822,904	4,156
		29,650

Japan — 8.1%
Achilles Corp	2,300	22
AGC Inc	208,900	6,981
Ahjikan Co Ltd	5,308	34
Akita Bank Ltd	5,600	68
Amano	6,100	110
Anritsu Corp	37,100	395
Aozora Bank Ltd	85,300	1,596
Araya Industrial Co Ltd	3,800	63
Arcs Co Ltd	32,800	497
Asante Inc	5,600	65
Atsugi Co Ltd	8,850	24
Autobacs Seven	21,700	228
Belc Co Ltd	4,500	186
Benesse Holdings Inc	6,600	95
Bridgestone Corp	135,100	5,043
Brother Industries Ltd	291,700	4,688
Calbee Inc	3,400	71
Canon Inc	339,000	7,842
Cawachi Ltd	24,600	375
C'BON COSMETICS Co Ltd	3,200	38
Choushimaru Co Ltd	7,894	64
Chugin Financial Group	20,000	140
CI Takiron	25,400	93
Computer Engineering & Consulting	14,200	156
CONEXIO	8,600	74
Create Medic Co Ltd	2,784	18
Dai Nippon Toryo	4,300	24
Daihatsu Diesel Manufacturing Co Ltd	6,400	27
Doshisha Co Ltd	6,100	67
Earth Corp	12,000	462
Ebara Foods Industry Inc	1,600	37
ENEOS Holdings Inc	1,100,600	3,676
ESTELLE Holdings Co Ltd	6,000	27
Ezaki Glico Co Ltd	33,300	860
Feed One Co Ltd	5,900	28
FJ Next	10,100	70
Fujicco Co Ltd	11,100	151
Fujiya Co Ltd	3,500	66

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fukuda Denshi Co Ltd	800	$24
Fukuoka REIT Corp ‡	21	26
Gakken Holdings Co Ltd	5,400	40
Gakkyusha	6,100	78
Heiwado Co Ltd	37,500	549
Hitachi Ltd	525	28
Hokkan Holdings	5,800	55
Hokuto Corp	24,700	336
Honda Motor Co Ltd	233,100	5,622
House Foods	9,700	190
Hulic Reit Inc ‡	116	144
Inpex Corp	39,900	435
ITOCHU Corp	126,500	3,932
Itochu Enex Co Ltd	13,400	98
Itochu-Shokuhin Co Ltd	953	36
Japan Tobacco Inc	806,200	16,323
J-Oil Mills Inc	1,400	15
JSP	11,300	121
Kaken Pharmaceutical Co Ltd	29,400	837
Kato Sangyo Co Ltd	12,700	322
KDDI Corp	347,300	10,223
Kenedix Retail REIT Corp ‡	156	298
Key Coffee Inc	6,400	95
Kinden Corp	267,500	2,844
Kitano Construction Corp	1,300	23
Kohnan Shoji Co Ltd	138,458	3,308
Komeri Co Ltd	22,700	424
K's Holdings Corp	404,800	3,326
Kyokuyo Co Ltd	13,100	349
KYORIN Holdings Inc	24,100	308
Kyosan Electric Manufacturing	7,800	23
Maezawa Kasei Industries	2,400	24
Marimo Regional Revitalization ‡	33	32
Marubeni Corp	188,700	2,112
Marvelous	6,600	32
McDonald's Holdings Co Japan Ltd	44,500	1,631
Megmilk Snow Brand Co Ltd	16,000	200
Ministop Co Ltd	4,200	43
Miroku Jyoho Service Co Ltd	9,400	102
Mitsubishi Corp	55,800	1,860
Mitsubishi Shokuhin Co Ltd	7,400	173
Mitsui & Co Ltd	259,800	7,462
Mitsui Sugar Co Ltd	2,100	30
Miyoshi Oil & Fat Co Ltd	10,118	72
Mizuho Financial Group Inc	769,640	9,506
Mochida Pharmaceutical Co Ltd	10,800	264
Morinaga & Co Ltd/Japan	2,500	67
Morinaga Milk Industry Co Ltd	6,100	196
Morozoff Ltd	2,522	65
NEC Capital Solutions	1,800	27
NH Foods Ltd	9,300	248
Nichirei Corp	34,400	689

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nichirin Co Ltd	4,100	$56
Nihon Chouzai Co Ltd	11,100	96
Nikko	7,600	34
Nippn Corp	63,800	729
Nippon Air Conditioning Services	5,300	27
Nippon Electric Glass Co Ltd (A)	177,000	3,248
NIPPON EXPRESS HOLDINGS INC	63,900	3,746
NIPPON Investment Corp ‡	148	390
Nippon Telegraph & Telephone Corp	657,500	18,043
Nisshin Oillio Group Ltd/The	1,449	35
Nissin Foods Holdings Co Ltd	9,700	732
Nittoc Construction	10,800	71
NSD CO	1,500	28
Okamoto Industries	1,200	33
Okinawa Cellular Telephone Co	10,822	214
Okinawa Electric Power Co Inc/The	5,800	44
Osaki Electric	7,300	28
Otsuka Holdings Co Ltd	37,300	1,265
OUG Holdings Inc	2,682	47
Ozu Corp	2,400	25
San ju San Financial Group	3,400	37
San-A Co Ltd, Cl A	11,100	349
Sanki Engineering	5,900	68
Sankyo Co Ltd	16,700	647
Secom Co Ltd	12,200	746
Senko Group Holdings Co Ltd	429,100	3,152
Shinmaywa Industries	22,700	166
Showa Sangyo Co Ltd	13,700	242
SKY Perfect JSAT Holdings Inc	661,600	2,430
SoftBank Corp	672,800	7,244
Sojitz Corp	449,600	7,929
SRA Holdings	8,100	182
ST Corp	5,400	60
Sugi Holdings Co Ltd	3,800	170
Sumitomo Corp	302,400	4,906
Sundrug Co Ltd	54,300	1,434
Takamatsu Construction Group Co Ltd	3,300	47
Takasago International	1,300	27
Takeda Pharmaceutical Co Ltd	130,700	3,803
Teijin Ltd	579,200	5,562
Tenpos Holdings Co Ltd	1,300	22
Toho Holdings Co Ltd	1,911	29
TOKAI Holdings	27,900	176
Tokyo Gas Co Ltd	66,000	1,201
Tokyo Seimitsu	9,400	298
Trend Micro Inc/Japan	122,200	6,068
Unicafe Inc	9,700	69
United Super Markets Holdings Inc	81,400	646
Uoriki	1,400	22
USS	14,700	245
Valor Holdings Co Ltd	8,300	105
Vital KSK Holdings Inc	14,300	85

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wowow Inc	6,276	$57
XYMAX REIT Investment Corp ‡	48	42
Yamaguchi Financial Group Inc	365,000	2,148
Yamaya	2,100	37
Yaoko Co Ltd	11,600	560
Yokorei	12,800	92
Zaoh Co Ltd	2,000	26
Zenkoku Hosho Co Ltd	3,000	111
		189,859

Netherlands — 2.5%
ASR Nederland NV	149,500	6,770
Heineken Holding NV	3,172	238
Heineken NV	16,774	1,537
JDE Peet's	15,981	490
Koninklijke Ahold Delhaize NV	822,680	23,722
Koninklijke KPN NV	669,276	2,037
NN Group NV	100,600	4,254
OCI NV	49,195	2,061
Shell PLC	438,619	12,684
Wolters Kluwer NV	47,039	5,130
		58,923

New Zealand — 0.3%
Auckland International Airport Ltd *	108,422	545
Freightways Ltd	25,359	158
Investore Property Ltd ‡	188	–
Spark New Zealand Ltd	1,844,272	5,926
		6,629

Norway — 0.9%
AF Gruppen ASA	582	8
AMSC	9,120	39
Equinor ASA	249,302	9,482
Gjensidige Forsikring ASA	6,641	127
Kongsberg Gruppen ASA	3,672	150
Orkla ASA	758,557	5,342
Sparebank 1 Oestlandet	16,398	187
SpareBank 1 SMN	14,884	175
SpareBank 1 Sorost-Norge	1,460	8
SpareBank 1 SR-Bank ASA	21,294	255
Sparebanken More	280	2
Sparebanken Vest	6,233	55
Telenor ASA	476,409	4,565
Veidekke ASA	7,635	74
		20,469

Portugal — 0.4%
Corticeira Amorim SGPS	45,159	414
Jeronimo Martins SGPS SA	352,050	7,772
Navigator Co SA/The	200,146	804
NOS SGPS SA	29,840	119
REN - Redes Energeticas Nacionais SGPS SA	377,746	990
		10,099

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Singapore — 1.5%
Bukit Sembawang Estates Ltd	9,700	$30
DBS Group Holdings Ltd	129,200	3,346
Great Eastern Holdings Ltd	4,800	63
Jardine Cycle & Carriage Ltd	149,200	3,305
Oversea-Chinese Banking Corp Ltd	904,900	8,282
Sheng Siong Group Ltd	1,456,233	1,754
Singapore Exchange Ltd	317,700	2,112
Singapore Technologies Engineering Ltd	1,000,700	2,520
STMicroelectronics NV	2,130	82
United Overseas Bank Ltd	616,700	14,120
		35,614

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA	327,218	1,908
Banco Santander SA	131,628	389
Cia de Distribucion Integral Logista Holdings SA	270,826	6,320
Endesa SA	330,764	6,056
Financiera Alba	2,011	93
Miquel y Costas & Miquel	2,889	33
Red Electrica Corp SA	349,951	6,063
		20,862

Sweden — 1.1%
Axfood AB	263,848	7,009
Essity AB, Cl B	122,743	2,960
Svenska Handelsbanken AB, Cl A	492,100	4,923
Swedbank, Cl A	468,200	7,503
Swedish Orphan Biovitrum AB *	37,378	796
Telia Co AB	1,204,960	3,243
		26,434

Switzerland — 2.8%
Basellandschaftliche Kantonalbank	120	116
Berner Kantonalbank AG	2,152	506
Crealogix Holding AG *	301	13
Emmi AG	875	757
Graubuendner Kantonalbank	61	108
Helvetia Holding AG	24,300	2,714
Huber + Suhner	764	71
Intershop Holding AG	220	146
Investis Holding SA	813	88
Luzerner Kantonalbank AG	1,005	442
Novartis AG	239,797	21,186
Orior AG	617	48
PSP Swiss Property AG	53,629	5,901
Sonova Holding AG	8,874	2,288
St. Galler Kantonalbank	1,917	972
Swiss Life Holding AG	10,100	5,362
Swiss Prime Site AG	4,976	412
Swisscom AG	28,931	15,495
TX Group AG	175	26
UBS Group AG	395,700	7,252

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Valiant Holding AG	5,633	$600
Walliser Kantonalbank	687	76
Zug Estates Holding, Cl B	48	84
		64,663

United Kingdom — 4.7%
3i Group PLC	241,600	3,922
Aferian PLC	28,544	31
Alliance Pharma PLC	118,812	68
BAE Systems PLC	468,600	4,586
British American Tobacco PLC	233,600	9,464
Bunzl PLC	81,298	2,971
CK Hutchison Holdings Ltd	824,000	4,793
Computacenter PLC	19,974	479
Diageo PLC	1,865	85
FDM Group Holdings	5,402	47
Haleon PLC *	918,400	3,154
HSBC Holdings PLC	1,993,088	12,066
Imperial Brands PLC	809,277	20,568
Kingfisher PLC	1,329,900	3,843
Liberty Global PLC *	94,005	1,944
Liberty Global PLC, Cl A *	50,866	1,021
Odfjell Technology *	214	1
Polar Capital Holdings	24,065	140
Reckitt Benckiser Group PLC	147,349	10,448
RELX PLC	249,897	6,924
Sage Group PLC/The	752,229	7,209
Spirent Communications PLC	331,032	1,140
Standard Chartered PLC	82,902	610
Tesco PLC	1,682,045	4,579
Unilever PLC	208,759	10,314
VH Global Sustainable Energy Opportunities	16,004	20
		110,427

United States — 59.6%
3M Co	25,587	3,223
AbbVie Inc	59,087	9,524
Advance Auto Parts Inc	37,268	5,627
Aflac Inc	175,772	12,643
Air Products and Chemicals Inc	2,303	714
Alliant Energy Corp	20,051	1,129
Allison Transmission Holdings Inc, Cl A	162,700	7,289
Allstate Corp/The	49,100	6,575
Alphabet Inc, Cl A *	53,256	5,378
Alphabet Inc, Cl C *	31,120	3,157
Altria Group Inc	209,177	9,743
Amcor PLC	488,245	6,030
Amdocs Ltd	232,357	20,647
AMERCO *	5,110	323
American Electric Power Co Inc	37,435	3,624
American Financial Group Inc/OH	26,600	3,783
American Software Inc/GA, Cl A	1,583	23
AMETEK Inc	20,187	2,875

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amgen Inc	112,880	$32,329
Amphenol Corp, Cl A	9,436	759
Annaly Capital Management Inc	135,125	2,928
Aon PLC, Cl A	14,117	4,352
Apple Inc	46,713	6,915
AptarGroup Inc	14,366	1,525
Archer-Daniels-Midland Co	100,900	9,838
Arrow Electronics Inc *	77,445	8,421
Ashland Inc	12,954	1,449
AT&T Inc	1,570,459	30,278
AutoZone Inc *	11,538	29,756
Bank of New York Mellon Corp/The	146,400	6,720
Becton Dickinson and Co	21,971	5,478
Berkshire Hathaway, Cl A *	6	2,882
Berkshire Hathaway Inc, Cl B *	40,223	12,815
Berry Global Group Inc	65,400	3,832
Bio-Rad Laboratories Inc, Cl A *	4,831	2,003
BlackRock TCP Capital Corp	7,211	96
Booz Allen Hamilton Holding Corp, Cl A	3,327	354
Bristol-Myers Squibb Co	448,515	36,007
Brown & Brown Inc	14,356	856
CACI International Inc, Cl A *	1,286	402
Cal-Maine Foods Inc	4,291	250
Campbell Soup Co	143,635	7,709
Cardinal Health Inc	15,782	1,265
Casey's General Stores Inc	6,961	1,692
Cboe Global Markets Inc	50,546	6,411
CF Industries Holdings Inc	48,014	5,195
CH Robinson Worldwide Inc	72,571	7,273
Chemed Corp	10,924	5,681
Chevron Corp	58,800	10,779
Church & Dwight Co Inc	174,151	14,258
Cigna Corp	11,842	3,895
Cisco Systems Inc	693,507	34,481
Clorox Co/The	33,806	5,025
CME Group Inc, Cl A	16,277	2,873
Coca-Cola Co/The	111,449	7,089
Cognizant Technology Solutions Corp, Cl A	56,500	3,515
Colgate-Palmolive Co	110,073	8,528
Comcast Corp, Cl A	207,160	7,591
CommVault Systems Inc *	59,319	3,915
Computershare Ltd	13,865	259
Conagra Brands Inc	222,484	8,450
Consolidated Edison Inc	55,255	5,417
Constellation Brands Inc, Cl A	13,646	3,512
Costco Wholesale Corp	22,424	12,092
Crane Holdings Co	61,016	6,464
CSG Systems International Inc	46,100	2,851
Cummins Inc	22,700	5,701
CVS Health Corp	168,822	17,199
Dell Technologies Inc, Cl C	167,400	7,498
Dolby Laboratories Inc, Cl A	55,767	4,175

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dollar General Corp	3,525	$901
Dollar Tree Inc *	25,152	3,780
Domino's Pizza Inc	16,830	6,542
DR Horton Inc	49,100	4,223
DT Midstream Inc	28,882	1,742
DTE Energy Co	56,992	6,612
Duke Energy Corp	36,928	3,690
eBay Inc	76,000	3,453
Ecolab Inc	29,003	4,346
Ennis Inc	10,961	255
Entergy Corp	77,600	9,022
EOG Resources Inc	2,635	374
Everest Re Group Ltd	29,820	10,077
Evergy Inc	148,000	8,763
Expeditors International of Washington Inc	23,473	2,724
Exxon Mobil Corp	138,150	15,382
Fair Isaac Corp *	5,303	3,286
Ferguson	1,134	133
Fidus Investment Corp	485	10
Flowers Foods Inc	169,975	5,108
FMC Corp	12,377	1,617
Ford Motor Co	233,500	3,246
Fox Corp	196,286	6,180
General Dynamics Corp	10,668	2,692
General Mills Inc	312,829	26,684
General Motors Co	76,100	3,087
Genuine Parts Co	7,673	1,407
Gilead Sciences Inc	340,341	29,892
Graco Inc	21,286	1,489
Graham Holdings Co, Cl B	1,701	1,095
Grand Canyon Education Inc *	12,133	1,372
GSK PLC	1,003,480	16,860
Hartford Financial Services Group Inc/The	126,900	9,691
HealthStream Inc *	3,215	82
Henry Schein Inc *	54,594	4,418
Hershey Co/The	38,640	9,087
HF Sinclair Corp	122,668	7,647
Hologic Inc *	4,547	346
Hormel Foods Corp	25,890	1,217
HP Inc	122,400	3,677
Hubbell Inc, Cl B	2,029	515
Humana Inc	8,667	4,766
Incyte Corp *	49,738	3,963
Ingredion Inc	49,600	4,859
Insperity Inc	1,066	126
Intel Corp	424,100	12,753
Intercontinental Exchange Inc	67,158	7,274
International Business Machines Corp	185,702	27,651
J M Smucker Co/The	101,461	15,626
Jack Henry & Associates Inc	11,997	2,272
Jacobs Solutions Inc	30,576	3,869
John B Sanfilippo & Son Inc	6,873	582

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Johnson & Johnson	145,982	$25,985
Juniper Networks Inc	268,906	8,938
Kellogg Co	323,287	23,584
Kimberly-Clark Corp	117,238	15,901
Knight-Swift Transportation Holdings Inc, Cl A	28,280	1,568
Kraft Heinz Co/The	234,900	9,243
Kroger Co/The	468,553	23,048
Lamb Weston Holdings Inc	2,324	202
Liberty Media Corp-Liberty Braves, Cl C *	3,684	120
Lockheed Martin Corp	40,105	19,459
Lowe's Cos Inc	29,000	6,164
Marsh & McLennan Cos Inc	42,564	7,371
McKesson Corp	34,343	13,108
Merck & Co Inc	357,927	39,415
Microsoft Corp	33,655	8,587
Molina Healthcare Inc *	8,133	2,739
Molson Coors Beverage Co, Cl B	169,100	9,319
Mondelez International Inc, Cl A	108,876	7,361
MP Materials Corp *	23,510	782
National Fuel Gas Co	98,400	6,517
Nelnet Inc, Cl A	376	37
Nestle SA	59,473	7,030
NetApp Inc	13,544	916
NetScout Systems Inc *	22,706	847
New Mountain Finance Corp	10,264	131
NewMarket Corp	30,559	9,657
Newmont Corp	11,234	533
NextGen Healthcare Inc *	19,364	403
Noram Drilling *	9,714	54
Northrop Grumman Corp	11,055	5,896
Oaktree Specialty Lending Corp	266	2
Omnicom Group Inc	14,012	1,118
Oracle Corp	255,025	21,175
O'Reilly Automotive Inc *	2,445	2,114
Organon & Co	30,990	806
Owl Rock Capital	15,433	199
PACCAR Inc	51,919	5,499
Packaging Corp of America	59,472	8,082
PepsiCo Inc	41,414	7,683
Pfizer Inc	598,107	29,983
Philip Morris International Inc	72,163	7,193
PPL Corp	146,162	4,315
Prestige Consumer Healthcare Inc *	18,854	1,159
Procter & Gamble Co/The	100,687	15,019
Provident Financial Holdings Inc (A)	2,655	38
Public Storage ‡	18,088	5,390
QIAGEN NV *	580	29
Quest Diagnostics Inc	57,600	8,745
Regeneron Pharmaceuticals Inc *	6,423	4,828
Reliance Steel & Aluminum Co	15,600	3,296
Roche Holding AG	51,610	17,004

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Royal Gold Inc	63,869	$7,174
Royalty Pharma PLC, Cl A	70,988	3,121
RPM International Inc	44,754	4,637
Seagate Technology Holdings PLC	99,000	5,244
Sealed Air Corp	72,882	3,880
Service Corp International/US	24,251	1,733
Sherwin-Williams Co/The	23,691	5,903
Signify NV	78,500	2,653
Silgan Holdings Inc	288,575	15,266
Sixth Street Specialty Lending Inc	17,274	326
SLR Investment Corp	94	1
Sonoco Products Co	81,497	5,001
SS&C Technologies Holdings Inc	37,084	1,994
Stellus Capital Investment Corp	100	1
Synopsys Inc *	2,813	955
Target Corp	33,000	5,513
Taro Pharmaceutical Industries Ltd *	7,891	238
Toro Co/The	3,433	381
Travelers Cos Inc/The	25,134	4,771
Tyson Foods Inc, Cl A	160,648	10,648
UGI Corp	143,450	5,544
UnitedHealth Group Inc	6,655	3,645
USANA Health Sciences Inc *	10,958	603
Verint Systems Inc *	24,865	978
Verizon Communications Inc	944,842	36,830
Vertex Pharmaceuticals Inc *	22,638	7,163
Viavi Solutions Inc *	20,839	236
VMware Inc, Cl A *	1,525	185
Walgreens Boots Alliance Inc	139,562	5,792
Walmart Inc	61,248	9,335
Waste Connections Inc	34,786	4,986
Waste Management Inc	8,646	1,450
Waterstone Financial Inc	39,055	654
WEC Energy Group Inc	10,476	1,039
Werner Enterprises Inc	182,200	8,013
Western Union Co/The	569,617	8,351

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Whirlpool Corp	31,400	$4,601
		1,397,247

Total Common Stock
(Cost $2,198,046) ($ Thousands)		2,299,388

PREFERRED STOCK — 0.0%
Germany — 0.0%
Bayerische Motoren Werke AG	6,069	521

Total Preferred Stock
(Cost $427) ($ Thousands)		521

AFFILIATED PARTNERSHIP — 0.9%
SEI Liquidity Fund, LP
3.810% **†(B)	21,267,961	21,284

Total Affiliated Partnership
(Cost $21,271) ($ Thousands)		21,284

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	32,875,054	32,875

Total Cash Equivalent
(Cost $32,875) ($ Thousands)		32,875

Total Investments in Securities — 100.4%
(Cost $2,252,619) ($ Thousands)		$2,354,068

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
Euro STOXX 50	65	Dec-2022	$2,620	$2,654	$36
FTSE 100 Index	14	Dec-2022	1,242	1,267	21
Hang Seng Index	1	Dec-2022	117	119	2
S&P 500 Index E-MINI	94	Dec-2022	18,706	19,182	476
SPI 200 Index	12	Dec-2022	1,439	1,468	28
TOPIX Index	13	Dec-2022	1,828	1,854	19
			$25,952	$26,544	$582

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Global Managed Volatility Fund (Concluded)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/12/22	SGD	24,267	USD	17,304	$(408)
Barclays PLC	12/12/22	CHF	42,468	USD	43,077	(1,581)
Barclays PLC	12/12/22	SEK	164,735	USD	15,215	(250)
BNP Paribas	12/12/22	AUD	2,780	USD	1,802	(60)
BNP Paribas	12/12/22	DKK	54,333	USD	7,324	(207)
BNP Paribas	12/12/22	CAD	67,819	USD	50,260	219
BNP Paribas	12/12/22	NOK	116,619	USD	11,348	(355)
Brown Brothers Harriman	12/12/22	USD	72	AUD	109	1
Brown Brothers Harriman	12/12/22	USD	64	AUD	96	—
Brown Brothers Harriman	12/12/22	AUD	42	USD	29	—
Brown Brothers Harriman	12/12/22	AUD	151	USD	100	(1)
Brown Brothers Harriman	12/12/22	USD	195	NZD	320	4
Brown Brothers Harriman	12/12/22	USD	57	NZD	92	—
Brown Brothers Harriman	12/12/22	NZD	2	USD	1	—
Brown Brothers Harriman	12/12/22	NZD	329	USD	200	(4)
Brown Brothers Harriman	12/12/22	USD	208	DKK	1,519	2
Brown Brothers Harriman	12/12/22	USD	180	DKK	1,288	(1)
Brown Brothers Harriman	12/12/22	USD	775	HKD	6,064	2
Brown Brothers Harriman	12/12/22	USD	25	HKD	198	—
Brown Brothers Harriman	12/12/22	USD	645	NOK	6,496	7
Brown Brothers Harriman	12/12/22	USD	217	NOK	2,158	(1)
Brown Brothers Harriman	12/12/22	USD	833	SGD	1,148	5
Brown Brothers Harriman	12/12/22	USD	72	SGD	98	—
Brown Brothers Harriman	12/12/22	USD	108	SEK	1,153	—
Brown Brothers Harriman	12/12/22	USD	861	SEK	9,073	(9)
Brown Brothers Harriman	12/12/22	SGD	250	USD	183	—
Brown Brothers Harriman	12/12/22	SGD	1,161	USD	842	(5)
Brown Brothers Harriman	12/12/22	USD	331	CAD	449	1
Brown Brothers Harriman	12/12/22	USD	1,366	CAD	1,822	(22)
Brown Brothers Harriman	12/12/22	CHF	959	USD	1,017	9
Brown Brothers Harriman	12/12/22	CHF	1,161	USD	1,216	(5)
Brown Brothers Harriman	12/12/22	USD	1,445	CHF	1,398	25
Brown Brothers Harriman	12/12/22	USD	1,104	CHF	1,046	(4)
Brown Brothers Harriman	12/12/22	DKK	1,404	USD	196	1
Brown Brothers Harriman	12/12/22	DKK	1,203	USD	166	(1)
Brown Brothers Harriman	12/12/22	GBP	265	USD	318	3
Brown Brothers Harriman	12/12/22	GBP	3,437	USD	4,041	(54)
Brown Brothers Harriman	12/12/22	CAD	4,597	USD	3,438	45
Brown Brothers Harriman	12/12/22	USD	3,724	GBP	3,166	49
Brown Brothers Harriman	12/12/22	USD	1,356	GBP	1,131	(8)
Brown Brothers Harriman	12/12/22	EUR	3,020	USD	3,136	23
Brown Brothers Harriman	12/12/22	EUR	2,637	USD	2,704	(15)
Brown Brothers Harriman	12/12/22	USD	3,312	EUR	3,249	36
Brown Brothers Harriman	12/12/22	USD	2,863	EUR	2,762	(17)
Brown Brothers Harriman	12/12/22	USD	4,602	JPY	650,796	70
Brown Brothers Harriman	12/12/22	USD	2,947	JPY	408,015	(17)
Brown Brothers Harriman	12/12/22	NOK	–	USD	–	—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/12/22	NOK	8,128	USD	800	$(15)
Brown Brothers Harriman	12/12/22	HKD	1,144	USD	147	—
Brown Brothers Harriman	12/12/22	HKD	9,562	USD	1,222	(3)
Brown Brothers Harriman	12/12/22	SEK	3,840	USD	367	6
Brown Brothers Harriman	12/12/22	SEK	7,146	USD	668	(3)
Brown Brothers Harriman	12/12/22	JPY	221,484	USD	1,595	5
Brown Brothers Harriman	12/12/22	JPY	620,157	USD	4,398	(55)
Standard Chartered	12/12/22	NZD	5,312	USD	3,152	(147)
Standard Chartered	12/12/22	GBP	53,047	USD	60,795	(2,406)
Standard Chartered	12/12/22	EUR	115,924	USD	116,068	(3,422)
Standard Chartered	12/12/22	HKD	171,809	USD	21,909	(99)
Standard Chartered	12/12/22	JPY	12,878,290	USD	88,326	(4,136)
						$(12,798)

Percentages are based on Net Assets of $2,345,298 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $20,223 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $21,284 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,299,348	40	–	2,299,388
Preferred Stock	521	–	–	521
Affiliated Partnership	–	21,284	–	21,284
Cash Equivalent	32,875	–	–	32,875
Total Investments in Securities	2,332,744	21,324	–	2,354,068

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	582	–	–	582
Forwards Contracts*
Unrealized Appreciation	–	513	–	513
Unrealized Depreciation	–	(13,311)	–	(13,311)
Total Other Financial Instruments	582	(12,798)	–	(12,216)

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$39,904	$148,234	$(166,855)	$(2)	$3	$21,284	$143	$ —
SEI Daily Income Trust, Government Fund, Cl F	18,237	217,514	(202,876)	—	—	32,875	367	—
Totals	$58,141	$365,748	$(369,731)	$ (2)	$3	$54,159	$510	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.7%
Argentina — 0.2%
Tenaris SA ADR	425,513	$14,667

Australia — 3.9%
Adbri Ltd	443,263	517
Allkem Ltd *	410,831	3,835
Aristocrat Leisure Ltd	103,161	2,446
ASX Ltd	253,266	12,046
Australia & New Zealand Banking Group Ltd	1,602,462	26,696
Beach Energy Ltd	99,164	118
BGP Holdings *(A)	239,898	–
BHP Group Ltd	1,108,316	33,960
BlueScope Steel Ltd	1,826,988	21,727
Computershare Ltd	1,174,211	21,962
CSL Ltd	41,080	8,328
Endeavour Group Ltd/Australia	1,133,660	5,312
Fortescue Metals Group Ltd	1,164,673	15,295
Grange Resources Ltd	19,068	10
IGO Ltd	518,468	5,463
Iluka Resources Ltd	105,802	726
Incitec Pivot Ltd	2,258,871	6,103
Karoon Energy Ltd *	173,077	270
Lynas Rare Earths Ltd *	33,373	195
Macquarie Group Ltd	39,850	4,835
Mineral Resources Ltd	167,910	9,979
Nufarm Ltd/Australia	36,310	148
Orora Ltd	848,712	1,784
Pilbara Minerals Ltd *	3,006,969	9,625
Qantas Airways Ltd *	8,019,061	33,980
Ridley Corp Ltd	27,537	36
Rio Tinto Ltd	637,447	46,954
RPMGlobal Holdings Ltd *	31,213	37
Sierra Rutile Holdings Ltd *	105,802	15
South32 Ltd	10,045,865	27,530
Symbio Holdings Ltd	21,545	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Telstra Group Ltd	2,128,212	$5,697
Terracom Ltd *	1,063,784	621
Whitehaven Coal Ltd	1,138,974	7,668
WiseTech Global Ltd	102,750	4,054
		318,015

Austria — 0.3%
ANDRITZ AG	104,561	5,662
OMV AG	386,772	20,311
Raiffeisen Bank International AG *	115,996	1,806
Wienerberger AG	8,362	219
		27,998

Belgium — 0.0%
Barco NV	6,667	152
Solvay SA	6,864	674
		826

Brazil — 2.2%
Ambev SA	7,581,000	22,907
B3 SA - Brasil Bolsa Balcao	5,396,384	13,094
Banco do Brasil SA	5,023,916	33,848
Cia de Saneamento de Minas Gerais-COPASA *	94,500	284
CPFL Energia SA	2,253,000	14,729
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,144,762	8,587
Gerdau SA ADR (B)	2,402,482	14,655
JBS SA	3,721,100	15,595
Locaweb Servicos de Internet SA *	6,500,668	10,421
MercadoLibre Inc *	2,950	2,746
Minerva SA/Brazil	687,744	1,628
Petroleo Brasileiro SA ADR	374,681	4,380
Telefonica Brasil SA	4,332,018	31,287
Yara International ASA (B)	101,833	4,645
		178,806

Canada — 2.4%
Advantage Energy Ltd *	350,800	2,991
Algoma Steel Group Inc	7,455	49
Atco Ltd/Canada, Cl I	52,100	1,655
Athabasca Oil Corp *	118,000	241
Birchcliff Energy Ltd	604,500	4,789
BRP Inc	157,147	11,668
Canadian Natural Resources Ltd	109,500	6,487
Canfor Corp *	177,499	3,120
Cascades Inc	8,978	55
Celestica Inc *	67,521	748
CES Energy Solutions Corp	67,926	144
Crescent Point Energy Corp	1,232,377	9,499
Dollarama Inc	300,087	18,224
Dundee Precious Metals Inc	5,200	24
Empire Co Ltd, Cl A	44,000	1,189
Enbridge Inc	146,800	6,015

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enerplus Corp	16,800	$310
Enghouse Systems Ltd	15,069	346
Fairfax Financial Holdings Ltd	1,500	854
Finning International Inc	127,000	3,192
Gear Energy Ltd	270,600	233
George Weston Ltd	11,900	1,479
iA Financial Corp Inc	47,500	2,659
Interfor Corp *	48,800	907
International Petroleum Corp *	8,784	100
Kelt Exploration Ltd *	158,400	636
Major Drilling Group International Inc *	7,100	48
Manulife Financial Corp	708,100	12,656
Martinrea International Inc	32,475	285
MEG Energy Corp *	228,200	3,223
Methanex Corp	57,500	2,230
MTY Food Group Inc	3,600	163
Mullen Group Ltd	49,395	558
National Bank of Canada	206,486	14,611
North West Co Inc/The	25,600	714
NuVista Energy Ltd *	424,127	4,317
Obsidian Energy Ltd *	8,410	63
Pason Systems Inc	68,300	809
Pet Valu Holdings Ltd	8,352	242
Peyto Exploration & Development Corp (B)	203,513	2,252
Power Corp of Canada	238,800	5,961
Primo Water Corp	22,107	343
SNC-Lavalin Group Inc	1,281,600	22,943
Spartan Delta Corp *	13,897	158
Stella-Jones Inc	1,695	60
Sun Life Financial Inc	28,400	1,335
TMX Group Ltd	162,300	16,885
Torex Gold Resources Inc *	38,877	357
Toromont Industries Ltd	170,936	12,909
Tourmaline Oil Corp (B)	149,100	9,004
Transcontinental Inc	4,043	51
Uni-Select Inc *	8,336	280
Winpak Ltd	2,700	87
WSP Global Inc	46,200	5,498
		195,656

China — 5.1%
Agricultural Bank of China Ltd, Cl H	9,679,000	3,238
Alibaba Group Holding Ltd *	3,101,700	33,780
Alibaba Group Holding Ltd ADR *	116,864	10,233
Baidu Inc, Cl A *	994,750	13,434
Bank of China Ltd, Cl H	20,444,000	7,250
BYD Co Ltd, Cl H	166,500	4,242
C&D Property Management Group Co Ltd	66,000	37
China Cinda Asset Management Co Ltd, Cl H	1,686,000	222
China CITIC Bank Corp Ltd, Cl H	5,089,000	2,265
China Coal Energy Co Ltd, Cl H	6,935,645	6,453
China Construction Bank Corp, Cl H	49,450,000	29,948
China Everbright Bank Co Ltd, Cl H	292,906	87

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Minsheng Banking Corp Ltd, Cl H	1,934,500	$669
China Overseas Land & Investment Ltd	9,717,000	26,571
China Pacific Insurance Group Co Ltd, Cl H	2,494,886	5,686
China Resources Land Ltd	4,170,000	19,383
China Sanjiang Fine Chemicals Co Ltd	629,092	116
China Shenhua Energy Co Ltd, Cl H	510,000	1,582
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,115,627	374
FIH Mobile Ltd *	597,000	65
GF Securities Co Ltd, Cl H	6,700,600	9,783
Industrial & Commercial Bank of China Ltd, Cl H	35,526,181	17,818
JD.com Inc, Cl A *	164,985	4,713
Kunlun Energy Co Ltd	2,696,000	2,093
Lee & Man Chemical Co Ltd	34,000	25
Lee & Man Paper Manufacturing Ltd	1,034,243	401
Lenovo Group Ltd	12,076,000	10,321
LONGi Green Energy Technology Co Ltd, Cl A *	4,022,978	26,097
Lonking Holdings Ltd	990,732	177
Midea Group Co Ltd, Cl A	4,763,636	32,414
Morimatsu International Holdings Co Ltd *	73,000	76
NetDragon Websoft Holdings Ltd	270,760	540
New China Life Insurance Co Ltd, Cl H	1,672,400	3,928
Oppein Home Group Inc, Cl A	992,870	15,213
People's Insurance Co Group of China Ltd/The, Cl H	1,164,000	393
PetroChina Co Ltd, Cl H	37,686,045	17,160
PICC Property & Casualty Co Ltd	9,836,000	9,972
Pinduoduo Inc ADR *	86,740	7,116
Ping An Insurance Group Co of China Ltd, Cl H	1,847,500	11,414
SITC International Holdings Co Ltd	2,229,670	4,950
TCL Electronics Holdings Ltd *	540,000	222
Tencent Holdings Ltd	349,100	13,211
Topsports International Holdings Ltd	25,541,000	16,412
Trip.com Group Ltd *	93,000	2,945
Trip.com Group Ltd ADR *	815,004	26,039
Xinyi Glass Holdings Ltd	5,125,000	9,932
Yankuang Energy Group Co Ltd, Cl H	228,000	766
		409,766

Denmark — 3.0%
AP Moller - Maersk A/S, Cl B	12,797	27,449
Carlsberg AS, Cl B	45,253	5,660
Coloplast A/S, Cl B	68,110	7,966
D/S Norden A/S	22,741	1,183
Danske Bank A/S *	484,727	8,637
Demant A/S *	337,101	9,527
Genmab A/S *	121,426	55,672
ISS A/S *	1,331	29
Novo Nordisk A/S, Cl B	820,286	101,805
Orsted AS	135,673	11,754

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pandora A/S	137,522	$10,359
Solar A/S, Cl B	1,206	101
		240,142

Finland — 1.2%
Kesko Oyj, Cl B	319,069	6,786
Nokia Oyj	15,410,973	75,130
Orion Oyj, Cl B	153,847	8,037
Sampo Oyj, Cl A	81,630	4,091
Uponor Oyj	13,877	211
		94,255

France — 7.2%
Accor SA *	668,945	17,435
Air Liquide SA	313,919	45,223
Alten SA	4,094	512
Amundi SA	553,735	30,831
BNP Paribas SA	121,340	6,745
Bouygues SA	186,019	5,692
Christian Dior SE	252	190
Cie de Saint-Gobain	95,672	4,365
Cie des Alpes *	1,404	20
Cie Generale des Etablissements Michelin SCA	1,130,758	31,521
Criteo SA ADR *	81,729	2,212
Danone SA	1,232,977	64,120
Dassault Aviation SA	23,390	3,679
Derichebourg SA	3,009	16
Engie SA	662,051	9,958
Esker SA	935	148
EssilorLuxottica SA	35,260	6,515
Euroapi SA *	1	–
Hermes International	5,287	8,502
Ipsen SA	62,126	6,872
La Francaise des Jeux SAEM	22,460	891
Legrand SA	142,913	11,522
L'Oreal SA	44,447	16,517
LVMH Moet Hennessy Louis Vuitton SE	43,250	33,210
Orange SA	957,580	9,628
Pernod Ricard SA	118,004	23,164
Publicis Groupe SA	329,242	21,442
Rexel SA	1,704,085	30,985
Sanofi	700,656	62,624
Sartorius Stedim Biotech	46,571	15,728
Societe BIC SA	320,000	20,918
Societe pour l'Informatique Industrielle	319	15
Sodexo SA	529,987	50,225
SPIE SA	44,128	1,080
Thales SA	90,723	11,484
Vinci SA	41,170	4,113
Wavestone	1,906	87
Worldline SA/France *	536,187	25,133
		583,322

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Germany — 7.4%
adidas AG	157,650	$20,109
BASF SE	563,267	28,377
Bayer AG	1,148,567	65,958
Carl Zeiss Meditec AG	81,372	10,977
Continental AG	846,555	50,695
Covestro AG	2,045,569	81,343
Daimler Truck Holding AG *	716,149	23,358
Deutsche Bank AG	265,876	2,796
Deutsche Boerse AG	269,200	48,952
Deutsche Telekom AG	390,190	7,854
Duerr AG	9,989	336
Fresenius Medical Care AG & Co KGaA	920,171	28,477
GEA Group AG	2,613	106
HUGO BOSS AG	619,814	34,501
Knorr-Bremse AG	224,880	12,684
Koenig & Bauer AG *	1,160	19
Krones AG	2,291	258
Merck KGaA	121,184	21,969
QIAGEN NV *	559,694	27,666
Rational AG	1,381	859
Rheinmetall AG	163,070	32,977
RWE AG	612,544	26,681
SAP SE	385,842	42,361
Scout24 SE	182,664	9,921
Siemens AG	38,528	5,287
Siemens Energy AG	72,759	1,209
Stabilus SE	505	32
Talanx AG	6,479	285
Vitesco Technologies Group AG *	4,008	210
Wacker Chemie AG	57,645	7,326
Washtec AG	1,439	57
		593,640

Greece — 0.0%
HELLENIQ ENERGY HOLDINGS S.A.	10,419	77
Motor Oil Hellas Corinth Refineries SA	9,557	191
National Bank of Greece SA *	31,804	129
		397

Hong Kong — 1.2%
AIA Group Ltd	1,838,400	18,681
ASMPT Ltd	105,900	789
Bank of East Asia Ltd/The	43,480	50
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
NWS Holdings Ltd	22,625	19
Orient Overseas International Ltd	583,503	11,095
Pacific Basin Shipping Ltd	2,596,000	877
Perennial Energy Holdings Ltd	460,000	42
Samsonite International SA *	12,434,300	33,728
Swire Pacific Ltd, Cl A	4,240,500	33,351
		98,632

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	86,492	$618

India — 1.3%
Ahluwalia Contracts India Ltd	4,490	24
AIA Engineering Ltd	5,788	192
Bank of Baroda	3,477,408	7,161
Bank of India	372,150	379
Bharat Dynamics Ltd	40,011	481
Castrol India Ltd	169,647	275
CESC Ltd	235,251	216
City Union Bank Ltd	90,795	212
Coal India Ltd	2,435,742	6,864
Federal Bank Ltd	945,928	1,537
GAIL India Ltd	3,447,129	4,041
Gillette India Ltd	648	41
Godfrey Phillips India Ltd	11,843	264
Gujarat Industries Power Co Ltd	42,932	47
Gujarat Pipavav Port Ltd	147,209	166
Gujarat State Petronet Ltd	87,691	291
HDFC Bank Ltd ADR	335,491	23,676
Hindustan Aeronautics Ltd	135,113	4,607
Indian Bank	77,796	257
Ingersoll Rand India Ltd	2,967	80
ITC Ltd	2,071,397	8,677
J Kumar Infraprojects Ltd	22,779	79
Karnataka Bank Ltd/The	166,869	297
Karur Vysya Bank Ltd/The	467,036	578
Kewal Kiran Clothing Ltd	9,323	56
Kirloskar Pneumatic Co Ltd	8,014	61
KRBL Ltd	28,450	144
Lakshmi Machine Works Ltd	647	106
Larsen & Toubro Ltd GDR	476,817	12,183
Mazagon Dock Shipbuilders Ltd	38,620	433
Multi Commodity Exchange of India Ltd	19,754	381
Nava Ltd	28,192	64
Oracle Financial Services Software Ltd	17,989	691
Orient Green Power Co Ltd *	39,573	4
Precision Wires India Ltd	15,991	21
Ram Ratna Wires Ltd	11,455	25
Reliance Industries Ltd	195,820	6,587
RITES Ltd	22,517	102
Shanthi Gears Ltd	17,918	84
SJVN Ltd	703,982	346
South Indian Bank Ltd/The *	48,714	10
Tech Mahindra Ltd	1,557,636	20,786
Techno Electric & Engineering Co Ltd	6,253	24
Torrent Power Ltd	24,007	159
Transport Corp of India Ltd	6,094	52
Triveni Turbine Ltd	36,384	129
Ujjivan Financial Services Ltd *	97,734	345
Union Bank of India Ltd	280,643	282
VST Tillers Tractors Ltd	829	24

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WNS Holdings Ltd ADR *	11,264	$950
Wonderla Holidays Ltd *	60,863	293
		104,784

Indonesia — 0.6%
ABM Investama Tbk PT	841,567	197
Adaro Energy Indonesia Tbk PT	27,575,900	6,824
AKR Corporindo Tbk PT	5,213,900	461
Alam Sutera Realty Tbk PT *	2,571,500	29
Bank Central Asia Tbk PT	10,352,100	6,150
Bank Danamon Indonesia Tbk PT	360,600	69
Bank Mandiri Persero Tbk PT	2,775,000	1,872
Bank Rakyat Indonesia Persero Tbk PT	39,891,934	12,690
Bank Tabungan Negara Persero Tbk PT	1,173,300	115
BFI Finance Indonesia Tbk PT	1,402,400	102
Bukit Asam Tbk PT	2,143,554	520
Champ Resto Indonesia Tbk PT *	92,800	11
Ciputra Development Tbk PT	1,228,383	79
Dharma Satya Nusantara Tbk PT	1,371,800	53
Elnusa Tbk PT	3,901,400	81
Energi Mega Persada Tbk PT *	5,896,700	127
First Pacific Co Ltd	202,000	63
First Resources Ltd	32,800	39
Gudang Garam Tbk PT	61,552	78
Hanjaya Mandala Sampoerna Tbk PT	2,199,259	135
Indo Tambangraya Megah Tbk PT	341,200	909
Jaya Konstruksi Manggala Pratama Tbk PT *	2,342,500	23
Medco Energi Internasional Tbk PT	2,893,700	197
Mitra Adiperkasa Tbk PT *	1,021,800	94
Paninvest Tbk PT *	258,364	25
Perusahaan Gas Negara Tbk PT	9,339,563	1,124
Prima Andalan Mandiri Tbk PT	235,775	103
Rmk Energy Tbk PT *	220,500	14
Samudera Indonesia Tbk PT	96,750	14
Telkom Indonesia Persero Tbk PT	14,751,700	3,806
Triputra Agro Persada PT	7,307,227	316
United Tractors Tbk PT	4,476,000	8,804
		45,124

Ireland — 1.1%
AIB Group PLC	10,417,119	33,472
Bank of Ireland Group PLC	1,536,067	12,603
Greencore Group PLC *	6,842,715	5,248
ICON PLC *	162,070	34,916
		86,239

Israel — 1.2%
Bank Hapoalim BM	850,484	8,177
Bank Leumi Le-Israel BM	1,853,386	16,800
Check Point Software Technologies Ltd *	480,300	63,798
Dor Alon Energy in Israel 1988 Ltd	484	16
First International Bank Of Israel Ltd/The	2,362	103
ICL Group Ltd	987,882	8,196

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Isracard Ltd	18	$–
Israel Discount Bank Ltd, Cl A	547,866	3,244
		100,334

Italy — 1.3%
Azimut Holding SpA	125,634	2,533
Banca IFIS SpA	54,106	738
Banca Mediolanum SpA	28,669	240
Coca-Cola HBC AG *	58,393	1,411
Danieli & C Officine Meccaniche SpA	5,930	92
Enel SpA	3,203,732	17,102
ERG SpA	1,518	48
Prysmian SpA	1,056,977	36,857
Recordati Industria Chimica e Farmaceutica SpA	61,283	2,595
Sanlorenzo SpA/Ameglia	1,602	58
Stellantis NV	346,870	5,414
Tenaris SA	252,490	4,337
UniCredit SpA	2,166,682	29,281
		100,706

Japan — 9.6%
A&D HOLON Holdings Co Ltd	7,000	53
Adastria Co Ltd	24,400	354
Advantest Corp	287,105	19,338
Adways Inc	12,600	50
Aeon Delight Co Ltd	6,400	135
AEON Financial Service Co Ltd	174,400	1,857
Ain Holdings Inc	500	24
Aisan Industry Co Ltd	12,800	65
AIT Corp	2,100	22
Akita Bank Ltd/The	2,200	27
Alfresa Holdings Corp	44,800	540
Alps Alpine Co Ltd	24,600	234
Alps Logistics Co Ltd	3,300	28
Amano Corp	3,100	56
Anritsu Corp	29,100	310
AOKI Holdings Inc	9,600	48
Arealink Co Ltd	2,000	28
Argo Graphics Inc	1,200	33
ARTERIA Networks Corp	15,000	135
Asahi Co Ltd	3,400	33
Asahi Group Holdings Ltd	1,412,900	44,843
ASAHI YUKIZAI CORP	2,000	39
ASKUL Corp	40,400	462
Ateam Inc	13,100	79
Avant Group Corp	13,200	144
Awa Bank Ltd/The	12,700	187
Axial Retailing Inc	1,100	27
Bandai Namco Holdings Inc	67,200	4,406
Bank of Iwate Ltd/The	5,400	75
Bank of Nagoya Ltd/The	2,400	56
Bank of Saga Ltd/The	1,800	21

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank of the Ryukyus Ltd	6,400	$39
Base Co Ltd	1,600	45
Benefit One Inc	2,900	46
BIPROGY Inc	91,100	2,170
BrainPad Inc *	10,700	70
Brother Industries Ltd	1,511,100	24,287
Business Engineering Corp	1,600	26
BuySell Technologies Co Ltd	1,800	89
Canon Inc	45,000	1,041
Capcom Co Ltd (B)	163,760	4,938
Central Security Patrols Co Ltd	6,900	121
Chino Corp	2,200	29
Chuo Warehouse Co Ltd	3,900	26
CKD Corp	4,700	70
COLOPL Inc	130,700	649
Creek & River Co Ltd	2,600	39
CTS Co Ltd	3,600	22
Dai-Dan Co Ltd	1,600	25
Daihatsu Diesel Manufacturing Co Ltd	22,200	93
Daihen Corp	900	27
Dai-ichi Life Holdings Inc	210,000	3,855
Daiichi Sankyo Co Ltd	179,400	5,880
Daisue Construction Co Ltd	7,500	65
Daito Trust Construction Co Ltd	28,300	3,125
Daiwa House Industry Co Ltd	172,200	3,924
Digital Arts Inc	6,000	286
Digital Information Technologies Corp	4,800	69
Doshisha Co Ltd	1,200	13
Ehime Bank Ltd/The	6,800	43
Eiken Chemical Co Ltd	25,600	353
Elecom Co Ltd	29,600	313
Elematec Corp	2,700	30
en Japan Inc	17,000	303
Enigmo Inc	22,100	96
ESPEC Corp	1,700	25
Fast Retailing Co Ltd	3,000	1,765
FINDEX Inc	7,700	31
Frontier Management Inc *	2,800	29
Fudo Tetra Corp	2,000	22
Fuji Corp/Aichi	21,700	328
Fuji Corp/Miyagi	3,000	28
Fujitsu Ltd	156,800	21,056
Fukui Computer Holdings Inc	3,300	70
Fukuoka Financial Group Inc	432,400	8,384
Funai Soken Holdings Inc	2,300	47
Gakken Holdings Co Ltd	6,300	47
Gakujo Co Ltd	4,500	49
Glory Ltd	4,500	75
GMO GlobalSign Holdings KK	900	26
GS Yuasa Corp	11,100	174
GungHo Online Entertainment Inc *	128,800	1,943
Gunze Ltd	3,200	92

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hino Motors Ltd *	103,400	$465
Hirose Electric Co Ltd	4,900	649
Hitachi Ltd	891,200	47,166
Hito Communications Holdings Inc	2,700	32
Hodogaya Chemical Co Ltd	1,000	23
Hokuhoku Financial Group Inc	20,100	135
Horiba Ltd	7,600	346
Hosokawa Micron Corp	3,800	81
Hotland Co Ltd	11,600	128
Hoya Corp	120,800	12,370
Hyakujushi Bank Ltd/The	9,400	122
Ichikoh Industries Ltd	12,400	38
Ichinen Holdings Co Ltd	2,900	26
Inaba Denki Sangyo Co Ltd	2,100	42
I-PEX Inc	6,700	64
ISB Corp	4,200	40
Ishihara Sangyo Kaisha Ltd	3,800	31
Isuzu Motors Ltd	1,322,300	17,146
Izumi Co Ltd	3,000	65
Japan Electronic Materials Corp	10,500	119
Japan Exchange Group Inc	2,200	32
Japan Lifeline Co Ltd	29,300	202
Japan Medical Dynamic Marketing Inc	20,400	153
Japan Post Holdings Co Ltd	6,415,100	49,760
Japan Post Insurance Co Ltd	294,300	4,844
Japan Transcity Corp	6,000	22
JCU Corp	2,300	57
JINS Holdings Inc	3,300	103
JK Holdings Co Ltd	3,500	26
JP-Holdings Inc	43,000	86
JTEKT Corp	24,600	181
Kanaden Corp	3,400	27
Kanamoto Co Ltd	5,200	85
Kandenko Co Ltd	5,900	37
Kanematsu Corp	9,600	106
Kao Corp	543,000	21,506
KAWADA TECHNOLOGIES Inc	2,700	66
KDDI Corp	292,800	8,619
Keyence Corp	53,078	22,226
Kimura Unity Co Ltd	4,900	27
Koatsu Gas Kogyo Co Ltd	5,100	24
Komatsu Ltd	1,346,600	30,960
Konica Minolta Inc	527,500	2,173
Konoike Transport Co Ltd	4,400	50
Kumagai Gumi Co Ltd	24,800	454
Kyodo Printing Co Ltd	1,700	36
Kyokuto Kaihatsu Kogyo Co Ltd	4,300	42
LAC Co Ltd	6,400	36
Lasertec Corp	17,000	3,171
Lawson Inc	11,400	404
Lifedrink Co Inc	2,700	38
M&A Research Institute Inc *	7,600	410

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Makita Corp	575,500	$13,119
Mandom Corp	5,600	58
Marubeni Corp	772,500	8,648
Maruzen Showa Unyu Co Ltd	1,200	28
Mazda Motor Corp	420,900	3,312
MCJ Co Ltd	8,700	60
Media Do Co Ltd *	17,800	249
Medical Data Vision Co Ltd	14,200	105
Medipal Holdings Corp	38,500	509
Megachips Corp *	2,700	52
Meidensha Corp	6,800	98
MEIJI Holdings Co Ltd	1,800	85
Meisei Industrial Co Ltd	17,100	89
Menicon Co Ltd	8,200	174
METAWATER Co Ltd	2,500	32
Micronics Japan Co Ltd	9,000	96
Mimasu Semiconductor Industry Co Ltd	3,800	71
MIRAIT ONE corp	18,600	203
Miroku Jyoho Service Co Ltd	11,800	129
Mito Securities Co Ltd	10,400	17
Mitsubishi Electric Corp	849,700	8,427
Mitsubishi Heavy Industries Ltd	169,400	6,673
Mitsubishi Shokuhin Co Ltd	8,400	197
Mitsubishi UFJ Financial Group Inc	8,774,000	47,352
Mitsui & Co Ltd	196,000	5,630
MIXI Inc	264,700	4,718
Miyazaki Bank Ltd/The	1,800	30
Monogatari Corp/The	5,100	259
Morita Holdings Corp	3,900	36
MS&AD Insurance Group Holdings Inc	64,500	1,895
Musashino Bank Ltd/The	7,600	103
Nachi-Fujikoshi Corp	3,900	109
Nagano Keiki Co Ltd	3,000	25
NEC Corp	61,600	2,170
NEOJAPAN Inc	3,000	22
Nice Corp	2,600	25
Nichias Corp	13,500	237
Nihon Chouzai Co Ltd	5,600	49
Nihon M&A Center Holdings Inc	78,500	1,064
Nikon Corp	4,062,500	39,309
Nippon Ceramic Co Ltd	2,600	50
Nippon Road Co Ltd/The	1,100	49
Nippon Seisen Co Ltd	900	28
Nippon Thompson Co Ltd	24,700	110
Nissan Tokyo Sales Holdings Co Ltd	86,600	186
Nisshinbo Holdings Inc	20,100	148
Nissin Corp	2,100	31
Nissin Electric Co Ltd	16,100	157
Nisso Corp	8,500	37
Nitto Boseki Co Ltd	10,600	169
Nitto Kohki Co Ltd	2,900	32
Nitto Seiko Co Ltd	5,400	20

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nittoc Construction Co Ltd	10,500	$69
Nittoku Co Ltd	4,300	72
Nohmi Bosai Ltd	2,700	31
Nojima Corp	13,400	135
Nomura Co Ltd	8,700	65
Noritz Corp	7,900	85
NS Solutions Corp	6,100	152
Obara Group Inc	1,400	35
OBIC Business Consultants Co Ltd	1,500	51
Okabe Co Ltd	6,100	32
Okamura Corp	11,400	117
Omron Corp	10,600	546
One Career Inc *	1,400	39
Optim Corp *	17,100	146
Oracle Corp Japan *	10,400	610
ORIX Corp	1,332,700	21,368
Oro Co Ltd	2,800	38
Pack Corp/The	2,500	46
Pegasus Sewing Machine Manufacturing Co Ltd	4,100	29
Persol Holdings Co Ltd	7,100	163
Pickles Holdings Co Ltd	3,100	24
Pigeon Corp	225,200	3,340
Prestige International Inc	15,900	82
Pronexus Inc	16,200	113
Proto Corp	3,800	35
QB Net Holdings Co Ltd	3,500	38
Qol Holdings Co Ltd	12,600	104
Recruit Holdings Co Ltd	395,600	12,667
Resona Holdings Inc	5,309,800	25,289
Ricoh Co Ltd	24,800	195
Riso Kagaku Corp	2,300	40
Rock Field Co Ltd	3,700	39
Ryohin Keikaku Co Ltd	90,900	959
S Foods Inc	3,300	69
Sakai Heavy Industries Ltd	1,000	25
Sakai Moving Service Co Ltd	1,000	33
San ju San Financial Group Inc	5,300	57
Sanyo Denki Co Ltd	700	32
Sato Holdings Corp	4,200	60
SB Technology Corp	5,100	77
Scroll Corp	27,900	143
Secom Co Ltd	5,400	330
Seiko Epson Corp	105,800	1,648
Seino Holdings Co Ltd	9,200	80
Sekisui Jushi Corp	5,200	68
Seria Co Ltd	4,000	73
Seven & i Holdings Co Ltd	193,100	7,775
Shibaura Machine Co Ltd	8,200	164
Shibusawa Warehouse Co Ltd/The	2,400	36
Shimamura Co Ltd	67,800	6,092
Shimano Inc	42,400	7,248

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shimojima Co Ltd	3,500	$24
Shinagawa Refractories Co Ltd	1,300	37
Shin-Etsu Chemical Co Ltd	28,700	3,675
Shinnihon Corp	3,800	21
Shinnihonseiyaku Co Ltd	6,200	61
Shofu Inc	1,700	30
Showa Denko KK	1,733,000	27,628
SIGMAXYZ Holdings Inc	10,700	105
SMK Corp	1,400	27
SMS Co Ltd *	435,000	11,561
Sodick Co Ltd	12,000	66
Sohgo Security Services Co Ltd	10,400	280
Sompo Holdings Inc	84,900	3,706
Sony Group Corp	185,859	15,237
Sprix Ltd	2,400	17
Star Micronics Co Ltd	14,100	179
Studio Alice Co Ltd	4,400	66
Subaru Corp	1,033,300	17,514
Sumitomo Mitsui Construction Co Ltd	95,000	289
Sumitomo Mitsui Financial Group Inc	171,500	5,760
Sun-Wa Technos Corp	2,900	32
Suzuken Co Ltd/Aichi Japan	7,200	192
Syuppin Co Ltd	3,400	36
T&D Holdings Inc	484,600	5,830
Tadano Ltd	14,000	100
Takamatsu Construction Group Co Ltd	1,600	23
Takaoka Toko Co Ltd	4,000	54
Takara Holdings Inc	27,000	209
Takara Standard Co Ltd	15,500	148
Takeda Pharmaceutical Co Ltd	492,500	14,331
Takuma Co Ltd	12,000	111
Tayca Corp	4,400	41
Teikoku Electric Manufacturing Co Ltd	6,900	118
Temairazu Inc	1,400	53
TIS Inc	126,200	3,573
Tocalo Co Ltd	4,000	36
Tochigi Bank Ltd/The	17,500	41
Toei Animation Co Ltd	95,200	10,131
Toho Bank Ltd/The	22,100	33
Toho Holdings Co Ltd	52,200	804
Tokio Marine Holdings Inc	572,800	11,693
Tokyo Seimitsu Co Ltd	31,900	1,012
Tokyotokeiba Co Ltd	14,400	421
Tokyu Construction Co Ltd	20,900	99
Tomy Co Ltd	33,000	300
Topcon Corp	22,500	272
Toray Industries Inc	2,154,900	11,481
Toyo Engineering Corp *	8,200	35
Transcosmos Inc *	4,500	106
Trend Micro Inc/Japan *	63,500	3,153
Trusco Nakayama Corp	2,400	36
Tsubakimoto Chain Co	4,700	107

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tsuruha Holdings Inc	3,800	$244
Ubicom Holdings Inc *	2,300	39
Ushio Inc	31,000	403
USS Co Ltd	17,100	284
UT Group Co Ltd	2,700	53
V Technology Co Ltd	7,200	141
Valor Holdings Co Ltd	3,300	42
ValueCommerce Co Ltd	4,900	75
Vector Inc	21,500	201
VINX Corp	3,200	39
Visional Inc *	2,200	166
Waseda Academy Co Ltd	3,800	32
Will Group Inc	3,600	36
Wowow Inc	2,300	21
Xebio Holdings Co Ltd	13,700	93
YAMABIKO Corp	11,700	96
YAMADA Consulting Group Co Ltd	2,000	16
Yamae Group Holdings Co Ltd	4,100	42
Yamaichi Electronics Co Ltd	10,700	144
Yamazen Corp	12,800	93
Yokogawa Electric Corp	6,800	127
Yokowo Co Ltd	11,200	196
Yondenko Corp	1,900	24
Yossix Holdings Co Ltd	3,400	52
Yushin Precision Equipment Co Ltd	5,700	28
Zenrin Co Ltd	6,200	39
ZIGExN Co Ltd	23,400	61
		776,084

Luxembourg — 0.3%
ArcelorMittal SA	874,930	23,737

Macao — 0.9%
Galaxy Entertainment Group Ltd *	5,202,000	31,647
Sands China Ltd *	16,053,600	43,921
		75,568

Malaysia — 0.1%
Alliance Bank Malaysia Bhd	315,700	276
Berjaya Food Bhd	289,400	67
British American Tobacco Malaysia Bhd	27,100	69
Carlsberg Brewery Malaysia Bhd	19,300	99
Gamuda Bhd	410,000	368
Gas Malaysia Bhd	125,900	95
Genting Plantations Bhd (Malaysia)	49,600	69
Heineken Malaysia Bhd	32,700	185
Hong Leong Financial Group Bhd	142,120	593
IOI Corp Bhd	446,900	385
Pantech Group Holdings Bhd	216,400	35
Petron Malaysia Refining & Marketing Bhd	15,700	15
Petronas Gas Bhd	143,900	544
RHB Bank Bhd	819,100	1,038
Sime Darby Plantation Bhd	807,800	775
		4,613

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)

Mexico — 0.5%
Arca Continental SAB de CV	113,310	$939
Grupo Aeroportuario del Centro Norte SAB de CV ADR (B)	177,684	12,353
Ternium SA ADR	221,585	6,978
Wal-Mart de Mexico SAB de CV	4,854,207	19,105
		39,375

Netherlands — 4.7%
Adyen NV *	3,990	6,219
Argenx SE ADR *	8,420	3,351
ASML Holding NV	63,267	38,220
EXOR NV *	42,585	3,308
HAL Trust	1,071	138
Heineken Holding NV	39,809	2,982
ING Groep NV	5,234,148	62,806
Koninklijke Ahold Delhaize NV	1,217,070	35,095
Koninklijke Philips NV	2,141,084	31,746
NN Group NV	750,094	31,719
OCI NV	246,186	10,312
Randstad NV	843,878	48,366
Signify NV	1,392,867	47,073
TomTom NV *	3,305	27
Universal Music Group NV	539,974	12,706
Wolters Kluwer NV	412,438	44,977
		379,045

New Zealand — 0.0%
Mainfreight Ltd	641	29

Norway — 1.1%
Aker BP ASA	158,610	5,450
AutoStore Holdings Ltd *	2,599,057	4,761
DNB Bank ASA	1,695,846	32,704
Equinor ASA	906,288	34,470
Gjensidige Forsikring ASA	479,855	9,148
Hoegh Autoliners ASA	23,870	139
Kongsberg Gruppen ASA	16,965	695
MPC Container Ships ASA	291,948	548
Norsk Hydro ASA	115,991	863
		88,778

Philippines — 0.0%
LT Group Inc	410,700	68
Puregold Price Club Inc	120,000	76
Semirara Mining & Power Corp, Cl A	206,500	123
		267

Poland — 0.1%
Bank Handlowy w Warszawie SA	10,916	179
Cognor Holding SA	41,096	36
Enea SA *	159,279	205
Orange Polska SA *	329,556	465
PGE Polska Grupa Energetyczna SA *	730,635	1,056

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Powszechny Zaklad Ubezpieczen SA	1,033,569	$7,313
		9,254

Portugal — 0.1%
Jeronimo Martins SGPS SA	338,651	7,476
Navigator Co SA/The	11,586	47
		7,523

Qatar — 0.2%
Aamal Co	623,035	176
Gulf International Services QSC *	152,244	66
Industries Qatar QSC	937,623	3,857
Mekdam Holding Group	11,947	26
Ooredoo QPSC	654,105	1,593
Qatar Insurance Co SAQ	283,249	156
Qatar National Bank QPSC	1,134,214	6,132
Qatari Investors Group QSC	229,054	117
		12,123

Saudi Arabia — 0.8%
Abdullah Al Othaim Markets Co	2,479	76
Al Hammadi Holding	38,218	429
Alamar Foods	1,279	49
Alinma Bank	442,817	4,099
Arab National Bank	198,187	1,832
Arabian Cement Co/Saudi Arabia	79,732	731
Arabian Centres Co Ltd	19,631	104
Arabian Internet & Communications Services Co	26,293	1,736
Astra Industrial Group	142,790	2,006
Banque Saudi Fransi	83,085	952
Bawan Co	143,143	1,320
Dar Al Arkan Real Estate Development Co *	664,375	2,453
Etihad Etisalat Co	980,982	9,568
Kingdom Holding Co	113,492	241
Mobile Telecommunications Co Saudi Arabia *	103,552	309
Nahdi Medical Co	5,133	261
Sahara International Petrochemical Co	327,434	3,172
Saudi Basic Industries Corp	952,255	21,207
Saudi Electricity Co	1,190,718	7,896
Saudi Investment Bank/The	206,609	1,038
Saudi Telecom Co	490,964	5,047
Saudia Dairy & Foodstuff Co	7,370	428
Savola Group/The	28,214	216
		65,170

Singapore — 0.4%
DBS Group Holdings Ltd	441,900	11,444
Jardine Cycle & Carriage Ltd	103,200	2,286
Sembcorp Industries Ltd	271,900	639
Singapore Technologies Engineering Ltd	171,700	432
STMicroelectronics NV	401,229	15,367

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
STMicroelectronics NV, Cl Y	29,966	$1,165
		31,333

South Africa — 0.5%
ArcelorMittal South Africa Ltd *	135,846	37
Astral Foods Ltd	5,512	55
Clicks Group Ltd	823,622	14,292
Exxaro Resources Ltd	32,917	437
Investec Ltd	16,991	104
Motus Holdings Ltd	28,520	196
Ninety One Ltd	52,579	125
Sappi Ltd	106,592	308
Shoprite Holdings Ltd	284,540	4,257
Thungela Resources Ltd	34,843	638
Tiger Brands Ltd	1,763,545	20,127
		40,576

South Korea — 4.8%
BNK Financial Group Inc	875,082	4,959
Coway Co Ltd	265,819	11,703
Daishin Securities Co Ltd	13,242	149
DGB Financial Group Inc	160,918	975
Fila Holdings Corp	1,070,000	27,240
Hana Financial Group Inc	1,691,840	57,864
Hanwha Aerospace Co Ltd	10,965	608
Ilshin Spinning Co Ltd	206	16
KB Financial Group Inc	250,766	9,957
KT Corp	220,354	6,290
KT Corp ADR	444,846	6,344
KT&G Corp	554,420	42,069
LG Corp	595,460	38,402
LG Electronics Inc	166,569	12,569
POSCO Holdings Inc	28,860	6,606
Sajodaerim Corp	1,585	31
Samsung Card Co Ltd	11,760	290
Samsung Electronics Co Ltd	1,954,236	93,899
Shinhan Financial Group Co Ltd	663,732	19,242
SK Telecom Co Ltd	1,153,214	43,967
SPC Samlip Co Ltd	642	34
Taeyoung Engineering & Construction Co Ltd	9,553	36
Unid Co Ltd	3,050	230
UNIDBTPLUS CO LTD *	4,782	23
Woori Financial Group Inc	202,484	2,023
		385,526

Spain — 1.2%
Amadeus IT Group SA, Cl A *	602,400	32,228
CaixaBank SA	6,383,225	23,482
Cia de Distribucion Integral Logista Holdings SA	1,410	33
Corp ACCIONA Energias Renovables SA	113,182	4,442
Industria de Diseno Textil SA	1,348,679	34,835

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Laboratorios Farmaceuticos Rovi SA	3,391	$129
		95,149

Sweden — 1.2%
Assa Abloy AB, Cl B	637,469	14,395
Bilia AB, Cl A	9,595	106
Clas Ohlson AB, Cl B	11,877	87
Essity AB, Cl B	919,990	22,185
H & M Hennes & Mauritz AB, Cl B	950,690	10,498
Hexagon AB, Cl B	1,218,451	13,722
Inwido AB	8,333	82
Securitas AB, Cl B	3,185,669	25,735
Telefonaktiebolaget LM Ericsson, Cl B	1,507,439	9,370
Volvo AB, Cl B	30,084	544
		96,724

Switzerland — 4.7%
Belimo Holding AG	516	237
Calida Holding AG	1,116	55
Cie Financiere Richemont SA, Cl A	109,563	14,425
Credit Suisse Group AG	1,354,824	4,116
dormakaba Holding AG	273	97
Georg Fischer AG	678	41
Julius Baer Group Ltd	99,372	5,685
Kuehne + Nagel International AG	80,680	19,467
Lonza Group AG	25,310	13,225
Nestle SA	371,870	43,959
Novartis AG	141,086	12,465
Partners Group Holding AG	29,950	29,638
Roche Holding AG	327,000	106,078
Sonova Holding AG	57,868	14,923
Straumann Holding AG	105,168	12,190
Swatch Group AG/The, Cl B	252,283	67,047
u-blox Holding AG	3,173	410
UBS Group AG	1,658,674	30,398
Zehnder Group AG	2,587	153
		374,609

Taiwan — 2.3%
Asustek Computer Inc	1,139,000	9,900
Evergreen Marine Corp Taiwan Ltd	1,945,800	10,446
General Interface Solution Holding Ltd	777,184	2,261
Grape King Bio Ltd	41,000	189
Holtek Semiconductor Inc	364,000	849
Hon Hai Precision Industry Co Ltd	13,164,000	43,103
Lanner Electronics Inc	44,000	137
Largan Precision Co Ltd	560,000	42,194
Lite-On Technology Corp	1,636,000	3,491
Novatek Microelectronics Corp	505,000	4,948
Pacific Construction Co	21,000	6
Pou Chen Corp	4,924,000	5,186
Radiant Opto-Electronics Corp	35,000	120
Realtek Semiconductor Corp	658,000	6,841
Rodex Fasteners Corp	34,000	82

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Simplo Technology Co Ltd	425,000	$4,212
Taiwan Semiconductor Manufacturing Co Ltd	1,703,000	27,350
Taiwan Semiconductor Manufacturing Co Ltd ADR	232,073	19,257
Yuanta Financial Holding Co Ltd	1,938,922	1,427
		181,999

Thailand — 1.6%
Bangchak Corp PCL NVDR	1,013,100	923
Bangkok Bank PCL	1,761,600	7,238
Bangkok Bank PCL NVDR	1,225,100	5,033
Bangkok Chain Hospital PCL	306,500	177
Bank of Ayudhya PCL	37,100	33
Banpu PCL NVDR	15,688,300	5,866
Bumrungrad Hospital PCL NVDR	114,200	739
Eastern Water Resources Development and Management PCL NVDR	230,700	36
Electricity Generating PCL NVDR	11,100	54
Esso Thailand PCL NVDR	2,776,700	958
Indorama Ventures PCL	953,300	1,156
Indorama Ventures PCL NVDR	160,800	195
Krung Thai Bank PCL	1,015,300	509
Lam Soon Thailand PCL	90,000	13
Lanna Resources PCL NVDR	342,700	169
Minor International PCL *	37,802,700	33,278
Pruksa Holding PCL	108,900	37
PTT Exploration & Production PCL	1,111,900	5,929
PTT Exploration & Production PCL NVDR	2,746,600	14,645
PTT Global Chemical PCL	14,400	20
PTT PCL NVDR	3,245,500	3,071
Rajthanee Hospital PCL	27,400	24
Regional Container Lines PCL	185,900	159
Sabina PCL NVDR	51,100	34
SCB X PCL	15,212,900	45,676
SISB PCL NVDR	259,600	146
Star Petroleum Refining PCL NVDR	8,984,700	2,970
Thai Oil PCL	75,169	119
Thoresen Thai Agencies PCL NVDR	191,400	44
TTW PCL NVDR	216,100	54
		129,305

Turkey — 0.1%
Agesa Hayat ve Emeklilik AS *	111,784	248
Akbank TAS	6,100,352	5,679
Anadolu Efes Biracilik Ve Malt Sanayii AS	367,358	1,275
Migros Ticaret AS *	17,656	127
Yapi ve Kredi Bankasi AS	1,263,232	822
		8,151

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	3,365,006	8,979
Air Arabia PJSC	1,261,348	714
Dubai Electricity & Water Authority PJSC	1,306,482	829

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dubai Islamic Bank PJSC	2,347,497	$3,642
Emaar Properties PJSC	9,225,779	15,339
Emirates NBD Bank PJSC	390,550	1,410
Multiply Group *	2,907,369	3,868
Sharjah Islamic Bank	85,564	47
		34,828

United Kingdom — 16.2%
Accenture PLC, Cl A	50,785	15,283
AG Barr PLC	5,335	32
Allfunds Group Plc	575,802	4,265
Anglo American PLC	715,810	29,406
Aon PLC, Cl A	85,402	26,328
Aptiv PLC *	138,113	14,732
Ashtead Group PLC	288,633	17,407
AstraZeneca PLC	184,686	24,698
Aviva PLC	8,223,697	43,873
BAE Systems PLC	415,980	4,071
Barclays PLC	5,711,210	11,039
BP PLC	7,818,031	46,131
British American Tobacco PLC	214,860	8,705
Centrica PLC	3,805,021	4,340
Clarkson PLC	1,023	38
CNH Industrial NV	1,890,672	30,151
Coca-Cola Europacific Partners PLC (B)	248,295	13,182
Compass Group PLC	842,013	18,968
ConvaTec Group PLC	10,167,104	28,107
Dechra Pharmaceuticals PLC	227,157	7,413
Diageo PLC	1,148,239	52,397
Diploma PLC	146,184	4,940
dotdigital group plc	7,099	8
Endava PLC ADR *	41,826	3,208
Entain PLC	1,208,854	20,449
FDM Group Holdings PLC	9,669	85
Ferguson PLC	144,419	16,268
Ferrexpo PLC	2,445,271	4,208
Fertiglobe PLC	9,389,008	11,819
Firstgroup PLC	96,128	119
Frasers Group PLC *	30,969	335
Glencore PLC	4,110,102	27,714
Globaltrans Investment PLC GDR *(A)	6,013	–
GSK PLC	4,590,911	77,135
GSK PLC ADR	194,905	6,742
Haleon PLC *	709,082	2,435
HSBC Holdings PLC	3,408,888	20,637
Imperial Brands PLC	1,902,219	48,345
Inchcape PLC	41,188	412
Indivior PLC *	49,018	1,004
Informa PLC	6,002,610	44,479
InterContinental Hotels Group PLC	93,640	5,385
Intertek Group PLC	565,683	27,405
Investec PLC	807,235	5,037
ITV PLC	40,019,153	35,969

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
J Sainsbury PLC	8,402,347	$22,394
Linde PLC	62,562	20,850
London Stock Exchange Group PLC	304,753	30,153
Man Group PLC/Jersey	46,253	116
Morgan Sindall Group PLC	1,255	24
NatWest Group PLC	17,024,032	53,497
Ninety One PLC (B)	246,179	580
Nomad Foods Ltd *	1,785,836	31,234
OTP Bank Nyrt	95,988	2,614
Pagegroup PLC	123,008	702
QinetiQ Group PLC	12,037	50
Reckitt Benckiser Group PLC	152,803	10,835
RELX PLC	849,788	23,720
Shell PLC	4,179,736	120,876
Smith & Nephew PLC	2,277,740	29,666
Smiths News PLC	201	–
SSE PLC	258,030	5,288
Standard Chartered PLC	7,920,633	58,299
SThree PLC	3,037	15
TechnipFMC PLC *	825,149	10,232
Tesco PLC	8,183,677	22,280
Travis Perkins PLC	1,198,831	13,300
Unilever PLC	814,697	40,326
WPP PLC	4,291,278	44,563
		1,306,318

United States — 3.2%
Atlassian Corp Ltd, Cl A *	73,580	9,680
Axalta Coating Systems Ltd *	1,018,779	27,344
Baker Hughes Co, Cl A	893,177	25,920
Berry Global Group Inc	252,190	14,778
Cognex Corp	388,894	19,359
Gentex Corp	510,708	14,759
Globant SA *	64,096	12,010
Harley-Davidson Inc	656,056	30,920
Inmode Ltd *	115,483	4,434
Intel Corp	937,321	28,185
Kyndryl Holdings Inc *	3,303,862	38,688
Western Union Co/The	1,905,069	27,929
		254,006

Vietnam — 0.1%
Vietnam Dairy Products JSC	2,710,800	9,145

Total Common Stock
(Cost $7,203,675) ($ Thousands)		7,623,162

PREFERRED STOCK — 2.2%
Brazil — 0.5%
Cia Energetica de Minas Gerais (C)	2,964,100	6,459
Itau Unibanco Holding SA *(C)	2,267,600	11,181
Itau Unibanco Holding SA ADR *(C)	1,941,166	9,667

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Petroleo Brasileiro SA (C)	3,006,000	$15,091
		42,398

Germany — 1.5%
Henkel AG & Co KGaA (C)	679,848	48,115
Sartorius AG (C)	22,857	8,503
Schaeffler AG (C)	8,465	57
Volkswagen AG (C)	442,273	64,641
		121,316

South Korea — 0.2%
Samsung Electronics Co Ltd (C)	312,729	13,448

Total Preferred Stock
(Cost $175,505) ($ Thousands)		177,162

EXCHANGE TRADED FUNDS — 0.6%
United States — 0.6%
iShares MSCI ACWI ex US ETF	832,783	39,108
iShares Trust iShares ESG Aware MSCI EAFE ETF	93,970	6,324

Total Exchange Traded Funds
(Cost $40,424) ($ Thousands)		45,432

	Number of Rights
RIGHTS — 0.0%
Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co, Expires 12/31/2022 *	1	–
Taiwan — 0.0%
Acer *‡‡	6,484	–
Taishin Financial Holding Co Ltd *‡‡	185,842	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
3.810% **†(D)	10,131,087	10,141

Total Affiliated Partnership
(Cost $10,125) ($ Thousands)		10,141

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	31,149,830	$31,150

Total Cash Equivalent
(Cost $31,150) ($ Thousands)		31,150

Total Investments in Securities — 98.0%
(Cost $7,460,879) ($ Thousands)		$7,887,047

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Equity Ex-US Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	294	Dec-2022	$10,555	$12,003	$1,008
FTSE 100 Index	67	Dec-2022	5,527	6,063	326
Hang Seng Index	9	Dec-2022	1,023	1,073	49
S&P TSX 60 Index	26	Dec-2022	4,493	4,757	251
SPI 200 Index	31	Dec-2022	3,470	3,794	193
TOPIX Index	58	Dec-2022	7,605	8,272	263
			$32,673	$35,962	$2,090

Percentages are based on Net Assets of $8,050,746 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
‡‡	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $9,608 ($ Thousands).

(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $10,141 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	7,589,077	34,085	–		7,623,162
Preferred Stock	177,162	–	–		177,162
Exchange Traded Funds	45,432	–	–		45,432
Rights	–	–	–	^	–	^
Affiliated Partnership	–	10,141	–		10,141
Cash Equivalent	31,150	–	–		31,150
Total Investments in Securities	7,842,821	44,226	–	^	7,887,047

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	2,090	–	–	2,090
Total Other Financial Instruments	2,090	–	–	2,090

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$109,095	$252,713	$(351,660)	$(4)	$(3)	$10,141	$583	$—
SEI Daily Income Trust, Government Fund, Cl F	182,384	421,353	(572,587)	—	—	31,150	1,593	—
Totals	$291,479	$674,066	$(924,247)	$(4)	$(3)	$41,291	$2,176	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Screened World Equity Ex-US Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%
Australia — 5.8%
AIC Mines Ltd *	24,992	$8
Ansarada Group Ltd *	2,656	3
Australia & New Zealand Banking Group Ltd	43,466	724
Bathurst Resources Ltd *	13,502	7
BGP Holdings *(A)	4,500	–
BHP Group Ltd	28,529	874
BlueScope Steel Ltd	33,687	401
ClearView Wealth Ltd/Australia	18,183	6
Computershare Ltd	49,833	932
CSL Ltd	1,940	393
Endeavour Group Ltd/Australia	53,280	250
Enero Group Ltd	5,703	10
GR Engineering Services Ltd	49,227	67
Grange Resources Ltd	28,832	15
IGO Ltd	44,050	464
Image Resources NL	124,190	12
IPD Group	6,538	14
Lindsay Australia	31,817	14
Macmahon Holdings Ltd	286,343	30
Macquarie Group Ltd	1,860	226
Mader Group Ltd	10,186	25
Mineral Resources Ltd	8,269	491
MMA Offshore Ltd *	26,297	13
MotorCycle Holdings Ltd	5,621	9
OM Holdings Ltd	112,120	55
Orica Ltd	981	10
Pilbara Minerals Ltd *	81,586	261
Propel Funeral Partners	4,563	14
Qantas Airways Ltd *	468,360	1,985
ReadyTech Holdings Ltd *	3,543	9
Ridley Corp Ltd	37,248	48
Shaver Shop Group Ltd	20,315	15
South32 Ltd	239,012	655
Sunland Group Ltd	12,739	15
Symbio Holdings Ltd	6,873	14

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vulcan Steel Ltd	557	$3
WiseTech Global Ltd	4,850	191
Zimplats Holdings Ltd	484	9
		8,272

Austria — 0.6%
ANDRITZ AG	2,906	157
Frequentis AG	188	6
OMV AG	8,804	463
Strabag SE	389	16
Wienerberger AG	9,182	240
		882

Belgium — 0.2%
Ion Beam Applications	1,530	23
Jensen-Group NV	345	10
Solvay SA	1,481	145
Van de Velde NV	1,911	64
		242

Brazil — 1.2%
CPFL Energia SA	81,800	535
Gerdau SA ADR	46,248	282
JBS SA	72,100	302
MercadoLibre Inc *	140	130
Petroleo Brasileiro SA ADR	28,213	330
Yara International ASA	3,292	150
		1,729

Canada — 4.3%
Amerigo Resources Ltd	54,300	52
Atco Ltd/Canada, Cl I	1,200	38
Bonterra Energy Corp *	22,600	130
BRP Inc	5,215	387
Canadian Natural Resources Ltd	5,200	308
Canfor Corp *	17,300	304
Crescent Point Energy Corp	28,000	216
Dollarama Inc	9,960	605
E-L Financial Corp Ltd, Cl L	100	65
Enbridge Inc	6,900	283
Finning International Inc	10,100	254
Gear Energy Ltd	32,300	28
Hammond Power Solutions Inc, Cl A	5,300	85
InPlay Oil Corp	15,100	36
Lucara Diamond Corp *	31,055	12
Martinrea International Inc	2,400	21
Medical Facilities Corp	2,500	15
Molson Coors Canada Inc, Cl B	600	32
National Bank of Canada	6,854	485
Neo Performance Materials Inc	2,000	15
North West Co Inc/The	13,400	374
NuVista Energy Ltd *	14,249	145
Peyto Exploration & Development Corp	1,700	19
PHX Energy Services Corp	12,429	71

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pipestone Energy Corp	3,400	$8
Pizza Pizza Royalty Corp	2,700	27
Polaris Renewable Energy Inc	1,719	18
Power Corp of Canada	10,800	270
Russel Metals Inc	1,593	34
SNC-Lavalin Group Inc	59,700	1,069
Torex Gold Resources Inc *	2,701	25
Toromont Industries Ltd	5,699	430
Total Energy Services Inc	7,500	48
Trilogy Metals Inc *	13,000	7
Uni-Select Inc *	1,000	34
WSP Global Inc	2,250	268
		6,218

China — 7.6%
Agricultural Bank of China Ltd, Cl H	94,000	32
Alibaba Group Holding Ltd ADR *	3,869	339
Anton Oilfield Services Group *	492,000	20
Bank of China Ltd, Cl H	240,000	85
BYD Co Ltd, Cl H	8,000	204
China CITIC Bank Corp Ltd, Cl H	166,000	74
China Coal Energy Co Ltd, Cl H	123,000	114
China Construction Bank Corp, Cl H	1,288,000	780
China Index Holdings Ltd ADR *	5,937	5
China Pacific Insurance Group Co Ltd, Cl H	138,000	314
China Resources Land Ltd	242,000	1,125
Industrial & Commercial Bank of China Ltd, Cl H	1,251,000	627
JD.com Inc, Cl A	7,790	223
Kunlun Energy Co Ltd	88,000	68
Lenovo Group Ltd	240,000	205
LONGi Green Energy Technology Co Ltd, Cl A	187,108	1,214
Midea Group Co Ltd, Cl A	194,400	1,323
New China Life Insurance Co Ltd, Cl H	68,300	160
Oppein Home Group Inc, Cl A	50,363	772
PetroChina Co Ltd, Cl H	944,000	430
PICC Property & Casualty Co Ltd	300,000	304
Pinduoduo Inc ADR *	4,100	336
Ping An Insurance Group Co of China Ltd, Cl H	2,500	16
SITC International Holdings Co Ltd	91,000	202
Tencent Holdings Ltd	11,500	435
Topsports International Holdings Ltd	879,000	565
Trip.com Group Ltd *	4,400	139
Xinyi Glass Holdings Ltd	373,000	723
		10,834

Denmark — 3.2%
AP Moller - Maersk A/S, Cl B	203	436
Coloplast A/S, Cl B	2,252	263
Demant A/S *	11,189	316
Genmab A/S *	3,641	1,669
ISS A/S *	4,009	87

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Novo Nordisk A/S, Cl B	14,866	$1,845
		4,616

Egypt — 0.1%
Abou Kir Fertilizers & Chemical Industries	62,600	87
Orascom Construction PLC	15,067	50
		137

Finland — 0.2%
Alma Media Oyj	1,111	11
Consti Oyj	934	10
Sampo Oyj, Cl A	3,854	193
		214

France — 5.7%
Adlpartner SACA	321	10
BNP Paribas SA	5,731	319
Cie de Saint-Gobain	3,693	169
Cie des Alpes *	4,939	72
Clasquin	533	32
Criteo SA ADR *	432	12
Ekinops SAS *	1,159	8
Engie SA	31,769	478
ESI Group *	256	19
EssilorLuxottica SA	1,663	307
Fnac Darty SA	353	13
GL Events *	2,060	32
Groupe SFPI	6,521	15
Guerbet	864	15
Hermes International	282	453
Legrand SA	4,732	382
LVMH Moet Hennessy Louis Vuitton SE	1,612	1,238
Neopost	4,454	67
Pernod Ricard SA	4,326	849
Poujoulat	560	13
Sanofi	9,571	855
Sartorius Stedim Biotech	237	80
Sodexo SA	12,322	1,168
SPIE SA	416	10
Thales SA	1,890	239
Vente-Unique.Com SA	1,514	16
Vetoquinol SA	206	18
Vinci SA	1,950	195
Worldline SA/France *	22,098	1,036
		8,120

Germany — 4.5%
Bastei Luebbe AG	2,568	13
Bayer AG	6,490	373
Bijou Brigitte AG *	2,156	82
Carl Zeiss Meditec AG	1,255	169
CENIT AG	619	8
Clearvise AG *	4,156	10
Deutsche Boerse AG	6,026	1,096

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Deutsche Telekom AG	18,340	$369
Ecotel Communication AG	483	17
Gesco AG	807	21
Koenig & Bauer AG *	439	7
KSB SE & Co KGaA	47	20
Merck KGaA	3,586	650
QIAGEN NV *	10,748	532
Rheinmetall AG	6,931	1,402
RWE AG	18,704	815
SAP SE	4,394	483
Scout24 SE	6,060	329
Wacker Chemie AG	899	114
		6,510

Greece — 0.0%
Piraeus Port Authority SA	1,814	30

Hong Kong — 2.2%
361 Degrees International Ltd *	81,000	35
A8 New Media Group *	432,000	18
AIA Group Ltd	68,800	699
Analogue Holdings Ltd	242,000	32
Build King Holdings Ltd	229,010	22
China Aircraft Leasing Group Holdings	33,000	18
China Boqi Environmental Holding Co Ltd	121,000	15
Chuang's China Investments Ltd	180,000	6
CPMC Holdings Ltd	31,000	17
Goodbaby International Holdings Ltd *	215,000	16
HKT Trust & HKT Ltd	2,800	3
Inner Mongolia Yitai Coal Co Ltd, Cl H	31,000	44
Johnson Electric Holdings Ltd	19,000	24
Justin Allen Holdings	230,000	17
Launch Tech Co Ltd, Cl H *	77,500	24
Lee's Pharmaceutical Holdings Ltd	130,500	24
Midland Holdings Ltd *	468,304	36
Nameson Holdings Ltd	94,000	6
Natural Food International Holding *	96,000	6
New Times Energy *	578,000	7
Orient Overseas International Ltd	13,500	257
PAX Global Technology Ltd	137,000	118
Perennial Energy Holdings Ltd	390,000	35
Plover Bay Technologies Ltd	64,000	21
Samson Holding Ltd	185,000	7
Samsonite International SA *	519,800	1,410
Shenguan Holdings Group Ltd	1,084,000	38
Stella International Holdings Ltd	34,500	32
Sundart Holdings Ltd	274,000	11
Texwinca Holdings Ltd	629,257	105
Tianjin Development Holdings Ltd	58,000	11
Time Watch Investments Ltd	263,233	13
TK Group Holdings Ltd	30,000	6
Xingye Alloy Materials Group *	61,000	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
YTO Express Holdings Ltd	84,000	$22
		3,163

Hungary — 0.0%
Alteo Nyrt	1,295	10
MOL Hungarian Oil & Gas PLC	6,055	43
		53

India — 2.4%
Andhra Sugars Ltd/The	29,055	46
Bank of Baroda	94,570	195
Coal India Ltd	5,853	16
DB Corp Ltd	63,687	92
Dwarikesh Sugar Industries Ltd	46,720	56
Forbes & Co Ltd	596	5
GHCL Ltd	17,444	124
Gujarat Pipavav Port Ltd	79,791	90
Gulf Oil Lubricants India Ltd	11,462	64
HDFC Bank Ltd ADR	11,136	786
IIFL Securities Ltd	43,051	37
ITC Ltd	59,570	249
J Kumar Infraprojects Ltd	18,171	63
Jagran Prakashan Ltd	11,086	10
Kirloskar Pneumatic Co Ltd	6,648	50
MPS	3,190	38
PTC India Ltd	19,285	21
Reliance Industries Ltd	9,240	311
South Indian Bank Ltd/The *	640,661	133
Tech Mahindra Ltd	77,779	1,038
		3,424

Indonesia — 1.3%
ABM Investama Tbk PT	209,600	49
Adira Dinamika Multi Finance Tbk PT	44,200	25
Agung Podomoro Land Tbk PT *	870,600	9
Alam Sutera Realty Tbk PT *	806,600	9
Arwana Citramulia Tbk PT	245,900	16
Asahimas Flat Glass Tbk PT	33,200	13
Astra Otoparts Tbk PT	108,900	11
Asuransi Tugu Pratama Indonesia Tbk PT	89,700	12
Austindo Nusantara Jaya Tbk PT	198,800	9
Bank Central Asia Tbk PT	489,000	291
Bank Danamon Indonesia Tbk PT	164,900	32
Bank OCBC Nisp Tbk PT	220,300	10
Baramulti Suksessarana Tbk PT	143,400	40
Bayan Resources Tbk PT	10,700	63
Bekasi Fajar Industrial Estate Tbk PT *	2,257,100	20
BISI International Tbk PT	370,703	38
Blue Bird Tbk PT	262,100	26
Bukit Asam Tbk PT	987,000	239
Cisadane Sawit Raya Tbk PT	517,300	19
Delta Djakarta Tbk PT	36,800	9
Elnusa Tbk PT	4,519,600	94
Hexindo Adiperkasa Tbk PT	44,000	15

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indika Energy Tbk PT	774,800	$144
Indo-Rama Synthetics Tbk PT	19,800	8
Jasa Armada Indonesia Tbk PT	995,800	18
Mandala Multifinance Tbk PT	272,500	30
Mitrabahtera Segara Sejati Tbk PT *	409,600	31
Mitrabara Adiperdana Tbk PT	36,000	18
Nippon Indosari Corpindo Tbk PT	179,000	15
Pelita Samudera Shipping Tbk PT	866,400	31
Prima Andalan Mandiri Tbk PT	48,500	21
Resource Alam Indonesia Tbk PT	611,300	20
Salim Ivomas Pratama Tbk PT	323,500	9
Samudera Indonesia Tbk PT	129,698	19
Telkom Indonesia Persero Tbk PT	689,200	178
Tunas Baru Lampung Tbk PT	296,000	13
United Tractors Tbk PT	99,800	196
Victoria Care Indonesia Tbk PT	160,300	5
		1,805

Ireland — 0.7%
Greencore Group PLC *	198,947	153
ICON PLC *	4,036	869
		1,022

Israel — 2.1%
Almogim Holdings Ltd	3,099	6
Bank Hapoalim BM	30,514	294
Bank Leumi Le-Israel BM	56,837	515
Carasso Motors Ltd	11,399	74
Check Point Software Technologies Ltd *	15,347	2,038
ICL Group Ltd	9,438	78
Ilex Medical Ltd	2,134	58
		3,063

Italy — 2.6%
Gefran SpA	2,660	26
Orsero SpA	5,429	80
Prysmian SpA	57,303	1,998
Stellantis NV	16,236	253
Tenaris SA	11,943	205
UniCredit SpA	83,913	1,134
		3,696

Japan — 10.0%
Advantest Corp	2,700	182
AGS Corp	1,700	8
Ainavo Holdings Co Ltd	1,875	13
Asahi Group Holdings Ltd	50,400	1,600
Asahi Kogyosha Co Ltd	1,200	18
Asia Air Survey Co Ltd	3,900	22
Atled Corp	1,100	12
Avant Group Corp	2,400	26
Bandai Namco Holdings Inc	3,200	210
Business Brain Showa-Ota Inc	3,300	46
Capcom Co Ltd	2,746	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Central Security Patrols Co Ltd	800	$14
Chilled & Frozen Logistics Holdings Co Ltd	1,500	13
Chino Corp	1,200	16
Dai-ichi Life Holdings Inc	25,200	463
Daiichi Sankyo Co Ltd	8,500	279
Daiken Medical Co Ltd	2,800	9
Digital Arts Inc	1,100	52
Earth Corp	1,800	69
en Japan Inc	1,400	25
Enshu Truck Co Ltd	600	11
Entrust Inc	2,800	16
Fixstars Corp	2,800	28
FTGroup Co Ltd	3,800	28
Fujitsu Ltd	1,674	225
Gecoss Corp	1,500	9
GL Sciences Inc	500	9
Hitachi Ltd	43,100	2,281
Hito Communications Holdings Inc	3,100	37
Hokkaido Gas Co Ltd	2,900	35
Hokuriku Gas Co Ltd	500	11
Hotland Co Ltd	5,400	59
Hoya Corp	4,000	410
IHI Corp	11,100	303
IR Japan Holdings Ltd	700	9
IwaiCosmo Holdings Inc	1,700	16
Iwaki Co Ltd	2,600	25
Japan Exchange Group Inc	24,400	350
Japan Post Holdings Co Ltd	28,000	217
JMS Co Ltd	4,800	18
Kanefusa Corp	2,300	13
Keyence Corp	700	293
Kimura Unity Co Ltd	2,700	15
Kita-Nippon Bank Ltd/The	1,200	17
Koa Shoji Holdings	3,800	17
Kozo Keikaku Engineering Inc	500	10
Kyowa Electronic Instruments Co Ltd	9,800	25
Lasertec Corp	800	149
Marubeni Corp	37,500	420
Matching Service Japan Co Ltd	2,300	18
Matsui Construction	2,500	10
Meiji Electric Industries Co Ltd	1,100	8
Meiko Network Japan Co Ltd	3,200	14
MIMAKI ENGINEERING CO LTD	2,300	11
Morito Co Ltd	1,800	10
Nicca Chemical Co Ltd	1,500	10
Nihon Trim Co Ltd	1,900	34
Nippon Rietec	2,200	12
NJS Co Ltd	1,900	28
OBIC Business Consultants Co Ltd	1,000	34
Ochi Holdings Co Ltd	1,200	11
Optim Corp *	7,000	60
ORIX Corp	50,800	815

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oro Co Ltd	4,200	$57
Otsuka Holdings Co Ltd	1,000	34
Pasco Corp	1,300	12
Persol Holdings Co Ltd	5,700	131
Pigeon Corp	7,700	114
Pronexus Inc	1,200	8
Recruit Holdings Co Ltd	300	10
Resona Holdings Inc	70,800	337
Riken Technos Corp	9,200	33
Secom Co Ltd	2,000	122
Shimano Inc	1,300	222
Shin-Etsu Chemical Co Ltd	1,400	179
Shionogi & Co Ltd	9,100	453
SHL-Japan Ltd	100	2
Showa Denko KK	81,200	1,294
SK-Electronics Co Ltd	6,400	52
SMK Corp	1,200	23
SMS Co Ltd	14,100	375
Sompo Holdings Inc	6,400	279
Space Co Ltd	7,200	46
ST Corp	1,500	17
Step Co Ltd	2,500	32
Sun Corp	800	13
Toei Animation Co Ltd	3,100	330
Toell	2,700	14
Tokio Marine Holdings Inc	25,600	523
Tokyo Rakutenchi	700	22
Tonami Holdings Co Ltd	600	16
Toyo Machinery & Metal Co Ltd	1,800	7
Trend Micro Inc/Japan *	100	5
Tsubakimoto Kogyo Co Ltd	700	20
UNITED Inc/Japan	4,800	48
Xebio Holdings Co Ltd	8,900	61
YAMADA Consulting Group Co Ltd	3,600	30
Yamato	2,600	13
Yondenko Corp	1,700	22
ZIGExN Co Ltd	29,400	76
		14,323

Malaysia — 0.6%
Allianz Malaysia Bhd	15,800	49
Berjaya Food Bhd	185,500	43
Bermaz Auto Bhd	126,800	56
CB Industrial Product Holding Bhd	175,800	43
Chin Well Holdings Bhd	65,400	22
DKSH Holdings Malaysia Bhd	30,600	30
Favelle Favco Bhd	25,000	9
Gas Malaysia Bhd	36,400	27
Heineken Malaysia Bhd	6,200	35
Innoprise Plantations BHD	116,300	39
Kawan Food Bhd	194,100	96
Kim Loong Resources Bhd	164,100	65
MKH Bhd	99,700	29

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Padini Holdings Bhd	63,800	$50
Power Root Bhd	61,400	32
Scicom MSC Bhd	60,700	15
Sime Darby Plantation Bhd	154,500	148
Taliworks Corp Bhd	347,900	70
United Malacca Bhd	6,900	8
Wellcall Holdings Bhd	91,400	25
		891

Mexico — 0.2%
Cia Minera Autlan SAB de CV	26,241	22
Ternium SA ADR	1,430	45
Wal-Mart de Mexico SAB de CV	62,600	246
		313

Netherlands — 4.9%
Adyen NV *	189	295
Argenx SE ADR *	400	159
ASML Holding NV	2,301	1,390
EXOR NV *	146	11
Heineken Holding NV	2,924	219
Heineken NV	545	50
ING Groep NV	130,497	1,566
NN Group NV	29,753	1,258
OCI NV	8,566	359
SNS Reaal *(A)	1,762	–
Universal Music Group NV	17,913	421
Wolters Kluwer NV	12,232	1,334
		7,062

New Zealand — 0.1%
Briscoe Group Ltd	10,569	32
Mainfreight Ltd	247	11
PGG Wrightson Ltd	3,979	10
Rakon Ltd *	49,213	37
Steel & Tube Holdings Ltd	53,444	43
Synlait Milk *	10,393	20
		153

Norway — 1.2%
Aker BP ASA	7,502	258
AutoStore Holdings Ltd *	81,689	150
Equinor ASA	22,223	845
Gjensidige Forsikring ASA	15,929	304
Odfjell, Cl A	2,100	18
Wallenius Wilhelmsen ASA, Cl B	4,163	38
Western Bulk Chartering AS	6,344	23
Wilh Wilhelmsen Holding ASA, Cl B	397	10
Wilson ASA	2,535	16
		1,662

Peru — 0.0%
Empresa Siderurgica del Peru SAA	28,617	12

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.1%
Ginebra San Miguel Inc	5,020	$10
LT Group Inc	115,700	19
San Miguel Food and Beverage Inc	31,700	21
Semirara Mining & Power Corp, Cl A	60,100	36
		86

Poland — 0.5%
AB SA	838	9
Arctic Paper SA	9,241	42
Bank Handlowy w Warszawie SA	4,489	74
ComArch SA	1,972	69
LiveChat Software	1,678	41
Lubelski Wegiel Bogdanka SA	18,366	175
PKP Cargo SA *	2,651	8
PlayWay	289	21
Polimex-Mostostal SA *	14,870	13
Stalprodukt SA	672	36
Tim SA/Siechnice	8,326	51
Unimot SA *	3,081	61
Votum SA	3,349	33
VRG SA	9,417	7
Wielton SA *	5,143	8
		648

Portugal — 0.0%
Navigator Co SA/The	10,511	42

Qatar — 0.6%
Commercial Bank PQSC	86,683	142
Doha Insurance QSC	18,972	11
Industries Qatar QSC	63,419	261
Ooredoo QPSC	146,969	358
Qatar National Cement Co QSC	35,899	45
		817

Singapore — 0.8%
Boustead Singapore Ltd	35,165	20
BRC Asia Ltd	77,500	103
Bumitama Agri Ltd	39,200	18
DBS Group Holdings Ltd	10,100	262
Delfi Ltd	31,900	18
Geo Energy Resources Ltd	192,600	52
HRnetgroup Ltd	61,100	36
Jardine Cycle & Carriage Ltd	11,800	261
Pacific Century Regional Developments Ltd	56,000	16
Samudera Shipping Line Ltd	78,200	55
Sing Investments & Finance Ltd	21,700	23
STMicroelectronics NV	9,193	352
Tiong Seng Holdings Ltd	7,037	–
		1,216

South Africa — 0.9%
Blue Label Telecoms Ltd *	37,155	11
Clicks Group Ltd	27,386	475

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Combined Motor Holdings Ltd	9,481	$16
Exxaro Resources Ltd	7,219	96
Ninety One Ltd	9,910	24
Sappi Ltd	46,269	134
Shoprite Holdings Ltd	13,554	203
Thungela Resources Ltd	18,798	344
		1,303

South Korea — 3.1%
Coway Co Ltd	10,232	450
CROWNHAITAI Holdings Co Ltd	6,658	35
Dongwon F&B Co Ltd	1,867	197
Dongwon Industries Co Ltd	1,635	59
Eusu Holdings Co Ltd	11,497	63
Hana Financial Group Inc	40,365	1,381
Hansol Holdings Co Ltd	13,363	34
Hitejinro Holdings Co Ltd	1,571	12
KB Financial Group Inc	406	16
Korea District Heating Corp	664	14
LG Electronics Inc	1,610	122
LX INTERNATIONAL CORP	5,003	158
Maeil Holdings Co Ltd	10,365	70
Mirae Asset Life Insurance Co Ltd	4,310	9
Multicampus Co Ltd	530	15
Sajodaerim Corp	1,514	30
Samsung Electronics Co Ltd	1,577	76
Samsung Electronics Co Ltd GDR	1,350	1,603
SeAH Holdings Corp	282	23
SGC e Tec E&C Co Ltd	1,860	59
WiSoL	5,409	29
		4,455

Spain — 0.9%
Applus Services	7,465	49
CaixaBank SA	83,790	308
Industria de Diseno Textil SA	36,604	946
		1,303

Sweden — 1.1%
Arise *	7,566	35
Assa Abloy AB, Cl B	21,156	478
B3 Consulting Group AB	2,485	38
FM Mattsson Mora Group AB, Cl B	1,866	9
Hexagon AB, Cl B	40,321	454
Rottneros AB	9,775	12
Skandinaviska Enskilda Banken AB, Cl A	15,063	171
Telefonaktiebolaget LM Ericsson, Cl B	70,479	438
		1,635

Switzerland — 3.2%
Cie Financiere Richemont SA, Cl A	75	10
Implenia AG	851	36
Kuehne + Nagel International AG	1,975	477
Mobilezone Holding	1,005	17

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nestle SA	3,550	$419
Novartis AG	2,370	209
Partners Group Holding AG	612	606
Roche Holding AG	3,655	1,186
Sonova Holding AG	1,584	408
Straumann Holding AG	3,210	372
Swatch Group AG/The, Cl B	1,686	448
UBS Group AG	19,200	352
		4,540

Taiwan — 1.5%
104 Corp	6,000	38
Asia Tech Image Inc	14,000	26
Axiomtek Co Ltd	4,000	8
Chien Kuo Construction Co Ltd	42,000	16
Evergreen Marine Corp Taiwan Ltd	53,200	286
General Plastic Industrial Co Ltd	16,000	15
Hon Hai Precision Industry Co Ltd	118,000	386
Insyde Software Corp	18,000	48
Ju Teng International Holdings Ltd	59,000	12
Lida Holdings Ltd	13,000	12
Nova Technology	8,000	22
Realtek Semiconductor Corp	23,000	239
Rich Honour International Designs Co Ltd	11,000	19
Taiwan Semiconductor Manufacturing Co Ltd	21,000	337
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,703	639
Tofu Restaurant	3,000	18
Topco Technologies	6,000	14
		2,135

Thailand — 3.3%
Bangkok Bank PCL	12,400	51
Bangkok Bank PCL NVDR	3,500	15
Esso Thailand PCL NVDR	381,100	132
Haad Thip PCL	24,600	20
Indorama Ventures PCL NVDR	80,200	97
Kang Yong Electric PCL	1,600	14
Ladprao General Hospital PCL	109,600	18
Lanna Resources PCL	410,900	202
Lanna Resources PCL NVDR	217,700	107
LPN Development PCL NVDR	151,000	20
Minor International PCL *	1,481,700	1,304
Netbay PCL	42,700	32
PTT Exploration & Production PCL NVDR	47,300	252
PTT Global Chemical PCL	91,800	126
PTT Global Chemical PCL NVDR	43,300	59
PTT PCL NVDR	33,000	31
Ratchaphruek Hospital PCL	177,100	31
SCB X PCL	690,300	2,073
Srivichai Vejvivat PCL	91,400	24
Thai Oil PCL NVDR	25,062	40

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thai Stanley Electric PCL	10,300	$54
Thantawan Industry PCL	8,900	10
Univanich Palm Oil PCL	158,800	34
		4,746

Turkey — 0.1%
Agesa Hayat ve Emeklilik AS *	26,486	59
Yapi ve Kredi Bankasi AS	30,967	20
		79

United Arab Emirates — 0.1%
Abu Dhabi Aviation Co	10,953	18
Abu Dhabi National Insurance Co PSC	12,018	19
Air Arabia PJSC	41,698	24
Emaar Properties PJSC	22,199	37
Ras Al Khaimah Ceramics	55,449	41
		139

United Kingdom — 13.4%
Accenture PLC, Cl A	2,080	626
Allfunds Group Plc	19,103	142
Anglo American PLC	283	12
Aon PLC, Cl A	2,836	874
Ashtead Technology Holdings *	5,292	19
AstraZeneca PLC	3,192	427
BAE Systems PLC	19,664	192
Breedon Group PLC	132,876	97
Cerillion PLC	3,698	51
Chesnara PLC	11,116	39
CNH Industrial NV	34,993	558
Coca-Cola Europacific Partners PLC	10,455	555
Compass Group PLC	11,050	249
ConvaTec Group PLC	418,649	1,157
Dechra Pharmaceuticals PLC	7,500	245
Diageo PLC	12,853	586
Diploma PLC	4,926	166
Entain PLC	53,514	905
Exillon Energy PLC *	4,819	–
Ferrexpo PLC	7,137	12
Glencore PLC	157,682	1,063
Gresham Technologies PLC	9,760	20
GSK PLC	14,044	236
GSK PLC ADR	14,210	492
Gulf Keystone Petroleum Ltd	17,361	45
H&T Group PLC	2,723	17
Hargreaves Services PLC	2,957	12
Impellam Group PLC *	3,091	22
Informa PLC	249,187	1,847
InterContinental Hotels Group PLC	4,430	255
Intertek Group PLC	6,861	332
Investec PLC	72,074	450
Kitwave Group PLC	1,068	2
Linde PLC	964	321
London Stock Exchange Group PLC	4,744	469

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Screened World Equity Ex-US Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Macfarlane Group PLC	19,861	$25
Man Group PLC/Jersey	39,857	100
Mears Group PLC	19,138	44
Mercia Asset Management PLC	54,167	19
Morgan Sindall Group PLC	2,919	57
NatWest Group PLC	655,857	2,061
Ninety One PLC	12,821	30
Nomad Foods Ltd *	75,428	1,319
Norcros PLC	15,712	35
NWF Group PLC	8,792	28
Petra Diamonds Ltd *	35,674	40
Record PLC	10,583	11
RELX PLC	28,541	796
Robert Walters PLC	4,945	34
Shell PLC	62,236	1,800
SSE PLC	12,130	249
Wilmington PLC	5,140	18
		19,161

United States — 2.8%
Atlassian Corp Ltd, Cl A *	2,146	282
Axalta Coating Systems Ltd *	42,356	1,137
Berry Global Group Inc	9,784	573
Cognex Corp	16,072	800
Gentex Corp	25,997	751
Inmode Ltd *	2,577	99
Philip Morris International Inc	4,248	424
		4,066

Total Common Stock
(Cost $132,812) ($ Thousands)		134,817

EXCHANGE TRADED FUND — 1.2%
United States — 1.2%
iShares MSCI ACWI ex US ETF	35,149	1,650

Total Exchange Traded Fund
(Cost $1,604) ($ Thousands)		1,650

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK — 0.5%
Brazil — 0.3%
Cia de Saneamento do Parana (B)	184,500	$132
Itau Unibanco Holding SA (B)	48,900	241
Petroleo Brasileiro SA (B)	26,500	133
		506

Germany — 0.2%
Sartorius AG (B)	764	284

Total Preferred Stock
(Cost $860) ($ Thousands)		790

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Taishin Financial Holding Co Ltd *‡‡	11,794	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	2,256,046	2,256

Total Cash Equivalent
(Cost $2,256) ($ Thousands)		2,256

Total Investments in Securities — 97.4%
(Cost $137,532) ($ Thousands)		$139,513

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	18	Dec-2022	$671	$735	$49
FTSE 100 Index	3	Dec-2022	266	271	6
Hang Seng Index	2	Dec-2022	227	239	11
S&P TSX 60 Index	1	Dec-2022	185	183	–
SPI 200 Index	3	Dec-2022	361	367	6
TOPIX Index	5	Dec-2022	708	713	4
			$2,418	$2,508	$76

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Percentages are based on Net Assets of $143,246 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	133,353	1,464	–	134,817
Exchange Traded Fund	1,650	–	–	1,650
Preferred Stock	790	–	–	790
Rights	–	–	–	–
Cash Equivalent	2,256	–	–	2,256
Total Investments in Securities	138,049	1,464	–	139,513

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	76	–	–	76
Total Other Financial Instruments	76	–	–	76

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$5,306	$4,721	$(7,771)	$—	$—	$2,256	$31	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.2%
Argentina — 0.0%
YPF SA ADR *	1,168	$10

Australia — 0.2%
Australia & New Zealand Banking Group Ltd	1,387	23
Challenger Ltd	9,835	49
Commonwealth Bank of Australia	307	22
Computershare Ltd	6,412	120
Fortescue Metals Group Ltd	1,230	16
Goodman Group ‡	1,257	16
GrainCorp Ltd, Cl A	3,124	17
Harvey Norman Holdings Ltd	8,114	23
Incitec Pivot Ltd	6,958	19
Macquarie Group Ltd	257	31
National Australia Bank	2,248	48
Steadfast Group	18,078	65
Suncorp Group Ltd	1,135	9
Telstra Corp Ltd	3,547	10
Wesfarmers Ltd	504	17
Woolworths Group Ltd	490	11
		496

Austria — 0.2%
BAWAG Group	591	31
Erste Group Bank AG	9,871	306
Verbund AG, Cl A	72	6
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,400	148
		491

Belgium — 0.3%
Ageas SA/NV	2,482	100
Anheuser-Busch InBev SA/NV	10,358	604
Etablissements Franz Colruyt NV	2,100	55
Groupe Bruxelles Lambert SA	86	7
		766

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brazil — 0.4%
Alupar Investimento	3,500	$18
Ambev SA	69,173	209
Banco BTG Pactual SA	34,000	162
Iochpe Maxion	52,900	133
JBS SA	48,934	205
Minerva SA/Brazil	18,300	43
Petroleo Brasileiro SA	1,500	9
Positivo Tecnologia	26,600	43
Telefonica Brasil SA	10,500	76
TIM SA/Brazil	18,400	45
Vale SA	900	15
Wiz Solucoes e Corretagem de Seguros	28,447	43
Zamp *	53,055	60
		1,061

Canada — 1.3%
Alimentation Couche-Tard	2,005	91
AltaGas Ltd	431	7
Aritzia Inc *	1,426	54
Bank of Montreal	3,780	366
Bank of Nova Scotia/The	153	8
Barrick Gold	43,905	716
Canadian Imperial Bank of Commerce	3,926	188
Canadian Natural Resources Ltd	2,236	132
Canadian Tire Corp Ltd, Cl A	1,280	144
Cenovus Energy	645	13
Cogeco Communications Inc	1,500	83
Dollarama Inc	1,234	75
Element Fleet Management Corp	6,972	98
Franco-Nevada Corp	70	10
Gildan Activewear Inc	3,364	97
Imperial Oil Ltd	553	31
Intact Financial Corp	538	80
Loblaw Cos Ltd	3,226	289
National Bank of Canada	2,475	175
Nutrien Ltd	392	31
Russel Metals Inc	1,056	22
Shaw Communications Inc, Cl B	439	12
Sun Life Financial Inc	276	13
Suncor Energy Inc	218	7
TFI International Inc	1,556	168
Thomson Reuters Corp	245	29
Toromont Industries Ltd	97	7
Toronto-Dominion Bank/The	500	33
Tourmaline Oil Corp	4,336	262
		3,241

Chile — 0.1%
Antofagasta PLC	596	10
Cencosud SA	112,180	166
Engie Energia Chile *	14,637	7

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quinenco SA	5,912	$18
		201

China — 2.7%
3SBio	52,000	55
Alibaba Group Holding Ltd *	23,852	260
Bank of Communications Co Ltd, Cl H	246,000	139
Beijing Capital International Airport, Cl H	60,172	39
Beijing Enterprises Holdings Ltd	54,500	173
BYD Co Ltd, Cl H	13,000	331
China Construction Bank Corp, Cl H	660,000	400
China Merchants Bank Co Ltd, Cl H	66,000	335
China Oilfield Services Ltd, Cl H	6,000	8
China Petroleum & Chemical Corp, Cl H	600,000	283
China Power International Development	34,093	13
China Railway Signal & Communication Corp Ltd, Cl H	384,000	123
China Shenhua Energy Co Ltd, Cl H	127,192	395
China State Construction International Holdings Ltd	36,850	45
China Tower, Cl H	1,904,000	206
China United Network Communications, Cl A	507,300	314
Contemporary Amperex Technology Co Ltd, Cl A	1,200	66
ENN Energy Holdings Ltd	900	13
FinVolution Group ADR	2,806	13
Fufeng Group	180,226	115
Greentown China Holdings Ltd	14,828	26
Guangzhou Automobile Group Co Ltd, Cl H	26,000	19
Industrial & Commercial Bank of China Ltd, Cl H	227,000	114
JD Health International *	1,100	10
JD.com Inc ADR	1,129	65
JD.com Inc, Cl A	300	9
JNBY Design Ltd	19,999	21
Kingnet Network, Cl A *	141,700	141
Li Auto Inc ADR *	973	21
Luxshare Precision Industry Co Ltd, Cl A	7,800	34
Meituan, Cl B *	24,626	531
NetDragon Websoft Holdings Ltd	3,000	6
Nongfu Spring, Cl H	11,200	65
NXP Semiconductors NV	62	11
Offshore Oil Engineering, Cl A	30,600	25
People's Insurance Co Group of China Ltd/The, Cl H	489,000	165
PetroChina Co Ltd, Cl H	604,000	275
PICC Property & Casualty Co Ltd	266,000	270
Ping An Insurance Group Co of China Ltd, Cl H	1,500	9
Prosus NV	3,161	205
Shaanxi Coal Industry Co Ltd, Cl A	9,800	28
Shenzhen Expressway Co Ltd, Cl H	138,000	116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shenzhen Salubris Pharmaceuticals, Cl A	53,100	$260
Shenzhen SED Industry, Cl A	3,900	14
Shenzhou International Group Holdings Ltd	800	7
Shougang Fushan Resources Group Ltd	416,000	141
Tencent Holdings Ltd	11,490	435
TravelSky Technology Ltd, Cl H	26,323	54
Trina Solar, Cl A	3,520	32
Wens Foodstuffs Group Co Ltd	21,900	55
Xinxiang Richful Lube Additive, Cl A	2,200	42
Xinyi Glass Holdings Ltd	38,000	74
Yangtze Optical Fibre and Cable Joint Stock Ltd Co, Cl H	67,500	124
Yankuang Energy Group, Cl H	26,817	90
		6,820

Czech Republic — 0.2%
CEZ AS	10,494	357
Komercni Banka	7,167	210
		567

Denmark — 0.2%
AP Moller - Maersk A/S, Cl A	4	8
AP Moller - Maersk A/S, Cl B	6	13
Carlsberg AS, Cl B	87	11
Coloplast A/S, Cl B	97	11
Novo Nordisk A/S, Cl B	2,835	352
Novozymes A/S, Cl B	157	9
Scandinavian Tobacco Group A/S	8,800	155
		559

Egypt — 0.0%
Abou Kir Fertilizers & Chemical Industries	21,611	30
Oriental Weavers	19,694	7
Telecom Egypt Co	15,386	14
		51

Estonia — 0.0%
Enefit Green	17,776	81

Finland — 0.8%
Elisa Oyj, Cl A	223	11
Kesko Oyj, Cl B	605	13
Kone Oyj, Cl B	220	11
Metsa Board Oyj, Cl B	2,909	26
Metso Outotec Oyj	70,738	659
Neste Oyj	1,040	53
Nokia Oyj	120,430	587
Orion Oyj, Cl B	276	14
Stora Enso Oyj, Cl R	40,527	590
UPM-Kymmene Oyj	920	34
		1,998

France — 3.6%
Alstom SA	14,382	374
AXA SA	32,895	920

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BNP Paribas SA	14,182	$789
Bouygues SA	261	8
Bureau Veritas SA	529	14
Capgemini SE	52	9
Carrefour SA	14,400	244
Cie de Saint-Gobain	12,828	585
Cie Generale des Etablissements Michelin SCA	352	10
Credit Agricole SA	1,212	12
Dassault Systemes SE	423	16
Engie SA	685	10
Hermes International	412	663
Kering SA	815	484
Legrand SA	151	12
LVMH Moet Hennessy Louis Vuitton SE	292	224
Orange SA	12,800	129
Pernod Ricard SA	879	172
Publicis Groupe SA	14,864	968
Rexel SA	34,427	626
Sanofi	11,181	1,000
Sartorius Stedim Biotech	28	9
Societe BIC SA	2,300	150
TotalEnergies SE	22,570	1,396
Veolia Environnement SA	1,013	26
		8,850

Germany — 1.8%
Allianz SE	2,834	599
Bayerische Motoren Werke AG	3,381	304
Brenntag SE	169	11
Commerzbank AG	17,723	147
Covestro AG	16,608	660
Deutsche Post AG	4,946	195
Deutsche Telekom AG	25,335	510
Hannover Rueck SE	151	28
HeidelbergCement AG	10,748	583
Mercedes-Benz Group AG	1,927	130
Merck KGaA	55	10
MTU Aero Engines AG	1,417	296
Rheinmetall AG	485	98
RWE AG	309	13
SAP SE	7,009	769
Telefonica Deutschland Holding AG	4,643	11
		4,364

Greece — 0.1%
Fourlis Holdings SA	19,206	59
Mytilineos Holdings	5,212	98
StealthGas Inc *	409	1
		158

Hong Kong — 0.1%
Hong Kong Exchanges & Clearing Ltd	900	36
SSY Group Ltd	72,000	36

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sun Hung Kai Properties Ltd	5,000	$60
WH Group Ltd	14,500	9
		141

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	282,627	236
MOL Hungarian Oil & Gas PLC	42,870	307
Richter Gedeon Nyrt	34,087	724
		1,267

India — 1.6%
Ambuja Cements Ltd	1,721	12
Bajaj Finance Ltd	475	39
Bharat Electronics Ltd	64,855	84
Canara Bank	11,835	46
Cholamandalam Investment and Finance	23,761	210
Coal India Ltd	7,714	22
Federal Bank Ltd	15,880	26
Grasim Industries Ltd	5,035	109
Housing Development Finance Corp Ltd	245	8
ICICI Bank Ltd	4,085	48
Infosys Ltd	10,849	220
Infosys Ltd ADR	2,792	57
ITC Ltd	54,161	227
Jindal Saw Ltd	38,847	45
Jindal Steel & Power Ltd	38,840	258
Karur Vysya Bank Ltd/The	74,576	92
Lakshmi Machine Works	90	15
Mahindra & Mahindra Financial Services	5,876	16
Mahindra & Mahindra Ltd	22,941	369
Manappuram Finance Ltd	3,747	5
Motilal Oswal Financial Services	952	8
Narayana Hrudayalaya	4,949	45
NHPC Ltd	462,100	240
NMDC Ltd	26,099	38
NTPC Ltd	39,796	84
Oil & Natural Gas Corp Ltd	54,269	95
Oil India Ltd	63,500	161
Page Industries Ltd	152	89
Power Finance Corp Ltd	113,285	190
REC Ltd	129,563	176
Reliance Industries Ltd	435	15
Shoppers Stop *	875	7
Shriram Transport Finance Co Ltd	6,730	112
SRF	2,473	72
Steel Authority of India Ltd	261,221	275
Sun Pharmaceutical Industries	4,125	53
Tata Consultancy Services Ltd	1,739	73
Trent	3,173	58
TVS Motor	3,210	42
Union Bank of India	90,948	92
Varun Beverages Ltd	14,840	228
		4,061

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	193,211	$48
Astra International Tbk PT	351,435	136
Kalbe Farma Tbk PT	357,763	47
Matahari Department Store Tbk PT	173,524	57
Mitra Adiperkasa Tbk PT *	726,408	67
Saratoga Investama Sedaya Tbk PT	308,242	52
Sumber Alfaria Trijaya	292,608	58
Telkom Indonesia Persero Tbk PT	317,692	82
		547

Ireland — 0.4%
Bank of Ireland Group PLC	15,527	127
CRH PLC	21,940	873
		1,000

Israel — 0.0%
Bank Leumi Le-Israel BM	11,149	101

Italy — 1.0%
Assicurazioni Generali SpA	637	11
Eni SpA	26,584	392
Hera SpA	46,400	128
Intesa Sanpaolo SpA	314,233	690
Snam SpA	3,202	16
Tenaris SA	754	13
UniCredit SpA	69,449	939
UnipolSai Assicurazioni SpA	75,012	189
		2,378

Japan — 11.9%
Advantest Corp	100	7
AEON Investment Corp ‡	100	115
Aisin Corp	16,000	436
Alps Alpine Co Ltd	20,200	192
Aoyama Trading Co Ltd	11,100	81
Aozora Bank Ltd	5,700	107
Astellas Pharma Inc	700	11
Bandai Namco Holdings Inc	400	26
Canon Inc	22,457	519
Citizen Watch Co Ltd	71,800	312
Cosel Co Ltd	7,300	45
Credit Saison Co Ltd	44,200	561
Daiichi Life Holdings Inc	37,000	679
Daiichi Sankyo Co Ltd	1,900	62
Daito Trust Construction Co Ltd	2,701	298
DCM Holdings Co Ltd	22,400	185
Dentsu Group	900	29
Eizo Corp	3,700	96
en Japan Inc	11,000	196
EXEO Group	18,400	283
FANUC Corp	5,700	848
Fuji Media Holdings Inc	18,400	143
FUJIFILM Holdings Corp	4,039	215

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fujikura Ltd	4,264	$35
Fujitsu Ltd	200	27
H.U. Group Holdings Inc	3,700	74
Hachijuni Bank Ltd/The	84,500	317
Hirogin Holdings Inc	36,800	168
Hokuetsu Corp	7,400	42
Honda Motor Co Ltd	43,100	1,039
Inpex Corp	1,000	11
Internet Initiative Japan	1,768	32
Isuzu Motors Ltd	800	10
ITOCHU Corp	1,000	31
Itochu Enex Co Ltd	22,300	164
Japan Lifeline Co Ltd	22,300	154
Japan Tobacco Inc	9,666	196
JFE Holdings Inc	32,500	359
JGC Holdings Corp	14,700	202
JTEKT	59,000	433
Kajima Corp	36,800	412
Kao Corp	18,300	725
KDDI Corp	5,100	150
Kirin Holdings Co Ltd	55,200	862
Komeri Co Ltd	12,300	230
K's Holdings Corp	25,200	207
Kubota	600	9
Kuraray Co Ltd	33,100	263
KYORIN Holdings Inc	12,900	165
Lixil Corp	600	9
Mabuchi Motor Co Ltd	11,000	330
Macnica Holdings	658	16
Makita Corp	20,900	476
Marubeni Corp	2,900	32
Mitsubishi Corp	5,000	167
Mitsubishi Estate Co Ltd	60,800	850
Mitsubishi Motors	11,475	53
Mitsubishi UFJ Financial Group Inc	86,100	465
Mitsui & Co Ltd	3,368	97
Mizuho Financial Group Inc	18,900	233
Morinaga Milk Industry Co Ltd	11,200	359
MS&AD Insurance Group Holdings Inc	8,800	258
Murata Manufacturing Co Ltd	7,000	380
NH Foods Ltd	7,400	197
Nikon Corp	4,382	42
Nippon Steel Corp	39,500	626
Nippon Telegraph & Telephone Corp	8,600	236
Nippon Television Holdings Inc	36,700	281
Nippon Yusen KK	1,878	41
Nishi-Nippon Financial Holdings Inc	31,300	198
Nomura Holdings Inc	46,000	166
Nomura Research Institute Ltd	526	12
North Pacific Bank Ltd	52,300	93
NSK Ltd	156,500	863
NTT Data Corp	7,451	114

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Obayashi Corp	22,100	$164
Oji Holdings	12,300	47
Ono Pharmaceutical Co Ltd	600	15
Oriental Land Co Ltd/Japan	100	14
Osaka Gas Co Ltd	500	8
OSG Corp	16,600	234
Otsuka Corp	3,600	120
Pack Corp/The	1,300	24
Panasonic Holdings	1,700	16
Rohto Pharmaceutical	1,739	56
Ryohin Keikaku Co Ltd	14,700	155
Sawai Group Holdings Co Ltd	7,700	236
Seiko Epson Corp	22,000	343
Seino Holdings	33,100	289
Shimano Inc	1,200	205
SoftBank Group Corp	17,900	776
Sony Group Corp	11,100	910
Stanley Electric	16,600	338
Subaru Corp	6,800	115
Sumitomo Electric Industries Ltd	57,100	664
Sumitomo Heavy Industries Ltd	9,000	190
Sumitomo Mitsui Financial Group Inc	30,600	1,028
Sumitomo Mitsui Trust Holdings Inc	22,900	727
Suzuken Co Ltd/Aichi Japan	5,900	157
Taiheiyo Cement Corp	7,700	121
Takeda Pharmaceutical Co Ltd	22,400	652
Teijin Ltd	12,400	119
Toagosei	12,800	109
Toho Holdings Co Ltd	11,000	169
Tokyo Electron Ltd	1,473	495
Tokyo Gas Co Ltd	47,000	856
Tokyo Ohka Kogyo Co Ltd	149	7
Toray Industries Inc	152,600	813
Toyo Suisan Kaisha Ltd	1,598	66
Toyota Tsusho Corp	400	15
Trusco Nakayama	12,700	192
United Arrows Ltd	7,000	96
UT Group Co Ltd	4,200	83
Wacoal Holdings Corp	10,100	170
Xebio Holdings Co Ltd	9,100	62
Yamada Holdings Co Ltd	82,900	284
Yamaha Motor Co Ltd	3,606	89
		29,586

Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC GDR	29,070	316
Kaspi.KZ JSC GDR	5,452	420
		736

Luxembourg — 0.3%
APERAM SA	10,497	330
ArcelorMittal SA	18,789	510
		840

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Malaysia — 0.1%
Dayang Enterprise Holdings	34,800	$11
Evergreen Fibreboard	126,172	12
Heineken Malaysia Bhd	1,900	11
Petronas Chemicals Group Bhd	42,296	81
RHB Bank Bhd	130,700	166
SFP Tech Holdings	15,500	6
Ta Ann Holdings	19,588	17
		304

Mexico — 0.3%
Alsea SAB de CV *	62,478	125
Arca Continental SAB de CV	7,008	58
Coca-Cola Femsa SAB de CV	9,277	63
El Puerto de Liverpool	1,000	6
Grupo Aeroportuario del Sureste SAB de CV, Cl B	340	9
Grupo Financiero Banorte SAB de CV, Cl O	37,700	301
Vista Energy ADR *	6,511	94
		656

Netherlands — 1.1%
Aegon NV	3,602	18
Akzo Nobel NV	359	26
Heineken NV	239	22
ING Groep NV	61,169	734
Koninklijke Ahold Delhaize NV	35,039	1,010
Koninklijke DSM NV	326	42
NN Group NV	2,300	97
Randstad NV	180	10
Shell PLC	4,700	136
Signify NV	15,775	533
Wolters Kluwer NV	166	18
		2,646

New Zealand — 0.0%
Spark New Zealand Ltd	2,641	9

Norway — 0.0%
Austevoll Seafood ASA	6,400	52
DNB Bank ASA	501	10
Mowi ASA	792	12
Norsk Hydro ASA	1,928	14
Orkla ASA	991	7
		95

Pakistan — 0.0%
Habib Bank Ltd	63,667	19
Meezan Bank	19,751	10
		29

Philippines — 0.1%
Aboitiz Power	34,400	21
Alliance Global Group Inc	28,400	5
DMCI Holdings Inc	1,390,594	237

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LT Group Inc	125,400	$21
Manila Electric Co	3,950	19
Nickel Asia	365,498	36
		339

Poland — 1.4%
Amica SA	5,355	98
Bank Handlowy w Warszawie SA	13,410	220
Bank Polska Kasa Opieki SA	21,467	406
Benefit Systems *	776	115
Budimex SA	1,884	114
CAPITEA *	158,863	–
Ciech SA *	10,052	91
ComArch SA	2,742	96
Grupa Azoty SA *	743	6
Grupa Kety SA	2,269	298
LPP	125	268
Polski Koncern Naftowy ORLEN SA	22,000	320
Powszechna Kasa Oszczednosci Bank Polski SA	111,206	709
Powszechny Zaklad Ubezpieczen SA	58,977	417
Toya SA	73,963	86
VRG SA	95,776	71
Wirtualna Polska Holding	3,900	83
		3,398

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,622	124
REN - Redes Energeticas Nacionais SGPS SA	36,000	94
		218

Romania — 0.4%
Banca Transilvania SA	31,992	135
BRD-Groupe Societe Generale SA	77,937	218
Fondul Proprietatea SA	427,979	172
OMV Petrom SA	3,512,838	341
Sphera Franchise Group	35,121	107
		973

Russia — 0.0%
Detsky Mir PJSC	101,061	–
Evraz PLC	21,791	21
Gazprom Neft PJSC	7,643	–
Gazprom PJSC	125,045	–
HeadHunter Group PLC ADR (A)	161	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR	29,105	–
MMC Norilsk Nickel PJSC	354	–
PhosAgro PJSC GDR	12,000	–
Rosneft Oil Co PJSC	35,283	–
Sberbank of Russia PJSC	105,050	–

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
X5 Retail Group NV GDR	10,491	$–
		21

Saudi Arabia — 0.3%
Al Rajhi Bank *	1,177	25
Aldrees Petroleum and Transport Services	243	5
Alinma Bank	7,249	67
Bank AlBilad *	1,268	18
Najran Cement	7,381	24
SABIC Agri-Nutrients Co	3,799	147
Sahara International Petrochemical Co	6,079	59
Saudi Arabian Oil Co	21,212	190
Saudi Basic Industries Corp	744	16
Saudi Electricity Co	10,558	70
Saudi National Bank	1,276	18
		639

Singapore — 0.3%
Best World International Ltd *(A)	24,994	32
DBS Group Holdings Ltd	10,200	264
Jardine Cycle & Carriage Ltd	5,900	131
Sheng Siong Group Ltd	9,641	12
STMicroelectronics NV	474	18
United Overseas Bank Ltd	8,600	197
		654

Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	23,774	290

South Africa — 0.3%
African Rainbow Minerals Ltd	9,601	169
DataTec Ltd	5,397	10
Investec Property Fund ‡	19,999	–
KAP Industrial Holdings	107,850	28
Motus Holdings Ltd	12,636	87
MTN Group Ltd	1,659	14
Old Mutual Ltd	334,749	219
PPC Ltd *	157,631	24
Sappi Ltd	59,211	171
		722

South Korea — 1.7%
BH	894	18
Cheil Worldwide Inc	875	16
Daewon Pharmaceutical	432	6
Daishin Securities Co Ltd	624	7
DB Insurance Co Ltd	380	18
Dentium Co Ltd	1,837	125
Doosan Bobcat Inc	6,065	166
GS Holdings Corp	5,303	197
Hansol Paper	4,237	45
HD Hyundai	461	23
Hwa Shin	867	6
Hyundai Glovis Co Ltd	411	56
Hyundai Mobis Co Ltd	177	29

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hyundai Motor Co	1,516	$197
JYP Entertainment	835	39
KB Financial Group Inc	2,206	88
Kia Corp	1,861	98
Korea Real Estate Investment & Trust	39,304	42
KT Corp	7,752	221
KT&G Corp	2,100	159
KUMHOE&C Co Ltd	2,572	16
Kyeryong Construction Industrial Co Ltd	2,534	38
L&F Co Ltd	138	24
LG Innotek Co Ltd	1,285	310
LX INTERNATIONAL CORP	3,921	124
Nasmedia Co Ltd	231	5
Osstem Implant Co Ltd	2,667	228
POSCO Chemical	826	139
Samsung Electronics Co Ltd	7,810	375
Samsung Electronics Co Ltd GDR	958	1,130
Seoyon E-Hwa	817	–
SK Square Co Ltd *	2,356	68
SK Telecom Co Ltd	2,700	103
Value Added Technology	2,125	53
		4,169

Spain — 0.6%
AmRest Holdings *	20,616	91
Banco Santander SA	314,269	928
Bankinter SA	4,156	27
Endesa SA	6,300	115
Grifols SA *	29,842	317
Naturgy Energy Group SA	606	17
Viscofan SA	573	35
		1,530

Sweden — 0.4%
Atlas Copco, Cl A	933	12
Autoliv Inc	8,736	758
Axfood AB	942	25
Boliden	398	15
Essity AB, Cl B	872	21
Evolution AB	83	8
Hexatronic Group	2,938	41
		880

Switzerland — 0.9%
ABB Ltd	1,410	44
Cie Financiere Richemont SA, Cl A	5,023	661
Geberit AG	101	48
Kuehne + Nagel International AG	98	24
Lonza Group AG	61	32
Novartis AG	207	18
Partners Group Holding AG	51	50
Roche Holding AG	3,508	1,138
Sonova Holding AG	26	7
Swiss Life Holding AG	200	106

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TE Connectivity Ltd	151	$19
Wizz Air Holdings PLC *	5,100	138
		2,285

Taiwan — 1.7%
Asustek Computer Inc	1,000	9
Chicony Electronics Co Ltd	78,000	211
Chunghwa Telecom Co Ltd	26,600	98
Compeq Manufacturing Co Ltd	99,000	161
Delta Electronics Inc	31,000	306
E Ink Holdings Inc	17,434	105
Evergreen Marine Corp Taiwan Ltd	21,800	117
Excelsior Medical	4,200	9
Far EasTone Telecommunications	26,989	60
FLEXium Interconnect Inc	32,000	112
Global Unichip Corp	11,000	266
Hon Hai Precision Industry Co Ltd	58,000	190
Mega Financial Holding Co Ltd	178,251	186
Nan Ya Plastics Corp	3,000	7
Pou Chen Corp	109,000	115
Ruentex Development	10,500	16
SinoPac Financial Holdings Co Ltd	232,300	138
Sunonwealth Electric Machine Industry	5,000	8
Taiwan Cement Corp	7,699	8
Taiwan Cooperative Financial Holding Co Ltd	122,542	106
Taiwan Semiconductor Manufacturing Co Ltd	91,849	1,475
TTY Biopharm	12,000	30
Universal Vision Biotechnology Co Ltd	15,300	133
Wiwynn Corp *	4,000	115
Yuanta Financial Holding Co Ltd	142,140	105
Zhen Ding Technology Holding Ltd	64,000	251
		4,337

Thailand — 0.3%
AP Thailand	450,400	130
Asian Alliance International *	83,684	19
Bangkok Bank PCL	35,900	147
Bangkok Dusit Medical Services	146,922	127
Bumrungrad Hospital PCL	7,169	46
Central Retail	155,600	191
Indorama Ventures PCL	8,200	10
Kiatnakin Phatra Bank PCL	66,500	136
Praram 9 Hospital	21,500	11
		817

Turkey — 0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,635	72
BIM Birlesik Magazalar AS	7,321	53
KOC Holding AS	11,594	44
Sok Marketler Ticaret	98,716	132
Turk Hava Yollari AO *	6,957	45
Turkcell Iletisim Hizmetleri AS	18,483	34

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Turkiye Sise ve Cam Fabrikalari AS	24,450	$52
		432

United Kingdom — 4.6%
3i Group PLC	1,946	32
Accenture PLC, Cl A	287	86
Admiral Group PLC	476	11
Aon PLC, Cl A	35	11
Ashtead Group PLC	234	14
Aviva	2,658	14
BAE Systems PLC	19,805	194
Beazley	10,499	82
BP PLC	152,709	901
British American Tobacco PLC	18,987	769
CNH Industrial NV	39,700	637
Croda International PLC	123	10
Drax Group PLC	6,014	44
Ferguson PLC	583	65
Glencore PLC	4,179	28
Globaltrans Investment PLC GDR (A)	27,819	–
GSK PLC	52,916	889
Haleon PLC *	18,100	62
Imperial Brands PLC	7,387	188
Indivior *	2,003	41
Informa PLC	115,918	859
InterContinental Hotels Group PLC	189	11
Intermediate Capital Group PLC	3,165	46
Legal & General Group PLC	5,596	17
Linde PLC	4,288	1,443
Lloyds Banking Group PLC	1,438,124	811
M&G PLC	4,020	9
Next PLC	260	18
OTP Bank PLC	26,857	731
Pearson PLC	87,283	1,041
Sage Group PLC/The	3,393	32
Segro PLC ‡	921	9
Serco Group	21,515	45
Smiths Group PLC	449	8
Spectris	12,102	463
SSE PLC	469	10
Telecom Plus PLC	1,013	30
Tesco PLC	5,068	14
Travis Perkins PLC	29,174	324
Unilever PLC	3,300	163
Vodafone Group PLC	20,220	22
Whitbread PLC	18,552	579
WPP PLC	61,015	634
		11,397

United States — 51.1%
AbbVie Inc	427	69
Activision Blizzard Inc	4,596	340
Adient PLC *	12,050	469

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Adobe Inc *	2,284	$788
ADTRAN Holdings Inc	1,283	26
Advance Auto Parts Inc	6,000	906
Advanced Micro Devices Inc *	300	23
Aflac Inc	10,199	734
Agilent Technologies Inc	2,471	383
Air Products and Chemicals Inc	62	19
Akamai Technologies Inc *	172	16
Alaska Air Group Inc *	10,770	511
Albemarle Corp	551	153
Align Technology Inc *	81	16
Alkermes PLC *	672	17
Alliant Energy Corp	173	10
Allison Transmission Holdings Inc, Cl A	5,300	237
Allstate Corp/The	11,100	1,486
Ally Financial Inc	47,640	1,287
Alphabet Inc, Cl A *	33,633	3,397
Alphabet Inc, Cl C *	1,142	116
Altria Group Inc	2,100	98
Amazon.com Inc *	341	33
Amcor PLC	2,719	34
Amdocs Ltd	4,800	427
Ameren Corp	136	12
American Express Co	5,545	874
American Financial Group Inc/OH	700	99
American International Group Inc	21,911	1,383
American Water Works Co Inc	81	12
Ameriprise Financial Inc	26	9
AmerisourceBergen Corp, Cl A	8,749	1,493
Amgen Inc	1,200	344
Amphenol Corp, Cl A	4,930	396
Analog Devices Inc	6,605	1,135
Annaly Capital Management Inc	4,175	90
APA Corp	338	16
Apple Inc	11,754	1,740
Applied Materials Inc	154	17
Archer-Daniels-Midland Co	4,446	433
Arcosa Inc	710	43
Argo Group International Holdings Ltd	9,630	262
Arista Networks Inc *	2,070	288
Arrow Electronics Inc *	4,200	457
Arthur J Gallagher & Co	258	51
Assurant Inc	223	29
AT&T Inc	92,300	1,780
Atmos Energy Corp	142	17
Automatic Data Processing Inc	836	221
AutoZone Inc *	1,112	2,868
Avery Dennison Corp	80	16
Avnet Inc	12,180	550
Baker Hughes Co, Cl A	1,846	54
BancFirst Corp	298	30
Bank of America Corp	2,451	93

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bath & Body Works Inc	1,726	$73
Becton Dickinson and Co	4,098	1,022
Berkshire Hathaway Inc, Cl B *	805	257
Berry Global Group Inc	1,400	82
Best Buy Co Inc	818	70
Bill.com Holdings Inc *	143	17
Biogen Inc *	94	29
Bio-Rad Laboratories Inc, Cl A *	29	12
BJ's Wholesale Club Holdings Inc *	2,224	167
BlackRock Inc, Cl A	23	16
Boston Properties Inc ‡	216	16
Bristol-Myers Squibb Co	9,322	748
Broadcom Inc	375	207
Broadridge Financial Solutions Inc	208	31
Cadence Design Systems Inc *	1,285	221
Capital One Financial Corp	142	15
Cardinal Health Inc	659	53
Carlisle Cos Inc	925	243
Carrier Global Corp	20,617	914
Caterpillar Inc	53	13
Cboe Global Markets Inc	111	14
CDW Corp/DE	293	55
Celanese Corp, Cl A	152	16
CenterPoint Energy Inc	911	28
CF Industries Holdings Inc	343	37
Chevron Corp	10,000	1,833
Chord Energy Corp	188	29
Chubb Ltd	81	18
Cigna Corp	180	59
Cincinnati Financial Corp	238	26
Cintas Corp	507	234
Cisco Systems Inc	8,341	415
Citigroup Inc	18,672	904
Citizens Financial Group Inc	381	16
Cleveland-Cliffs Inc *	33,540	519
Clorox Co/The	295	44
CME Group Inc, Cl A	5,196	917
CMS Energy Corp	214	13
Cognizant Technology Solutions Corp, Cl A	1,659	103
Colgate-Palmolive Co	6,948	538
Comcast Corp, Cl A	5,200	190
Conagra Brands Inc	4,300	163
Consolidated Edison Inc	169	17
Constellation Energy Corp	328	32
Costco Wholesale Corp	25	13
Coterra Energy Inc, Cl A	1,077	30
CSG Systems International Inc	2,600	161
CSX Corp	16,919	553
Cummins Inc	1,099	276
Curtiss-Wright Corp	4,700	830
CVB Financial Corp	2,471	71
CVS Health Corp	16,542	1,685

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dana Inc	29,530	$520
Danaher Corp	238	65
Darden Restaurants Inc	123	18
Datadog Inc, Cl A *	1,472	112
DaVita Inc *	274	20
Deere & Co	96	42
Delek US Holdings Inc	17,490	542
Dell Technologies Inc, Cl C	3,300	148
Designer Brands Inc, Cl A	40,080	613
Devon Energy Corp	5,546	380
Discover Financial Services	123	13
Dollar Tree Inc *	8,153	1,225
Domino's Pizza Inc	21	8
Dover Corp	192	27
Dow Inc	24,300	1,239
DR Horton Inc	1,600	138
DTE Energy Co	158	18
DXC Technology Co *	46,090	1,367
Eastman Chemical Co	300	26
Eaton Corp PLC	122	20
eBay Inc	21,637	983
Edison International	1,329	89
Elevance Health Inc	161	86
elf Beauty Inc *	781	43
Eli Lilly & Co	73	27
Emerson Electric Co	120	11
Enova International Inc *	599	24
Enphase Energy Inc *	406	130
Entergy Corp	1,070	124
EOG Resources Inc	134	19
EPAM Systems Inc *	59	22
Equifax Inc	49	10
Equitable Holdings Inc	40,700	1,292
Everest Re Group Ltd	887	300
Evergy Inc	2,637	156
Exelon Corp	598	25
ExlService Holdings Inc *	498	93
Expeditors International of Washington Inc	646	75
Express Inc *	72,880	104
Extra Space Storage Inc ‡	282	45
Exxon Mobil Corp	2,400	267
F5 Inc *	74	11
FactSet Research Systems Inc	1,875	865
Fastenal Co	732	38
FedEx Corp	186	34
Fidelity National Information Services Inc	4,600	334
FirstEnergy Corp	438	18
FMC Corp	116	15
Foot Locker Inc	12,800	509
Ford Motor Co	6,880	96
Fortinet Inc *	1,170	62
Fortive Corp	166	11

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Fortune Brands Home & Security Inc	412	$27
Fox Corp	6,000	195
Fulton Financial Corp	2,943	55
Gap Inc/The	48,590	707
Gartner Inc *	410	144
General Mills Inc	2,012	172
Gentex Corp	15,674	453
Genuine Parts Co	2,297	421
Gilead Sciences Inc	4,464	392
Goldman Sachs Group Inc/The	2,225	859
Graco Inc	13,312	931
Grocery Outlet Holding Corp *	1,792	54
H&R Block Inc	2,757	121
Halliburton Co	1,401	53
Hartford Financial Services Group Inc/The	2,900	221
Hasbro Inc	434	27
Hawaiian Holdings Inc *	30,690	427
Hershey Co/The	2,432	572
Hewlett Packard Enterprise Co	2,406	40
HF Sinclair Corp	11,680	728
Hologic Inc *	234	18
Hormel Foods Corp	204	10
Host Hotels & Resorts Inc ‡	8,560	162
Houlihan Lokey Inc, Cl A	379	37
HP Inc	23,728	713
Humana Inc	85	47
Huntington Bancshares Inc/OH	606	9
Huntington Ingalls Industries Inc	98	23
Illinois Tool Works Inc	52	12
Intel Corp	44,801	1,347
International Business Machines Corp	11,543	1,719
Interpublic Group of Cos Inc/The	7,461	256
Intuit Inc	78	32
Invesco Ltd	981	19
IQVIA Holdings Inc *	1,598	348
Iron Mountain Inc ‡	1,121	61
J M Smucker Co/The	2,561	394
Jabil Inc	1,737	125
Jack Henry & Associates Inc	143	27
Jacobs Solutions Inc	268	34
James Hardie Industries PLC	831	16
JB Hunt Transport Services Inc	126	23
JELD-WEN Holding Inc *	44,040	455
Johnson & Johnson	12,855	2,288
Kearny Financial Corp/MD	14,800	143
Kellogg Co	3,096	226
KeyCorp	993	19
Kimco Realty Corp ‡	842	19
Kinder Morgan Inc	8,300	159
Kinsale Capital Group Inc	244	75
KLA Corp	1,691	665
Kraft Heinz Co/The	5,300	209

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kroger Co/The	15,674	$771
Laboratory Corp of America Holdings	100	24
Lamb Weston Holdings Inc	1,030	90
Lantheus Holdings Inc *	1,286	80
Las Vegas Sands Corp *	22,400	1,049
Leidos Holdings Inc	135	15
Lennar Corp, Cl A	4,629	407
Liberty Oilfield Services Inc, Cl A *	45,830	758
Live Nation Entertainment Inc *	339	25
Livent Corp *	3,204	90
LKQ Corp	202	11
Lockheed Martin Corp	500	243
Lowe's Cos Inc	11,527	2,450
Lumen Technologies Inc	1,268	7
M/I Homes Inc *	10,020	453
Macy's Inc	21,060	495
Manhattan Associates Inc *	1,001	126
Marathon Petroleum Corp	2,746	334
MarketAxess Holdings Inc	70	19
Marsh & McLennan Cos Inc	487	84
Mastercard Inc, Cl A	4,765	1,698
Mattel Inc *	5,520	101
McKesson Corp	2,965	1,132
Merck & Co Inc	16,300	1,795
Meta Platforms Inc, Cl A *	6,894	814
Mettler-Toledo International Inc *	695	1,021
Micron Technology Inc	11,387	656
Microsoft Corp	13,060	3,332
Mid-America Apartment Communities Inc ‡	107	18
Middleby Corp/The *	6,543	943
MillerKnoll	18,800	383
Molina Healthcare Inc *	29	10
Monolithic Power Systems Inc	567	217
Moody's Corp	7,031	2,097
Morgan Stanley	859	80
MSC Industrial Direct Co Inc, Cl A	1,600	137
MSCI Inc, Cl A	2,479	1,259
Murphy Oil Corp	21,800	1,029
Murphy USA Inc	1,193	353
National Fuel Gas Co	18,600	1,232
Newell Brands Inc	31,410	407
Newmont Corp	973	46
NIKE Inc, Cl B	8,486	931
NiSource Inc	1,033	29
Nordson Corp	126	30
Northern Trust Corp	261	24
Northrop Grumman Corp	300	160
Nucor Corp	513	77
Oaktree Specialty Lending Corp	24,500	176
Old Dominion Freight Line Inc	129	39
ON Semiconductor Corp *	770	58
ONEOK Inc	165	11

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oracle Corp	19,267	$1,600
O'Reilly Automotive Inc *	103	89
Organon & Co	690	18
OSI Systems Inc *	2,100	186
Otis Worldwide Corp	12,159	950
Otter Tail Corp	2,100	125
Packaging Corp of America	6,475	880
Parker-Hannifin Corp	63	19
Paychex Inc	4,789	594
Paylocity Holding Corp *	428	93
PBF Energy Inc, Cl A	16,590	660
Pentair PLC	459	21
PepsiCo Inc	8,589	1,593
PerkinElmer Inc	1,137	159
Perrigo Co PLC	23,400	754
Pfizer Inc	8,936	448
Philip Morris International Inc	13,200	1,316
Pool Corp	71	23
Prestige Consumer Healthcare Inc *	790	49
ProPetro Holding Corp *	52,590	577
Provident Financial Services Inc	1,418	32
PTC Inc *	69	9
Public Service Enterprise Group Inc	375	23
Pure Storage Inc, Cl A *	4,149	121
PVH Corp	7,290	490
Qorvo Inc *	169	17
QUALCOMM Inc	179	23
Qualys Inc *	486	60
Quest Diagnostics Inc	2,244	341
Regency Centers Corp ‡	236	16
Regeneron Pharmaceuticals Inc *	26	19
Regions Financial Corp	1,555	36
Reliance Steel & Aluminum Co	1,642	347
ResMed Inc	103	24
Robert Half International Inc	491	39
Rollins Inc	248	10
Sanmina Corp *	1,011	67
Schlumberger Ltd	5,750	296
Seagate Technology Holdings PLC	4,018	213
Sealed Air Corp	1,956	104
Service Corp International/US	4,134	295
Sherwin-Williams Co/The	4,749	1,183
Shockwave Medical Inc *	474	120
Silgan Holdings Inc	3,000	159
Simon Property Group Inc ‡	127	15
SITE Centers Corp ‡	1,639	22
Snap-on Inc	181	43
SolarEdge Technologies Inc *	40	12
Sonoco Products Co	2,100	129
Sportsman's Warehouse Holdings Inc *	36,950	363
State Street Corp	220	18
Stellantis	30,490	476

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stellantis NV	846	$13
STERIS PLC	160	30
Stride Inc *	712	25
Swiss Re AG	237	21
Synchrony Financial	295	11
Synopsys Inc *	42	14
Tapestry Inc	21,000	793
Target Corp	1,466	245
Taylor Morrison Home Corp, Cl A *	13,250	403
Teradyne Inc	2,085	195
Tesla Inc *	867	169
Textron Inc	334	24
Thermo Fisher Scientific Inc	1,110	622
TJX Cos Inc/The	16,663	1,334
Towne Bank/Portsmouth VA	1,200	39
Tractor Supply Co	1,676	379
Trimble Inc *	138	8
Trinseo PLC	21,560	531
Tyson Foods Inc, Cl A	3,438	228
UGI Corp	3,700	143
Ulta Beauty Inc *	346	161
Union Pacific Corp	4,043	879
United Natural Foods Inc *	14,110	673
United Parcel Service Inc, Cl B	298	57
United Rentals Inc *	294	104
United Therapeutics Corp *	5,800	1,623
UnitedHealth Group Inc	4,154	2,275
Unum Group	3,312	140
Valero Energy Corp	436	58
Verizon Communications Inc	8,700	339
Victoria's Secret & Co *	11,550	531
Vornado Realty Trust ‡	126	3
W R Berkley Corp	1,170	89
Walmart Inc	370	56
Walt Disney Co/The *	304	30
Warner Bros Discovery Inc *	22,500	256
Waters Corp *	109	38
Wells Fargo & Co	29,340	1,407
West Pharmaceutical Services Inc	137	32
Western Digital Corp *	745	27
Western Union Co/The	11,300	166
Westrock Co	941	36
Whirlpool Corp	1,293	190
WillScot Mobile Mini Holdings Corp, Cl A *	3,653	176
Wintrust Financial Corp	844	77
WW Grainger Inc	46	28
Wynn Resorts Ltd *	290	24
Zebra Technologies Corp, Cl A *	77	21
ZoomInfo Technologies Inc, Cl A *	1,052	30
Zscaler Inc *	342	46
		127,101

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Total Common Stock
(Cost $206,032) ($ Thousands)		$234,312

PREFERRED STOCK — 0.3%
Brazil — 0.0%
Banco ABC Brasil SA (B)	3,700	14
Metalurgica Gerdau SA (B)	9,600	25
Petroleo Brasileiro SA (B)	2,700	13
		52

Germany — 0.3%
Bayerische Motoren Werke AG	151	13
Draegerwerk AG & Co KGaA (B)	2,900	130
Porsche Automobil Holding SE (B)	2,582	157
Volkswagen AG (B)	1,722	252
		552

Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	–

South Korea — 0.0%
Samsung Electronics Co Ltd (B)	263	11

Total Preferred Stock
(Cost $1,436) ($ Thousands)		615

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Taishin Financial Holding Co Ltd *‡‡	3,523	–
Thailand — 0.0%
Thai Union Group PCL *‡‡	6,162	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	1,510,392	1,510

Total Cash Equivalent
(Cost $1,510) ($ Thousands)		1,510

Total Investments in Securities — 95.1%
(Cost $208,978) ($ Thousands)		$236,437

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Hang Seng Index	11	Dec-2022	$1,250	$1,312	$59
MSCI Singapore Index	28	Dec-2022	604	607	–
OMX Stockholm 30	14	Dec-2022	282	276	–
S&P 500 Index E-MINI	112	Dec-2022	21,893	22,855	962
S&P TSX 60 Index	28	Dec-2022	5,120	5,123	203
SPI 200 Index	26	Dec-2022	3,014	3,182	151
			32,163	33,355	1,375
Short Contracts
Euro STOXX 50	(20)	Dec-2022	$(813)	$(817)	$(7)
FTSE 100 Index	(3)	Dec-2022	(265)	(272)	(7)
MSCI Emerging Markets	(153)	Dec-2022	(6,964)	(7,516)	(552)
TOPIX Index	(103)	Dec-2022	(13,619)	(14,689)	(589)
			(21,661)	(23,294)	(1,155)
			$10,502	$10,061	$220

A list of the open forward foreign currency contracts held by the Fund at November 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/12/22	SGD	835	USD	596	$(14)
Barclays PLC	12/12/22	USD	858	SGD	1,203	20
Barclays PLC	12/12/22	USD	1,438	DKK	10,666	40
Barclays PLC	12/12/22	SEK	1,478	USD	136	(2)
Barclays PLC	12/12/22	USD	1,716	HKD	13,458	8
Barclays PLC	12/12/22	USD	1,809	SEK	19,584	30
Barclays PLC	12/12/22	CHF	1,982	USD	2,010	(73)
BNP Paribas	12/12/22	USD	93	NZD	156	4
BNP Paribas	12/12/22	AUD	892	USD	578	(20)
BNP Paribas	12/12/22	NOK	1,222	USD	119	(4)
BNP Paribas	12/12/22	DKK	3,677	USD	496	(14)
BNP Paribas	12/12/22	CAD	4,321	USD	3,202	14
BNP Paribas	12/12/22	USD	5,682	CHF	5,604	210
BNP Paribas	12/12/22	USD	7,259	CAD	9,792	(34)
BNP Paribas	12/12/22	USD	12,569	JPY	1,832,525	584
Brown Brothers Harriman	12/12/22	NZD	2	USD	1	—
Brown Brothers Harriman	12/12/22	NZD	8	USD	5	—
Brown Brothers Harriman	12/12/22	USD	10	NZD	16	—
Brown Brothers Harriman	12/12/22	USD	2	NZD	3	—
Brown Brothers Harriman	12/12/22	USD	30	NOK	301	—
Brown Brothers Harriman	12/12/22	USD	31	NOK	309	—
Brown Brothers Harriman	12/12/22	SGD	16	USD	11	—
Brown Brothers Harriman	12/12/22	SGD	111	USD	81	(1)
Brown Brothers Harriman	12/12/22	USD	117	SGD	161	1
Brown Brothers Harriman	12/12/22	USD	11	SGD	16	—
Brown Brothers Harriman	12/12/22	USD	58	DKK	423	1
Brown Brothers Harriman	12/12/22	USD	143	DKK	1,024	(1)
Brown Brothers Harriman	12/12/22	USD	190	HKD	1,488	—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/12/22	USD	17	HKD	134	$—
Brown Brothers Harriman	12/12/22	USD	50	SEK	542	—
Brown Brothers Harriman	12/12/22	USD	172	SEK	1,789	(4)
Brown Brothers Harriman	12/12/22	NOK	119	USD	12	—
Brown Brothers Harriman	12/12/22	NOK	260	USD	26	—
Brown Brothers Harriman	12/12/22	AUD	194	USD	130	1
Brown Brothers Harriman	12/12/22	AUD	289	USD	191	(2)
Brown Brothers Harriman	12/12/22	CHF	297	USD	314	2
Brown Brothers Harriman	12/12/22	CHF	195	USD	203	(3)
Brown Brothers Harriman	12/12/22	USD	181	AUD	275	3
Brown Brothers Harriman	12/12/22	USD	390	AUD	581	(1)
Brown Brothers Harriman	12/12/22	USD	216	CHF	209	4
Brown Brothers Harriman	12/12/22	USD	594	CHF	560	(5)
Brown Brothers Harriman	12/12/22	DKK	539	USD	75	—
Brown Brothers Harriman	12/12/22	DKK	351	USD	48	—
Brown Brothers Harriman	12/12/22	HKD	8	USD	1	—
Brown Brothers Harriman	12/12/22	HKD	892	USD	114	—
Brown Brothers Harriman	12/12/22	USD	27	CAD	36	—
Brown Brothers Harriman	12/12/22	USD	980	CAD	1,307	(15)
Brown Brothers Harriman	12/12/22	CAD	864	USD	647	10
Brown Brothers Harriman	12/12/22	CAD	149	USD	110	—
Brown Brothers Harriman	12/12/22	SEK	935	USD	89	1
Brown Brothers Harriman	12/12/22	SEK	338	USD	32	—
Brown Brothers Harriman	12/12/22	GBP	280	USD	336	3
Brown Brothers Harriman	12/12/22	GBP	1,147	USD	1,346	(20)
Brown Brothers Harriman	12/12/22	USD	1,439	GBP	1,224	19
Brown Brothers Harriman	12/12/22	USD	386	GBP	322	(3)
Brown Brothers Harriman	12/12/22	USD	1,543	EUR	1,512	15
Brown Brothers Harriman	12/12/22	USD	2,181	EUR	2,104	(13)
Brown Brothers Harriman	12/12/22	EUR	2,306	USD	2,392	15
Brown Brothers Harriman	12/12/22	EUR	1,550	USD	1,581	(16)
Brown Brothers Harriman	12/12/22	USD	2,463	JPY	348,246	36
Brown Brothers Harriman	12/12/22	USD	2,000	JPY	277,363	(9)
Brown Brothers Harriman	12/12/22	JPY	252,975	USD	1,824	8
Brown Brothers Harriman	12/12/22	JPY	426,367	USD	3,017	(43)
Standard Chartered	12/12/22	NZD	13	USD	8	(1)
Standard Chartered	12/12/22	HKD	1,422	USD	181	(1)
Standard Chartered	12/12/22	USD	4,453	AUD	6,860	144
Standard Chartered	12/12/22	GBP	6,883	USD	7,888	(312)
Standard Chartered	12/12/22	USD	8,348	GBP	7,284	330
Standard Chartered	12/12/22	USD	16,766	EUR	16,746	491
Standard Chartered	12/12/22	EUR	23,266	USD	23,295	(683)
Standard Chartered	12/12/22	JPY	4,058,358	USD	27,834	(1,294)
Westpac Banking	12/12/22	USD	441	NOK	4,528	14
						$(580)

Percentages are based on Net Assets of $248,618 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.

‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

World Select Equity Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	234,280	–	32	234,312
Preferred Stock	615	–	–	615
Rights	–	–	–	–
Cash Equivalent	1,510	–	–	1,510
Total Investments in Securities	236,405	–	32	236,437

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,375	–	–	1,375
Unrealized Depreciation	(1,155)	–	–	(1,155)
Forwards Contracts*
Unrealized Appreciation	–	2,008	–	2,008
Unrealized Depreciation	–	(2,588)	–	(2,588)
Total Other Financial Instruments	220	(580)	–	(360)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,628	$21,592	$(22,710)	$—	$—	$1,510	$37	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.1%
Argentina — 0.4%
Arcos Dorados Holdings, Cl A	267,158	$2,001
Corp America Airports SA *	266,076	2,392
		4,393

Australia — 0.1%
a2 Milk Co Ltd *	327,597	1,371

Austria — 0.1%
AT&S Austria Technologie & Systemtechnik	13,184	478
AT&S Austria Technologie & Systemtechnik AG	16,275	582
Erste Group Bank AG	1,082	34
		1,094

Bangladesh — 0.2%
BRAC Bank Ltd	4,711,262	1,783

Brazil — 4.4%
Ambev SA	433,900	1,311
Ambipar Participacoes e Empreendimentos SA	77,300	343
Banco do Brasil SA	811,154	5,465
Banco Santander Brasil SA	635,400	3,334
BrasilAgro - Brasileira de Propriedades Agricolas	34,600	178
Cia Brasileira de Aluminio	712,400	1,650
Cielo SA	1,258,700	1,142
Cosan SA	648,500	2,212
CPFL Energia SA	389,500	2,546
Cyrela Brazil Realty SA Empreendimentos e Participacoes	221,400	605
Dexco	210,400	333
Gerdau SA ADR	246,319	1,503
Hapvida Participacoes e Investimentos SA	1,599,836	1,567

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JBS SA	236,200	$990
JHSF Participacoes	437,500	461
Locaweb Servicos de Internet SA *	523,000	838
Lojas Renner SA	173,800	759
Marfrig Global Foods SA	320,300	536
Minerva SA/Brazil	245,200	580
Oncoclinicas do Brasil Servicos Medicos *	699,600	1,016
Petro Rio *	213,900	1,458
Petroleo Brasileiro SA ADR, Cl A	535,770	5,492
Santos Brasil Participacoes SA	661,500	952
Sendas Distribuidora SA	948,500	3,551
Sinqia	166,800	527
SLC Agricola SA	36,780	313
StoneCo Ltd, Cl A *	48,362	565
Suzano SA	68,200	685
TIM SA/Brazil	715,200	1,764
TOTVS SA	144,200	839
Tres Tentos Agroindustrial	354,200	747
Vale SA ADR, Cl B	11,864	196
YDUQS Participacoes SA	191,100	421
		44,879

Canada — 1.4%
Capstone Mining Corp *	389,569	1,351
Dundee Precious Metals Inc	175,999	824
Endeavour Mining	89,519	1,885
Gran Tierra Energy Inc *	1,543,282	1,810
Ivanhoe Mines Ltd, Cl A *	806,647	7,164
Parex Resources Inc	58,439	830
		13,864

Chile — 1.3%
Banco Santander Chile ADR	144,151	2,250
Cia Cervecerias Unidas SA ADR	99,617	1,213
Enel Chile	38,692,461	1,749
Itau CorpBanca Chile	400,745,279	794
Parque Arauco SA	3,701,376	3,894
Sociedad Quimica y Minera de Chile SA ADR	30,362	3,011
		12,911

China — 14.5%
360 DigiTech Inc ADR	51,043	801
Agricultural Bank of China Ltd, Cl H	8,550,000	2,860
Alibaba Group Holding Ltd *	983,500	10,711
Alibaba Group Holding Ltd ADR *	48,937	4,285
Angel Yeast, Cl A	340,600	2,089
Autohome Inc ADR	76,175	2,278
Baidu Inc ADR *	5,852	636
Bank of China Ltd, Cl H	8,801,300	3,121
Bank of Communications Co Ltd, Cl H	2,541,100	1,441
Bank of Jiangsu Co Ltd, Cl A	427,600	446
BYD Co Ltd, Cl H	50,500	1,287
Chengxin Lithium Group, Cl A	45,900	276
China Coal Energy Co Ltd, Cl H	1,110,000	1,033

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Construction Bank Corp, Cl H	12,991,000	$7,868
China Everbright Bank Co Ltd, Cl H	3,237,500	966
China Medical System Holdings Ltd	1,877,000	2,751
China National Building Material Co Ltd, Cl H	680,000	607
China Petroleum & Chemical Corp, Cl H	6,578,000	3,108
China Railway Group Ltd, Cl H	2,607,000	1,473
China Resources Land Ltd	2,192,000	10,189
China Shenhua Energy Co Ltd, Cl H	291,000	902
China Tourism Group Duty Free, Cl A	61,300	1,720
Chongqing Brewery Co Ltd, Cl A	71,900	1,119
Chongqing Zhifei Biological Products Co Ltd, Cl A	34,000	435
CMOC Group, Cl A	948,000	623
Contemporary Amperex Technology Co Ltd, Cl A	5,720	313
COSCO SHIPPING Holdings Co Ltd, Cl H	1,060,550	1,161
Daqin Railway Co Ltd, Cl A	379,145	364
Daqo New Energy Corp ADR *	26,712	1,520
Dongfeng Motor Group Co Ltd, Cl H	3,136,000	1,768
Eastroc Beverage Group, Cl A	54,200	1,306
FinVolution Group ADR	77,513	362
G-bits Network Technology Xiamen Co Ltd, Cl A	43,886	2,016
Gree Electric Appliances of Zhuhai, Cl A	62,700	285
Guangzhou Automobile Group Co Ltd, Cl H	2,998,000	2,169
Guangzhou Tinci Materials Technology, Cl A	72,099	461
Haier Smart Home Co Ltd, Cl H	1,568,800	5,225
Industrial & Commercial Bank of China Ltd, Cl H	9,449,000	4,739
Intco Medical Technology, Cl A	83,994	292
JD.com Inc ADR	32,634	1,866
JD.com Inc, Cl A	7,371	211
Kunlun Energy Co Ltd	4,644,000	3,605
Kweichow Moutai Co Ltd, Cl A	7,575	1,707
Lenovo Group Ltd	3,604,000	3,080
Li Ning Co Ltd	461,000	3,707
Lufax Holding Ltd ADR	494,481	920
Meituan, Cl B *	78,800	1,700
PetroChina Co Ltd, Cl H	4,258,000	1,939
PICC Property & Casualty Co Ltd	5,902,000	5,983
Pinduoduo Inc ADR *	21,109	1,732
Ping An Insurance Group Co of China Ltd, Cl A	332,500	2,109
Ping An Insurance Group Co of China Ltd, Cl H	668,900	4,133
Power Construction Corp of China, Cl A	656,426	707
Proya Cosmetics, Cl A	64,920	1,548
Qingdao Haier Biomedical, Cl A	97,999	938
Shanghai Huace Navigation Technology, Cl A	303,253	1,221
Shenzhen H&T Intelligent Control, Cl A	409,600	895
Shenzhou International Group Holdings Ltd	278,900	2,520

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tencent Holdings Ltd	99,453	$3,764
Tencent Music Entertainment Group ADR *	145,363	1,019
Tongcheng Travel Holdings Ltd *	670,800	1,462
Tongwei Co Ltd, Cl A	206,895	1,264
Vipshop Holdings Ltd ADR *	364,694	4,066
Weichai Power Co Ltd, Cl H	1,189,000	1,583
Wuliangye Yibin Co Ltd, Cl A	21,679	482
Wuxi Lead Intelligent Equipment, Cl A	36,567	228
Xiamen Faratronic, Cl A	83,600	1,865
Xtep International Holdings Ltd	841,500	968
Zhejiang Expressway Co Ltd, Cl H	2,286,000	1,708
Zhongsheng Group Holdings Ltd	390,000	2,013
ZTO Express Cayman Inc ADR	90,126	2,259
		148,208

Egypt — 0.3%
Commercial International Bank Egypt SAE GDR	2,175,279	2,850

Germany — 0.4%
AIXTRON SE	60,445	1,972
Krones AG	14,547	1,638
		3,610

Greece — 1.1%
Alpha Services and Holdings SA *	980,733	1,044
Eurobank Ergasias Services and Holdings SA *	1,761,137	2,010
Galaxy Cosmos Mezz *	34,490	9
Mytilineos Holdings	103,150	1,926
National Bank of Greece SA *	972,904	3,960
OPAP SA	36,334	498
Piraeus Financial Holdings SA *	1,308,487	1,928
Sunrisemezz *	186,926	23
		11,398

Hong Kong — 6.2%
AIA Group Ltd	505,840	5,140
BOE Varitronix	684,000	1,264
Bosideng International Holdings Ltd	3,396,000	1,693
China Datang Renewable Power, Cl H	3,734,000	1,082
China Everbright Environment Group Ltd	1,097,000	508
China Feihe	1,558,000	1,275
China Galaxy Securities, Cl H	919,000	458
China International Capital, Cl H	1,696,800	3,203
China Lesso Group Holdings Ltd	2,167,000	2,658
China Meidong Auto Holdings Ltd	422,000	804
China Mengniu Dairy Co Ltd	763,000	3,434
China Merchants Port Holdings Co Ltd	650,000	949
China Overseas Grand Oceans Group Ltd	3,451,000	1,601
China Overseas Property Holdings Ltd	1,435,000	1,601
China Resources Pharmaceutical Group Ltd	546,000	450
CIMC Enric Holdings Ltd	1,718,000	1,857
CITIC Ltd	1,457,000	1,495

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ganfeng Lithium Group, Cl H	65,080	$576
Greentown Service Group	563,249	389
Hong Kong Exchanges & Clearing Ltd	39,642	1,577
Jiumaojiu International Holdings	840,000	2,158
Kingsoft	277,400	887
Man Wah Holdings Ltd	1,501,600	1,391
NetEase	320,570	4,638
New Horizon Health Ltd *	305,500	820
Orient Overseas International Ltd	13,500	257
PAX Global Technology Ltd	2,134,000	1,834
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	933,200	1,369
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	261,300	436
Skyworth Group Ltd	462,000	177
Techtronic Industries Co Ltd	261,000	3,184
Uni-President China Holdings Ltd	1,950,000	1,713
Vinda International Holdings Ltd	359,000	935
WuXi AppTec Co Ltd, Cl H	236,244	2,384
Wuxi Biologics Cayman Inc *	132,000	866
Xinyi Solar Holdings Ltd	2,507,000	2,944
Yadea Group Holdings Ltd	1,842,000	3,497
Zijin Mining Group, Cl H	1,222,300	1,623
		63,127

Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	415,170	2,969
Richter Gedeon Nyrt	171,575	3,645
		6,614

Iceland — 0.4%
Islandsbanki HF	4,320,225	3,707

India — 11.2%
Apollo Tyres Ltd	104,214	407
Aster DM Healthcare *	433,939	1,268
Axis Bank Ltd	84,486	939
Bank of Baroda	605,182	1,246
Bata India Ltd	68,875	1,459
Bharat Electronics Ltd	1,453,948	1,888
Cipla Ltd/India	33,516	472
Coal India Ltd	336,564	948
Cochin Shipyard	167,511	1,379
Computer Age Management Services	14,942	424
CreditAccess Grameen *	132,206	1,568
Divi's Laboratories Ltd	65,474	2,751
Federal Bank Ltd	917,076	1,490
GAIL India Ltd	1,359,419	1,594
Genus Power Infrastructures	1,402,655	1,623
HCL Technologies Ltd	400,110	5,554
HDFC Bank Ltd	141,304	2,802
Hero MotoCorp Ltd	75,874	2,669
Hindalco Industries Ltd	191,405	1,074
Hindustan Unilever Ltd	10,745	355

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Housing Development Finance Corp Ltd	156,751	$5,210
ICICI Bank Ltd ADR	325,025	7,710
Info Edge India Ltd	13,733	681
Infosys Ltd	116,723	2,373
Infosys Ltd ADR	15,900	323
Ipca Laboratories	101,568	1,086
ITC Ltd	315,258	1,321
Kotak Mahindra Bank Ltd	166,884	4,002
KPIT Technologies Ltd	364,554	3,236
Lemon Tree Hotels *	1,675,200	2,092
LTIMindtree	22,661	1,363
Mahindra & Mahindra Ltd	51,819	834
Marico	120,691	753
Maruti Suzuki India Ltd	7,278	805
Narayana Hrudayalaya	296,549	2,713
NTPC Ltd	346,603	734
Oil & Natural Gas Corp Ltd	2,660,735	4,662
Page Industries Ltd	663	387
Petronet LNG Ltd	718,782	1,885
Phoenix Mills	170,017	3,057
PI Industries	36,398	1,571
PNC Infratech Ltd	374,307	1,271
Power Grid Corp of India Ltd	960,561	2,650
PVR Ltd *	113,157	2,588
Quess	191,023	1,036
REC Ltd	517,981	705
Shriram Transport Finance Co Ltd	128,606	2,141
Star Health & Allied Insurance *	104,454	830
State Bank of India	84,206	626
Sun Pharmaceutical Industries	139,662	1,801
Tata Consultancy Services Ltd	95,324	4,003
Tata Steel	659,980	883
Torrent Pharmaceuticals Ltd	84,414	1,725
Trent	21,431	389
UPL Ltd	387,483	3,775
Varun Beverages Ltd	315,443	4,851
Vedanta Ltd	127,946	484
WNS Holdings Ltd ADR *	74,296	6,265
		114,731

Indonesia — 4.2%
Adaro Energy Indonesia Tbk PT	2,287,200	566
Aneka Tambang Tbk	13,636,400	1,737
Astra International Tbk PT	1,258,300	487
Bank Central Asia Tbk PT	4,321,400	2,567
Bank Mandiri Persero Tbk PT	1,277,400	862
Bank Rakyat Indonesia Persero Tbk PT	31,715,176	10,089
Bukit Asam Tbk PT	1,264,900	307
Cisarua Mountain Dairy TBK	10,816,900	3,225
First Pacific Co Ltd	7,750,000	2,434
Indo Tambangraya Megah Tbk PT	167,000	445
Indofood Sukses Makmur Tbk PT	651,100	267
Kalbe Farma Tbk PT	14,739,500	1,945

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medikaloka Hermina Tbk PT	77,974,500	$7,559
Merdeka Copper Gold Tbk PT *	5,445,910	1,450
Pakuwon Jati Tbk PT	120,515,984	3,634
Perusahaan Gas Negara Tbk PT	3,274,300	394
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	2,714
United Tractors Tbk PT	219,900	432
Vale Indonesia *	3,965,500	1,879
		42,993

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR	663,101	7,221

Kenya — 0.5%
ARM Cement Ltd *	10	–
East African Breweries Ltd	1,609,700	2,182
Equity Group Holdings PLC/Kenya	6,830,963	2,551
		4,733

Kuwait — 0.1%
Agility Public Warehousing KSC	278,202	717

Malaysia — 0.3%
Kuala Lumpur Kepong	144,200	679
Malayan Banking Bhd	1,029,300	2,000
		2,679

Mexico — 2.3%
Alfa SAB de CV, Cl A	509,800	355
Arca Continental SAB de CV	234,217	1,942
Banco del Bajio SA	342,400	1,108
Coca-Cola Femsa ADR	8,279	566
Fomento Economico Mexicano SAB de CV	80,300	638
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B	195,692	1,692
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	27,800	450
Grupo Aeroportuario del Sureste SAB de CV ADR	10,850	2,683
Grupo Aeroportuario del Sureste SAB de CV, Cl B	31,985	790
Grupo Bimbo, Ser A	119,600	505
Grupo Financiero Banorte SAB de CV, Cl O	886,900	7,089
Grupo Mexico SAB de CV, Ser B	454,400	1,841
Inmobiliaria Vesta	351,300	781
Orbia Advance Corp SAB de CV	426,779	833
Wal-Mart de Mexico SAB de CV	647,890	2,550
		23,823

Netherlands — 0.3%
AMG Advanced Metallurgical Group NV	27,995	1,113
BE Semiconductor Industries NV	23,052	1,486
		2,599

Nigeria — 0.4%
Nigerian Breweries	3,989,043	377

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zenith Bank PLC	76,698,031	$3,783
		4,160

Pakistan — 0.3%
United Bank Ltd/Pakistan	6,175,348	2,932

Philippines — 2.5%
ACEN	929,277	117
AllHome Corp	17,413,000	474
Alliance Global Group Inc	19,991,310	3,462
Ayala Corp	309,759	3,846
Ayala Land Inc	5,943,100	3,361
Century Pacific Food	2,522,700	1,129
GT Capital Holdings Inc	387,410	3,019
Metropolitan Bank & Trust Co	2,256,370	2,299
Robinsons Land Corp	8,086,500	2,307
Universal Robina Corp	2,020,330	4,760
Wilcon Depot Inc	1,957,200	1,117
		25,891

Poland — 0.8%
Bank Polska Kasa Opieki SA	75,776	1,433
Dino Polska SA *	31,884	2,590
KGHM Polska Miedz SA	118,801	3,108
LPP	181	388
Polski Koncern Naftowy ORLEN SA	48,479	705
		8,224

Qatar — 0.1%
Industries Qatar QSC	165,580	681
Ooredoo QPSC	118,050	288
		969

Russia — 0.0%
Gazprom PJSC ADR *(A)	503,042	–
LUKOIL PJSC ADR *(A)	107,182	–
Mobile TeleSystems PJSC ADR *(A)	556,416	–
Moscow Exchange PJSC *(A)	945,410	–
Ozon Holdings ADR *(A)	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *(A)	416,721	–
TCS Group Holding PLC GDR *	22,288	–
Yandex NV, Cl A *(A)	50,933	–
		–

Saudi Arabia — 2.2%
Al Rajhi Bank *	48,665	1,048
Arab National Bank	46,026	426
Arabian Drilling *	76,996	2,417
Bank Al-Jazira	89,860	510
Banque Saudi Fransi	55,317	634
Bawan Co	31,872	294
Dallah Healthcare	1,182	55
Dr Sulaiman Al Habib Medical Services Group Co	7,291	452

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Etihad Etisalat Co	143,455	$1,399
Jarir Marketing Co	22,966	1,014
Nahdi Medical Co	58,789	2,993
National Medical Care Co	41,203	834
Riyad Bank	55,004	510
SABIC Agri-Nutrients Co	69,489	2,690
Sahara International Petrochemical Co	68,214	661
Saudi Arabian Oil Co	161,447	1,444
Saudi Electricity Co	82,255	545
Saudi National Bank	230,141	3,169
Saudi Telecom Co	119,682	1,230
		22,325

Singapore — 0.2%
Yangzijiang Shipbuilding Holdings Ltd	1,845,500	1,941

Slovenia — 0.4%
Nova Ljubljanska Banka dd GDR	350,045	4,271

South Africa — 2.5%
African Rainbow Minerals Ltd ‡	41,530	731
Aspen Pharmacare Holdings Ltd	20,770	175
Bidvest Group Ltd/The	57,862	791
Capitec Bank Holdings Ltd	17,626	2,127
Exxaro Resources Ltd	52,216	694
FirstRand Ltd	304,594	1,203
Gold Fields Ltd	115,763	1,307
Growthpoint Properties ‡	504,039	420
Kumba Iron Ore Ltd	27,285	784
Life Healthcare Group Holdings Ltd	462,429	474
Mr Price Group Ltd	127,167	1,263
Naspers Ltd, Cl N	59,013	9,193
Nedbank Group Ltd	146,122	1,963
Sanlam Ltd	138,403	462
Sasol Ltd	45,625	806
Sibanye Stillwater Ltd	672,087	1,901
Truworths International Ltd	34,265	115
Vodacom Group Ltd	205,415	1,521
		25,930

South Korea — 10.0%
BGF retail Co Ltd	11,296	1,773
BH	67,267	1,359
Cheil Worldwide Inc	179,975	3,338
CJ CheilJedang Corp	21,996	6,634
Coway Co Ltd	55,367	2,438
Daeduck Electronics	17,915	323
DB Insurance Co Ltd	7,214	343
Dentium Co Ltd	12,314	835
DL E&C Co Ltd	11,387	368
Ecopro	16,577	1,469
Fila Holdings Corp	8,047	205
GS Holdings Corp	17,264	642
Han Kuk Carbon	148,484	1,360

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hana Financial Group Inc	271,509	$9,286
Hankook Tire & Technology Co Ltd	44,878	1,172
Hansol Chemical Co Ltd	5,717	931
Hanwha Corp	30,456	680
Hyundai Glovis Co Ltd	3,296	447
Hyundai Marine & Fire Insurance Co Ltd	17,881	412
Hyundai Mipo Dockyard Co Ltd	28,511	1,899
KB Financial Group Inc	43,229	1,717
Kia Corp	148,521	7,822
Korea Gas Corp	15,979	426
Kumho Petrochemical	18,604	2,140
LG Chemical	4,791	2,735
LG Electronics Inc	47,272	3,567
LG Innotek Co Ltd	3,579	863
LG Uplus Corp	387,155	3,579
LS Cable	3,857	223
LX INTERNATIONAL CORP	18,120	571
LX Semicon Co Ltd	4,755	324
Meritz Fire & Marine Insurance Co Ltd	30,115	1,064
Neowiz *	15,106	472
Park Systems Corp	12,536	1,134
POSCO Holdings ADR	15,821	903
POSCO Holdings Inc	1,052	241
Posco International Corp	35,732	658
PSK Inc	49,815	692
Samsung Electronics Co Ltd	551,855	26,516
SD Biosensor	15,804	400
SIMMTECH	11,837	306
SK Hynix Inc	66,896	4,415
SL Corp	110,063	2,377
Woori Financial Group Inc	76,273	762
Youngone Corp	56,199	2,048
		101,869

Switzerland — 0.1%
Wizz Air Holdings PLC *	42,968	1,159

Taiwan — 11.4%
Airtac International Group	96,019	2,978
Alchip Technologies Ltd	86,000	2,642
Arcadyan Technology Corp	479,000	1,638
Asia Vital Components Co Ltd	81,000	302
ASPEED Technology Inc	25,430	1,768
Bafang Yunji International	95,000	653
Chailease Holding Co Ltd	405,203	2,675
CTBC Financial Holding Co Ltd	6,296,000	4,730
Delta Electronics Inc	197,000	1,948
E Ink Holdings Inc	443,000	2,656
Elite Material	251,000	1,577
Evergreen Marine Corp Taiwan Ltd	69,800	375
Fubon Financial Holding Co Ltd	1,351,655	2,685
Fulgent Sun International Holding Co Ltd	360,000	1,778
Gigabyte Technology Co Ltd	40,000	143

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Global Unichip Corp	33,000	$799
Hon Hai Precision Industry Co Ltd	716,912	2,347
Hu Lane Associate	304,000	1,554
Ingentec	270,070	1,748
Kaori Heat Treatment	376,000	2,003
Lite-On Technology Corp	406,862	868
Macronix International Co Ltd	2,579,000	2,931
Makalot Industrial Co Ltd	49,000	373
Micro-Star International Co Ltd	760,000	3,063
momo.com Inc	161,200	3,180
Nien Made Enterprise Co Ltd	128,000	1,215
Radiant Opto-Electronics Corp	62,000	212
Sercomm	143,000	391
Silergy Corp	76,000	1,140
Sino-American Silicon Products Inc	200,000	1,049
Sitronix Technology Corp	54,000	339
Taiwan Semiconductor Manufacturing Co Ltd	2,353,000	37,789
Taiwan Semiconductor Manufacturing Co Ltd ADR	119,837	9,944
Unimicron Technology Corp	492,000	2,533
United Microelectronics Corp	3,074,000	4,630
Voltronic Power Technology Corp	48,950	2,778
Winbond Electronics Corp	704,000	491
Wiwynn Corp *	122,000	3,521
Yageo Corp	56,592	860
Yang Ming Marine Transport Corp	408,000	888
Yuanta Financial Holding Co Ltd	1,479,640	1,089
Zhen Ding Technology Holding Ltd	143,000	560
		116,843

Thailand — 3.6%
AP Thailand	485,300	140
Bangkok Bank	851,100	3,497
Bangkok Chain Hospital	878,900	509
Bangkok Dusit Medical Services PCL, Cl F	887,400	764
Central Plaza Hotel PCL	1,199,000	1,693
Fabrinet *	21,729	2,899
Home Product Center PCL	8,715,445	3,657
Humanica	1,668,000	528
Indorama Ventures	387,000	469
I-TAIL, Cl F *	3,276,000	3,002
JMT Network Services PCL	758,200	1,451
Kasikornbank PCL	121,600	501
Kasikornbank PCL NVDR	983,900	4,054
Kiatnakin Bank PCL	213,200	435
Krung Thai Bank PCL	1,230,200	617
Land & Houses	6,139,700	1,677
Major Cineplex Group NVDR	1,977,000	1,105
PTT Exploration & Production	228,700	1,219
PTT PCL NVDR	4,886,300	4,624
Sri Trang Agro-Industry PCL	3,103,000	1,678
Thai Union Group PCL, Cl F	2,639,900	1,283

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TOA Paint Thailand	911,400	$875
		36,677

Turkey — 0.5%
BIM Birlesik Magazalar AS	255,123	1,854
KOC Holding AS	141,582	541
Turk Hava Yollari AO *	158,123	1,025
Turk Traktor ve Ziraat Makineleri AS	18,117	502
Turkiye Petrol Rafinerileri AS *	42,972	1,113
		5,035

United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	254,008	678
Abu Dhabi National Oil Co for Distribution PJSC	157,854	196
Abu Dhabi Ports PJSC *	226,303	359
ADNOC Drilling PJSC	361,770	322
Dubai Islamic Bank PJSC	1,981,317	3,074
Emaar Development PJSC	5,231,220	5,999
Emaar Properties PJSC	5,954,496	9,900
Taaleem Holdings PSC *	2,038,622	1,487
		22,015

United Kingdom — 3.5%
Airtel Africa	1,100,081	1,626
Endava PLC ADR *	9,253	710
Energean PLC	559,336	9,892
Fertiglobe PLC	405,096	510
Hochschild Mining PLC	3,723,169	3,130
NAC Kazatomprom JSC GDR	189,669	5,075
OTP Bank Nyrt	101,407	2,762
SEPLAT Energy	3,037,908	3,231
SolGold PLC *	6,774,749	1,452
TBC Bank Group PLC	188,061	4,894
Tullow Oil PLC *	2,661,939	1,386
WAG Payment Solutions *	1,509,678	1,429
		36,097

United States — 1.2%
Coupang, Cl A *	49,461	963
Credicorp Ltd	34,703	5,329
EPAM Systems Inc *	5,716	2,107
Freshworks, Cl A *	32,853	486
Globant SA *	10,221	1,915
IHS Holding *	191,059	1,379
		12,179

Vietnam — 1.6%
Ho Chi Minh City Development Joint Stock Commercial Bank *	2,455,837	1,567
Hoa Phat Group JSC	2,848,646	2,144
Military Commercial Joint Stock Bank *	5,578,897	3,983
SSI Securities	1,402,100	1,109
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	1,716

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vincom Retail JSC *	2,196,659	$2,751
Vinhomes JSC	1,440,200	3,202
		16,472

Zambia — 0.6%
First Quantum Minerals Ltd	271,769	6,411

Total Common Stock
(Cost $971,383) ($ Thousands)		970,705

PREFERRED STOCK — 1.6%
Brazil — 0.5%
Cia Energetica de Minas Gerais (B)	953,980	2,079
Itau Unibanco Holding SA ADR (B)	569,282	2,835
		4,914

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	1,174

South Korea — 1.0%
Hyundai Motor Co (B)	49,523	3,149
LG Chem Ltd (B)	10,638	2,740
LG Electronics Inc *(B)	25,035	882
Samsung Electronics Co Ltd (B)	80,990	3,483
		10,254

Total Preferred Stock
(Cost $20,561) ($ Thousands)		16,342

	Number of Warrants
WARRANTS — 0.2%
China — 0.1%
Piesat Information Technology Co*‡‡	87,008	967

India — 0.1%
Voltas, Expires 05/28/2023*	116,129	1,160

Total Warrants
(Cost $1,641) ($ Thousands)		2,127

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Acer *‡‡	4,089	–
Thailand — 0.0%
Thai Union Group PCL *‡‡	74,856	–
Total Rights
(Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	22,869,076	$22,869

Total Cash Equivalent
(Cost $22,869) ($ Thousands)		22,869

Total Investments in Securities — 99.1%
(Cost $1,016,454) ($ Thousands)		$1,012,043

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	426	Dec-2022	$19,124	$20,927	$1,803

Percentages are based on Net Assets of $1,021,500 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	966,872		3,833	–	(2)	970,705
Preferred Stock	16,342		–	–		16,342
Warrants	967		1,160	–		2,127
Rights	–	(2)	–	–		–
Cash Equivalent	22,869		–	–		22,869
Total Investments in Securities	1,007,050		4,993	–	(2)	1,012,043

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,803	–	–	1,803
Total Other Financial Instruments	1,803	–	–	1,803

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $—.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of Fund's transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$23,698	$80,081	$(80,910)	$—	$—	$22,869	$222	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 37.1%
Aerospace & Defense — 0.9%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
7.674%, LIBOR + 3.750%, 10/30/2026 (A)	$1,716	$1,691
Peraton Corp., Term B Loan, 1st Lien
7.821%, LIBOR + 3.750%, 02/01/2028 (A)	1,138	1,110
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
5.924%, LIBOR + 2.250%, 12/09/2025 (A)	318	313
TransDigm Inc., Tranche G Refinancing Term Loan, 1st Lien
5.924%, LIBOR + 2.250%, 08/22/2024 (A)	646	643
Ultra Electronics Holdings PLC, Dollar Denominated Term Loan, 1st Lien
7.063%, 08/03/2029 (A)	1,400	1,354
		5,111

Air Transport — 0.6%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
8.993%, LIBOR + 4.750%, 04/20/2028 (A)	1,519	1,509

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
8.777%, LIBOR + 4.750%, 06/21/2027 (A)	$860	$883
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
7.993%, LIBOR + 4.000%, 10/20/2027 (A)	1,175	1,191
		3,583

Automotive — 0.3%
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
6.688%, LIBOR + 2.500%, 10/30/2026 (A)	238	236
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
4.151%, 11/13/2025 (B)	740	733
Truck Hero, Inc., Initial Term Loan, 1st Lien
7.821%, LIBOR + 3.750%, 01/31/2028 (A)	880	742
		1,711

Building & Development — 1.2%
Artera Services, LLC, Tranche B Term Loan, 1st Lien
7.174%, LIBOR + 2.750%, 03/06/2025 (A)	772	631
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
6.821%, 08/01/2025 (A)(B)	1,136	1,114
CP Atlas Buyer, Inc., Term B Loan, 1st Lien
7.571%, LIBOR + 3.750%, 11/23/2027 (A)	1,718	1,509
Kodiak BP, LLC, Initial Term Loan, 1st Lien
6.924%, LIBOR + 3.750%, 03/12/2028 (A)(B)	1,607	1,516
Pike Corporation, 2028 Initial Term Loan, 1st Lien
7.080%, 01/21/2028	486	476
Specialty Building Products Holdings LLC, Initial Term Loan, 1st Lien
7.266%, 10/15/2028 (A)(B)	790	697
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
7.571%, CME Term SOFR + 4.000%, 06/02/2028 (A)	242	232
Tutor Perini Corporation, Term Loan, 1st Lien
8.821%, LIBOR + 3.500%, 08/18/2027 (A)(C)	706	663
		6,838

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Business Equipment & Services — 3.5%
Asplundh Tree Expert LLC, Amendment No. 1 Term Loan, 1st Lien
5.821%, 09/07/2027 (A)	$91	$90
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
6.644%, LIBOR + 3.750%, 03/03/2025 (A)	2,425	2,176
BW Holding Inc., Initial Term Loan, 1st Lien
8.549%, LIBOR + 4.000%, 12/14/2028 (A)	804	721
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
7.436%, 11/02/2029	680	669
DTI Holdco Inc., Initial Term Loan, 1st Lien
8.844%, 04/26/2029	810	747
Electron Bidco Inc., Initial Term Loan, 1st Lien
7.071%, 11/01/2028	1,102	1,068
Ensemble RCM LLC, Closing Date Term Loan, 1st Lien
7.944%, 08/03/2026 (B)	681	660
Ensono Inc, Initial Term Loan, 1st Lien
7.821%, LIBOR + 5.000%, 05/26/2028 (A)	1,670	1,500
Marlink AS, Dollar Term Loan B, 1st Lien
9.485%, 06/28/2029 (A)	244	221
NASCAR Holdings Inc., Initial Term Loan, 1st Lien
6.254%, LIBOR + 2.750%, 10/19/2026 (A)	2,274	2,259
Packers Holdings, LLC, Initial Term Loan, 1st Lien
7.129%, LIBOR + 3.750%, 03/09/2028 (A)	263	229
R1 RCM Inc., Initial Term B Loan, 1st Lien
7.086%, 06/21/2029 (A)	570	560
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
8.415%, LIBOR + 4.000%, 10/29/2027 (A)	2,327	2,222
8.374%, LIBOR + 3.250%, 10/29/2027 (A)	36	34
7.688%, 10/29/2027	6	6
Service Logic Acquisition Inc., Delayed Draw Term Loan, 1st Lien
7.080%, 10/29/2027	118	112
Sharp Midco LLC, Initial Term Loan, 1st Lien
7.674%, LIBOR + 4.000%, 12/31/2028 (A)	776	741

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TGG TS Acquisition Company, Term B Loan, 1st Lien
10.174%, LIBOR + 7.000%, 12/14/2025 (A)	$1,095	$1,053
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
6.321%, 12/01/2028 (A)	517	507
United Talent Agency LLC, Term B Loan, 1st Lien
8.133%, 07/07/2028 (A)(C)	542	527
University Support Services LLC, 2021 Term Loan, 1st Lien
7.321%, 02/10/2029	2,009	1,950
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
6.830%, LIBOR + 3.750%, 05/18/2025 (A)	1,655	1,608
		19,660

Cable & Satellite Television — 0.5%
Diamond Sports Group LLC, Term Loan, 2nd Lien
7.144%, 08/24/2026	987	156
E.W. Scripps Company, Tranche B-2 Term Loan, 1st Lien
6.634%, 05/01/2026 (A)	379	368
Univision Communications, 2017 Replacement Repriced Term Loan, 1st Lien
6.821%, LIBOR + 2.750%, 03/15/2024 (A)	752	750
Virgin Media Bristol LLC, N Facility, 1st Lien
6.373%, LIBOR + 2.500%, 01/31/2028 (A)	1,372	1,335
		2,609

Chemicals & Plastics — 0.7%
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
7.687%, LIBOR + 3.250%, 12/04/2026 (A)	1,267	1,227
DCG Acquisition Corp., Term Loan B, 1st Lien
8.571%, LIBOR + 4.250%, 09/30/2026 (A)	1,410	1,354
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
9.321%, CME Term SOFR + 4.000%, 11/01/2028 (A)(B)	456	352

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.415%, LIBOR + 2.750%, 03/16/2027 (A)	$1,006	$966
		3,899

Conglomerates — 0.2%
Sunshine Luxembourg VII S.a r.l., Facility B3 Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 10/01/2026 (A)	1,180	1,119

Containers & Glass Products — 1.9%
Berry Global Inc., Term Z Loan, 1st Lien
5.629%, 07/01/2026 (A)	2,055	2,028
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
7.821%, 12/01/2027	721	702
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
7.018%, LIBOR + 3.250%, 04/03/2024 (A)	2,028	1,966
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
7.424%, LIBOR + 3.500%, 11/30/2027 (A)	451	433
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.201%, LIBOR + 4.000%, 07/31/2026 (A)	1,159	1,112
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
8.071%, LIBOR + 3.250%, 07/31/2026 (A)	1,081	1,032
Pretium PKG Holdings Inc., Initial Term Loan, 1st Lien
8.735%, 10/02/2028	34	29
7.741%, 10/02/2028	493	413
Pretium PKG Holdings Inc., Initial Term Loan, 2nd Lien
9.918%, 10/01/2029	843	656
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
6.277%, 10/02/2028	69	58
Pretium PKG Holdings, Inc., Initial Term Loan, 2nd Lien
10.493%, 10/01/2029	843	656
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
6.924%, LIBOR + 3.500%, 10/17/2024 (A)(D)	1,877	1,859
		10,944

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Diversified/Conglomerate Manufacturing — 0.0%
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
6.871%, LIBOR + 3.500%, 07/30/2027 (A)(B)	$80	$77

Diversified/Conglomerate Service — 0.1%
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 10/23/2028 (A)	841	798

Ecological Services & Equipment — 0.5%
Cast & Crew LLC, Incremental Facility No. 2 Incremental Term Loan, 1st Lien
7.837%, 12/29/2028 (B)	176	173
Clean Harbors Inc., 2021 Incremental Term Loan, 1st Lien
6.071%, 10/08/2028 (B)	1,115	1,109
Covanta Holding Corporation, Initial Term B Loan, 1st Lien
3.560%, 11/30/2028 (B)	283	277
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
8.920%, LIBOR + 6.750%, 08/30/2028 (A)(C)	667	644
GFL Environmental, 1st Lien
7.415%, 05/30/2025 (A)(B)	541	539
		2,742

Electronics/Electrical — 5.8%
Acuris Finance US Inc., Initial Dollar Term Loan, 1st Lien
7.703%, 02/16/2028	630	618
Apttus Corporation, Initial Term Loan, 1st Lien
8.665%, LIBOR + 4.750%, 05/08/2028 (A)	956	892
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.411%, 02/15/2029 (A)	1,413	1,287
Delta Topco, Inc., Initial Term Loan, 2nd Lien
9.336%, LIBOR + 7.250%, 12/01/2028 (A)	989	837
ECi Macola/MAX Holding, LLC, Initial Term Loan, 1st Lien
7.424%, LIBOR + 3.250%, 11/09/2027 (A)	1,684	1,620
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
7.321%, LIBOR + 5.250%, 07/30/2027 (A)	66	63

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Go Daddy Operating Company LLC (GD Finance Co, Inc), Amendment No. 6 Term Loan, 1st Lien
7.336%, 11/09/2029	$1,147	$1,143
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
10.321%, LIBOR + 4.750%, 07/07/2025 (A)	1,136	1,071
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
7.571%, LIBOR + 3.500%, 07/01/2024 (A)	1,690	1,664
Imprivata Inc., 2022-1 Incremental Term Loan, 1st Lien
7.979%, 12/01/2027	579	551
ION Trading Finance Limited, Initial Dollar Term Loan (2021), 1st Lien
8.424%, LIBOR + 4.750%, 04/01/2028 (A)	1,544	1,475
Ivanti Software, Inc., 2021 Specified Refinancing Loan, 2nd Lien
10.332%, 12/01/2028	993	589
Ivanti Software, Inc., 2021 Specified Refinancing Term Loan, 1st Lien
7.332%, 12/01/2027	827	633
Knot Worldwide Inc., Amendment No. 3 Term Loan, 1st Lien
8.329%, 12/19/2025 (C)	701	685
MA Financeco., LLC, Tranche B-4 Term Loan, 1st Lien
7.418%, LIBOR + 4.000%, 06/05/2025 (A)(C)	787	781
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
7.636%, CME Term SOFR + 4.000%, 03/01/2029 (A)(B)	1,849	1,753
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
7.821%, LIBOR + 3.750%, 09/13/2024 (A)	720	699
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
7.821%, LIBOR + 3.500%, 09/13/2024 (A)	260	252
Mitchell International, Inc., Initial Term Loan, 1st Lien
8.415%, 10/15/2028 (A)(B)	465	434
Motus Group LLC, Initial Term Loan, 1st Lien
8.071%, 12/11/2028	846	796
Netsmart Inc., Initial Term Loan, 1st Lien
8.071%, LIBOR + 3.500%, 10/01/2027 (A)	1,711	1,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
8.924%, LIBOR + 3.500%, 02/18/2027 (A)(C)	$1,393	$1,344
Ping Identity Corporation, Term Loan, 1st Lien
6.884%, 11/22/2028 (A)(C)	697	693
PointClickCare Technologies Inc., 2022 Term Loan, 1st Lien
7.553%, 12/29/2027 (C)	687	678
Project Boost Purchaser LLC, 2021 Tranche 2 Term Loan, 1st Lien
7.571%, 05/30/2026 (B)	550	529
Project Boost Purchaser LLC, Tranche 1 Term Loan, 1st Lien
7.571%, LIBOR + 3.500%, 06/01/2026 (A)(B)	481	465
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
11.594%, CME Term SOFR + 7.500%, 02/01/2030 (A)	820	493
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
8.494%, 02/01/2029 (A)	1,703	1,287
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
11.071%, LIBOR + 3.250%, 05/29/2026 (A)	663	628
Renaissance Holding Corp., Second Incremental Term Loan, 1st Lien
8.294%, 03/30/2029	329	317
Sabre GLBL Inc., 2018 Other Term B Loan Retired, 1st Lien
2.147%, 02/22/2024 (B)	1,102	1,098
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.264%, LIBOR + 3.500%, 12/17/2027 (A)(B)	19	17
Sabre GLBL Inc., 2021 Term B-1 Loan, 1st Lien
4.264%, LIBOR + 3.500%, 12/17/2027 (A)(B)	30	28
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
8.829%, 06/30/2028 (A)	495	463
Sophia L.P., 2022 Incremental Term B-1 Loan, 1st Lien
7.979%, 10/07/2027	780	757
Sophia L.P., Closing Date Loan, 2nd Lien
11.674%, CME Term SOFR + 3.000%, 10/09/2028 (A)(C)	1,000	993
Sophia L.P., Term Loan B, 1st Lien
7.174%, 10/07/2027	1,335	1,285

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SS&C Technologies Holdings Inc., Term B-6 Loan, 1st Lien
6.079%, 03/22/2029 (A)	$517	$507
TIBCO Software Inc., Dollar Term B Loan, 1st Lien
8.153%, 03/30/2029	1,039	941
TIBCO Software Inc., Term Loan, 2nd Lien
10.653%, CME Term SOFR + 7.000%, 09/28/2029 (A)(C)	385	327
VS Buyer, LLC, Initial Term Loan, 1st Lien
7.071%, LIBOR + 3.250%, 02/28/2027 (A)	695	681
		33,016

Financial Intermediaries — 3.1%
AssuredPartners Inc., 2021 Term Loan, 1st Lien
7.571%, LIBOR + 7.250%, 02/12/2027 (A)	965	926
Brown Goup Holding LLC, Incremental Term B-2 Facility, 1st Lien
7.844%, 07/02/2029	1,335	1,325
Central Parent Inc., Initial Term Loan, 1st Lien
8.112%, 07/06/2029 (A)	939	927
Focus Financial Partners LLC, Tranche B-4 Term Loan, 1st Lien
6.587%, 06/30/2028	591	573
Global IID Parent LLC, Term B Loan, 1st Lien
8.174%, 12/16/2028 (A)	830	784
HighTower Holding, LLC, Initial Term Loan, 1st Lien
8.278%, LIBOR + 3.250%, 04/21/2028 (A)	1,174	1,095
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
5.877%, LIBOR + 3.000%, 03/28/2025 (A)	1,232	1,156
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
6.580%, LIBOR + 3.750%, 11/02/2027 (A)	1,471	1,438
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.815%, LIBOR + 3.250%, 06/21/2028 (A)	1,622	1,538
Matrix Parent Inc., Initial Term Loan, 1st Lien
8.097%, 03/01/2029 (B)(C)	492	442
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
7.544%, LIBOR + 5.000%, 07/31/2028 (A)	2,154	2,043

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
7.182%, 09/14/2029 (C)	$1,250	$1,211
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
8.615%, 10/27/2027 (A)	2,613	2,424
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
8.174%, LIBOR + 4.500%, 12/04/2026 (A)(B)	1,222	1,122
Victory Buyer LLC, Initial Term Loan, 1st Lien
7.315%, 11/19/2028 (C)	697	587
		17,591

Food Service — 1.3%
1011778 B.C. Unlimited Liability Company, Term B-4 Loan, 1st Lien
5.821%, LIBOR + 1.750%, 11/19/2026 (A)	2,198	2,154
Aramark Intermediate HoldCo Corporation, U.S. Term B-3 Loan, 1st Lien
5.821%, LIBOR + 1.750%, 03/11/2025 (A)(B)	1,410	1,386
Froneri International Limited, Facility B2 Term Loan, 1st Lien
6.321%, LIBOR + 2.250%, 01/29/2027 (A)	246	238
Froneri International Limited, Facility B2, 1st Lien
6.321%, LIBOR + 2.250%, 01/29/2027 (A)	364	353
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
6.894%, 12/15/2027 (A)	1,841	1,769
Whatabrands LLC, Initial Term B Loan, 1st Lien
7.321%, LIBOR + 3.250%, 08/03/2028 (A)	1,305	1,240
		7,140

Food/Drug Retailers — 0.3%
Eagle Parent Corp., Initial Term Loan, 1st Lien
7.803%, 04/02/2029 (B)	1,840	1,806

Health Care — 4.3%
Air Methods Corporation, Initial Term Loan, 1st Lien
7.174%, LIBOR + 3.500%, 04/22/2024 (A)	1,711	913
Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
7.842%, 05/10/2027 (A)(B)	935	885

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Catelent Pharma Solutions Inc., 2021 Incremental Dollar Term Loan B-3, 1st Lien
6.000%, 02/22/2028	$626	$617
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
7.303%, CME Term SOFR + 3.750%, 02/16/2029 (A)(C)	975	919
Elanco Animal Health Incorporated, Term Loan, 1st Lien
5.518%, LIBOR + 1.750%, 08/01/2027 (A)	777	751
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
6.556%, LIBOR + 3.750%, 10/10/2025 (A)	451	125
Envision Healthcare Corporation, Series 2020 New Term Loan, 1st Lien
9.632%, LIBOR + 3.500%, 10/10/2025 (A)	335	99
Gainwell Acquisition Corp., Term B Loan, 1st Lien
7.674%, LIBOR + 3.500%, 10/01/2027 (A)	1,651	1,608
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
8.321%, LIBOR + 4.250%, 03/14/2025 (A)	516	409
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
8.092%, LIBOR + 4.000%, 10/02/2025 (A)	1,111	878
Icon Public Limited Company, Lux Term Loan, 1st Lien
5.938%, 07/03/2028 (A)	1,113	1,106
Icon Public Limited Company, U.S. Term Loan, 1st Lien
5.938%, 07/03/2028 (A)	277	276
ICU Medical Inc., Tranche B Term Loan, 1st Lien
5.953%, 01/08/2029 (A)	1,000	960
Integer Holdings Corporation, Term Loan B, 1st Lien
3.000%, 09/02/2028	820	805
LifePoint Health Inc., (fka Regionalcare Hospital Partners Holdings Inc., Term B Loan, 1st Lien
8.165%, LIBOR + 3.750%, 11/16/2025 (A)	993	920
Mamba Purchaser Inc., Initial Term Loan, 1st Lien
7.266%, 10/16/2028 (A)	653	624

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mamba Purchaser, Inc., Initial Loan, 2nd Lien
10.516%, 10/15/2029	$780	$702
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
6.955%, 10/19/2027 (C)	1,587	1,558
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
6.821%, 10/27/2028 (A)	1,158	1,150
Organon & Co., Dollar Term Commitment Loan, 1st Lien
6.188%, 06/02/2028 (A)	666	659
PetVet Care Centers, LLC (fka Pearl Intermediate Parent LLC), 2021 First Lien Replacement Term Loan, 1st Lien
7.571%, LIBOR + 4.000%, 02/14/2025 (A)(B)	402	371
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 11/15/2028 (A)	1,622	1,557
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
6.674%, LIBOR + 3.500%, 11/18/2027 (A)	2	2
Radnet Management, Inc., Initial Term Loan, 1st Lien
7.735%, LIBOR + 3.750%, 04/23/2028 (A)	1,583	1,541
Sotera Health Holdings, LLC, 1st Lien
7.165%, 12/11/2026 (A)	1,165	1,082
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.337%, CME Term SOFR + 5.250%, 03/02/2027 (A)	740	511
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
6.821%, LIBOR + 2.750%, 02/06/2024 (A)	516	428
Tecostar Holdings, Inc., 2017 Term Loan, 1st Lien
7.241%, LIBOR + 3.750%, 05/01/2024 (A)	1,399	1,171
WCG Purchaser Corp., Initial Term Loan, 1st Lien
8.071%, LIBOR + 6.500%, 01/08/2027 (A)	580	544
7.045%, LIBOR + 3.500%, 01/08/2027 (A)	1,168	1,095
		24,266

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Home Furnishings — 0.2%
Energizer Holdings Inc., 2020 Term Loan, 1st Lien
6.250%, 12/22/2027	$1,010	$988

Industrial Equipment — 1.2%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
7.409%, LIBOR + 3.500%, 10/08/2027 (A)	781	762
Gates Global LLC, Term Loan, 1st Lien
0.000%, 11/09/2029 (B)	650	638
Hayward Industries Inc., Term Loan, 1st Lien
6.571%, 05/30/2028	525	509
II-VI, Term Z Loan, 1st Lien
6.586%, 07/02/2029 (A)	596	589
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
8.071%, LIBOR + 6.500%, 08/31/2028 (A)	1	1
SPX Flow Inc., Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.500%, 04/05/2029 (A)(B)	728	681
Star US Bidco LLC, Initial Term Loan, 1st Lien
8.321%, LIBOR + 4.000%, 03/17/2027 (A)	2,111	1,984
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
12.570%, LIBOR + 3.500%, 05/30/2024 (A)	729	664
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
6.570%, LIBOR + 4.000%, 08/28/2024 (A)(C)	939	470
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
7.174%, LIBOR + 3.500%, 03/31/2028 (A)	639	588
		6,886

Insurance — 2.0%
Acrisure, LLC, 2020 Term Loan, 1st Lien
7.571%, LIBOR + 3.250%, 02/15/2027 (A)	1,318	1,232
Asurion, LLC, New B-7 Term Loan, 1st Lien
7.071%, LIBOR + 5.000%, 11/03/2024 (A)	605	579
Asurion, LLC, New B-8 Term Loan, 1st Lien
7.321%, LIBOR + 4.250%, 12/23/2026 (A)	698	609

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-9 Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 07/31/2027 (A)	$525	$454
Cross Financial Corp., Term B-1 Loan, 1st Lien
8.125%, LIBOR + 3.750%, 09/15/2027 (A)	1,412	1,392
HIG Finance 2 Limited, 2021 Dollar Refinancing Term Loan, 1st Lien
7.375%, LIBOR + 4.250%, 11/12/2027 (A)	1,793	1,746
Hub International Limited, B-3 Incremental Term Loan, 1st Lien
7.528%, LIBOR + 3.250%, 04/25/2025 (A)(B)	532	523
Hub International Limited, Initial Term Loan, 1st Lien
7.327%, LIBOR + 2.750%, 04/25/2025 (A)(B)	1,267	1,242
6.983%, LIBOR + 2.750%, 04/25/2025 (A)	1	1
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
8.494%, 11/16/2027 (A)	1,496	1,418
USI Inc., 2021 New Term Loan, 1st Lien
6.924%, LIBOR + 4.500%, 12/02/2026 (A)	1,703	1,673
USI, Inc., 2017 New Term Loan, 1st Lien
6.424%, LIBOR + 3.000%, 05/16/2024 (A)	728	726
		11,595

Leisure Goods/Activities/Movies — 2.4%
Alterra Mountain Company, Series B-1 Term Loan, 1st Lien
6.821%, 07/31/2024	281	280
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
7.571%, LIBOR + 4.000%, 08/17/2028 (A)	1,571	1,548
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
6.424%, LIBOR + 2.750%, 09/18/2024 (A)	809	728
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
6.674%, LIBOR + 3.000%, 03/08/2024 (A)	2,484	1,838
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
12.674%, LIBOR + 4.250%, 03/08/2024 (A)	748	587

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Formula One Management Limited, Term Loan, 1st Lien
0.000%, 01/15/2030 (B)	$3,312	$3,294
Hard Rock Northern Indiana, Term Loan B, 1st Lien
8.321%, 12/11/2028	865	837
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
7.609%, 09/29/2028 (A)	1,696	1,649
Life Time, Inc., 2021 Refinancing Term Loan, 1st Lien
9.485%, LIBOR + 3.500%, 12/16/2024 (A)	556	552
Live Nation Entertainment, Inc., Term B-4 Loan, 1st Lien
1.938%, LIBOR + 1.750%, 10/19/2026 (A)	828	810
Six Flags Theme Park, Inc., Term Loan, 1st Lien
1.930%, LIBOR + 1.750%, 04/17/2026 (A)(B)	341	330
UFC Holdings LLC, Term B-3 Loan, 1st Lien
7.110%, LIBOR + 3.750%, 04/29/2026 (A)	1	1
United PF Holdings, LLC, Initial Term Loan, 1st Lien
7.674%, LIBOR + 4.000%, 12/30/2026 (A)	1,233	1,045
		13,499

Lodging & Casinos — 1.4%
Aristocrat Technologies Inc., Term B Loan, 1st Lien
5.903%, 05/24/2029 (A)	320	319
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
6.821%, LIBOR + 2.750%, 12/23/2024 (A)	1,236	1,227
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
7.571%, LIBOR + 4.500%, 07/21/2025 (A)	398	395
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
8.087%, 01/27/2029 (A)	654	623
Four Seasons Holdings, Term Loan, 1st Lien
5.754%, 11/30/2023	1,940	1,936
Golden Entertainment Inc., Term B Facility Loan, 1st Lien
7.050%, 10/21/2024 (A)	450	445

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
5.766%, LIBOR + 1.750%, 06/22/2026 (A)(B)	$1,364	$1,353
Stars Group Inc., Term Loan, 1st Lien
7.043%, 09/16/2028	294	292
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
6.330%, 02/08/2027 (A)(B)	1,367	1,335
		7,925

Oil & Gas — 0.5%
CQP Holdco LP, Initial Term Loan, 1st Lien
7.424%, 06/05/2028 (A)	1,032	1,018
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
7.743%, LIBOR + 3.500%, 12/21/2028 (A)(B)	356	337
Freeport LNG Investments, LLLP, Term Loan
0.000%, 11/16/2026 (B)	764	721
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
8.511%, 09/19/2029 (A)	285	284
Prairie ECI Acquiror LP, Initial Term Loan
4.906%, 03/11/2026 (B)	399	386
		2,746

Publishing — 0.5%
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan, 1st Lien
7.305%, 01/18/2029	960	945
Dun & Bradstreet Corporation, The, Initial Term Borrowing, 1st Lien
7.294%, LIBOR + 3.250%, 02/06/2026 (A)	123	121
WMG Acquisition Group, Tranche G Term Loan, 1st Lien
5.879%, 01/20/2028	1,895	1,863
		2,929

Retailers (Except Food & Drug) — 0.7%
Brightview Landscapes LLC, Initial Term Loan (2022), 1st Lien
6.979%, 04/20/2029 (C)	802	771
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
7.121%, LIBOR + 3.750%, 12/17/2027 (A)(B)	911	782
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan, 1st Lien
12.727%, LIBOR + 3.500%, 03/13/2025 (A)	247	239
11.615%, LIBOR + 4.250%, 03/13/2025 (A)	17	17

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
11.570%, LIBOR + 4.250%, 03/13/2025 (A)	$249	$240
Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
7.665%, LIBOR + 2.750%, 03/13/2025 (A)	163	151
7.608%, LIBOR + 2.750%, 03/13/2025 (A)	648	603
6.924%, LIBOR + 2.750%, 03/13/2025 (A)	46	42
LHS Borrower LLC, Initial Term Loan, 1st Lien
8.579%, 02/16/2029 (C)	449	362
Sweetwater Borrower, LLC, Initial Term Loan, 1st Lien
8.375%, CME Term SOFR + 3.250%, 08/07/2028 (A)(C)	684	632
		3,839

Software & Service — 0.5%
CCC Information Services Inc., Initial Term Loan, 1st Lien
3.256%, 09/15/2028 (B)	724	712
Open Text ULC, Term Loan, 1st Lien
0.000%, 11/16/2029 (B)	1,040	1,009
Proofpoint Inc., Initial Loan, 2nd Lien
9.320%, LIBOR + 4.750%, 08/31/2029 (A)(C)	863	824
Proofpoint Inc., Term Loan, 1st Lien
7.985%, 08/31/2028 (A)	518	498
		3,043

Surface Transport — 0.7%
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
7.571%, LIBOR + 4.000%, 04/06/2026 (A)	993	954
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
7.571%, LIBOR + 4.250%, 04/06/2026 (A)	534	513
Sycamore Buyer LLC, Term Loan B, 1st Lien
6.462%, 07/23/2029	1,631	1,604
XPO Logistics Inc., Refinancing Term Loan (2018), 1st Lien
5.597%, LIBOR + 2.000%, 02/24/2025 (A)	670	665
		3,736

Telecommunications — 1.4%
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
8.071%, LIBOR + 4.000%, 12/01/2027 (A)	1,665	1,614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
6.571%, 11/04/2026 (A)(B)	$1,660	$1,644
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1st Lien
7.869%, CME Term SOFR + 3.750%, 02/23/2029 (A)(C)	682	658
SBA Senior Finance II, LLC, Intital Term Loan, 1st Lien
5.830%, LIBOR + 1.750%, 04/11/2025 (A)	331	329
Sorenson Communications LLC, 2021 Term Loan, 1st Lien
9.174%, LIBOR + 4.000%, 03/17/2026 (A)	1,156	1,109
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
9.627%, LIBOR + 3.750%, 07/23/2029 (A)	1,474	1,255
ViaSat Inc., Initial Term Loan, 1st Lien
8.343%, 03/02/2029 (B)	847	820
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
7.071%, LIBOR + 3.000%, 03/09/2027 (A)(B)	990	744
		8,173

Utilities — 0.4%
Traverse Midstream Partners LLC, Advance, 1st Lien
8.405%, LIBOR + 5.500%, 09/27/2024 (A)	1,347	1,336
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
5.821%, LIBOR + 1.750%, 12/31/2025 (A)	804	797
5.654%, 12/31/2025	199	198
		2,331

Total Loan Participations
(Cost $221,032) ($ Thousands)		210,600

MORTGAGE-BACKED SECURITIES — 35.3%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC ARM
3.702%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%, 06/01/2035(A)	349	355
3.669%, ICE LIBOR USD 12 Month + 2.470%, 03/01/2036(A)	483	484

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K028, Cl X1, IO
0.305%, 02/25/2023(A)	$132,355	$11
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	102	99
FNMA
6.000%, 09/01/2039 to 04/01/2040	220	231
3.000%, 12/01/2030	284	273
FNMA ARM
4.186%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.220%, 08/01/2034(A)	453	462
4.069%, ICE LIBOR USD 12 Month + 1.873%, 10/01/2033(A)	103	105
4.027%, ICE LIBOR USD 12 Month + 1.777%, 09/01/2034(A)	314	309
4.020%, ICE LIBOR USD 12 Month + 1.770%, 10/01/2033(A)	88	87
3.844%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.141%, 10/01/2033(A)	274	275
3.802%, ICE LIBOR USD 6 Month + 1.433%, 03/01/2035(A)	189	191
3.682%, ICE LIBOR USD 12 Month + 1.490%, 10/01/2035(A)	296	298
3.669%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.184%, 07/01/2036(A)	330	338
3.576%, ICE LIBOR USD 6 Month + 1.580%, 07/01/2034(A)	77	78
3.550%, ICE LIBOR USD 12 Month + 1.800%, 05/01/2034(A)	112	113
3.402%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.332%, 04/01/2034(A)	224	228
3.289%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.205%, 05/01/2035(A)	112	113
3.087%, ICE LIBOR USD 12 Month + 1.565%, 05/01/2037(A)	255	256
3.013%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.193%, 10/01/2024(A)	2	2
3.010%, ICE LIBOR USD 12 Month + 1.601%, 06/01/2035(A)	47	45
2.915%, ICE LIBOR USD 12 Month + 1.665%, 04/01/2033(A)	99	97
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	98	91
FNMA, Ser 2017-M13, Cl FA
3.880%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	57	56

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA ARM
4.740%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.410%, 09/20/2060 to 11/20/2060 (A)	$607	$610
4.429%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 11/20/2060(A)	817	817
GNMA, Ser 2015-171, Cl IO, IO
0.848%, 11/16/2055(A)	10,364	318

		6,342
Non-Agency Mortgage-Backed Obligations — 34.2%
280 Park Avenue Mortgage Trust, Ser 2017-280P, Cl D
5.393%, ICE LIBOR USD 1 Month + 1.536%, 09/15/2034(A)(E)	3,000	2,814
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 5M1
5.094%, ICE LIBOR USD 1 Month + 1.050%, 05/25/2035(A)	1,442	1,345
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(E)	1	1
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(E)	10	10
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(E)	6	6
Angel Oak Mortgage Trust, Ser 2019-6, Cl A2
2.825%, 11/25/2059(A)(E)	249	235
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	15	14
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	80	71
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	102	92
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	43	39
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	407	359
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	75	69
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	195	153

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(E)	$897	$740
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	164	128
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(E)	310	243
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	1,010	928
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	35	32
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	1,110	876
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
5.125%, ICE LIBOR USD 1 Month + 1.250%, 04/15/2035(A)(E)	500	475
Banc of America Funding, Ser 2005-F, Cl 4A1
3.607%, 09/20/2035(A)	29	23
Banc of America Funding, Ser 2006-D, Cl 3A1
3.407%, 05/20/2036(A)	30	25
Banc of America Funding, Ser 2006-I, Cl 1A1
3.332%, 12/20/2036(A)	1,084	1,036
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.537%, 12/25/2033(A)	546	507
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
2.635%, 02/25/2034(A)	527	507
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
3.047%, 05/25/2034(A)	213	197
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
2.542%, 02/25/2035(A)	10	10
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	600	594
Bayview Commercial Asset Trust, Ser 2004-3, Cl A1
4.599%, ICE LIBOR USD 1 Month + 0.555%, 01/25/2035(A)(E)	1,321	1,314
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
4.996%, ICE LIBOR USD 1 Month + 1.121%, 03/15/2037(A)(E)	3,000	2,550
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
3.811%, 12/25/2033(A)	584	547
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
3.539%, 08/25/2034(A)	966	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
3.709%, 01/25/2034(A)	$1,230	$1,182
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
3.257%, 04/25/2034(A)	176	167
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
2.888%, 05/25/2034(A)	717	644
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
3.314%, 07/25/2034(A)	624	574
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.171%, 07/25/2034(A)	575	509
Bellemeade Re, Ser 2018-3A, Cl M1B
5.866%, ICE LIBOR USD 1 Month + 1.850%, 10/25/2028(A)(E)	339	339
Bellemeade Re, Ser 2019-3A, Cl M1B
5.644%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(A)(E)	511	510
Bellemeade Re, Ser 2021-1A, Cl M1A
5.297%, SOFR30A + 1.750%, 03/25/2031(A)(E)	261	259
Bellemeade Re, Ser 2021-2A, Cl M1A
4.747%, SOFR30A + 1.200%, 06/25/2031(A)(E)	756	743
Bellemeade Re, Ser 2021-3A, Cl M1A
4.547%, SOFR30A + 1.000%, 09/25/2031(A)(E)	887	875
Bellemeade Re, Ser 2022-1, Cl M1A
5.271%, SOFR30A + 1.750%, 01/26/2032(A)(E)	1,000	984
BFLD Trust, Ser 2020-OBRK, Cl A
5.925%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(E)	240	237
BPR Trust, Ser 2022-OANA, Cl A
5.692%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	579
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(E)	1,131	1,098
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	48	46
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	80	66
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	86	81
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	152	137
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	45	43

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	$93	$89
BX Commercial Mortgage Trust, Ser 2019-XL, Cl F
5.909%, TSFR1M + 2.114%, 10/15/2036(A)(E)	425	408
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
4.829%, TSFR1M + 1.034%, 10/15/2036(A)(E)	227	223
BX Commercial Mortgage Trust, Ser 2019-XL, Cl E
5.709%, TSFR1M + 1.914%, 10/15/2036(A)(E)	1,062	1,024
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl C
5.275%, ICE LIBOR USD 1 Month + 1.400%, 10/15/2037(A)(E)	770	731
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl B
5.126%, ICE LIBOR USD 1 Month + 1.250%, 11/15/2038(A)(E)	2,000	1,900
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl C
5.346%, ICE LIBOR USD 1 Month + 1.471%, 12/15/2038(A)(E)	2,000	1,880
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl D
5.276%, ICE LIBOR USD 1 Month + 1.400%, 06/15/2038(A)(E)	1,489	1,395
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
4.527%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(E)	240	230
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.575%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(E)	195	187
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
5.875%, ICE LIBOR USD 1 Month + 2.000%, 09/15/2036(A)(E)	2,000	1,861
BX Commercial Mortgage Trust, Ser 2022-LP2, Cl A
4.807%, TSFR1M + 1.013%, 02/15/2039(A)(E)	1,868	1,792
BX Trust, Ser 2021-SDMF, Cl B
4.613%, ICE LIBOR USD 1 Month + 0.738%, 09/15/2034(A)(E)	1,000	935
BX Trust, Ser 2022-LBA6, Cl A
4.794%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2022-VAMF, Cl D
5.674%, TSFR1M + 1.880%, 01/15/2039(A)(E)	$1,000	$935
BX, Ser 2021-MFM1, Cl C
5.075%, ICE LIBOR USD 1 Month + 1.200%, 01/15/2034(A)(E)	1,000	946
BXHPP Trust, Ser 2021-FILM, Cl C
4.975%, ICE LIBOR USD 1 Month + 1.100%, 08/15/2036(A)(E)	2,530	2,309
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
6.023%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2037(A)(E)	2,000	1,905
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
5.123%, ICE LIBOR USD 1 Month + 1.250%, 12/15/2037(A)(E)	3,000	2,902
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
3.725%, 02/25/2037(A)	121	118
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
3.811%, 06/25/2035(A)	275	262
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	3
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(E)	9	9
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(A)	95	94
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
4.705%, ICE LIBOR USD 1 Month + 0.830%, 12/15/2036(A)(E)	4,000	3,864
Cold Storage Trust, Ser 2020-ICE5, Cl D
5.975%, ICE LIBOR USD 1 Month + 2.100%, 11/15/2037(A)(E)	1,474	1,416
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	103	85
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	41	36
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	27	25
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	128	104
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	2,584	2,097

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	$60	$52
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	343	279
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	1,713	1,377
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	886	723
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	342	276
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	963	930
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	118	96
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030(A)(E)	800	724
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.800%, 08/10/2046(A)	29,838	72
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.658%, 02/10/2047(A)	24,486	104
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.818%, 02/10/2047(A)(E)	700	662
COMM Mortgage Trust, Ser 2014-UBS6, Cl B
4.349%, 12/10/2047(A)	400	372
COMM Mortgage Trust, Ser 2015-CR23, Cl C
4.425%, 05/10/2048(A)	500	460
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(E)	700	653
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
4.271%, SOFR30A + 0.750%, 10/25/2041(A)(E)	228	226
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
4.721%, SOFR30A + 1.200%, 01/25/2042(A)(E)	1,473	1,442
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
5.621%, SOFR30A + 2.100%, 03/25/2042(A)(E)	817	807

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
5.521%, SOFR30A + 2.000%, 03/25/2042(A)(E)	$816	$806
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
5.421%, SOFR30A + 1.900%, 04/25/2042(A)(E)	412	407
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
6.497%, SOFR30A + 2.950%, 06/25/2042(A)(E)	1,258	1,267
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
4.344%, ICE LIBOR USD 1 Month + 0.300%, 07/25/2035(A)	282	280
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(E)	180	146
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
3.450%, 06/25/2034(A)	1,073	1,023
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(E)(F)	234	215
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	146	113
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	146	129
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(E)	257	209
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
4.876%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2034(A)(E)	1,100	1,056
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
4.658%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(A)(E)	2,741	2,679
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	45	40
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	360	299
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	576	460
Eagle Re, Ser 2021-2, Cl M1A
5.097%, SOFR30A + 1.550%, 04/25/2034(A)(E)	3,000	2,980
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	424	397

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	$545	$483
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	798	628
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	95	74
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
4.577%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(E)	350	334
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
4.271%, SOFR30A + 0.750%, 10/25/2033(A)(E)	683	675
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.171%, SOFR30A + 1.650%, 01/25/2034(A)(E)	207	203
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M1
4.371%, SOFR30A + 0.850%, 11/25/2041(A)(E)	2,604	2,539
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
4.221%, SOFR30A + 0.700%, 12/25/2033(A)(E)	454	450
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
4.371%, SOFR30A + 0.850%, 09/25/2041(A)(E)	2,231	2,128
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
4.471%, SOFR30A + 0.950%, 12/25/2041(A)(E)	2,882	2,701
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
4.521%, SOFR30A + 1.000%, 01/25/2042(A)(E)	1,800	1,740
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
5.371%, SOFR30A + 1.850%, 01/25/2042(A)(E)	825	754
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.821%, SOFR30A + 1.300%, 02/25/2042(A)(E)	1,534	1,505
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
5.521%, SOFR30A + 2.000%, 04/25/2042(A)(E)	1,403	1,384

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
5.671%, SOFR30A + 2.150%, 09/25/2042(A)(E)	$466	$463
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
5.621%, SOFR30A + 2.100%, 03/25/2042(A)(E)	1,700	1,676
FHLMC STACR REMIC Trust, Ser 2022-HQA3, Cl M1A
5.821%, SOFR30A + 2.300%, 08/25/2042(A)(E)	502	497
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
4.966%, ICE LIBOR USD 1 Month + 0.950%, 12/25/2030(A)(E)	1,850	1,826
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
4.994%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048(A)(E)	919	907
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M1
4.321%, SOFR30A + 0.800%, 08/25/2033(A)(E)	342	341
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1A
6.171%, SOFR30A + 2.650%, 07/25/2042(A)(E)	217	216
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl M2
3.905%, 07/25/2046(A)	417	392
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
9.016%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(A)	59	59
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
9.916%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(A)	134	139
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M1
4.421%, SOFR30A + 0.900%, 11/25/2041(A)(E)	1,164	1,142
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(E)(F)	48	43
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(E)	202	190
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	837	705
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(E)	151	121
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	508	392

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011-GC3, Cl X, IO
0.291%, 03/10/2044(A)(E)	$966	$–
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
5.225%, ICE LIBOR USD 1 Month + 1.350%, 12/15/2036(A)(E)	500	483
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
5.275%, ICE LIBOR USD 1 Month + 1.400%, 12/15/2036(A)(E)	2,000	1,902
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	847	694
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.997%, 01/25/2035(A)	45	41
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.194%, 04/25/2035(A)	161	145
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
3.799%, 08/19/2034(A)	857	831
Hilton Orlando Trust, Ser 2018-ORL, Cl B
5.075%, ICE LIBOR USD 1 Month + 1.200%, 12/15/2034(A)(E)	1,000	960
Home Re, Ser 2021-2, Cl M1A
4.797%, SOFR30A + 1.250%, 01/25/2034(A)(E)	1,367	1,362
HPLY Trust, Ser 2019-HIT, Cl B
5.225%, ICE LIBOR USD 1 Month + 1.350%, 11/15/2036(A)(E)	383	366
Impac CMB Trust, Ser 2004-6, Cl 1A2
4.824%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(A)	626	593
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	210	174
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	159	122
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	150	121
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	390	373
Intown Mortgage Trust, Ser 2022-STAY, Cl A
6.283%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,485

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
5.035%, ICE LIBOR USD 1 Month + 1.160%, 07/15/2036(A)(E)	$2,000	$1,934
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	924
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	12,500	359
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
3.047%, 06/25/2035(A)	195	189
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
3.678%, 07/25/2035(A)	405	373
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.189%, 11/25/2033(A)	79	75
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
3.346%, 07/25/2035(A)	300	288
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
4.189%, 07/25/2035(A)	361	337
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.723%, 06/25/2037(A)	27	21
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.794%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(E)	85	81
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
4.673%, ICE LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(E)	150	148
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl E
5.673%, ICE LIBOR USD 1 Month + 1.800%, 05/15/2036(A)(E)	1,250	1,209
Life Mortgage Trust, Ser 2021-BMR, Cl E
5.625%, ICE LIBOR USD 1 Month + 1.750%, 03/15/2038(A)(E)	1,229	1,152
Life Mortgage Trust, Ser 2021-BMR, Cl D
5.275%, ICE LIBOR USD 1 Month + 1.400%, 03/15/2038(A)(E)	983	924
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
5.090%, TSFR1M + 1.295%, 05/15/2039(A)(E)	2,000	1,940
LSTAR Securities Investment, Ser 2019-4, Cl A1
7.620%, ICE LIBOR USD 1 Month + 3.500%, 05/01/2024(A)(E)	152	147

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.870%, 07/25/2035(A)	$19	$16
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	759	721
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
3.767%, 10/20/2029(A)	110	106
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
4.664%, ICE LIBOR USD 1 Month + 0.620%, 10/25/2028(A)	347	319
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.013%, 12/25/2034(A)	519	475
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
4.504%, ICE LIBOR USD 1 Month + 0.460%, 03/25/2030(A)	675	614
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.834%, 02/25/2035(A)	1,357	1,254
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.834%, 02/25/2035(A)	279	257
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
2.834%, 02/25/2035(A)	375	335
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
3.262%, 07/25/2035(A)	251	134
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
3.563%, 01/25/2037(A)	455	441
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	137	127
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(E)	663	626
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	45	41
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	88	76
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	791	683
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	1,236	990
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl D
5.476%, ICE LIBOR USD 1 Month + 1.601%, 04/15/2038(A)(E)	1,500	1,414

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHP, Ser 2021-STOR, Cl A
4.575%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(E)	$105	$100
MHP, Ser 2022-MHIL, Cl B
4.908%, TSFR1M + 1.114%, 01/15/2027(A)(E)	1,943	1,836
MHP, Ser 2022-MHIL, Cl A
4.609%, TSFR1M + 0.815%, 01/15/2027(A)(E)	131	125
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	108	105
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	94	86
Morgan Stanley Capital I Trust, Ser 2018-SUN, Cl A
4.775%, ICE LIBOR USD 1 Month + 0.900%, 07/15/2035(A)(E)	3,000	2,910
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
4.402%, 11/25/2034(A)	582	529
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
3.332%, 07/25/2034(A)	283	262
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
3.633%, 10/25/2034(A)	579	559
MortgageIT Trust, Ser 2005-1, Cl 2A
5.018%, ICE LIBOR USD 1 Month + 1.250%, 02/25/2035(A)	225	212
MSCG Trust, Ser 2018-SELF, Cl A
4.773%, ICE LIBOR USD 1 Month + 0.900%, 10/15/2037(A)(E)	1,330	1,295
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	131	125
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
5.544%, ICE LIBOR USD 1 Month + 1.500%, 06/25/2057(A)(E)	1,112	1,085
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	352	328
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	508	477
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
4.916%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2048(A)(E)	1,222	1,171

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
4.766%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2048(A)(E)	$1,977	$1,893
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
5.066%, ICE LIBOR USD 1 Month + 1.050%, 01/25/2048(A)(E)	1,940	1,757
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	76	68
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	34	31
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	63	54
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	260	216
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
5.184%, ICE LIBOR USD 1 Month + 1.140%, 11/25/2034(A)	591	578
Oaktown Re VII, Ser 2021-2, Cl M1A
5.147%, SOFR30A + 1.600%, 04/25/2034(A)(E)	1,000	961
OBX Trust, Ser 2018-1, Cl A2
4.694%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(E)	823	772
OBX Trust, Ser 2020-INV1, Cl A11
4.486%, ICE LIBOR USD 1 Month + 0.900%, 12/25/2049(A)(E)	355	326
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	1,499	1,154
OPG Trust, Ser 2021-PORT, Cl D
5.006%, ICE LIBOR USD 1 Month + 1.131%, 10/15/2036(A)(E)	685	632
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
7.226%, ICE LIBOR USD 1 Month + 3.350%, 07/15/2038(A)(E)	400	359
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	89	79
Radnor Re, Ser 2019-2, Cl M1B
5.794%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(A)(E)	140	140
Radnor Re, Ser 2020-1, Cl M1A
4.994%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(A)(E)	944	942
Radnor Re, Ser 2021-1, Cl M1B
5.247%, SOFR30A + 1.700%, 12/27/2033(A)(E)	2,000	1,952

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.228%, 08/25/2022(A)	$410	$249
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	26	24
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
4.739%, ICE LIBOR USD 1 Month + 0.800%, 10/20/2027(A)	849	811
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
4.639%, ICE LIBOR USD 1 Month + 0.700%, 09/20/2032(A)	292	269
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
4.479%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	1,579	1,415
Sequoia Mortgage Trust, Ser 2004-3, Cl A
5.215%, ICE LIBOR USD 6 Month + 0.500%, 05/20/2034(A)	245	243
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
3.483%, 06/20/2034(A)	845	749
SG Residential Mortgage Trust, Ser 2019-3, Cl A3
3.082%, 09/25/2059(A)(E)	2,245	2,150
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(E)	272	221
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,758	1,427
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	108	99
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	9	9
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	463	437
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	54	49
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	162	130
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
4.414%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2034(A)	1,008	982
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.819%, 04/25/2035(A)	589	541

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
4.784%, ICE LIBOR USD 1 Month + 0.740%, 09/25/2034(A)	$1,691	$1,524
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.204%, 04/25/2045(A)	757	699
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,543	1,253
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(E)	71	70
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(E)	59	58
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	732	692
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.512%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(E)	611	601
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	161	153
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(E)	732	689
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(E)	935	850
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
5.044%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2048(A)(E)	480	473
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
5.944%, ICE LIBOR USD 1 Month + 1.900%, 05/25/2058(A)(E)	3,000	2,807
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	1,326	1,215
VASA Trust, Ser 2021-VASA, Cl B
5.125%, ICE LIBOR USD 1 Month + 1.250%, 07/15/2039(A)(E)	2,000	1,840
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	783	726
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	770	626
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(E)(F)	23	22

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(E)	$35	$33
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	13	13
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	27	24
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(E)(F)	695	631
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	920	746
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	188	150
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	111	92
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(E)	2,565	2,067
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	139	107
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	715	538
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	114	99
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	903	818
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	91	78
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	724	652
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	1,194	1,088
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.238%, 10/25/2033(A)	590	543
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.804%, 08/25/2033(A)	604	546
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.130%, 09/25/2033(A)	594	542
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.541%, 03/25/2034(A)	1,192	1,155
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
4.141%, 10/25/2034(A)	413	368
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.818%, 01/25/2035(A)	1,023	925

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
3.089%, 12 Month Treas Avg + 1.400%, 04/25/2044(A)	$1,418	$1,345
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
3.908%, 08/25/2034(A)	1,472	1,363
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	63	61
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
3.615%, 07/25/2034(A)	134	137
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
4.017%, 10/25/2034(A)	599	557
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
6.289%, TSFR1M + 2.789%, 11/15/2027(A)(E)	1,000	995

		193,635
Total Mortgage-Backed Securities
(Cost $214,913) ($ Thousands)		199,977

ASSET-BACKED SECURITIES — 22.5%
Automotive — 2.0%

American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (E)	29	29
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (E)	158	157
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (E)	92	91
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	475	456
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	523
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	280
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (E)	63	62
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	316	304

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (E)	$20	$20
CarMax Auto Owner Trust, Ser 2021-3, Cl A2A
0.290%, 09/16/2024	54	53
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	113	106
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	52	48
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	143	132
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	84	83
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	271	255
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (E)	95	93
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (E)	250	236
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (E)	155	151
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (E)	38	37
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (E)	33	33
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	153	151
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	99	94
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (E)	158	156
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	610	575
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (E)	2	2
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (E)	109	107
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (E)	215	203
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (E)	104	101

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (E)	$17	$17
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (E)	100	97
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (E)	65	64
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (E)	104	104
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (E)	233	229
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	458	438
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	1,047	979
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (E)	224	217
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	276	262
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	333	320
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	340	338
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	68	68
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	123	121
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (E)	184	181
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (E)	1,000	987
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (E)	1,564	1,548
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (E)	12	12
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (E)	81	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (E)	$46	$46
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (E)	355	353
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (E)	230	226
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (E)	55	54
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (E)	140	135
		11,414

Credit Cards — 0.1%

Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (E)	355	337

Mortgage Related Securities — 0.8%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.724%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (A)	16	16
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
5.919%, ICE LIBOR USD 1 Month + 1.875%, 11/25/2050 (A)	616	625
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
4.944%, ICE LIBOR USD 1 Month + 0.900%, 09/25/2034 (A)	853	833
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
4.297%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	1,957	1,921
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
4.597%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	1,132	1,115
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
4.904%, ICE LIBOR USD 1 Month + 0.860%, 08/25/2032 (A)(E)	133	133
		4,643

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 19.6%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (E)	$17	$17
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (E)	46	45
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (E)	260	245
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (E)	111	108
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	105	100
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	150	146
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	700	592
Allegro CLO II-S, Ser 2018-1RA, Cl A1
5.358%, ICE LIBOR USD 3 Month + 1.080%, 10/21/2028 (A)(E)	1,670	1,647
Allegro CLO V, Ser 2021-1A, Cl AR
5.029%, ICE LIBOR USD 3 Month + 0.950%, 10/16/2030 (A)(E)	1,000	980
Allegro CLO VII, Ser 2018-1A, Cl D
6.929%, ICE LIBOR USD 3 Month + 2.850%, 06/13/2031 (A)(E)	400	355
AMMC CLO XI, Ser 2018-11A, Cl BR2
6.015%, ICE LIBOR USD 3 Month + 1.600%, 04/30/2031 (A)(E)	1,000	969
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (E)	160	154
Amur Equipment Finance Receivables VII LLC, Ser 2019-1A, Cl B
2.800%, 03/20/2025 (E)	1,500	1,488
Amur Equipment Finance Receivables VIII LLC, Ser 2020-1A, Cl B
2.500%, 03/20/2026 (E)	212	209
Anchorage Capital CLO, Ser 2018-5RA, Cl A
5.069%, ICE LIBOR USD 3 Month + 0.990%, 01/15/2030 (A)(E)	1,171	1,157
Apidos CLO XII, Ser 2018-12A, Cl AR
5.159%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(E)	725	715
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.253%, ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)(E)	410	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	$128	$117
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
5.806%, ICE LIBOR USD 3 Month + 1.200%, 05/15/2030 (A)(E)	725	702
Arm Master Trust LLC Agricultural Loan Backed Notes, Ser 2022-T1, Cl A
4.400%, 06/16/2025 (E)	1,640	1,634
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (E)	111	107
Atrium XIII, Ser 2017-13A, Cl B
5.825%, ICE LIBOR USD 3 Month + 1.500%, 11/21/2030 (A)(E)	700	674
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (E)	195	185
Avery Point IV CLO, Ser 2014-1A, Cl D
7.858%, ICE LIBOR USD 3 Month + 3.500%, 04/25/2026 (A)(E)	800	795
Avery Point IV CLO, Ser 2017-1A, Cl CR
6.708%, ICE LIBOR USD 3 Month + 2.350%, 04/25/2026 (A)(E)	9	9
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
5.285%, ICE LIBOR USD 3 Month + 0.960%, 04/23/2031 (A)(E)	450	440
Barings CLO, Ser 2017-IA, Cl AR
5.043%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(E)	2,634	2,605
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	713	603
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
5.029%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(E)	425	417
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	295	275
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (E)	249	245
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
6.393%, ICE LIBOR USD 3 Month + 2.150%, 10/20/2031 (A)(E)	800	751
BlueMountain Fuji US Clo II, Ser 2017-2A, Cl C
7.243%, ICE LIBOR USD 3 Month + 3.000%, 10/20/2030 (A)(E)	400	333
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (E)	1,786	1,718
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	794	746

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BSPRT Issuer, Ser 2022-FL8, Cl A
4.718%, SOFR30A + 1.500%, 02/15/2037 (A)(E)	$275	$262
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.223%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(E)	307	301
Carlyle US CLO, Ser 2021-2A, Cl A1R
5.293%, ICE LIBOR USD 3 Month + 1.050%, 07/20/2031 (A)(E)	1,450	1,424
Carlyle US CLO, Ser 2021-3A, Cl BR
6.243%, ICE LIBOR USD 3 Month + 2.000%, 07/20/2029 (A)(E)	500	467
Catskill Park CLO, Ser 2017-1A, Cl A1B
5.593%, ICE LIBOR USD 3 Month + 1.350%, 04/20/2029 (A)(E)	1,000	976
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (E)	45	43
Cedar Funding X CLO, Ser 2021-10A, Cl CR
6.293%, ICE LIBOR USD 3 Month + 2.050%, 10/20/2032 (A)(E)	450	424
Cent CLO 21, Ser 2021-21A, Cl A1R3
5.328%, ICE LIBOR USD 3 Month + 0.970%, 07/27/2030 (A)(E)	1,992	1,956
CIFC Funding, Ser 2017-5A, Cl B
5.929%, ICE LIBOR USD 3 Month + 1.850%, 11/16/2030 (A)(E)	500	473
CIFC Funding, Ser 2018-3A, Cl AR
5.097%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(E)	830	815
CIFC Funding, Ser 2018-4A, Cl A1
5.229%, ICE LIBOR USD 3 Month + 1.150%, 10/17/2031 (A)(E)	700	682
CIFC Funding, Ser 2021-1A, Cl AR
5.343%, ICE LIBOR USD 3 Month + 1.100%, 04/20/2032 (A)(E)	1,000	976
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/2051 (E)	161	160
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (E)	44	43
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	363	335
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
5.893%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2028 (A)(E)	1,000	984
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	100	96
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	$1,167	$1,070
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
5.044%, ICE LIBOR USD 1 Month + 1.000%, 01/27/2070 (A)(E)	671	664
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (E)	361	346
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	1,085	1,005
Elevation CLO, Ser 2017-2A, Cl A1R
5.355%, TSFR3M + 1.492%, 10/15/2029 (A)(E)	840	831
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/26/2049 (E)	2,000	1,874
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (E)	53	51
Five Guys Funding LLC, Ser 2017-1A, Cl A2
4.600%, 07/25/2047 (E)	763	718
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (E)	12	12
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (E)	377	364
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
5.153%, ICE LIBOR USD 3 Month + 0.910%, 11/20/2030 (A)(E)	275	271
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/2028 (E)	417	409
Invitation Homes Trust, Ser 2018-SFR1, Cl A
4.604%, ICE LIBOR USD 1 Month + 0.700%, 03/17/2037 (A)(E)	1,662	1,632
Invitation Homes Trust, Ser 2018-SFR1, Cl B
4.854%, ICE LIBOR USD 1 Month + 0.950%, 03/17/2037 (A)(E)	1,500	1,468
Invitation Homes Trust, Ser 2018-SFR1, Cl C
5.154%, ICE LIBOR USD 1 Month + 1.250%, 03/17/2037 (A)(E)	2,200	2,163
Invitation Homes Trust, Ser 2018-SFR4, Cl A
5.004%, ICE LIBOR USD 1 Month + 1.100%, 01/17/2038 (A)(E)	2,666	2,625
Invitation Homes Trust, Ser 2018-SFR4, Cl C
5.304%, ICE LIBOR USD 1 Month + 1.400%, 01/17/2038 (A)(E)	2,000	1,968
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
4.636%, ICE LIBOR USD 1 Month + 1.050%, 11/25/2050 (A)	1,507	1,495

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
4.796%, ICE LIBOR USD 1 Month + 0.780%, 03/25/2051 (A)	$2,858	$2,812
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
4.668%, ICE LIBOR USD 3 Month + 0.310%, 07/25/2029 (A)	119	118
KKR CLO 12, Ser 2018-12, Cl AR2A
5.214%, ICE LIBOR USD 3 Month + 1.135%, 10/15/2030 (A)(E)	500	493
KKR CLO 20, Ser 2017-20, Cl B
5.629%, ICE LIBOR USD 3 Month + 1.550%, 10/16/2030 (A)(E)	636	617
KKR CLO 21, Ser 2018-21, Cl A
5.079%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(E)	580	570
LCM XXIV, Ser 2021-24A, Cl AR
5.223%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(E)	272	267
Madison Park Funding XIX, Ser 2020-19A, Cl A2R2
5.825%, ICE LIBOR USD 3 Month + 1.500%, 01/22/2028 (A)(E)	600	585
Madison Park Funding XLI, Ser 2017-12A, Cl DR
7.125%, ICE LIBOR USD 3 Month + 2.800%, 04/22/2027 (A)(E)	500	469
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.278%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(E)	248	243
Magnetite XVIII, Ser 2018-18A, Cl BR
6.106%, ICE LIBOR USD 3 Month + 1.500%, 11/15/2028 (A)(E)	1,000	969
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (E)	6	6
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (E)	51	50
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (E)	223	218
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	400	381
MF1, Ser 2022-FL8, Cl A
4.768%, SOFR30A + 1.350%, 02/19/2037 (A)(E)	250	239
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
4.794%, ICE LIBOR USD 1 Month + 0.750%, 01/25/2061 (A)	925	893

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
4.716%, ICE LIBOR USD 1 Month + 0.700%, 03/25/2061 (A)	$2,811	$2,709
MMAF Equipment Finance LLC, Ser 2018-A, Cl A4
3.390%, 01/10/2025 (E)	438	436
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	2,000	1,920
MMAF Equipment Finance LLC, Ser 2022-B, Cl A2
5.570%, 09/09/2025 (E)	1,000	1,000
Mountain View CLO LLC, Ser 2020-1A, Cl AR
5.169%, ICE LIBOR USD 3 Month + 1.090%, 10/16/2029 (A)(E)	1,028	1,009
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (E)	731	723
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (E)	218	214
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
4.875%, ICE LIBOR USD 1 Month + 1.000%, 04/15/2069 (A)(E)	1,185	1,140
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
4.925%, ICE LIBOR USD 1 Month + 1.050%, 12/15/2059 (A)(E)	2,648	2,559
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	783	703
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
4.644%, ICE LIBOR USD 1 Month + 0.600%, 12/26/2069 (A)(E)	1,169	1,130
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
4.594%, ICE LIBOR USD 1 Month + 0.550%, 02/25/2070 (A)(E)	1,641	1,587
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
5.124%, ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)(E)	590	581
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
5.114%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(E)	400	393
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
5.283%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(E)	1,000	976

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
5.244%, ICE LIBOR USD 1 Month + 1.200%, 09/25/2060 (A)	$759	$742
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (E)	262	249
Oxford Finance Funding LLC, Ser 2019-1A, Cl A2
4.459%, 02/15/2027 (E)	203	201
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	755	746
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
5.043%, ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (A)(E)	182	180
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
4.879%, ICE LIBOR USD 3 Month + 0.800%, 10/15/2029 (A)(E)	506	498
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (E)	1,000	957
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (E)	1,000	917
Prodigy Finance DAC, Ser 2021-1A, Cl A
5.294%, ICE LIBOR USD 1 Month + 1.250%, 07/25/2051 (A)(E)	1,307	1,259
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
6.500%, Prime Rate + -0.500%, 12/27/2044 (A)(E)	384	364
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (E)	13	13
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (E)	323	312
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
4.623%, ICE LIBOR USD 1 Month + 0.750%, 11/15/2035 (A)(E)	1,513	1,465
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
4.875%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2037 (A)(E)	867	842
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
4.436%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (A)(E)	1,656	1,583
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
4.894%, ICE LIBOR USD 1 Month + 0.850%, 09/15/2054 (A)(E)	2,234	2,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
4.605%, ICE LIBOR USD 1 Month + 0.730%, 01/15/2053 (A)(E)	$2,212	$2,094
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (E)	33	32
Sound Point CLO XXIII, Ser 2021-2A, Cl X
3.212%, ICE LIBOR USD 3 Month + 0.700%, 07/15/2034 (A)(E)	800	797
STAR Trust, Ser 2021-SFR1, Cl C
4.954%, ICE LIBOR USD 1 Month + 1.050%, 04/17/2038 (A)(E)	1,000	947
STAR Trust, Ser 2021-SFR1, Cl D
5.204%, ICE LIBOR USD 1 Month + 1.300%, 04/17/2038 (A)(E)	1,000	941
STAR Trust, Ser 2021-SFR2, Cl C
5.504%, ICE LIBOR USD 1 Month + 1.600%, 01/17/2024 (A)(E)	3,000	2,900
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
4.764%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	1,663	1,527
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
5.044%, ICE LIBOR USD 1 Month + 1.000%, 09/25/2034 (A)	2,363	2,241
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
4.526%, ICE LIBOR USD 1 Month + 0.940%, 09/25/2034 (A)	732	692
Symphony Static CLO I, Ser 2021-1A, Cl A
5.188%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(E)	347	341
Symphony Static CLO I, Ser 2021-1A, Cl D
7.108%, ICE LIBOR USD 3 Month + 2.750%, 10/25/2029 (A)(E)	500	470
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (E)	773	672
TCI-Flatiron CLO, Ser 2017-1A, Cl B
6.210%, ICE LIBOR USD 3 Month + 1.560%, 11/18/2030 (A)(E)	500	483
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	858	693
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	973	908
Tricon American Homes Trust, Ser 2017-SFR2, Cl E
4.216%, 01/17/2036 (E)	1,500	1,449
Trimaran Cavu, Ser 2019-1A, Cl D
8.393%, ICE LIBOR USD 3 Month + 4.150%, 07/20/2032 (A)(E)	600	544

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Trinity Rail Leasing 2021 LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (E)	$473	$393
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (E)	88	87
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (E)	171	165
Verde CLO, Ser 2021-1A, Cl XR
4.829%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(E)	163	163
Vibrant CLO VI, Ser 2021-6A, Cl AR
4.477%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(E)	169	167
Voya CLO, Ser 2018-3A, Cl A2R
5.594%, ICE LIBOR USD 3 Month + 1.400%, 10/18/2031 (A)(E)	818	793
Voya CLO, Ser 2020-2A, Cl A1RR
5.099%, ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)(E)	284	280
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (E)	473	451
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (E)	710	691
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	695	591
		111,378

Total Asset-Backed Securities
(Cost $131,130) ($ Thousands)		127,772

CORPORATE OBLIGATIONS — 2.5%
Communication Services — 0.1%
Live Nation Entertainment
4.875%, 11/01/2024 (E)	460	453
Warnermedia Holdings
5.084%, SOFRINDX + 1.780%, 03/15/2024 (A)(E)	165	164

		617

Consumer Discretionary — 0.6%
GEMS MENASA Cayman
7.125%, 07/31/2026 (E)	587	560
General Motors Financial
4.264%, U.S. SOFR + 0.620%, 10/15/2024 (A)	600	582
Hilton Domestic Operating
4.000%, 05/01/2031 (E)	549	462
LBM Acquisition LLC
6.250%, 01/15/2029 (E)	1,304	898

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordstrom
2.300%, 04/08/2024	$160	$151
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (E)	525	434

		3,087

Consumer Staples — 0.0%
GSK Consumer Healthcare Capital US LLC
4.348%, U.S. SOFR + 0.890%, 03/24/2024 (A)	250	249

Energy — 0.0%
Enbridge
4.457%, SOFRINDX + 0.630%, 02/16/2024 (A)	250	247

Financials — 0.9%
Athene Global Funding
4.527%, SOFRINDX + 0.700%, 05/24/2024 (A)(E)	450	441
Bank of America
4.484%, U.S. SOFR + 0.660%, 02/04/2025 (A)	195	192
Blackstone Private Credit Fund
2.350%, 11/22/2024	235	217
Brighthouse Financial Global Funding MTN
4.364%, U.S. SOFR + 0.760%, 04/12/2024 (A)(E)	315	311
Capital One Financial
4.518%, U.S. SOFR + 0.690%, 12/06/2024 (A)	275	269
Citigroup
4.476%, U.S. SOFR + 0.669%, 05/01/2025 (A)	300	294
Deutsche Bank NY
5.046%, U.S. SOFR + 1.219%, 11/16/2027 (A)	325	284
4.324%, U.S. SOFR + 0.500%, 11/08/2023 (A)	400	397
HSBC Holdings PLC
4.407%, U.S. SOFR + 0.580%, 11/22/2024 (A)	275	268
JPMorgan Chase
4.588%, U.S. SOFR + 0.885%, 04/22/2027 (A)	475	462
Macquarie Group MTN
4.352%, U.S. SOFR + 0.710%, 10/14/2025 (A)(E)	300	291
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (E)	350	280

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NatWest Markets
4.355%, U.S. SOFR + 0.530%, 08/12/2024 (A)(E)	$340	$335
SBA Tower Trust
6.599%, 01/15/2028 (E)	300	301
Societe Generale
4.746%, U.S. SOFR + 1.050%, 01/21/2026 (A)(E)	275	264
Toronto-Dominion Bank MTN
3.809%, U.S. SOFR + 0.590%, 09/10/2026 (A)	300	290

		4,896

Health Care — 0.2%
Avantor Funding
3.875%, 11/01/2029 (E)	525	450
Baxter International
4.268%, SOFRINDX + 0.440%, 11/29/2024 (A)(E)	275	268
Global Medical Response
6.500%, 10/01/2025 (E)	462	348
Syneos Health
3.625%, 01/15/2029 (E)	181	143

		1,209

Industrials — 0.4%
Artera Services LLC
9.033%, 12/04/2025 (E)	700	582
CP Atlas Buyer
7.000%, 12/01/2028 (E)	710	520
DAE Funding LLC MTN
1.550%, 08/01/2024 (E)	205	191
Delta Air Lines/Skymiles LP
4.500%, 10/20/2025 (E)	225	219
TransDigm
6.250%, 03/15/2026 (E)	350	348
United Rentals North America
6.000%, 12/15/2029 (E)	390	392

		2,252

Information Technology — 0.0%
Cloud Software Group Holdings
6.500%, 03/31/2029 (E)	54	47
Qorvo
1.750%, 12/15/2024 (E)	148	136

		183

Materials — 0.2%
Chemours
4.625%, 11/15/2029 (E)	640	515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	$816	$588

		1,103

Utilities — 0.1%
Mississippi Power
3.782%, U.S. SOFR + 0.300%, 06/28/2024 (A)	195	190
Pacific Gas and Electric
3.250%, 02/16/2024	200	194
1.700%, 11/15/2023	125	120

		504

Total Corporate Obligations
(Cost $16,071) ($ Thousands)		14,347

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
4.114%, 04/13/2023 (G)	1,250	1,230
2.522%, 01/26/2023 (G)	850	845

Total U.S. Treasury Obligations
(Cost $2,078) ($ Thousands)		2,075

	Shares
CASH EQUIVALENT — 5.9%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	33,665,292	33,665

Total Cash Equivalent
(Cost $33,665) ($ Thousands)		33,665

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 0.2%
BNP Paribas
3.810%, dated 11/30/2022 to be repurchased on 12/01/2022, repurchase price $1,000,106 (collateralized by U.S. Government obligations, ranging in par value $2,253 - $2,282,990, 2.000% - 5.000%, 11/20/2044 – 10/01/2052; with total market value $1,016,096) (H)	$1,000	1,000
Total Repurchase Agreement
(Cost $1,000) ($ Thousands)		1,000

Total Investments in Securities — 103.9%
(Cost $619,889) ($ Thousands)		$589,436

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(81)	Mar-2023	$(16,595)	$(16,634)	$(39)
U.S. 10-Year Treasury Note	(30)	Mar-2023	(3,379)	(3,405)	(26)
			$(19,974)	$(20,039)	$(65)

Percentages are based on Net Assets of $567,131 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2022 was $1,859 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $277,401 ($ Thousands), representing 48.9% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Loan Participations	–	194,831	15,769	210,600
Mortgage-Backed Securities	–	199,977	–	199,977
Asset-Backed Securities	–	127,772	–	127,772
Corporate Obligations	–	14,347	–	14,347
U.S. Treasury Obligations	–	2,075	–	2,075
Cash Equivalent	33,665	–	–	33,665
Repurchase Agreement	–	1,000	–	1,000
Total Investments in Securities	33,665	540,002	15,769	589,436

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(65)	–	–	(65)
Total Other Financial Instruments	(65)	–	–	(65)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Balance as of May 31, 2022	$28,430
Accrued discounts/premiums	18
Realized gain/(loss)	(495)
Change in unrealized appreciation/(depreciation)	(84)
Purchases	464
Sales	(7,682)
Net transfer into Level 3	–
Net transfer out of Level 3	(4,882)
Ending Balance as of November 30, 2022(1)	$15,769
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(174)

(1) Of the $15,769 ($ Thousands) in Level 3 securities as of November 30, 2022, $— ($ Thousands) or 0.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended November 30, 2022, transfers out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$42,196	$129,655	$(138,186)	$—	$—	$33,665	$306	$—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Opportunistic Income Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2022, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Loan Participation
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien	1,877	01/18/2019	$1,855	$1,859
			$1,855	$1,859

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 39.1%
Agency Mortgage-Backed Obligations — 32.3%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$179	$186
7.000%, 05/01/2024 to 03/01/2039	53	56
6.500%, 10/01/2031 to 09/01/2039	418	431
6.000%, 01/01/2028 to 10/01/2052	1,932	1,979
5.500%, 02/01/2035 to 09/01/2052	9,225	9,390
5.000%, 08/01/2033 to 09/01/2052	22,879	22,856
4.500%, 11/01/2025 to 08/01/2052	11,614	11,538
4.000%, 09/01/2040 to 01/01/2052	25,884	25,101
3.500%, 03/01/2033 to 05/01/2052	80,870	75,691
3.000%, 03/01/2031 to 04/01/2052	73,761	66,301
2.500%, 10/01/2031 to 05/01/2052	123,927	107,403
2.000%, 09/01/2040 to 05/01/2052	120,935	101,424
1.500%, 10/01/2041 to 12/01/2050	27,158	21,344
FHLMC ARM
5.497%, ICE LIBOR USD 12 Month + 1.770%, 09/01/2042(A)	198	203
4.303%, SOFR30A + 2.130%, 07/01/2052(A)	1,321	1,285
4.119%, SOFR30A + 2.380%, 09/01/2052(A)	741	715
3.990%, SOFR30A + 2.140%, 08/01/2052(A)	1,446	1,378
3.912%, SOFR30A + 2.130%, 07/01/2052(A)	1,076	1,032
3.888%, SOFR30A + 2.241%, 12/01/2052(A)	1,403	1,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.845%, ICE LIBOR USD 12 Month + 1.595%, 10/01/2036(A)	$10	$10
3.809%, ICE LIBOR USD 12 Month + 1.682%, 02/01/2043(A)	364	373
3.585%, ICE LIBOR USD 12 Month + 1.635%, 04/01/2048(A)	3,018	3,012
3.569%, SOFR30A + 2.184%, 10/01/2052(A)	6,180	5,894
3.516%, ICE LIBOR USD 12 Month + 2.330%, 05/01/2036(A)	27	27
3.457%, ICE LIBOR USD 12 Month + 1.638%, 03/01/2049(A)	1,290	1,277
3.163%, ICE LIBOR USD 12 Month + 1.685%, 09/01/2047(A)	1,471	1,486
3.089%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	851	818
3.008%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	2,960	2,804
2.878%, ICE LIBOR USD 12 Month + 1.619%, 01/01/2044 to 11/01/2047 (A)	1,561	1,530
2.813%, ICE LIBOR USD 12 Month + 1.640%, 05/01/2049(A)	737	711
2.695%, ICE LIBOR USD 12 Month + 1.612%, 10/01/2043(A)	291	291
2.555%, ICE LIBOR USD 12 Month + 1.606%, 09/01/2043(A)	119	119
2.547%, ICE LIBOR USD 12 Month + 1.926%, 12/01/2036(A)	46	46
2.532%, ICE LIBOR USD 12 Month + 1.646%, 10/01/2043(A)	503	506
2.509%, ICE LIBOR USD 12 Month + 1.632%, 11/01/2043(A)	249	249
2.435%, ICE LIBOR USD 12 Month + 1.637%, 09/01/2045(A)	2,843	2,861
2.357%, ICE LIBOR USD 12 Month + 1.635%, 07/01/2043(A)	151	152
2.340%, ICE LIBOR USD 12 Month + 1.650%, 03/01/2043(A)	382	389
2.317%, ICE LIBOR USD 12 Month + 1.642%, 08/01/2043(A)	233	234
2.106%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.284%, 03/01/2047(A)	503	478
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(A)	2,000	155
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	816
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.181%, 10/25/2032(A)	19,000	334

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.696%, 12/25/2035(A)	$15,919	$801
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.154%, 11/25/2032(A)	13,000	–
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.578%, 02/25/2036(A)	4,990	206
FHLMC Multifamily Structured Pass Through Certificates, Ser K032, Cl X1, IO
0.177%, 05/25/2023(A)	55,659	16
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(A)	605	586
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.705%, 03/25/2029(A)	3,880	115
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.093%, 05/25/2029(A)	3,969	192
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(A)	6,800	430
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.016%, 06/25/2029(A)	2,985	137
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.374%, 06/25/2029(A)	700	48
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.948%, 10/25/2029(A)	1,291	59
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.445%, 09/25/2031(A)	15,367	380
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(A)	6,798	157
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.450%, 04/25/2055(A)	6,997	188
FHLMC Multifamily Structured Pass Through Certificates, Ser K144, Cl A2
2.450%, 04/25/2032	11,221	9,562
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 06/25/2055(A)	7,496	191
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl A2
2.580%, 05/25/2032	1,971	1,697

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K146, Cl A2
2.920%, 06/25/2032	$4,914	$4,363
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.487%, 06/25/2032(A)	9,997	295
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl A2
3.000%, 06/25/2032(A)	4,894	4,374
FHLMC Multifamily Structured Pass Through Certificates, Ser K148, Cl A2
3.500%, 07/25/2032(A)	5,185	4,830
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.403%, 08/25/2032(A)	10,997	259
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl A2
3.530%, 08/25/2032(A)	1,460	1,364
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(A)	4,400	4,188
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl X1, IO
1.038%, 04/25/2024(A)	8,836	89
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.414%, 07/25/2026(A)	970	36
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.752%, 10/25/2026(A)	8,384	160
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.656%, 12/25/2027(A)	2,996	71
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.869%, 03/25/2028(A)	6,196	177
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.351%, 06/25/2027(A)	1,527	47
FHLMC Multifamily Structured Pass Through Certificates, Ser KG07, Cl A2
3.123%, 08/25/2032(A)	1,969	1,770
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,017
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(A)	1,395	1,158
FHLMC Multifamily Structured Pass Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,095
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	6	6

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	$57	$59
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	18	19
FHLMC REMIC CMO, Ser 2003-2671, Cl S
7.658%, 09/15/2033(A)	26	27
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	53	52
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	120	120
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	516	533
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(B)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
2.157%, 05/15/2038(A)	37	3
FHLMC REMIC CMO, Ser 2009-3546, Cl A
2.966%, 02/15/2039(A)	34	33
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
2.357%, 01/15/2040(A)	53	5
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
2.077%, 05/15/2041(A)	311	18
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	251	236
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
2.737%, 04/15/2042(A)	29	3
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,160	1,091
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	225	22
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	2,704	2,552
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	146	23
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	601	513
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	494	401
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036(C)	21	21
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	288	285
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,402	1,287
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	285	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	$138	$123
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,216	1,123
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,943	323
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	418	62
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,158	179
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	6,977	1,255
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	509	79
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	871	118
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	300	44
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,410	225
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	561	83
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	6,067	1,116
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,344	156
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,552	2,119
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,302	1,066
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,657	222
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	2,193	1,904
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,369	1,221
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	2,002	1,802
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	1,974	1,721
FHLMC REMIC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	883	779

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	$1,780	$1,634
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,832
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
5.921%, SOFR30A + 2.400%, 02/25/2042(A)(D)	1,010	949
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
6.421%, SOFR30A + 2.900%, 04/25/2042(A)(D)	2,850	2,725
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,704	1,562
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	851	787
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
2.127%, 12/15/2046(A)	504	47
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,404	2,234
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M2
5.821%, SOFR30A + 2.300%, 08/25/2033(A)(D)	980	947
FNMA
8.000%, 01/01/2030 to 06/01/2031	13	13
7.500%, 02/01/2031 to 11/01/2038	89	92
7.000%, 09/01/2026 to 02/01/2039	493	523
6.500%, 05/01/2027 to 11/01/2052	1,245	1,319
6.000%, 02/01/2032 to 09/01/2052	3,895	4,023
5.500%, 12/01/2033 to 09/01/2052	8,132	8,353
5.000%, 07/01/2033 to 07/01/2052	17,461	17,643
4.650%, 12/31/2052	2,000	1,964
4.520%, 11/01/2032	500	505
4.500%, 08/01/2023 to 01/01/2059	34,509	34,299
4.440%, 11/01/2032	200	201
4.410%, 10/01/2032 to 12/01/2032	999	1,001
4.370%, 11/01/2032	400	399
4.270%, 10/01/2032	200	198
4.260%, 11/01/2032	400	396
4.200%, 01/01/2029	1,665	1,651
4.185%, 07/01/2032	100	98
4.130%, 07/01/2032	100	98
4.060%, 07/01/2032	500	483
4.000%, 01/01/2027 to 08/01/2059	86,109	83,790
3.900%, 08/01/2032	200	192
3.895%, 10/01/2032	1,600	1,535
3.890%, 07/01/2032	1,500	1,438
3.880%, 07/01/2032	100	96
3.860%, 07/01/2032	100	95
3.850%, 08/01/2032	300	285
3.840%, 07/01/2032	200	191

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.830%, 07/01/2032	$200	$191
3.820%, 07/01/2027	243	238
3.790%, 12/01/2025	2,612	2,558
3.730%, 06/01/2032	100	95
3.670%, 06/01/2032	99	94
3.560%, 07/01/2032	200	187
3.520%, 06/01/2032	100	93
3.500%, 07/01/2031 to 05/01/2052	126,141	117,754
3.450%, 03/01/2029	115	110
3.380%, 05/01/2028	109	105
3.310%, 03/01/2028	1,905	1,808
3.250%, 05/01/2029	117	110
3.200%, 02/01/2029	90	85
3.160%, 05/01/2029	315	293
3.080%, 01/01/2028	160	150
3.020%, 06/01/2024 to 05/01/2026	3,400	3,334
3.000%, 05/01/2029 to 07/01/2060	258,590	233,591
2.930%, 06/01/2030	172	157
2.810%, 04/01/2025	250	239
2.692%, 04/01/2023(A)	28	28
2.500%, 03/01/2035 to 09/01/2061	168,618	147,476
2.455%, 04/01/2040	3,020	2,140
2.150%, 02/01/2032(A)	518	430
2.000%, 05/01/2036 to 04/01/2052	257,913	216,815
1.850%, 09/01/2035	1,147	974
1.500%, 10/01/2041 to 03/01/2051	37,586	30,419
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.116%, 01/25/2024(A)	9,616	2
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.167%, 01/25/2025(A)	60,575	95
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	141	127
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027(A)	630	595
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(A)	181	172
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	553
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	434	403
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	330	310
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	560	526
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	177	153
FNMA ACES, Ser M13, Cl A2
2.680%, 06/25/2032	1,579	1,355
FNMA ARM
4.650%, SOFR30A + 2.131%, 08/01/2052(A)	2,537	2,504

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.645%, SOFR30A + 2.122%, 08/01/2052(A)	$2,369	$2,323
4.624%, SOFR30A + 2.127%, 08/01/2052(A)	3,245	3,199
4.562%, SOFR30A + 2.120%, 11/01/2052(A)	1,345	1,330
4.527%, ICE LIBOR USD 12 Month + 1.639%, 01/01/2043(A)	209	216
4.349%, SOFR30A + 2.124%, 07/01/2052(A)	2,776	2,713
4.317%, SOFR30A + 2.125%, 08/01/2052(A)	2,903	2,833
4.256%, SOFR30A + 2.126%, 11/01/2052(A)	1,941	1,897
4.224%, SOFR30A + 2.370%, 09/01/2052(A)	739	717
4.173%, SOFR30A + 2.120%, 07/01/2052(A)	2,497	2,403
4.161%, SOFR30A + 2.133%, 10/01/2052(A)	5,526	5,413
3.963%, SOFR30A + 2.120%, 08/01/2052(A)	635	606
3.684%, SOFR30A + 2.370%, 08/01/2052(A)	1,609	1,533
2.998%, ICE LIBOR USD 12 Month + 1.579%, 06/01/2045(A)	513	514
2.869%, ICE LIBOR USD 12 Month + 1.560%, 12/01/2035(A)	8	8
2.734%, ICE LIBOR USD 12 Month + 1.583%, 01/01/2046(A)	1,388	1,402
2.591%, ICE LIBOR USD 12 Month + 1.578%, 10/01/2043(A)	682	686
2.443%, ICE LIBOR USD 12 Month + 1.565%, 03/01/2043(A)	93	95
2.257%, ICE LIBOR USD 12 Month + 1.560%, 06/01/2043(A)	195	197
1.614%, 12/01/2051(A)	699	625
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
10.016%, ICE LIBOR USD 1 Month + 6.000%, 09/25/2028(A)	974	1,004
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	96	12
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	130	21
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	346	70
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	423	16

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	$282	$44
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	342	61
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	353	15
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,154	1,048
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,672	1,578
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	3,089	605
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023(A)	3	3
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	9	9
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	12	12
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	16	16
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	40	41
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	62	60
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	10	10
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(A)	5	5
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	201	209
FNMA REMIC CMO, Ser 2005-74, Cl CS
8.976%, 05/25/2035(A)	24	23
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
2.734%, 11/25/2036(A)	173	10
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
3.184%, 01/25/2037(A)	206	21
FNMA REMIC CMO, Ser 2006-33, Cl LS
12.077%, 05/25/2036(A)	35	40
FNMA REMIC CMO, Ser 2006-46, Cl SW
9.474%, 06/25/2036(A)	27	30
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
2.634%, 03/25/2036(A)	28	1
FNMA REMIC CMO, Ser 2007-64, Cl FA
4.486%, ICE LIBOR USD 1 Month + 0.470%, 07/25/2037(A)	5	5
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.684%, 07/25/2037(A)	86	9

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	$6	$7
FNMA REMIC CMO, Ser 2009-103, Cl MB
3.318%, 12/25/2039(A)	52	52
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(B)	446	380
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	1,052	1,029
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
2.464%, 04/25/2040(A)	332	34
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.879%, 02/25/2051(A)	43	44
FNMA REMIC CMO, Ser 2011-75, Cl FA
4.566%, ICE LIBOR USD 1 Month + 0.550%, 08/25/2041(A)	34	34
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
2.534%, 10/25/2041(A)	716	49
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
2.134%, 12/25/2042(A)	388	42
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
2.134%, 12/25/2042(A)	163	16
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	697	584
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	4	4
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
2.484%, 04/25/2042(A)	234	26
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	254	266
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(B)	22	19
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
2.634%, 03/25/2042(A)	313	20
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
2.584%, 07/25/2042(A)	82	9
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(B)	43	38
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(B)	1,264	969
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(B)	585	450
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	2,394	2,134
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
1.934%, 12/25/2043(A)	303	29
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	50	1
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	761	669
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
2.134%, 06/25/2043(A)	176	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	$657	$672
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	601	639
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	515	447
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,741	2,505
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	114	112
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,731	2,475
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	4,101	3,451
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	836	767
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
2.084%, 10/25/2057(A)	1,165	120
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
2.184%, 11/25/2047(A)	382	34
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,637	1,521
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	731	701
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,179	1,053
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	836	739
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	112	109
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	693	653
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,728	1,585
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	451	414
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	140	123
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.516%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(A)	2,013	1,963
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,596	255
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	2,289	2,090
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	735	440
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	3,185	2,761
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	1,045	891

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	$800	$126
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,273
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	2,186	433
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	4,873	883
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,698	497
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	4,035	861
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	397	67
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,440	359
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,443	314
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,659	277
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	4,436	3,672
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,155	324
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,558	224
FNMA REMIC CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	1,484	1,305
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,579	2,137
FNMA REMIC CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	4,375	3,956
FNMA REMIC CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,649	1,460
FNMA TBA
6.500%, 12/15/2052 to 02/15/2053	14,690	15,087
6.000%, 02/01/2036 to 01/01/2038	27,900	28,494
5.500%, 01/15/2053 to 02/15/2053	3,600	3,637
5.000%, 01/01/2038 to 12/15/2052	63,180	62,861
4.500%, 02/01/2034 to 01/15/2053	75,751	73,726
4.000%, 12/14/2039 to 01/15/2053	38,864	36,753
3.500%, 12/01/2040 to 01/15/2053	28,405	26,004
3.000%, 01/15/2053	12,400	10,981
2.500%, 12/01/2027 to 01/15/2053	170,005	145,796
2.000%, 12/15/2037 to 01/15/2053	142,630	118,000
GNMA
7.000%, 04/15/2026 to 10/15/2032	324	328
6.500%, 01/15/2024 to 07/15/2035	669	694
6.000%, 03/15/2024 to 10/20/2040	1,902	2,011
5.000%, 10/15/2039 to 04/20/2050	10,634	10,761
4.700%, 09/20/2061(A)	121	119
4.529%, 01/20/2069(A)	24	23

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 01/20/2040 to 12/20/2050	$13,752	$13,666
4.000%, 10/20/2044 to 11/20/2050	18,800	18,178
3.630%, 04/20/2063(A)	24	24
3.500%, 06/20/2044 to 06/20/2052	23,539	22,144
3.000%, 09/15/2042 to 04/20/2052	50,467	45,971
2.500%, 10/20/2049 to 12/20/2051	18,201	16,033
2.000%, 12/20/2050 to 03/20/2051	3,464	2,919
GNMA ARM
4.770%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.440%, 01/20/2060(A)	335	337
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 07/20/2034(A)	4	3
GNMA CMO, Ser 2003-60, Cl GS
5.939%, 05/16/2033(A)	2	2
GNMA CMO, Ser 2005-7, Cl JM
8.170%, 05/18/2034(A)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
3.051%, 04/20/2036(A)	240	18
GNMA CMO, Ser 2007-78, Cl SA, IO
2.643%, 12/16/2037(A)	1,722	69
GNMA CMO, Ser 2009-106, Cl KS, IO
2.461%, 11/20/2039(A)	1,666	116
GNMA CMO, Ser 2009-66, Cl XS, IO
2.913%, 07/16/2039(A)	9	–
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,007	1,039
GNMA CMO, Ser 2009-8, Cl PS, IO
2.413%, 08/16/2038(A)	5	–
GNMA CMO, Ser 2010-4, Cl NS, IO
2.503%, 01/16/2040(A)	2,364	225
GNMA CMO, Ser 2010-4, Cl SL, IO
2.513%, 01/16/2040(A)	50	5
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	24	24
GNMA CMO, Ser 2010-85, Cl HS, IO
2.711%, 01/20/2040(A)	32	–
GNMA CMO, Ser 2010-H10, Cl FC
4.596%, ICE LIBOR USD 1 Month + 1.000%, 05/20/2060(A)	1,086	1,084
GNMA CMO, Ser 2010-H26, Cl LF
3.493%, ICE LIBOR USD 1 Month + 0.350%, 08/20/2058(A)	1,711	1,693
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	28	5
GNMA CMO, Ser 2011-H09, Cl AF
3.643%, ICE LIBOR USD 1 Month + 0.500%, 03/20/2061(A)	408	405
GNMA CMO, Ser 2012-124, Cl AS, IO
2.313%, 10/16/2042(A)	329	34
GNMA CMO, Ser 2012-141, Cl WA
4.526%, 11/16/2041(A)	298	295

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-98, Cl SA, IO
2.213%, 08/16/2042(A)	$262	$26
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.309%, 03/20/2062(A)	344	24
GNMA CMO, Ser 2013-H01, Cl TA
3.643%, ICE LIBOR USD 1 Month + 0.500%, 01/20/2063(A)	4	4
GNMA CMO, Ser 2013-H01, Cl JA
3.463%, ICE LIBOR USD 1 Month + 0.320%, 01/20/2063(A)	261	258
GNMA CMO, Ser 2014-H04, Cl FB
3.793%, ICE LIBOR USD 1 Month + 0.650%, 02/20/2064(A)	1,037	1,031
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	190	30
GNMA CMO, Ser 2016-135, Cl SB, IO
2.213%, 10/16/2046(A)	362	53
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	97	20
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	803	733
GNMA CMO, Ser 2018-H06, Cl PF
3.443%, ICE LIBOR USD 1 Month + 0.300%, 02/20/2068(A)	430	424
GNMA CMO, Ser 2018-H07, Cl FD
3.443%, ICE LIBOR USD 1 Month + 0.300%, 05/20/2068(A)	776	770
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	731	701
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	878	816
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	533	508
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	63	59
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	305	277
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	319	45
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,057	145
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	481	70
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	416	61
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,602	217
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	495	69
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	338	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	$6,996	$916
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,436	379
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	300	46
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	821	130
GNMA CMO, Ser 2020-H09, Cl NF
4.393%, ICE LIBOR USD 1 Month + 1.250%, 04/20/2070(A)	248	248
GNMA CMO, Ser 2020-H09, Cl FL
2.886%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	896	875
GNMA CMO, Ser 2020-H12, Cl F
3.643%, ICE LIBOR USD 1 Month + 0.500%, 07/20/2070(A)	102	98
GNMA CMO, Ser 2020-H13, Cl FA
2.976%, ICE LIBOR USD 1 Month + 0.450%, 07/20/2070(A)	593	565
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	530	60
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	2,964	2,462
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(A)	871	873
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,221	1,241
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,222	1,208
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,425	1,405
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	1,044	180
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	634	635
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,407	328
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,701	4,863
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,700	1,437
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,888	3,472
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	1,742	1,509
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	12,518	10,710
GNMA TBA
6.000%, 03/01/2037	2,400	2,444
5.500%, 02/20/2039	8,500	8,587
5.000%, 02/01/2040	9,000	9,008

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.500%, 12/15/2039 to 01/15/2053	$27,335	$26,772
4.000%, 12/01/2039 to 02/15/2045	27,398	26,164
3.500%, 01/15/2041 to 12/15/2041	8,990	8,348
3.000%, 01/15/2043 to 12/15/2052	8,556	7,730
2.500%, 12/15/2052 to 01/15/2053	53,800	47,293
2.000%, 12/15/2052	3,419	2,909
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	1,491	1,205
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	1,193	933
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(A)	1,100	844
GNMA, Ser 2012-112, IO
0.128%, 02/16/2053(A)	2,508	9
GNMA, Ser 2012-142, IO
0.197%, 04/16/2054(A)	5,711	18
GNMA, Ser 2012-27, IO
0.291%, 04/16/2053(A)	3,117	11
GNMA, Ser 2013-107, Cl AD
2.847%, 11/16/2047(A)	351	320
GNMA, Ser 2013-163, IO
1.018%, 02/16/2046(A)	1,576	27
GNMA, Ser 2014-186, IO
0.375%, 08/16/2054(A)	1,862	20
GNMA, Ser 2014-47, Cl IA, IO
0.146%, 02/16/2048(A)	402	3
GNMA, Ser 2014-50, IO
0.629%, 09/16/2055(A)	1,727	45
GNMA, Ser 2016-128, IO
0.737%, 09/16/2056(A)	3,625	128
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	589	519
GNMA, Ser 2017-145, IO
0.528%, 04/16/2057(A)	1,691	54
GNMA, Ser 2017-157, IO
0.503%, 12/16/2059(A)	937	31
GNMA, Ser 2017-190, IO
0.539%, 03/16/2060(A)	2,483	87
GNMA, Ser 2017-8, IO
0.436%, 08/16/2058(A)	1,307	35
GNMA, Ser 2020-109, Cl AI, IO
0.840%, 05/16/2060(A)	2,251	137
GNMA, Ser 2020-184, IO
0.913%, 11/16/2060(A)	2,870	190
GNMA, Ser 2020-41, IO
0.606%, 07/16/2058(A)	526	15
GNMA, Ser 2021-37, IO
0.805%, 01/16/2061(A)	2,902	170
GNMA, Ser 2021-60, IO
0.826%, 05/16/2063(A)	2,300	147
GNMA, Ser 2021-68, IO
0.864%, 10/16/2062(A)	2,754	181

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	$2,219	$1,746
GNMA, Ser 3, IO
0.640%, 02/16/2061(A)	1,576	88
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	400	244
GNMA, Ser 4, Cl Z
1.900%, 03/16/2064	203	109
GNMA, Ser 59, IO
0.571%, 02/16/2062(A)	3,460	185
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	1,313	866
UMBS TBA
3.000%, 12/12/2042	80,151	70,929
2.500%, 12/01/2042	19,621	16,784

		2,498,670
Non-Agency Mortgage-Backed Obligations — 6.8%
3650R Commercial Mortgage Trust, Ser 2021-PF1, Cl A5
2.522%, 11/15/2054	1,140	921
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
5.025%, ICE LIBOR USD 1 Month + 1.150%, 04/15/2034(A)(D)	1,900	1,780
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
4.146%, ICE LIBOR USD 1 Month + 0.560%, 06/25/2045(A)	518	506
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(D)	461	411
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(D)	200	177
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(A)(D)	1,234	978
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(A)(D)	803	625
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(A)(D)	9,605	8,495
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	3,537	3,204
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(A)(D)	1,205	900
AREIT Trust, Ser 2022-CRE6, Cl A
4.642%, SOFR30A + 1.250%, 01/16/2037(A)(D)	1,949	1,865

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
AREIT Trust, Ser 2022-CRE7, Cl A
6.117%, TSFR1M + 2.242%, 06/17/2039(A)(D)	$3,760	$3,695
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(A)(D)	2,640	2,389
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.540%, 11/25/2021(A)	6	4
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.358%, 04/25/2037(A)	43	37
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	35	34
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
2.961%, 04/20/2035(A)	688	581
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,034
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,082
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	340
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	143
BANK, Ser 2022-BNK40, Cl A4
3.507%, 03/15/2064(A)	1,240	1,091
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(A)	1,705	1,634
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	4,430	4,213
BANK, Ser BNK44, Cl A5
5.746%, 10/15/2032(A)	1,809	1,906
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	1,893	1,705
Bayview MSR Opportunity Master Fund Trust, Ser 2021-1, Cl A1
3.000%, 12/25/2051(A)(D)	–	–
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	524	505
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,133
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(A)	3,058	3,203
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	1,366	1,283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.104%, 05/25/2034(A)	$11	$10
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(A)(D)	2	–
Benchmark Mortgage Trust, Ser 2021-B31, Cl A5
2.669%, 12/15/2054	2,210	1,828
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,915	1,700
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.594%, 05/15/2055(A)	1,988	1,905
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.594%, 05/15/2055(A)	1,295	1,173
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,406	1,307
BPR Trust, Ser 2021-TY, Cl A
4.925%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(D)	1,000	941
BPR Trust, Ser 2022-OANA, Cl A
5.692%, TSFR1M + 1.898%, 04/15/2037(A)(D)	1,855	1,805
BPR Trust, Ser 2022-STAR, Cl A
7.026%, TSFR1M + 3.232%, 08/15/2024(A)(D)	4,600	4,523
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(A)(D)	877	793
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	889	819
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	428	412
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	3,025	2,676
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
4.829%, TSFR1M + 1.034%, 10/15/2036(A)(D)	8,062	7,920
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
4.546%, ICE LIBOR USD 1 Month + 0.670%, 06/15/2038(A)(D)	1,300	1,245
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.575%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(D)	7,071	6,767

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
4.564%, ICE LIBOR USD 1 Month + 0.689%, 10/15/2038(A)(D)	$7,029	$6,704
BX Trust, Ser 2019-MMP, Cl A
4.875%, ICE LIBOR USD 1 Month + 1.000%, 08/15/2036(A)(D)	1,438	1,404
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,639
BX Trust, Ser 2021-ARIA, Cl A
4.774%, ICE LIBOR USD 1 Month + 0.899%, 10/15/2036(A)(D)	5,110	4,796
BX Trust, Ser 2022-PSB, Cl A
6.245%, TSFR1M + 2.451%, 08/15/2039(A)(D)	1,998	1,981
BX Trust, Ser GPA, Cl A
5.959%, TSFR1M + 2.165%, 10/15/2039(A)(D)	2,575	2,564
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2039(D)	1,905	1,653
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(A)(D)	256	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,151
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	635	607
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
3.090%, 02/25/2037(A)	11	10
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
3.646%, 02/25/2037(A)	16	14
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
3.214%, 06/25/2035(A)	19	18
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
4.824%, ICE LIBOR USD 1 Month + 0.780%, 10/25/2034(A)	685	632
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(A)(D)	136	127
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(A)(D)	18,190	14,691
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(A)(D)	2,383	2,092
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(A)(D)	1,418	1,329
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	$880	$833
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	332
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,558
Citigroup Commercial Mortgage Trust, Ser 2022-GC48, Cl A5
4.580%, 05/15/2054(A)	1,489	1,437
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
4.240%, 09/25/2033(A)	19	19
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
3.911%, 08/25/2034(A)	9	8
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
4.130%, 09/25/2033(A)(D)	26	26
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051(A)(D)	3,671	2,965
Citigroup Mortgage Loan Trust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051(A)(D)	–	–
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(D)	1,617	1,312
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(D)	1,763	1,433
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,784	1,572
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl CPZ
5.071%, 08/15/2045(A)(D)	150	144
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	137	135
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046(A)	37	37
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR11, Cl A4
4.258%, 08/10/2050	5,928	5,854
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(A)	190	178

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	$220	$212
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.216%, 10/10/2046(A)	90	61
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR13, Cl A4
4.194%, 11/10/2046(A)	808	790
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	1,693	1,687
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046(A)	1,177	1,167
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046(A)(D)	1,150	1,123
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	1,805	1,802
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.735%, 02/10/2047(A)	610	585
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.229%, 03/10/2047(A)	9,148	78
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	510	488
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,473
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.616%, 10/10/2048(A)	1,755	1,594
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	6,900	6,550
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.226%, 02/10/2048(A)	14,684	252
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	804	760
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,659
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	2,230	2,051

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	$3,290	$2,586
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,715
Commercial Mortgage Pass-Through Certificates, Ser LC19, Cl A3
2.922%, 02/10/2048	3,795	3,630
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
5.071%, SOFR30A + 1.550%, 10/25/2041(A)(D)	1,030	989
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	349	308
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031(B)	5	4
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	62	59
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
3.915%, 08/25/2034(A)	77	68
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	78	50
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
4.855%, ICE LIBOR USD 1 Month + 0.980%, 05/15/2036(A)(D)	7,100	7,008
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl C
5.305%, ICE LIBOR USD 1 Month + 1.430%, 05/15/2036(A)(D)	4,155	4,040
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	878	833
CSAIL Commercial Mortgage Trust, Ser 2021-C20, Cl A3
2.805%, 03/15/2054	573	481
CSAIL Commercial Mortgage Trust, Ser C16, Cl A2
3.067%, 06/15/2052	896	785
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	4,030
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	27	27
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	3,530	3,188

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037(D)	$3,900	$3,357
CSMC Trust, Ser 2015-5R, Cl 1A1
2.292%, 09/27/2046(A)(D)	21	21
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049(A)	1,425	1,337
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(A)(D)	3,651	3,468
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(D)	2,885	2,518
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(A)(D)	3,265	3,029
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(C)(D)	735	675
CSMC Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059(C)(D)	1,748	1,652
CSMC Trust, Ser 2020-FACT, Cl A
5.225%, ICE LIBOR USD 1 Month + 1.350%, 10/15/2037(A)(D)	4,280	4,110
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(A)(D)	1,566	1,236
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(A)(D)	2,192	1,657
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(A)(D)	1,297	1,059
CSMC Trust, Ser 2021-NQM8, Cl A1
1.841%, 10/25/2066(A)(D)	2,824	2,281
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060(A)(D)	802	666
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(A)(D)	5,067	4,315
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(A)(D)	1,467	1,281
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(A)(D)	5,800	5,534
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(A)(D)	3,437	2,781
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034(A)(D)	1,020	957
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	2,450	2,352
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(A)	1,780	1,595
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,608
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(A)(D)	2,778	2,413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
4.739%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2044(A)	$244	$222
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(D)	2,106	1,637
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(A)(D)	923	763
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
4.630%, ICE LIBOR USD 1 Month + 0.755%, 10/15/2038(A)(D)	1,931	1,845
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
4.975%, ICE LIBOR USD 1 Month + 1.100%, 10/15/2038(A)(D)	1,560	1,478
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(D)	549	480
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.047%, SOFR30A + 1.500%, 10/25/2041(A)(D)	2,300	2,151
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
4.521%, SOFR30A + 1.000%, 01/25/2042(A)(D)	3,554	3,436
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.821%, SOFR30A + 1.300%, 02/25/2042(A)(D)	2,186	2,145
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
5.747%, SOFR30A + 2.200%, 05/25/2042(A)(D)	491	487
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
3.767%, 09/25/2034(A)	25	22
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(A)(D)	125	123
Flagstar Mortgage Trust, Ser 2021-13IN, Cl A2
3.000%, 12/30/2051(A)(D)	4,457	3,738
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049(A)(D)	514	468
GCAT Trust, Ser 2022-INV1, Cl A1
3.000%, 12/25/2051(A)(D)	2,615	2,193
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
5.189%, ICE LIBOR USD 1 Month + 1.250%, 07/16/2035(A)(D)	1,325	1,294

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities II, Ser 2018-SRP5, Cl B
6.875%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(A)(D)	$3,450	$2,456
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
5.675%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(D)	3,450	2,877
GS Mortgage Securities II, Ser 2021-ARDN, Cl B
5.525%, ICE LIBOR USD 1 Month + 1.650%, 11/15/2036(A)(D)	3,062	2,903
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	993	980
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046(A)	390	379
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	4,610	4,416
GS Mortgage Securities Trust, Ser 2020-GC47, Cl A5
2.377%, 05/12/2053	834	688
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,031
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
5.026%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2026(A)(D)	1,000	939
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	2,005	1,956
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	881	841
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	3,076	2,953
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(A)(D)	1,111	880
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(A)(D)	2,224	1,975
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(A)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.534%, 09/25/2035(A)(D)	149	2

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	$27	$27
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	4	5
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
4.839%, ICE LIBOR USD 1 Month + 0.900%, 06/20/2035(A)	1,014	895
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	1,900	1,643
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(A)(D)	1,995	1,695
Impac CMB Trust, Ser 2005-4, Cl 2A1
4.616%, ICE LIBOR USD 1 Month + 0.300%, 05/25/2035(A)	79	66
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	1,334	1,293
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.904%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(A)	9	8
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
4.844%, ICE LIBOR USD 1 Month + 0.800%, 11/25/2034(A)	15	13
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl A5
3.664%, 07/15/2045	1,647	1,628
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/2045	1,840	1,803
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	505	495
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.046%, 01/15/2047(A)	230	223
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,730	2,614
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.699%, 09/15/2047(A)	750	671
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	579	558

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	$2,827	$2,679
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,344
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(A)	1,740	1,483
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-C16, Cl A4
4.166%, 12/15/2046	2,143	2,108
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.445%, 06/12/2043(A)	772	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,275
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	448
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031(A)(D)	2,415	2,402
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	1,751
JPMorgan Chase Commercial Mortgage Securities Trust, Ser ACB, Cl A
4.618%, SOFR30A + 1.400%, 03/15/2039(A)(D)	1,550	1,496
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
3.085%, 06/25/2034(A)	186	169
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
3.535%, 02/25/2035(A)	44	41
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
4.155%, 04/25/2035(A)	7	7
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
3.650%, 08/25/2034(A)	65	63
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
4.189%, 11/25/2033(A)	50	47
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.196%, 10/26/2048(A)(D)	3,208	2,994
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(A)(D)	379	332

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(A)(D)	$297	$260
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(D)	368	323
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.384%, 03/25/2050(A)(D)	940	803
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(A)(D)	376	320
JPMorgan Mortgage Trust, Ser 2021-1, Cl A3
2.500%, 06/25/2051(A)(D)	9,264	7,492
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(A)(D)	8,929	7,223
JPMorgan Mortgage Trust, Ser 2021-11, Cl A3
2.500%, 01/25/2052(A)(D)	1,920	1,550
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(A)(D)	11,320	9,143
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051(A)(D)	3,811	3,078
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(A)(D)	10,283	8,305
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(A)(D)	4,755	3,969
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	2,300	1,977
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
3.874%, 11/21/2034(A)	725	660
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	160	151
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	164	96
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,107	712
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
4.394%, ICE LIBOR USD 1 Month + 0.350%, 05/25/2035(A)(D)	196	104

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(B)(D)	$6	$3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
4.220%, 10/25/2032(A)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
4.321%, 10/25/2032(A)	21	19
Med Trust, Ser 2021-MDLN, Cl A
4.826%, ICE LIBOR USD 1 Month + 0.950%, 11/15/2038(A)(D)	3,109	2,969
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
3.650%, 07/25/2033(A)	26	24
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
3.013%, 12/25/2034(A)	52	48
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
3.108%, 02/25/2034(A)	20	18
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
3.516%, 08/25/2034(A)	30	28
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
4.286%, ICE LIBOR USD 6 Month + 0.720%, 09/25/2029(A)	36	34
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.848%, 02/25/2036(A)	15	14
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(D)	731	586
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(A)(D)	1,087	929
MFA Trust, Ser 2022-NQM2, Cl A1
4.000%, 05/25/2067(C)(D)	1,929	1,777
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(D)	1,865	1,748
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(D)	1,542	1,418
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040(D)	1,655	1,314
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.093%, 11/15/2049(A)	13,534	387
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
5.523%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(D)	2,657	2,532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	$1,356	$1,078
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,485
Morgan Stanley Capital I Trust, Ser L2, Cl A3
3.806%, 03/15/2052	1,222	1,122
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.921%, 04/15/2055(A)	1,210	1,028
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.646%, 04/25/2034(A)	67	64
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(A)(D)	10,033	8,104
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
4.108%, ICE LIBOR USD 1 Month + 0.340%, 04/16/2036(A)(D)	2,608	2,409
Mortgage Repurchase Agreement Financing Trust II, Ser 2022-S1, Cl A1
5.193%, SOFR30A + 2.000%, 03/30/2025(A)(D)	2,480	2,467
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	147	118
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(D)	3,115	2,828
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(A)(D)	1,109	1,019
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(A)(D)	1,921	1,787
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(A)(D)	1,597	1,443
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(D)	1,502	1,341
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(A)(D)	2,097	1,919
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(D)	284	257
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059(A)(D)	592	547
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(D)	814	675

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	$1,241	$1,202
New York Mortgage Trust, Ser 2006-1, Cl 2A2
3.057%, 05/25/2036(A)	46	39
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
4.794%, ICE LIBOR USD 1 Month + 0.750%, 05/25/2055(A)(D)	4,623	4,524
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(A)(D)	52	48
OBX Trust, Ser 2020-EXP3, Cl 2A1A
4.944%, ICE LIBOR USD 1 Month + 0.900%, 01/25/2060(A)(D)	101	101
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(D)	805	620
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(A)(D)	1,140	855
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(A)(D)	6,613	5,542
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,046
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(D)	991	790
OPG Trust, Ser PORT, Cl A
4.359%, ICE LIBOR USD 1 Month + 0.484%, 10/15/2036(A)(D)	2,837	2,692
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	20	19
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(B)	4	3
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(A)(D)	1,256	1,000
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(A)(D)	930	767
RALI Trust, Ser 2005-QO2, Cl A1
3.049%, 12 Month Treas Avg + 1.360%, 09/25/2045(A)	202	174
RALI Trust, Ser 2005-QO5, Cl A1
2.689%, 12 Month Treas Avg + 1.000%, 01/25/2046(A)	294	235
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	22	19
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(A)(D)	5,330	4,305
Rate Mortgage Trust, Ser 2021-J1, Cl A1
2.500%, 07/25/2051(A)(D)	1,079	871
Rate Mortgage Trust, Ser 2021-J1, Cl A7
2.500%, 07/25/2051(A)(D)	893	764

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(A)(D)	$12,124	$10,410
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(A)(D)	2,342	1,964
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(A)(D)	670	643
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.440%, 12/25/2034(A)	188	156
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(A)(D)	666	652
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(A)(D)	1,301	1,051
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(A)(D)	1,600	1,292
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
3.068%, ICE LIBOR USD 6 Month + 0.320%, 01/20/2035(A)	93	84
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.987%, 10/25/2048(A)(D)	2,320	2,188
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(A)(D)	115	80
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(A)(D)	3,901	3,473
SMRT, Ser 2022-MINI, Cl A
4.795%, TSFR1M + 1.000%, 01/15/2039(A)(D)	7,460	7,156
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(D)	632	581
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(D)	105	100
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(D)	489	462
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(A)(D)	442	407
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(A)(D)	1,683	1,343
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
4.364%, ICE LIBOR USD 1 Month + 0.320%, 10/25/2035(A)	720	650

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
4.599%, ICE LIBOR USD 1 Month + 0.660%, 10/19/2034(A)	$40	$37
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
4.419%, ICE LIBOR USD 1 Month + 0.480%, 04/19/2035(A)	900	805
Structured Asset Securities, Ser 2003-31A, Cl 2A7
3.983%, 10/25/2033(A)	963	917
Structured Asset Securities, Ser 2003-37A, Cl 2A
3.720%, 12/25/2033(A)	30	27
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
4.684%, ICE LIBOR USD 1 Month + 0.640%, 09/25/2043(A)	91	84
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.441%, 06/25/2057(A)(D)	1,860	1,455
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(D)	539	514
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(A)(D)	1,387	1,277
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(A)(D)	1,646	1,535
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(A)(D)	1,316	1,170
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	3,519	3,286
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(A)	1,750	1,560
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	734
UBS Commercial Mortgage Trust, Ser C7, Cl A3
3.418%, 12/15/2050	845	788
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(C)(D)	478	453
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059(A)(D)	253	243
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(D)	656	616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(A)(D)	$361	$346
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(C)(D)	218	198
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(D)	809	655
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(D)	1,576	1,302
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(A)(D)	1,175	947
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(D)	1,459	1,119
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(A)(D)	5,134	4,096
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(A)(D)	2,220	1,858
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(A)(D)	1,590	1,333
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(D)	686	596
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(D)	742	640
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	491	439
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	1,210	1,090
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
4.238%, 10/25/2033(A)	39	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
3.454%, 06/25/2033(A)	33	30
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
3.804%, 08/25/2033(A)	37	34
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
4.130%, 09/25/2033(A)	77	70
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
6.343%, 06/25/2033(A)	7	6
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	119	114
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
3.104%, 06/25/2034(A)	25	23
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
3.469%, 06/25/2034(A)	2,142	1,988

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
3.495%, 07/25/2034(A)	$2,680	$2,477
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.564%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(A)	5,726	5,071
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
4.584%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2045(A)	3,253	2,975
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
2.759%, 12 Month Treas Avg + 1.070%, 01/25/2046(A)	1,046	757
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
3.332%, 11/25/2036(A)	65	56
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
2.872%, 12 Month Treas Avg + 1.500%, 12/25/2046(A)	138	127
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
2.182%, 12 Month Treas Avg + 0.810%, 12/25/2046(A)	93	77
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	130	22
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(B)	3	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(B)	18	16
Wells Fargo Commercial Mortgage Trust, Ser C62, Cl A4
4.000%, 04/15/2055(A)	1,695	1,534
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
4.076%, 08/25/2035(A)	17	15
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.456%, 03/15/2048(A)	490	484
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.182%, 03/15/2048(A)(D)	1,682	–
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046(A)	150	148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	$120	$118
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047(A)	210	200
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.122%, 03/15/2047(A)	3,036	26
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(A)	2,180	2,034
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.163%, 08/15/2047(A)	10,276	139
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(A)	970	921
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.700%, 10/15/2057(A)	4,070	31
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	1,330	1,264

		532,410
Total Mortgage-Backed Securities
(Cost $3,202,629) ($ Thousands)		3,031,080

CORPORATE OBLIGATIONS — 30.1%
Communication Services — 3.1%
Alphabet
2.050%, 08/15/2050	240	151
1.900%, 08/15/2040	390	268
1.100%, 08/15/2030	400	318
0.450%, 08/15/2025	180	163
AT&T
5.550%, 08/15/2041	240	236
5.350%, 09/01/2040	230	219
5.250%, 03/01/2037	3,910	3,816
4.850%, 03/01/2039	414	379
4.750%, 05/15/2046	1,335	1,161
4.500%, 05/15/2035	2,740	2,511
4.500%, 03/09/2048	195	163
4.350%, 03/01/2029	550	528
4.350%, 06/15/2045	1,082	895
3.800%, 12/01/2057	6,720	4,879
3.650%, 09/15/2059	993	690
3.550%, 09/15/2055	423	297
3.500%, 06/01/2041	783	598

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 09/15/2053	$3,576	$2,525
3.300%, 02/01/2052	210	146
2.550%, 12/01/2033	5,213	4,095
2.300%, 06/01/2027	1,200	1,080
2.250%, 02/01/2032	3,070	2,433
1.700%, 03/25/2026	6,150	5,543
1.650%, 02/01/2028	4,440	3,812
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	104
6.384%, 10/23/2035	170	167
5.750%, 04/01/2048	2,710	2,331
5.500%, 04/01/2063	580	465
5.375%, 04/01/2038	1,480	1,266
5.375%, 05/01/2047	350	290
5.250%, 04/01/2053	1,485	1,193
5.125%, 07/01/2049	310	245
5.050%, 03/30/2029	2,530	2,407
4.908%, 07/23/2025	970	955
4.800%, 03/01/2050	3,210	2,408
4.400%, 04/01/2033	2,040	1,788
4.200%, 03/15/2028	980	912
3.750%, 02/15/2028	681	621
3.500%, 06/01/2041	422	285
3.500%, 03/01/2042	2,370	1,606
2.300%, 02/01/2032	2,000	1,500
Comcast
7.050%, 03/15/2033	50	58
5.500%, 11/15/2032	3,219	3,374
5.350%, 11/15/2027	1,609	1,658
4.950%, 10/15/2058	120	111
4.400%, 08/15/2035	3,525	3,330
4.250%, 10/15/2030	1,320	1,272
4.250%, 01/15/2033	360	342
4.200%, 08/15/2034	570	536
4.150%, 10/15/2028	3,480	3,377
4.049%, 11/01/2052	4,333	3,525
4.000%, 03/01/2048	110	90
3.999%, 11/01/2049	120	98
3.969%, 11/01/2047	2,490	2,020
3.950%, 10/15/2025	1,110	1,091
3.750%, 04/01/2040	380	318
3.450%, 02/01/2050	280	208
3.400%, 04/01/2030	1,180	1,078
3.400%, 07/15/2046	60	45
3.300%, 04/01/2027	310	294
3.250%, 11/01/2039	250	198
3.150%, 03/01/2026	800	765
2.987%, 11/01/2063	916	580
2.937%, 11/01/2056	844	547
2.887%, 11/01/2051	690	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 01/15/2051	$470	$306
1.500%, 02/15/2031	6,081	4,801
Cox Communications
4.800%, 02/01/2035 (D)	1,665	1,500
2.600%, 06/15/2031 (D)	1,660	1,330
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,076
Discovery Communications LLC
4.000%, 09/15/2055	856	549
Fox
5.476%, 01/25/2039	270	249
4.709%, 01/25/2029	210	203
3.500%, 04/08/2030	560	492
Level 3 Financing
3.875%, 11/15/2029 (D)	6,120	4,756
3.400%, 03/01/2027 (D)	895	764
Magallanes
4.279%, 03/15/2032 (D)	5,085	4,317
4.054%, 03/15/2029 (D)	2,230	1,953
3.755%, 03/15/2027 (D)	370	337
Netflix
5.875%, 11/15/2028	1,397	1,411
5.375%, 11/15/2029 (D)	860	844
NTT Finance
1.162%, 04/03/2026 (D)	4,810	4,272
Paramount Global
6.875%, 04/30/2036	1,175	1,166
5.900%, 10/15/2040	840	753
4.750%, 05/15/2025	1,164	1,153
Rogers Communications
4.550%, 03/15/2052 (D)	907	738
4.100%, 10/01/2023	133	132
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	1,561
Sprint Capital
8.750%, 03/15/2032	200	239
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	10,500	10,336
4.738%, 03/20/2025 (D)	3,556	3,511
Take-Two Interactive Software
4.000%, 04/14/2032	1,625	1,447
Telefonica Emisiones
4.103%, 03/08/2027	150	143
Tencent Holdings MTN
3.840%, 04/22/2051 (D)	2,320	1,609
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,548
Time Warner Cable LLC
7.300%, 07/01/2038	100	102
6.750%, 06/15/2039	170	165
6.550%, 05/01/2037	280	268

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 11/15/2040	$3,755	$3,328
5.500%, 09/01/2041	4,882	4,156
T-Mobile USA
4.500%, 04/15/2050	1,610	1,360
4.375%, 04/15/2040	555	483
3.875%, 04/15/2030	6,735	6,186
3.750%, 04/15/2027	4,608	4,365
3.500%, 04/15/2025	720	697
3.500%, 04/15/2031	221	192
3.400%, 10/15/2052	3,585	2,505
3.375%, 04/15/2029	3,879	3,427
3.300%, 02/15/2051	210	146
3.000%, 02/15/2041	480	349
2.875%, 02/15/2031	333	278
2.700%, 03/15/2032	2,680	2,199
2.550%, 02/15/2031	6,070	5,033
2.250%, 02/15/2026	3,315	3,035
2.250%, 11/15/2031	790	629
Verizon Communications
5.500%, 03/16/2047	100	99
5.250%, 03/16/2037	1,100	1,094
4.862%, 08/21/2046	270	246
4.500%, 08/10/2033	700	663
4.400%, 11/01/2034	5,360	4,948
4.329%, 09/21/2028	3,074	2,988
4.125%, 03/16/2027	330	324
4.125%, 08/15/2046	430	351
4.016%, 12/03/2029	1,337	1,261
4.000%, 03/22/2050	1,330	1,070
3.850%, 11/01/2042	1,750	1,414
3.700%, 03/22/2061	900	646
3.550%, 03/22/2051	2,918	2,159
3.400%, 03/22/2041	240	184
3.150%, 03/22/2030	580	515
3.000%, 03/22/2027	220	206
2.875%, 11/20/2050	1,110	715
2.650%, 11/20/2040	2,596	1,797
2.625%, 08/15/2026	940	875
2.550%, 03/21/2031	4,471	3,727
2.355%, 03/15/2032	3,108	2,495
2.100%, 03/22/2028	700	612
1.750%, 01/20/2031	1,640	1,285
Vodafone Group PLC
5.250%, 05/30/2048	2,370	2,128
5.000%, 05/30/2038	366	339
4.875%, 06/19/2049	3,011	2,567
4.375%, 05/30/2028	1,010	1,000
4.250%, 09/17/2050	290	229
Walt Disney
8.875%, 04/26/2023	150	152
6.650%, 11/15/2037	260	298
6.200%, 12/15/2034	265	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/23/2040	$2,385	$2,270
3.500%, 05/13/2040	1,460	1,201
Warnermedia Holdings
5.391%, 03/15/2062 (D)	1,827	1,414
5.141%, 03/15/2052 (D)	18,968	14,698
5.050%, 03/15/2042 (D)	7,393	5,918

		237,401

Consumer Discretionary — 1.1%
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	2,200	2,029
Amazon.com
4.950%, 12/05/2044	600	608
4.800%, 12/05/2034	187	190
4.700%, 12/01/2032	2,005	2,005
4.250%, 08/22/2057	160	143
4.050%, 08/22/2047	570	500
3.875%, 08/22/2037	6,300	5,675
3.600%, 04/13/2032	2,260	2,106
3.450%, 04/13/2029	550	519
3.300%, 04/13/2027	260	249
3.150%, 08/22/2027	160	152
3.100%, 05/12/2051	2,210	1,612
2.875%, 05/12/2041	513	392
2.500%, 06/03/2050	880	575
2.100%, 05/12/2031	480	401
1.500%, 06/03/2030	540	439
1.200%, 06/03/2027	1,090	951
0.800%, 06/03/2025	880	808
BMW US Capital LLC
3.800%, 04/06/2023 (D)	1,060	1,056
Comcast
4.000%, 08/15/2047	170	139
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	990	954
Ford Motor
4.750%, 01/15/2043	157	116
Ford Motor Credit LLC
3.096%, 05/04/2023	200	197
2.900%, 02/10/2029	1,317	1,086
2.700%, 08/10/2026	2,587	2,257
General Motors
6.600%, 04/01/2036	70	71
6.250%, 10/02/2043	940	906
5.600%, 10/15/2032	394	379
5.400%, 10/15/2029	1,919	1,852
5.150%, 04/01/2038	150	132
General Motors Financial
5.000%, 04/09/2027	925	904
4.350%, 01/17/2027	180	172
3.100%, 01/12/2032	1,068	857

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Home Depot
4.950%, 09/15/2052	$1,601	$1,584
4.500%, 09/15/2032	1,537	1,526
3.900%, 12/06/2028	80	78
3.900%, 06/15/2047	100	84
3.625%, 04/15/2052	728	577
3.350%, 04/15/2050	800	607
3.300%, 04/15/2040	842	682
3.125%, 12/15/2049	1,418	1,038
2.700%, 04/15/2030	480	425
2.500%, 04/15/2027	430	399
2.375%, 03/15/2051	1,170	729
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,357
Hyundai Capital America MTN
2.000%, 06/15/2028 (D)	728	589
1.300%, 01/08/2026 (D)	1,544	1,342
0.800%, 01/08/2024 (D)	644	611
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,414
2.900%, 06/25/2025	140	129
Lowe's
5.625%, 04/15/2053	3,907	3,909
5.000%, 04/15/2040	1,690	1,592
4.500%, 04/15/2030	320	311
4.250%, 04/01/2052	1,536	1,254
2.500%, 04/15/2026	260	244
1.700%, 09/15/2028	900	766
Marriott International /Maryland
4.625%, 06/15/2030	1,201	1,128
McDonald's
5.150%, 09/09/2052	769	759
McDonald's MTN
4.875%, 12/09/2045	670	630
4.200%, 04/01/2050	3,010	2,572
3.800%, 04/01/2028	250	241
3.700%, 01/30/2026	1,065	1,044
3.625%, 09/01/2049	1,548	1,200
3.600%, 07/01/2030	460	430
3.500%, 03/01/2027	180	173
3.500%, 07/01/2027	510	488
3.300%, 07/01/2025	480	467
2.125%, 03/01/2030	420	356
1.450%, 09/01/2025	850	785
Mercedes-Benz Finance North America LLC
0.750%, 03/01/2024 (D)	3,010	2,849
Newell Brands
4.450%, 04/01/2026	560	528
NIKE
3.375%, 03/27/2050	20	16
3.250%, 03/27/2040	330	271
2.850%, 03/27/2030	650	584

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 03/27/2027	$640	$601
2.400%, 03/27/2025	400	383
Sands China
5.625%, 08/08/2025	810	784
Starbucks
3.500%, 11/15/2050	1,780	1,334
3.350%, 03/12/2050	250	182
Target
2.250%, 04/15/2025	710	675
Toyota Motor Credit
5.450%, 11/10/2027	2,161	2,222
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (D)	2,520	2,256
0.875%, 11/22/2023 (D)	2,420	2,316

		77,953

Consumer Staples — 2.2%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	585	458
Aetna
3.875%, 08/15/2047	360	279
2.800%, 06/15/2023	2,565	2,534
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,359
Altria Group
5.950%, 02/14/2049	380	337
5.800%, 02/14/2039	1,065	987
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	199
3.400%, 02/04/2041	970	660
2.450%, 02/04/2032	2,750	2,085
2.350%, 05/06/2025	180	169
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	6,347	5,937
4.700%, 02/01/2036	2,069	1,985
3.650%, 02/01/2026	1,978	1,919
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,830	1,873
5.450%, 01/23/2039	1,150	1,176
4.750%, 01/23/2029	1,890	1,889
4.600%, 04/15/2048	2,765	2,512
4.500%, 06/01/2050	1,860	1,682
4.375%, 04/15/2038	2,231	2,043
4.350%, 06/01/2040	970	876
4.000%, 04/13/2028	310	300
3.750%, 07/15/2042	666	553
3.500%, 06/01/2030	300	277
Bacardi
4.450%, 05/15/2025 (D)	3,780	3,670
BAT Capital
5.650%, 03/16/2052	3,525	2,946

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.540%, 08/15/2047	$4,705	$3,414
4.390%, 08/15/2037	680	536
3.984%, 09/25/2050	1,035	700
3.557%, 08/15/2027	6,795	6,198
2.726%, 03/25/2031	1,495	1,177
2.259%, 03/25/2028	795	666
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	4,673	4,436
4.250%, 12/15/2025 (D)	1,490	1,445
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,426
Bunge Finance
1.630%, 08/17/2025	840	765
Cargill
1.375%, 07/23/2023 (D)	690	674
Coca-Cola
3.375%, 03/25/2027	330	319
2.600%, 06/01/2050	200	137
2.500%, 06/01/2040	310	230
1.450%, 06/01/2027	630	560
CommonSpirit Health
3.347%, 10/01/2029	1,025	892
2.782%, 10/01/2030	1,930	1,557
Constellation Brands
4.400%, 11/15/2025	775	766
4.350%, 05/09/2027	600	586
3.600%, 05/09/2024	420	412
2.250%, 08/01/2031	130	104
Costco Wholesale
1.750%, 04/20/2032	560	451
1.375%, 06/20/2027	1,220	1,080
CSL Finance PLC
4.050%, 04/27/2029 (D)	738	703
CVS Pass-Through Trust
6.036%, 12/10/2028 (E)	1,155	1,160
5.926%, 01/10/2034 (D)	133	131
5.880%, 01/10/2028	71	71
5.789%, 01/10/2026 (D)	453	450
Danone
2.947%, 11/02/2026 (D)	450	419
2.589%, 11/02/2023 (D)	1,580	1,543
Diageo Capital
5.500%, 01/24/2033	4,675	4,935
5.300%, 10/24/2027	2,003	2,063
DP World MTN
5.625%, 09/25/2048 (D)	2,790	2,521
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,082
GE Healthcare Holding LLC
5.650%, 11/15/2027 (D)	2,004	2,044
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052	1,206	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.625%, 03/24/2032	$2,975	$2,626
3.375%, 03/24/2027	2,591	2,419
3.375%, 03/24/2029	1,255	1,137
Hershey
0.900%, 06/01/2025	210	192
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,021
3.500%, 02/11/2023 (D)	1,450	1,442
JBS USA LUX/ JBS USA Food/ JBS USA Finance
6.500%, 12/01/2052 (D)	4,230	4,082
3.750%, 12/01/2031 (D)	670	554
3.000%, 02/02/2029 (D)	2,235	1,875
3.000%, 05/15/2032 (D)	2,765	2,167
Keurig Dr Pepper
4.417%, 05/25/2025	91	91
Kimberly-Clark
3.100%, 03/26/2030	200	180
Kraft Heinz Foods
5.000%, 06/04/2042	1,585	1,485
4.875%, 10/01/2049	3,945	3,552
3.000%, 06/01/2026	583	549
Kroger
4.450%, 02/01/2047	275	235
Mondelez International
1.500%, 05/04/2025	1,070	993
Nestle Holdings
4.700%, 01/15/2053 (D)	819	798
4.125%, 10/01/2027 (D)	1,206	1,184
PepsiCo
2.875%, 10/15/2049	250	186
2.625%, 03/19/2027	80	75
2.250%, 03/19/2025	80	76
1.625%, 05/01/2030	30	25
0.750%, 05/01/2023	820	807
Philip Morris International
5.750%, 11/17/2032	1,299	1,338
5.125%, 11/17/2027	2,593	2,598
5.000%, 11/17/2025	1,729	1,728
2.100%, 05/01/2030	460	372
1.125%, 05/01/2023	410	404
Procter & Gamble
3.100%, 08/15/2023	140	138
3.000%, 03/25/2030	380	349
2.800%, 03/25/2027	130	123
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	3,675	3,558
Reynolds American
8.125%, 05/01/2040	1,060	1,124
7.250%, 06/15/2037	745	766
6.150%, 09/15/2043	480	431
5.850%, 08/15/2045	4,055	3,546

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Roche Holdings
2.076%, 12/13/2031 (D)	$2,784	$2,299
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	1,940	1,903
Smith & Nephew PLC
2.032%, 10/14/2030	1,245	975
Takeda Pharmaceutical
5.000%, 11/26/2028	980	980
4.400%, 11/26/2023	1,509	1,497
2.050%, 03/31/2030	2,118	1,745
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	29
Viterra Finance BV
5.250%, 04/21/2032 (D)	2,460	2,173
3.200%, 04/21/2031 (D)	356	270
Walmart
4.500%, 09/09/2052	1,153	1,122
4.150%, 09/09/2032	2,307	2,280
3.950%, 09/09/2027	1,922	1,910
3.300%, 04/22/2024	175	172
2.375%, 09/24/2029	100	89
1.800%, 09/22/2031	200	165
1.500%, 09/22/2028	290	251

		152,416

Energy — 2.3%
Aker BP
4.000%, 01/15/2031 (D)	924	821
3.750%, 01/15/2030 (D)	242	214
3.100%, 07/15/2031 (D)	2,318	1,910
2.000%, 07/15/2026 (D)	1,991	1,753
Apache
5.100%, 09/01/2040	110	90
4.750%, 04/15/2043	420	317
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	792
Boardwalk Pipelines
3.400%, 02/15/2031	320	271
BP Capital Markets America
3.796%, 09/21/2025	90	89
3.633%, 04/06/2030	480	446
3.119%, 05/04/2026	400	381
3.000%, 02/24/2050	1,890	1,302
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,380
2.902%, 07/15/2031 (D)	1,530	1,306
Canadian Natural Resources
6.450%, 06/30/2033	200	207
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,684
Chevron
3.078%, 05/11/2050	950	708

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.954%, 05/16/2026	$1,100	$1,049
1.995%, 05/11/2027	290	263
1.554%, 05/11/2025	830	776
Chevron USA
3.850%, 01/15/2028	990	962
ConocoPhillips
6.950%, 04/15/2029	995	1,109
4.150%, 11/15/2034	753	666
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	610
4.500%, 04/15/2023	480	478
4.375%, 01/15/2028 (E)	810	745
3.800%, 06/01/2024	770	749
2.268%, 11/15/2026 (D)	3,665	3,169
Coterra Energy
4.375%, 03/15/2029 (D)	1,840	1,753
3.900%, 05/15/2027 (D)	1,740	1,642
Devon Energy
7.875%, 09/30/2031	1,580	1,802
5.850%, 12/15/2025	1,400	1,432
5.600%, 07/15/2041	680	657
5.250%, 10/15/2027	98	98
5.000%, 06/15/2045	1,640	1,466
4.750%, 05/15/2042	567	494
4.500%, 01/15/2030	256	240
Diamondback Energy
6.250%, 03/15/2033	2,855	2,955
3.500%, 12/01/2029	1,350	1,202
3.250%, 12/01/2026	380	356
3.125%, 03/24/2031	320	269
Ecopetrol
5.875%, 05/28/2045	3,400	2,341
5.375%, 06/26/2026	167	156
Energy Transfer
6.250%, 04/15/2049	1,390	1,314
6.125%, 12/15/2045	932	883
5.500%, 06/01/2027	620	619
5.400%, 10/01/2047	2,743	2,365
5.350%, 05/15/2045	1,265	1,088
5.300%, 04/01/2044	60	51
5.300%, 04/15/2047	2,109	1,792
5.250%, 04/15/2029	2,085	2,028
5.150%, 03/15/2045	1,604	1,370
5.000%, 05/15/2050	4,725	3,894
4.950%, 05/15/2028	2,697	2,598
4.950%, 06/15/2028	410	397
4.400%, 03/15/2027	362	346
4.000%, 10/01/2027	1,925	1,806
3.750%, 05/15/2030	2,560	2,269
2.900%, 05/15/2025	740	698
Eni SpA
4.000%, 09/12/2023 (D)	4,400	4,333

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Enterprise Products Operating LLC
7.550%, 04/15/2038	$60	$68
6.125%, 10/15/2039	145	149
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	290	220
5.100%, 02/15/2045	485	443
4.850%, 03/15/2044	60	54
4.800%, 02/01/2049	230	202
4.200%, 01/31/2050	310	247
4.150%, 10/16/2028	1,580	1,506
3.950%, 01/31/2060	300	222
3.700%, 01/31/2051	510	378
3.125%, 07/31/2029	350	311
2.800%, 01/31/2030	1,800	1,556
EOG Resources
4.950%, 04/15/2050	1,730	1,696
4.375%, 04/15/2030	860	844
4.150%, 01/15/2026	270	266
3.900%, 04/01/2035	590	534
EQT
7.000%, 02/01/2030	900	947
Equinor
3.000%, 04/06/2027	1,415	1,326
2.875%, 04/06/2025	3,205	3,082
Exxon Mobil
4.327%, 03/19/2050	2,797	2,521
4.227%, 03/19/2040	260	239
4.114%, 03/01/2046	910	792
3.482%, 03/19/2030	730	687
3.452%, 04/15/2051	2,049	1,587
3.043%, 03/01/2026	1,140	1,092
2.992%, 03/19/2025	3,800	3,680
1.571%, 04/15/2023	70	69
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	673	537
2.625%, 03/31/2036 (D)	1,164	927
2.160%, 03/31/2034 (D)	1,552	1,310
1.750%, 09/30/2027 (D)	3,331	3,077
Halliburton
3.800%, 11/15/2025	28	27
Hess
6.000%, 01/15/2040	2,240	2,247
5.600%, 02/15/2041	1,580	1,523
HF Sinclair
5.875%, 04/01/2026	1,265	1,273
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	376
5.750%, 04/19/2047 (D)	1,390	1,048
5.375%, 04/24/2030 (D)	1,720	1,539
Kinder Morgan
5.550%, 06/01/2045	500	467
5.450%, 08/01/2052	2,381	2,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 03/01/2048	$1,365	$1,206
5.050%, 02/15/2046	260	225
4.300%, 06/01/2025	1,105	1,089
4.300%, 03/01/2028	450	435
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	663
5.400%, 09/01/2044	40	36
5.000%, 03/01/2043	50	44
Lukoil Capital DAC
3.600%, 10/26/2031 (D)	2,270	1,703
MPLX
5.500%, 02/15/2049	580	521
5.200%, 03/01/2047	320	277
5.200%, 12/01/2047	470	404
4.950%, 03/14/2052	2,390	1,988
4.800%, 02/15/2029	120	115
4.700%, 04/15/2048	1,410	1,139
4.500%, 04/15/2038	810	695
4.000%, 03/15/2028	350	328
Occidental Petroleum
7.875%, 09/15/2031	140	153
7.500%, 05/01/2031	240	260
6.950%, 07/01/2024	1,473	1,493
5.550%, 03/15/2026	2,180	2,180
4.625%, 06/15/2045	400	322
4.400%, 04/15/2046	200	158
4.200%, 03/15/2048	390	300
4.100%, 02/15/2047 (E)	1,040	806
3.400%, 04/15/2026	100	93
3.200%, 08/15/2026	1,740	1,592
3.000%, 02/15/2027 (E)	510	462
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,179
Petrobras Global Finance
6.850%, 06/05/2115	1,090	902
6.250%, 03/17/2024	1,930	1,943
Petroleos del Peru
4.750%, 06/19/2032 (D)	4,690	3,686
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,266
6.950%, 01/28/2060	210	134
6.625%, 06/15/2035	2,202	1,554
5.625%, 01/23/2046	1,650	961
2.460%, 12/15/2025	1,096	1,054
2.378%, 04/15/2025	435	420
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	85
6.750%, 09/21/2047	4,865	3,088
Phillips 66
1.300%, 02/15/2026	925	831
Pioneer Natural Resources
2.150%, 01/15/2031	2,681	2,165

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.900%, 08/15/2030	$720	$575
1.125%, 01/15/2026	180	161
Plains All American Pipeline/PAA Finance
3.550%, 12/15/2029	895	780
Reliance Industries
3.625%, 01/12/2052 (D)	2,230	1,513
2.875%, 01/12/2032 (D)	1,280	1,066
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	1,270	1,054
4.950%, 07/15/2029 (D)	2,500	2,248
Ruby Pipeline
8.000%, 04/01/2022 (D)(E)(F)(G)	1,727	1,675
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,680	1,683
5.000%, 03/15/2027	3,145	3,104
4.500%, 05/15/2030	1,910	1,805
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	1,810	1,649
1.250%, 11/24/2023 (D)	840	807
Schlumberger Holdings
4.000%, 12/21/2025 (D)	660	642
3.900%, 05/17/2028 (D)	857	809
Schlumberger Investment
3.650%, 12/01/2023	100	99
Shell International Finance BV
6.375%, 12/15/2038	660	741
4.550%, 08/12/2043	490	450
4.375%, 05/11/2045	990	889
4.125%, 05/11/2035	2,445	2,297
4.000%, 05/10/2046	170	144
3.750%, 09/12/2046	100	81
3.250%, 04/06/2050	930	692
2.750%, 04/06/2030	660	586
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (D)	1,020	1,011
Spectra Energy Partners LP
3.375%, 10/15/2026	140	131
Targa Resources
5.200%, 07/01/2027	1,530	1,510
Targa Resources Partners
5.500%, 03/01/2030	431	412
4.875%, 02/01/2031	1,718	1,565
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,534
2.900%, 03/01/2030 (D)	3,395	2,875
TransCanada PipeLines
4.625%, 03/01/2034	2,415	2,230
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,957
Western Midstream Operating
5.041%, ICE LIBOR USD 3 Month + 1.100%, 01/13/2023 (A)	220	220

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.350%, 02/01/2025	$330	$316
Williams
8.750%, 03/15/2032	1,284	1,538
7.750%, 06/15/2031	339	372
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	390
5.100%, 09/15/2045	670	599
4.900%, 01/15/2045	450	391
3.750%, 06/15/2027	410	388

		192,180

Financials — 11.2%
ABN AMRO Bank
2.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 12/13/2029 (A)(D)	2,000	1,621
Aegon
4.101%, USD ICE Swap 11:00 NY 10 Yr + 0.100%(A)(H)	2,180	1,733
Ally Financial
1.450%, 10/02/2023	1,235	1,193
American Express
4.050%, 05/03/2029	950	906
4.050%, 12/03/2042	70	61
3.950%, 08/01/2025	1,440	1,410
3.400%, 02/27/2023	285	284
3.375%, 05/03/2024	4,500	4,411
2.550%, 03/04/2027	2,510	2,280
2.500%, 07/30/2024	3,000	2,893
American International Group
3.900%, 04/01/2026	281	273
3.875%, 01/15/2035	315	280
2.500%, 06/30/2025	272	257
Antares Holdings
3.750%, 07/15/2027 (D)	1,914	1,560
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	2,480	1,928
Apollo Management Holdings
4.400%, 05/27/2026 (D)	1,015	967
Athene Global Funding
4.527%, SOFRINDX + 0.700%, 05/24/2024 (A)(D)	2,425	2,378
3.205%, 03/08/2027 (D)	1,470	1,319
2.950%, 11/12/2026 (D)	3,910	3,516
2.717%, 01/07/2029 (D)	1,245	1,037
2.500%, 03/24/2028 (D)	2,560	2,166
1.985%, 08/19/2028 (D)	2,635	2,139
Athene Global Funding MTN
2.646%, 10/04/2031 (D)	2,415	1,858
Athene Holding
4.125%, 01/12/2028	1,140	1,042

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	$535	$509
3.250%, 02/15/2027 (D)	400	340
2.875%, 02/15/2025 (D)	1,420	1,304
2.528%, 11/18/2027 (D)	1,073	868
Banco Santander
5.294%, 08/18/2027	1,200	1,164
5.039%, ICE LIBOR USD 3 Month + 1.120%, 04/12/2023 (A)	400	400
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (A)	200	185
3.848%, 04/12/2023	1,200	1,194
3.225%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 11/22/2032 (A)	1,200	894
2.749%, 12/03/2030	550	412
2.746%, 05/28/2025	2,200	2,067
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (A)	2,255	1,932
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/2028 (A)	3,966	4,102
5.015%, U.S. SOFR + 2.160%, 07/22/2033 (A)	1,692	1,633
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (A)	4,720	4,399
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	5,719	5,215
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (A)	1,660	1,588
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (A)	2,360	2,357
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	2,665	2,178
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (A)	8,503	6,889
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (A)	3,125	2,535
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	4,720	3,895
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	9,010	7,174
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (A)	15,360	13,459
1.658%, U.S. SOFR + 0.910%, 03/11/2027 (A)	15,209	13,477
Bank of America MTN
5.000%, 01/21/2044	1,800	1,690
4.450%, 03/03/2026	2,660	2,616
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	2,060	1,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (A)	$625	$588
4.250%, 10/22/2026	130	127
4.200%, 08/26/2024	2,720	2,682
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	2,510	2,063
4.000%, 04/01/2024	2,110	2,094
4.000%, 01/22/2025	2,570	2,520
3.974%, ICE LIBOR USD 3 Month + 1.210%, 02/07/2030 (A)	2,255	2,074
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	1,780	1,653
3.864%, ICE LIBOR USD 3 Month + 0.940%, 07/23/2024 (A)	1,225	1,212
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	710	658
3.550%, ICE LIBOR USD 3 Month + 0.780%, 03/05/2024 (A)	1,310	1,303
3.500%, 04/19/2026	1,210	1,160
3.384%, U.S. SOFR + 1.330%, 04/02/2026 (A)	3,002	2,859
3.300%, 01/11/2023	1,181	1,179
3.194%, ICE LIBOR USD 3 Month + 1.180%, 07/23/2030 (A)	1,170	1,021
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (A)	480	410
2.087%, U.S. SOFR + 1.060%, 06/14/2029 (A)	13,085	11,045
1.530%, U.S. SOFR + 0.650%, 12/06/2025 (A)	6,788	6,235
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (A)	60	54
1.197%, U.S. SOFR + 1.010%, 10/24/2026 (A)	385	342
Bank of Montreal MTN
1.850%, 05/01/2025	1,360	1,271
Bank of New York Mellon
5.834%, SOFRINDX + 2.074%, 10/25/2033 (A)	2,005	2,111
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	148
3.250%, 09/11/2024	270	263
3.250%, 05/16/2027	270	256
1.600%, 04/24/2025	410	381
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(A)(H)	1,385	1,319
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	710	612
3.450%, 04/11/2025	1,950	1,887
1.300%, 06/11/2025	760	695

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays PLC
7.437%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 11/02/2033 (A)	$2,418	$2,561
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (A)	4,030	4,169
4.375%, 01/12/2026	4,430	4,261
Barclays PLC MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	1,070	1,004
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,128
3.850%, 03/15/2052	2,395	1,956
Blackstone Holdings Finance LLC
6.200%, 04/22/2033 (D)	2,414	2,495
Blackstone Secured Lending Fund
3.625%, 01/15/2026	1,255	1,168
BNP Paribas
5.198%, ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (A)(D)	1,220	1,167
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(D)	1,450	1,433
4.400%, 08/14/2028 (D)	1,420	1,335
3.375%, 01/09/2025 (D)	420	404
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (A)(D)	2,350	1,855
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(D)	950	872
BNP Paribas MTN
4.375%, USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (A)(D)	380	334
BPCE
5.150%, 07/21/2024 (D)	1,550	1,520
Brighthouse Financial
4.700%, 06/22/2047	4	3
3.850%, 12/22/2051	723	457
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	2,965	2,783
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	733
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	2,295	2,156
Capital One Financial
1.343%, U.S. SOFR + 0.690%, 12/06/2024 (A)	3,760	3,587
Cboe Global Markets
3.000%, 03/16/2032	2,520	2,116
Charles Schwab
2.900%, 03/03/2032	1,685	1,445
Chubb INA Holdings
3.350%, 05/03/2026	420	406

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CI Financial
4.100%, 06/15/2051	$2,015	$1,219
3.200%, 12/17/2030	2,610	2,016
Citadel
4.875%, 01/15/2027 (D)	1,240	1,157
Citigroup
8.125%, 07/15/2039	3,046	3,825
6.270%, U.S. SOFR + 2.338%, 11/17/2033 (A)	2,800	2,951
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (A)	4,970	4,987
5.500%, 09/13/2025	1,370	1,390
5.300%, 05/06/2044	255	237
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	2,769	2,636
4.750%, 05/18/2046	150	128
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)(E)	2,451	2,386
4.650%, 07/30/2045	1,140	1,011
4.650%, 07/23/2048	280	252
4.600%, 03/09/2026	2,785	2,746
4.450%, 09/29/2027	1,380	1,329
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	2,020	1,878
4.400%, 06/10/2025	2,040	2,006
4.300%, 11/20/2026	590	576
4.125%, 07/25/2028	260	246
3.887%, ICE LIBOR USD 3 Month + 1.563%, 01/10/2028 (A)	545	514
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	1,780	1,554
3.500%, 05/15/2023	930	924
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (A)	3,600	3,481
3.200%, 10/21/2026	565	528
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	560	531
3.070%, U.S. SOFR + 1.280%, 02/24/2028 (A)	1,235	1,122
3.057%, U.S. SOFR + 1.351%, 01/25/2033 (A)	8,560	7,036
2.976%, U.S. SOFR + 1.422%, 11/05/2030 (A)	2,575	2,196
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	13,320	10,916
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (A)	6,055	4,843
2.520%, U.S. SOFR + 1.177%, 11/03/2032 (A)	910	715
1.678%, U.S. SOFR + 1.667%, 05/15/2024 (A)	800	786
Cooperatieve Rabobank UA
4.375%, 08/04/2025	1,580	1,535

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(D)	$6,109	$5,232
3.649%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.220%, 04/06/2028 (A)(D)	5,201	4,794
Credit Agricole SA/London MTN
1.907%, U.S. SOFR + 1.676%, 06/16/2026 (A)(D)	630	571
Credit Suisse AG/New York NY
5.000%, 07/09/2027 (E)	600	534
2.950%, 04/09/2025	790	703
1.000%, 05/05/2023 (E)	4,510	4,328
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,251
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(D)	7,394	7,507
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(D)	9,005	7,889
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (A)(D)	895	812
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(D)	1,490	1,130
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(D)	5,475	3,730
1.305%, U.S. SOFR + 0.980%, 02/02/2027 (A)(D)	6,030	4,742
Danske Bank
5.375%, 01/12/2024 (D)	940	935
3.244%, ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (A)(D)	1,320	1,231
1.226%, 06/22/2024 (D)	550	510
Deutsche Bank NY
3.742%, U.S. SOFR + 2.257%, 01/07/2033 (A)	3,504	2,502
Discover Bank
4.200%, 08/08/2023	1,130	1,122
DNB Bank
1.605%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.680%, 03/30/2028 (A)(D)	3,800	3,231
Enstar Group
3.100%, 09/01/2031	1,839	1,348
Equitable Holdings
3.900%, 04/20/2023	910	906
Export Finance & Insurance
4.625%, 10/26/2027 (D)	2,742	2,778
F&G Global Funding
1.750%, 06/30/2026 (D)	1,580	1,406
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	1,957

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(D)	$4,120	$3,969
Goldman Sachs Capital II
5.528%, ICE LIBOR USD 3 Month + 0.768%(A)(H)	435	330
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,746
6.250%, 02/01/2041	1,290	1,369
5.150%, 05/22/2045	1,870	1,781
4.750%, 10/21/2045	400	363
4.387%, U.S. SOFR + 1.510%, 06/15/2027 (A)	2,610	2,519
4.250%, 10/21/2025	1,090	1,069
4.223%, ICE LIBOR USD 3 Month + 1.301%, 05/01/2029 (A)	500	470
3.750%, 05/22/2025	500	486
3.691%, ICE LIBOR USD 3 Month + 1.510%, 06/05/2028 (A)	640	599
3.625%, 01/22/2023	508	507
3.615%, U.S. SOFR + 1.846%, 03/15/2028 (A)	310	288
3.500%, 01/23/2025	150	146
3.500%, 04/01/2025	870	842
3.500%, 11/16/2026	2,420	2,302
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (A)	4,160	4,005
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (A)	120	89
3.200%, 02/23/2023	2,290	2,282
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (A)	1,560	1,296
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (A)	280	198
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (A)	11,925	9,577
2.600%, 02/07/2030	330	276
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (A)	6,635	5,241
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (A)	1,814	1,588
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)	3,072	2,928
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (A)	10,060	8,692
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (A)	9,675	8,507
1.217%, 12/06/2023	6,265	6,039
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (A)	7,918	7,552
0.657%, U.S. SOFR + 0.505%, 09/10/2024 (A)	3,666	3,514

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	$290	$263
HSBC Bank USA
7.000%, 01/15/2039	510	556
HSBC Holdings PLC
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (A)	2,373	2,489
4.755%, U.S. SOFR + 2.110%, 06/09/2028 (A)	660	626
4.583%, ICE LIBOR USD 3 Month + 1.535%, 06/19/2029 (A)	2,515	2,316
4.300%, 03/08/2026	5,405	5,261
4.250%, 03/14/2024	1,190	1,170
4.250%, 08/18/2025	960	921
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (A)	1,030	944
3.973%, ICE LIBOR USD 3 Month + 1.610%, 05/22/2030 (A)	970	848
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (A)	675	630
2.871%, U.S. SOFR + 1.410%, 11/22/2032 (A)	2,585	1,969
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (A)	1,285	998
2.357%, U.S. SOFR + 1.947%, 08/18/2031 (A)	410	313
2.206%, U.S. SOFR + 1.285%, 08/17/2029 (A)	3,735	3,018
2.099%, U.S. SOFR + 1.929%, 06/04/2026 (A)	4,845	4,392
2.013%, U.S. SOFR + 1.732%, 09/22/2028 (A)	3,325	2,759
1.645%, U.S. SOFR + 1.538%, 04/18/2026 (A)	290	261
1.589%, U.S. SOFR + 1.290%, 05/24/2027 (A)	3,320	2,845
ING Bank
5.800%, 09/25/2023 (D)	202	202
Intercontinental Exchange
4.950%, 06/15/2052	270	260
4.600%, 03/15/2033	2,130	2,044
1.850%, 09/15/2032	3,890	2,979
Intesa Sanpaolo
3.375%, 01/12/2023 (D)	490	489
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,217
5.017%, 06/26/2024 (D)	870	838
Jackson Financial
5.670%, 06/08/2032 (E)	592	562
5.170%, 06/08/2027 (E)	166	163
3.125%, 11/23/2031	2,780	2,133
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,041

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.400%, 05/15/2038	$385	$425
4.990%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (A)	2,740	2,528
4.950%, 06/01/2045	300	278
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (A)	1,532	1,477
4.851%, U.S. SOFR + 1.990%, 07/25/2028 (A)	1,886	1,847
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	1,851	1,765
4.452%, ICE LIBOR USD 3 Month + 1.330%, 12/05/2029 (A)	740	703
4.323%, U.S. SOFR + 1.560%, 04/26/2028 (A)	1,193	1,143
4.250%, 10/01/2027	2,590	2,525
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	940	884
4.125%, 12/15/2026	2,420	2,364
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	2,220	2,193
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (A)	215	181
3.875%, 09/10/2024	440	432
3.625%, 05/13/2024	1,490	1,466
3.625%, 12/01/2027	1,000	939
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	210	145
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (A)	2,570	2,143
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (A)	1,470	1,337
2.739%, U.S. SOFR + 1.510%, 10/15/2030 (A)	1,640	1,393
2.580%, U.S. SOFR + 1.250%, 04/22/2032 (A)	3,012	2,441
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (A)	8,585	6,871
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	1,960	1,621
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (A)	470	444
2.182%, U.S. SOFR + 1.890%, 06/01/2028 (A)	2,243	1,962
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	1,280	1,189
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (A)	2,525	2,123
2.005%, TSFR3M + 1.585%, 03/13/2026 (A)	75	70
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (A)	3,645	2,835
1.578%, U.S. SOFR + 0.885%, 04/22/2027 (A)	11,857	10,469

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (A)	$10,718	$9,900
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	2,130	2,090
1.470%, U.S. SOFR + 0.765%, 09/22/2027 (A)	10,072	8,743
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (A)	3,941	3,476
1.040%, TSFR3M + 0.695%, 02/04/2027 (A)	7,327	6,385
0.969%, TSFR3M + 0.580%, 06/23/2025 (A)	8,540	7,940
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)(E)	120	113
KKR Group Finance III LLC
5.125%, 06/01/2044 (D)	1,005	902
Lehman Brothers Holdings
6.500%, 12/31/2049 (F)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (F)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, ICE LIBOR USD 3 Month + 0.840%(F)(H)	20,630	–
Liberty Mutual Group
5.500%, 06/15/2052 (D)	709	638
Lloyds Bank PLC
3.500%, 05/14/2025	100	96
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (A)	4,542	4,180
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (A)	3,156	3,062
4.375%, 03/22/2028	1,180	1,109
3.870%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025 (A)	530	510
3.750%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.800%, 03/18/2028 (A)	2,160	1,973
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (A)	3,000	2,585
Macquarie Bank
3.624%, 06/03/2030 (D)	765	619
Macquarie Group
4.442%, U.S. SOFR + 2.405%, 06/21/2033 (A)(D)	1,085	942
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(D)	2,395	2,071

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Group MTN
6.207%, 11/22/2024 (D)	$2,406	$2,420
5.033%, ICE LIBOR USD 3 Month + 1.750%, 01/15/2030 (A)(D)	635	599
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(D)	3,815	2,928
Marsh & McLennan
6.250%, 11/01/2052	402	449
5.750%, 11/01/2032	1,510	1,603
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (D)	2,220	2,172
Mercury General
4.400%, 03/15/2027	1,720	1,614
MetLife
6.400%, 12/15/2036	1,400	1,319
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,173
0.900%, 06/08/2023 (D)	1,540	1,507
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (D)	2,460	2,227
Mitsubishi UFJ Financial Group
5.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.125%, 09/13/2033 (A)	310	309
5.354%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.900%, 09/13/2028 (A)(E)	1,969	1,959
5.133%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.125%, 07/20/2033 (A)	1,616	1,571
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (A)	3,240	3,221
4.080%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 04/19/2028 (A)(E)	720	681
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	700	673
2.309%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032 (A)	1,908	1,488
Morgan Stanley
6.342%, U.S. SOFR + 2.560%, 10/18/2033 (A)	4,000	4,254
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/2024 (A)	1,810	1,797
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	1,970	1,465
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (A)	1,000	881
0.985%, U.S. SOFR + 0.720%, 12/10/2026 (A)	3,725	3,267

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.790%, U.S. SOFR + 0.525%, 05/30/2025 (A)	$4,719	$4,373
Morgan Stanley MTN
4.431%, ICE LIBOR USD 3 Month + 1.628%, 01/23/2030 (A)	725	686
4.350%, 09/08/2026	235	229
4.100%, 05/22/2023	110	110
4.000%, 07/23/2025	580	568
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	280	258
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	5,705	5,084
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (A)	270	249
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (A)	370	353
2.699%, U.S. SOFR + 1.143%, 01/22/2031 (A)	10	8
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	3,795	3,018
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (A)	4,408	3,916
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (A)	8,485	6,617
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	2,020	1,879
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (A)	12,699	11,050
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (A)	1,770	1,619
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (A)	1,456	1,329
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (A)	4,671	4,393
National Securities Clearing
1.500%, 04/23/2025 (D)	510	472
1.200%, 04/23/2023 (D)	620	611
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (A)(D)	5,240	5,164
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)(D)	1,735	1,721
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(D)	2,565	2,247
Nationwide Mutual Insurance
5.583%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)(D)	4,407	4,407
Natwest Group PLC
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/2024 (A)	820	811
4.269%, ICE LIBOR USD 3 Month + 1.762%, 03/22/2025 (A)	4,630	4,505

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (A)	$1,640	$1,404
NatWest Group PLC
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (A)	2,180	2,272
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	498
New York Life Insurance
3.750%, 05/15/2050 (D)	1,870	1,435
Nordea Bank ABP
1.000%, 06/09/2023 (D)	1,370	1,341
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,085
Ohio National Financial Services
6.050%, 01/24/2030 (D)	1,775	1,653
ORIX
5.200%, 09/13/2032	2,140	2,089
Owl Rock Capital III
3.125%, 04/13/2027	994	825
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	238	234
4.500%, 03/15/2023 (D)	4,470	4,448
PNC Bank
3.875%, 04/10/2025	910	885
PNC Financial Services Group
6.037%, SOFRINDX + 2.140%, 10/28/2033 (A)	4,134	4,343
3.500%, 01/23/2024	255	251
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	2,940	2,776
1.250%, 06/23/2025 (D)	270	245
Prospect Capital
3.706%, 01/22/2026	1,005	882
Raymond James Financial
4.950%, 07/15/2046	1,525	1,384
Royal Bank of Canada
3.862%, 06/29/2085 (A)	860	688
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	162
1.600%, 04/17/2023	1,170	1,156
1.150%, 06/10/2025	730	669
S&P Global
4.750%, 08/01/2028 (D)	1,000	993
Santander Holdings USA
3.450%, 06/02/2025	404	384
Santander UK Group Holdings PLC
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (A)	3,217	3,250
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (A)	4,580	4,494

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.896%, U.S. SOFR + 1.475%, 03/15/2032 (A)	$350	$269
2.469%, U.S. SOFR + 1.220%, 01/11/2028 (A)	705	600
1.673%, U.S. SOFR + 0.989%, 06/14/2027 (A)	1,885	1,599
1.532%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026 (A)	1,140	1,001
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (A)	4,785	4,440
SBL Holdings
5.000%, 02/18/2031 (D)	2,533	1,982
Societe Generale
3.625%, 03/01/2041 (D)	1,370	880
Societe Generale MTN
2.625%, 01/22/2025 (D)	1,345	1,256
Standard Chartered PLC
5.700%, 03/26/2044 (D)(E)	427	381
5.200%, 01/26/2024 (D)	410	405
State Street
3.300%, 12/16/2024	310	303
Stewart Information Services
3.600%, 11/15/2031	986	764
Swedbank
1.300%, 06/02/2023 (D)	930	911
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	165
4.900%, 09/15/2044 (D)	600	560
4.270%, 05/15/2047 (D)	175	147
3.300%, 05/15/2050 (D)	2,360	1,664
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	4,460	4,266
2.800%, 03/10/2027	3,445	3,163
1.150%, 06/12/2025	730	664
0.750%, 06/12/2023	1,430	1,399
Travelers
4.600%, 08/01/2043	50	45
Truist Bank
3.800%, 10/30/2026	250	237
Truist Financial MTN
6.123%, U.S. SOFR + 2.300%, 10/28/2033 (A)	1,128	1,189
4.260%, U.S. SOFR + 1.456%, 07/28/2026 (A)	4,225	4,148
4.123%, U.S. SOFR + 1.368%, 06/06/2028 (A)	2,242	2,140
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	721
UBS MTN
4.500%, 06/26/2048 (D)	1,540	1,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
4.751%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 05/12/2028 (A)(D)	$660	$634
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(D)	5,399	5,222
4.490%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.600%, 08/05/2025 (A)(D)	2,605	2,551
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(D)	520	507
4.253%, 03/23/2028 (D)	1,490	1,390
4.125%, 09/24/2025 (D)	1,010	980
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(D)	400	312
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (A)	2,010	2,096
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (A)	1,000	1,022
1.450%, 05/12/2025	1,610	1,495
US Bancorp MTN
3.600%, 09/11/2024	160	157
Validus Holdings
8.875%, 01/26/2040	1,460	1,831
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,298
Wells Fargo
7.950%, 11/15/2029	925	1,032
5.606%, 01/15/2044	700	685
5.375%, 11/02/2043	220	209
4.480%, 01/16/2024	392	390
3.000%, 10/23/2026	1,640	1,532
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (A)	9,725	9,058
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (A)	9,875	9,276
4.900%, 11/17/2045	1,310	1,156
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (A)	4,246	4,091
4.808%, U.S. SOFR + 1.980%, 07/25/2028 (A)	802	783
4.750%, 12/07/2046	2,365	2,032
4.650%, 11/04/2044	560	485
4.478%, U.S. SOFR + 4.032%, 04/04/2031 (A)	7,175	6,782
4.400%, 06/14/2046	220	179
4.300%, 07/22/2027	1,180	1,140

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 01/24/2029	$1,450	$1,368
3.750%, 01/24/2024	360	355
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (A)	2,075	1,925
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (A)	13,377	12,426
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	7,035	6,018
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (A)	3,675	3,421
2.879%, TSFR3M + 1.432%, 10/30/2030 (A)	2,530	2,176
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (A)	415	347
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (A)	2,570	2,422
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (A)	4,380	3,873
2.164%, ICE LIBOR USD 3 Month + 0.750%, 02/11/2026 (A)	760	709
Westpac Banking
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (A)	840	619

		865,640

Health Care — 2.3%
Abbott Laboratories
4.900%, 11/30/2046	840	843
4.750%, 11/30/2036	440	442
3.750%, 11/30/2026	406	400
AbbVie
4.875%, 11/14/2048	130	122
4.550%, 03/15/2035	2,800	2,663
4.500%, 05/14/2035	1,399	1,325
4.450%, 05/14/2046	540	476
4.300%, 05/14/2036	531	490
4.250%, 11/21/2049	9,692	8,334
4.050%, 11/21/2039	865	756
3.800%, 03/15/2025	700	685
3.750%, 11/14/2023	160	158
3.600%, 05/14/2025	1,605	1,561
3.200%, 05/14/2026	145	138
3.200%, 11/21/2029	3,595	3,282
2.950%, 11/21/2026	610	571
2.600%, 11/21/2024	2,760	2,644
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	2,948
Amgen
6.375%, 06/01/2037	1,785	1,959
5.150%, 11/15/2041	316	303
4.663%, 06/15/2051	104	94
4.400%, 05/01/2045	900	778

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 08/18/2029	$1,205	$1,148
3.625%, 05/22/2024	220	216
3.150%, 02/21/2040	880	677
3.000%, 01/15/2052	2,404	1,597
2.000%, 01/15/2032	2,710	2,156
Astrazeneca Finance LLC
1.750%, 05/28/2028	2,579	2,242
AstraZeneca PLC
1.375%, 08/06/2030	741	593
Baxter International
3.950%, 04/01/2030	890	819
BayCare Health System
3.831%, 11/15/2050	2,765	2,223
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	1,943
4.700%, 07/15/2064 (D)	400	312
4.625%, 06/25/2038 (D)	2,097	1,816
4.400%, 07/15/2044 (D)	2,750	2,175
Becton Dickinson
4.685%, 12/15/2044	412	378
3.734%, 12/15/2024	446	435
3.363%, 06/06/2024	531	519
1.957%, 02/11/2031	3,000	2,404
Biogen
3.250%, 02/15/2051	280	194
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,343
Bristol-Myers Squibb
3.400%, 07/26/2029	253	237
3.200%, 06/15/2026	768	738
2.950%, 03/15/2032	500	441
2.900%, 07/26/2024	1,352	1,315
Centene
3.000%, 10/15/2030	7,258	5,989
2.500%, 03/01/2031	684	541
Cigna
4.900%, 12/15/2048	140	129
4.800%, 08/15/2038	1,281	1,209
4.375%, 10/15/2028	1,260	1,228
4.125%, 11/15/2025	450	443
3.875%, 10/15/2047	770	608
3.750%, 07/15/2023	715	710
3.400%, 03/15/2050	2,020	1,458
3.400%, 03/15/2051	1,050	765
3.250%, 04/15/2025	1,000	967
CommonSpirit Health
4.350%, 11/01/2042	1,385	1,172
4.187%, 10/01/2049	2,025	1,569
CVS Health
5.125%, 07/20/2045	170	159
5.050%, 03/25/2048	12,500	11,608
4.780%, 03/25/2038	330	305

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.300%, 03/25/2028	$3,476	$3,379
4.250%, 04/01/2050	630	519
4.125%, 04/01/2040	240	202
3.875%, 07/20/2025	929	913
3.750%, 04/01/2030	1,835	1,695
3.625%, 04/01/2027	620	595
3.375%, 08/12/2024	95	93
3.000%, 08/15/2026	789	742
2.125%, 09/15/2031	660	527
1.875%, 02/28/2031	210	167
Danaher
2.800%, 12/10/2051	1,594	1,098
2.600%, 10/01/2050	869	573
DH Europe Finance II Sarl
2.200%, 11/15/2024	2,004	1,905
Elevance Health
4.625%, 05/15/2042	219	200
4.550%, 05/15/2052	490	435
4.100%, 05/15/2032	1,090	1,026
3.650%, 12/01/2027	330	314
3.500%, 08/15/2024	1,950	1,908
3.350%, 12/01/2024	1,190	1,154
3.300%, 01/15/2023	133	133
2.950%, 12/01/2022	560	560
Gilead Sciences
4.750%, 03/01/2046	40	37
4.600%, 09/01/2035	2,000	1,934
4.000%, 09/01/2036	652	581
3.700%, 04/01/2024	1,540	1,515
3.650%, 03/01/2026	890	862
2.800%, 10/01/2050	1,182	782
2.600%, 10/01/2040	1,267	906
HCA
5.500%, 06/15/2047	2,920	2,662
5.250%, 04/15/2025	750	748
5.250%, 06/15/2026	1,015	1,007
5.250%, 06/15/2049	2,905	2,540
4.625%, 03/15/2052 (D)	4,809	3,877
4.125%, 06/15/2029	2,500	2,285
3.625%, 03/15/2032 (D)	4,395	3,757
2.375%, 07/15/2031	1,015	793
Humana
4.950%, 10/01/2044	200	185
4.800%, 03/15/2047	50	45
4.500%, 04/01/2025	120	119
3.950%, 03/15/2027	860	829
3.850%, 10/01/2024	2,530	2,483
3.700%, 03/23/2029	7,750	7,137
3.150%, 12/01/2022	190	190
2.150%, 02/03/2032	250	197
Johnson & Johnson
3.700%, 03/01/2046	970	837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.450%, 09/01/2060	$2,085	$1,343
0.950%, 09/01/2027	990	861
0.550%, 09/01/2025	490	445
Mass General Brigham
3.192%, 07/01/2049	245	176
Medtronic
4.625%, 03/15/2045	123	118
Merck
2.750%, 12/10/2051	1,050	727
1.450%, 06/24/2030	480	387
0.750%, 02/24/2026	840	752
Pfizer
4.000%, 12/15/2036	1,050	972
2.700%, 05/28/2050	1,400	994
2.625%, 04/01/2030	720	639
2.550%, 05/28/2040	2,542	1,891
1.750%, 08/18/2031	1,478	1,202
1.700%, 05/28/2030 (E)	680	563
0.800%, 05/28/2025	1,050	968
Roche Holdings
2.607%, 12/13/2051 (D)	3,154	2,111
Royalty Pharma PLC
1.200%, 09/02/2025	980	878
0.750%, 09/02/2023	1,650	1,593
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,031
Takeda Pharmaceutical
3.175%, 07/09/2050	603	422
3.025%, 07/09/2040	869	650
Thermo Fisher Scientific
2.800%, 10/15/2041	1,173	883
1.750%, 10/15/2028	738	631
UnitedHealth Group
6.625%, 11/15/2037	200	228
5.875%, 02/15/2053	6,630	7,337
5.800%, 03/15/2036	560	596
5.350%, 02/15/2033	2,041	2,125
5.300%, 02/15/2030	2,041	2,108
5.250%, 02/15/2028	1,225	1,260
4.625%, 07/15/2035	2,091	2,053
4.450%, 12/15/2048	140	126
4.250%, 06/15/2048	180	158
4.200%, 05/15/2032	520	501
4.000%, 05/15/2029	1,893	1,818
3.875%, 12/15/2028	250	240
3.875%, 08/15/2059	570	454
3.750%, 07/15/2025	330	324
3.700%, 08/15/2049	140	111
3.500%, 06/15/2023	230	229
3.250%, 05/15/2051	2,707	1,986
3.125%, 05/15/2060	90	62
3.050%, 05/15/2041	384	294

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.900%, 05/15/2050	$880	$609
2.875%, 03/15/2023	150	149
2.750%, 05/15/2040	1,130	839
2.300%, 05/15/2031	150	125
2.000%, 05/15/2030	220	183
1.250%, 01/15/2026	260	235
Universal Health Services
1.650%, 09/01/2026 (D)	1,260	1,081
Viatris
4.000%, 06/22/2050	1,455	946
2.700%, 06/22/2030	305	243
Wyeth LLC
6.450%, 02/01/2024	365	372
5.950%, 04/01/2037	320	351

		188,579

Industrials — 2.1%
3M
3.700%, 04/15/2050 (E)	300	239
2.375%, 08/26/2029	2,320	1,995
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.125%, 07/03/2023	262	260
3.400%, 10/29/2033	1,410	1,093
3.300%, 01/30/2032	6,720	5,356
3.000%, 10/29/2028	8,758	7,399
2.450%, 10/29/2026	5,425	4,770
1.650%, 10/29/2024	3,505	3,225
1.150%, 10/29/2023	4,372	4,178
Air Lease
5.850%, 12/15/2027	1,325	1,316
3.375%, 07/01/2025	490	462
3.250%, 03/01/2025	525	498
Air Lease MTN
2.875%, 01/15/2026	3,019	2,781
2.300%, 02/01/2025	605	563
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	84	70
Boeing
7.250%, 06/15/2025	107	111
5.930%, 05/01/2060	2,878	2,671
5.805%, 05/01/2050	2,130	2,010
5.705%, 05/01/2040	1,090	1,039
5.150%, 05/01/2030	1,240	1,210
4.875%, 05/01/2025	2,290	2,269
3.750%, 02/01/2050	1,980	1,389
3.250%, 02/01/2035	3,127	2,371
3.200%, 03/01/2029	720	633
3.100%, 05/01/2026	230	214
2.800%, 03/01/2027	280	254
2.700%, 02/01/2027	340	307

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.196%, 02/04/2026	$4,699	$4,272
1.433%, 02/04/2024	5,034	4,805
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	234
4.550%, 09/01/2044	825	761
3.650%, 09/01/2025	140	136
2.875%, 06/15/2052	610	423
Canadian National Railway
4.400%, 08/05/2052	767	694
3.850%, 08/05/2032	1,151	1,081
Canadian Pacific Railway
6.125%, 09/15/2115	34	34
3.000%, 12/02/2041	1,478	1,113
2.450%, 12/02/2031	2,944	2,453
1.750%, 12/02/2026	351	314
1.350%, 12/02/2024	1,814	1,689
Carrier Global
3.577%, 04/05/2050	70	51
Caterpillar
4.300%, 05/15/2044	50	46
Cintas No. 2
4.000%, 05/01/2032	3,495	3,309
3.700%, 04/01/2027	590	571
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	41	39
CoStar Group
2.800%, 07/15/2030 (D)	1,485	1,221
Crowley Conro LLC
4.181%, 08/15/2043	773	733
CSX
4.100%, 11/15/2032	1,915	1,819
Deere
3.750%, 04/15/2050 (E)	920	794
3.100%, 04/15/2030	160	145
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,641	2,266
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	5,578	5,287
4.500%, 10/20/2025 (D)	1,330	1,296
Eaton
7.625%, 04/01/2024	325	337
4.150%, 11/02/2042	530	462
4.000%, 11/02/2032	99	92
Emerson Electric
2.800%, 12/21/2051	2,935	1,953
Equifax
3.950%, 06/15/2023	3,015	2,995
2.600%, 12/15/2025	445	414
GE Capital International Funding Unlimited
4.418%, 11/15/2035	3,868	3,651

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Dynamics
4.250%, 04/01/2040	$1,915	$1,777
4.250%, 04/01/2050	200	182
General Electric MTN
6.750%, 03/15/2032	103	117
5.086%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (A)	3,035	2,444
Honeywell International
5.000%, 02/15/2033	2,455	2,527
1.350%, 06/01/2025	510	473
ILFC E-Capital Trust II
5.365%, ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (A)(D)	1,200	819
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	147	122
John Deere Capital MTN
4.850%, 10/11/2029	1,342	1,362
4.150%, 09/15/2027	3,844	3,773
3.350%, 04/18/2029	2,525	2,356
2.350%, 03/08/2027 (E)	1,827	1,673
L3Harris Technologies
5.054%, 04/27/2045	330	302
4.854%, 04/27/2035	210	199
Lockheed Martin
5.900%, 11/15/2063	814	900
5.700%, 11/15/2054	1,630	1,767
5.100%, 11/15/2027	2,037	2,095
4.150%, 06/15/2053	2,240	1,957
3.900%, 06/15/2032	410	389
3.550%, 01/15/2026	716	700
Northrop Grumman
5.250%, 05/01/2050	3,940	3,974
4.400%, 05/01/2030	2,609	2,557
3.850%, 04/15/2045	350	288
3.250%, 01/15/2028	480	445
2.930%, 01/15/2025	2,020	1,942
Otis Worldwide
3.112%, 02/15/2040	605	455
2.056%, 04/05/2025	340	319
Parker-Hannifin
4.500%, 09/15/2029	1,481	1,438
4.250%, 09/15/2027	4,211	4,084
2.700%, 06/14/2024	830	798
Penske Truck Leasing LP / PTL Finance
3.950%, 03/10/2025 (D)	225	217
Quanta Services
0.950%, 10/01/2024	1,455	1,333
Raytheon Technologies
4.125%, 11/16/2028	480	465
3.950%, 08/16/2025	800	787
3.150%, 12/15/2024	320	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.125%, 07/01/2050	$1,290	$929
2.250%, 07/01/2030	680	571
Republic Services
4.750%, 05/15/2023	119	119
2.500%, 08/15/2024	2,035	1,951
1.450%, 02/15/2031	4,370	3,393
Roper Technologies
1.000%, 09/15/2025	940	846
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,523
Triton Container International
2.050%, 04/15/2026 (D)	1,490	1,295
Union Pacific
4.950%, 09/09/2052	1,400	1,372
3.839%, 03/20/2060	970	766
3.750%, 07/15/2025	530	521
3.750%, 02/05/2070	700	521
3.375%, 02/14/2042	876	709
3.250%, 02/05/2050	1,065	794
2.891%, 04/06/2036	835	674
2.800%, 02/14/2032	1,053	916
2.375%, 05/20/2031	776	657
2.150%, 02/05/2027	270	246
United Parcel Service
5.200%, 04/01/2040	525	535
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	20	19
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,376	2,159

		161,034

Information Technology — 1.8%
Adobe
2.300%, 02/01/2030	1,300	1,118
Advanced Micro Devices
3.924%, 06/01/2032	2,354	2,221
Apple
4.375%, 05/13/2045	1,275	1,212
4.100%, 08/08/2062	2,715	2,352
3.950%, 08/08/2052	1,537	1,344
3.850%, 05/04/2043	375	335
3.450%, 05/06/2024	350	345
3.250%, 08/08/2029	3,067	2,874
2.800%, 02/08/2061	518	344
2.650%, 05/11/2050	1,124	777
2.650%, 02/08/2051	501	343
2.450%, 08/04/2026	2,560	2,399
2.400%, 05/03/2023	95	94
2.400%, 08/20/2050	93	62
2.375%, 02/08/2041	595	436

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.400%, 08/05/2028	$1,080	$927
1.125%, 05/11/2025	1,720	1,589
Applied Materials
1.750%, 06/01/2030	1,070	884
Broadcom
4.926%, 05/15/2037 (D)	2,306	2,024
4.150%, 11/15/2030	1,704	1,530
4.150%, 04/15/2032 (D)	1,099	969
3.469%, 04/15/2034 (D)	1,631	1,295
3.419%, 04/15/2033 (D)	5,718	4,646
3.150%, 11/15/2025	956	910
3.137%, 11/15/2035 (D)	2,980	2,208
2.600%, 02/15/2033 (D)	1,189	898
2.450%, 02/15/2031 (D)	1,276	1,007
Corning
5.450%, 11/15/2079	1,800	1,599
Dell International LLC/EMC
6.100%, 07/15/2027	742	762
3.450%, 12/15/2051 (D)	2,175	1,402
3.375%, 12/15/2041 (D)	1,813	1,249
Global Payments
4.950%, 08/15/2027	3,485	3,389
Intel
5.050%, 08/05/2062	765	695
4.900%, 08/05/2052	1,770	1,615
4.750%, 03/25/2050	1,115	1,003
3.734%, 12/08/2047	119	91
3.250%, 11/15/2049	660	463
3.050%, 08/12/2051	310	211
2.800%, 08/12/2041	1,909	1,355
1.600%, 08/12/2028	650	554
International Business Machines
3.000%, 05/15/2024	2,340	2,282
KLA
4.950%, 07/15/2052	679	654
4.650%, 07/15/2032	640	633
3.300%, 03/01/2050	1,746	1,308
Kyndryl Holdings
2.050%, 10/15/2026	2,500	2,045
Lam Research
3.800%, 03/15/2025	150	148
Lenovo Group
6.536%, 07/27/2032 (D)	1,120	1,088
Marvell Technology
1.650%, 04/15/2026	2,010	1,775
Mastercard
3.850%, 03/26/2050	2,850	2,486
3.375%, 04/01/2024	240	236
Microsoft
4.100%, 02/06/2037	245	237
3.500%, 02/12/2035	460	428
3.450%, 08/08/2036	1,622	1,477

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 02/06/2027	$2,680	$2,592
3.041%, 03/17/2062	281	204
2.921%, 03/17/2052	646	479
2.875%, 02/06/2024	970	953
2.700%, 02/12/2025	360	349
2.675%, 06/01/2060	59	40
2.525%, 06/01/2050	240	165
2.400%, 08/08/2026	1,990	1,872
2.375%, 05/01/2023	50	50
NVIDIA
3.700%, 04/01/2060	680	515
3.500%, 04/01/2040	990	824
3.500%, 04/01/2050	2,010	1,558
2.850%, 04/01/2030	1,325	1,169
NXP BV / NXP FUNDING LLC / NXP USA
4.400%, 06/01/2027	884	845
3.400%, 05/01/2030	1,015	883
3.250%, 05/11/2041	800	572
2.700%, 05/01/2025	430	404
2.650%, 02/15/2032	1,507	1,183
Oracle
6.900%, 11/09/2052	4,012	4,444
4.375%, 05/15/2055	493	375
4.300%, 07/08/2034	285	253
4.000%, 07/15/2046	1,417	1,047
4.000%, 11/15/2047	330	244
3.950%, 03/25/2051	4,133	3,024
3.900%, 05/15/2035	4,920	4,113
3.800%, 11/15/2037	4,295	3,401
3.600%, 04/01/2040	1,834	1,377
3.600%, 04/01/2050	2,000	1,391
2.950%, 11/15/2024	675	650
2.950%, 05/15/2025	695	662
2.950%, 04/01/2030	1,415	1,214
2.875%, 03/25/2031	2,480	2,074
2.800%, 04/01/2027	625	570
1.650%, 03/25/2026	1,820	1,634
PayPal Holdings
4.400%, 06/01/2032	740	704
2.300%, 06/01/2030	6,600	5,461
1.650%, 06/01/2025	640	595
QUALCOMM
6.000%, 05/20/2053	1,839	2,001
4.500%, 05/20/2052	1,206	1,070
1.650%, 05/20/2032	119	93
salesforce.com
3.250%, 04/11/2023	740	736
Texas Instruments
4.150%, 05/15/2048	1,250	1,109
1.750%, 05/04/2030	440	365
TSMC Arizona
2.500%, 10/25/2031	3,950	3,274

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.750%, 10/25/2026	$3,310	$2,940
TSMC Global
1.375%, 09/28/2030 (D)	4,320	3,314
Visa
4.300%, 12/14/2045	810	758
3.150%, 12/14/2025	660	636
VMware
4.700%, 05/15/2030	1,466	1,377
1.800%, 08/15/2028	443	366
1.400%, 08/15/2026	2,552	2,244
1.000%, 08/15/2024	2,537	2,362
0.600%, 08/15/2023	3,573	3,460
Vontier
2.950%, 04/01/2031	925	665
1.800%, 04/01/2026	1,170	986
Workday
3.800%, 04/01/2032	2,510	2,243
3.700%, 04/01/2029	500	461
3.500%, 04/01/2027	360	340
Xilinx
2.375%, 06/01/2030	626	533

		143,551

Materials — 0.9%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,895
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	1,707	1,416
4.000%, 09/11/2027 (D)	280	263
3.875%, 03/16/2029 (D)	2,142	1,928
3.625%, 09/11/2024 (D)	1,810	1,753
Barrick North America Finance LLC
5.700%, 05/30/2041	470	474
Berry Global
4.875%, 07/15/2026 (D)	3,270	3,138
1.650%, 01/15/2027	1,785	1,507
BHP Billiton Finance USA
5.000%, 09/30/2043	40	40
Celanese US Holdings LLC
6.379%, 07/15/2032 (E)	1,785	1,699
6.330%, 07/15/2029	1,995	1,917
6.050%, 03/15/2025	4,910	4,885
Dow Chemical
7.375%, 11/01/2029	1,880	2,087
6.900%, 05/15/2053	766	833
4.800%, 05/15/2049	925	783
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,078
Equate Petrochemical MTN
4.250%, 11/03/2026 (D)	1,640	1,551
2.625%, 04/28/2028 (D)	2,250	1,924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Freeport-McMoRan
5.450%, 03/15/2043	$270	$242
5.400%, 11/14/2034	330	308
5.250%, 09/01/2029	2,275	2,173
Glencore Finance Canada
6.900%, 11/15/2037 (D)	842	888
6.000%, 11/15/2041 (D)	93	88
Glencore Funding LLC
4.875%, 03/12/2029 (D)	649	625
4.125%, 05/30/2023 (D)	50	50
4.000%, 03/27/2027 (D)	1,570	1,495
Industrias Penoles
4.150%, 09/12/2029 (D)	2,290	2,092
International Flavors and Fragrances
5.000%, 09/26/2048	2,365	2,037
2.300%, 11/01/2030 (D)	4,800	3,773
1.230%, 10/01/2025 (D)	4,110	3,633
Nacional del Cobre de Chile
3.625%, 08/01/2027 (D)	2,770	2,627
OCP
4.500%, 10/22/2025 (D)	1,860	1,813
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,055
1.875%, 05/11/2026 (D)	1,410	1,229
Rohm & Haas
7.850%, 07/15/2029	954	1,069
Sealed Air
1.573%, 10/15/2026 (D)	1,600	1,379
Southern Copper
5.250%, 11/08/2042	4,540	4,255
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	2,520
Vale Overseas
6.875%, 11/21/2036	1,595	1,648
6.250%, 08/10/2026	2,290	2,365

		67,535

Real Estate — 1.1%
Agree
4.800%, 10/01/2032	766	705
2.600%, 06/15/2033	348	265
2.000%, 06/15/2028	1,527	1,257
American Assets Trust
3.375%, 02/01/2031	2,580	2,081
American Homes 4 Rent
4.300%, 04/15/2052	631	468
3.625%, 04/15/2032	1,406	1,191
2.375%, 07/15/2031	1,320	1,026
American Tower
3.650%, 03/15/2027	1,081	1,010
3.125%, 01/15/2027	766	705
2.700%, 04/15/2031	583	481

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.875%, 10/15/2030	$3,215	$2,505
AvalonBay Communities MTN
2.450%, 01/15/2031	2,490	2,070
Boston Properties
3.400%, 06/21/2029	1,510	1,305
2.900%, 03/15/2030	125	102
Brixmor Operating Partnership
4.050%, 07/01/2030	1,845	1,612
2.500%, 08/16/2031	1,575	1,194
Camden Property Trust
2.800%, 05/15/2030	480	412
Crown Castle International
4.000%, 03/01/2027	366	349
3.300%, 07/01/2030	1,263	1,111
2.900%, 03/15/2027	2,392	2,186
2.900%, 04/01/2041	1,343	942
2.500%, 07/15/2031	1,201	980
2.100%, 04/01/2031	321	255
1.050%, 07/15/2026	2,190	1,895
CubeSmart
2.500%, 02/15/2032	1,440	1,108
2.250%, 12/15/2028	862	712
Equinix
3.900%, 04/15/2032	4,780	4,261
Essential Properties
2.950%, 07/15/2031	2,595	1,884
Essex Portfolio
2.550%, 06/15/2031	726	581
1.700%, 03/01/2028	1,839	1,528
Extra Space Storage
3.900%, 04/01/2029	703	633
2.550%, 06/01/2031	2,590	2,042
2.350%, 03/15/2032	630	479
Federal Realty Investment Trust
3.950%, 01/15/2024	972	959
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,208
5.375%, 11/01/2023	394	390
5.375%, 04/15/2026	1,870	1,813
5.300%, 01/15/2029	2,483	2,334
5.250%, 06/01/2025	2,330	2,282
4.000%, 01/15/2030	1,584	1,374
Healthcare Realty Holdings
3.875%, 05/01/2025	1,455	1,383
3.100%, 02/15/2030	30	25
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	946
2.000%, 03/15/2031	1,600	1,215
Hudson Pacific Properties
4.650%, 04/01/2029	3,200	2,787
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,405	1,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.000%, 08/15/2031	$1,332	$986
Kimco Realty
4.600%, 02/01/2033	1,151	1,076
Life Storage
2.400%, 10/15/2031	1,625	1,254
Mid-America Apartments
4.300%, 10/15/2023	720	715
4.000%, 11/15/2025	862	835
3.950%, 03/15/2029	705	662
Physicians Realty
2.625%, 11/01/2031	1,325	1,042
Piedmont Operating Partnership
4.450%, 03/15/2024	125	123
Realty Income
5.625%, 10/13/2032	2,231	2,305
3.650%, 01/15/2028	790	740
2.850%, 12/15/2032	1,017	834
2.200%, 06/15/2028	753	646
Regency Centers LP
2.950%, 09/15/2029	1,924	1,618
Rexford Industrial Realty Inc
2.150%, 09/01/2031	378	292
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,103
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (D)	1,675	1,568
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,610
STORE Capital
4.625%, 03/15/2029	897	821
4.500%, 03/15/2028	1,879	1,711
2.750%, 11/18/2030	1,243	969
2.700%, 12/01/2031	490	369
Sun Communities Operating
4.200%, 04/15/2032	1,406	1,213
Sun Communities Operating LP
2.300%, 11/01/2028	703	578
VICI Properties
5.750%, 02/01/2027 (D)	855	829
5.625%, 05/15/2052	1,158	1,045
5.125%, 05/15/2032	2,390	2,242
4.950%, 02/15/2030	50	47
4.625%, 06/15/2025 (D)	190	182
4.500%, 09/01/2026 (D)	725	679
4.500%, 01/15/2028 (D)	345	316
3.875%, 02/15/2029 (D)	1,320	1,159
3.750%, 02/15/2027 (D)	200	180
Welltower
4.500%, 01/15/2024	183	181

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weyerhaeuser
3.375%, 03/09/2033	$2,480	$2,085

		89,298

Utilities — 2.0%
AES
1.375%, 01/15/2026	825	733
Alabama Power
3.700%, 12/01/2047	1,490	1,159
American Transmission Systems
2.650%, 01/15/2032 (D)	1,227	1,002
Appalachian Power
4.500%, 03/01/2049	60	50
4.450%, 06/01/2045	1,600	1,340
Baltimore Gas and Electric
2.250%, 06/15/2031	1,089	891
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,035	2,002
Boston Gas
4.487%, 02/15/2042 (D)	140	117
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	804	629
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	300	296
4.750%, 02/23/2027 (D)	710	657
3.875%, 07/26/2033 (D)	790	586
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	1,757
4.450%, 03/15/2044	2,885	2,519
3.950%, 04/01/2050	210	171
3.350%, 04/01/2030	260	235
Consumers Energy
2.650%, 08/15/2052	489	312
2.500%, 05/01/2060	624	362
Dominion Energy
5.375%, 11/15/2032	2,401	2,401
3.071%, 08/15/2024 (C)	1,800	1,740
DTE Electric
3.650%, 03/01/2052	583	457
2.950%, 03/01/2050	1,271	877
DTE Energy
2.529%, 10/01/2024 (C)	1,775	1,695
1.050%, 06/01/2025	3,882	3,517
Duke Energy
4.300%, 03/15/2028	1,915	1,846
3.750%, 09/01/2046	225	168
3.500%, 06/15/2051	225	160
3.150%, 08/15/2027	850	788
2.550%, 06/15/2031	4,833	3,975
0.900%, 09/15/2025	1,955	1,764
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	872

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 09/30/2042	$1,512	$1,270
3.550%, 03/15/2052	985	751
2.850%, 03/15/2032	1,353	1,160
2.550%, 04/15/2031	741	626
Duke Energy Florida LLC
3.200%, 01/15/2027	1,600	1,519
2.400%, 12/15/2031	1,086	893
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,205	773
Duke Energy Progress LLC
4.150%, 12/01/2044	250	211
2.500%, 08/15/2050	1,099	675
EDP Finance BV
6.300%, 10/11/2027 (D)	878	893
Enel Finance International
6.800%, 10/14/2025 (D)	955	989
Entergy Arkansas LLC
2.650%, 06/15/2051	980	610
Entergy Texas
3.450%, 12/01/2027	1,625	1,506
Essential Utilities
4.276%, 05/01/2049	2,745	2,213
Evergy Metro
5.300%, 10/01/2041	250	240
Eversource Energy
4.600%, 07/01/2027	2,230	2,207
3.375%, 03/01/2032	274	240
2.900%, 10/01/2024	3,730	3,583
1.650%, 08/15/2030	1,237	969
1.400%, 08/15/2026	620	546
Exelon
5.625%, 06/15/2035	1,720	1,762
3.950%, 06/15/2025	1,020	999
FirstEnergy
4.400%, 07/15/2027	1,310	1,235
1.600%, 01/15/2026	300	265
Florida Power & Light
3.950%, 03/01/2048	960	806
3.250%, 06/01/2024	455	445
ITC Holdings
4.050%, 07/01/2023	2,075	2,054
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,196	973
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,274
2.742%, 08/15/2026 (D)	1,175	1,055
Metropolitan Edison
4.300%, 01/15/2029 (D)	2,000	1,885
4.000%, 04/15/2025 (D)	1,000	957
3.500%, 03/15/2023 (D)	5,050	5,021
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,397

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.650%, 04/15/2029	$1,330	$1,254
2.700%, 08/01/2052	944	616
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	190	179
Mississippi Power
4.250%, 03/15/2042	500	413
3.950%, 03/30/2028	1,305	1,225
3.100%, 07/30/2051	1,306	854
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	676
NextEra Energy Capital Holdings
4.935%, ICE LIBOR USD 3 Month + 0.270%, 02/22/2023 (A)	5,000	4,999
0.650%, 03/01/2023	1,095	1,084
NiSource
5.800%, 02/01/2042	471	447
Northern States Power
3.200%, 04/01/2052	738	535
NSTAR Electric
4.950%, 09/15/2052	385	375
4.550%, 06/01/2052	885	809
3.100%, 06/01/2051	673	469
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	1,704
Pacific Gas and Electric
5.250%, 03/01/2052	750	624
4.950%, 07/01/2050	2,277	1,823
4.750%, 02/15/2044	366	286
4.500%, 07/01/2040	375	299
4.200%, 06/01/2041	632	480
3.950%, 12/01/2047	1,732	1,208
3.500%, 08/01/2050	220	143
3.300%, 08/01/2040	90	63
2.500%, 02/01/2031	2,795	2,192
2.100%, 08/01/2027	3,639	3,096
1.700%, 11/15/2023	2,910	2,790
PacifiCorp
5.350%, 12/01/2053	1,203	1,210
2.900%, 06/15/2052	2,590	1,747
PECO Energy
4.150%, 10/01/2044	1,985	1,688
2.850%, 09/15/2051	1,313	876
Pennsylvania Electric
4.150%, 04/15/2025 (D)	995	956
3.250%, 03/15/2028 (D)	1,061	961
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	1,927
5.450%, 05/21/2028 (D)	1,030	1,015
4.125%, 05/15/2027 (D)	1,990	1,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Piedmont Natural Gas
5.050%, 05/15/2052	$2,000	$1,820
2.500%, 03/15/2031	2,000	1,639
Progress Energy
6.000%, 12/01/2039	200	202
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	2,942
2.700%, 05/01/2050	596	392
2.050%, 08/01/2050	302	171
1.900%, 08/15/2031	1,460	1,176
Public Service Enterprise Group
2.450%, 11/15/2031	943	760
1.600%, 08/15/2030	838	653
Public Service of Oklahoma
3.150%, 08/15/2051	738	496
Southern California Edison
4.125%, 03/01/2048	820	655
Southern California Gas
2.550%, 02/01/2030	1,840	1,579
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,452
Southwestern Electric Power
2.750%, 10/01/2026	1,000	914
1.650%, 03/15/2026	3,990	3,580
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,545
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (D)	6,135	5,903
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (D)	514	497
Virginia Electric and Power
4.650%, 08/15/2043	1,205	1,073
4.625%, 05/15/2052	819	728
3.450%, 02/15/2024	150	148
2.950%, 11/15/2051	1,089	728
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,463
WEC Energy Group
0.800%, 03/15/2024	1,480	1,399
Wisconsin Electric Power
4.750%, 09/30/2032	1,093	1,083
1.700%, 06/15/2028	670	574

		154,553

Total Corporate Obligations
(Cost $2,615,030) ($ Thousands)		2,330,140

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 24.3%
U.S. Treasury Bills
4.657%, 06/01/2023 (I)	$4,920	$4,807
4.625%, 05/25/2023 (I)	10,090	9,868
4.465%, 03/28/2023 (I)	15,660	15,439
4.265%, 02/23/2023 (I)	16,020	15,866
4.239%, 02/28/2023 (I)	8,990	8,897
4.113%, 02/02/2023 (I)	5,190	5,153
4.092%, 02/09/2023 (I)	33,630	33,362
3.982%, 12/27/2022 (I)	31,990	31,900
3.739%, 03/16/2023 (I)	7,040	6,953
3.649%, 03/02/2023 (I)	7,605	7,523
U.S. Treasury Bonds
5.250%, 11/15/2028	4,936	5,292
5.250%, 02/15/2029	3,856	4,146
4.000%, 11/15/2042	30,450	30,593
4.000%, 11/15/2052	45,841	47,675
3.625%, 08/15/2043	460	434
3.375%, 08/15/2042	5,150	4,711
3.250%, 05/15/2042	11,600	10,420
3.000%, 08/15/2052	35,569	30,456
2.875%, 05/15/2052	27,890	23,184
2.375%, 02/15/2042	67,390	52,425
2.375%, 05/15/2051	8,310	6,180
2.250%, 05/15/2041	240	184
2.250%, 02/15/2052	59,210	42,758
2.000%, 11/15/2041	199,554	145,339
2.000%, 02/15/2050	7,650	5,226
2.000%, 08/15/2051	36,644	24,904
1.875%, 02/15/2041	3,302	2,386
1.875%, 02/15/2051	30,980	20,427
1.875%, 11/15/2051	20,010	13,159
1.750%, 08/15/2041	132,566	92,486
1.625%, 11/15/2050	19,293	11,916
1.375%, 11/15/2040	73,420	48,690
1.375%, 08/15/2050	63,030	36,351
1.250%, 05/15/2050	35,540	19,825
1.125%, 05/15/2040	29,657	18,978
1.125%, 08/15/2040	39,924	25,356
U.S. Treasury Inflation Indexed Bonds
0.625%, 07/15/2032	2,804	2,637
U.S. Treasury Notes
4.500%, 11/30/2024	124,959	125,330
4.500%, 11/15/2025	38,843	39,280
4.375%, 10/31/2024	3,851	3,850
4.250%, 09/30/2024	42,365	42,238
4.250%, 10/15/2025	17,105	17,168
4.125%, 09/30/2027	25,247	25,555
4.125%, 10/31/2027	168,845	170,995
4.125%, 11/15/2032	28,671	29,791
4.000%, 10/31/2029	14,745	14,968
3.875%, 11/30/2027	119,231	119,678
3.875%, 09/30/2029	134	135

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 11/30/2029	$637	$643
3.250%, 06/30/2027	15,245	14,848
3.250%, 06/30/2029	3,840	3,720
3.125%, 08/31/2029	894	860
3.000%, 06/30/2024	1,342	1,310
3.000%, 07/15/2025	24,955	24,234
2.875%, 04/30/2025	7,646	7,409
2.875%, 05/15/2032	3,510	3,290
2.750%, 04/30/2027	4,745	4,527
2.750%, 07/31/2027	2,275	2,168
2.750%, 02/15/2028	17,891	16,966
2.750%, 05/31/2029	36,335	34,172
2.750%, 08/15/2032	8,580	7,947
2.625%, 07/31/2029	49,285	45,981
2.500%, 05/15/2024	7,839	7,607
2.375%, 08/15/2024	2,072	1,999
2.375%, 03/31/2029	14,980	13,786
2.250%, 11/15/2027	8,931	8,289
2.000%, 11/15/2026	10,991	10,208
1.625%, 05/15/2026	14,844	13,701
1.500%, 08/15/2026	45,936	42,013
1.500%, 01/31/2027	16,760	15,210
1.500%, 11/30/2028	11,529	10,111
1.375%, 10/31/2028	26,551	23,145
1.250%, 04/30/2028	8,070	7,062
1.000%, 07/31/2028	8,800	7,546
0.875%, 06/30/2026	12,753	11,432
0.750%, 05/31/2026	26,999	24,135
0.375%, 11/30/2025	6,306	5,652
0.375%, 01/31/2026	40,248	35,888
0.250%, 08/31/2025	20,260	18,231

Total U.S. Treasury Obligations
(Cost $2,090,505) ($ Thousands)		1,878,984

ASSET-BACKED SECURITIES — 10.1%
Automotive — 2.3%

Ally Auto Receivables Trust, Ser 2022-1, Cl A3
3.310%, 11/15/2026	2,019	1,965
Ally Auto Receivables Trust, Ser 2022-2, Cl A4
4.870%, 04/17/2028	1,727	1,726
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/2026	2,666	2,628
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	682	657

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	$1,661	$1,624
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	1,570	1,536
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	1,574	1,461
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	4,538	4,158
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,249
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	1,050	905
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-2A, Cl A
1.660%, 02/20/2028 (D)	3,473	2,982
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (D)	3,126	3,022
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-4A, Cl A
4.770%, 02/20/2029 (D)	1,550	1,494
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,738
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	1,120	1,089
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/15/2032 (D)	1,830	1,772
Chesapeake Funding II LLC, Ser 2020-1A, Cl D
2.830%, 08/15/2032 (D)	500	482
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	1,616	1,557
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,064
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,850
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	836
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	3,565	3,481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A4
3.370%, 07/15/2025	$1,567	$1,520
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (D)	1,188	1,055
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	5,480	5,240
Ford Credit Auto Owner Trust, Ser 2022-A, Cl A3
1.290%, 06/15/2026	1,082	1,030
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A4
4.590%, 12/15/2027	2,786	2,748
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A3
5.270%, 05/17/2027	3,705	3,714
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	791
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,574
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (D)	1,073	1,051
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (D)	361	359
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A3
3.420%, 06/20/2025	912	889
GM Financial Automobile Leasing Trust, Ser 2022-2, Cl A4
3.540%, 05/20/2026	1,802	1,749
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	2,175	2,134
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	2,343	2,294
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A3
3.100%, 02/16/2027	4,709	4,549
GM Financial Consumer Automobile Receivables Trust, Ser 2022-2, Cl A4
3.250%, 04/17/2028	2,511	2,403
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,431	1,376

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	$2,261	$2,253
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A4
4.880%, 08/16/2028	2,467	2,467
GM Financial Revolving Receivables Trust, Ser 2022-1, Cl A
5.910%, 10/11/2035 (D)	2,069	2,097
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl A
1.990%, 06/25/2026 (D)	5,990	5,479
Hertz Vehicle Financing III LLC, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	1,040	1,010
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	1,983	1,695
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	2,030	1,649
Hertz Vehicle Financing LLC, Ser 2022-2A, Cl A
2.330%, 06/26/2028 (D)	3,726	3,244
Hertz Vehicle Financing LLC, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	1,930	1,825
Hertz Vehicle Financing LLC, Ser 2022-5A, Cl A
3.890%, 09/25/2028 (D)	3,943	3,644
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,490	1,454
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A4
3.760%, 12/18/2028	1,070	1,041
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	1,715	1,691
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A4
4.480%, 08/17/2026 (D)	2,293	2,262
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,223
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	2,641	2,512
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	837

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-C, Cl A3
5.390%, 06/15/2027	$4,459	$4,492
Hyundai Auto Receivables Trust, Ser 2022-C, Cl A4
5.520%, 10/16/2028	1,822	1,845
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	206	202
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	516	502
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	939	901
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	1,987	1,866
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,840
Nissan Auto Lease Trust, Ser 2022-A, Cl A3
3.810%, 05/15/2025	3,143	3,087
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,934	1,900
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	1,654	1,623
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	813	796
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,498	1,491
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	1,730	1,683
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A2
2.120%, 10/15/2026	1,572	1,565
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	4,987	4,869
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	3,262	3,192
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	2,380	2,317
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	1,973	1,929

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	$5,937	$5,845
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	1,329	1,330
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	2,920	2,836
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	885	847
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	3,475	3,158
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	3,972	3,752
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	63	63
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A4
3.110%, 08/16/2027	1,873	1,780
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A4
3.770%, 02/15/2028	1,787	1,733
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,008
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,135	1,104
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (D)	241	240
Wheels SPV II LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	760	749
World Omni Auto Receivables Trust, Ser 2022-C, Cl A3
3.660%, 10/15/2027	1,665	1,614
World Omni Auto Receivables Trust, Ser 2022-D, Cl A3
5.610%, 02/15/2028	3,725	3,755
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A3
3.210%, 02/18/2025	1,765	1,725
World Omni Automobile Lease Securitization Trust, Ser 2022-A, Cl A4
3.340%, 06/15/2027	1,040	1,013
		182,787

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.9%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	$5,489	$5,305
American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	9,601	9,342
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/2027	2,807	2,821
BA Credit Card Trust, Ser 2022-A1, Cl A1
3.530%, 11/15/2027	3,297	3,195
BA Credit Card Trust, Ser 2022-A2, Cl A2
5.000%, 04/17/2028	2,388	2,391
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	2,458	2,047
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	2,377	2,298
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	8,531	8,568
Chase Issuance Trust, Ser 2022-A1, Cl A
3.970%, 09/15/2027	734	718
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
4.643%, ICE LIBOR USD 1 Month + 0.770%, 05/14/2029 (A)	5,880	5,765
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	10,712	10,280
Discover Card Execution Note Trust, Ser 2022-A4, Cl A
5.030%, 10/15/2027	8,200	8,237
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (D)	4,870	4,783
Master Credit Card Trust, Ser 2022-4A, Cl B
6.240%, 04/21/2029 (D)	1,405	1,409
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	2,821	2,718
Synchrony Card Funding LLC, Ser 2022-A2, Cl A
3.860%, 07/15/2028	2,827	2,760
		72,637

Mortgage Related Securities — 0.2%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	15	14

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
4.764%, ICE LIBOR USD 1 Month + 0.720%, 09/25/2035 (A)	$2,995	$2,936
Bayview Financial Mortgage Pass-Through Trust, Ser 2006-A, Cl M3
5.004%, ICE LIBOR USD 1 Month + 0.975%, 02/28/2041 (A)	298	296
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
4.764%, ICE LIBOR USD 1 Month + 0.720%, 01/25/2035 (A)	2,115	2,079
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
4.695%, ICE LIBOR USD 1 Month + 0.820%, 09/15/2029 (A)	157	144
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
4.364%, ICE LIBOR USD 1 Month + 0.160%, 08/25/2036 (A)	683	236
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (C)	12	5
RASC Trust, Ser 2005-KS9, Cl M5
4.989%, ICE LIBOR USD 1 Month + 0.630%, 10/25/2035 (A)	5,899	5,797
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
4.356%, ICE LIBOR USD 1 Month + 0.340%, 06/25/2036 (A)	6	6
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	16	14
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
5.044%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2034 (A)	2,018	1,930
		13,457

Other Asset-Backed Securities — 6.7%

522 Funding CLO, Ser 2021-6A, Cl A1R
5.475%, ICE LIBOR USD 3 Month + 1.150%, 10/23/2034 (A)(D)	1,000	962
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
6.193%, ICE LIBOR USD 3 Month + 1.950%, 01/20/2032 (A)(D)	2,420	2,381
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
5.758%, ICE LIBOR USD 3 Month + 1.400%, 11/18/2031 (A)(D)	4,190	4,062

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AccessLex Institute, Ser 2007-A, Cl A3
5.057%, ICE LIBOR USD 3 Month + 0.300%, 05/25/2036 (A)	$1,758	$1,696
ACRES Commercial Realty, Ser 2021-FL1, Cl AS
5.511%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2036 (A)(D)	6,000	5,860
AGL CLO VI, Ser 2021-6A, Cl AR
5.443%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034 (A)(D)	1,360	1,317
Aimco CLO XI, Ser 2021-11A, Cl AR
5.209%, ICE LIBOR USD 3 Month + 1.130%, 10/17/2034 (A)(D)	5,500	5,319
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,071
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,880	4,639
AMMC CLO IX, Ser 2019-19A, Cl AR
5.219%, ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (A)(D)	546	543
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
5.375%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (A)(D)	5,029	4,969
Antares CLO, Ser 2021-1A, Cl A1R
5.785%, ICE LIBOR USD 3 Month + 1.460%, 10/23/2033 (A)(D)	2,500	2,380
Apidos CLO XXXV, Ser 2021-35A, Cl A
5.293%, ICE LIBOR USD 3 Month + 1.050%, 04/20/2034 (A)(D)	1,320	1,276
Applebee's Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/05/2049 (D)	1,980	1,874
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (D)	1,948	1,779
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
5.575%, ICE LIBOR USD 1 Month + 1.700%, 11/15/2036 (A)(D)	4,831	4,580
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
4.668%, SOFR30A + 1.450%, 01/15/2037 (A)(D)	1,848	1,760
Ares LXIII CLO, Ser 2022-63A, Cl A1A
5.343%, TSFR3M + 1.380%, 04/20/2035 (A)(D)	2,750	2,669
Ares XLII Clo, Ser 2021-42A, Cl BR
5.825%, ICE LIBOR USD 3 Month + 1.500%, 01/22/2028 (A)(D)	2,000	1,951

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
5.413%, ICE LIBOR USD 3 Month + 1.170%, 01/20/2035 (A)(D)	$1,230	$1,179
Barings CLO, Ser 2017-IA, Cl AR
5.043%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (A)(D)	2,548	2,520
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	889	729
Brazos Education Loan Authority, Ser 2012-1, Cl A1
4.744%, ICE LIBOR USD 1 Month + 0.700%, 12/26/2035 (A)	798	783
Brazos Higher Education Authority, Ser 2010-1, Cl A2
5.899%, ICE LIBOR USD 3 Month + 1.200%, 02/25/2035 (A)	4,780	4,736
Brazos Higher Education Authority, Ser 2011-1, Cl A2
5.499%, ICE LIBOR USD 3 Month + 0.800%, 02/25/2030 (A)	80	80
Brazos Higher Education Authority, Ser 2011-2, Cl A3
5.358%, ICE LIBOR USD 3 Month + 1.000%, 10/27/2036 (A)	3,220	3,181
BSPRT Issuer, Ser 2019-FL5, Cl A
5.025%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (A)(D)	281	278
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
5.408%, ICE LIBOR USD 3 Month + 1.050%, 07/27/2031 (A)(D)	863	843
Carlyle US CLO, Ser 2021-1A, Cl A2R
5.893%, ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (A)(D)	3,030	2,896
Catskill Park CLO, Ser 2017-1A, Cl A2
5.943%, ICE LIBOR USD 3 Month + 1.700%, 04/20/2029 (A)(D)	1,500	1,464
Cayuga Park CLO, Ser 2021-1A, Cl AR
5.199%, ICE LIBOR USD 3 Month + 1.120%, 07/17/2034 (A)(D)	2,360	2,288
CBAM, Ser 2017-1A, Cl A1
5.493%, ICE LIBOR USD 3 Month + 1.250%, 07/20/2030 (A)(D)	748	737
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,426
Cerberus Loan Funding XXVIII, Ser 2020-1A, Cl A
5.929%, ICE LIBOR USD 3 Month + 1.850%, 10/15/2031 (A)(D)	603	597
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.875%, 11/25/2034 (C)	97	95

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.875%, 11/25/2034 (C)	$96	$94
CIFC Funding, Ser 2021-7A, Cl A1
5.455%, ICE LIBOR USD 3 Month + 1.130%, 01/23/2035 (A)(D)	6,225	5,976
CIT Education Loan Trust, Ser 2007-1, Cl A
3.731%, ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (A)(D)	1,179	1,123
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
4.974%, 09/25/2036 (C)	410	407
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.964%, 03/25/2037 (C)	347	336
CLI Funding VIII LLC, Ser 2022-1A, Cl A1
2.720%, 01/18/2047 (D)	1,674	1,406
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	3,130	3,023
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,263
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
5.666%, ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (A)(D)	583	567
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	425	396
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	901	808
College Avenue Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	1,281	1,093
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	716	598
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	467	398
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.902%, 06/25/2040 (A)(D)	143	7
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
4.584%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2034 (A)	2,027	1,907
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
4.944%, ICE LIBOR USD 1 Month + 0.900%, 10/25/2047 (A)	208	191

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
4.704%, ICE LIBOR USD 1 Month + 0.660%, 07/25/2036 (A)(D)	$27	$26
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
3.995%, ICE LIBOR USD 1 Month + 0.120%, 04/15/2037 (A)	1,263	1,164
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	24	22
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.040%, 12/25/2036 (C)	328	253
Dell Equipment Finance Trust, Ser 2022-2, Cl A3
4.140%, 07/22/2027 (D)	795	779
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	5,820	5,646
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
5.119%, ICE LIBOR USD 3 Month + 1.040%, 04/15/2034 (A)(D)	1,260	1,212
Dryden LXXVII CLO, Ser 2021-77A, Cl BR
6.325%, ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (A)(D)	2,910	2,765
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
4.979%, ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (A)(D)	3,711	3,635
Eaton Vance CLO, Ser 2021-2A, Cl AR
5.229%, ICE LIBOR USD 3 Month + 1.150%, 01/15/2035 (A)(D)	1,830	1,774
Educational Funding of the South, Ser 2011-1, Cl A2
5.008%, ICE LIBOR USD 3 Month + 0.650%, 04/25/2035 (A)	794	789
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	1,790	1,737
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
5.016%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (A)(D)	1,854	1,832
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,586	7,569
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	168
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.704%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (A)	7,016	6,406
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	456	441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
5.843%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2034 (A)(D)	$6,000	$5,729
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
5.963%, ICE LIBOR USD 3 Month + 1.720%, 10/20/2031 (A)(D)	1,500	1,462
Golub Capital Partners CLO XXV MM, Ser 2018-25A, Cl AR
5.912%, ICE LIBOR USD 3 Month + 1.380%, 05/05/2030 (A)(D)	1,799	1,767
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
5.427%, ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (A)(D)	2,931	2,895
GreatAmerica Leasing Receivables Funding LLC, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	1,925	1,920
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
5.593%, ICE LIBOR USD 3 Month + 1.350%, 01/20/2033 (A)(D)	590	579
Halsey Point CLO III, Ser 2020-3A, Cl A1A
5.865%, ICE LIBOR USD 3 Month + 1.450%, 11/30/2032 (A)(D)	700	684
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,713	2,942
HGI CRE CLO, Ser 2021-FL1, Cl A
4.937%, ICE LIBOR USD 1 Month + 1.050%, 06/16/2036 (A)(D)	2,895	2,784
Higher Education Funding I, Ser 2014-1, Cl A
4.047%, ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (A)(D)	814	813
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,220	1,936
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	1,092	1,026
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	3,194	2,770
Home Partners of America Trust, Ser 2022-1, Cl A
3.930%, 04/17/2039 (D)	5,543	5,186
Hotwire Funding LLC, Ser 2021-1, Cl A2
2.311%, 11/20/2051 (D)	1,625	1,411
HPS Loan Management, Ser 2021-16A, Cl A1
5.465%, ICE LIBOR USD 3 Month + 1.140%, 01/23/2035 (A)(D)	7,730	7,448
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,225	1,110

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	$1,643	$1,444
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.813%, 08/25/2038 (A)(D)	607	9
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.972%, 04/25/2040 (A)(D)	116	6
KKR CLO XXXII, Ser 2020-32A, Cl A1
5.399%, ICE LIBOR USD 3 Month + 1.320%, 01/15/2032 (A)(D)	900	887
KREF, Ser 2022-FL3, Cl A
5.382%, TSFR1M + 1.450%, 02/17/2039 (A)(D)	4,100	3,929
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
5.159%, ICE LIBOR USD 3 Month + 1.080%, 07/16/2031 (A)(D)	925	912
LCM XVIII, Ser 2019-19A, Cl AR
5.319%, ICE LIBOR USD 3 Month + 1.240%, 07/15/2027 (A)(D)	88	88
LCM XXI, Ser 2018-21A, Cl AR
5.123%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (A)(D)	460	456
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
5.233%, ICE LIBOR USD 3 Month + 0.990%, 04/20/2032 (A)(D)	4,010	3,905
Magnetite XIV-R, Ser 2018-14RA, Cl A2
5.314%, ICE LIBOR USD 3 Month + 1.120%, 10/18/2031 (A)(D)	2,910	2,840
MF1 LLC, Ser 2022-FL10, Cl A
6.567%, TSFR1M + 2.635%, 09/17/2037 (A)(D)	1,365	1,357
MF1, Ser 2020-FL4, Cl A
5.678%, TSFR1M + 1.814%, 11/15/2035 (A)(D)	1,325	1,300
MF1, Ser 2021-FL6, Cl A
5.011%, ICE LIBOR USD 1 Month + 1.100%, 07/16/2036 (A)(D)	570	546
MF1, Ser 2021-FL7, Cl A
5.019%, ICE LIBOR USD 1 Month + 1.080%, 10/16/2036 (A)(D)	3,875	3,701
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	2,180	2,100
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	904	866
MKS CLO, Ser 2018-2A, Cl A
5.433%, ICE LIBOR USD 3 Month + 1.190%, 01/20/2031 (A)(D)	1,500	1,481
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	1,090	997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	$548	$497
Myers Park CLO, Ser 2018-1A, Cl B1
5.843%, ICE LIBOR USD 3 Month + 1.600%, 10/20/2030 (A)(D)	890	860
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
5.473%, ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (A)(D)	1,086	1,069
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
6.023%, ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (A)(D)	384	387
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	661	640
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	48	48
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	152	149
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	2,786	2,663
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	1,161	1,104
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	1,903	1,803
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	2,264	2,067
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	2,731	2,525
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	806	731
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,332	1,192
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,461	1,298
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	2,680	2,359
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	1,628	1,461

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (D)	$2,959	$2,518
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	698	596
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	1,879	1,586
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	3,068	2,649
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	5,432	4,487
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	2,410	1,974
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	1,616	1,363
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	3,235	2,814
Navient Student Loan Trust, Ser 2014-1, Cl A3
4.526%, ICE LIBOR USD 1 Month + 0.510%, 06/25/2031 (A)	2,648	2,562
Navient Student Loan Trust, Ser 2014-3, Cl A
4.664%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	3,204	3,045
Navient Student Loan Trust, Ser 2014-4, Cl A
4.636%, ICE LIBOR USD 1 Month + 0.620%, 03/25/2083 (A)	2,187	2,117
Navient Student Loan Trust, Ser 2016-3A, Cl A3
5.366%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(D)	1,451	1,428
Navient Student Loan Trust, Ser 2017-3A, Cl A3
5.066%, ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (A)(D)	6,630	6,508
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	2,501	2,346
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	1,087	907
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	2,570	2,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
4.538%, ICE LIBOR USD 3 Month + 0.180%, 10/27/2036 (A)	$662	$640
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
4.518%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2037 (A)	1,190	1,161
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
4.468%, ICE LIBOR USD 3 Month + 0.110%, 10/25/2033 (A)	4,135	3,971
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
3.702%, ICE LIBOR USD 3 Month + 0.100%, 03/23/2037 (A)	3,837	3,700
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
3.722%, ICE LIBOR USD 3 Month + 0.120%, 12/24/2035 (A)	3,378	3,263
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
3.782%, ICE LIBOR USD 3 Month + 0.180%, 03/22/2032 (A)	531	514
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
4.966%, ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (A)(D)	3,735	3,673
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	1,798	1,561
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	1,928	1,697
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	5,740	4,727
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.234%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037 (A)	6,352	6,033
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,557	2,180
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
5.029%, ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (A)(D)	5,969	5,886
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
5.650%, ICE LIBOR USD 3 Month + 1.000%, 02/14/2031 (A)(D)	1,300	1,271
OHA Credit Funding VII, Ser 2022-7A, Cl AR
5.255%, TSFR3M + 1.300%, 02/24/2037 (A)(D)	1,730	1,672

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (D)	$128	$123
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	775	733
Owl Rock CLO III, Ser 2020-3A, Cl A1L
6.043%, ICE LIBOR USD 3 Month + 1.800%, 04/20/2032 (A)(D)	1,620	1,579
Palmer Square CLO, Ser 2021-1A, Cl A1R
5.800%, ICE LIBOR USD 3 Month + 1.150%, 11/14/2034 (A)(D)	2,430	2,343
Palmer Square CLO, Ser 2022-1A, Cl A
5.283%, TSFR3M + 1.320%, 04/20/2035 (A)(D)	5,800	5,614
Pawneee Equipment Receivables, Ser 2021-1, Cl A2
1.100%, 07/15/2027 (D)	1,652	1,572
Point Au Roche Park CLO, Ser 2021-1A, Cl A
5.323%, ICE LIBOR USD 3 Month + 1.080%, 07/20/2034 (A)(D)	3,130	3,036
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	2,653	2,508
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	2,235	2,115
Progress Residential Trust, Ser 2021-SFR11, Cl A
2.283%, 01/17/2039 (D)	1,761	1,467
Progress Residential Trust, Ser 2021-SFR3, Cl A
1.637%, 05/17/2026 (D)	6,184	5,422
RAMP Trust, Ser 2007-RZ1, Cl A3
4.544%, ICE LIBOR USD 1 Month + 0.500%, 02/25/2037 (A)	4,258	4,153
RASC Trust, Ser 2006-KS2, Cl M2
4.629%, ICE LIBOR USD 1 Month + 0.585%, 03/25/2036 (A)	1,703	1,664
Recette CLO, Ser 2021-1A, Cl ARR
5.323%, ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (A)(D)	760	734
Reese Park CLO, Ser 2021-1A, Cl AR
5.209%, ICE LIBOR USD 3 Month + 1.130%, 10/15/2034 (A)(D)	3,690	3,579
Rockford Tower CLO, Ser 2021-2A, Cl AR
5.775%, ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (A)(D)	5,000	4,852
RR III, Ser 2018-3A, Cl A1R2
5.169%, ICE LIBOR USD 3 Month + 1.090%, 01/15/2030 (A)(D)	1,100	1,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	$1,161	$1,103
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	809	763
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,770	1,622
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	915	899
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
5.479%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(D)	1,035	1,026
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl B
3.870%, 09/20/2035 (D)	946	925
Silver Rock CLO I, Ser 2020-1A, Cl A
5.893%, ICE LIBOR USD 3 Month + 1.650%, 10/20/2031 (A)(D)	2,350	2,305
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
8.623%, ICE LIBOR USD 1 Month + 4.750%, 10/15/2041 (A)(D)	1,678	1,792
SLM Student Loan Trust, Ser 2003-4, Cl A5D
4.043%, ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (A)(D)	710	702
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
4.493%, ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (A)(D)	2,609	2,547
SLM Student Loan Trust, Ser 2006-8, Cl A6
4.518%, ICE LIBOR USD 3 Month + 0.160%, 01/25/2041 (A)	3,512	3,270
SLM Student Loan Trust, Ser 2008-2, Cl B
5.558%, ICE LIBOR USD 3 Month + 1.200%, 01/25/2083 (A)	1,155	887
SLM Student Loan Trust, Ser 2008-3, Cl B
5.558%, ICE LIBOR USD 3 Month + 1.200%, 04/26/2083 (A)	1,155	949
SLM Student Loan Trust, Ser 2008-4, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 04/25/2073 (A)	1,155	1,110
SLM Student Loan Trust, Ser 2008-5, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 07/25/2073 (A)	1,155	1,078
SLM Student Loan Trust, Ser 2008-6, Cl A4
5.458%, ICE LIBOR USD 3 Month + 1.100%, 07/25/2023 (A)	3,753	3,624

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-6, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	$1,155	$1,041
SLM Student Loan Trust, Ser 2008-7, Cl B
6.208%, ICE LIBOR USD 3 Month + 1.850%, 07/26/2083 (A)	1,155	986
SLM Student Loan Trust, Ser 2008-8, Cl B
6.608%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2075 (A)	1,155	1,099
SLM Student Loan Trust, Ser 2008-9, Cl A
5.858%, ICE LIBOR USD 3 Month + 1.500%, 04/25/2023 (A)	2,467	2,437
SLM Student Loan Trust, Ser 2008-9, Cl B
6.608%, ICE LIBOR USD 3 Month + 2.250%, 10/25/2083 (A)	1,155	1,062
SLM Student Loan Trust, Ser 2011-2, Cl A2
5.216%, ICE LIBOR USD 1 Month + 1.200%, 10/25/2034 (A)	384	381
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
4.908%, ICE LIBOR USD 3 Month + 0.550%, 10/25/2064 (A)(D)	5,740	5,401
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	421	397
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
5.323%, ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (A)(D)	546	540
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
4.973%, ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (A)(D)	490	487
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	687	645
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	3,220	3,061
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	1,043	946
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	1,360	1,198
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	2,142	1,886
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	5,969	5,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	$1,327	$1,135
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	4,837	4,061
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	3,112	2,779
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
4.675%, ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (A)(D)	3,005	2,848
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	2,655	2,272
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	864
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	5,201	4,603
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	4,430	3,957
SMB Private Education Loan Trust, Ser 2022-C, Cl A1A
4.480%, 05/16/2050 (D)	1,480	1,420
SMB Private Education Loan Trust, Ser 2022-D, Cl A1B
5.018%, SOFR30A + 1.800%, 10/15/2058 (A)(D)	1,997	1,967
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	45	43
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	90	89
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	249	223
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	1,624	1,290
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,839	1,440
South Carolina Student Loan, Ser 2015-A, Cl A
5.544%, ICE LIBOR USD 1 Month + 1.500%, 01/25/2036 (A)	1,062	1,056

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Southwick Park CLO LLC, Ser 2021-4A, Cl A1R
5.303%, ICE LIBOR USD 3 Month + 1.060%, 07/20/2032 (A)(D)	$5,170	$5,059
Stack Infrastructure Issuer LLC, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (D)	977	954
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	6,252	5,522
Structured Asset Investment Loan Trust, Ser 2004-7, Cl A8
5.244%, ICE LIBOR USD 1 Month + 1.200%, 08/25/2034 (A)	950	911
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
4.594%, ICE LIBOR USD 1 Month + 0.550%, 09/25/2034 (A)	2,373	2,205
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
4.384%, ICE LIBOR USD 1 Month + 0.340%, 12/25/2036 (A)	2,069	2,010
STWD, Ser 2019-FL1, Cl A
5.005%, TSFR1M + 1.194%, 07/15/2038 (A)(D)	484	478
STWD, Ser 2022-FL3, Cl A
4.568%, SOFR30A + 1.350%, 11/15/2038 (A)(D)	200	192
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	3,010	2,999
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (A)(D)	1,361	1,330
Trestles CLO IV, Ser 2021-4A, Cl B1
5.978%, ICE LIBOR USD 3 Month + 1.700%, 07/21/2034 (A)(D)	6,300	6,026
Triton Container Finance VIII LLC, Ser 2020-1A, Cl A
2.110%, 09/20/2045 (D)	1,007	855
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	2,081	1,757
TRTX Issuer, Ser 2022-FL5, Cl A
5.017%, SOFR30A + 1.650%, 02/15/2039 (A)(D)	4,050	3,900
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	234	218
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	459	405
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	1,005	965

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	$1,270	$1,226
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	9,324	8,966
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,262	5,025
Venture XXXII CLO, Ser 2018-32A, Cl A2A
5.264%, ICE LIBOR USD 3 Month + 1.070%, 07/18/2031 (A)(D)	900	884
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,419
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028 (C)	3,208	3,099
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029 (C)	2,888	2,799
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	124	123
Voya CLO, Ser 2018-3A, Cl A1A
5.229%, ICE LIBOR USD 3 Month + 1.150%, 10/15/2031 (A)(D)	2,810	2,761
Voya CLO, Ser 2018-3A, Cl A1R
5.384%, ICE LIBOR USD 3 Month + 1.190%, 10/18/2031 (A)(D)	750	739
Voya CLO, Ser 2021-3A, Cl A1R
5.283%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2034 (A)(D)	1,110	1,075
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
4.334%, ICE LIBOR USD 1 Month + 0.290%, 07/25/2036 (A)	8,710	8,452
Wendy's Funding LLC, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (D)	3,990	3,205
Whitebox CLO II, Ser 2021-2A, Cl A1R
5.545%, ICE LIBOR USD 3 Month + 1.220%, 10/24/2034 (A)(D)	1,810	1,740
Whitebox CLO III, Ser 2021-3A, Cl A1
5.299%, ICE LIBOR USD 3 Month + 1.220%, 10/15/2034 (A)(D)	2,140	2,051
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
5.589%, ICE LIBOR USD 3 Month + 1.510%, 07/16/2031 (A)(D)	1,910	1,888
Zais CLO XIII, Ser 2019-13A, Cl A1A
5.569%, ICE LIBOR USD 3 Month + 1.490%, 07/15/2032 (A)(D)	1,302	1,278
		512,525

Total Asset-Backed Securities
(Cost $821,230) ($ Thousands)		781,406

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
1.610%, 09/04/2024		$6,180	$5,866
1.200%, 12/23/2024		24,815	23,141
1.040%, 06/14/2024		24,830	23,443
FHLB DN
0.000%, 04/14/2023(B)		15,000	14,748
FHLMC
0.000%, 07/15/2031(B)		600	419
FHLMC MTN
0.000%, 12/14/2029(B)		2,887	2,171
FNMA
2.625%, 09/06/2024		510	494
0.500%, 06/17/2025		7,405	6,744
0.000%, 11/15/2030(B)		8,487	6,127
Resolution Funding Interest STRIP
0.000%, 01/15/2030(B)		1,930	1,416
Resolution Funding Principal STRIP
0.000%, 04/15/2030(B)		2,570	1,857
Tennessee Valley Authority
0.750%, 05/15/2025		1,895	1,729
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(B)		1,000	883

Total U.S. Government Agency Obligations
(Cost $95,660) ($ Thousands)			89,038

SOVEREIGN DEBT — 0.7%

Bermuda Government International Bond
5.000%, 07/15/2032(D)		953	917
Chile Government International Bond
4.340%, 03/07/2042		595	507
3.100%, 05/07/2041		1,310	954
China Government Bond
3.310%, 11/30/2025	CNY	5,000	714
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	1,829
5.200%, 05/15/2049		3,500	2,316
5.000%, 06/15/2045		3,310	2,184
3.125%, 04/15/2031		1,010	737
Export-Import Bank of India
3.375%, 08/05/2026(D)		1,410	1,311
Export-Import Bank of Korea
4.500%, 09/15/2032		1,115	1,099
Indonesia Government International Bond
5.250%, 01/08/2047(D)		410	398
4.750%, 07/18/2047(D)		400	362
4.650%, 09/20/2032		1,061	1,042

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Israel Government AID Bond
5.500%, 09/18/2033	$1,000	$1,107
0.000%, 11/01/2024(B)	1,000	914
0.000%, 02/15/2025(B)	1,000	906
0.000%, 08/15/2025(B)	1,000	884
Israel Government International Bond
3.375%, 01/15/2050	430	328
2.750%, 07/03/2030	720	651
Italy Government International Bond
3.875%, 05/06/2051	619	423
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)	2,480	2,207
Mexico Government International Bond
6.050%, 01/11/2040	4,408	4,421
4.875%, 05/19/2033	1,912	1,796
4.750%, 03/08/2044	4,300	3,611
4.600%, 02/10/2048	393	316
4.500%, 04/22/2029	1,983	1,924
4.400%, 02/12/2052	2,452	1,883
3.500%, 02/12/2034	1,932	1,601
2.659%, 05/24/2031	3,630	3,001
Panama Government International Bond
6.700%, 01/26/2036	1,830	1,933
4.500%, 05/15/2047	530	413
4.500%, 04/01/2056	830	616
4.300%, 04/29/2053	950	700
3.160%, 01/23/2030	310	268
Paraguay Government International Bond
5.400%, 03/30/2050(D)	1,321	1,110
Peruvian Government International Bond
3.600%, 01/15/2072	2,490	1,652
3.550%, 03/10/2051	240	174
3.000%, 01/15/2034	556	449
Poland Government International Bond
5.750%, 11/16/2032	1,599	1,686
Province of Saskatchewan Canada
3.250%, 06/08/2027	1,110	1,067
Uruguay Government International Bond
5.750%, 10/28/2034	2,480	2,694
5.100%, 06/18/2050	2,630	2,588
4.375%, 01/23/2031	680	679

Total Sovereign Debt
(Cost $66,057) ($ Thousands)		56,372

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,260	942
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	1,490	1,113

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	$4,750	$3,209

		5,264

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	158	158
6.637%, 04/01/2057	2,301	2,403

		2,561

Michigan — 0.0%
University of Michigan, Ser A, RB
3.504%, 04/01/2052	1,270	1,001

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,407

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,439
New York City, Ser D, GO
1.823%, 08/01/2030	2,205	1,776
New York City, Sub-Ser A, GO
3.000%, 08/01/2034	870	716
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	848
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	1,696
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,795	2,201
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	436

		9,112

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	587

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	499	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	$1,154	$1,381
University of Texas, Ser B, RB
2.439%, 08/15/2049	585	380

		1,761

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	1,595	1,003
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	71	71

		1,074

Total Municipal Bonds
(Cost $28,788) ($ Thousands)		23,269

	Shares
AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
3.810% **†(J)	8,809,511	8,796

Total Affiliated Partnership
(Cost $8,810) ($ Thousands)		8,796

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	238,496,933	238,497

Total Cash Equivalent
(Cost $238,497) ($ Thousands)		238,497

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $1,324) ($ Thousands)		1,235

Total Investments in Securities — 108.9%
(Cost $9,168,530) ($ Thousands)		$8,438,817

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $4,146) ($ Thousands)		$(2,955)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the exchange traded option contracts held by the Fund at November 30, 2022 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Call Options
December 2022, IMM Eurodollar Future Option	792	$188,303	$98.38	12/17/2022	$5
December 2022, SOFR 1 Year MidCurve Future Option	361	86,261	95.75	12/17/2022	77
December 2022, SOFR 1 Year MidCurve Future Option	145	34,648	95.50	12/17/2022	71
December 2022, SOFR 1 Year MidCurve Future Option	285	68,101	96.50	12/17/2022	3
January 2023, U.S. 10 Year Future Option	264	29,964	110.00	12/17/2022	945
January 2023, U.S. 10 Year Future Option	76	8,626	113.00	12/17/2022	91
January 2023, U.S. 10 Year Future Option	47	5,334	113.50	12/17/2022	43

		421,237			1,235

Total Purchased Options		$421,237			$1,235
WRITTEN OPTIONS — 0.0%
Put Options
June 2023, IMM Eurodollar Future Option	(165)	$(39,117)	97.00	06/17/23	$(898)
January 2023, U.S. 5 Year Future Option	(275)	(29,857)	106.25	12/17/22	(19)

		(68,974)			(917)

Call Options
September 2023, 3-Month SOFR Future Option	(297)	(70,731)	98.75	09/16/2023	(11)
December 2023, 3-Month SOFR Future Option	(143)	(34,170)	96.63	12/16/2023	(81)
December 2023, 3-Month SOFR Future Option	(506)	(120,909)	96.50	12/16/2023	(319)
December 2022, IMM Eurodollar Future Option	(364)	(86,543)	96.50	12/17/2022	(2)
December 2022, IMM Eurodollar Future Option	(792)	(188,303)	98.13	12/17/2022	(5)
December 2022, IMM Eurodollar Future Option	(1,427)	(339,278)	97.00	12/17/2022	(9)
June 2023, IMM Eurodollar Future Option	(218)	(51,682)	97.50	06/17/2023	(11)
January 2023, U.S. 10 Year Future Option	(706)	(80,131)	111.50	12/17/2022	(1,600)

		(971,747)			(2,038)

Total Written Options		$(1,040,721)			$(2,955)

A list of the open futures contracts held by the Fund at November 30, 2022 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	177	Mar-2023	$42,069	$41,967	$(102)
90-Day Euro$	778	Dec-2022	190,854	184,974	(5,880)
Euro-Bobl	68	Dec-2022	8,282	8,404	(167)
Euro-Bund	3	Dec-2022	432	435	(11)
Three-Month SOFR	4	Sep-2023	965	951	(14)
Three-Month SOFR	1,363	Mar-2025	329,386	329,948	562
Three-Month SOFR	168	Mar-2026	40,482	40,742	260
U.S. 2-Year Treasury Note	1,644	Mar-2023	336,788	337,611	823
U.S. 5-Year Treasury Note	3,524	Mar-2023	380,802	382,602	1,800
U.S. 10-Year Treasury Note	451	Mar-2023	51,146	51,188	42
U.S. Long Treasury Bond	973	Mar-2023	122,516	123,571	1,055

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
U.S. Ultra Long Treasury Bond	443	Mar-2023	$59,609	$60,373	$764
			1,563,331	1,562,766	(868)
Short Contracts
90-Day Euro$	(560)	Mar-2025	$(137,024)	$(135,317)	$1,707
Three-Month SOFR	(1,565)	Mar-2024	(376,282)	(373,956)	2,326
U.S. Long Treasury Bond	(288)	Mar-2023	(36,162)	(36,576)	(414)
Ultra 10-Year U.S. Treasury Note	(1,235)	Mar-2023	(146,709)	(147,776)	(1,067)
			(696,177)	(693,625)	2,552
			$867,154	$869,141	$1,684

A list of the open forward foreign currency contracts held by the Fund at November 30, 2022 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	01/18/23	GBP	1,568	USD	1,805	$(66)
Morgan Stanley	01/18/23	USD	578	EUR	575	17
Morgan Stanley	01/18/23	USD	2,494	AUD	3,860	96
Morgan Stanley	01/18/23	CNH	9,709	USD	1,364	(13)
Morgan Stanley	01/18/23	CAD	10,998	USD	8,006	(114)
Morgan Stanley	01/18/23	USD	12,345	CAD	16,858	102
						$22

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2022 is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS MarkIt 100.0 BPS 5.2 Year	1.00%	Quarterly	12/20/2027	$435,140	$4,634	$(276)	$4,910

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.95%	Floating	Annually	06/10/2024	USD	125,970	$(4,996)	$–	$(4,996)
1.785%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	3,535	1,002	–	1,002
1.7725%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	4,780	1,366	–	1,366
2.50% FIXED	Secured Overnight Financing Rate	Annually	04/21/2052	USD	9,190	1,063	16	1,047
- 2.60% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	10,104	1,038	689	349
- 2.62% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	2,934	295	3	292
- 2.51% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	3,780	451	25	426
1.65%	Secured Overnight Financing Rate	Annually	08/15/2047	USD	7,577	2,001	741	1,260
1.63%	Secured Overnight Financing Rate	Annually	05/15/2047	USD	15,520	4,138	657	3,481
1.52% FIXED	Secured Overnight Financing Rate	Annually	02/15/2047	USD	20,626	5,857	(24)	5,881
1.72875%	3-MONTH USD - LIBOR	Annually	02/15/2047	USD	9,870	2,462	118	2,344
1.8075%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	2,390	668	–	668
FIXED 0.56	Secured Overnight Financing Rate	Annually	07/20/2045	USD	7,490	3,213	88	3,125
3.85% FIXED	USD-SOFR-OIS COMPOUND	Annually	06/30/2029	USD	25,630	(588)	32	(620)
- 3.27% FIXED	USD-SOFR-OIS COMPOUND	Annually	04/30/2029	USD	60,986	696	(944)	1,640
2.85% FIXED	Secured Overnight Financing Rate	Annually	02/15/2029	USD	17,852	625	(36)	661
1.22%	Secured Overnight Financing Rate	Annually	08/15/2028	USD	15,938	1,872	(1)	1,873
Secured Overnight Financing Rate	1.13%	Annually	08/15/2028	USD	26,165	3,194	121	3,073

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Secured Overnight Financing Rate	1.50%	Annually	03/04/2027	USD	6,286	$(521)	$(11)	$(510)
Float	1.39% Fixed	Semi-Annually	09/28/2025	USD	65,735	(3,085)	–	(3,085)
3 MONTH USD - LIBOR	1.0725%	Semi-Annually	07/24/2025	USD	28,610	(1,612)	–	(1,612)
3 MONTH USD - LIBOR	1.0355%	Semi-Annually	07/24/2025	USD	42,325	(2,415)	–	(2,415)
3 MONTH USD - LIBOR	1.0255%	Semi-Annually	07/24/2025	USD	57,220	(3,274)	–	(3,274)
2.00% FIXED	Secured Overnight Financing Rate	Annually	03/18/2032	USD	10,958	1,203	66	1,137
1.87%	Floating	Quarterly	09/28/2053	USD	5,610	1,471	–	1,471
						$16,124	$1,540	$14,584

Percentages are based on Net Assets of $7,748,114 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $1,340,064 ($ Thousands), representing 17.3% of the Net Assets of the Fund.

(E)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $9,904 ($ Thousands).

(F)	Security is in default on interest payment.
(G)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2022 was $1,675 ($ Thousands) and represented 0.0% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(H)	Perpetual security with no stated maturity date.
(I)	Interest rate represents the security's effective yield at the time of purchase.
(J)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $8,796 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,031,080	–	3,031,080
Corporate Obligations	–	2,330,140	–	2,330,140
U.S. Treasury Obligations	–	1,878,984	–	1,878,984
Asset-Backed Securities	–	781,406	–	781,406
U.S. Government Agency Obligations	–	89,038	–	89,038
Sovereign Debt	–	56,372	–	56,372
Municipal Bonds	–	23,269	–	23,269
Affiliated Partnership	–	8,796	–	8,796
Cash Equivalent	–	238,497	–	238,497
Purchased Options	1,235	–	–	1,235
Total Investments in Securities	1,235	8,437,582	–	8,438,817

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(2,955)	–	–	(2,955)
Futures Contracts*
Unrealized Appreciation	9,339	–	–	9,339
Unrealized Depreciation	(7,655)	–	–	(7,655)
Forwards Contracts*
Unrealized Appreciation	–	215	–	215
Unrealized Depreciation	–	(193)	–	(193)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	4,910	–	4,910
Interest Rate Swaps*
Unrealized Appreciation	–	31,096	–	31,096
Unrealized Depreciation	–	(16,512)	–	(16,512)
Total Other Financial Instruments	(1,271)	19,516	–	18,245

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Core Fixed Income Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$10,360	$39,047	$(40,611)	$—	$—	$8,796	$26	$—
SEI Daily Income Trust, Government Fund, Cl F	290,087	3,351,873	(3,403,463)	—	—	238,497	2,882	—
Totals	$300,447	$3,390,920	(3,444,074)	—	—	$247,293	$2,908	—

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2022, is as follows:

Description	Face Amount (Thousands)	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligation
Ruby Pipeline	$1,727	2/11/2021	$1,804	$1,675
			$1,804	$1,675

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.1%
Communication Services — 14.4%
Altice Financing
5.750%, 08/15/2029 (A)	$3,859	$3,156
5.000%, 01/15/2028 (A)	6,313	5,151
Altice France
8.125%, 02/01/2027 (A)	761	725
5.500%, 01/15/2028 (A)	200	167
5.500%, 10/15/2029 (A)	2,420	1,941
5.125%, 07/15/2029 (A)	723	570
Altice France Holding
10.500%, 05/15/2027 (A)	8,009	6,327
6.000%, 02/15/2028 (A)	2,612	1,751
AMC Entertainment Holdings
10.000%, 06/15/2026 (A)	1,485	555
6.125%, 05/15/2027	680	158
5.750%, 06/15/2025	115	39
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,123	2,346
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	2,380
4.250%, 06/01/2028 (A)	373	307
Audacy Capital
6.750%, 03/31/2029 (A)	5,551	1,253
6.500%, 05/01/2027 (A)	1,830	466
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)	3,220	2,078
Belo
7.250%, 09/15/2027	442	428

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
British Telecommunications
4.500%, 12/04/2023	$1,270	$1,259
CCO Holdings LLC
5.375%, 06/01/2029 (A)	738	670
5.125%, 05/01/2027 (A)	3,902	3,693
5.000%, 02/01/2028 (A)	5,281	4,855
4.750%, 03/01/2030 (A)	1,925	1,655
4.750%, 02/01/2032 (A)	190	159
4.500%, 08/15/2030 (A)	7,841	6,606
4.500%, 05/01/2032	3,490	2,880
4.250%, 02/01/2031 (A)	8,535	6,929
4.250%, 01/15/2034 (A)	1,390	1,083
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	2,169	2,043
3.950%, 06/30/2062	1,360	849
Cinemark USA
8.750%, 05/01/2025 (A)	261	266
5.250%, 07/15/2028 (A)	240	192
Clear Channel International BV
6.625%, 08/01/2025 (A)	887	840
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	508	379
7.500%, 06/01/2029 (A)	807	599
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	3,300	2,844
CMG Media
8.875%, 12/15/2027 (A)	6,633	5,041
Comcast
2.987%, 11/01/2063	4,000	2,531
2.937%, 11/01/2056	2,045	1,326
Connect Finco SARL
6.750%, 10/01/2026 (A)	882	834
Consolidated Communications
6.500%, 10/01/2028 (A)	4,598	3,783
CSC Holdings LLC
7.500%, 04/01/2028 (A)	5,845	4,553
6.500%, 02/01/2029 (A)	3,360	3,062
5.750%, 01/15/2030 (A)	5,009	3,411
5.250%, 06/01/2024	546	526
4.625%, 12/01/2030 (A)	1,781	1,129
4.500%, 11/15/2031 (A)	909	693
3.375%, 02/15/2031 (A)	1,337	964
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	1,616	1,354
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	5,251	187
5.375%, 08/15/2026 (A)	10,790	1,753
Directv Financing LLC
5.875%, 08/15/2027 (A)	6,389	5,862

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DISH DBS
7.750%, 07/01/2026	$5,197	$4,353
7.375%, 07/01/2028	9,010	6,646
5.875%, 11/15/2024	4,276	4,063
5.750%, 12/01/2028 (A)	3,213	2,606
5.250%, 12/01/2026 (A)	3,705	3,181
5.125%, 06/01/2029	3,980	2,622
5.000%, 03/15/2023	2,654	2,634
DISH Network
11.750%, 11/15/2027 (A)	3,376	3,470
DKT Finance ApS
9.375%, 06/17/2023 (A)	1,979	1,904
Embarq
7.995%, 06/01/2036	1,102	468
Frontier Communications
6.750%, 05/01/2029 (A)	475	399
5.875%, 10/15/2027 (A)	362	344
5.000%, 05/01/2028 (A)	1,135	1,010
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	3,373	3,489
6.000%, 01/15/2030 (A)	1,662	1,360
5.875%, 11/01/2029	1,773	1,415
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	264	210
GCI LLC
4.750%, 10/15/2028 (A)	795	681
Gray Escrow II
5.375%, 11/15/2031 (A)	2,154	1,643
Gray Television
7.000%, 05/15/2027 (A)	419	385
4.750%, 10/15/2030 (A)	685	507
iHeartCommunications
8.375%, 05/01/2027	935	832
6.375%, 05/01/2026	154	146
5.250%, 08/15/2027 (A)	1,952	1,738
4.750%, 01/15/2028 (A)	425	367
Iliad Holding SASU
7.000%, 10/15/2028 (A)	310	292
6.500%, 10/15/2026 (A)	1,545	1,469
Intelsat Jackson
0.000%, 12/31/2049 (B)(C)	6,854	–
Intelsat Jackson Holdings
6.500%, 03/15/2030 (A)	2,187	2,012
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	2,548
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,076	2,910
Level 3 Financing
4.625%, 09/15/2027 (A)	3,763	3,170
4.250%, 07/01/2028 (A)	453	355
3.750%, 07/15/2029 (A)	535	387
3.625%, 01/15/2029 (A)	4,222	3,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Live Nation Entertainment
6.500%, 05/15/2027 (A)	$893	$895
5.625%, 03/15/2026 (A)	466	442
4.875%, 11/01/2024 (A)	1,660	1,634
4.750%, 10/15/2027 (A)	3,459	3,122
Lumen Technologies
5.625%, 04/01/2025	1,296	1,244
5.375%, 06/15/2029 (A)	466	329
5.125%, 12/15/2026 (A)	3,105	2,655
4.500%, 01/15/2029 (A)	4,245	2,875
4.000%, 02/15/2027 (A)	2,915	2,485
McGraw-Hill Education
5.750%, 08/01/2028 (A)	4,590	4,079
Midcontinent Communications
5.375%, 08/15/2027 (A)	1,062	977
Millennium Escrow
6.625%, 08/01/2026 (A)	2,465	1,775
Netflix
5.375%, 11/15/2029 (A)	275	270
4.875%, 06/15/2030 (A)	2,271	2,145
News
5.125%, 02/15/2032 (A)	255	234
3.875%, 05/15/2029 (A)	428	380
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	2,063	1,945
4.750%, 11/01/2028 (A)	3,598	3,202
Northwest Fiber LLC
4.750%, 04/30/2027 (A)	3,620	3,204
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	557
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	4,457	2,405
4.500%, 09/15/2026 (A)	882	721
ROBLOX
3.875%, 05/01/2030 (A)	1,284	1,051
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,284
Salem Media Group
6.750%, 06/01/2024 (A)	1,713	1,645
Scripps Escrow
5.875%, 07/15/2027 (A)	190	169
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	116
3.875%, 01/15/2029 (A)	3,391	2,850
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	305
4.125%, 12/01/2030 (A)	6,290	4,823
Sirius XM Radio
5.500%, 07/01/2029 (A)	861	802
5.000%, 08/01/2027 (A)	2,516	2,348
4.125%, 07/01/2030 (A)	3,073	2,593
4.000%, 07/15/2028 (A)	1,262	1,115

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 09/01/2031 (A)	$2,515	$2,056
SoftBank Group
5.125%, 09/19/2027	799	689
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	3,310	1,965
Sprint Capital
8.750%, 03/15/2032	4,090	4,890
Sprint LLC
7.125%, 06/15/2024	3,000	3,064
Stagwell Global LLC
5.625%, 08/15/2029 (A)	430	369
TEGNA
4.625%, 03/15/2028	3,495	3,296
Telecom Italia Capital
6.000%, 09/30/2034	265	205
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,600	3,224
Telesat Canada
6.500%, 10/15/2027 (A)	5,509	1,694
5.625%, 12/06/2026 (A)	2,048	966
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,728
T-Mobile USA
3.500%, 04/15/2031	3,100	2,699
3.375%, 04/15/2029	1,075	950
U.S. Cellular
6.700%, 12/15/2033	2,095	1,833
Univision Communications
7.375%, 06/30/2030 (A)	229	229
6.625%, 06/01/2027 (A)	65	63
4.500%, 05/01/2029 (A)	2,901	2,469
Urban One
7.375%, 02/01/2028 (A)	7,650	6,464
Verizon Communications
3.000%, 11/20/2060	1,320	814
2.987%, 10/30/2056	2,270	1,432
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,012
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	757	632
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	1,593	1,366
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,325	1,866
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,680	1,390
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,738	2,396
WMG Acquisition
3.875%, 07/15/2030 (A)	50	43
3.750%, 12/01/2029 (A)	425	367
3.000%, 02/15/2031 (A)	1,355	1,123

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Zayo Group Holdings
6.125%, 03/01/2028 (A)	$1,321	$717
ZipRecruiter
5.000%, 01/15/2030 (A)	2,830	2,311

		278,340

Consumer Discretionary — 11.8%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,660	1,510
4.000%, 10/15/2030 (A)	370	312
3.875%, 01/15/2028 (A)	222	198
Abercrombie & Fitch Management
8.750%, 07/15/2025 (A)	873	869
Academy
6.000%, 11/15/2027 (A)	975	923
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	4,020	3,752
Adtalem Global Education
5.500%, 03/01/2028 (A)	1,552	1,443
Air Canada
3.875%, 08/15/2026 (A)	1,775	1,624
Amazon.com
2.700%, 06/03/2060	3,426	2,166
American Axle & Manufacturing
6.875%, 07/01/2028	492	474
6.500%, 04/01/2027	950	893
5.000%, 10/01/2029	285	248
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,657
American Greetings
8.750%, 04/15/2025 (A)	3,540	3,429
Aramark Services
5.000%, 02/01/2028 (A)	740	692
Asbury Automotive Group
4.750%, 03/01/2030	202	173
4.625%, 11/15/2029 (A)	1,370	1,195
4.500%, 03/01/2028	3,403	3,079
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	5,296	4,699
4.625%, 08/01/2029 (A)	345	271
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	1,411	1,358
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(J)	2,600	–
Avianca Midco 2
9.000%, 12/01/2028 (A)	3,123	2,310
Bath & Body Works
9.375%, 07/01/2025 (A)	29	30
7.600%, 07/15/2037	780	672
7.500%, 06/15/2029	542	544
6.875%, 11/01/2035	979	886
6.750%, 07/01/2036	2,997	2,632

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.694%, 01/15/2027	$149	$145
6.625%, 10/01/2030 (A)	2,874	2,691
5.250%, 02/01/2028	2,816	2,592
BCPE Ulysses Intermediate
7.750%cash/8.500% PIK, 04/01/2027 (A)	2,466	1,625
Bloomin' Brands
5.125%, 04/15/2029 (A)	1,850	1,598
Boyne USA
4.750%, 05/15/2029 (A)	304	271
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	852
Caesars Entertainment
8.125%, 07/01/2027 (A)	1,596	1,602
6.250%, 07/01/2025 (A)	150	148
4.625%, 10/15/2029 (A)	276	231
Carnival
10.500%, 02/01/2026 (A)	144	146
10.500%, 06/01/2030 (A)	2,325	1,991
9.875%, 08/01/2027 (A)	2,310	2,255
6.000%, 05/01/2029 (A)	112	79
5.750%, 03/01/2027 (A)	7,988	5,940
4.000%, 08/01/2028 (A)	413	344
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	405	422
Carvana
10.250%, 05/01/2030 (A)	87	37
5.875%, 10/01/2028 (A)	413	145
5.625%, 10/01/2025 (A)	788	355
4.875%, 09/01/2029 (A)	1,368	457
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	627	556
Cedar Fair
5.250%, 07/15/2029	545	476
Cengage Learning
9.500%, 06/15/2024 (A)	1,630	1,546
Century Communities
6.750%, 06/01/2027	624	605
Clarios Global
8.500%, 05/15/2027 (A)	2,350	2,300
6.750%, 05/15/2025 (A)	896	895
6.250%, 05/15/2026 (A)	1,431	1,418
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	768	803
5.625%, 11/15/2026 (A)	1,485	621
Crocs
4.125%, 08/15/2031 (A)	985	787
Dana
5.625%, 06/15/2028	868	799
5.375%, 11/15/2027	958	878
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	4,389	2,921

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
eG Global Finance
8.500%, 10/30/2025 (A)	$842	$804
6.750%, 02/07/2025 (A)	6,786	6,175
Empire Resorts
7.750%, 11/01/2026 (A)	5,240	4,251
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,481	–
Ford Motor
4.750%, 01/15/2043	2,940	2,176
Ford Motor Credit LLC
5.125%, 06/16/2025	2,583	2,501
5.113%, 05/03/2029	3,775	3,519
4.687%, 06/09/2025	1,245	1,198
4.542%, 08/01/2026	1,481	1,394
4.271%, 01/09/2027	485	449
4.134%, 08/04/2025	1,600	1,514
4.125%, 08/17/2027	3,227	2,944
4.063%, 11/01/2024	1,287	1,242
4.000%, 11/13/2030	2,273	1,923
3.810%, 01/09/2024	90	88
3.625%, 06/17/2031	7,173	5,883
3.375%, 11/13/2025	207	191
2.900%, 02/16/2028	3,550	2,966
2.700%, 08/10/2026	200	174
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	618
Gap
3.875%, 10/01/2031 (A)	108	82
3.625%, 10/01/2029 (A)	385	296
Goodyear Tire & Rubber
5.250%, 04/30/2031	604	516
5.250%, 07/15/2031	199	170
5.000%, 07/15/2029	517	450
Hanesbrands
4.625%, 05/15/2024 (A)	3,394	3,292
Hertz (Escrow Security) (C)
0.000%, 10/15/2024	1,573	47
0.000%, 08/01/2026	715	61
0.000%, 01/15/2028	420	36
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	320
4.875%, 01/15/2030	130	120
4.000%, 05/01/2031 (A)	2,190	1,842
3.750%, 05/01/2029 (A)	2,012	1,785
3.625%, 02/15/2032 (A)	1,854	1,526
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	398	383
International Game Technology
6.250%, 01/15/2027 (A)	1,375	1,366
Jacobs Entertainment
6.750%, 02/15/2029 (A)	2,095	1,885

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	$3,750	$2,681
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	374
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	2,212	1,524
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	3,779	3,160
Liberty Interactive LLC
8.250%, 02/01/2030	6,509	3,254
Life Time
5.750%, 01/15/2026 (A)	2,697	2,593
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	2,138	1,390
Lithia Motors
4.375%, 01/15/2031 (A)	1,194	1,010
3.875%, 06/01/2029 (A)	1,513	1,269
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	3,745	3,456
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	5,084	3,965
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	191	189
4.500%, 06/15/2029 (A)	72	61
Mattamy Group
4.625%, 03/01/2030 (A)	1,082	891
Meritage Homes
3.875%, 04/15/2029 (A)	1,489	1,262
MGM Resorts International
6.750%, 05/01/2025	495	493
6.000%, 03/15/2023	1,115	1,115
5.750%, 06/15/2025	336	328
5.500%, 04/15/2027	150	141
Michaels
7.875%, 05/01/2029 (A)	3,935	2,327
5.250%, 05/01/2028 (A)	1,810	1,326
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	1,916
NCL
5.875%, 02/15/2027 (A)	1,675	1,491
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2022 (B)(C)	2,835	801
Newell Brands
6.625%, 09/15/2029	77	76
6.375%, 09/15/2027	77	76
Nissan Motor
4.345%, 09/17/2027 (A)	2,235	2,014
Nordstrom
4.375%, 04/01/2030	1,553	1,247
PetSmart
7.750%, 02/15/2029 (A)	250	231
4.750%, 02/15/2028 (A)	695	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	$543	$476
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	1,327	1,363
9.250%, 01/15/2029 (A)	345	353
8.250%, 01/15/2029 (A)	345	350
5.500%, 08/31/2026 (A)	2,425	2,104
5.500%, 04/01/2028 (A)	795	649
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	437	469
Service International
5.125%, 06/01/2029	82	78
3.375%, 08/15/2030	273	227
Shea Homes
4.750%, 02/15/2028	1,081	930
4.750%, 04/01/2029	1,323	1,091
Six Flags Entertainment
5.500%, 04/15/2027 (A)	862	778
4.875%, 07/31/2024 (A)	3,623	3,522
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(J)	647	649
Sonic Automotive
4.625%, 11/15/2029 (A)	317	262
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	4,062	3,356
SRS Distribution
6.125%, 07/01/2029 (A)	1,813	1,504
6.000%, 12/01/2029 (A)	745	610
4.625%, 07/01/2028 (A)	357	319
Staples
10.750%, 04/15/2027 (A)	940	687
7.500%, 04/15/2026 (A)	3,751	3,346
Starbucks
3.550%, 08/15/2029	887	834
Station Casinos LLC
4.500%, 02/15/2028 (A)	2,287	2,017
Studio City Finance
5.000%, 01/15/2029 (A)	4,170	2,950
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	2,185	2,055
Superior Plus
4.500%, 03/15/2029 (A)	368	314
Tempur Sealy International
4.000%, 04/15/2029 (A)	754	625
3.875%, 10/15/2031 (A)	2,097	1,628
Thor Industries
4.000%, 10/15/2029 (A)	2,253	1,791
Vail Resorts
6.250%, 05/15/2025 (A)	981	980
Vista Outdoor
4.500%, 03/15/2029 (A)	828	629

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VOC Escrow
5.000%, 02/15/2028 (A)	$2,025	$1,745
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	974	872
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)	180	45
9.000%, 11/15/2026 (A)	950	603
8.500%, 11/15/2024 (A)	145	72
Wheel Pros
6.500%, 05/15/2029 (A)	3,825	1,408
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	162
White Capital Parent LLC
8.250%cash/0.000% PIK, 03/15/2026 (A)	4,595	3,910
Wolverine World Wide
4.000%, 08/15/2029 (A)	2,460	1,820
WW International
4.500%, 04/15/2029 (A)	2,845	1,641
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,051	1,009
Wynn Macau
5.625%, 08/26/2028 (A)	85	70
5.500%, 01/15/2026 (A)	965	869
5.500%, 10/01/2027 (A)	915	772
5.125%, 12/15/2029 (A)	85	68
Wynn Resorts Finance LLC
7.750%, 04/15/2025 (A)	50	50
5.125%, 10/01/2029 (A)	651	566
Yum! Brands
6.875%, 11/15/2037	1,840	1,814
5.375%, 04/01/2032	330	306
5.350%, 11/01/2043	180	144
4.625%, 01/31/2032	391	346
3.625%, 03/15/2031	3,651	3,044

		230,335

Consumer Staples — 6.6%
1375209 BC
9.000%, 01/30/2028 (A)	2,168	2,130
180 Medical
3.875%, 10/15/2029 (A)	214	182
AHP Health Partners
5.750%, 07/15/2029 (A)	276	216
Akumin
7.000%, 11/01/2025 (A)	5,070	3,905
Akumin Escrow
7.500%, 08/01/2028 (A)	1,745	1,191
Albertsons
5.875%, 02/15/2028 (A)	161	154
4.625%, 01/15/2027 (A)	1,636	1,513
3.500%, 03/15/2029 (A)	615	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 03/15/2026 (A)	$345	$313
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	325	309
4.625%, 06/01/2028 (A)	684	577
Altria Group
4.800%, 02/14/2029	648	622
Bausch Health
14.000%, 10/15/2030 (A)	435	241
9.000%, 12/15/2025 (A)	3,430	2,470
6.250%, 02/15/2029 (A)	139	58
5.750%, 08/15/2027 (A)	180	117
5.500%, 11/01/2025 (A)	1,450	1,225
5.250%, 01/30/2030 (A)	7,674	3,196
5.250%, 02/15/2031 (A)	2,162	904
5.000%, 01/30/2028 (A)	360	147
5.000%, 02/15/2029 (A)	455	192
4.875%, 06/01/2028 (A)	1,553	951
Bausch Health Americas
9.250%, 04/01/2026 (A)	1,725	1,119
8.500%, 01/31/2027 (A)	578	278
BellRing Brands
7.000%, 03/15/2030 (A)	1,880	1,816
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,392
4.125%, 10/15/2030	422	351
Chobani LLC
7.500%, 04/15/2025 (A)	4,448	4,348
4.625%, 11/15/2028 (A)	2,322	2,046
Coca-Cola
2.750%, 06/01/2060	671	456
2.500%, 06/01/2040	1,400	1,038
CoreLogic
4.500%, 05/01/2028 (A)	3,758	2,772
Coty
6.500%, 04/15/2026 (A)	375	358
5.000%, 04/15/2026 (A)	1,809	1,734
4.750%, 01/15/2029 (A)	3,965	3,529
CPI CG
8.625%, 03/15/2026 (A)	1,901	1,831
Edgewell Personal Care
5.500%, 06/01/2028 (A)	560	528
4.125%, 04/01/2029 (A)	217	188
Embecta
5.000%, 02/15/2030 (A)	1,585	1,359
Endo DAC
9.500%, 07/31/2027 (A)(D)	2,088	292
6.000%, 06/30/2028 (A)(D)	2,293	110
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(D)	1,905	1,427
Energizer Holdings
6.500%, 12/31/2027 (A)	237	224
4.750%, 06/15/2028 (A)	871	759

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 03/31/2029 (A)	$755	$642
Envision Healthcare
8.750%, 10/15/2026 (A)(J)	3,255	944
Garda World Security
9.500%, 11/01/2027 (A)	560	518
6.000%, 06/01/2029 (A)	429	347
Grifols Escrow Issuer
4.750%, 10/15/2028 (A)	600	504
High Ridge Brands (Escrow Security)
0.821%, 03/15/2025	800	–
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	3,560	2,544
JBS USA LUX
5.500%, 01/15/2030 (A)	4,270	4,096
Lamb Weston Holdings
4.375%, 01/31/2032 (A)	108	96
4.125%, 01/31/2030 (A)	2,059	1,821
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	5,383	4,462
LifePoint Health
5.375%, 01/15/2029 (A)	2,175	1,276
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)	925	797
10.000%, 06/15/2029 (A)	360	185
Medline Borrower
5.250%, 10/01/2029 (A)	1,588	1,294
3.875%, 04/01/2029 (A)	6,523	5,608
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	1,797	1,262
NESCO Holdings II
5.500%, 04/15/2029 (A)	322	283
New Albertsons
8.700%, 05/01/2030	2,229	2,399
8.000%, 05/01/2031	2,095	2,168
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	4,145	3,678
4.125%, 04/30/2028 (A)	2,440	2,196
Par Pharmaceutical
7.500%, 04/01/2027 (A)(D)	2,227	1,676
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,650	2,163
Performance Food Group
6.875%, 05/01/2025 (A)	80	80
5.500%, 10/15/2027 (A)	574	554
4.250%, 08/01/2029 (A)	495	440
Pilgrim's Pride
3.500%, 03/01/2032 (A)	1,296	1,043
Post Holdings
5.750%, 03/01/2027 (A)	54	53
5.625%, 01/15/2028 (A)	691	659
5.500%, 12/15/2029 (A)	322	296
4.625%, 04/15/2030 (A)	224	197

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Prime Security Services Borrower LLC
6.250%, 01/15/2028 (A)	$1,645	$1,530
5.750%, 04/15/2026 (A)	1,928	1,909
3.375%, 08/31/2027 (A)	1,080	950
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	909
Rite Aid
8.000%, 11/15/2026 (A)	4,050	2,520
7.500%, 07/01/2025 (A)	394	296
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	4,700	3,936
Sabre Global
7.375%, 09/01/2025 (A)	307	292
Sigma Holdco BV
7.875%, 05/15/2026 (A)	5,664	4,106
Simmons Foods
4.625%, 03/01/2029 (A)	3,028	2,506
Sotheby's
5.875%, 06/01/2029 (A)	842	701
Spectrum Brands
5.500%, 07/15/2030 (A)	916	784
5.000%, 10/01/2029 (A)	630	538
3.875%, 03/15/2031 (A)	222	166
StoneMor
8.500%, 05/15/2029 (A)	2,435	1,978
Team Health Holdings
6.375%, 02/01/2025 (A)	5,642	3,286
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,622	3,597
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	3,312	3,004
US Foods
4.750%, 02/15/2029 (A)	50	45
4.625%, 06/01/2030 (A)	405	359
US Renal Care
10.625%, 07/15/2027 (A)	3,590	1,429
Vector Group
10.500%, 11/01/2026 (A)	1,835	1,840
5.750%, 02/01/2029 (A)	1,715	1,490
Verscend Escrow
9.750%, 08/15/2026 (A)	1,236	1,236

		132,768

Energy — 10.8%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,896
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	330
5.750%, 03/01/2027 (A)	235	224
5.750%, 01/15/2028 (A)	337	318
5.375%, 06/15/2029 (A)	500	461

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Antero Resources
8.375%, 07/15/2026 (A)	$351	$369
7.625%, 02/01/2029 (A)	907	925
5.375%, 03/01/2030 (A)	1,656	1,552
Apache
5.100%, 09/01/2040	4,782	3,933
Archrock Partners
6.250%, 04/01/2028 (A)	3,755	3,483
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	2,308	2,300
7.000%, 11/01/2026 (A)	1,489	1,460
5.875%, 06/30/2029 (A)	2,732	2,462
Baytex Energy
8.750%, 04/01/2027 (A)	570	588
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	4,385	4,425
Buckeye Partners
4.500%, 03/01/2028 (A)	590	524
4.125%, 03/01/2025 (A)	204	196
4.125%, 12/01/2027	240	212
California Resources
7.125%, 02/01/2026 (A)	530	515
Cheniere Energy Partners
4.500%, 10/01/2029	1,354	1,243
4.000%, 03/01/2031	741	647
3.250%, 01/31/2032	497	404
Chesapeake Energy
6.750%, 04/15/2029 (A)	1,901	1,884
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (B)(C)	6,045	126
Chord Energy
6.375%, 06/01/2026 (A)	184	180
Citgo Holding
9.250%, 08/01/2024 (A)	8,671	8,693
CITGO Petroleum
6.375%, 06/15/2026 (A)	535	523
CNX Midstream Partners
4.750%, 04/15/2030 (A)	92	77
CNX Resources
7.375%, 01/15/2031 (A)	226	226
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (A)	2,545	2,341
Comstock Resources
6.750%, 03/01/2029 (A)	2,654	2,592
5.875%, 01/15/2030 (A)	245	226
CQP Holdco
5.500%, 06/15/2031 (A)	3,450	3,166
Crestwood Midstream Partners
8.000%, 04/01/2029 (A)	864	870
5.625%, 05/01/2027 (A)	150	141
CrownRock
5.625%, 10/15/2025 (A)	1,975	1,928

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DCP Midstream Operating
8.125%, 08/16/2030	$1,630	$1,808
3.250%, 02/15/2032	835	696
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,422
DT Midstream
4.375%, 06/15/2031 (A)	185	160
4.125%, 06/15/2029 (A)	2,976	2,622
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	3,608	3,453
Enerflex
9.000%, 10/15/2027 (A)	465	459
Energy Transfer
5.500%, 06/01/2027	2,863	2,808
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	1,608	1,633
5.375%, 06/01/2029	5,077	4,836
EnLink Midstream Partners
4.850%, 07/15/2026	140	134
Enviva Partners
6.500%, 01/15/2026 (A)	4,836	4,611
EQM Midstream Partners
7.500%, 06/01/2027 (A)	170	172
7.500%, 06/01/2030 (A)	212	214
6.500%, 07/01/2027 (A)	1,116	1,083
6.500%, 07/15/2048	4,636	3,591
6.000%, 07/01/2025 (A)(J)	328	321
5.500%, 07/15/2028	61	57
4.750%, 01/15/2031 (A)	1,452	1,222
4.500%, 01/15/2029 (A)	1,371	1,205
EQT
7.000%, 02/01/2030	1,545	1,625
Genesis Energy
8.000%, 01/15/2027	2,162	2,063
7.750%, 02/01/2028	2,423	2,313
6.500%, 10/01/2025	40	39
6.250%, 05/15/2026	70	65
Gulfport Energy
8.000%, 05/17/2026	145	145
Gulfport Energy (Escrow Securities) (C)
0.000%, 10/15/2024	470	1
0.000%, 05/15/2025 (B)	311	–
0.000%, 01/15/2026	780	1
Gulfport Energy Operating
8.000%, 05/17/2026 (A)	3,372	3,361
Harvest Midstream I
7.500%, 09/01/2028 (A)	3,035	2,906
Hess Midstream Operations
5.625%, 02/15/2026 (A)	595	585
5.500%, 10/15/2030 (A)	675	619
4.250%, 02/15/2030 (A)	2,665	2,279

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Hilcorp Energy I
6.250%, 04/15/2032 (A)	$138	$127
6.000%, 04/15/2030 (A)	165	152
Holly Energy Partners
6.375%, 04/15/2027 (A)	265	259
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	5,555	5,158
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,970	3,398
Kinetik Holdings
5.875%, 06/15/2030 (A)	202	190
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	57	56
7.500%, 01/15/2026 (A)	2,919	2,716
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	1,762
Nabors Industries
7.250%, 01/15/2026 (A)	147	141
5.750%, 02/01/2025	510	490
New Fortress Energy
6.750%, 09/15/2025 (A)	2,356	2,301
6.500%, 09/30/2026 (A)	3,911	3,780
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	6,394	5,775
NGL Energy Partners
7.500%, 11/01/2023	1,313	1,260
7.500%, 04/15/2026	1,375	1,073
6.125%, 03/01/2025	6,083	4,988
Northern Oil and Gas
8.125%, 03/01/2028 (A)	3,008	2,937
NuStar Logistics
6.375%, 10/01/2030	1,092	1,016
6.000%, 06/01/2026	485	470
5.750%, 10/01/2025	177	172
5.625%, 04/28/2027	255	240
Occidental Petroleum
8.875%, 07/15/2030	520	596
8.500%, 07/15/2027	1,110	1,210
6.625%, 09/01/2030	903	942
6.600%, 03/15/2046	2,100	2,142
6.450%, 09/15/2036	775	777
6.375%, 09/01/2028	1,021	1,042
6.125%, 01/01/2031	6,296	6,388
4.625%, 06/15/2045	1,930	1,554
Peabody Energy
6.375%, 03/31/2025 (A)	262	260
Precision Drilling
7.125%, 01/15/2026 (A)	325	318
6.875%, 01/15/2029 (A)	57	54
Range Resources
8.250%, 01/15/2029	189	197
4.875%, 05/15/2025	340	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	$2,994	$2,747
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(D)	2,787	–
Shelf Drilling Holdings
8.250%, 02/15/2025 (A)	2,380	2,067
SM Energy
6.500%, 07/15/2028	185	181
5.625%, 06/01/2025	405	394
Southwestern Energy
8.375%, 09/15/2028	100	104
7.750%, 10/01/2027	285	293
5.375%, 03/15/2030	1,574	1,480
4.750%, 02/01/2032	1,198	1,047
Strathcona Resources
6.875%, 08/01/2026 (A)	2,980	2,534
Summit Midstream Holdings LLC
8.500%, 10/15/2026 (A)	665	638
5.750%, 04/15/2025	2,836	2,368
Sunoco
5.875%, 03/15/2028	2,791	2,658
4.500%, 05/15/2029	2,032	1,760
4.500%, 04/30/2030	2,181	1,892
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	865	876
6.000%, 03/01/2027 (A)	430	409
6.000%, 12/31/2030 (A)	7,312	6,617
6.000%, 09/01/2031 (A)	910	811
5.500%, 01/15/2028 (A)	165	150
Targa Resources Partners
6.875%, 01/15/2029	516	530
5.500%, 03/01/2030	540	516
4.875%, 02/01/2031	961	875
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,015	4,651
4.750%, 01/15/2030 (A)	225	203
Transocean
11.500%, 01/30/2027 (A)	2,680	2,713
8.000%, 02/01/2027 (A)	2,180	1,782
7.500%, 04/15/2031	720	481
7.250%, 11/01/2025 (A)	1,168	1,013
6.800%, 03/15/2038	186	117
Transocean Guardian
5.875%, 01/15/2024 (A)	668	651
Transocean Pontus
6.125%, 08/01/2025 (A)	145	141
USA Compression Partners
6.875%, 09/01/2027	1,760	1,680
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	5,811	4,726

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weatherford International
8.625%, 04/30/2030 (A)	$3,058	$2,933
Western Midstream Operating
5.500%, 02/01/2050	4,611	3,758
4.300%, 02/01/2030	5,299	4,722

		214,737

Financials — 6.9%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,031	1,006
4.250%, 02/15/2029 (A)	2,519	2,054
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,390	2,436
Air Methods
8.000%, 05/15/2025 (A)	3,634	740
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	2,233	2,057
5.875%, 11/01/2029 (A)	2,135	1,822
Apollo Commercial Real Estate Finance
4.625%, 06/15/2029 (A)	1,369	1,090
Armor Holdco
8.500%, 11/15/2029 (A)	2,970	2,219
Blackstone Private Credit Fund
4.700%, 03/24/2025	1,528	1,493
2.625%, 12/15/2026	4,209	3,577
Bread Financial Holdings
4.750%, 12/15/2024 (A)	1,341	1,166
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,795	3,226
Brookfield Property
5.750%, 05/15/2026 (A)	265	255
4.500%, 04/01/2027 (A)	8,681	7,599
Coinbase Global
3.625%, 10/01/2031 (A)	140	76
3.375%, 10/01/2028 (A)	140	82
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	8,306	5,003
FirstCash
5.625%, 01/01/2030 (A)	3,755	3,416
Freedom Mortgage
8.250%, 04/15/2025 (A)	4,350	3,878
7.625%, 05/01/2026 (A)	360	310
6.625%, 01/15/2027 (A)	2,455	1,954
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,466	1,416
3.750%, 09/15/2030 (A)	3,490	2,495
3.375%, 06/15/2026 (A)	883	768
Home Point Capital
5.000%, 02/01/2026 (A)	3,580	2,157

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
4.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(E)(F)	$1,377	$1,009
HUB International
5.625%, 12/01/2029 (A)	4,070	3,564
Hunt
5.250%, 04/15/2029 (A)	1,725	1,431
Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,781
Jane Street Group
4.500%, 11/15/2029 (A)	3,463	3,040
JPMorgan Chase
5.000%, U.S. SOFR + 3.380%(E)(F)	1,299	1,202
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,046	994
4.750%, 06/15/2029 (A)	2,462	2,013
4.250%, 02/01/2027 (A)	2,571	2,243
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	2,005	1,303
6.125%, 04/01/2028 (A)	1,990	1,005
LPL Holdings
4.625%, 11/15/2027 (A)	3,347	3,092
4.375%, 05/15/2031 (A)	149	128
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,653	4,060
5.625%, 01/15/2030 (A)	1,503	1,201
MSCI
4.000%, 11/15/2029 (A)	2,616	2,310
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	1,424	1,295
5.500%, 08/15/2028 (A)	2,637	2,211
5.125%, 12/15/2030 (A)	242	189
Navient
5.500%, 03/15/2029	1,725	1,409
5.000%, 03/15/2027	2,097	1,832
4.875%, 03/15/2028	552	451
OneMain Finance
7.125%, 03/15/2026	1,400	1,356
6.625%, 01/15/2028	495	455
5.375%, 11/15/2029	4,683	3,911
4.000%, 09/15/2030	4,793	3,599
3.500%, 01/15/2027	497	407
Owl Rock Capital
3.400%, 07/15/2026	1,506	1,326
PennyMac Financial Services
5.750%, 09/15/2031 (A)	830	664
5.375%, 10/15/2025 (A)	1,953	1,785
4.250%, 02/15/2029 (A)	5,503	4,309
Rithm Capital
6.250%, 10/15/2025 (A)	5,268	4,756

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	$2,960	$2,176
3.625%, 03/01/2029 (A)	4,441	3,575
2.875%, 10/15/2026 (A)	310	264
Ryan Specialty Group LLC
4.375%, 02/01/2030 (A)	2,520	2,155
TTMT Escrow Issuer LLC
8.625%, 09/30/2027 (A)	627	633
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,080	1,841
VistaJet Malta Finance
6.375%, 02/01/2030 (A)	11,945	9,795
WeWork
7.875%, 05/01/2025 (A)	4,790	2,443

		135,508

Health Care — 3.5%
Acadia Healthcare
5.500%, 07/01/2028 (A)	494	464
5.000%, 04/15/2029 (A)	2,189	2,020
Avantor Funding
4.625%, 07/15/2028 (A)	1,093	1,006
Bristol-Myers Squibb
2.550%, 11/13/2050	2,795	1,836
Centene
4.625%, 12/15/2029	1,723	1,602
4.250%, 12/15/2027	2,491	2,338
3.375%, 02/15/2030	660	562
3.000%, 10/15/2030	183	151
2.500%, 03/01/2031	5,942	4,697
Centene Corp
2.625%, 08/01/2031	3,180	2,500
CHS
8.000%, 03/15/2026 (A)	726	670
6.875%, 04/01/2028 (A)	3,888	1,887
6.125%, 04/01/2030 (A)	546	278
6.000%, 01/15/2029 (A)	485	405
5.250%, 05/15/2030 (A)	1,924	1,467
4.750%, 02/15/2031 (A)	390	286
DaVita
4.625%, 06/01/2030 (A)	630	510
3.750%, 02/15/2031 (A)	985	724
Elanco Animal Health
6.400%, 08/28/2028	35	32
Embecta
6.750%, 02/15/2030 (A)	455	415
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	235
Encompass Health
4.750%, 02/01/2030	2,499	2,218
4.625%, 04/01/2031	80	69
4.500%, 02/01/2028	1,340	1,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Global Medical Response
6.500%, 10/01/2025 (A)	$5,846	$4,400
HCA
5.875%, 02/15/2026	1,050	1,059
5.875%, 02/01/2029	1,160	1,168
3.500%, 09/01/2030	2,740	2,355
Hologic
3.250%, 02/15/2029 (A)	1,052	924
IQVIA
5.000%, 10/15/2026 (A)	390	375
Lannett
7.750%, 04/15/2026 (A)	4,515	1,196
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,735	1,459
Molina Healthcare
4.375%, 06/15/2028 (A)	2,690	2,468
Owens & Minor
6.625%, 04/01/2030 (A)	1,195	1,062
4.500%, 03/31/2029 (A)	568	466
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	3,632	3,065
PRA Health Sciences
2.875%, 07/15/2026 (A)	2,226	2,009
Royalty Pharma PLC
2.200%, 09/02/2030	1,083	858
Syneos Health
3.625%, 01/15/2029 (A)	3,113	2,461
Tenet Healthcare
6.250%, 02/01/2027 (A)	1,260	1,207
6.125%, 06/15/2030 (A)	2,032	1,925
5.125%, 11/01/2027 (A)	910	857
4.875%, 01/01/2026 (A)	4,026	3,821
4.625%, 06/15/2028 (A)	3,479	3,114
4.375%, 01/15/2030 (A)	1,165	1,015
4.250%, 06/01/2029 (A)	2,663	2,311
Universal Health Services
1.650%, 09/01/2026 (A)	543	466
Varex Imaging
7.875%, 10/15/2027 (A)	1,420	1,398

		69,016

Industrials — 7.8%
ACCO Brands
4.250%, 03/15/2029 (A)	950	794
ADT Security
4.875%, 07/15/2032 (A)	2,163	1,871
4.125%, 08/01/2029 (A)	515	449
Allegiant Travel
7.250%, 08/15/2027 (A)	1,282	1,249
Allison Transmission
5.875%, 06/01/2029 (A)	855	808
4.750%, 10/01/2027 (A)	5	5

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 01/30/2031 (A)	$2,417	$2,024
American Airlines
5.750%, 04/20/2029 (A)	7,320	6,814
5.500%, 04/20/2026 (A)	2,135	2,071
American Airlines Group
3.750%, 03/01/2025 (A)	2,248	1,968
APi Group DE
4.750%, 10/15/2029 (A)	234	201
4.125%, 07/15/2029 (A)	365	303
ARD Finance
6.500%cash/7.250% PIK, 06/30/2027 (A)	4,728	3,499
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	1,352	1,140
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	2,737	2,634
5.250%, 08/15/2027 (A)	1,847	1,396
4.125%, 08/15/2026 (A)	904	795
Artera Services LLC
9.033%, 12/04/2025 (A)	2,353	1,957
ATS
4.125%, 12/15/2028 (A)	493	423
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	910	841
5.375%, 03/01/2029 (A)	396	349
4.750%, 04/01/2028 (A)	50	44
Boeing
3.625%, 02/01/2031	1,302	1,147
Bombardier
7.875%, 04/15/2027 (A)	4,992	4,911
7.500%, 03/15/2025 (A)	720	721
Builders FirstSource
6.375%, 06/15/2032 (A)	367	339
4.250%, 02/01/2032 (A)	548	444
BWAY Holding Co
7.250%, 04/15/2025 (A)	5,052	4,610
5.500%, 04/15/2024 (A)	1,439	1,419
BWX Technologies
4.125%, 06/30/2028 (A)	692	616
4.125%, 04/15/2029 (A)	1,285	1,131
CEMEX Materials LLC
7.700%, 07/21/2025 (A)	3,540	3,517
CoreCivic
8.250%, 04/15/2026	482	492
CP Atlas Buyer
7.000%, 12/01/2028 (A)	3,700	2,707
Deluxe
8.000%, 06/01/2029 (A)	4,090	3,384
Dycom Industries
4.500%, 04/15/2029 (A)	603	518
EnerSys
4.375%, 12/15/2027 (A)	892	792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EnPro Industries
5.750%, 10/15/2026	$404	$392
First Student Bidco
4.000%, 07/31/2029 (A)	35	29
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/2028 (A)	1,780	1,549
GFL Environmental
4.375%, 08/15/2029 (A)	2,123	1,822
4.000%, 08/01/2028 (A)	609	522
3.750%, 08/01/2025 (A)	490	459
3.500%, 09/01/2028 (A)	5,564	4,949
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	285	222
5.625%, 06/01/2029 (A)	580	449
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	2,947
Graham Packaging
7.125%, 08/15/2028 (A)	312	264
Granite US Holdings
11.000%, 10/01/2027 (A)	3,162	3,315
Griffon
5.750%, 03/01/2028	760	707
H&E Equipment Services
3.875%, 12/15/2028 (A)	4,199	3,631
Harsco
5.750%, 07/31/2027 (A)	766	619
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	2,814	2,667
Hertz
5.000%, 12/01/2029 (A)	638	506
4.625%, 12/01/2026 (A)	758	658
Icahn Enterprises
4.375%, 02/01/2029	916	771
IEA Energy Services LLC
6.625%, 08/15/2029 (A)	2,115	1,963
Imola Merger
4.750%, 05/15/2029 (A)	1,316	1,175
JELD-WEN
6.250%, 05/15/2025 (A)	235	221
4.875%, 12/15/2027 (A)	337	264
4.625%, 12/15/2025 (A)	560	475
Korn Ferry
4.625%, 12/15/2027 (A)	3,475	3,177
LABL
10.500%, 07/15/2027 (A)	475	437
6.750%, 07/15/2026 (A)	635	606
Madison IAQ LLC
5.875%, 06/30/2029 (A)	550	407
4.125%, 06/30/2028 (A)	285	246
MasTec
4.500%, 08/15/2028 (A)	825	745

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	$537	$534
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	190	156
Moog
4.250%, 12/15/2027 (A)	1,212	1,088
PGT Innovations
4.375%, 10/01/2029 (A)	233	196
Raytheon Technologies
3.030%, 03/15/2052	1,260	883
2.820%, 09/01/2051	1,780	1,220
Science Applications International
4.875%, 04/01/2028 (A)	3,734	3,440
Sensata Technologies
3.750%, 02/15/2031 (A)	172	143
Sensata Technologies BV
5.875%, 09/01/2030 (A)	1	1
4.000%, 04/15/2029 (A)	1,244	1,083
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,708
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	1,370	1,219
Spirit AeroSystems
9.375%, 11/30/2029 (A)	259	273
7.500%, 04/15/2025 (A)	435	430
4.600%, 06/15/2028	3,775	2,927
Standard Industries
4.750%, 01/15/2028 (A)	1,400	1,269
3.375%, 01/15/2031 (A)	139	107
Stericycle
3.875%, 01/15/2029 (A)	503	438
Summit Materials LLC
5.250%, 01/15/2029 (A)	2,985	2,756
Terex
5.000%, 05/15/2029 (A)	385	348
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,576	2,338
TransDigm
8.000%, 12/15/2025 (A)	851	866
6.250%, 03/15/2026 (A)	5,481	5,454
5.500%, 11/15/2027	3,161	2,979
4.625%, 01/15/2029	860	757
Trident TPI Holdings
9.250%, 08/01/2024 (A)(J)	3,272	3,126
TriMas
4.125%, 04/15/2029 (A)	522	445
Triumph Group
7.750%, 08/15/2025	1,825	1,565
6.250%, 09/15/2024 (A)	115	109
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	250	234
5.500%, 08/15/2026 (A)	976	917

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tutor Perini
6.875%, 05/01/2025 (A)	$8,881	$7,730
Uber Technologies
7.500%, 09/15/2027 (A)	300	302
4.500%, 08/15/2029 (A)	419	365
United Airlines
4.625%, 04/15/2029 (A)	1,654	1,472
4.375%, 04/15/2026 (A)	3,267	3,042
United Rentals North America
6.000%, 12/15/2029 (A)	3,461	3,478
Vertiv Group
4.125%, 11/15/2028 (A)	1,298	1,116
Wabash National
4.500%, 10/15/2028 (A)	415	351
WESCO Distribution
7.250%, 06/15/2028 (A)	903	915
7.125%, 06/15/2025 (A)	551	558
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	1,657

		154,572

Information Technology — 4.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	637
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,952	3,229
ams-OSRAM
7.000%, 07/31/2025 (A)	2,573	2,364
Apple
2.800%, 02/08/2061	1,672	1,112
2.700%, 08/05/2051	395	273
2.650%, 05/11/2050	4,410	3,049
2.650%, 02/08/2051	740	506
2.375%, 02/08/2041	505	370
AthenaHealth Group
6.500%, 02/15/2030 (A)	2,383	1,785
Avaya
6.125%, 09/15/2028 (A)	5,251	2,318
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	367	330
Block
3.500%, 06/01/2031	465	377
Castle US Holding
9.500%, 02/15/2028 (A)	2,110	1,058
CDW LLC
4.250%, 04/01/2028	420	379
3.250%, 02/15/2029	270	229
Ciena
4.000%, 01/31/2030 (A)	1,600	1,342
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	321	275
3.875%, 07/01/2028 (A)	283	254

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Coherent
5.000%, 12/15/2029 (A)	$3,483	$3,074
CommScope
7.125%, 07/01/2028 (A)	3,035	2,352
4.750%, 09/01/2029 (A)	689	580
CommScope Finance LLC
8.250%, 03/01/2027 (A)	7,486	6,426
6.000%, 03/01/2026 (A)	950	919
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	3,708	3,475
5.000%, 03/15/2027 (A)	340	259
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	475
Elastic
4.125%, 07/15/2029 (A)	2,445	1,988
Entegris
4.375%, 04/15/2028 (A)	320	283
3.625%, 05/01/2029 (A)	4,139	3,435
Entegris Escrow
4.750%, 04/15/2029 (A)	3,142	2,844
Gartner
4.500%, 07/01/2028 (A)	330	311
3.750%, 10/01/2030 (A)	83	72
3.625%, 06/15/2029 (A)	295	258
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,163	2,050
Intel
3.200%, 08/12/2061	1,915	1,248
3.100%, 02/15/2060	580	372
3.050%, 08/12/2051	3,455	2,348
Microsoft
2.525%, 06/01/2050	3,455	2,379
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)	10,706	–
NCR
6.125%, 09/01/2029 (A)	735	713
5.750%, 09/01/2027 (A)	740	720
5.125%, 04/15/2029 (A)	373	321
5.000%, 10/01/2028 (A)	178	155
NVIDIA
2.850%, 04/01/2030	1,945	1,716
ON Semiconductor
3.875%, 09/01/2028 (A)	456	404
Open Text Holdings
4.125%, 02/15/2030 (A)	3,430	2,778
Oracle Corp
2.500%, 04/01/2025	2,166	2,049
Paysafe Finance
4.000%, 06/15/2029 (A)	5,523	4,115
Presidio Holdings
4.875%, 02/01/2027 (A)	425	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PTC
4.000%, 02/15/2028 (A)	$786	$717
Salesforce
1.500%, 07/15/2028	1,296	1,117
Seagate HDD Cayman
5.750%, 12/01/2034	2,672	2,234
3.375%, 07/15/2031	1,344	1,039
SS&C Technologies
5.500%, 09/30/2027 (A)	1,020	975
Synaptics
4.000%, 06/15/2029 (A)	3,359	2,799
Veritas US
7.500%, 09/01/2025 (A)	6,645	4,749
ViaSat
6.500%, 07/15/2028 (A)	3,575	2,750
Virtusa
7.125%, 12/15/2028 (A)	2,365	1,774
Xerox Holdings
5.500%, 08/15/2028 (A)	442	356

		86,913

Materials — 6.0%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	194
5.500%, 12/15/2027 (A)	200	192
Arconic
6.125%, 02/15/2028 (A)	1,607	1,509
Ashland LLC
6.875%, 05/15/2043	1,384	1,358
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	3,778	3,118
ATI
5.875%, 12/01/2027	276	257
5.125%, 10/01/2031	137	116
4.875%, 10/01/2029	267	228
Avient
7.125%, 08/01/2030 (A)	106	103
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	641
3.375%, 02/15/2029 (A)	2,793	2,286
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,045	3,769
Ball
6.875%, 03/15/2028	1,687	1,745
3.125%, 09/15/2031	2,288	1,818
2.875%, 08/15/2030	2,493	2,027
Big River Steel LLC
6.625%, 01/31/2029 (A)	367	353
Carpenter Technology
7.625%, 03/15/2030	103	103
6.375%, 07/15/2028	281	265

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CF Industries
5.150%, 03/15/2034	$3,790	$3,615
Chemours
5.750%, 11/15/2028 (A)	2,247	1,973
4.625%, 11/15/2029 (A)	2,028	1,633
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	190	165
4.625%, 03/01/2029 (A)	460	402
Cornerstone Chemical
6.750%, 08/15/2024 (A)	12,005	9,818
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,282
CVR Partners
6.125%, 06/15/2028 (A)	2,131	1,924
Domtar
6.750%, 10/01/2028 (A)	3,780	3,294
Eldorado
6.250%, 09/01/2029 (A)	1,366	1,115
Element Solutions
3.875%, 09/01/2028 (A)	3,813	3,259
ERO Copper
6.500%, 02/15/2030 (A)	3,965	3,037
First Quantum Minerals
7.500%, 04/01/2025 (A)	411	405
6.500%, 03/01/2024 (A)	2,727	2,686
Freeport-McMoRan
5.450%, 03/15/2043	2,036	1,825
5.400%, 11/14/2034	1,718	1,604
4.625%, 08/01/2030	979	894
Glatfelter
4.750%, 11/15/2029 (A)	267	174
INEOS Quattro Finance 2
3.375%, 01/15/2026 (A)	630	560
Infrabuild Australia Pty
12.000%, 10/01/2024 (A)	1,373	1,332
Innophos Holdings
9.375%, 02/15/2028 (A)	4,020	3,961
LSB Industries
6.250%, 10/15/2028 (A)	2,285	2,134
Martin Marietta Materials
2.400%, 07/15/2031	1,902	1,545
Methanex
5.125%, 10/15/2027	1,375	1,274
Mineral Resources
8.125%, 05/01/2027 (A)	1,645	1,665
Mineral Resources MTN
8.500%, 05/01/2030 (A)	1,020	1,040
8.000%, 11/01/2027 (A)	1,405	1,444
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	2,915	2,853
NMG Holding
7.125%, 04/01/2026 (A)	3,185	3,067

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(D)(J)	$3,290	$–
NOVA Chemicals
5.250%, 06/01/2027 (A)	770	691
5.000%, 05/01/2025 (A)	1,451	1,366
4.875%, 06/01/2024 (A)	530	516
4.250%, 05/15/2029 (A)	385	321
Novelis
4.750%, 01/30/2030 (A)	465	413
3.875%, 08/15/2031 (A)	3,064	2,512
3.250%, 11/15/2026 (A)	283	253
OI European Group BV
4.750%, 02/15/2030 (A)	2,654	2,291
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	561	540
5.875%, 08/15/2023 (A)	342	339
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	6,205	2,588
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	5,020	4,568
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	7,181	5,996
4.875%, 05/01/2028 (A)	589	526
Scotts Miracle-Gro
5.250%, 12/15/2026	121	116
4.500%, 10/15/2029	209	171
4.375%, 02/01/2032	366	282
4.000%, 04/01/2031	391	297
Tacora Resources
8.250%, 05/15/2026 (A)	2,660	2,181
Taseko Mines
7.000%, 02/15/2026 (A)	2,943	2,469
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	781
5.125%, 04/01/2029 (A)	284	181
Tronox
4.625%, 03/15/2029 (A)	5,018	4,040
U.S. Steel
6.875%, 03/01/2029	531	518
Valvoline
3.625%, 06/15/2031 (A)	2,142	1,746
Venator Finance Sarl
9.500%, 07/01/2025 (A)	954	699
5.750%, 07/15/2025 (A)	485	167
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	177	146
4.875%, 06/15/2027 (A)	385	345

		117,121

Real Estate — 2.1%
American Tower
3.700%, 10/15/2049	245	179

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 06/15/2050	$905	$598
2.950%, 01/15/2051	1,945	1,249
2.100%, 06/15/2030	2,167	1,741
Crown Castle
3.250%, 01/15/2051	350	239
2.900%, 04/01/2041	2,075	1,455
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028 (A)	706	674
Diversified Healthcare Trust
4.750%, 05/01/2024	1,610	1,407
4.375%, 03/01/2031	2,150	1,497
Howard Hughes
5.375%, 08/01/2028 (A)	1,629	1,473
Iron Mountain
5.250%, 03/15/2028 (A)	281	263
5.250%, 07/15/2030 (A)	1,140	1,026
5.000%, 07/15/2028 (A)	395	359
4.875%, 09/15/2029 (A)	3,743	3,291
4.500%, 02/15/2031 (A)	419	351
Outfront Media Capital LLC
4.250%, 01/15/2029 (A)	2,710	2,263
Prologis
3.000%, 04/15/2050	745	509
2.125%, 10/15/2050	1,470	845
Realogy Group LLC
5.250%, 04/15/2030 (A)	615	452
RHP Hotel Properties
4.750%, 10/15/2027	962	879
4.500%, 02/15/2029 (A)	447	391
SBA Communications
3.125%, 02/01/2029	2,279	1,903
Service Properties Trust
5.500%, 12/15/2027	1,195	1,040
4.950%, 02/15/2027	4,113	3,387
4.500%, 06/15/2023	872	864
4.375%, 02/15/2030	3,245	2,277
3.950%, 01/15/2028	1,355	1,001
Uniti Group
6.000%, 01/15/2030 (A)	2,187	1,578
VICI Properties
5.750%, 02/01/2027 (A)	357	346
5.625%, 05/01/2024 (A)	315	312
4.625%, 06/15/2025 (A)	411	393
4.625%, 12/01/2029 (A)	655	594
4.500%, 09/01/2026 (A)	225	211
4.500%, 01/15/2028 (A)	175	160
4.250%, 12/01/2026 (A)	687	639
4.125%, 08/15/2030 (A)	4,396	3,809
3.875%, 02/15/2029 (A)	396	348
3.750%, 02/15/2027 (A)	902	814

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2025 (A)	$22	$21

		40,838

Utilities — 1.8%
AmeriGas Partners
5.875%, 08/20/2026	235	224
5.500%, 05/20/2025	210	204
Calpine
5.000%, 02/01/2031 (A)	270	233
4.625%, 02/01/2029 (A)	390	337
4.500%, 02/15/2028 (A)	3,785	3,462
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	3,155	2,673
Duke Energy Carolinas LLC
6.050%, 04/15/2038	648	687
Florida Power & Light
2.450%, 02/03/2032	1,286	1,079
NRG Energy
5.250%, 06/15/2029 (A)	605	558
3.875%, 02/15/2032 (A)	1,753	1,409
3.625%, 02/15/2031 (A)	4,910	3,926
3.375%, 02/15/2029 (A)	515	428
PacifiCorp
5.750%, 04/01/2037	648	660
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,060	1,849
PG&E
5.250%, 07/01/2030	3,204	2,901
5.000%, 07/01/2028	347	320
Pike
5.500%, 09/01/2028 (A)	3,595	3,212
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	1,584	1,560
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(E)(F)	435	389
Vistra Operations LLC
5.625%, 02/15/2027 (A)	3,473	3,360
5.000%, 07/31/2027 (A)	4,390	4,121
4.375%, 05/01/2029 (A)	2,020	1,807
4.300%, 07/15/2029 (A)	559	505

		35,904

Total Corporate Obligations
(Cost $1,766,681) ($ Thousands)		1,496,052

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 9.3%
Other Asset-Backed Securities — 9.3%

Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9(G)
4.423%, ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(E)	$835	$26
Ares XXXIV CLO, Ser 2020-2A, Cl FR
12.679%, ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(B)(E)	2,304	1,860
B&M CLO, Ser 2014-1A, Cl E
9.829%, ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(B)(E)	457	215
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(B)(C)(E)	4,614	127
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(B)(C)(E)	4,378	1,751
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(B)(C)(E)	6,380	5,002
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(B)(C)(E)	10,431	6,467
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(B)(C)(E)	8,633	4,295
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (B)(C)	6,147	4,518
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(B)(C)(E)	3,572	2,322
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (B)(C)	8,543	6,535
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(B)(C)(E)	2,640	343
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(B)(H)	7	2,596
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(B)(H)	3,363	1,345
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(B)(H)	6,413	–
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (B)(C)	10,301	3,492
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(B)(C)(E)	9,535	3,542
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (B)(C)(E)	9,035	33
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(B)(C)	9,000	3,240
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(B)(C)(E)	10,939	5,032
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(B)(C)(E)	10,091	2,826

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(B)(C)(E)	$6,857	$3,223
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(B)(C)(E)	6,048	4,155
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(B)(C)(E)	3,469	2,775
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (B)(C)	7,870	5,497
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(B)(C)(E)	3,653	1,133
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(B)(C)(E)	5,673	1,702
CVP Cascade CLO, Ser 2014-2A, Cl E
6.041%, ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(E)	2,635	–
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(B)(C)(E)	21,812	6,107
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(B)(C)(E)	6,015	2,587
Great Lakes CLO, Ser 2017-1A, Cl ER
11.579%, ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(B)(E)	3,376	3,009
Great Lakes CLO, Ser 2018-1A, Cl ER
11.439%, ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(B)(E)	4,328	3,793
Great Lakes CLO, Ser 2018-1A, Cl FR
14.079%, ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(E)	1,595	1,276
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(B)(C)(E)	1,149	812
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
11.264%, ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(B)(E)	2,886	2,434
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(B)(C)(E)	2,164	1,363
LCM Ltd
0.000%, 01/20/2032 (B)(C)	1,998	1,341
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(B)(C)(E)	4,865	2,043
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
10.208%, ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(B)(E)	3,201	2,640
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(B)(C)(E)	5,235	1,937

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(B)(C)(E)	$1,780	$1,068
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(B)(E)	23	14
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (B)(C)	5,458	3,536
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (B)(C)	5,795	3,448
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (B)(C)	3,394	2,383
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E
10.408%, ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(B)(E)	1,749	1,715
Newstar Exeter Fund Clo LLC, Ser 2015-1RA, Cl E
11.443%, ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(B)(E)	2,704	2,662
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(B)(C)(E)	9,028	3,430
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
11.623%, ICE LIBOR USD 3 Month + 7.380%, 04/20/2030 (A)(B)(E)	4,200	3,319
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(B)(C)(E)	3,012	1,265
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(B)(C)(E)	1,876	1,661
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (B)(C)	7,945	6,118
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (B)(C)	6,412	192
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(B)(C)(E)	3,251	1,918
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (B)(C)(E)	13,119	8,894
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(B)(C)(E)	7,377	4,205
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(B)(C)(E)	5,509	3,164
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(B)(C)(E)	5,959	3,456
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (B)(C)	8,523	4,688
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(B)(C)(E)	15,819	5,062
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(B)(C)(E)	2,950	737
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(B)(C)(E)	2,865	573

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(B)(C)(E)	$5,750	$1,926
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (B)(C)	7,797	6,510
Wind River
0.000%, (B)(C)	11,611	7,837

Total Asset-Backed Securities
(Cost $108,125) ($ Thousands)		183,175

LOAN PARTICIPATIONS — 8.6%
1236904 B.C. LTD., Initial Term Loan, 1st Lien
9.571%, LIBOR + 5.500%, 03/04/2027 (E)	4,016	3,825
19th Holdings Golf, LLC, Initial Term Loan, 1st Lien
6.894%, CME Term SOFR + 3.000%, 02/07/2029 (B)(E)	778	710
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
8.993%, LIBOR + 4.750%, 04/20/2028 (E)	600	596
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
7.127%, LIBOR + 4.250%, 05/17/2028 (E)	593	429
Adient US LLC, Term B-1 Loan, 1st Lien
7.321%, 04/10/2028	514	506
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
9.571%, LIBOR + 5.500%, 10/10/2025 (E)	1,696	1,583
Alvogen Pharma, Extended Term Loan, 1st Lien
0.000%, 06/30/2025 (I)	3,179	2,766
ANI Technologies, Term Loan, 1st Lien
10.214%, 12/15/2026	3,913	3,678
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
9.571%, LIBOR + 5.500%, 09/01/2027 (E)	529	468
Arctic Canadian Diamond Company, 2nd Lien
17.500%, 12/31/2027 (B)	1,856	1,848
Bausch Health Companies Inc., Second Amendment Term Loan, 1st Lien
9.146%, CME Term SOFR + 5.250%, 02/01/2027 (E)	3,659	2,715
Blackhawk Network, Temr Loan, 2nd Lien
10.938%, 06/15/2026	2,412	2,195

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
BoardRiders Inc., Tranche A Loan, 1st Lien
10.867%, 10/23/2023 (B)	$595	$583
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
10.867%, 04/23/2024	2,935	2,483
Byju's, Term Loan, 1st Lien
10.016%, 11/24/2026 (I)	3,007	2,383
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
6.821%, LIBOR + 2.750%, 12/23/2024 (E)	2,200	2,183
Carestream Health, Inc., Term Loan
0.000%, 09/30/2027 (B)(I)	1,935	1,529
Castle US Holding Corporation, Incremental Term B Loan, 1st Lien
8.071%, 01/29/2027	977	673
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
7.821%, LIBOR + 3.750%, 01/29/2027 (E)	802	558
Cenveo, Term Loan
11.386%, 12/31/2024 (B)	739	739
Claire's Stores, Inc., Initial Term Loan, 1st Lien
10.571%, LIBOR + 6.500%, 12/18/2026 (E)	1,996	1,776
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
6.424%, LIBOR + 2.750%, 09/18/2024 (E)	2,605	2,342
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.071%, LIBOR + 5.000%, 01/04/2026 (E)(I)	4,182	2,396
Delivery Hero, Term Loan, 1st Lien
10.008%, 08/12/2027 (I)	1,768	1,692
Delta Topco, Inc., Initial Term Loan, 2nd Lien
9.336%, LIBOR + 7.250%, 12/01/2028 (E)	1,466	1,242
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 10/04/2028 (E)	597	539
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.071%, LIBOR + 5.000%, 08/02/2027 (E)	1,993	1,906
DMT Solutions Global Corporation, Initial Term Loan, 1st Lien
11.065%, 07/02/2024 (B)(E)	942	884

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
DMT Solutions Global Corporation, Term Loan, 1st Lien
11.237%, 07/02/2024 (B)(E)	$1,017	$953
East Valley Tourist Development Authority , Term Loan, 1st Lien
11.481%, CME Term SOFR + 7.500%, 11/23/2026 (B)(E)	4,657	4,517
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
7.994%, CME Term SOFR + 4.250%, 03/31/2027 (E)	7,135	2,140
Envision Healthcare Corporation, Third Out Term Loan, 1st Lien
7.494%, CME Term SOFR + 3.750%, 03/31/2027 (E)	1,428	319
Envision Healthcare, Term Loan
12.010%, CME Term SOFR + 0.000%, 03/31/2027	935	835
Epic Crude Services, LP, Term Loan, 1st Lien
9.740%, LIBOR + 5.000%, 03/02/2026 (E)	1,541	1,351
Epic Y-Grade Services, 1st Lien
10.700%, 06/30/2027 (E)(I)	10,308	9,123
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
7.653%, CME Term SOFR + 4.000%, 07/21/2028 (E)	404	388
First Student Bidco Inc., 2022 Incremental Term C Loan, 1st Lien
7.653%, CME Term SOFR + 4.000%, 07/21/2028 (E)	28	27
First Student Bidco Inc., Initial Term B Loan, 1st Lien
6.642%, LIBOR + 3.000%, 07/21/2028 (E)	424	398
First Student Bidco Inc., Initial Term C Loan, 1st Lien
6.642%, LIBOR + 3.000%, 07/21/2028 (E)	158	148
Focus Financial Partners LLC, Tranche B-3 Term Loan, 1st Lien
5.754%, LIBOR + 2.000%, 07/03/2024 (E)(I)	425	425
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
11.674%, LIBOR + 8.000%, 06/30/2027 (E)	414	406
Freeport LNG Investments, LLLP, Initial Term B Loan, 1st Lien
7.743%, LIBOR + 3.500%, 12/21/2028 (E)(I)	474	449
Freeport LNG Investments, LLLP, Term Loan
0.000%, 11/16/2026 (I)	1,018	961

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
GatesAir, Term Loan
13.703%, 08/01/2027 (B)	$1,763	$1,763
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
8.071%, LIBOR + 4.000%, 12/01/2027 (E)	500	485
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
8.174%, LIBOR + 4.500%, 08/18/2028 (E)(I)	2,085	2,015
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
8.321%, LIBOR + 4.250%, 03/14/2025 (E)	783	621
Grab Holdings, Inc., Initial Term Loan, 1st Lien
8.580%, LIBOR + 4.500%, 01/29/2026 (E)	4,899	4,786
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
7.071%, LIBOR + 3.000%, 08/04/2027 (E)	535	522
Gulf Finance, LLC, Term Loan, 1st Lien
10.600%, LIBOR + 6.750%, 08/25/2026 (E)	4,134	3,388
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
7.571%, LIBOR + 3.500%, 12/16/2024 (E)	473	454
Hudson River Trading LLC, Term Loan, 1st Lien
7.201%, CME Term SOFR + 3.000%, 03/20/2028 (E)	3,320	3,084
Hyland Software, Inc., 2018 Refinancing Term Loan, 1st Lien
7.571%, LIBOR + 3.500%, 07/01/2024 (E)	2,241	2,206
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
7.071%, LIBOR + 3.000%, 05/01/2026 (E)	643	602
Intelsat Jacksons Holdings, Term Loan B
7.445%, 02/01/2029 (E)	1,321	1,274
IRB Holding Corp., 2020 Replacement Term B Loan, 1st Lien
6.821%, LIBOR + 2.750%, 02/05/2025 (E)(I)	1,828	1,793
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/23/2023 (B)(E)	3,751	—

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Journey Personal Care, 1st Lien
7.924%, 03/01/2028 (E)	$3,723	$2,662
Jump Financial, LLC, Term Loan, 1st Lien
8.315%, CME Term SOFR + 4.500%, 08/07/2028 (E)	3,872	3,659
LABL, Inc., Initial Dollar Term Loan, 1st Lien
9.071%, LIBOR + 5.000%, 10/29/2028 (E)	489	464
LifeScan Global Corporation, Initial Term Loan, 1st Lien
9.743%, LIBOR + 6.000%, 10/01/2024 (E)	9,083	6,603
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
9.479%, CME Term SOFR + 5.750%, 02/01/2027 (E)	2,014	1,833
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
9.837%, CME Term SOFR + 5.750%, 02/01/2027 (E)	114	103
Lumileds, Term Loan, 1st Lien
0.000%, 10/31/2027 (I)	259	231
Madison IAQ LLC, Initial Term Loan, 1st Lien
6.815%, LIBOR + 3.250%, 06/21/2028 (E)	438	416
Magnite, Inc., Initial Term Loan, 1st Lien
8.570%, LIBOR + 5.000%, 04/28/2028 (E)	1,142	1,069
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
11.196%, Euribor + 3.250%, 02/16/2025 (E)	6,539	6,457
Mauser Packaging Solutions Holding Company, Initial Term Loan, 1st Lien
7.018%, LIBOR + 3.250%, 04/03/2024 (E)	2,018	1,956
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
10.019%, CME Term SOFR + 5.750%, 08/18/2028 (B)(E)	693	561
9.424%, LIBOR + 4.750%, 08/18/2028 (B)(E)(J)	1,871	1,515
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 10/23/2028 (E)	290	275
Misys Limited, Dollar Term Loan, 1st Lien
6.871%, LIBOR + 3.500%, 06/13/2024 (E)	1,295	1,170
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
8.944%, CME Term SOFR + 4.750%, 05/02/2029 (E)(I)	1,297	1,229

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
MLN US HoldCo LLC, Term B Loan, 1st Lien
8.252%, LIBOR + 4.500%, 11/30/2025 (E)	$1,157	$357
Monitronics International Inc., Term Loan, 1st Lien
11.915%, 03/29/2024	380	249
Mountaineer Merger Corp, Term Loan, 1st Lien
11.440%, 10/26/2028 (E)(I)	2,481	1,985
Naked Juice LLC, Initial Loan, 2nd Lien
9.653%, CME Term SOFR + 6.000%, 01/24/2030 (E)	2,015	1,750
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
10.321%, LIBOR + 6.250%, 11/05/2029 (E)	1,140	1,056
Nine West Holdings Inc., Term Loan
11.754%, 03/20/2024	910	749
11.572%, 03/20/2024	977	803
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.165%, LIBOR + 2.750%, 10/01/2025 (E)	725	705
Olympus Water US Holding Corporation, Initial Dollar Term Loan, 1st Lien
7.438%, LIBOR + 3.750%, 11/09/2028 (E)	126	121
Open Text ULC, Term Loan, 1st Lien
0.000%, 11/16/2029 (I)	1,675	1,625
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 09/24/2028 (E)	–	—
Park River Holdings, Inc., Initial Term Loan, 1st Lien
6.993%, LIBOR + 3.250%, 12/28/2027 (E)	229	198
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
6.924%, LIBOR + 3.250%, 03/03/2028 (E)	635	615
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
7.321%, LIBOR + 3.250%, 11/15/2028 (E)	440	422
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
11.594%, CME Term SOFR + 7.500%, 02/01/2030 (E)	1,384	833
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
5.576%, LIBOR + 3.500%, 09/07/2023 (E)	7,947	2,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
4.250%, LIBOR + 3.500%, 09/07/2023 (B)(E)	$33	$9
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority)
10.793%, 08/10/2023 (E)	132	61
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
10.793%, LIBOR + 7.500%, 08/10/2023 (E)	546	251
Shutterfly, LLC, 2021 Refinancing Term B Loan, 1st Lien
9.071%, LIBOR + 5.000%, 09/25/2026 (E)(I)	327	200
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
8.437%, CME Term SOFR + 4.250%, 04/02/2029 (E)(I)	854	837
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
8.571%, LIBOR + 4.500%, 12/22/2025 (E)	2,731	1,855
SPX Flow Inc., Term Loan, 1st Lien
8.687%, CME Term SOFR + 4.500%, 04/05/2029 (E)(I)	353	330
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
7.782%, LIBOR + 5.000%, 04/16/2026 (E)	4,690	4,175
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
8.174%, LIBOR + 4.500%, 12/04/2026 (E)(I)	157	144
Sunshine Luxembourg VII S.a r.l., Facility B3 Term Loan, 1st Lien
7.424%, LIBOR + 3.750%, 10/01/2026 (E)	1,513	1,435
SWF Holdings I Corp., Initial Term Loan, 1st Lien
7.602%, LIBOR + 4.000%, 10/06/2028 (E)(I)	1,974	1,541
Syniverse Holdings, LLC, Initial Term Loan, 1st Lien
10.553%, CME Term SOFR + 7.000%, 05/13/2027 (E)	2,660	2,308
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.337%, CME Term SOFR + 5.250%, 03/02/2027 (E)	3,031	2,091
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
6.821%, LIBOR + 2.750%, 02/06/2024 (E)	404	335

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
TIBCO Software Inc., Term Loan, 2nd Lien
10.653%, CME Term SOFR + 7.000%, 09/28/2029 (B)(E)	$745	$633
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
6.871%, LIBOR + 3.500%, 07/30/2027 (E)(I)	423	405
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
7.915%, LIBOR + 3.500%, 01/31/2025 (E)	1,825	1,075
Travelport Finance (Luxembourg) S.a r.l., 2021 Consented Term Loan, 1st Lien
8.674%, LIBOR + 5.000%, 05/29/2026 (E)(I)	1,759	1,182
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
5.174%, LIBOR + 1.500%, 02/28/2025 (E)(I)	1,398	1,388
Traverse Midstream Partners LLC, Advance, 1st Lien
8.405%, CME Term SOFR + 4.250%, 09/27/2024 (E)	3,335	3,310
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
7.174%, LIBOR + 3.500%, 03/31/2028 (E)	378	348
Tutor Perini Corporation, Term Loan, 1st Lien
8.821%, LIBOR + 3.500%, 08/18/2027 (B)(E)	3,651	3,432
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
9.125%, LIBOR + 5.000%, 06/26/2026 (E)	723	402
Venator Finance S.A.R.L. (Venator Materials LLC), Initial Term Loan, 1st Lien
7.071%, LIBOR + 3.000%, 08/08/2024 (E)	366	264
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
8.359%, LIBOR + 4.000%, 08/20/2025 (E)	2,673	2,410
Wellful Inc., Initial Term Loan, 1st Lien
10.420%, LIBOR + 6.250%, 04/21/2027 (E)	3,363	3,072
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
7.837%, CME Term SOFR + 3.750%, 10/19/2027 (E)	782	752

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Wilsonart LLC, Tranche E Term Loan, 1st Lien
6.930%, LIBOR + 3.250%, 12/31/2026 (E)(I)	$1,616	$1,534

Total Loan Participations
(Cost $195,347) ($ Thousands)		170,241

	Shares
COMMON STOCK — 1.3%
21st Century Oncology *(B)	22,017	222
Aquity Equity *(B)	89,545	1,008
Arctic Canadian Diamond Co *(B)	1,633	—
Carestream Health Holdings Inc *(B)	123,791	2,654
CHC Group LLC *	1,444	—
Chesapeake Energy Corp	5,206	539
Chord Energy Corp	4,235	646
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	390
EP Energy Corp *	25,685	167
Frontier Communications Parent Inc *	24,654	635
Guitar Center *(B)(J)	24,502	4,691
Gulfport Energy Corp *	10,697	867
Gymboree Corp *(B)(J)	18,542	—
Gymboree Holding Corp *(B)(J)	52,848	—
iHeartMedia Inc, Cl A *	63,646	512
Intelsat Emergene SA *(B)	65,585	1,673
Intelsat Jackson (B)	13,734	—
Lumileds Common Bright Bidco	8,896	246
Mallinckrodt *	12,665	137
Medical Card Systems *(B)	395,653	174
Monitronics International Inc *(B)	381,412	1,949
MYT Holding LLC *(B)	461,765	369
Neiman Marcus Group *(B)(J)	10,950	1,916
Nine West *(B)	163,718	126
Noble Corp PLC *	11,801	438
Parker Drilling *(B)(J)	5,140	33
Parker Drilling Co *(B)(J)	138,594	901
Penney Borrower LLC *(B)	31,845	167
Propco Certificates *(B)	210,522	2,790
Rue 21 *	2,551	—
SandRidge Energy Inc *	11,510	235
VICI Properties Inc ‡	59,063	2,020
Windstream Services *(B)	46,229	601

Total Common Stock
(Cost $30,820) ($ Thousands)		26,106

PREFERRED STOCK — 0.8%
BoardRiders, 0.000% *(B)(C)(F)	336,591	390
Bowlero, 0.000% *(B)(C)(F)	1,940	1,940

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Claire's Stores Inc, 0.000% *(B)(C)(F)	1,498	$1,719
Crestwood Equity Partners, 9.250% (F)	224,639	2,031
FHLMC, 0.000% *(C)(F)	29,819	89
FNMA, 0.000% *(C)(F)	43,993	141
Foresight, 0.000% *(B)(C)(F)	60,593	697
Guitar Center Inc, 0.000% *(B)(C)(F)(J)	782	71
Gulfport Energy, 0.000% *(B)(C)(F)	43	249
Ladenburg Thalmann Financial Services, 6.500% *	102,399	1,618
MPLX, 8.462% *(B)(F)	41,696	1,501
MYT Holding LLC, 10.000%	516,164	560
Syniverse, 0.000% *(B)(C)(F)	4,273,537	4,102

Total Preferred Stock
(Cost $15,007) ($ Thousands)		15,108

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Avaya
8.000% , 12/15/2027	3,175	1,841
DISH Network
3.375% , 08/15/2026	804	520
DraftKings Holdings
0.000%, 03/15/2028(C)	1,308	835
Liberty Interactive LLC
4.000% , 11/15/2029	198	67
3.750% , 02/15/2030	3,719	1,246
North Sea Natural Resources
0.000%, (B)(F)(C)	889	889
Silver Airways LLC
13.000% , 12/31/2027(B)	2,849	2,849
Spotify USA
0.000%, 03/15/2026(C)	1,308	1,046

Total Convertible Bonds
(Cost $12,158) ($ Thousands)		9,293

	Number of Warrants
WARRANTS — 0.1%
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(B)(J)	5,960	575
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(B)(J)	6,486	363
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(B)(J)	526	29
Intelsat
Strike Price $– *‡‡(B)	6	–

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS (continued)
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(B)	6,679	$295
Noble Corp, Expires 02/08/2028
Strike Price $23.13*	18,303	331
Noble Corp PLC, Expires 02/07/2028
Strike Price $19.27*	18,303	357
Windstream Services
Strike Price $0.00 *‡‡(B)	50,968	663

Total Warrants
(Cost $1,026) ($ Thousands)		2,613

	Shares
CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	46,687,434	46,687

Total Cash Equivalent
(Cost $46,687) ($ Thousands)		46,687

Total Investments in Securities — 99.1%
(Cost $2,175,851) ($ Thousands)		$1,949,275

Percentages are based on Net Assets of $1,967,031 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $1,277,900 ($ Thousands), representing 65.0% of the Net Assets of the Fund.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	Security is in default on interest payment.
(E)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(F)	Perpetual security with no stated maturity date.
(G)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(H)	Zero coupon security.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2022 was $13,402 ($ Thousands) and represented 0.7% of the Net Assets of the

Fund. See table below for acquisition dates and acquisition cost.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Continued)

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,495,127	925	1,496,052
Asset-Backed Securities	–	–	183,175	183,175
Loan Participations	–	150,564	19,677	170,241
Common Stock	6,586	246	19,274	26,106
Preferred Stock	2,172	2,267	10,669	15,108
Convertible Bonds	–	5,555	3,738	9,293
Warrants	–	688	1,925	2,613
Cash Equivalent	46,687	–	–	46,687
Total Investments in Securities	55,445	1,654,447	239,383	1,949,275

The following table depicts purchases and transfers in and/or out of Level 3 investments during the year for investments held as of November 30, 2022 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of May 31, 2022	$959	$26,081	$210,619	$17,044	$10,965	$2,123	$2,109
Accrued discounts/premiums	10	7	(188)	—	—	2,683	—
Realized gain/(loss)	—	(44)	3,894	4,256	—	—	—
Change in unrealized appreciation/(depreciation)	(44)	(767)	(8,562)	(1,368)	(730)	(2,683)	(184)
Purchases	—	5,457	—	2,377	434	1,615	—
Sales	—	(4,288)	(22,588)	(3,549)	—	—	—
Net transfer into Level 3	—	2,398	—	2,789	—	—	—
Net transfer out of Level 3	—	(9,167)	—	(2,275)	—	—	—
Ending Balance as of November 30, 2022	$925	$19,677	$183,175	$19,274	$10,669	$3,738	$1,925
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,436)	$(1,084)	$(10,219)	$(5,183)	$(365)	$(3)	$(184)

(1) Of the $239,383 ($ Thousands) in Level 3 securities as of November 30, 2022, $25,658 ($ thousand) or 1.3% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at November 30, 2022 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$11,732	This is equity held at the parent level and is priced off of operating company public equity "MYTE" on a monthly basis	None	N/A
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced based off of broker runs	None	N/A
		Weighted valuation techniques	Guideline transaction valuation	$1,154.2m - $1,298.5m
			Comparable company valuation	$1,082.1m - $1,226.4m
			Valuation case probability weighting	50%
		Market Comparables Approach	EBITDA	$190m
			EBITDA multiple	3.5x - 4.0x
			Valuation case probability weighting	100.0%
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Category	Market Value at November 30, 2022 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	50%
		Estimated recovery Model	Estimated Excess RBC	$55.0m
			Estimated Indemnity escrow	$15.0m
			Discount Rate	50.0%
Convertible Preferred	5,239	Broker Quotation	None	N/A
		Milestone Approach	Convertible Note Balance	$44.34m
			Converted Equity Percent	50.2%
			Projected Barrels	2.9bn
		Discounted cash flow model	Implied total yield	15.75% - 16.75%
Corporate Bond	802	Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Estimated recovery model	Estimated Total Claims Case	$420.0M - 440.0M
		Estimated recovery model	Estimated Debt Claims	$157.5M
Loans	4,983	Discounted cash flow model	Implied total yield	17.30% - 17.70%
		Asset Protection Analysis	EBITA	$35.4m - $39m
			Enterprise Value	$64.5m
		Discounted cash flow model	Implied total credit spread	9.56% - 10.56%
		Yield Analysis	Market Yield	0.1322
Preferred Stock	6,532

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Use an average bid-side pricing based off of broker runs on a monthly basis	None	N/A
		Market Comparables Approach	EBITDA	$96m - $120m
			EBITDA multiple	7.0x - 9.5x
			Valuation case probability weighting	100%
		Weighted valuation techniques	EBITDA	$207m - $260m
			EBITDA multiple	3.50x - 5.25x
			Weighted Average Cost of Capital	16.25%
			Valuation case probability weighting	50%

		Comparable Yield approach	Implied total yield	11.64% - 13.64%
Warrants	1,262	Use an average mid-pricing based off of available broker runs on a monthly basis	None	N/A
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$207m - $216m
			EBITDA multiple	4.50x - 5.75x
			Weighted Average Cost of Capital	16.50%
			Valuation case probability weighting	50%
Total	$30,550

For the period ended November 30, 2022, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$63,599	$343,098	$(360,010)	$—	$—	$46,687	$326	$—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

High Yield Bond Fund (Concluded)

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2022, is as follows:

Description	Number of Shares/Face Amount ($ Thousands)/Number of Warrants	Acquisition Date/Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)
Common Stock
Guitar Center	24,502	1/8/2021	$3,105	$4,691
Gymboree Corp	18,542	10/1/2018	232	–
Gymboree Holding Corp	52,848	9/14/2018	958	–
Neiman Marcus Group	1,051	8/11/2020	–	184
Parker Drilling	5,140	6/17/2020	77	33
Parker Drilling Co	138,594	4/16/2020	1,740	901
Corporate Obligation
Aventine (Escrow Security)	$2,600,000	4/21/2010	–	–
Envision Healthcare	3,255,000	10/1/2019	2,775	944
EQM Midstream Partners	328,000	6/3/2020	328	321
Northwest Acquisitions ULC	3,290,000	8/17/2021	2,312	–
Six Flags Theme Parks	647,000	7/22/2019	665	649
Trident TPI Holdings	3,272,000	10/1/2018	3,281	3,126
Loan Participation
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	1,870,863	5/29/2020	1,855	1,515
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	71
Warrant
Guitar Center Tranche I	5,960	1/8/2021	328	575
Guitar Center Tranche II	6,486	1/8/2021	233	363
Guitar Center Tranche III	526	1/8/2021	19	29
			$17,982	$13,402

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 64.2%
Communication Services — 8.7%
Alphabet
2.250%, 08/15/2060	$280	$169
America Movil
6.375%, 03/01/2035	190	206
6.125%, 03/30/2040	380	394
AT&T
4.750%, 05/15/2046	360	313
4.500%, 05/15/2035	3,105	2,845
3.800%, 12/01/2057	5,485	3,982
3.650%, 09/15/2059	1,976	1,373
3.550%, 09/15/2055	1,620	1,136
3.500%, 09/15/2053	2,186	1,544
Bell Canada
4.464%, 04/01/2048	305	262
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	1,908	1,797
6.384%, 10/23/2035	1,740	1,712
5.750%, 04/01/2048	941	810
5.375%, 05/01/2047	1,864	1,542
3.900%, 06/01/2052	250	166
3.850%, 04/01/2061	725	447
3.700%, 04/01/2051	340	217
3.500%, 06/01/2041	175	118
Comcast
4.250%, 01/15/2033	200	190
4.049%, 11/01/2052	845	687
3.969%, 11/01/2047	2,488	2,019
3.900%, 03/01/2038	910	795
2.987%, 11/01/2063	1,168	739
2.937%, 11/01/2056	4,138	2,682
2.887%, 11/01/2051	801	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
COX Communications
4.500%, 06/30/2043 (A)	$382	$315
Discovery Communications LLC
5.200%, 09/20/2047	549	425
4.650%, 05/15/2050	310	224
4.000%, 09/15/2055	705	452
Fox
5.576%, 01/25/2049	270	242
Level 3 Financing
3.875%, 11/15/2029 (A)	600	466
Magallanes
5.391%, 03/15/2062 (A)	161	125
Meta Platforms
4.650%, 08/15/2062 (A)	195	159
4.450%, 08/15/2052 (A)	1,015	834
Paramount Global
5.850%, 09/01/2043	1,250	1,058
4.950%, 05/19/2050	378	281
4.850%, 12/15/2034	765	640
Rogers Communications
5.000%, 03/15/2044	442	385
4.550%, 03/15/2052 (A)	402	327
4.500%, 03/15/2043	257	211
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	950	742
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	560	388
Time Warner Cable LLC
7.300%, 07/01/2038	310	317
6.750%, 06/15/2039	310	301
6.550%, 05/01/2037	725	695
5.875%, 11/15/2040	335	297
5.500%, 09/01/2041	760	647
4.500%, 09/15/2042	405	304
T-Mobile USA
5.800%, 09/15/2062	170	170
5.650%, 01/15/2053	716	718
4.375%, 04/15/2040	100	87
3.600%, 11/15/2060	335	232
3.400%, 10/15/2052	755	527
3.000%, 02/15/2041	1,680	1,222
TWDC Enterprises 18 MTN
3.700%, 12/01/2042	750	615
Verizon Communications
4.500%, 08/10/2033	2,680	2,540
4.400%, 11/01/2034	700	646
3.700%, 03/22/2061	723	519
3.550%, 03/22/2051	1,203	890
3.400%, 03/22/2041	3,575	2,744
2.987%, 10/30/2056	1,750	1,104
2.650%, 11/20/2040	170	118

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vodafone Group PLC
5.250%, 05/30/2048	$1,291	$1,159
5.000%, 05/30/2038	195	181
4.875%, 06/19/2049	341	291
4.375%, 02/19/2043	315	259
4.250%, 09/17/2050	260	205
Walt Disney
7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	800	892
4.625%, 03/23/2040	90	86
3.600%, 01/13/2051	1,765	1,389
3.500%, 05/13/2040	425	350
2.750%, 09/01/2049	507	342
Warnermedia Holdings
5.141%, 03/15/2052 (A)	1,993	1,544
5.050%, 03/15/2042 (A)	1,710	1,369

		56,714

Consumer Discretionary — 2.7%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	475	378
Amazon.com
4.950%, 12/05/2044	1,499	1,518
4.050%, 08/22/2047	491	431
3.950%, 04/13/2052	382	326
3.100%, 05/12/2051	1,845	1,346
2.875%, 05/12/2041	657	502
2.700%, 06/03/2060	570	360
2.500%, 06/03/2050	185	121
Aptiv PLC
5.400%, 03/15/2049	544	472
3.100%, 12/01/2051	462	286
Dollar General
5.500%, 11/01/2052	135	137
Dollar Tree
3.375%, 12/01/2051	165	113
eBay
3.650%, 05/10/2051	369	269
General Motors
6.600%, 04/01/2036	150	152
6.250%, 10/02/2043	120	116
5.950%, 04/01/2049	695	646
5.600%, 10/15/2032	310	298
5.150%, 04/01/2038	155	137
5.000%, 04/01/2035	65	57
Home Depot
4.950%, 09/15/2052	550	544
4.250%, 04/01/2046	955	846
3.900%, 06/15/2047	402	339
3.625%, 04/15/2052	669	531
3.350%, 04/15/2050	545	413

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lowe's
5.800%, 09/15/2062	$455	$451
5.625%, 04/15/2053	895	895
4.250%, 04/01/2052	525	429
4.050%, 05/03/2047	190	153
3.700%, 04/15/2046	675	517
3.000%, 10/15/2050	710	477
Massachusetts Institute of Technology
5.600%, 07/01/2111	360	387
McDonald's MTN
4.600%, 05/26/2045	460	417
4.450%, 03/01/2047	1,015	903
3.625%, 09/01/2049	405	314
Newell Brands
5.750%, 04/01/2046	200	154
President & Fellows of Harvard College
3.745%, 11/15/2052	215	181
Starbucks
4.450%, 08/15/2049	425	372
3.350%, 03/12/2050	660	479
Target
2.950%, 01/15/2052	120	85
University of Southern California
5.250%, 10/01/2111	865	851

		17,403

Consumer Staples — 4.4%
Alcon Finance
5.750%, 12/06/2052 (A)	590	597
Altria Group
4.450%, 05/06/2050	200	143
4.000%, 02/04/2061	590	392
3.875%, 09/16/2046	830	565
3.700%, 02/04/2051	165	107
3.400%, 02/04/2041	665	453
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,935	3,681
4.700%, 02/01/2036	4,135	3,967
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	826	846
4.750%, 04/15/2058	120	110
4.600%, 04/15/2048	620	563
4.439%, 10/06/2048	1,127	990
4.375%, 04/15/2038	360	330
4.350%, 06/01/2040	551	497
Bacardi
5.300%, 05/15/2048 (A)	185	164
BAT Capital
7.750%, 10/19/2032	145	160
5.650%, 03/16/2052	275	230
5.282%, 04/02/2050	90	72

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.758%, 09/06/2049	$420	$311
4.540%, 08/15/2047	1,570	1,139
4.390%, 08/15/2037	1,410	1,111
3.734%, 09/25/2040	665	469
Baylor Scott & White Holdings
2.839%, 11/15/2050	30	20
Bimbo Bakeries USA
4.000%, 05/17/2051 (A)	265	203
Church & Dwight
5.000%, 06/15/2052	650	614
City of Hope
4.378%, 08/15/2048	650	543
Coca-Cola
2.500%, 06/01/2040	305	226
Constellation Brands
4.100%, 02/15/2048	465	379
Fomento Economico Mexicano
3.500%, 01/16/2050	410	293
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052	250	199
Indiana University Health Obligated Group
2.852%, 11/01/2051	350	226
JBS USA LUX / JBS USA Food / JBS USA Finance
6.500%, 12/01/2052 (A)	1,235	1,192
4.375%, 02/02/2052 (A)	840	611
3.000%, 05/15/2032 (A)	582	456
Keurig Dr Pepper
4.500%, 04/15/2052	290	246
Kraft Heinz Foods
5.500%, 06/01/2050	470	464
5.200%, 07/15/2045	125	118
5.000%, 06/04/2042	540	506
4.875%, 10/01/2049	739	665
4.375%, 06/01/2046	90	76
Kroger
4.450%, 02/01/2047	960	821
3.950%, 01/15/2050	550	438
MedStar Health
3.626%, 08/15/2049	530	382
Nestle Holdings
4.700%, 01/15/2053 (A)	265	258
3.900%, 09/24/2038 (A)	620	553
New York and Presbyterian Hospital
2.256%, 08/01/2040	395	263
PepsiCo
2.875%, 10/15/2049	415	308
Philip Morris International
5.750%, 11/17/2032	600	618
4.500%, 03/20/2042	575	477
3.875%, 08/21/2042	655	492

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Reynolds American
5.850%, 08/15/2045	$295	$258
Stanford Health Care
3.027%, 08/15/2051	380	261
Walmart
2.650%, 09/22/2051	200	141

		29,204

Energy — 6.6%
Aker BP
3.100%, 07/15/2031 (A)	240	198
BG Energy Capital
5.125%, 10/15/2041 (A)	205	193
BP Capital Markets America
3.379%, 02/08/2061	645	458
3.060%, 06/17/2041	705	538
3.001%, 03/17/2052	420	287
3.000%, 02/24/2050	25	17
2.939%, 06/04/2051	28	19
2.772%, 11/10/2050	1,140	754
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	315
Chevron
3.078%, 05/11/2050	289	215
Columbia Pipeline Group
5.800%, 06/01/2045	285	282
ConocoPhillips
4.300%, 11/15/2044	670	594
4.025%, 03/15/2062	633	517
3.800%, 03/15/2052	280	227
3.758%, 03/15/2042	280	237
Devon Energy
5.600%, 07/15/2041	120	116
5.000%, 06/15/2045	80	71
Diamondback Energy
6.250%, 03/15/2033	265	274
4.250%, 03/15/2052	213	163
El Paso Natural Gas
8.375%, 06/15/2032	120	138
Energy Transfer
6.500%, 02/01/2042	45	45
6.250%, 04/15/2049	295	279
6.125%, 12/15/2045	838	794
6.000%, 06/15/2048	30	28
5.950%, 10/01/2043	1,115	1,030
5.800%, 06/15/2038	40	37
5.400%, 10/01/2047	1,555	1,341
5.350%, 05/15/2045	255	219
5.300%, 04/15/2047	485	412
5.150%, 02/01/2043	75	63
5.150%, 03/15/2045	200	171
4.900%, 03/15/2035	1,000	900

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Eni SpA
5.700%, 10/01/2040 (A)	$170	$158
Enterprise Products Operating LLC
6.650%, 10/15/2034	890	952
6.125%, 10/15/2039	285	293
5.700%, 02/15/2042	540	530
5.100%, 02/15/2045	400	365
4.950%, 10/15/2054	545	467
4.900%, 05/15/2046	1,305	1,153
4.850%, 03/15/2044	290	259
4.200%, 01/31/2050	105	84
3.700%, 01/31/2051	95	70
3.200%, 02/15/2052	340	230
EOG Resources
4.950%, 04/15/2050	234	229
EQM Midstream Partners
6.500%, 07/15/2048	500	387
Equinor
3.625%, 04/06/2040	1,080	904
Exxon Mobil
4.227%, 03/19/2040	175	161
3.452%, 04/15/2051	2,473	1,916
3.095%, 08/16/2049	160	118
Halliburton
5.000%, 11/15/2045	60	54
Hess
6.000%, 01/15/2040	55	55
5.800%, 04/01/2047	120	117
5.600%, 02/15/2041	440	424
Kinder Morgan
5.550%, 06/01/2045	260	243
5.450%, 08/01/2052	170	155
5.300%, 12/01/2034	2,406	2,286
5.050%, 02/15/2046	125	108
3.600%, 02/15/2051	55	39
3.250%, 08/01/2050	305	202
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	636
5.000%, 08/15/2042	700	614
Marathon Petroleum
6.500%, 03/01/2041	193	202
4.750%, 09/15/2044	50	43
MPLX
5.500%, 02/15/2049	120	108
4.950%, 09/01/2032	80	76
4.950%, 03/14/2052	90	75
4.500%, 04/15/2038	670	575
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	221
Occidental Petroleum
6.574%, 10/10/2036 (B)	2,731	1,383
4.300%, 08/15/2039	436	353

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Petroleos Mexicanos
6.350%, 02/12/2048	$745	$453
Petroleos Mexicanos MTN
6.750%, 09/21/2047	525	333
Phillips 66
4.900%, 10/01/2046 (A)	989	896
4.875%, 11/15/2044	650	606
4.650%, 11/15/2034	999	946
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	475	374
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	935	776
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	530	460
4.682%, 05/01/2038 (A)	285	257
Shell International Finance BV
6.375%, 12/15/2038	877	985
5.500%, 03/25/2040	435	453
4.550%, 08/12/2043	635	583
4.375%, 05/11/2045	1,660	1,491
3.750%, 09/12/2046	254	206
Suncor Energy
6.800%, 05/15/2038	535	571
3.750%, 03/04/2051	275	203
Texas Eastern Transmission
7.000%, 07/15/2032	480	525
4.150%, 01/15/2048 (A)	475	384
TotalEnergies Capital International
3.127%, 05/29/2050	1,330	961
TransCanada PipeLines
7.250%, 08/15/2038	880	987
4.875%, 05/15/2048	195	175
4.750%, 05/15/2038	315	284
4.625%, 03/01/2034	350	323
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	750	728
4.600%, 03/15/2048	536	457
4.450%, 08/01/2042	470	406
Williams
7.500%, 01/15/2031	270	298
5.300%, 08/15/2052	505	464
3.500%, 10/15/2051	465	329
2.600%, 03/15/2031	320	263

		43,354

Financials — 11.4%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,317	1,416
Allstate
4.500%, 06/15/2043	50	45
American International Group
4.800%, 07/10/2045	50	45

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 04/01/2048	$160	$145
4.375%, 06/30/2050	370	320
Aon
3.900%, 02/28/2052	1,314	1,021
Arthur J Gallagher
3.500%, 05/20/2051	435	310
Athene Holding
3.450%, 05/15/2052	500	312
Bank of America
6.110%, 01/29/2037	660	684
6.000%, 10/15/2036	1,890	1,976
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (C)	308	226
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (C)	1,040	787
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (C)	205	168
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (C)	270	178
2.687%, U.S. SOFR + 1.320%, 04/22/2032 (C)	1,235	1,001
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (C)	280	227
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (C)	315	251
Bank of America MTN
5.875%, 02/07/2042	1,210	1,263
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (C)	225	190
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (C)	860	707
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (C)	1,000	847
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (C)	1,726	1,204
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/2031 (C)	695	572
Bank of New York Mellon
5.834%, SOFRINDX + 2.074%, 10/25/2033 (C)	500	527
Berkshire Hathaway
4.500%, 02/11/2043	218	207
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,209
4.200%, 08/15/2048	560	503
3.850%, 03/15/2052	677	553
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	869	880
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)(C)	55	44
Brown & Brown
4.950%, 03/17/2052	405	335

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	$723	$647
Chubb INA Holdings
6.700%, 05/15/2036	627	702
CI Financial
4.100%, 06/15/2051	245	148
3.200%, 12/17/2030	265	205
Cincinnati Financial
6.920%, 05/15/2028	509	548
Citigroup
8.125%, 07/15/2039	204	256
6.625%, 06/15/2032	810	858
6.270%, U.S. SOFR + 2.338%, 11/17/2033 (C)	410	432
4.750%, 05/18/2046	1,096	935
4.650%, 07/23/2048	775	698
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (C)	1,053	889
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (C)	200	167
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (C)	295	207
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	230	170
Cooperatieve Rabobank UA
5.250%, 08/04/2045	100	90
Corebridge Financial
4.400%, 04/05/2052 (A)	325	261
4.350%, 04/05/2042 (A)	100	82
3.900%, 04/05/2032 (A)	360	317
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(C)	1,295	1,315
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(C)	490	429
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(C)	680	463
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	246
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(C)	375	361
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(C)	200	181
Farmers Insurance Exchange
4.747%, ICE LIBOR USD 3 Month + 3.231%, 11/01/2057 (A)(C)	300	246
Fifth Third Bancorp
8.250%, 03/01/2038	286	348
Global Atlantic Finance
3.125%, 06/15/2031 (A)	315	232

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.750%, 10/01/2037	$1,330	$1,425
6.250%, 02/01/2041	1,303	1,382
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (C)	600	526
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (C)	3,100	2,614
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (C)	555	420
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (C)	655	486
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (C)	20	14
Goldman Sachs Group MTN
4.800%, 07/08/2044	75	68
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	755	648
Hartford Financial Services Group
6.625%, 03/30/2040	310	327
HSBC Bank USA
7.000%, 01/15/2039	320	349
HSBC Holdings PLC
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (C)	200	211
6.800%, 06/01/2038	737	730
6.500%, 09/15/2037	1,275	1,232
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (C)	825	772
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (C)	150	132
Intercontinental Exchange
4.950%, 06/15/2052	738	710
3.000%, 06/15/2050	250	173
3.000%, 09/15/2060	180	119
Jefferies Group
6.250%, 01/15/2036	338	337
JPMorgan Chase
5.600%, 07/15/2041	1,461	1,491
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (C)	760	620
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (C)	1,465	1,185
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (C)	1,171	934
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (C)	435	366
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (C)	336	243
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (C)	1,135	786
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (C)	475	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.545%, U.S. SOFR + 1.180%, 11/08/2032 (C)	$350	$280
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	555
Liberty Mutual Group
3.951%, 10/15/2050 (A)	220	155
3.950%, 05/15/2060 (A)	25	16
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (C)	300	276
4.344%, 01/09/2048	391	286
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(C)	745	572
Marsh & McLennan
6.250%, 11/01/2052	330	369
4.750%, 03/15/2039	449	413
4.200%, 03/01/2048	540	446
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (A)	236	237
3.729%, 10/15/2070 (A)	428	287
3.375%, 04/15/2050 (A)	637	447
MetLife
5.875%, 02/06/2041	280	290
5.000%, 07/15/2052	840	811
4.875%, 11/13/2043	375	351
4.721%, 12/15/2044	255	232
4.050%, 03/01/2045	781	660
Moody's
4.875%, 12/17/2048	560	519
3.750%, 02/25/2052	65	50
2.750%, 08/19/2041	455	323
Morgan Stanley
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (C)	125	116
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (C)	680	512
Morgan Stanley MTN
6.375%, 07/24/2042	894	990
4.300%, 01/27/2045	540	465
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (C)	1,065	907
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (C)	435	346
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (C)	325	253
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (C)	575	438
Nasdaq
3.950%, 03/07/2052	410	323
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	245

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York Life Insurance
6.750%, 11/15/2039 (A)	$725	$812
5.875%, 05/15/2033 (A)	452	470
4.450%, 05/15/2069 (A)	750	617
3.750%, 05/15/2050 (A)	226	173
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	776	546
3.450%, 03/30/2051 (A)	150	106
Progressive
3.700%, 03/15/2052	320	247
Prudential Financial
3.905%, 12/07/2047	55	44
Prudential Financial MTN
5.700%, 12/14/2036	782	808
Raymond James Financial
4.950%, 07/15/2046	305	277
3.750%, 04/01/2051	425	313
S&P Global
3.900%, 03/01/2062 (A)	100	81
3.250%, 12/01/2049	250	186
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	404
3.300%, 05/15/2050 (A)	300	212
Travelers
3.050%, 06/08/2051	315	219
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A)(C)	455	424
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(C)	30	23
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (C)	575	600
Wells Fargo
5.850%, 02/01/2037	2,205	2,251
5.606%, 01/15/2044	160	157
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (C)	2,246	2,110
4.900%, 11/17/2045	290	256
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (C)	330	318
4.650%, 11/04/2044	700	607
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (C)	1,125	999
4.400%, 06/14/2046	80	65
Westpac Banking
3.133%, 11/18/2041	245	160

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (C)	$205	$151
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (C)	60	44
Willis North America
3.875%, 09/15/2049	460	332
XLIT
5.250%, 12/15/2043	587	580

		75,004

Health Care — 7.9%
Abbott Laboratories
4.900%, 11/30/2046	599	601
AbbVie
4.875%, 11/14/2048	735	690
4.850%, 06/15/2044	530	495
4.550%, 03/15/2035	1,785	1,698
4.500%, 05/14/2035	1,280	1,213
4.400%, 11/06/2042	2,039	1,821
4.250%, 11/21/2049	1,998	1,718
4.050%, 11/21/2039	457	399
Advocate Health & Hospitals
4.272%, 08/15/2048	391	340
Aetna
4.125%, 11/15/2042	400	329
Alcon Finance
3.800%, 09/23/2049 (A)	425	321
Amgen
4.950%, 10/01/2041	825	768
4.875%, 03/01/2053	587	535
4.400%, 05/01/2045	1,819	1,572
4.400%, 02/22/2062	125	102
4.200%, 02/22/2052	5	4
AstraZeneca PLC
6.450%, 09/15/2037	1,031	1,175
Baxter International
3.132%, 12/01/2051	565	378
BayCare Health System
3.831%, 11/15/2050	365	293
Bayer US Finance II LLC
4.625%, 06/25/2038 (A)	150	130
4.400%, 07/15/2044 (A)	1,080	854
3.950%, 04/15/2045 (A)	200	146
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	335
Becton Dickinson
3.794%, 05/20/2050	335	261
Biogen
3.250%, 02/15/2051	100	69

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Boston Scientific
4.550%, 03/01/2039	$172	$155
Bristol-Myers Squibb
4.550%, 02/20/2048	182	169
4.250%, 10/26/2049	1,168	1,038
3.700%, 03/15/2052	660	536
3.550%, 03/15/2042	305	254
Children's Hospital Medical Center
2.820%, 11/15/2050	450	294
Cigna
4.900%, 12/15/2048	410	378
4.800%, 07/15/2046	828	752
3.875%, 10/15/2047	1,290	1,019
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	63
CommonSpirit Health
4.187%, 10/01/2049	1,081	837
CVS Health
5.125%, 07/20/2045	195	182
5.050%, 03/25/2048	2,335	2,168
4.780%, 03/25/2038	2,225	2,056
4.125%, 04/01/2040	595	502
2.700%, 08/21/2040	300	211
Danaher
2.800%, 12/10/2051	525	362
2.600%, 10/01/2050	60	40
Elevance Health
6.100%, 10/15/2052	230	250
4.650%, 01/15/2043	15	14
4.375%, 12/01/2047	1,808	1,565
3.700%, 09/15/2049	625	480
GE Healthcare Holding LLC
6.377%, 11/22/2052 (A)	880	979
Gilead Sciences
4.800%, 04/01/2044	320	301
4.600%, 09/01/2035	695	672
4.500%, 02/01/2045	695	629
GlaxoSmithKline Capital
6.375%, 05/15/2038	260	297
HCA
5.500%, 06/15/2047	235	214
5.250%, 06/15/2049	615	538
4.625%, 03/15/2052 (A)	585	472
4.375%, 03/15/2042 (A)	75	61
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	437
Humana
4.950%, 10/01/2044	490	454
3.950%, 08/15/2049	450	358
Johnson & Johnson
3.750%, 03/03/2047	475	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.400%, 01/15/2038	$410	$355
Kaiser Foundation Hospitals
4.150%, 05/01/2047	390	339
3.266%, 11/01/2049	580	425
3.002%, 06/01/2051	525	364
2.810%, 06/01/2041	1,094	805
Mass General Brigham
3.192%, 07/01/2049	85	61
Medtronic
4.375%, 03/15/2035	240	231
Memorial Health Services
3.447%, 11/01/2049	275	205
Merck
4.150%, 05/18/2043	250	225
2.900%, 12/10/2061	395	266
2.450%, 06/24/2050	150	99
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	151
Northwell Healthcare
4.260%, 11/01/2047	260	208
PerkinElmer
3.625%, 03/15/2051	200	140
Pfizer
4.000%, 12/15/2036	795	736
3.900%, 03/15/2039	400	359
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	406
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	95
Roche Holdings
2.607%, 12/13/2051 (A)	542	363
Royalty Pharma
3.300%, 09/02/2040	150	108
Stanford Health Care
3.795%, 11/15/2048	431	350
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	425	307
Stryker
4.100%, 04/01/2043	590	484
Takeda Pharmaceutical
3.175%, 07/09/2050	707	495
Thermo Fisher Scientific
4.100%, 08/15/2047	140	123
2.800%, 10/15/2041	310	233
UnitedHealth Group
6.875%, 02/15/2038	445	519
6.625%, 11/15/2037	555	631
6.050%, 02/15/2063	290	325
5.875%, 02/15/2053	870	963
4.950%, 05/15/2062	170	163
4.750%, 05/15/2052	964	912

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 07/15/2035	$485	$476
4.250%, 04/15/2047	725	629
4.200%, 01/15/2047	630	543
3.700%, 08/15/2049	365	291
3.250%, 05/15/2051	595	437
3.050%, 05/15/2041	390	298
2.900%, 05/15/2050	170	118
2.750%, 05/15/2040	95	71
Viatris
4.000%, 06/22/2050	770	501
3.850%, 06/22/2040	190	131
Wyeth LLC
6.000%, 02/15/2036	760	825
5.950%, 04/01/2037	436	478

		51,639

Industrials — 5.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	415	305
3.400%, 10/29/2033	130	101
3.300%, 01/30/2032	1,285	1,024
Air Lease
3.250%, 10/01/2029	155	131
Air Lease MTN
3.000%, 02/01/2030	180	151
BAE Systems Holdings
4.750%, 10/07/2044 (A)	563	505
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	154
3.000%, 09/15/2050 (A)	525	352
Boeing
5.930%, 05/01/2060	505	469
5.805%, 05/01/2050	3,648	3,442
5.705%, 05/01/2040	2,435	2,320
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	880	969
6.150%, 05/01/2037	455	504
5.750%, 05/01/2040	120	128
5.050%, 03/01/2041	130	128
4.900%, 04/01/2044	130	126
4.450%, 01/15/2053	206	189
4.400%, 03/15/2042	1,685	1,539
3.300%, 09/15/2051	490	366
3.050%, 02/15/2051	125	89
2.875%, 06/15/2052	160	111
Canadian National Railway
6.200%, 06/01/2036	156	170
4.400%, 08/05/2052	395	357
3.650%, 02/03/2048	450	365
Canadian Pacific Railway
6.125%, 09/15/2115	1,080	1,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.100%, 12/02/2051	$770	$542
3.000%, 12/02/2041	160	121
Carrier Global
3.577%, 04/05/2050	840	616
3.377%, 04/05/2040	275	214
Caterpillar
3.250%, 09/19/2049	225	173
Crane Holdings
4.200%, 03/15/2048	450	325
CSX
4.750%, 05/30/2042	890	826
4.750%, 11/15/2048	202	185
Deere
3.750%, 04/15/2050	431	372
Emerson Electric
2.800%, 12/21/2051	673	448
FedEx
5.100%, 01/15/2044	125	113
4.550%, 04/01/2046	768	630
4.400%, 01/15/2047	205	165
4.050%, 02/15/2048	285	218
3.900%, 02/01/2035	410	352
GE Capital International Funding Unlimited
4.418%, 11/15/2035	2,587	2,442
General Dynamics
4.250%, 04/01/2040	245	227
General Electric MTN
5.086%, ICE LIBOR USD 3 Month + 0.480%, 08/15/2036 (C)	450	362
Kansas City Southern
4.200%, 11/15/2069	453	342
Lockheed Martin
5.900%, 11/15/2063	160	177
5.700%, 11/15/2054	480	520
4.700%, 05/15/2046	841	797
4.070%, 12/15/2042	97	86
3.600%, 03/01/2035	810	724
Norfolk Southern
5.100%, 08/01/2118	710	594
4.800%, 08/15/2043	528	469
4.050%, 08/15/2052	264	218
3.942%, 11/01/2047	201	165
3.700%, 03/15/2053	265	202
Northrop Grumman
4.750%, 06/01/2043	685	644
4.030%, 10/15/2047	370	314
3.850%, 04/15/2045	570	469
Parker-Hannifin MTN
4.450%, 11/21/2044	405	352
Raytheon Technologies
4.500%, 06/01/2042	725	670
4.350%, 04/15/2047	740	647

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.030%, 03/15/2052	$1,135	$796
Snap-on
3.100%, 05/01/2050	571	415
Trane Technologies Global Holding
4.300%, 02/21/2048	140	111
TTX
4.600%, 02/01/2049 (A)	538	478
Union Pacific
3.839%, 03/20/2060	1,050	829
3.799%, 04/06/2071	652	492
3.500%, 02/14/2053	300	234
3.375%, 02/14/2042	80	65
3.250%, 02/05/2050	805	600
2.973%, 09/16/2062	308	203
Union Pacific MTN
3.550%, 08/15/2039	375	316
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	224	201
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	515	514
Verisk Analytics
3.625%, 05/15/2050	580	415
Waste Management
3.900%, 03/01/2035	360	320
2.950%, 06/01/2041	360	272
WW Grainger
4.600%, 06/15/2045	340	316
4.200%, 05/15/2047	322	275

		37,660

Information Technology — 4.3%
Activision Blizzard
4.500%, 06/15/2047	235	211
Analog Devices
2.950%, 10/01/2051	705	502
2.800%, 10/01/2041	330	248
Apple
4.650%, 02/23/2046	964	941
4.500%, 02/23/2036	440	444
4.375%, 05/13/2045	1,465	1,393
3.850%, 05/04/2043	160	143
3.850%, 08/04/2046	130	113
3.750%, 09/12/2047	250	213
3.450%, 02/09/2045	670	554
2.950%, 09/11/2049	175	129
2.800%, 02/08/2061	215	143
2.700%, 08/05/2051	1,175	812
2.650%, 02/08/2051	320	219
2.550%, 08/20/2060	420	271
2.375%, 02/08/2041	350	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Applied Materials
4.350%, 04/01/2047	$226	$208
Broadcom
3.750%, 02/15/2051 (A)	620	438
3.500%, 02/15/2041 (A)	460	333
3.137%, 11/15/2035 (A)	740	548
2.600%, 02/15/2033 (A)	450	340
Cisco Systems
5.900%, 02/15/2039	331	362
Corning
5.850%, 11/15/2068	159	147
5.450%, 11/15/2079	540	480
Fidelity National Information Services
5.625%, 07/15/2052	450	421
Fiserv
4.400%, 07/01/2049	300	247
Global Payments
5.950%, 08/15/2052	620	566
Intel
5.050%, 08/05/2062	365	332
4.900%, 08/05/2052	760	694
4.750%, 03/25/2050	190	171
3.734%, 12/08/2047	1,020	784
3.250%, 11/15/2049	575	403
3.100%, 02/15/2060	320	205
KLA
5.000%, 03/15/2049	317	304
4.950%, 07/15/2052	320	308
Lam Research
2.875%, 06/15/2050	312	219
Mastercard
3.850%, 03/26/2050	170	148
3.650%, 06/01/2049	190	159
Micron Technology
3.366%, 11/01/2041	165	115
Microsoft
3.450%, 08/08/2036	163	148
3.041%, 03/17/2062	527	383
2.921%, 03/17/2052	3,058	2,269
2.675%, 06/01/2060	380	257
NVIDIA
3.500%, 04/01/2040	230	192
3.500%, 04/01/2050	457	354
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	500	358
Oracle
6.900%, 11/09/2052	1,435	1,589
6.250%, 11/09/2032	280	295
4.375%, 05/15/2055	885	673
4.300%, 07/08/2034	470	416
4.125%, 05/15/2045	1,330	1,016
4.000%, 07/15/2046	1,085	802

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 11/15/2047	$1,194	$883
3.950%, 03/25/2051	380	278
3.800%, 11/15/2037	1,420	1,125
3.650%, 03/25/2041	920	684
3.600%, 04/01/2050	285	198
PayPal Holdings
3.250%, 06/01/2050	125	88
QUALCOMM
4.500%, 05/20/2052	290	257
Salesforce
3.050%, 07/15/2061	230	154
2.900%, 07/15/2051	745	517
Texas Instruments
4.150%, 05/15/2048	117	104
TSMC Arizona
3.125%, 10/25/2041	375	287
Visa
4.300%, 12/14/2045	460	431
4.150%, 12/14/2035	590	567

		28,849

Materials — 1.1%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	381	316
BHP Billiton Finance USA
5.000%, 09/30/2043	360	357
Celanese US Holdings LLC
6.379%, 07/15/2032	585	557
6.330%, 07/15/2029	240	231
Dow Chemical
6.900%, 05/15/2053	165	179
4.375%, 11/15/2042	195	162
3.600%, 11/15/2050	370	264
DuPont de Nemours
5.319%, 11/15/2038	1,030	1,001
FMC
4.500%, 10/01/2049	280	229
Freeport-McMoRan
5.450%, 03/15/2043	948	850
5.400%, 11/14/2034	84	79
Glencore Finance Canada
6.000%, 11/15/2041 (A)	476	450
International Flavors and Fragrances
5.000%, 09/26/2048	575	495
3.468%, 12/01/2050 (A)	1,195	822
3.268%, 11/15/2040 (A)	325	236
LYB International Finance III LLC
4.200%, 10/15/2049	435	326
Newmont Goldcorp
5.875%, 04/01/2035	45	46

		6,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Real Estate — 1.5%
Agree
2.900%, 10/01/2030	$245	$200
2.600%, 06/15/2033	180	137
Alexandria Real Estate Equities
4.850%, 04/15/2049	310	266
3.550%, 03/15/2052	775	557
American Homes 4 Rent
4.300%, 04/15/2052	680	504
3.625%, 04/15/2032	170	144
3.375%, 07/15/2051	260	166
American Tower
3.100%, 06/15/2050	190	126
Boston Properties
2.450%, 10/01/2033	130	96
Crown Castle
3.250%, 01/15/2051	150	103
2.900%, 04/01/2041	319	224
Equinix
2.950%, 09/15/2051	540	345
Extra Space Storage
2.350%, 03/15/2032	160	122
GLP Capital
3.250%, 01/15/2032	445	351
Invitation Homes Operating Partnership
4.150%, 04/15/2032	30	26
Kilroy Realty
2.650%, 11/15/2033	215	153
Kimco Realty
4.250%, 04/01/2045	110	85
National Retail Properties
4.800%, 10/15/2048	335	283
Regency Centers LP
4.650%, 03/15/2049	405	327
4.400%, 02/01/2047	200	157
Rexford Industrial Realty Inc
2.150%, 09/01/2031	455	351
2.125%, 12/01/2030	45	35
Simon Property Group LP
6.750%, 02/01/2040	634	682
4.250%, 11/30/2046	50	40
3.250%, 09/13/2049	135	90
Spirit Realty
3.200%, 02/15/2031	680	540
Sun Communities Operating
4.200%, 04/15/2032	475	410
Ventas Realty
5.700%, 09/30/2043	700	645
VICI Properties
5.750%, 02/01/2027 (A)	35	34
5.625%, 05/15/2052	925	835
5.125%, 05/15/2032	300	281

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Welltower
5.125%, 03/15/2043	$999	$858
4.950%, 09/01/2048	274	232
Weyerhaeuser
4.000%, 03/09/2052	440	340

		9,745

Utilities — 9.7%
AEP Transmission LLC
3.800%, 06/15/2049	285	223
3.650%, 04/01/2050	600	457
AES
2.450%, 01/15/2031	160	127
Alabama Power
4.300%, 07/15/2048	475	400
4.150%, 08/15/2044	450	379
3.700%, 12/01/2047	861	670
American Water Capital
3.450%, 05/01/2050	1,030	766
Appalachian Power
4.450%, 06/01/2045	650	544
Arizona Public Service
3.350%, 05/15/2050	845	568
Baltimore Gas and Electric
5.200%, 06/15/2033	803	784
2.900%, 06/15/2050	295	198
Berkshire Hathaway Energy
6.125%, 04/01/2036	3,321	3,542
Black Hills
4.350%, 05/01/2033	325	287
4.200%, 09/15/2046	500	385
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	375	282
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	160	125
Cleco Power
6.000%, 12/01/2040	310	295
CMS Energy
4.875%, 03/01/2044	677	612
Commonwealth Edison
4.350%, 11/15/2045	775	671
3.850%, 03/15/2052	140	113
3.700%, 03/01/2045	600	471
3.200%, 11/15/2049	295	211
Connecticut Light & Power
4.000%, 04/01/2048	320	270
Consolidated Edison of New York
6.750%, 04/01/2038	275	303
6.300%, 08/15/2037	865	923
6.150%, 11/15/2052	195	214
4.450%, 03/15/2044	95	83
3.850%, 06/15/2046	500	397

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 11/15/2059	$600	$453
Constellation Energy Generation LLC
5.750%, 10/01/2041	339	331
5.600%, 06/15/2042	585	571
Consumers Energy
3.100%, 08/15/2050	260	183
Dominion Energy
5.250%, 08/01/2033	1,620	1,583
4.900%, 08/01/2041	1,215	1,093
4.850%, 08/15/2052	95	84
3.300%, 04/15/2041	425	319
DTE Electric
4.050%, 05/15/2048	360	300
Duke Energy
5.000%, 08/15/2052	888	807
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,210	1,263
6.000%, 01/15/2038	614	650
5.300%, 02/15/2040	930	931
4.250%, 12/15/2041	850	741
3.550%, 03/15/2052	145	111
Duke Energy Florida LLC
6.350%, 09/15/2037	295	320
Duke Energy Indiana LLC
6.350%, 08/15/2038	190	205
4.900%, 07/15/2043	485	448
Duke Energy Progress LLC
4.375%, 03/30/2044	1,720	1,498
Electricite de France
6.000%, 01/22/2114 (A)	173	149
5.000%, 09/21/2048 (A)	335	263
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,032
Entergy
3.750%, 06/15/2050	114	86
Entergy Louisiana LLC
4.750%, 09/15/2052	100	90
4.200%, 04/01/2050	530	438
Entergy Texas
5.000%, 09/15/2052	160	148
3.550%, 09/30/2049	310	228
Essential Utilities
5.300%, 05/01/2052	370	350
4.276%, 05/01/2049	195	157
Exelon
4.950%, 06/15/2035	1,060	1,027
Exelon Generation LLC
6.250%, 10/01/2039	753	785
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	200	185
4.550%, 04/01/2049 (A)	120	98

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Florida Power & Light
5.960%, 04/01/2039	$980	$1,048
5.690%, 03/01/2040	656	682
5.400%, 09/01/2035	2,315	2,271
3.950%, 03/01/2048	175	147
Georgia Power
4.300%, 03/15/2042	420	365
3.700%, 01/30/2050	1,060	807
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	741	765
Interstate Power and Light
3.100%, 11/30/2051	430	286
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,230
KeySpan Gas East
5.819%, 04/01/2041 (A)	710	692
MidAmerican Energy
4.800%, 09/15/2043	325	303
4.400%, 10/15/2044	1,350	1,191
MidAmerican Energy MTN
5.800%, 10/15/2036	290	308
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,058
New England Power
5.936%, 11/25/2052 (A)	260	268
2.807%, 10/06/2050 (A)	265	164
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	265	269
3.025%, 06/27/2050 (A)	300	186
Northern States Power
5.350%, 11/01/2039	1,195	1,215
4.500%, 06/01/2052	65	60
3.600%, 09/15/2047	200	156
3.400%, 08/15/2042	325	257
3.200%, 04/01/2052	120	87
NSTAR Electric
4.550%, 06/01/2052	628	574
4.400%, 03/01/2044	430	379
Oglethorpe Power
5.250%, 09/01/2050	686	597
5.050%, 10/01/2048	655	570
4.500%, 04/01/2047 (A)	280	225
Oncor Electric Delivery LLC
5.350%, 10/01/2052	430	443
5.300%, 06/01/2042	250	252
5.250%, 09/30/2040	425	425
4.950%, 09/15/2052 (A)	110	108
2.700%, 11/15/2051	535	352
Pacific Gas and Electric
5.250%, 03/01/2052	550	458
4.950%, 07/01/2050	110	88
4.200%, 06/01/2041	215	163

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 08/01/2050	$120	$78
3.300%, 08/01/2040	160	112
2.500%, 02/01/2031	235	184
PacifiCorp
6.000%, 01/15/2039	627	657
PECO Energy
4.375%, 08/15/2052	180	160
3.900%, 03/01/2048	600	489
Piedmont Natural Gas
4.650%, 08/01/2043	330	285
PPL Electric Utilities
4.150%, 06/15/2048	335	284
4.125%, 06/15/2044	570	478
Public Service Electric and Gas MTN
4.050%, 05/01/2048	255	213
Public Service of Colorado
6.500%, 08/01/2038	320	356
6.250%, 09/01/2037	480	527
4.500%, 06/01/2052	100	90
4.100%, 06/15/2048	280	235
4.050%, 09/15/2049	93	77
Puget Sound Energy
4.223%, 06/15/2048	680	564
2.893%, 09/15/2051	190	124
San Diego Gas & Electric
3.320%, 04/15/2050	70	50
Sempra Energy
6.000%, 10/15/2039	865	873
3.800%, 02/01/2038	250	204
Southern California Edison
6.050%, 03/15/2039	405	412
3.900%, 03/15/2043	245	188
3.650%, 02/01/2050	80	60
Southern California Gas
6.350%, 11/15/2052	345	390
3.750%, 09/15/2042	440	346
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,003
4.400%, 06/01/2043	545	453
Southwestern Electric Power
6.200%, 03/15/2040	1,070	1,094
Southwestern Public Service
4.400%, 11/15/2048	385	329
Tampa Electric
4.300%, 06/15/2048	715	593
Tucson Electric Power
3.250%, 05/01/2051	760	511
Virginia Electric and Power
4.600%, 12/01/2048	400	351
4.450%, 02/15/2044	750	655
Wisconsin Public Service
3.300%, 09/01/2049	175	124

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.850%, 12/01/2051	$500	$331
Xcel Energy
4.800%, 09/15/2041	50	44

		63,600

Total Corporate Obligations
(Cost $489,559) ($ Thousands)		419,772

U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bills
4.431%, 04/20/2023 (D)	555	546
U.S. Treasury Bonds
4.043%, 05/15/2050 (B)	9,160	3,216
4.000%, 11/15/2042	2,375	2,386
4.000%, 11/15/2052	3,185	3,312
3.750%, 08/15/2041	1,245	1,211
3.750%, 11/15/2043	2,005	1,924
3.625%, 08/15/2043	1,657	1,562
3.625%, 02/15/2044	1,706	1,604
3.481%, 11/15/2047 (B)	4,240	1,575
3.384%, 08/15/2043 (B)	9,912	4,310
3.375%, 08/15/2042	6,927	6,337
3.125%, 11/15/2041	1,965	1,737
3.125%, 02/15/2043	2,360	2,061
3.125%, 08/15/2044	3,270	2,826
3.000%, 05/15/2042	1,135	979
3.000%, 11/15/2044	9,100	7,691
3.000%, 05/15/2047	2,235	1,879
3.000%, 08/15/2052	21,336	18,269
2.875%, 11/15/2046	2,980	2,451
2.875%, 05/15/2052	10,525	8,749
2.750%, 08/15/2042	1,300	1,071
2.750%, 11/15/2047	920	738
2.375%, 02/15/2042	30,212	23,503
2.375%, 05/15/2051	2,075	1,543
2.250%, 02/15/2052	18,529	13,381
2.116%, 08/15/2045 (B)	5,420	2,154
2.000%, 11/15/2041	38,995	28,401
2.000%, 08/15/2051	13,875	9,430
1.875%, 11/15/2051	9,970	6,556
1.750%, 08/15/2041	12,145	8,473
1.375%, 11/15/2040	120	80
1.375%, 08/15/2050	6,035	3,480
1.125%, 05/15/2040	1,250	800
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	703	615
U.S. Treasury Notes
4.125%, 11/15/2032	1,425	1,481
4.000%, 10/31/2029	265	269

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
2.750%, 08/15/2032	$964	$893

Total U.S. Treasury Obligations
(Cost $199,902) ($ Thousands)		177,493

MUNICIPAL BONDS — 3.3%
California — 1.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	688
California State, Build America Project, GO
7.500%, 04/01/2034	2,165	2,666
7.350%, 11/01/2039	1,160	1,437
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	125	93
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	711
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	265	293
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,542
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	795	537
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	298
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,328
University of California Regents, Ser H, RB
6.548%, 05/15/2048	605	701
University of California, Ser AD, RB
4.858%, 05/15/2112	635	551
University of California, Ser AP, RB
3.931%, 05/15/2045	475	425

		11,270

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	605	632

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,005	1,093

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
2.814%, 07/01/2040	$370	$267

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	191

Michigan — 0.1%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	274	201
University of Michigan, Ser B, RB
3.504%, 04/01/2052	615	485

		686

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	681

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	75

New York — 0.6%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	315
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	885	906
5.508%, 08/01/2037	250	254
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	957
New York State, Urban Development, RB
5.770%, 03/15/2039	1,470	1,523

		3,955

Ohio — 0.0%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	254

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	540

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	$490	$587
North Texas, Tollway Authority, RB
3.029%, 01/01/2040	735	555
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	274
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	627

		2,583

Total Municipal Bonds
(Cost $23,763) ($ Thousands)		21,687

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FNMA, PO MTN
0.000%, 05/15/2030(B)	8,380	6,171
Tennessee Valley Authority
5.250%, 09/15/2039	2,615	2,740
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,792

Total U.S. Government Agency Obligations
(Cost $9,943) ($ Thousands)		10,703

SOVEREIGN DEBT — 1.0%

Chile Government International Bond
4.340%, 03/07/2042	435	371
Indonesia Government International Bond
5.450%, 09/20/2052	95	94
4.650%, 09/20/2032	190	187
4.350%, 01/11/2048	40	34
3.700%, 10/30/2049	1,020	782
Israel Government International Bond
3.875%, 07/03/2050	179	149
3.375%, 01/15/2050	788	601
Mexico Government International Bond
5.750%, 10/12/2110	234	202
5.000%, 04/27/2051	1,085	922
4.500%, 01/31/2050	930	743
4.400%, 02/12/2052	340	261
4.280%, 08/14/2041	244	196
Minera Mexico
4.500%, 01/26/2050(A)	275	213

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Panama Government International Bond
4.500%, 04/16/2050	$470	$360
4.500%, 04/01/2056	108	80
4.300%, 04/29/2053	50	37
3.870%, 07/23/2060	260	172
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	120	91
Philippine Government International Bond
5.950%, 10/13/2047	200	216
5.609%, 04/13/2033	105	110
3.200%, 07/06/2046	530	391
2.950%, 05/05/2045	150	109
Uruguay Government International Bond
5.100%, 06/18/2050	255	251

Total Sovereign Debt
(Cost $8,109) ($ Thousands)		6,572

MORTGAGE-BACKED SECURITIES — 1.0%
Agency Mortgage-Backed Obligations — 0.9%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	48	48
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	69	69
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	3,273	3,147
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	849	879
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	611	607
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
2.684%, 07/25/2037(C)	12	1
GNMA ARM
2.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/20/2032(C)	24	24
GNMA CMO, Ser 2009-8, Cl PS, IO
2.413%, 08/16/2038(C)	12	–
GNMA CMO, Ser 2010-4, Cl NS, IO
2.503%, 01/16/2040(C)	39	4
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,616	1,281

		6,060
Non-Agency Mortgage-Backed Obligations — 0.1%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.964%, 03/25/2037(E)	63	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
4.359%, ICE LIBOR USD 1 Month + 0.420%, 03/19/2045(C)	$23	$22
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
4.739%, ICE LIBOR USD 1 Month + 0.800%, 11/19/2034(C)	49	45
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
4.824%, ICE LIBOR USD 1 Month + 0.780%, 12/25/2034(C)	50	37
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
4.904%, ICE LIBOR USD 1 Month + 0.860%, 09/25/2034(C)	9	7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	7	6
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
3.440%, 12/25/2034(C)	13	11
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
4.704%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2045(C)	26	25

		214
Total Mortgage-Backed Securities
(Cost $4,949) ($ Thousands)		6,274

	Shares
CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	16,352,956	16,353

Total Cash Equivalent
(Cost $16,353) ($ Thousands)		16,353

Total Investments in Securities — 100.8%
(Cost $752,578) ($ Thousands)		$658,854

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	24	Mar-2023	$4,916	$4,929	$13
U.S. 5-Year Treasury Note	259	Mar-2023	27,967	28,120	153
U.S. 10-Year Treasury Note	7	Mar-2023	793	794	1
U.S. Ultra Long Treasury Bond	312	Mar-2023	42,014	42,520	506
			75,690	76,363	673
Short Contracts
U.S. 5-Year Treasury Note	(18)		$(1,942)	$(1,954)	$(12)
U.S. Long Treasury Bond	(111)	Mar-2023	(13,952)	(14,097)	(145)
Ultra 10-Year U.S. Treasury Note	(167)	Mar-2023	(19,868)	(19,983)	(115)
			(35,762)	(36,034)	(272)
			$39,928	$40,329	$401

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0255% FIXED	Quarterly	07/24/2025	USD	8,070	$(462)	$–	$(462)
3 MONTH USD - LIBOR	1.0335% FIXED	Quarterly	07/24/2025	USD	5,980	(341)	–	(341)
3 MONTH USD - LIBOR	1.0725% FIXED	Quarterly	07/24/2025	USD	4,035	(227)	–	(227)
1.7725% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	670	192	–	192
1.785% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	505	143	–	143
1.8075% FIXED	3-MONTH USD - LIBOR	Semi-Annually	07/24/2053	USD	335	94	–	94
3 MONTH USD - LIBOR	1.39% FIXED	Quarterly	09/28/2025	USD	9,070	(426)	–	(426)
1.87% FIXED	3-MONTH USD - LIBOR	Semi-Annually	09/28/2053	USD	775	203	–	203
						$(824)	$–	$(824)

Percentages are based on Net Assets of $653,427 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $44,361 ($ Thousands), representing 6.8% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	419,772	–	419,772
U.S. Treasury Obligations	–	177,493	–	177,493
Municipal Bonds	–	21,687	–	21,687
U.S. Government Agency Obligations	–	10,703	–	10,703
Sovereign Debt	–	6,572	–	6,572
Mortgage-Backed Securities	–	6,274	–	6,274
Cash Equivalent	16,353	–	–	16,353
Total Investments in Securities	16,353	642,501	–	658,854

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Fund (Concluded)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	673	–	–	673
Unrealized Depreciation	(272)	–	–	(272)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	632	–	632
Unrealized Depreciation	–	(1,456)	–	(1,456)
Total Other Financial Instruments	401	(824)	–	(423)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund's transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,469	$145,556	$(133,672)	$—	$—	$16,353	$69	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 86.5%
Communication Services — 6.5%
Activision Blizzard
2.500%, 09/15/2050	$4,190	$2,653
Alphabet
2.250%, 08/15/2060	4,358	2,637
1.900%, 08/15/2040	1,300	893
America Movil
6.125%, 03/30/2040	3,285	3,402
AT&T
4.300%, 12/15/2042	500	418
3.800%, 12/01/2057	689	500
3.500%, 09/15/2053	5,627	3,973
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	555
6.484%, 10/23/2045	535	504
4.800%, 03/01/2050	1,480	1,110
3.500%, 03/01/2042	194	132
Comcast
6.500%, 11/15/2035	420	470
5.650%, 06/15/2035	3,560	3,737
4.600%, 08/15/2045	1,150	1,036
4.250%, 01/15/2033	3,950	3,752
4.200%, 08/15/2034	3,340	3,138
4.049%, 11/01/2052	6,068	4,936
4.000%, 03/01/2048	5,465	4,473
3.969%, 11/01/2047	5,060	4,106
3.900%, 03/01/2038	4,960	4,333
3.400%, 07/15/2046	6,725	5,018
3.250%, 11/01/2039	250	198
2.987%, 11/01/2063	30,289	19,162
2.937%, 11/01/2056	32,755	21,232

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.887%, 11/01/2051	$10,448	$6,970
2.800%, 01/15/2051	2,000	1,304
Cox Communications
4.800%, 02/01/2035 (A)	1,400	1,261
4.700%, 12/15/2042 (A)	294	248
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,474
Level 3 Financing
3.875%, 11/15/2029 (A)	535	416
Magallanes
5.391%, 03/15/2062 (A)	2,150	1,664
Meta Platforms
4.650%, 08/15/2062 (A)	4,395	3,593
4.450%, 08/15/2052 (A)	8,580	7,050
NBCUniversal Media LLC
4.450%, 01/15/2043	1,187	1,058
NTT Finance
1.591%, 04/03/2028 (A)	2,360	1,996
Paramount Global
5.900%, 10/15/2040	40	36
5.850%, 09/01/2043	815	690
4.850%, 12/15/2034	300	251
4.600%, 01/15/2045	515	370
4.375%, 03/15/2043	1,629	1,149
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,210
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	1,245	863
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,709	1,918
Time Warner Cable LLC
7.300%, 07/01/2038	381	390
5.500%, 09/01/2041	650	553
4.500%, 09/15/2042	500	375
T-Mobile USA
5.800%, 09/15/2062	540	538
5.650%, 01/15/2053	765	767
3.400%, 10/15/2052	595	416
3.300%, 02/15/2051	500	347
3.000%, 02/15/2041	1,125	818
TWDC Enterprises 18
4.125%, 12/01/2041	1,530	1,345
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,622
Verizon Communications
5.250%, 03/16/2037	840	835
4.862%, 08/21/2046	1,100	1,004
3.875%, 03/01/2052	2,584	2,006
3.700%, 03/22/2061	2,355	1,691
3.400%, 03/22/2041	1,755	1,347
2.650%, 11/20/2040	1,450	1,004

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vodafone Group PLC
5.250%, 05/30/2048	$1,065	$956
4.875%, 06/19/2049	538	459
Walt Disney
6.650%, 11/15/2037	990	1,136
6.400%, 12/15/2035	2,043	2,272
4.625%, 03/23/2040	1,190	1,133
3.600%, 01/13/2051	14,264	11,224
3.500%, 05/13/2040	5,400	4,441
2.750%, 09/01/2049	21,971	14,835
Warnermedia Holdings
5.141%, 03/15/2052 (A)	3,030	2,348
5.050%, 03/15/2042 (A)	275	220

		180,971

Consumer Discretionary — 4.8%
7-Eleven
2.500%, 02/10/2041 (A)	870	582
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	955
Amazon.com
4.050%, 08/22/2047	8,860	7,778
3.950%, 04/13/2052	6,691	5,717
3.875%, 08/22/2037	1,714	1,544
3.250%, 05/12/2061	10,106	7,250
3.100%, 05/12/2051	6,294	4,590
2.875%, 05/12/2041	3,705	2,830
2.700%, 06/03/2060	6,095	3,854
2.500%, 06/03/2050	9,332	6,096
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	983
2.550%, 04/01/2031 (A)	1,615	1,352
Boston University
4.061%, 10/01/2048	1,800	1,493
California Institute of Technology
4.321%, 08/01/2045	650	573
Dollar General
5.500%, 11/01/2052	540	547
Dollar Tree
3.375%, 12/01/2051	855	585
Emory University
2.969%, 09/01/2050	1,660	1,144
Georgetown University
5.215%, 10/01/2118	1,921	1,642
4.315%, 04/01/2049	1,735	1,442
2.943%, 04/01/2050	540	336
Home Depot
5.950%, 04/01/2041	2,700	2,952
4.950%, 09/15/2052	5,745	5,685
4.500%, 12/06/2048	3,755	3,469
4.400%, 03/15/2045	6,980	6,358
4.250%, 04/01/2046	8,912	7,896

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 04/01/2043	$1,810	$1,621
3.900%, 06/15/2047	12,273	10,359
3.625%, 04/15/2052	485	385
3.350%, 04/15/2050	3,035	2,302
3.300%, 04/15/2040	1,460	1,182
3.125%, 12/15/2049	400	293
2.750%, 09/15/2051	3,460	2,346
2.375%, 03/15/2051	5,559	3,463
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,701
2.813%, 01/01/2060	490	314
Lowe's
5.625%, 04/15/2053	385	385
4.250%, 04/01/2052	550	449
3.700%, 04/15/2046	2,116	1,621
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,740	2,944
3.067%, 04/01/2052	2,540	1,866
2.294%, 07/01/2051	21	13
McDonald's MTN
3.625%, 09/01/2049	400	310
NIKE
3.625%, 05/01/2043	1,300	1,103
3.250%, 03/27/2040	3,360	2,757
Northwestern University
3.688%, 12/01/2038	2,070	1,811
Pomona College
2.888%, 01/01/2051	1,240	829
President & Fellows of Harvard College
3.745%, 11/15/2052	4,222	3,563
3.619%, 10/01/2037	400	351
2.517%, 10/15/2050	1,410	933
Princeton University
5.700%, 03/01/2039	1,169	1,281
Starbucks
3.350%, 03/12/2050	770	559
Target
2.950%, 01/15/2052	3,520	2,486
Trustees of Boston College
3.042%, 07/01/2057	1,230	794
Trustees of Tufts College
3.099%, 08/15/2051	2,667	1,854
University of Chicago
4.411%, 10/01/2044	715	638
2.761%, 04/01/2045	2,520	1,917
University of Southern California
3.841%, 10/01/2047	1,325	1,114
3.028%, 10/01/2039	2,300	1,833
2.805%, 10/01/2050	925	630

		133,660

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumer Staples — 3.7%
Alcon Finance
5.750%, 12/06/2052 (A)	$700	$708
Altria Group
10.200%, 02/06/2039	2,501	3,192
9.950%, 11/10/2038	1,555	1,942
5.800%, 02/14/2039	230	213
4.500%, 05/02/2043	100	75
4.250%, 08/09/2042	575	429
3.875%, 09/16/2046	640	436
3.400%, 02/04/2041	240	163
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	4,291	4,014
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,821
8.000%, 11/15/2039	2,786	3,468
4.600%, 04/15/2048	25	23
4.500%, 06/01/2050	200	181
3.750%, 07/15/2042	320	265
BAT Capital
4.390%, 08/15/2037	1,095	863
3.734%, 09/25/2040	110	77
Cargill
4.375%, 04/22/2052 (A)	4,140	3,660
Church & Dwight
5.000%, 06/15/2052	1,220	1,153
Coca-Cola
2.500%, 06/01/2040	425	315
2.500%, 03/15/2051	6,250	4,173
2.000%, 03/05/2031	675	563
Constellation Brands
3.750%, 05/01/2050	1,150	880
CSL Finance PLC
4.950%, 04/27/2062 (A)	1,180	1,074
4.750%, 04/27/2052 (A)	2,849	2,589
4.625%, 04/27/2042 (A)	320	290
Estee Lauder
3.125%, 12/01/2049	2,490	1,812
Fomento Economico Mexicano
3.500%, 01/16/2050	2,890	2,066
Ford Foundation
2.815%, 06/01/2070	880	520
GSK Consumer Healthcare Capital US LLC
4.000%, 03/24/2052	1,095	873
Hormel Foods
3.050%, 06/03/2051	1,305	922
JBS USA LUX
6.500%, 12/01/2052 (A)	4,105	3,961
5.750%, 04/01/2033 (A)	7,370	7,140
4.375%, 02/02/2052 (A)	1,250	909

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kimberly-Clark
5.300%, 03/01/2041	$555	$562
3.900%, 05/04/2047	2,275	1,912
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	1,160	1,295
5.200%, 07/15/2045	750	709
5.000%, 06/04/2042	495	464
4.875%, 10/01/2049	470	423
Kroger
5.400%, 01/15/2049	1,371	1,324
Mars
3.950%, 04/01/2049 (A)	1,780	1,477
2.375%, 07/16/2040 (A)	1,680	1,172
Nestle Holdings
4.700%, 01/15/2053 (A)	550	536
4.000%, 09/24/2048 (A)	445	384
3.900%, 09/24/2038 (A)	2,685	2,396
PepsiCo
4.200%, 07/18/2052	1,835	1,712
3.450%, 10/06/2046	6,625	5,460
2.750%, 10/21/2051	2,135	1,532
2.625%, 10/21/2041	1,410	1,068
Philip Morris International
5.750%, 11/17/2032	3,320	3,419
4.875%, 11/15/2043	2,830	2,438
4.500%, 03/20/2042	5,945	4,927
4.125%, 03/04/2043	806	628
3.875%, 08/21/2042	1,735	1,304
Reynolds American
8.125%, 05/01/2040	2,390	2,534
5.850%, 08/15/2045	1,895	1,657
Walmart
4.500%, 09/09/2052	4,230	4,115
2.650%, 09/22/2051	5,825	4,112
2.500%, 09/22/2041	3,721	2,778

		101,108

Energy — 5.0%
Aker BP
3.100%, 07/15/2031 (A)	475	392
BG Energy Capital
5.125%, 10/15/2041 (A)	3,605	3,397
BP Capital Markets America
3.379%, 02/08/2061	12,816	9,105
3.060%, 06/17/2041	2,030	1,548
3.001%, 03/17/2052	1,060	724
3.000%, 02/24/2050	3,167	2,182
2.939%, 06/04/2051	6,415	4,382
2.772%, 11/10/2050	4,022	2,659
Chevron USA
2.343%, 08/12/2050	1,685	1,094

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ConocoPhillips
4.300%, 11/15/2044	$3,715	$3,295
4.025%, 03/15/2062	12,614	10,310
3.800%, 03/15/2052	2,025	1,641
Devon Energy
7.875%, 09/30/2031	815	930
Energy Transfer
6.250%, 04/15/2049	985	932
6.050%, 06/01/2041	2,225	2,104
5.400%, 10/01/2047	2,202	1,899
5.300%, 04/15/2047	170	144
5.150%, 03/15/2045	75	64
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,126
Enterprise Products Operating LLC
5.950%, 02/01/2041	602	608
4.250%, 02/15/2048	500	403
4.200%, 01/31/2050	1,205	960
EOG Resources
4.950%, 04/15/2050	1,600	1,569
Equinor
5.100%, 08/17/2040	1,415	1,417
4.800%, 11/08/2043	899	864
3.700%, 04/06/2050	2,985	2,436
3.625%, 04/06/2040	2,585	2,164
3.250%, 11/18/2049	1,029	774
Exxon Mobil
4.327%, 03/19/2050	2,198	1,981
4.227%, 03/19/2040	3,670	3,370
4.114%, 03/01/2046	1,035	901
3.567%, 03/06/2045	4,100	3,342
3.452%, 04/15/2051	13,007	10,077
3.095%, 08/16/2049	735	541
Hess
6.000%, 01/15/2040	3,100	3,109
Marathon Petroleum
5.000%, 09/15/2054	530	456
MPLX
4.500%, 04/15/2038	465	399
Northern Natural Gas
4.300%, 01/15/2049 (A)	1,530	1,229
Occidental Petroleum
4.300%, 08/15/2039	462	374
Petroleos Mexicanos
7.690%, 01/23/2050	2,320	1,597
Phillips 66
3.300%, 03/15/2052	1,425	1,009
Shell International Finance BV
6.375%, 12/15/2038	3,326	3,736
4.550%, 08/12/2043	1,825	1,677
4.375%, 05/11/2045	8,062	7,239
4.000%, 05/10/2046	5,163	4,361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.750%, 09/12/2046	$6,364	$5,155
3.625%, 08/21/2042	2,185	1,789
3.000%, 11/26/2051	3,147	2,215
Suncor Energy
5.950%, 12/01/2034	3,080	3,096
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,326
TotalEnergies Capital International
3.386%, 06/29/2060	445	319
3.127%, 05/29/2050	10,395	7,510
2.986%, 06/29/2041	1,370	1,044
TransCanada PipeLines
7.250%, 08/15/2038	1,765	1,980
4.625%, 03/01/2034	1,965	1,814
Williams
5.400%, 03/04/2044	1,000	925
5.300%, 08/15/2052	250	230

		133,924

Financials — 21.1%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	2,991
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	4,190	4,506
Alleghany
4.900%, 09/15/2044	1,380	1,273
Allstate
4.500%, 06/15/2043	528	470
American Express
4.989%, U.S. SOFR + 2.255%, 05/26/2033 (B)	1,410	1,359
American International Group
4.800%, 07/10/2045	190	171
4.750%, 04/01/2048	55	50
4.375%, 06/30/2050	335	289
Aon
3.900%, 02/28/2052	1,885	1,465
Apollo Management Holdings
4.872%, 02/15/2029 (A)	2,245	2,135
Arthur J Gallagher
3.500%, 05/20/2051	1,275	909
Athene Global Funding
2.673%, 06/07/2031 (A)	6,440	4,950
Athene Holding
6.650%, 02/01/2033	1,275	1,276
3.450%, 05/15/2052	810	506
Bank of America
7.750%, 05/14/2038	3,920	4,703
6.110%, 01/29/2037	1,655	1,716
6.000%, 10/15/2036	3,725	3,894
3.483%, U.S. SOFR + 1.650%, 03/13/2052 (B)	724	531

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	$7,487	$5,669
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	950	777
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (B)	6,399	4,207
2.651%, U.S. SOFR + 1.220%, 03/11/2032 (B)	1,095	888
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	2,535	2,018
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	1,075	842
Bank of America MTN
5.875%, 02/07/2042	6,600	6,889
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	6,430	5,443
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (B)	9,525	7,830
4.078%, ICE LIBOR USD 3 Month + 1.320%, 04/23/2040 (B)	8,885	7,523
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	27,951	19,498
Bank of New York Mellon
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	1,560	1,643
Berkshire Hathaway
4.500%, 02/11/2043	370	352
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,750	1,627
4.300%, 05/15/2043	1,525	1,388
4.250%, 01/15/2049	3,030	2,713
4.200%, 08/15/2048	1,575	1,415
3.850%, 03/15/2052	7,425	6,063
2.850%, 10/15/2050	7,191	4,915
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,313	1,329
5.000%, 06/15/2044 (A)	2,050	1,846
2.000%, 01/30/2032 (A)	1,065	800
BNP Paribas
3.132%, U.S. SOFR + 1.561%, 01/20/2033 (A)(B)	230	183
Brown & Brown
4.950%, 03/17/2052	1,100	910
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	3,418
Chubb INA Holdings
6.700%, 05/15/2036	4,870	5,452
4.350%, 11/03/2045	2,975	2,632
3.050%, 12/15/2061	1,890	1,255
2.850%, 12/15/2051	1,075	723
CI Financial
4.100%, 06/15/2051	1,455	880

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cincinnati Financial
6.125%, 11/01/2034	$3,553	$3,744
Citigroup
8.125%, 07/15/2039	2,750	3,453
6.125%, 08/25/2036	690	703
5.316%, U.S. SOFR + 4.548%, 03/26/2041 (B)	5,920	5,708
4.650%, 07/30/2045	1,539	1,365
4.650%, 07/23/2048	4,069	3,665
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (B)	1,494	1,261
3.878%, ICE LIBOR USD 3 Month + 1.168%, 01/24/2039 (B)	3,430	2,868
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	4,380	3,075
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	975	780
Citigroup Capital III
7.625%, 12/01/2036	890	963
CME Group
4.150%, 06/15/2048	1,634	1,465
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	1,887
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(B)	2,820	2,863
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(B)	895	784
3.091%, U.S. SOFR + 1.730%, 05/14/2032 (A)(B)	1,595	1,087
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	876
Farmers Exchange Capital II
6.151%, ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)(B)	2,890	2,784
Fifth Third Bancorp
8.250%, 03/01/2038	1,875	2,280
Goldman Sachs Capital I
6.345%, 02/15/2034	3,940	3,984
Goldman Sachs Group
6.750%, 10/01/2037	1,668	1,788
6.450%, 05/01/2036	890	945
6.250%, 02/01/2041	6,718	7,128
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	11,340	9,936
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	7,985	6,734
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	2,420	1,833
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	5,790	4,292
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	3,425	2,845

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	$185	$131
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	320	253
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,373	5,808
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	3,260	2,798
3.700%, 01/22/2070 (A)	1,070	716
HSBC Bank USA
7.000%, 01/15/2039	7,167	7,813
HSBC Holdings PLC
6.800%, 06/01/2038	3,469	3,435
6.500%, 09/15/2037	5,125	4,952
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (B)	1,570	1,470
5.250%, 03/14/2044	431	375
2.804%, U.S. SOFR + 1.187%, 05/24/2032 (B)	1,260	979
ING Groep
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	670	590
Intercontinental Exchange
4.950%, 06/15/2052	10,001	9,623
4.250%, 09/21/2048	697	598
3.000%, 06/15/2050	2,175	1,507
2.650%, 09/15/2040	125	88
JPMorgan Chase
8.750%, 09/01/2030	1,005	1,189
6.400%, 05/15/2038	6,679	7,370
5.717%, U.S. SOFR + 2.580%, 09/14/2033 (B)	8,212	8,124
5.600%, 07/15/2041	6,115	6,240
5.500%, 10/15/2040	4,097	4,108
5.400%, 01/06/2042	6,295	6,357
4.912%, U.S. SOFR + 2.080%, 07/25/2033 (B)	2,280	2,199
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	550	470
4.032%, ICE LIBOR USD 3 Month + 1.460%, 07/24/2048 (B)	2,370	1,934
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (B)	9,389	7,597
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	9,950	7,932
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	16,905	14,210
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	9,563	6,917
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	2,570	1,907
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	2,510	1,739

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.109%, U.S. SOFR + 2.460%, 04/22/2041 (B)	$345	$258
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	3,095	2,552
2.956%, U.S. SOFR + 2.515%, 05/13/2031 (B)	960	801
2.525%, U.S. SOFR + 1.510%, 11/19/2041 (B)	445	304
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	1,665	1,295
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	1,013
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,157	3,731
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	1,473	955
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	1,280	1,178
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	2,914	2,158
Macquarie Group MTN
2.871%, U.S. SOFR + 1.532%, 01/14/2033 (A)(B)	2,015	1,546
Marsh & McLennan
6.250%, 11/01/2052	3,040	3,397
4.900%, 03/15/2049	3,112	2,904
4.200%, 03/01/2048	4,400	3,638
2.900%, 12/15/2051	975	634
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,246
3.729%, 10/15/2070 (A)	1,975	1,323
3.200%, 12/01/2061 (A)	615	380
MetLife
5.875%, 02/06/2041	1,675	1,734
5.700%, 06/15/2035	6,239	6,547
5.000%, 07/15/2052	6,465	6,245
4.875%, 11/13/2043	3,080	2,884
4.721%, 12/15/2044	2,970	2,702
Moody's
4.875%, 12/17/2048	1,891	1,751
3.750%, 02/25/2052	455	353
3.250%, 05/20/2050	770	544
2.750%, 08/19/2041	250	177
Morgan Stanley
5.297%, U.S. SOFR + 2.620%, 04/20/2037 (B)	240	223
4.457%, ICE LIBOR USD 3 Month + 1.431%, 04/22/2039 (B)	3,743	3,329
4.375%, 01/22/2047	515	447
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	1,195	900

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
6.375%, 07/24/2042	$6,540	$7,243
4.300%, 01/27/2045	12,770	10,998
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	8,250	7,024
2.802%, U.S. SOFR + 1.430%, 01/25/2052 (B)	2,490	1,607
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	3,565	2,835
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	1,025	799
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(B)	555	529
Nasdaq
3.950%, 03/07/2052	925	728
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	1,528
4.350%, 04/30/2050 (A)	1,430	1,095
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	2,481
5.875%, 05/15/2033 (A)	2,224	2,311
3.750%, 05/15/2050 (A)	2,254	1,729
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	1,238	961
3.625%, 09/30/2059 (A)	3,480	2,447
3.450%, 03/30/2051 (A)	850	600
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	4,380	3,418
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(B)	1,350	1,059
Pacific LifeCorp
5.400%, 09/15/2052 (A)	4,040	3,858
Progressive
3.700%, 03/15/2052	4,680	3,613
Prudential Financial
3.905%, 12/07/2047	2,280	1,826
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,596
Raymond James Financial
3.750%, 04/01/2051	1,115	820
S&P Global
3.900%, 03/01/2062 (A)	1,245	1,014
3.700%, 03/01/2052 (A)	2,470	1,986
3.250%, 12/01/2049	2,331	1,730
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,376
Societe Generale
3.625%, 03/01/2041 (A)	1,475	948

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	$1,285	$1,199
4.270%, 05/15/2047 (A)	2,793	2,353
3.300%, 05/15/2050 (A)	2,750	1,939
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,345	1,287
Travelers
5.350%, 11/01/2040	1,565	1,564
4.600%, 08/01/2043	3,825	3,424
4.100%, 03/04/2049	3,853	3,177
4.050%, 03/07/2048	1,300	1,069
Travelers MTN
6.250%, 06/15/2037	1,205	1,321
Truist Financial MTN
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	3,150	2,962
UBS MTN
4.500%, 06/26/2048 (A)	2,170	1,848
UBS Group
4.988%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 08/05/2033 (A)(B)	1,910	1,779
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(B)	6,895	6,669
2.746%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.100%, 02/11/2033 (A)(B)	110	86
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	1,520	1,585
Validus Holdings
8.875%, 01/26/2040	2,035	2,552
Wachovia
7.500%, 04/15/2035	440	504
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,381
Wells Fargo
7.950%, 11/15/2029	695	775
6.600%, 01/15/2038	9,325	10,297
5.950%, 08/26/2036	4,720	4,840
5.950%, 12/15/2036	1,002	952
5.850%, 02/01/2037	11,063	11,295
5.606%, 01/15/2044	2,806	2,746
3.900%, 05/01/2045	3,674	2,965
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	2,490	1,848
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	16,027	15,054
4.900%, 11/17/2045	1,665	1,470

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	$900	$867
4.750%, 12/07/2046	5,656	4,859
4.650%, 11/04/2044	2,410	2,089
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	4,795	4,260
4.400%, 06/14/2046	6,185	5,036
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	476
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	520	480
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (B)	275	203
Willis North America
3.875%, 09/15/2049	875	631
XLIT
5.250%, 12/15/2043	2,405	2,378

		577,375

Health Care — 12.0%
Abbott Laboratories
5.300%, 05/27/2040	1,370	1,421
4.900%, 11/30/2046	7,088	7,113
AbbVie
4.875%, 11/14/2048	275	258
4.850%, 06/15/2044	225	210
4.750%, 03/15/2045	5,790	5,378
4.400%, 11/06/2042	1,100	983
4.250%, 11/21/2049	4,778	4,108
4.050%, 11/21/2039	485	424
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,492
Aetna
4.125%, 11/15/2042	780	641
Alcon Finance
3.800%, 09/23/2049 (A)	1,210	913
Allina Health System
4.805%, 11/15/2045	1,666	1,573
3.887%, 04/15/2049	1,454	1,192
Amgen
4.875%, 03/01/2053	450	410
4.400%, 05/01/2045	250	216
4.200%, 02/22/2052	350	287
Ascension Health
4.847%, 11/15/2053	520	494
3.945%, 11/15/2046	1,291	1,077
3.106%, 11/15/2039	3,135	2,425
AstraZeneca PLC
6.450%, 09/15/2037	1,220	1,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.375%, 11/16/2045	$2,084	$1,917
3.000%, 05/28/2051	1,173	838
Banner Health
2.907%, 01/01/2042	1,781	1,305
Baptist Health South Florida
4.342%, 11/15/2041	610	529
BayCare Health System
3.831%, 11/15/2050	1,000	804
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	1,080	843
4.625%, 06/25/2038 (A)	645	559
4.400%, 07/15/2044 (A)	1,585	1,253
3.950%, 04/15/2045 (A)	2,680	1,963
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,267
Becton Dickinson
3.794%, 05/20/2050	1,430	1,112
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	738
Bristol-Myers Squibb
4.550%, 02/20/2048	1,614	1,495
4.250%, 10/26/2049	17,284	15,361
3.900%, 03/15/2062	1,340	1,076
3.700%, 03/15/2052	11,439	9,290
3.550%, 03/15/2042	5,370	4,471
2.550%, 11/13/2050	3,375	2,218
2.350%, 11/13/2040	400	282
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	366
Children's Health Care
3.448%, 08/15/2049	815	623
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	771
Cigna
4.900%, 12/15/2048	1,385	1,279
4.800%, 08/15/2038	3,105	2,930
3.875%, 10/15/2047	1,450	1,146
City of Hope
5.623%, 11/15/2043	920	942
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,076
CommonSpirit Health
6.461%, 11/01/2052	689	742
4.187%, 10/01/2049	805	624
3.910%, 10/01/2050	370	271
3.817%, 10/01/2049	2,490	1,837
CVS Health
5.050%, 03/25/2048	3,649	3,389
4.780%, 03/25/2038	1,015	938
Danaher
2.800%, 12/10/2051	1,525	1,050

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Dartmouth-Hitchcock Health
4.178%, 08/01/2048	$3,560	$2,864
Duke University Health System
3.920%, 06/01/2047	2,075	1,718
Elevance Health
6.100%, 10/15/2052	850	925
4.625%, 05/15/2042	65	59
Eli Lilly
3.950%, 03/15/2049	5,600	5,057
GE Healthcare Holding LLC
6.377%, 11/22/2052 (A)	830	923
Gilead Sciences
4.800%, 04/01/2044	500	470
4.750%, 03/01/2046	450	414
4.500%, 02/01/2045	3,550	3,214
GlaxoSmithKline Capital
6.375%, 05/15/2038	8,439	9,639
HCA
5.250%, 06/15/2049	1,780	1,557
4.625%, 03/15/2052 (A)	580	468
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	2,460	1,661
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,102
Humana
8.150%, 06/15/2038	1,510	1,787
4.625%, 12/01/2042	705	623
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,840	1,531
Johnson & Johnson
4.850%, 05/15/2041	5,652	5,665
3.750%, 03/03/2047	1,802	1,558
3.625%, 03/03/2037	2,720	2,450
3.400%, 01/15/2038	3,100	2,686
2.450%, 09/01/2060	4,550	2,930
2.250%, 09/01/2050	985	640
2.100%, 09/01/2040	1,335	939
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,555
3.266%, 11/01/2049	1,910	1,398
3.002%, 06/01/2051	3,365	2,331
2.810%, 06/01/2041	7,450	5,483
Mass General Brigham
3.765%, 07/01/2048	1,000	795
3.342%, 07/01/2060	1,015	677
3.192%, 07/01/2049	2,260	1,620
Medtronic
4.375%, 03/15/2035	2,330	2,245
Memorial Health Services
3.447%, 11/01/2049	2,815	2,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	$235	$236
4.125%, 07/01/2052	2,385	2,005
2.955%, 01/01/2050	489	328
Merck
4.150%, 05/18/2043	2,700	2,425
4.000%, 03/07/2049	550	481
3.900%, 03/07/2039	3,345	2,973
3.700%, 02/10/2045	7,560	6,332
3.600%, 09/15/2042	750	629
2.900%, 12/10/2061	3,106	2,089
2.750%, 12/10/2051	2,215	1,533
2.350%, 06/24/2040	345	246
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,295
Mount Sinai Hospitals Group
3.737%, 07/01/2049	2,700	2,027
MyMichigan Health
3.409%, 06/01/2050	2,220	1,548
Nationwide Children's Hospital
4.556%, 11/01/2052	355	322
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,705	1,435
4.063%, 08/01/2056	2,300	1,862
Northwell Healthcare
4.260%, 11/01/2047	650	519
Novant Health
3.168%, 11/01/2051	2,330	1,667
Novartis Capital
4.400%, 05/06/2044	535	508
4.000%, 11/20/2045	4,325	3,831
2.750%, 08/14/2050	2,614	1,866
NYU Langone Hospitals
5.750%, 07/01/2043	1,705	1,731
4.368%, 07/01/2047	1,630	1,365
3.380%, 07/01/2055	2,805	1,944
OhioHealth
3.042%, 11/15/2050	1,462	1,031
Orlando Health Obligated Group
3.327%, 10/01/2050	745	531
PeaceHealth Obligated Group
3.218%, 11/15/2050	4,895	3,287
PerkinElmer
3.625%, 03/15/2051	325	228
Pfizer
5.600%, 09/15/2040	808	859
4.400%, 05/15/2044	3,050	2,864
4.300%, 06/15/2043	3,520	3,265
4.200%, 09/15/2048	1,380	1,257
4.100%, 09/15/2038	1,900	1,757
4.000%, 12/15/2036	2,341	2,167
4.000%, 03/15/2049	1,705	1,513

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.900%, 03/15/2039	$2,100	$1,882
2.550%, 05/28/2040	575	428
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,154
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,175
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	610
Roche Holdings
2.607%, 12/13/2051 (A)	700	469
Royalty Pharma
3.550%, 09/02/2050	475	318
RWJ Barnabas Health
3.949%, 07/01/2046	50	42
Sentara Healthcare
2.927%, 11/01/2051	805	522
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,561
Sharp HealthCare
2.680%, 08/01/2050	1,500	948
Stanford Health Care
3.795%, 11/15/2048	5,312	4,314
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	235
Thermo Fisher Scientific
2.800%, 10/15/2041	110	83
Trinity Health
4.125%, 12/01/2045	2,392	2,043
UnitedHealth Group
6.875%, 02/15/2038	2,005	2,338
6.625%, 11/15/2037	1,080	1,229
6.500%, 06/15/2037	1,180	1,320
6.050%, 02/15/2063	2,870	3,220
5.950%, 02/15/2041	1,130	1,203
5.875%, 02/15/2053	3,095	3,425
5.800%, 03/15/2036	620	660
5.700%, 10/15/2040	370	384
4.750%, 07/15/2045	5,750	5,429
4.750%, 05/15/2052	4,975	4,708
4.625%, 07/15/2035	930	913
4.450%, 12/15/2048	12,274	11,007
4.375%, 03/15/2042	30	27
4.250%, 03/15/2043	766	681
4.250%, 04/15/2047	3,100	2,691
4.250%, 06/15/2048	7,930	6,957
4.200%, 01/15/2047	1,477	1,272
3.950%, 10/15/2042	910	773
3.750%, 10/15/2047	750	604
3.700%, 08/15/2049	1,726	1,374
3.500%, 08/15/2039	4,330	3,585
3.250%, 05/15/2051	4,630	3,398

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.050%, 05/15/2041	$3,070	$2,348
2.900%, 05/15/2050	1,720	1,190
2.300%, 05/15/2031	2,750	2,298
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	593
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,735	1,521
Wyeth LLC
6.500%, 02/01/2034	1,890	2,135
5.950%, 04/01/2037	17,209	18,869

		329,283

Industrials — 6.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	1,335	1,064
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	308	279
Airbus
3.950%, 04/10/2047 (A)	2,500	2,035
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	2,668	2,345
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	804
Boeing
5.930%, 05/01/2060	775	719
5.805%, 05/01/2050	5,005	4,722
5.705%, 05/01/2040	345	329
5.150%, 05/01/2030	1,080	1,054
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043	1,335	1,339
4.900%, 04/01/2044	8,901	8,615
4.550%, 09/01/2044	3,800	3,504
4.450%, 03/15/2043	560	514
4.450%, 01/15/2053	2,769	2,534
4.400%, 03/15/2042	2,825	2,580
4.375%, 09/01/2042	255	233
4.150%, 04/01/2045	7,795	6,824
4.050%, 06/15/2048	2,655	2,283
3.300%, 09/15/2051	1,150	859
2.875%, 06/15/2052	4,225	2,932
Canadian National Railway
6.200%, 06/01/2036	6,610	7,217
4.500%, 11/07/2043	3,800	3,287
4.400%, 08/05/2052	1,420	1,284
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,420
Caterpillar
4.750%, 05/15/2064	460	445

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crane Holdings
4.200%, 03/15/2048	$775	$560
Cummins
2.600%, 09/01/2050	3,535	2,269
Deere
3.900%, 06/09/2042	2,195	1,974
3.750%, 04/15/2050	1,355	1,170
2.875%, 09/07/2049	1,795	1,308
Emerson Electric
2.800%, 12/21/2051	4,841	3,222
2.750%, 10/15/2050	820	545
FedEx
5.250%, 05/15/2050	1,160	1,070
GE Capital International Funding Unlimited
4.418%, 11/15/2035	5,288	4,991
General Dynamics
4.250%, 04/01/2040	2,550	2,366
4.250%, 04/01/2050	2,040	1,856
General Electric MTN
6.750%, 03/15/2032	678	769
Georgia-Pacific LLC
8.875%, 05/15/2031	475	584
7.250%, 06/01/2028	330	360
Lockheed Martin
5.900%, 11/15/2063	3,250	3,595
5.700%, 11/15/2054	1,695	1,838
4.700%, 05/15/2046	550	521
4.300%, 06/15/2062	1,876	1,619
4.090%, 09/15/2052	6,647	5,759
4.070%, 12/15/2042	5,790	5,121
2.800%, 06/15/2050	3,590	2,500
Nature Conservancy
3.957%, 03/01/2052	2,140	1,745
Norfolk Southern
5.100%, 08/01/2118	1,900	1,589
4.837%, 10/01/2041	2,600	2,436
4.050%, 08/15/2052	876	724
3.700%, 03/15/2053	500	381
Parker-Hannifin
4.100%, 03/01/2047	2,404	1,968
Raytheon Technologies
6.125%, 07/15/2038	295	319
4.625%, 11/16/2048	415	380
4.500%, 06/01/2042	4,490	4,149
3.750%, 11/01/2046	2,039	1,620
3.030%, 03/15/2052	150	105
Rockefeller Foundation
2.492%, 10/01/2050	3,020	1,970
Rockwell Automation
4.200%, 03/01/2049	740	635
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	7,250	5,383

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Snap-on
4.100%, 03/01/2048	$1,786	$1,535
TTX
4.600%, 02/01/2049 (A)	1,642	1,458
Union Pacific
3.875%, 02/01/2055	2,130	1,728
3.839%, 03/20/2060	10,024	7,910
3.799%, 10/01/2051	435	356
3.750%, 02/05/2070	1,200	893
3.500%, 02/14/2053	4,500	3,503
3.375%, 02/14/2042	750	607
2.973%, 09/16/2062	3,115	2,055
2.950%, 03/10/2052	14,122	9,855
Union Pacific MTN
3.550%, 08/15/2039	880	740
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	958	860
United Parcel Service
7.620%, 04/01/2030 (C)	710	823
6.200%, 01/15/2038	4,172	4,714
5.300%, 04/01/2050	2,560	2,716
5.200%, 04/01/2040	725	739
3.625%, 10/01/2042	1,235	1,038
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	499	481
Waste Connections
2.950%, 01/15/2052	500	341
WW Grainger
4.600%, 06/15/2045	1,328	1,236
4.200%, 05/15/2047	2,738	2,337

		172,547

Information Technology — 9.1%
Analog Devices
2.950%, 10/01/2051	6,909	4,920
2.800%, 10/01/2041	4,420	3,327
Apple
4.650%, 02/23/2046	10,250	10,010
4.375%, 05/13/2045	13,073	12,432
3.850%, 05/04/2043	4,885	4,360
3.850%, 08/04/2046	14,162	12,279
3.750%, 09/12/2047	6,860	5,856
3.750%, 11/13/2047	155	133
3.450%, 02/09/2045	12,155	10,044
2.950%, 09/11/2049	20	15
2.850%, 08/05/2061	2,770	1,881
2.800%, 02/08/2061	845	562
2.700%, 08/05/2051	3,165	2,188
2.650%, 05/11/2050	1,000	691
2.650%, 02/08/2051	9,865	6,747

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.550%, 08/20/2060	$310	$200
2.375%, 02/08/2041	1,455	1,065
Applied Materials
4.350%, 04/01/2047	2,239	2,061
Broadcom
3.137%, 11/15/2035 (A)	1,000	741
2.600%, 02/15/2033 (A)	200	151
Cisco Systems
5.900%, 02/15/2039	3,985	4,355
5.500%, 01/15/2040	2,094	2,200
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	2,776
Fidelity National Information Services
5.625%, 07/15/2052	1,150	1,076
Global Payments
5.950%, 08/15/2052	1,055	963
Intel
5.050%, 08/05/2062	1,630	1,481
4.900%, 08/05/2052	6,895	6,293
4.750%, 03/25/2050	2,010	1,808
4.600%, 03/25/2040	2,270	2,098
4.100%, 05/19/2046	2,319	1,923
4.100%, 05/11/2047	3,665	3,012
3.734%, 12/08/2047	10,990	8,442
3.250%, 11/15/2049	3,575	2,508
International Business Machines
4.900%, 07/27/2052	435	403
4.250%, 05/15/2049	3,725	3,171
4.150%, 05/15/2039	530	465
4.000%, 06/20/2042	1,740	1,459
KLA
4.950%, 07/15/2052	5,797	5,584
Kyndryl Holdings
4.100%, 10/15/2041	850	508
Lam Research
2.875%, 06/15/2050	1,673	1,171
Mastercard
3.950%, 02/26/2048	1,235	1,085
3.850%, 03/26/2050	7,366	6,426
3.650%, 06/01/2049	990	831
Microsoft
3.700%, 08/08/2046	3,493	3,097
3.500%, 02/12/2035	1,226	1,140
3.450%, 08/08/2036	2,320	2,112
3.041%, 03/17/2062	11,948	8,688
2.921%, 03/17/2052	19,284	14,306
2.675%, 06/01/2060	5,490	3,710
2.525%, 06/01/2050	24,982	17,205
NVIDIA
3.500%, 04/01/2040	2,745	2,286
3.500%, 04/01/2050	3,150	2,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Oracle
6.900%, 11/09/2052	$3,185	$3,528
6.250%, 11/09/2032	1,185	1,250
4.375%, 05/15/2055	1,610	1,224
4.125%, 05/15/2045	2,570	1,962
4.000%, 07/15/2046	7,864	5,811
3.950%, 03/25/2051	905	662
3.800%, 11/15/2037	4,215	3,338
3.600%, 04/01/2040	4,893	3,675
PayPal Holdings
5.050%, 06/01/2052	325	301
3.250%, 06/01/2050	2,000	1,410
QUALCOMM
4.500%, 05/20/2052	2,295	2,037
4.300%, 05/20/2047	4,855	4,260
Salesforce
3.050%, 07/15/2061	4,355	2,920
2.900%, 07/15/2051	1,765	1,226
2.700%, 07/15/2041	1,630	1,203
Texas Instruments
4.150%, 05/15/2048	5,652	5,014
TSMC Arizona
3.250%, 10/25/2051	1,950	1,413
Visa
4.300%, 12/14/2045	9,045	8,468
4.150%, 12/14/2035	1,060	1,019
2.700%, 04/15/2040	915	713
2.000%, 08/15/2050	5,410	3,380

		249,500

Materials — 0.8%
Barrick North America Finance LLC
5.750%, 05/01/2043	1,570	1,586
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,284
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,382
5.000%, 09/30/2043	5,220	5,175
Dow Chemical
6.900%, 05/15/2053	535	582
Ecolab
2.750%, 08/18/2055	2,757	1,736
2.700%, 12/15/2051	10,985	7,080
International Flavors and Fragrances
5.000%, 09/26/2048	360	310
3.468%, 12/01/2050 (A)	970	667
Packaging Corp of America
3.050%, 10/01/2051	440	292
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,537
2.750%, 11/02/2051	4,135	2,799

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sherwin-Williams
2.900%, 03/15/2052	$250	$162
Vale Overseas
6.875%, 11/21/2036	690	713

		26,305

Real Estate — 0.9%
Alexandria Real Estate Equities
4.850%, 04/15/2049	210	180
3.550%, 03/15/2052	790	568
2.950%, 03/15/2034	225	183
American Homes 4 Rent
4.300%, 04/15/2052	1,445	1,072
3.375%, 07/15/2051	300	192
AvalonBay Communities MTN
4.350%, 04/15/2048	220	184
Crown Castle
4.150%, 07/01/2050	500	396
3.250%, 01/15/2051	100	68
ERP Operating
4.500%, 06/01/2045	900	773
Kilroy Realty
2.650%, 11/15/2033	455	324
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,686
Prologis
3.000%, 04/15/2050	65	44
2.125%, 10/15/2050	1,080	621
Realty Income
4.650%, 03/15/2047	1,355	1,214
1.800%, 03/15/2033	1,580	1,150
Regency Centers LP
4.650%, 03/15/2049	1,326	1,070
4.400%, 02/01/2047	475	374
Scentre Group Trust 2
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.685%, 09/24/2080 (A)(B)	1,880	1,519
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(B)	1,250	1,100
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,544
4.250%, 11/30/2046	2,295	1,815
3.800%, 07/15/2050	1,400	1,032
3.250%, 09/13/2049	2,330	1,551
Ventas Realty
5.700%, 09/30/2043	850	783
VICI Properties
5.625%, 05/15/2052	1,320	1,192
Welltower
5.125%, 03/15/2043	1,085	932

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Weyerhaeuser
4.000%, 03/09/2052	$1,020	$787

		23,354

Utilities — 16.3%
AEP Texas
4.150%, 05/01/2049	2,110	1,653
AEP Transmission LLC
4.000%, 12/01/2046	5,703	4,603
3.800%, 06/15/2049	1,855	1,451
3.650%, 04/01/2050	1,435	1,092
2.750%, 08/15/2051	405	259
Alabama Power
5.500%, 03/15/2041	648	632
5.200%, 06/01/2041	155	146
4.300%, 07/15/2048	1,450	1,221
3.850%, 12/01/2042	3,767	3,067
3.700%, 12/01/2047	1,500	1,167
Ameren Illinois
5.900%, 12/01/2052	1,032	1,126
3.700%, 12/01/2047	4,415	3,524
3.250%, 03/15/2050	50	36
2.900%, 06/15/2051	3,724	2,491
American Transmission Systems
5.000%, 09/01/2044 (A)	400	363
American Water Capital
3.750%, 09/01/2047	1,475	1,163
3.450%, 05/01/2050	150	112
Appalachian Power
6.700%, 08/15/2037	50	53
5.800%, 10/01/2035	125	124
4.500%, 03/01/2049	700	584
Arizona Public Service
5.050%, 09/01/2041	50	44
4.500%, 04/01/2042	112	92
4.350%, 11/15/2045	1,735	1,379
4.250%, 03/01/2049	450	349
4.200%, 08/15/2048	1,200	927
Atmos Energy
4.125%, 10/15/2044	2,805	2,336
Avista
4.350%, 06/01/2048	1,425	1,191
4.000%, 04/01/2052	1,350	1,063
Baltimore Gas and Electric
5.200%, 06/15/2033	1,235	1,205
3.500%, 08/15/2046	4,995	3,770
2.900%, 06/15/2050	1,095	737
2.250%, 06/15/2031	2,740	2,241
Berkshire Hathaway Energy
4.600%, 05/01/2053 (A)	1,320	1,195
4.450%, 01/15/2049	2,745	2,409
4.250%, 10/15/2050	4,915	4,161

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.800%, 07/15/2048	$10,040	$7,925
Black Hills
4.200%, 09/15/2046	1,135	873
Boston Gas
4.487%, 02/15/2042 (A)	250	208
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	456
4.250%, 02/01/2049	1,760	1,528
3.950%, 03/01/2048	500	414
3.600%, 03/01/2052	780	610
3.350%, 04/01/2051	695	516
2.900%, 07/01/2050	895	612
Commonwealth Edison
4.700%, 01/15/2044	5,643	5,159
4.600%, 08/15/2043	2,070	1,876
4.000%, 03/01/2048	2,515	2,097
4.000%, 03/01/2049	1,190	978
3.750%, 08/15/2047	2,705	2,145
3.700%, 03/01/2045	6,675	5,244
3.125%, 03/15/2051	3,730	2,625
Connecticut Light & Power
4.150%, 06/01/2045	3,015	2,537
4.000%, 04/01/2048	2,712	2,292
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,109
6.200%, 06/15/2036	65	69
6.150%, 11/15/2052	2,390	2,628
5.700%, 06/15/2040	40	40
4.500%, 05/15/2058	930	780
3.950%, 03/01/2043	6,265	5,109
3.875%, 06/15/2047	3,073	2,396
3.850%, 06/15/2046	3,427	2,721
3.700%, 11/15/2059	850	641
3.000%, 12/01/2060	1,700	1,077
Consumers Energy
4.350%, 04/15/2049	4,823	4,224
4.200%, 09/01/2052	790	685
3.500%, 08/01/2051	1,230	934
2.500%, 05/01/2060	620	360
Dominion Energy
5.250%, 08/01/2033	20	20
4.600%, 03/15/2049	1,754	1,509
Dominion Energy South Carolina
5.100%, 06/01/2065	1,215	1,133
DTE Electric
3.950%, 06/15/2042	80	64
3.700%, 03/15/2045	4,300	3,453
3.650%, 03/01/2052	1,480	1,160
Duke Energy
5.000%, 08/15/2052	715	650
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.050%, 04/15/2038	$2,285	$2,423
6.000%, 01/15/2038	2,166	2,294
5.300%, 02/15/2040	6,675	6,686
4.250%, 12/15/2041	6,590	5,747
4.000%, 09/30/2042	11,250	9,449
3.875%, 03/15/2046	1,570	1,252
3.550%, 03/15/2052	690	526
Duke Energy Florida LLC
6.400%, 06/15/2038	2,330	2,585
5.950%, 11/15/2052	1,006	1,107
3.400%, 10/01/2046	2,040	1,502
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,060	3,289
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,656
6.350%, 08/15/2038	1,545	1,665
4.900%, 07/15/2043	825	762
3.750%, 05/15/2046	750	589
3.250%, 10/01/2049	3,110	2,161
2.750%, 04/01/2050	1,885	1,208
Duke Energy Ohio
4.300%, 02/01/2049	650	538
2.125%, 06/01/2030	845	697
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,509
4.200%, 08/15/2045	3,475	2,943
4.150%, 12/01/2044	975	823
4.100%, 03/15/2043	860	727
3.600%, 09/15/2047	1,850	1,405
East Ohio Gas
3.000%, 06/15/2050 (A)	1,375	899
Electricite de France
6.000%, 01/22/2114 (A)	695	600
5.000%, 09/21/2048 (A)	2,215	1,742
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,012
Entergy Arkansas LLC
4.200%, 04/01/2049	1,620	1,356
3.350%, 06/15/2052	2,740	1,958
Entergy Louisiana LLC
4.200%, 09/01/2048	1,030	860
4.200%, 04/01/2050	1,445	1,194
4.000%, 03/15/2033	1,265	1,150
3.100%, 06/15/2041	3,360	2,532
2.900%, 03/15/2051	3,825	2,512
Entergy Texas
3.550%, 09/30/2049	1,395	1,024
Essential Utilities
5.300%, 05/01/2052	900	852
4.276%, 05/01/2049	1,330	1,072
Evergy Kansas Central
3.450%, 04/15/2050	930	675

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Evergy Metro
5.300%, 10/01/2041	$150	$144
4.200%, 06/15/2047	500	411
4.200%, 03/15/2048	1,000	814
Exelon
4.950%, 06/15/2035	1,410	1,365
4.700%, 04/15/2050	700	618
Florida Power & Light
5.960%, 04/01/2039	2,285	2,444
5.690%, 03/01/2040	4,978	5,177
5.650%, 02/01/2037	1,000	1,021
4.050%, 06/01/2042	2,960	2,576
4.050%, 10/01/2044	2,715	2,330
3.950%, 03/01/2048	2,930	2,459
3.800%, 12/15/2042	3,605	3,024
3.700%, 12/01/2047	1,900	1,539
2.450%, 02/03/2032	4,795	4,023
Georgia Power
4.300%, 03/15/2042	6,850	5,950
4.300%, 03/15/2043	2,043	1,755
3.700%, 01/30/2050	3,230	2,459
Gulf Power
4.550%, 10/01/2044	700	627
Idaho Power
4.200%, 03/01/2048	1,600	1,302
Indiana Michigan Power
4.550%, 03/15/2046	780	666
4.250%, 08/15/2048	1,090	898
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,489
International Transmission
4.625%, 08/15/2043	2,525	2,239
Jersey Central Power & Light
6.150%, 06/01/2037	775	774
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,137	3,960
Kentucky Utilities
3.300%, 06/01/2050	710	506
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,063
MidAmerican Energy
4.800%, 09/15/2043	5,260	4,899
4.400%, 10/15/2044	5,190	4,579
4.250%, 05/01/2046	1,675	1,433
3.950%, 08/01/2047	560	463
3.650%, 08/01/2048	3,075	2,421
3.150%, 04/15/2050	2,025	1,445
MidAmerican Energy MTN
5.800%, 10/15/2036	635	675
5.750%, 11/01/2035	640	670
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	$2,170	$1,845
4.300%, 03/15/2049	3,643	3,059
4.023%, 11/01/2032	392	359
Nevada Power
5.900%, 05/01/2053	1,490	1,615
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	575	584
4.278%, 10/01/2034 (A)	2,303	2,044
4.119%, 11/28/2042 (A)	2,000	1,588
3.025%, 06/27/2050 (A)	500	310
NiSource
5.800%, 02/01/2042	900	854
Northern States Power
6.250%, 06/01/2036	5,255	5,737
6.200%, 07/01/2037	4,450	4,868
4.500%, 06/01/2052	1,435	1,320
3.600%, 05/15/2046	500	392
3.400%, 08/15/2042	214	169
3.200%, 04/01/2052	795	576
2.250%, 04/01/2031	830	695
NSTAR Electric
4.950%, 09/15/2052	1,859	1,809
4.550%, 06/01/2052	955	873
3.100%, 06/01/2051	2,625	1,831
Oglethorpe Power
5.375%, 11/01/2040	1,815	1,650
5.250%, 09/01/2050	835	726
4.500%, 04/01/2047 (A)	1,220	982
4.250%, 04/01/2046	1,360	1,020
4.200%, 12/01/2042	2,920	2,153
Ohio Edison
8.250%, 10/15/2038	655	789
Oncor Electric Delivery LLC
5.350%, 10/01/2052	781	805
5.300%, 06/01/2042	404	408
5.250%, 09/30/2040	3,696	3,694
4.950%, 09/15/2052 (A)	505	497
4.600%, 06/01/2052 (A)	400	372
4.550%, 12/01/2041	3,770	3,490
4.100%, 11/15/2048	750	635
3.800%, 06/01/2049	4,650	3,760
3.700%, 05/15/2050	1,540	1,223
3.100%, 09/15/2049	70	50
2.700%, 11/15/2051	2,050	1,350
Pacific Gas and Electric
4.450%, 04/15/2042	1,465	1,104
4.200%, 06/01/2041	505	383
3.750%, 08/15/2042	95	65
PacifiCorp
6.250%, 10/15/2037	3,760	4,001
6.000%, 01/15/2039	4,970	5,208

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.350%, 12/01/2053	$1,900	$1,911
4.100%, 02/01/2042	1,940	1,639
3.300%, 03/15/2051	820	591
2.900%, 06/15/2052	1,900	1,281
PECO Energy
4.800%, 10/15/2043	1,505	1,347
4.600%, 05/15/2052	1,435	1,319
3.050%, 03/15/2051	1,919	1,336
Pennsylvania Electric
6.150%, 10/01/2038	100	101
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,150
3.640%, 11/01/2046	1,300	944
PPL Electric Utilities
4.750%, 07/15/2043	3,600	3,304
4.125%, 06/15/2044	1,925	1,615
3.950%, 06/01/2047	2,425	1,993
Public Service Electric and Gas MTN
4.150%, 11/01/2045	2,106	1,744
4.050%, 05/01/2048	2,176	1,819
4.000%, 06/01/2044	945	753
3.800%, 03/01/2046	900	719
3.650%, 09/01/2042	1,290	1,044
3.600%, 12/01/2047	3,740	2,910
3.200%, 08/01/2049	3,775	2,712
Public Service of Colorado
6.500%, 08/01/2038	40	45
6.250%, 09/01/2037	1,240	1,362
4.750%, 08/15/2041	40	36
4.500%, 06/01/2052	3,250	2,924
4.300%, 03/15/2044	1,445	1,255
4.100%, 06/15/2048	475	399
4.050%, 09/15/2049	1,495	1,240
3.950%, 03/15/2043	4,365	3,494
3.200%, 03/01/2050	1,190	861
Public Service of New Hampshire
3.600%, 07/01/2049	1,650	1,280
Puget Sound Energy
5.795%, 03/15/2040	130	132
4.223%, 06/15/2048	2,470	2,050
2.893%, 09/15/2051	2,315	1,511
San Diego Gas & Electric
6.000%, 06/01/2026	340	354
4.100%, 06/15/2049	1,340	1,106
3.750%, 06/01/2047	2,380	1,868
3.320%, 04/15/2050	4,639	3,339
Sempra Energy
4.000%, 02/01/2048	1,042	802
Southern California Edison
5.950%, 02/01/2038	280	285
4.650%, 10/01/2043	2,480	2,170
4.125%, 03/01/2048	4,245	3,392

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.050%, 03/15/2042	$5,355	$4,297
4.000%, 04/01/2047	2,630	2,065
3.650%, 02/01/2050	355	265
Southern California Gas
6.350%, 11/15/2052	1,440	1,627
4.300%, 01/15/2049	1,240	1,025
4.125%, 06/01/2048	2,865	2,321
3.750%, 09/15/2042	2,330	1,832
Southern Gas Capital
4.400%, 06/01/2043	825	685
4.400%, 05/30/2047	50	41
3.950%, 10/01/2046	800	609
Southwest Gas
3.180%, 08/15/2051	1,065	647
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,231
3.850%, 02/01/2048	3,860	2,882
3.250%, 11/01/2051	300	202
Southwestern Public Service
5.150%, 06/01/2052	440	402
4.500%, 08/15/2041	8,995	7,973
3.700%, 08/15/2047	1,060	809
Tampa Electric
4.350%, 05/15/2044	1,225	1,029
3.625%, 06/15/2050	1,689	1,244
3.450%, 03/15/2051	600	437
Tucson Electric Power
4.850%, 12/01/2048	1,810	1,590
4.000%, 06/15/2050	225	174
3.250%, 05/01/2051	1,500	1,008
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,606
6.350%, 11/30/2037	2,475	2,627
4.650%, 08/15/2043	5,290	4,709
4.600%, 12/01/2048	3,310	2,905
4.450%, 02/15/2044	4,950	4,321
4.000%, 01/15/2043	300	247
4.000%, 11/15/2046	1,108	886
2.950%, 11/15/2051	400	268
2.450%, 12/15/2050	540	327
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,738
Wisconsin Power & Light
4.100%, 10/15/2044	325	255
3.650%, 04/01/2050	360	271
Wisconsin Public Service
2.850%, 12/01/2051	800	530

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,907	$1,695

		447,753

Total Corporate Obligations
(Cost $2,873,707) ($ Thousands)		2,375,780

MUNICIPAL BONDS — 5.9%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	797

California — 2.8%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,348
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	2,026
2.719%, 11/01/2052	890	599
California State, Build America Project, GO
7.625%, 03/01/2040	2,510	3,217
7.600%, 11/01/2040	385	502
7.550%, 04/01/2039	1,535	1,973
7.500%, 04/01/2034	14,945	18,402
7.300%, 10/01/2039	9,875	12,178
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,681
3.000%, 08/15/2051	390	291
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,398
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,023
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,236
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	566
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,201
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	1,631
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,785	1,888

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	$3,950	$4,478
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,158
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,995	1,348
3.006%, 05/15/2050	2,005	1,361
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,123
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	519
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,075
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB
2.825%, 11/01/2041	835	621
San Jose, Redevelopment Agency, Ser A-T, TA
3.375%, 08/01/2034	1,250	1,070
University of California, RB
5.946%, 05/15/2045	4,795	5,097
University of California, Ser AP, RB
3.931%, 05/15/2045	950	851
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	913
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	873

		75,647

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	462

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	1,369	1,105

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,016	2,016
6.637%, 04/01/2057	136	142

		2,158

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$3,205	$3,486

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,796

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB
2.814%, 07/01/2040	890	642

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,243
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,447
Massachusetts State, School Building Authority, Sub-Ser A, RB
2.500%, 02/15/2037	1,120	804

		5,494

Michigan — 0.1%
University of Michigan, Ser B, RB
3.504%, 04/01/2052	1,030	812
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,169

		2,981

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	517

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	3,008
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	860

		3,868

New York — 1.1%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	238
4.458%, 10/01/2062	2,690	2,419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	$465	$464
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,422
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	852
5.882%, 06/15/2044	500	557
5.724%, 06/15/2042	3,720	4,086
5.440%, 06/15/2043	3,000	3,193
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.572%, 11/01/2038	2,475	2,534
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	3,820	3,963
5.508%, 08/01/2037	1,890	1,919
New York State Dormitory Authority, RB
5.628%, 03/15/2039	1,385	1,436
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	3,324
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,041
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035	810	615

		29,063

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	360
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	2,309
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	1,408
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	773

		4,850

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,581

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Texas — 0.9%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	$2,250	$2,360
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	3,306
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	331
Houston, GO
3.961%, 03/01/2047	1,500	1,307
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	315	377
North Texas, Tollway Authority, RB
3.079%, 01/01/2042	1,170	828
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	3,003
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,190
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	4,954
University of Texas, Ser B, RB
2.439%, 08/15/2049	2,220	1,444

		22,100

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	450

Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	2,495	2,533

Total Municipal Bonds
(Cost $186,025) ($ Thousands)		161,530

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
4.000%, 11/15/2042	15,730	15,804
4.000%, 11/15/2052	565	588
3.375%, 08/15/2042	14,191	12,983
3.250%, 05/15/2042	18,705	16,802
3.000%, 08/15/2052	58,058	49,712
2.875%, 05/15/2052	20,020	16,642
2.375%, 02/15/2042	19,471	15,147

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.750%, 08/15/2041	$6,925	$4,831
U.S. Treasury Notes
4.125%, 11/15/2032	9,550	9,923

Total U.S. Treasury Obligations
(Cost $144,170) ($ Thousands)		142,432

SOVEREIGN DEBT — 0.4%

Chile Government International Bond
3.500%, 01/25/2050	1,930	1,427
3.100%, 05/07/2041	4,930	3,589
Indonesia Government International Bond
3.700%, 10/30/2049	1,530	1,174
Israel Government International Bond
4.125%, 01/17/2048	1,230	1,070
3.875%, 07/03/2050	3,150	2,625
Mexico Government International Bond MTN
5.750%, 10/12/2110	285	246
4.750%, 03/08/2044	490	412

Total Sovereign Debt
(Cost $14,135) ($ Thousands)		10,543

ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Security — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	2,774	2,750

Total Asset-Backed Security
(Cost $2,708) ($ Thousands)		2,750

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	22,875,328	22,875

Total Cash Equivalent
(Cost $22,875) ($ Thousands)		22,875

Total Investments in Securities — 98.9%
(Cost $3,243,620) ($ Thousands)		$2,715,910

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Long Duration Credit Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Notes	48	Mar-2023	$9,832	$9,857	$25
U.S. 5-Year Treasury Notes	1,043	Mar-2023	112,627	113,239	612
U.S. 10-Year Treasury Notes	49	Mar-2023	5,516	5,562	46
U.S. Long Treasury Bond	135	Mar-2023	17,048	17,145	97
U.S. Ultra Long Treasury Bond	89	Mar-2023	12,023	12,129	106
Ultra 10-Year U.S. Treasury Notes	214	Mar-2023	25,386	25,606	220
			182,432	183,538	1,106
Short Contracts
U.S. Long Treasury Bond	(111)	Mar-2023	$(13,937)	$(14,097)	$(160)
U.S. Ultra Long Treasury Bond	(106)	Mar-2023	(14,296)	(14,446)	(150)
Ultra 10-Year U.S. Treasury Notes	(271)	Mar-2023	(32,238)	(32,427)	(189)
			(60,471)	(60,970)	(499)
			$121,961	$122,568	$607

A list of the open centrally cleared swap contracts held by the Fund at November 30, 2022, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD - LIBOR	1.0255	Quarterly	07/24/2025	USD	12,660	$(724)	$–	$(724)
3 MONTH USD - LIBOR	1.0355%	Quarterly	07/24/2025	USD	9,375	(535)	–	(535)
3 MONTH USD - LIBOR	1.0725	Quarterly	07/24/2025	USD	6,330	(357)	–	(357)
FLOATING	1.39% FIXED	Quarterly	09/28/2025	USD	14,240	(668)	–	(668)
1.7725%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	1,060	303	–	303
1.785%	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	780	221	–	221
1.8075	3-MONTH USD - LIBOR	Quarterly	07/24/2053	USD	530	148	–	148
1.87% FIXED	3-MONTH USD - LIBOR	Quarterly	09/28/2053	USD	1,215	319	–	319
						$(1,293)	$–	$(1,293)

Percentages are based on Net Assets of $2,746,022 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $200,014 ($ Thousands), representing 7.3% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,375,780	–	2,375,780
Municipal Bonds	–	161,530	–	161,530
U.S. Treasury Obligations	–	142,432	–	142,432
Sovereign Debt	–	10,543	–	10,543
Asset-Backed Security	–	2,750	–	2,750
Cash Equivalent	22,875	–	–	22,875
Total Investments in Securities	22,875	2,693,035	–	2,715,910

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,106	–	–	1,106
Unrealized Depreciation	(499)	–	–	(499)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	991	–	991
Unrealized Depreciation	–	(2,284)	–	(2,284)
Total Other Financial Instruments	607	(1,293)	–	(686)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$18,516	$753,059	$(748,700)	$—	$—	$22,875	$261	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 36.7%
Communication Services — 1.7%
NTT Finance
0.373%, 03/03/2023 (A)	$2,545	$2,515
Take-Two Interactive Software
3.300%, 03/28/2024	550	535
Verizon Communications
4.145%, SOFRINDX + 0.790%, 03/20/2026 (B)	1,200	1,165
3.923%, SOFRINDX + 0.500%, 03/22/2024 (B)	1,200	1,192
Warnermedia Holdings
3.428%, 03/15/2024 (A)	1,320	1,282

		6,689

Consumer Discretionary — 4.3%
7-Eleven
0.625%, 02/10/2023 (A)	4,295	4,257
Daimler Trucks Finance North America LLC
4.562%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	750	745
4.054%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	1,125	1,111
General Motors Financial
4.264%, U.S. SOFR + 0.620%, 10/15/2024 (B)	4,410	4,280
4.250%, 05/15/2023	800	797
3.945%, U.S. SOFR + 0.760%, 03/08/2024 (B)	1,000	980

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.200%, 10/15/2024	$750	$692
Home Depot
4.000%, 09/15/2025	60	60
Hyatt Hotels
1.300%, 10/01/2023	340	328
Hyundai Capital America MTN
0.800%, 04/03/2023 (A)	1,445	1,421
Nordstrom
2.300%, 04/08/2024	530	499
Volkswagen Group of America Finance LLC
3.125%, 05/12/2023 (A)	1,600	1,585

		16,755

Consumer Staples — 2.0%
CommonSpirit Health
4.200%, 08/01/2023	1,460	1,451
Conagra Brands
0.500%, 08/11/2023	675	653
Constellation Brands
3.600%, 05/09/2024	550	539
GE Healthcare Holding LLC
5.550%, 11/15/2024 (A)	500	502
General Mills
5.241%, 11/18/2025	285	285
GSK Consumer Healthcare Capital US LLC
3.024%, 03/24/2024 (A)	735	714
JDE Peet's
0.800%, 09/24/2024 (A)	1,000	912
Keurig Dr Pepper
0.750%, 03/15/2024	2,215	2,097
Takeda Pharmaceutical
4.400%, 11/26/2023	610	605

		7,758

Energy — 1.5%
Enbridge
4.457%, SOFRINDX + 0.630%, 02/16/2024 (B)	1,400	1,386
Equities
5.678%, 10/01/2025	525	524
Pioneer Natural Resources
0.550%, 05/15/2023	1,010	990
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	1,895	1,835
Southern Natural Gas LLC
0.625%, 04/28/2023 (A)	695	679

		5,414

Financials — 15.0%
American Express
0.750%, 11/03/2023	2,700	2,598

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Global Funding
4.527%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	$1,820	$1,785
4.294%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	776
Banco Santander
3.892%, 05/24/2024	600	588
Bank of America
4.484%, U.S. SOFR + 0.660%, 02/04/2025 (B)	950	933
4.428%, U.S. SOFR + 0.690%, 04/22/2025 (B)	1,600	1,573
Bank of America MTN
4.963%, BSBY3M + 0.430%, 05/28/2024 (B)	1,350	1,338
1.486%, U.S. SOFR + 1.460%, 05/19/2024 (B)	475	466
Bank of Montreal MTN
4.052%, SOFRINDX + 0.465%, 01/10/2025 (B)	800	784
3.924%, SOFRINDX + 0.620%, 09/15/2026 (B)	1,350	1,301
Bank of Nova Scotia
4.145%, U.S. SOFR + 0.380%, 07/31/2024 (B)	1,375	1,358
Banque Federative du Credit Mutuel
4.524%, 07/13/2025 (A)	475	467
Brighthouse Financial Global Funding MTN
4.364%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	1,080	1,068
Canadian Imperial Bank of Commerce
4.072%, SOFRINDX + 0.420%, 10/18/2024 (B)	825	811
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (B)	250	248
4.518%, U.S. SOFR + 0.690%, 12/06/2024 (B)	800	782
Citigroup
4.476%, U.S. SOFR + 0.669%, 05/01/2025 (B)	800	785
4.410%, U.S. SOFR + 0.694%, 01/25/2026 (B)	650	633
Citizens Bank
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (B)	400	394
CNA Financial
7.250%, 11/15/2023	500	511
Corebridge Financial
3.500%, 04/04/2025 (A)	385	369
Credit Suisse NY
4.189%, SOFRINDX + 0.390%, 02/02/2024 (B)	3,855	3,667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.520%, 08/09/2023	$1,375	$1,310
Deutsche Bank NY
5.046%, U.S. SOFR + 1.219%, 11/16/2027 (B)	1,100	960
4.324%, U.S. SOFR + 0.500%, 11/08/2023 (B)	1,150	1,142
Discover Bank
3.350%, 02/06/2023	2,580	2,572
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	450	434
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	397
Fifth Third Bank
5.852%, U.S. SOFR + 1.230%, 10/27/2025 (B)	620	625
GA Global Funding Trust
3.736%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	2,275	2,214
Goldman Sachs Group
4.405%, U.S. SOFR + 0.700%, 01/24/2025 (B)	800	785
3.719%, U.S. SOFR + 0.500%, 09/10/2024 (B)	550	541
3.200%, 02/23/2023	1,730	1,724
HSBC Bank Canada
0.950%, 05/14/2023 (A)	2,000	1,964
HSBC Holdings
3.600%, 05/25/2023	1,315	1,306
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (B)	400	418
4.407%, U.S. SOFR + 0.580%, 11/22/2024 (B)	825	804
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (B)	345	338
Jackson Financial
1.125%, 11/22/2023	825	791
JPMorgan Chase
4.588%, U.S. SOFR + 0.885%, 04/22/2027 (B)	1,600	1,555
Macquarie Group MTN
4.352%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	825	801
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	402
Mitsubishi UFJ Financial Group
4.788%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.700%, 07/18/2025 (B)	600	594

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mizuho Financial Group
5.387%, ICE LIBOR USD 3 Month + 0.630%, 05/25/2024 (B)	$1,200	$1,192
Morgan Stanley
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (B)	550	536
Morgan Stanley MTN
3.750%, 02/25/2023	2,935	2,928
Nationwide Building Society
0.550%, 01/22/2024 (A)	750	711
NatWest Markets
4.355%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	1,265	1,245
PNC Financial Services Group
5.671%, SOFRINDX + 1.090%, 10/28/2025 (B)	380	383
Principal Life Global Funding II
4.208%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	900	890
4.054%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	430	427
Protective Life Global Funding
1.082%, 06/09/2023 (A)	610	598
Societe Generale
4.746%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	800	767
4.351%, 06/13/2025 (A)	525	514
Standard Chartered
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (A)(B)	400	412
Sumitomo Mitsui Trust Bank MTN
3.728%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	1,000	993
Toronto-Dominion Bank MTN
3.809%, U.S. SOFR + 0.590%, 09/10/2026 (B)	850	822
Truist Financial MTN
3.602%, U.S. SOFR + 0.400%, 06/09/2025 (B)	900	879
UBS AG/London
0.700%, 08/09/2024 (A)	850	790

		58,999

Health Care — 2.8%
Baxter International
4.268%, SOFRINDX + 0.440%, 11/29/2024 (B)	825	805
Cigna
3.750%, 07/15/2023	2,325	2,309
Humana
0.650%, 08/03/2023	1,725	1,674

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Illumina
5.800%, 12/12/2025	$400	$402
PerkinElmer
0.550%, 09/15/2023	1,250	1,204
Royalty Pharma PLC
0.750%, 09/02/2023	1,450	1,400
SSM Health Care
3.688%, 06/01/2023	1,295	1,286
Thermo Fisher Scientific
4.182%, SOFRINDX + 0.530%, 10/18/2024 (B)	1,810	1,793

		10,873

Industrials — 1.3%
AerCap Ireland Capital DAC
4.183%, U.S. SOFR + 0.680%, 09/29/2023 (B)	1,325	1,297
Air Lease MTN
3.643%, ICE LIBOR USD 3 Month + 0.350%, 12/15/2022 (B)	1,200	1,200
Boeing
4.508%, 05/01/2023	1,000	996
1.167%, 02/04/2023	1,100	1,092
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	965	898

		5,483

Information Technology — 2.3%
Analog Devices
3.771%, U.S. SOFR + 0.250%, 10/01/2024 (B)	590	582
Microchip Technology
0.972%, 02/15/2024	610	577
Qorvo
1.750%, 12/15/2024 (A)	430	394
Salesforce
0.625%, 07/15/2024	2,105	1,974
Skyworks Solutions
0.900%, 06/01/2023	1,610	1,573
TD SYNNEX
1.250%, 08/09/2024	1,375	1,272
VMware
1.000%, 08/15/2024	1,950	1,816
0.600%, 08/15/2023	830	804

		8,992

Materials — 0.4%
Celanese US Holdings LLC
5.900%, 07/05/2024	475	472
Martin Marietta Materials
0.650%, 07/15/2023	495	481

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nutrien
5.900%, 11/07/2024	$235	$238
Sherwin-Williams
4.050%, 08/08/2024	325	320

		1,511

Utilities — 5.4%
American Electric Power
4.920%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (B)	1,430	1,421
CenterPoint Energy
4.475%, SOFRINDX + 0.650%, 05/13/2024 (B)	625	616
CenterPoint Energy Resources
5.279%, ICE LIBOR USD 3 Month + 0.500%, 03/02/2023 (B)	876	875
0.700%, 03/02/2023	2,060	2,037
Dominion Energy
3.823%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (B)	1,726	1,722
2.450%, 01/15/2023 (A)	800	796
Eversource Energy
2.800%, 05/01/2023	1,155	1,145
Mississippi Power
3.782%, U.S. SOFR + 0.300%, 06/28/2024 (B)	740	723
NextEra Energy Capital Holdings
4.207%, SOFRINDX + 0.400%, 11/03/2023 (B)	1,325	1,314
2.940%, 03/21/2024	625	607
OGE Energy
0.703%, 05/26/2023	540	529
Pacific Gas and Electric
3.250%, 02/16/2024	625	606
1.700%, 11/15/2023	525	503
PPL Electric Utilities
3.891%, ICE LIBOR USD 3 Month + 0.250%, 09/28/2023 (B)	1,235	1,230
Public Service Enterprise Group
0.841%, 11/08/2023	3,425	3,285
Southern California Edison
4.351%, SOFRINDX + 0.830%, 04/01/2024 (B)	1,690	1,678
Southern California Gas
3.620%, ICE LIBOR USD 3 Month + 0.350%, 09/14/2023 (B)	1,795	1,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Tampa Electric
3.875%, 07/12/2024	$475	$464

		21,342

Total Corporate Obligations
(Cost $147,206) ($ Thousands)		143,816

ASSET-BACKED SECURITIES — 25.2%
Automotive — 13.1%

American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (A)	1	1
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (A)	380	378
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (A)	172	172
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,145	2,038
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	1,225	1,145
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (A)	539	528
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (A)	1,475	1,444
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (A)	58	58
CarMax Auto Owner Trust, Ser 2019-3, Cl A3
2.180%, 08/15/2024	179	178
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	675	656
Carmax Auto Owner Trust, Ser 2020-3, Cl B
1.090%, 03/16/2026	1,300	1,218
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	787	760
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	1,070	1,026
CarMax Auto Owner Trust, Ser 2022-2, Cl A2A
2.810%, 05/15/2025	1,468	1,451
Carmax Auto Owner Trust, Ser 2022-3, Cl A2A
3.810%, 09/15/2025	800	790
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	1,017	951

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	$32	$31
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	192	176
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	410	379
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	338	328
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	223	221
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	813	766
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
4.105%, ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)(B)	362	361
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (A)	781	773
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (A)	1,137	1,117
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	570	538
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	1,005	969
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	531	529
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	506	501
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (A)	530	517
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (A)	945	927
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (A)	287	285
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	378	359
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	1,870	1,837
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	80	78

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	$375	$375
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	1,395	1,344
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (A)	95	95
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	709	702
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/2024	245	245
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/2025	725	724
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	291	276
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	539	525
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (A)	421	416
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	615	595
Flagship Credit Auto Trust, Ser 2019-3, Cl C
2.740%, 10/15/2025 (A)	718	711
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	7	7
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	755	715
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	312	302
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/2025 (A)	1,121	1,107
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	605	577
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (A)	52	52
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (A)	265	256
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (A)	159	156

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (A)	$280	$279
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (A)	148	147
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (A)	805	793
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A2A
3.500%, 09/16/2025	750	740
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	1,102	1,091
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	175	166
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	269	264
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	688	669
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	320	314
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	791	752
Prestige Auto Receivables Trust, Ser 2021-1A, Cl A2
0.550%, 09/16/2024 (A)	208	208
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	1,349	1,342
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	95	94
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	1,151	1,137
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	1,497	1,473
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	216	215
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	467	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	$1,600	$1,519
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A2
2.760%, 03/17/2025	1,024	1,018
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/2025	975	969
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	140	139
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (A)	35	35
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (A)	249	245
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (A)	363	359
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/2024 (A)	138	137
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (A)	805	789
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (A)	707	703
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl E
4.020%, 04/15/2025 (A)	1,050	1,043
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (A)	950	933
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (A)	183	180
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (A)	485	469
		51,350

Credit Cards — 0.8%

CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (A)	1,100	1,034
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (A)	675	662
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (A)	1,225	1,162

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	$525	$506
		3,364

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.724%, ICE LIBOR USD 1 Month + 0.680%, 01/25/2035 (B)	59	58

Other Asset-Backed Securities — 11.3%

Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (A)	56	56
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (A)	152	147
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (A)	740	697
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	635	616
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	305	291
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	698	678
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	544	522
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	245	242
Apidos CLO XII, Ser 2018-12A, Cl AR
5.159%, ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)(B)	925	912
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	355	324
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (A)	317	307
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (A)	610	578
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
4.843%, ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)(B)	94	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
5.029%, ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)(B)	$1,200	$1,178
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	917	855
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (A)	781	769
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	185	183
BSPRT Issuer, Ser 2022-FL8, Cl A
4.718%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	825	785
Carbone CLO, Ser 2017-1A, Cl A1
5.383%, ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)(B)	350	344
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.049%, ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)(B)	997	975
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.223%, ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)(B)	1,029	1,011
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	152	146
CIFC Funding, Ser 2017-1A, Cl ARR
5.435%, ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)(B)	750	739
CIFC Funding, Ser 2018-3A, Cl AR
5.097%, ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)(B)	821	806
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	–	–
CNH Equipment Trust, Ser 2019-B, Cl B
2.870%, 11/16/2026	1,050	1,042
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (A)	152	151
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	1,113	1,028
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (A)	515	510
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	305	290
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	181	177
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	1,290	1,242
FREED ABS Trust, Ser 2022-1FP, Cl A
0.940%, 03/19/2029 (A)	34	34

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	$1,267	$1,190
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (A)	535	511
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	475	475
HPS Loan Management, Ser 2021-19, Cl XR
4.958%, ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)(B)	145	145
John Deere Owner Trust, Ser 2022-B, Cl A2
3.730%, 06/16/2025	800	790
KKR CLO 21, Ser 2018-21, Cl A
5.079%, ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)(B)	775	761
KKR CLO, Ser 2017-11, Cl AR
5.259%, ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)(B)	750	736
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (A)	133	129
LCM XXIV, Ser 2021-24A, Cl AR
5.223%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)(B)	973	953
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.278%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)(B)	1,670	1,639
Magnetite VIII, Ser 2018-8A, Cl AR2
5.059%, ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)(B)	678	666
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (A)	24	24
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (A)	145	143
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (A)	691	676
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (A)	269	266
MF1, Ser 2022-FL8, Cl A
4.768%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	750	717
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	2	2
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	185	172
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	352	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	$883	$790
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	423	361
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
5.114%, ICE LIBOR USD 3 Month + 0.920%, 10/18/2030 (A)(B)	1,150	1,129
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (A)	797	759
OCP CLO, Ser 2018-5A, Cl A1R
5.407%, ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)(B)	300	294
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
5.243%, ICE LIBOR USD 3 Month + 1.000%, 03/17/2030 (A)(B)	670	661
OHA Credit Funding 3, Ser 2021-3A, Cl XR
4.843%, ICE LIBOR USD 3 Month + 0.600%, 07/02/2035 (A)(B)	281	281
OZLM VII, Ser 2018-7RA, Cl A1R
5.089%, ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)(B)	704	693
OZLM VIII, Ser 2021-8A, Cl A1R3
5.059%, ICE LIBOR USD 3 Month + 0.980%, 10/17/2029 (A)(B)	672	661
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/2025 (A)	620	605
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (A)	1,240	1,187
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (A)	996	961
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
5.479%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)(B)	1,077	1,068
Sierra Timeshare Receivables Funding LLC, Ser 2018-2A, Cl A
3.500%, 06/20/2035 (A)	141	137
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (A)	260	252
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
5.223%, ICE LIBOR USD 3 Month + 0.980%, 10/20/2030 (A)(B)	750	739
Symphony CLO XIV, Ser 2019-14A, Cl AR
4.961%, ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)(B)	43	43

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Symphony CLO XVIII, Ser 2021-18A, Cl X
5.075%, ICE LIBOR USD 3 Month + 0.750%, 07/23/2033 (A)(B)	$583	$580
Symphony Static CLO I, Ser 2021-1A, Cl A
5.188%, ICE LIBOR USD 3 Month + 0.830%, 10/25/2029 (A)(B)	987	970
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (A)	–	–
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (A)	311	304
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (A)	455	439
Verde CLO, Ser 2021-1A, Cl XR
4.829%, ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)(B)	175	175
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	347	340
Vibrant CLO VI, Ser 2021-6A, Cl AR
4.477%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	650	641
Volvo Financial Equipment LLC Series, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (A)	383	375
Voya CLO, Ser 2017-1A, Cl A1R
5.094%, ICE LIBOR USD 3 Month + 0.900%, 01/18/2029 (A)(B)	608	600
Voya CLO, Ser 2018-2A, Cl A1R
5.292%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	950	932
		44,023

Total Asset-Backed Securities
(Cost $101,619) ($ Thousands)		98,795

MORTGAGE-BACKED SECURITIES — 18.7%
Agency Mortgage-Backed Obligations — 5.6%
FHLMC
5.080%, 10/25/2024	1,800	1,797
4.050%, 07/21/2025 to 08/28/2025	3,540	3,476
4.000%, 12/30/2024 to 02/28/2025	3,420	3,371
2.940%, 11/24/2023	850	833
2.250%, 03/25/2025	2,150	2,047
FHLMC ARM
3.276%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.083%, 02/01/2030(B)	5	5
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	270	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	$196	$191
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	100	96
FHLMC CMO, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	79	78
FHLMC CMO, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	312	309
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	352	343
FHLMC Multifamily Structured Pass-Through Certificates, Ser K035, Cl A2
3.458%, 08/25/2023(B)	2,172	2,146
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	700	668
FNMA
6.000%, 01/01/2027 to 04/01/2040	80	84
5.500%, 12/01/2023 to 12/01/2024	2	2
5.000%, 02/01/2023 to 03/01/2025	–	–
3.000%, 10/01/2030	276	265
FNMA ARM
4.045%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028(B)	–	–
3.151%, ICE LIBOR USD 6 Month + 1.837%, 09/01/2024(B)	5	5
3.053%, ICE LIBOR USD 6 Month + 1.773%, 09/01/2024(B)	2	2
2.465%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029(B)	4	4
2.245%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025(B)	–	–
FNMA CMO, Ser 1993-58, Cl H
5.500%, 04/25/2023	–	–
FNMA CMO, Ser 2001-33, Cl FA
4.466%, ICE LIBOR USD 1 Month + 0.450%, 07/25/2031(B)	4	3
FNMA CMO, Ser 2002-64, Cl FG
4.161%, ICE LIBOR USD 1 Month + 0.250%, 10/18/2032(B)	1	1
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	170	158
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	29	28
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	692	669
FNMA, Ser 2017-M13, Cl FA
3.880%, LIBOR USD 1 Month + 0.400%, 10/25/2024(B)	68	68

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser M2, Cl A3
3.113%, 12/25/2024(B)	$2,267	$2,183
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.645%, 10/25/2046(A)(B)	725	715
FREMF Mortgage Trust, Ser K28, Cl B
3.576%, 06/25/2046(A)(B)	715	710
FREMF Mortgage Trust, Ser K33, Cl B
3.610%, 08/25/2046(A)(B)	1,110	1,087
FREMF Mortgage Trust, Ser K37, Cl B
4.716%, 01/25/2047(A)(B)	125	122
GNMA CMO, Ser 2011-158, Cl CA
3.000%, 10/20/2026	81	81
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	205	200

		22,006
Non-Agency Mortgage-Backed Obligations — 13.1%
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048(A)(B)	3	3
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048(A)(B)	10	10
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049(A)(B)	18	18
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	35	33
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	240	214
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	347	315
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	202	182
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	273	254
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	667	523
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	534	415
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	900	704
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	152	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.942%, 07/25/2035(B)	$36	$32
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.857%, 11/25/2035(B)	6	5
BBCMS Mortgage Trust, Ser 2017-DELC, Cl A
4.850%, LIBOR USD 1 Month + 0.975%, 08/15/2036(A)(B)	595	582
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	459	432
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.933%, 06/25/2035(B)	21	20
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
3.884%, 08/25/2035(B)	44	39
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	262
BFLD Trust, Ser 2020-OBRK, Cl A
5.925%, ICE LIBOR USD 1 Month + 2.050%, 11/15/2028(A)(B)	840	828
BPR Trust, Ser 2021-TY, Cl A
4.925%, ICE LIBOR USD 1 Month + 1.050%, 09/15/2038(A)(B)	1,000	941
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	148	141
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	277	230
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	254	238
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	437	392
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	152	145
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	237	227
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
4.829%, TSFR1M + 1.034%, 10/15/2036(A)(B)	755	742
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
4.989%, TSFR1M + 1.194%, 10/15/2036(A)(B)	977	954

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
4.527%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(A)(B)	$1,025	$981
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
4.575%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	540	517
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
4.825%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2034(A)(B)	1,370	1,303
BX Trust, Ser 2021-LGCY, Cl A
4.381%, ICE LIBOR USD 1 Month + 0.506%, 10/15/2036(A)(B)	1,200	1,133
BX Trust, Ser 2022-LBA6, Cl A
4.794%, TSFR1M + 1.000%, 01/15/2039(A)(B)	670	641
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	681	651
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	96	93
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
4.747%, SOFR30A + 1.200%, 02/25/2050(A)(B)	483	426
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
4.584%, ICE LIBOR USD 1 Month + 0.540%, 02/25/2035(B)	9	8
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057(A)(B)	10	10
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	569	553
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	166	159
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(A)	625	608
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.544%, 09/25/2034(B)	9	8
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
3.160%, 03/25/2036(B)	52	41
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.582%, 02/25/2058(A)(B)	189	180
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	347	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	$56	$54
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	171	151
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	85	79
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	426	347
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	563	457
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	203	178
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	985	801
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	875	705
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	461	375
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	9	9
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	822	667
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(A)(C)	658	604
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	495	384
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	528	468
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	809	658
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	156	138
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	193	160
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	69	61
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	118	93

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	$322	$250
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
4.577%, ICE LIBOR USD 1 Month + 0.701%, 11/15/2038(A)(B)	1,060	1,011
Extended Stay America Trust, Ser ESH, Cl B
5.256%, ICE LIBOR USD 1 Month + 1.380%, 07/15/2038(A)(B)	488	464
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
9.016%, ICE LIBOR USD 1 Month + 5.000%, 11/25/2024(B)	181	183
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
9.916%, ICE LIBOR USD 1 Month + 5.900%, 10/25/2028(B)	385	400
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(A)(C)	117	105
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	672	635
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	399	336
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	503	404
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,373	1,060
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.309%, 11/19/2035(B)	88	73
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	248	237
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
4.525%, TSFR1M + 0.731%, 08/15/2036(A)(B)	70	69
GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059(A)(B)	61	61
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
3.671%, 07/25/2035(B)	100	56
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.984%, 05/25/2037(B)	80	45
Impac CMB Trust, Ser 2004-9, Cl 1A1
4.804%, ICE LIBOR USD 1 Month + 0.760%, 01/25/2035(B)	17	15
Impac CMB Trust, Ser 2005-2, Cl 1A1
4.564%, ICE LIBOR USD 1 Month + 0.520%, 04/25/2035(B)	22	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-3, Cl A1
4.524%, ICE LIBOR USD 1 Month + 0.480%, 08/25/2035(B)	$24	$21
Impac CMB Trust, Ser 2005-5, Cl A1
4.684%, ICE LIBOR USD 1 Month + 0.320%, 08/25/2035(B)	16	15
Impac CMB Trust, Ser 2005-8, Cl 1A
4.564%, ICE LIBOR USD 1 Month + 0.520%, 02/25/2036(B)	51	46
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	704	584
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	451	346
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	451	363
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	182	176
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.960%, 08/25/2035(B)	21	17
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.318%, 05/25/2037(B)	45	39
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
4.794%, ICE LIBOR USD 1 Month + 0.750%, 04/25/2046(A)(B)	181	173
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
4.847%, SOFR30A + 1.300%, 03/25/2051(A)(B)	937	833
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
4.673%, LIBOR USD 1 Month + 0.800%, 05/15/2036(A)(B)	290	286
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	807	803
LSTAR Securities Investment, Ser 2019-4, Cl A1
7.620%, ICE LIBOR USD 1 Month + 3.500%, 05/01/2024(A)(B)	286	277
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.454%, 06/25/2037(B)	56	36
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	105	98
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	108	102

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	$134	$123
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	314	269
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	392	314
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
4.976%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(A)(B)	2,800	2,668
MHP, Ser 2021-STOR, Cl A
4.575%, ICE LIBOR USD 1 Month + 0.700%, 07/15/2038(A)(B)	325	311
MHP, Ser 2022-MHIL, Cl A
4.609%, TSFR1M + 0.815%, 01/15/2027(A)(B)	379	361
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	121	116
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	83	80
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	192	188
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	482	455
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	330	304
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21, Ser C21, Cl ASB
3.150%, 03/15/2048	189	184
Morgan Stanley Capital I Trust 2019-H6, Ser H6, Cl A2
3.228%, 06/15/2052	1,000	963
MortgageIT Trust, Ser 2005-5, Cl A1
4.564%, ICE LIBOR USD 1 Month + 0.520%, 12/25/2035(B)	46	43
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	154	146
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	383	357
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.927%, 09/25/2057(A)(B)	162	152
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	67	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	$298	$267
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	123	112
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	165	143
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	704	584
OBX Trust, Ser 2018-1, Cl A2
4.694%, ICE LIBOR USD 1 Month + 0.650%, 06/25/2057(A)(B)	28	26
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	668	514
Paragon Mortgages, Ser 2006-12A, Cl A2C
4.826%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	74	70
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(C)	251	222
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.553%, 07/27/2037(B)	63	49
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	65	60
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
4.479%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(B)	8	7
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	15	15
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	965	785
SREIT Trust, Ser 2021-MFP, Cl B
4.955%, ICE LIBOR USD 1 Month + 1.080%, 11/15/2038(A)(B)	900	853
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	359	330
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	23	22
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	70	67
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	183	168

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	$581	$464
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	443	360
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	191	187
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	244	240
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	318	301
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
3.512%, ICE LIBOR USD 1 Month + 0.600%, 02/25/2057(A)(B)	192	189
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	89	85
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
5.044%, ICE LIBOR USD 1 Month + 1.000%, 10/25/2059(A)(B)	258	253
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	864	809
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	455	444
TTAN, Ser 2021-MHC, Cl B
4.976%, ICE LIBOR USD 1 Month + 1.100%, 03/15/2038(A)(B)	691	657
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	238	226
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	250	238
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(A)(C)	69	66
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	107	101
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(C)	31	29
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(C)	154	137
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	289	234
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	377	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	$377	$311
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	447	388
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	537	487
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	335	289
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.093%, 03/25/2036(B)	68	61
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	321	310

		51,201
Total Mortgage-Backed Securities
(Cost $79,569) ($ Thousands)		73,207

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bills
3.051%, 07/13/2023 (D)	5,000	4,864
1.616%, 03/23/2023 (D)	3,125	3,084
U.S. Treasury Notes
2.000%, 04/30/2024	4,525	4,363
0.375%, 04/15/2024	11,325	10,689
0.250%, 06/15/2024	4,375	4,096
0.125%, 05/15/2023	15,300	14,995
0.125%, 08/15/2023	1,550	1,500
0.125%, 10/15/2023	5,855	5,623
0.125%, 12/15/2023	4,700	4,481

Total U.S. Treasury Obligations
(Cost $54,434) ($ Thousands)		53,695

MUNICIPAL BONDS — 4.7%
California — 0.9%
Golden State Tobacco Securitization, RB
0.672%, 06/01/2023	1,945	1,905
Los Angeles Community College District, Ser C-2, GO
3.800%, 02/01/2023	1,515	1,512

		3,417

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Ultra Short Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut — 0.2%
State of Connecticut, Ser A, GO
2.000%, 07/01/2023	$790	$778

District of Columbia — 0.2%
District of Columbia Water & Sewer Authority, Sub-Ser D-SUBORDINATE, RB
1.672%, 10/01/2023	565	550

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	141

Massachusetts — 0.3%
Massachusetts School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	1,345	1,311

New York — 2.3%
City of New York New York, Ser D-2, GO
1.150%, 03/01/2023	1,380	1,369
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,390	2,337
New York City Housing Development, RB
2.324%, 01/01/2023	1,410	1,407
New York City Transitional Finance Authority Building Aid Revenue, Sub-Ser S-1B, RB
0.380%, 07/15/2023	2,865	2,786
New York State Dormitory Authority, RB
0.267%, 03/15/2023	910	898

		8,797

South Carolina — 0.6%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	2,470	2,435

Virginia — 0.2%
Virginia College Building Authority, RB
2.660%, 02/01/2023	835	832

Total Municipal Bonds
(Cost $18,590) ($ Thousands)		18,261

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FNMA
3.875%, 08/28/2024	$2,225	$2,189

Total U.S. Government Agency Obligation
(Cost $2,225) ($ Thousands)		2,189

	Shares
CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	174,010	174

Total Cash Equivalent
(Cost $174) ($ Thousands)		174

	Face Amount (Thousands)
REPURCHASE AGREEMENT — 0.2%
BNP Paribas
3.810%, dated 11/30/2022, to be repurchased on 12/01/2022, repurchase price $900,096 (collateralized by various U.S. Government Agencies), 2.000% - 5.000%, 12/20/2050 – 10/01/2052, par value $2,000 – 824,068; with total market value of $918,000) (E)	$900	900
Total Repurchase Agreement
(Cost $900) ($ Thousands)		900

Total Investments in Securities — 99.8%
(Cost $404,717) ($ Thousands)		$391,037

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Short Contracts
U.S. 5-Year Treasury Note	(1)	Mar-2023	$(108)	$(109)	$(1)
U.S. 10-Year Treasury Note	(42)	Mar-2023	(4,730)	(4,767)	(37)
			$(4,838)	$(4,876)	$(38)

Percentages are based on Net Assets of $391,965 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $158,199 ($ Thousands), representing 40.4% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	143,816	–	143,816
Asset-Backed Securities	–	98,795	–	98,795
Mortgage-Backed Securities	–	73,207	–	73,207
U.S. Treasury Obligations	4,363	49,332	–	53,695
Municipal Bonds	–	18,261	–	18,261
U.S. Government Agency Obligation	–	2,189	–	2,189
Cash Equivalent	174	–	–	174
Repurchase Agreement	–	900	–	900
Total Investments in Securities	4,537	386,500	–	391,037

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(38)	–	–	(38)
Total Other Financial Instruments	(38)	–	–	(38)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$693	$117,250	$(117,769)	$—	$—	$174	$21	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.5%
Angola — 1.4%
Angola Via Avenir II BV MTN
10.447%, ICE LIBOR USD 6 Month + 7.500%, 07/01/2023 (A)		$3,312	$3,295
Angolan Government International Bond
9.500%, 11/12/2025		665	678
9.375%, 05/08/2048		5,113	4,260
9.375%, 05/08/2048 (B)		590	492
8.750%, 04/14/2032 (B)		4,321	3,885
8.750%, 04/14/2032		3,517	3,162
8.250%, 05/09/2028		1,796	1,664
8.250%, 05/09/2028 (B)		364	337
Angolan Government International Bond MTN
9.125%, 11/26/2049 (B)		767	631
9.125%, 11/26/2049		572	471
8.000%, 11/26/2029		2,572	2,330
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		4,351	3,948
			25,153

Argentina — 1.0%
Argentine Republic Government International Bond
3.500%, 07/09/2041 (C)		13,925	3,775
1.500%, 07/09/2035 (C)		37,577	8,784
1.000%, 07/09/2029		1,627	412
0.500%, 07/09/2029	EUR	13	3
0.500%, 07/09/2030 (C)		$17,682	4,535
0.125%, 07/09/2030	EUR	407	84
Provincia de Buenos Aires MTN
3.000%, 09/01/2037 (C)		977	197
Provincia de Cordoba
6.875%, 12/10/2025 (B)(C)		$721	577
Rio Energy
6.875%, 02/01/2025 (B)		372	242
			18,609

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		$250	$200
3.600%, 02/02/2031		1,247	951
			1,151

Azerbaijan — 1.1%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		2,509	2,360
3.500%, 09/01/2032		1,560	1,302
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (B)		1,774	1,814
6.875%, 03/24/2026		8,329	8,516
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		4,011	4,058
6.950%, 03/18/2030		540	546
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		1,100	1,094
4.750%, 03/13/2023		229	228
			19,918

Bahamas — 0.1%
Bahamas Government International Bond
6.000%, 11/21/2028		1,370	1,014

Bahrain — 0.5%
Bahrain Government International Bond
5.450%, 09/16/2032		5,975	5,241
Bahrain Government International Bond MTN
4.250%, 01/25/2028		1,054	962
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (B)		1,359	1,212
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (B)		810	828
8.375%, 11/07/2028		600	613
7.625%, 11/07/2024 (B)		304	306
			9,162

Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2038		94	49

Benin — 0.2%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	86
4.950%, 01/22/2035		1,801	1,340
4.875%, 01/19/2032 (B)		3,509	2,805
4.875%, 01/19/2032		156	125
			4,356

Bermuda — 0.3%
Bermuda Government International Bond
5.000%, 07/15/2032 (B)		$1,192	1,147

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.000%, 07/15/2032		$592	$570
4.750%, 02/15/2029		2,968	2,879
3.717%, 01/25/2027		1,048	991
2.375%, 08/20/2030		306	249
			5,836

Brazil — 7.5%
Braskem Netherlands Finance BV
5.875%, 01/31/2050 (B)		2,007	1,570
Brazil Letras do Tesouro Nacional
11.710%, 01/01/2025 (D)	BRL	51,000	7,500
7.620%, 07/01/2023 (D)		58,723	10,351
7.520%, 01/01/2024 (D)		68,174	11,264
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		$321	319
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028 (E)		1,296	1,250
5.333%, 02/15/2028		994	958
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	326
6.000%, 08/15/2050		623	468
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		74,831	14,193
10.000%, 01/01/2025		83,036	14,965
10.000%, 01/01/2027		108,178	18,889
10.000%, 01/01/2029		101,672	17,198
10.000%, 01/01/2031		36,818	6,086
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	294
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		6,164	1,046
Brazilian Government International Bond
5.625%, 01/07/2041		$523	453
5.625%, 02/21/2047		2,318	1,910
5.000%, 01/27/2045		3,758	2,904
4.750%, 01/14/2050		11,031	8,020
3.875%, 06/12/2030		538	469
3.750%, 09/12/2031		2,871	2,440
2.875%, 06/06/2025		4,074	3,838
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (B)		232	202
CSN Inova Ventures
6.750%, 01/28/2028 (B)		800	760
CSN Resources
4.625%, 06/10/2031 (B)		804	622
Gol Finance
7.000%, 01/31/2025 (B)		1,240	527
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (B)		866	719
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (B)		1,867	1,546
7.250%, 06/30/2031		420	348

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Minerva Luxembourg
4.375%, 03/18/2031 (B)		$462	$379
MV24 Capital BV
6.748%, 06/01/2034 (B)		571	506
Nexa Resources
5.375%, 05/04/2027 (B)		4,041	3,759
Suzano Austria GmbH (B)
7.000%, 03/16/2047		572	566
6.000%, 01/15/2029		406	403
5.000%, 01/15/2030		687	639
			137,687

Cameroon — 0.0%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	823	623

Cayman Islands — 0.1%
Neon Capital MTN
2.216%, 01/06/2028 (A)	JPY	314,610	1,923

Chile — 2.5%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (B)		$353	259
ATP Tower Holdings LLC
4.050%, 04/27/2026 (B)	CLP	381	330
Banco de Credito e Inversiones
3.500%, 10/12/2027 (B)		$1,691	1,545
Bonos de la Tesoreria de la Republica
1.900%, 09/01/2030	CLP	873,412	991
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (B)		8,618,194	10,914
6.000%, 01/01/2043		570,000	681
5.000%, 10/01/2028 (B)		1,565,000	1,716
5.000%, 03/01/2035		690,000	744
4.700%, 09/01/2030 (B)		4,555,000	4,914
4.500%, 03/01/2026		3,110,000	3,369
2.800%, 10/01/2033 (B)		625,000	555
Cencosud
4.375%, 07/17/2027 (B)		$2,283	2,129
Chile Government International Bond
4.000%, 01/31/2052		625	493
3.625%, 10/30/2042		1,368	1,053
3.500%, 01/31/2034		336	292
3.250%, 09/21/2071		1,690	1,067
3.100%, 05/07/2041		1,537	1,119
3.100%, 01/22/2061		730	468
2.750%, 01/31/2027		1,595	1,475
2.550%, 07/27/2033		8,746	6,974
2.450%, 01/31/2031 (E)		473	399
1.875%, 05/27/2030	EUR	230	207
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$500	328

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.068%, 08/18/2050		$300	$183
Empresa Nacional del Petroleo
4.500%, 09/14/2047		350	245
3.450%, 09/16/2031 (B)		504	421
Nacional del Cobre de Chile
3.750%, 01/15/2031 (B)		234	213
3.700%, 01/30/2050 (B)		669	499
3.150%, 01/14/2030		750	669
3.000%, 09/30/2029		1,050	932
3.000%, 09/30/2029 (B)		390	346
			45,530

China — 2.9%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	128
Blossom Joy
3.100% (A)(F)		243	224
China Government Bond
3.810%, 09/14/2050	CNY	8,700	1,326
3.720%, 04/12/2051		3,800	567
3.530%, 10/18/2051		16,870	2,441
3.280%, 12/03/2027		34,540	4,980
3.270%, 11/19/2030		32,100	4,653
3.020%, 10/22/2025		54,100	7,709
3.010%, 05/13/2028		2,000	283
2.910%, 10/14/2028		5,000	705
2.890%, 11/18/2031		63,680	8,905
2.800%, 03/24/2029		4,700	658
2.750%, 06/15/2029		5,000	695
2.690%, 08/12/2026		6,000	843
2.620%, 09/25/2029		4,000	551
2.600%, 09/01/2032		5,500	750
2.240%, 05/25/2025		4,000	558
China Government International Bond
3.250%, 10/19/2023		$2,175	2,152
1.250%, 10/26/2026 (B)		2,160	1,956
0.550%, 10/21/2025		1,465	1,313
0.400%, 10/21/2023		3,830	3,696
Chinalco Capital Holdings
2.125%, 06/03/2026		632	571
Chinalco Capital Holdings Ltd
4.100% (A)(F)		307	294
CNAC HK Finbridge
4.125%, 07/19/2027		261	238
CNAC HK Finbridge Co Ltd
5.125%, 03/14/2028		361	341
Dianjian Haiyu Ltd
4.300% (A)(F)		205	199
Dianjian International Finance Ltd
4.600% (A)(F)		448	446
ENN Clean Energy International Investment
3.375%, 05/12/2026 (B)		308	263

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Leader Goal International MTN
4.250% (A)(F)		$263	$262
Meituan
3.050%, 10/28/2030		238	179
Minmetals Bounteous Finance BVI
3.375% (A)(F)		1,080	1,032
Powerchina Roadbridge Group British Virgin Islands
3.080% (A)(F)		423	380
Prosus NV MTN
3.061%, 07/13/2031 (B)	CNY	1,409	1,052
Shimao Group Holdings
5.600%, 07/15/2026		$2,542	247
5.200%, 01/30/2025		2,111	190
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031		460	383
Tencent Holdings MTN
3.240%, 06/03/2050 (B)		620	399
Wanda Properties International
7.250%, 01/29/2024		1,217	973
Wanda Properties Overseas
6.875%, 07/23/2023		244	214
			52,756

Colombia — 5.0%
AI Candelaria Spain (B)
7.500%, 12/15/2028 (E)		570	532
5.750%, 06/15/2033		1,280	941
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,442
9.850%, 06/28/2027		994,000	181
8.125%, 05/21/2024		$288	294
8.000%, 04/20/2033		7,296	7,209
6.125%, 01/18/2041		5,764	4,513
5.625%, 02/26/2044		1,555	1,107
5.200%, 05/15/2049		4,851	3,209
5.000%, 06/15/2045		4,862	3,208
4.500%, 03/15/2029		3,277	2,791
4.375%, 03/21/2023	COP	4,586,000	927
4.125%, 02/22/2042		$6,009	3,686
3.875%, 02/15/2061		1,115	606
3.250%, 04/22/2032		4,299	3,062
3.125%, 04/15/2031		1,746	1,274
3.000%, 01/30/2030		4,250	3,195
Colombian TES
10.000%, 07/24/2024	COP	11,649,300	2,350
9.250%, 05/28/2042		14,241,200	2,132
7.750%, 09/18/2030		7,800,300	1,210
7.500%, 08/26/2026		48,073,200	8,476
7.250%, 10/18/2034		33,115,200	4,500
7.250%, 10/26/2050		6,253,600	735
7.000%, 03/26/2031		46,005,300	6,655
7.000%, 03/26/2031		1,757,100	254

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 06/30/2032	COP	34,716,600	$4,852
6.250%, 11/26/2025		13,845,700	2,445
6.250%, 07/09/2036		9,621,900	1,146
6.000%, 04/28/2028		22,723,100	3,492
5.750%, 11/03/2027		45,770,200	7,130
2.250%, 04/18/2029		1,309,400	740
Ecopetrol
6.875%, 04/29/2030		$686	614
5.875%, 11/02/2051		504	334
Empresas Publicas de Medellin ESP (B)
8.375%, 11/08/2027	COP	4,600,000	706
7.625%, 09/10/2024		2,224,000	413
7.625%, 09/10/2024		1,827,000	339
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (B)		1,408,000	259
7.875%, 08/12/2024		1,095,000	201
Geopark
5.500%, 01/17/2027 (B)(E)		$1,438	1,260
Gran Tierra Energy
7.750%, 05/23/2027 (B)		390	314
Grupo Aval
4.375%, 02/04/2030 (B)		1,083	840
Millicom International Cellular
5.125%, 01/15/2028 (B)		733	662
Promigas ESP
3.750%, 10/16/2029		1,073	850
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (B)		1,819	1,357
			92,443

Costa Rica — 0.2%
Costa Rica Government International Bond
7.000%, 04/04/2044		2,097	1,953
7.000%, 04/04/2044		780	727
6.125%, 02/19/2031		1,141	1,102
			3,782

Côte d'Ivoire — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	2,734	2,147
6.625%, 03/22/2048 (B)		1,859	1,371
6.625%, 03/22/2048		1,137	839
6.625%, 03/22/2048		4,364	3,218
6.125%, 06/15/2033		$200	178
5.875%, 10/17/2031 (B)	EUR	198	170
5.750%, 12/31/2032 (C)		$27	26
5.250%, 03/22/2030	EUR	2,321	2,011
4.875%, 01/30/2032		520	420
			10,380

Czech Republic — 0.3%
Czech Republic Government Bond
5.500%, 12/12/2028	CZK	15,080	658
5.000%, 09/30/2030		39,190	1,693

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.950%, 07/30/2037	CZK	8,240	$246
1.750%, 06/23/2032		39,200	1,282
1.500%, 04/24/2040		49,440	1,288
			5,167

Czechia — 1.3%
Czech Republic Government Bond
4.200%, 12/04/2036		12,390	495
2.750%, 07/23/2029		117,630	4,378
2.500%, 08/25/2028		193,090	7,209
2.400%, 09/17/2025		18,270	715
2.000%, 10/13/2033		96,670	3,136
1.200%, 03/13/2031		38,160	1,222
1.000%, 06/26/2026		77,590	2,850
0.950%, 05/15/2030		47,180	1,519
0.250%, 02/10/2027		29,920	1,039
0.050%, 11/29/2029		62,880	1,909
			24,472

Dominican Republic — 1.4%
Dominican Republic International Bond
9.750%, 06/05/2026	DOP	24,700	431
7.450%, 04/30/2044		$2,024	1,890
7.450%, 04/30/2044 (B)		587	548
6.850%, 01/27/2045		2,518	2,181
6.500%, 02/15/2048		6,323	5,213
6.400%, 06/05/2049		1,762	1,430
6.000%, 02/22/2033		6,867	6,172
6.000%, 02/22/2033 (B)		434	390
5.875%, 01/30/2060		3,748	2,778
5.300%, 01/21/2041		4,049	3,085
4.500%, 01/30/2030		2,594	2,196
			26,314

Ecuador — 1.1%
Ecuador Government International Bond
9.388%, 07/31/2030 (D)		100	37
7.262%, 07/31/2030 (B)(D)		2,261	832
5.500%, 07/31/2030 (B)(C)		3,818	2,321
5.500%, 07/31/2030 (C)		1,229	747
2.500%, 07/31/2035 (C)		17,844	7,823
2.500%, 07/31/2035 (B)(C)		10,962	4,806
1.500%, 07/31/2040 (B)(C)		6,670	2,666
1.500%, 07/31/2040 (C)		746	298
			19,530

Egypt — 2.1%
Egypt Government Bond
16.100%, 05/07/2029	EGP	21,345	762
14.664%, 10/06/2030		7,247	238
14.556%, 10/13/2027		17,572	608
14.382%, 01/12/2031		5,367	173
14.292%, 01/05/2028		28,937	986

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Egypt Government International Bond
8.875%, 05/29/2050		$3,870	$2,653
8.875%, 05/29/2050 (B)		1,808	1,240
8.700%, 03/01/2049		1,710	1,157
8.700%, 03/01/2049 (B)		724	490
7.903%, 02/21/2048		1,572	1,013
7.903%, 02/21/2048 (B)		1,140	735
7.625%, 05/29/2032 (B)		2,905	2,185
7.625%, 05/29/2032		4,519	3,400
6.588%, 02/21/2028 (B)		1,448	1,186
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,294	3,532
8.500%, 01/31/2047 (B)		1,389	927
8.150%, 11/20/2059		874	581
7.600%, 03/01/2029 (B)		910	746
7.600%, 03/01/2029		1,133	929
7.500%, 02/16/2061 (B)		110	70
7.300%, 09/30/2033		3,965	2,875
7.300%, 09/30/2033 (B)		2,441	1,770
7.053%, 01/15/2032 (B)		1,551	1,149
6.375%, 04/11/2031 (B)	EUR	1,498	1,088
6.375%, 04/11/2031		2,820	2,048
5.875%, 02/16/2031		$1,314	928
5.800%, 09/30/2027 (B)		740	610
5.800%, 09/30/2027		1,230	1,014
5.625%, 04/16/2030	EUR	1,081	787
4.750%, 04/11/2025 (B)		325	299
4.750%, 04/11/2025		633	582
4.750%, 04/16/2026		2,310	1,982
			38,743

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$10,273	4,238
8.625%, 02/28/2029		2,396	1,018
8.250%, 04/10/2032		141	59
7.625%, 02/01/2041		1,185	435
7.625%, 02/01/2041 (B)		755	277
7.125%, 01/20/2050		328	120
6.375%, 01/18/2027 (B)		1,014	423
5.875%, 01/30/2025		2,784	1,740
			8,310

Ethiopia — 0.0%
Ethiopia International Bond
6.625%, 12/11/2024		431	266
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (B)		692	428
			694

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (B)		1,542	1,275
6.625%, 02/06/2031		366	301

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.375%, 12/12/2024 (B)		$699	$654
			2,230

Georgia — 0.0%
Georgia Government International Bond
2.750%, 04/22/2026		580	517
Georgian Railway JSC
4.000%, 06/17/2028 (B)		305	252
			769

Ghana — 0.7%
Ghana Government International Bond
10.750%, 10/14/2030		6,626	4,602
10.750%, 10/14/2030 (B)		822	571
8.950%, 03/26/2051 (B)		492	165
8.950%, 03/26/2051		200	67
8.875%, 05/07/2042		1,946	665
8.875%, 05/07/2042 (B)		1,286	439
8.750%, 03/11/2061		1,039	340
8.750%, 03/11/2061 (B)		567	186
8.625%, 04/07/2034		4,002	1,411
7.875%, 02/11/2035		2,047	709
7.750%, 04/07/2029		1,321	489
7.625%, 05/16/2029		3,054	1,130
Republic of Ghana Government Bonds
20.750%, 03/06/2023	GHS	2,770	187
19.250%, 12/18/2023		5,730	340
Tullow Oil (B)
10.250%, 05/15/2026		$506	434
7.000%, 03/01/2025		1,747	1,197
			12,932

Guatemala — 0.5%
CT Trust
5.125%, 02/03/2032 (B)(E)		1,444	1,251
Guatemala Government Bond
6.125%, 06/01/2050 (E)		370	340
5.375%, 04/24/2032		810	791
5.250%, 08/10/2029		1,951	1,870
4.900%, 06/01/2030		1,511	1,422
4.650%, 10/07/2041		1,024	805
4.500%, 05/03/2026		941	903
3.700%, 10/07/2033		1,055	862
3.700%, 10/07/2033 (B)		320	261
			8,505

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		1,291	1,102
5.625%, 06/24/2030		2,043	1,548
			2,650

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		$1,026	$742

Hungary — 0.9%
Hungary Government Bond
4.750%, 11/24/2032	HUF	1,028,690	1,977
4.500%, 03/23/2028		1,072,420	2,215
4.500%, 05/27/2032		533,850	1,015
3.000%, 10/27/2038		697,320	977
Hungary Government International Bond
5.250%, 06/16/2029 (B)		$545	524
4.250%, 06/16/2031	EUR	1,088	1,020
3.125%, 09/21/2051		$5,704	3,424
3.125%, 09/21/2051 (B)		584	351
2.125%, 09/22/2031		2,549	1,908
2.125%, 09/22/2031 (B)		1,200	898
1.750%, 06/05/2035	EUR	2,232	1,551
1.500%, 11/17/2050		800	414
			16,274

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030 (B)		$720	537
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,179	1,032
2.250%, 01/13/2031		1,052	838
Greenko Power II
4.300%, 12/13/2028		710	611
Network i2i
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(B)(F)		290	272
Power Finance MTN
3.950%, 04/23/2030 (B)		786	691
Reliance Industries (B)
3.625%, 01/12/2052		986	669
2.875%, 01/12/2032		1,175	979
UPL
4.625%, 06/16/2030		1,087	870
Vedanta Resources
7.125%, 05/31/2023		300	280
Vedanta Resources Finance II
13.875%, 01/21/2024 (B)		403	345
8.950%, 03/11/2025		760	502
			7,626

Indonesia — 6.1%
Freeport Indonesia
6.200%, 04/14/2052 (B)		949	826
Freeport Indonesia MTN
5.315%, 04/14/2032 (B)		1,605	1,485
5.315%, 04/14/2032		929	859

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		$345	$318
5.800%, 05/15/2050 (B)		1,683	1,373
5.710%, 11/15/2023 (B)		866	865
Indonesia Government International Bond
8.500%, 10/12/2035		2,310	2,896
8.500%, 10/12/2035		400	501
4.750%, 02/11/2029		534	532
4.650%, 09/20/2032		2,109	2,071
4.150%, 09/20/2027		533	520
3.550%, 03/31/2032		862	778
3.500%, 01/11/2028		2,736	2,584
3.050%, 03/12/2051		1,640	1,164
2.850%, 02/14/2030		4,270	3,830
2.150%, 07/28/2031		2,517	2,067
1.400%, 10/30/2031	EUR	1,430	1,132
1.300%, 03/23/2034		1,087	804
1.100%, 03/12/2033		1,000	746
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,928	3,858
5.125%, 01/15/2045		458	440
4.625%, 04/15/2043		1,019	925
3.750%, 06/14/2028	EUR	712	711
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	53,386,000	3,757
8.750%, 05/15/2031		81,954,000	5,809
8.375%, 03/15/2024		58,925,000	3,852
8.375%, 03/15/2034		27,425,000	1,916
8.375%, 04/15/2039		69,773,000	4,890
8.250%, 05/15/2029		94,670,000	6,439
8.250%, 05/15/2036		108,493,000	7,517
8.125%, 05/15/2024		121,545,000	7,946
7.500%, 08/15/2032		30,597,000	2,011
7.500%, 06/15/2035		54,500,000	3,577
7.500%, 05/15/2038		26,201,000	1,716
7.500%, 04/15/2040		44,557,000	2,893
7.125%, 06/15/2042		26,417,000	1,678
7.125%, 06/15/2043		2,000,000	126
7.000%, 05/15/2027		27,100,000	1,746
7.000%, 09/15/2030		25,941,000	1,659
7.000%, 02/15/2033		21,655,000	1,377
6.625%, 05/15/2033		16,461,000	1,014
6.500%, 06/15/2025		12,559,000	800
6.500%, 02/15/2031		18,400,000	1,138
6.375%, 08/15/2028		64,017,000	4,004
6.375%, 04/15/2032		99,938,000	6,095
6.375%, 07/15/2037		2,200,000	133
5.125%, 04/15/2027		26,605,000	1,608
Medco Bell Pte
6.375%, 01/30/2027 (B)		$626	556

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Minejesa Capital BV (B)
5.625%, 08/10/2037		$1,448	$1,114
4.625%, 08/10/2030		582	506
Pertamina Persero MTN
3.650%, 07/30/2029 (B)		985	898
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (B)	EUR	1,143	842
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$1,070	987
5.250%, 10/24/2042		1,097	963
5.250%, 05/15/2047		710	584
4.375%, 02/05/2050 (B)		355	258
3.375%, 02/05/2030		206	174
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (B)		1,015	936
			112,804

Iraq — 0.2%
Iraq Government International Bond
5.800%, 01/15/2028		1,391	1,247
Iraq International Bond
5.800%, 01/15/2028		2,502	2,243
			3,490

Israel — 0.6%
Bank Leumi Le-Israel
3.275%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)(B)		592	526
Israel Government Bond - Fixed
1.300%, 04/30/2032	ILS	32,091	7,872
Israel Government International Bond
4.500%, 04/03/2120		$1,737	1,478
Leviathan Bond
6.750%, 06/30/2030 (B)		550	519
State of Israel
3.800%, 05/13/2060		269	211
			10,606

Jordan — 0.2%
Jordan Government International Bond
7.750%, 01/15/2028 (B)		1,431	1,469
7.375%, 10/10/2047		1,120	937
7.375%, 10/10/2047 (B)		62	52
5.850%, 07/07/2030 (B)		850	756
5.850%, 07/07/2030		731	651
			3,865

Kazakhstan — 1.4%
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022		880	879

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.950%, 05/06/2031		$1,539	$1,217
2.950%, 05/06/2031 (B)		723	572
Kazakhstan Government International Bond
4.875%, 10/14/2044		3,164	2,816
4.875%, 10/14/2044 (B)		1,180	1,050
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045 (B)		3,184	3,302
1.500%, 09/30/2034	EUR	1,975	1,444
KazMunayGas National JSC
6.375%, 10/24/2048 (B)		$1,057	846
6.375%, 10/24/2048		350	280
5.750%, 04/19/2047 (B)		3,294	2,483
5.375%, 04/24/2030		1,549	1,386
5.375%, 04/24/2030 (B)		1,295	1,159
5.375%, 04/24/2030		4,475	4,005
3.500%, 04/14/2033		2,609	1,924
3.500%, 04/14/2033 (B)		384	283
KazTransGas JSC
4.375%, 09/26/2027 (B)		1,219	1,087
4.375%, 09/26/2027		108	96
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)		630	441
			25,270

Kenya — 0.4%
Republic of Kenya Government International Bond
8.250%, 02/28/2048		1,237	972
8.000%, 05/22/2032		2,345	2,047
8.000%, 05/22/2032 (B)		437	381
7.000%, 05/22/2027		2,729	2,455
7.000%, 05/22/2027 (B)		423	381
6.875%, 06/24/2024 (B)		1,005	935
6.300%, 01/23/2034		768	604
			7,775

Kuwait — 0.1%
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (B)		250	247
NBK SPC
1.625%, U.S. SOFR + 1.050%, 09/15/2027 (A)(B)		1,000	867
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(B)(F)		693	629
			1,743

Lebanon — 0.3%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		11,222	651
8.200%, 05/17/2033 (G)		3,557	205
6.850%, 03/23/2027 (G)		1,116	65
6.750%, 11/29/2027 (G)		3,188	185

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.650%, 04/22/2024 (G)		$2,000	$117
6.000%, 01/27/2023 (G)		738	43
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)		23,098	1,391
7.000%, 03/20/2028 (G)		2,671	153
6.850%, 05/25/2029 (G)		2,941	172
6.650%, 11/03/2028 (G)		2,959	172
6.650%, 02/26/2030 (G)		2,063	119
6.600%, 11/27/2026 (G)		2,218	128
6.400%, 05/26/2023 (G)		2,645	158
6.375%, 03/09/2020 (G)		8,235	491
6.250%, 05/27/2022 (G)		409	25
6.150%, 06/19/2020 (G)		8,161	477
6.100%, 10/04/2022 (G)		5,652	337
6.100%, 10/04/2022 (G)		3,411	204
5.800%, 04/14/2020 (G)		10,239	609
			5,702

Macao — 0.0%
Studio City Finance (B)
6.500%, 01/15/2028		507	380
6.000%, 07/15/2025		119	99
			479

Malaysia — 6.2%
1MDB Global Investments
4.400%, 03/09/2023		7,000	6,863
1MDB Global Investments Ltd
4.400%, 03/09/2023		6,600	6,471
Malaysia Government Bond
5.248%, 09/15/2028	MYR	4,975	1,184
4.935%, 09/30/2043		1,200	284
4.921%, 07/06/2048		3,873	912
4.762%, 04/07/2037		2,775	650
4.736%, 03/15/2046		1,052	242
4.696%, 10/15/2042		4,200	973
4.504%, 04/30/2029		5,000	1,151
4.392%, 04/15/2026		5,125	1,169
4.254%, 05/31/2035		18,929	4,203
4.232%, 06/30/2031		2,000	449
4.181%, 07/15/2024		847	192
4.065%, 06/15/2050		3,800	788
4.059%, 09/30/2024		17,428	3,953
3.955%, 09/15/2025		50,137	11,292
3.906%, 07/15/2026		26,876	6,037
3.900%, 11/30/2026		9,147	2,052
3.899%, 11/16/2027		18,402	4,122
3.885%, 08/15/2029		16,087	3,566
3.882%, 03/14/2025		32,521	7,321
3.828%, 07/05/2034		44,271	9,465
3.800%, 08/17/2023		29,952	6,771
3.757%, 05/22/2040		30,517	6,273

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.733%, 06/15/2028	MYR	29,774	$6,593
3.582%, 07/15/2032		4,963	1,068
3.502%, 05/31/2027		9,500	2,093
3.478%, 06/14/2024		4,040	908
2.632%, 04/15/2031		33,141	6,639
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	455
4.119%, 11/30/2034		5,418	1,202
4.070%, 09/30/2026		14,000	3,157
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,770	1,517
Petronas Capital MTN
4.550%, 04/21/2050		1,931	1,760
3.500%, 04/21/2030		1,424	1,307
2.480%, 01/28/2032		2,459	2,040
			115,122

Mexico — 9.2%
Alpek
4.250%, 09/18/2029 (B)		946	860
America Movil
7.125%, 12/09/2024	MXN	23,310	1,116
Banco Mercantil del Norte (B)(F)
7.500%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470% (A)		$623	545
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967% (A)		1,569	1,509
Banco Nacional de Comercio Exterior SNC
2.720%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (A)(B)		1,777	1,502
Cemex (B)
5.450%, 11/19/2029 (E)		622	572
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (A)(F)		277	244
3.875%, 07/11/2031		782	636
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,421
6.264%, 02/15/2052 (B)		$925	725
5.750%, 02/14/2042 (B)		570	457
4.750%, 02/23/2027 (B)		364	337
4.688%, 05/15/2029 (B)		2,843	2,482
3.875%, 07/26/2033		800	594
3.348%, 02/09/2031 (B)		605	465
FEL Energy VI Sarl
5.750%, 12/01/2040 (B)		275	226
Mexican Bonos
10.000%, 12/05/2024	MXN	112,293	5,763
8.500%, 05/31/2029		134,383	6,651
8.500%, 11/18/2038		159,773	7,662
8.000%, 11/07/2047		91,207	4,129
7.750%, 05/29/2031		401,385	18,830

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.750%, 11/13/2042	MXN	151,894	$6,700
7.500%, 06/03/2027		276,350	13,273
6.750%, 03/09/2023		7,952	407
5.750%, 03/05/2026		47,634	2,193
5.750%, 03/05/2026		19,946	918
5.000%, 03/06/2025		27,545	1,274
Mexican Udibonos
4.500%, 12/04/2025		211,022	10,788
4.000%, 11/30/2028		141,396	7,135
3.500%, 11/16/2023		129,146	6,515
Mexico City Airport Trust
5.500%, 07/31/2047 (B)		$1,068	799
Mexico Government International Bond
4.875%, 05/19/2033		2,412	2,265
4.600%, 02/10/2048		578	465
3.771%, 05/24/2061		6,194	4,173
3.750%, 04/19/2071		1,104	726
3.500%, 02/12/2034		216	179
2.659%, 05/24/2031		4,193	3,466
2.375%, 02/11/2030	EUR	1,170	1,078
2.250%, 08/12/2036		608	454
Mexico Government International Bond MTN
6.050%, 01/11/2040		$859	862
5.750%, 10/12/2110		4,200	3,628
Minera Mexico
4.500%, 01/26/2050 (B)		870	674
Petroleos Mexicanos
7.690%, 01/23/2050 (B)		2,359	1,623
7.690%, 01/23/2050		11,775	8,103
6.950%, 01/28/2060		520	332
6.840%, 01/23/2030 (B)		534	438
6.700%, 02/16/2032		13,060	10,098
6.625%, 06/15/2035		5,820	4,106
6.625%, 06/15/2038		205	137
6.500%, 01/23/2029		1,623	1,364
6.500%, 01/23/2029 (B)		1,111	934
6.500%, 06/02/2041		646	413
6.375%, 01/23/2045		1,020	626
5.950%, 01/28/2031		1,757	1,316
5.950%, 01/28/2031 (B)		727	544
5.350%, 02/12/2028 (B)		576	481
Petroleos Mexicanos MTN
8.750%, 06/02/2029 (B)		2,987	2,772
6.750%, 09/21/2047		4,253	2,700
6.750%, 09/21/2047		440	279
Poinsettia Finance
6.625%, 06/17/2031		7,890	6,785
United Mexican States MTN
5.550%, 01/21/2045 (E)		676	630
			169,379

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mongolia — 0.4%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (B)	$1,149	$999
Mongolia Government International Bond
5.125%, 04/07/2026	846	681
4.450%, 07/07/2031	200	142
3.500%, 07/07/2027	2,155	1,573
Mongolia Government International Bond MTN
8.750%, 03/09/2024	3,246	3,035
		6,430

Morocco — 0.1%
Morocco Government International Bond
5.500%, 12/11/2042	260	222
4.000%, 12/15/2050	1,029	703
3.000%, 12/15/2032	1,342	1,063
		1,988

Mozambique — 0.0%
Mozambique International Bond
5.000%, 09/15/2031 (C)	400	302
5.000%, 09/15/2031 (B)(C)	355	268
		570

Nigeria — 0.8%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (B)	399	329
Nigeria Government International Bond
9.248%, 01/21/2049	524	402
8.747%, 01/21/2031	303	252
7.875%, 02/16/2032	1,402	1,074
7.696%, 02/23/2038 (B)	852	596
Nigeria Government International Bond MTN
8.375%, 03/24/2029	2,665	2,214
8.375%, 03/24/2029 (B)	1,807	1,502
8.250%, 09/28/2051 (B)	4,229	2,897
7.625%, 11/28/2047 (B)	2,530	1,679
7.375%, 09/28/2033 (B)	1,342	980
7.375%, 09/28/2033	4,606	3,364
		15,289

Oman — 0.8%
Oman Government International Bond
7.000%, 01/25/2051	1,917	1,788
6.750%, 10/28/2027	4,931	5,090
6.750%, 01/17/2048	5,257	4,810
6.500%, 03/08/2047	300	267
6.250%, 01/25/2031	2,179	2,170
		14,125

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025 (B)	335	153

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875%, 03/31/2036	$285	$104
6.875%, 12/05/2027 (B)	1,073	429
6.875%, 12/05/2027	854	342
Pakistan Government International Bond MTN
8.875%, 04/08/2051	470	173
7.375%, 04/08/2031	4,305	1,593
6.000%, 04/08/2026 (B)	3,716	1,542
		4,336

Panama — 1.6%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (B)	469	350
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)	639	534
Banco Nacional de Panama
2.500%, 08/11/2030 (B)	1,160	897
Empresa de Transmision Electrica
5.125%, 05/02/2049 (B)	873	672
Panama Bonos del Tesoro
3.362%, 06/30/2031	2,115	1,728
Panama Government International Bond
9.375%, 04/01/2029	870	1,038
8.125%, 04/28/2034	699	846
6.700%, 01/26/2036	1,180	1,246
6.400%, 02/14/2035	4,313	4,486
4.500%, 04/16/2050	3,641	2,789
4.500%, 04/01/2056	3,644	2,703
4.500%, 01/19/2063	3,898	2,833
4.300%, 04/29/2053	360	265
3.870%, 07/23/2060	2,315	1,536
3.750%, 03/16/2025	1,420	1,381
3.298%, 01/19/2033	910	747
2.252%, 09/29/2032	7,201	5,410
Telecomunicaciones Digitales
4.500%, 01/30/2030 (B)	227	190
		29,651

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028	850	722

Paraguay — 0.4%
Bioceanico Sovereign Certificate Ltd
2.742%, 06/05/2034 (D)	2,298	1,506
Paraguay Government International Bond
6.100%, 08/11/2044	1,980	1,861
5.600%, 03/13/2048	1,167	994
5.400%, 03/30/2050	946	795
4.950%, 04/28/2031	1,086	1,045
2.739%, 01/29/2033	1,210	961
		7,162

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Peru — 3.1%
ABY Transmission Sur
6.875%, 04/30/2043 (B)		$308	$278
Fondo MIVIVIENDA
7.000%, 02/14/2024 (B)	PEN	5,422	1,375
Inkia Energy
5.875%, 11/09/2027 (B)		$277	261
Kallpa Generacion
4.875%, 05/24/2026 (B)		398	382
Kallpa Generacion SA
4.125%, 08/16/2027 (B)		1,197	1,095
Peru Government Bond
6.950%, 08/12/2031	PEN	4,251	1,070
6.900%, 08/12/2037		1,744	416
6.350%, 08/12/2028		2,070	519
6.150%, 08/12/2032		20,472	4,786
5.940%, 02/12/2029		16,824	4,099
5.400%, 08/12/2034		13,979	2,993
5.350%, 08/12/2040		3,082	611
5.200%, 09/12/2023		1,204	310
Peruvian Government International Bond
8.750%, 11/21/2033		$540	667
8.200%, 08/12/2026	PEN	18	5
8.200%, 08/12/2026		6,280	1,713
6.950%, 08/12/2031		724	182
6.950%, 08/12/2031		3,212	809
6.900%, 08/12/2037		4,039	963
6.850%, 02/12/2042		882	207
6.350%, 08/12/2028		13,329	3,344
5.940%, 02/12/2029		15,595	3,799
5.700%, 08/12/2024 (B)		6,317	1,631
5.400%, 08/12/2034		1,738	372
3.750%, 03/01/2030	EUR	170	170
3.550%, 03/10/2051		$853	619
3.230%, 07/28/2121		3,035	1,810
3.000%, 01/15/2034		1,931	1,558
2.783%, 01/23/2031		8,119	6,800
1.950%, 11/17/2036	EUR	2,211	1,640
1.250%, 03/11/2033		3,208	2,424
Petroleos del Peru
5.625%, 06/19/2047		$10,352	7,104
5.625%, 06/19/2047 (B)		1,432	983
4.750%, 06/19/2032		1,993	1,567
4.750%, 06/19/2032 (B)		1,695	1,332
			57,894

Philippines — 0.6%
Philippine Government International Bond
5.609%, 04/13/2033		211	221
5.170%, 10/13/2027		821	840
3.200%, 07/06/2046		1,323	975
1.950%, 01/06/2032		6,971	5,660
1.750%, 04/28/2041	EUR	606	418

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.648%, 06/10/2031		$2,599	$2,056
Republic of Philippines
6.375%, 10/23/2034		300	329
			10,499

Poland — 3.4%
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	13,879	3,150
3.750%, 05/25/2027		19,013	3,668
3.250%, 07/25/2025		12,260	2,458
2.750%, 04/25/2028		27,111	4,922
2.750%, 10/25/2029		47,037	8,112
2.500%, 07/25/2026		68,426	12,903
2.500%, 07/25/2027		18,610	3,407
1.750%, 04/25/2032		56,120	8,246
1.250%, 10/25/2030		39,934	5,937
0.250%, 10/25/2026		15,264	2,609
Republic of Poland Government International Bond
5.750%, 11/16/2032		$5,307	5,596
5.500%, 11/16/2027		1,669	1,720
			62,728

Qatar — 1.1%
Qatar Energy
3.300%, 07/12/2051 (B)		382	278
3.125%, 07/12/2041 (B)		466	354
2.250%, 07/12/2031		3,887	3,237
2.250%, 07/12/2031 (B)		973	810
Qatar Government International Bond
5.103%, 04/23/2048		1,583	1,589
4.817%, 03/14/2049		4,678	4,538
4.400%, 04/16/2050 (B)		1,656	1,513
4.400%, 04/16/2050		3,468	3,169
3.750%, 04/16/2030		4,327	4,156
3.750%, 04/16/2030 (B)		287	276
3.375%, 03/14/2024		1,064	1,044
			20,964

Romania — 2.8%
Romania Government Bond
8.250%, 09/29/2032	RON	5,385	1,135
6.700%, 02/25/2032		36,850	7,040
5.000%, 02/12/2029		18,895	3,417
4.850%, 07/25/2029		4,155	736
4.750%, 10/11/2034		3,575	557
4.150%, 01/26/2028		5,910	1,050
4.150%, 10/24/2030		4,200	689
3.650%, 07/28/2025		16,080	3,044
3.650%, 09/24/2031		7,895	1,212
3.250%, 06/24/2026		4,730	853
2.500%, 10/25/2027		28,730	4,755
Romanian Government International Bond
5.250%, 11/25/2027 (B)		$1,074	1,042

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.125%, 06/15/2048		$354	$282
4.000%, 02/14/2051		2,474	1,644
4.000%, 02/14/2051 (B)		930	618
3.625%, 03/27/2032 (B)		1,752	1,415
3.624%, 05/26/2030	EUR	590	513
3.000%, 02/27/2027 (B)		$542	487
2.750%, 04/14/2041 (B)	EUR	3,759	2,269
2.625%, 12/02/2040 (B)		592	354
2.000%, 04/14/2033 (B)		381	265
Romanian Government International Bond MTN
6.125%, 01/22/2044		$312	284
4.625%, 04/03/2049	EUR	1,781	1,375
4.125%, 03/11/2039		546	411
3.875%, 10/29/2035		1,700	1,323
3.750%, 02/07/2034		4,072	3,229
3.375%, 02/08/2038 (B)		1,496	1,072
3.375%, 01/28/2050		3,177	1,986
3.375%, 01/28/2050 (B)		1,556	973
2.875%, 05/26/2028		377	336
2.875%, 04/13/2042 (B)		773	467
2.875%, 04/13/2042		1,290	780
2.500%, 02/08/2030 (B)		935	764
2.125%, 03/07/2028		982	842
2.124%, 07/16/2031		1,246	930
2.000%, 01/28/2032		1,368	983
2.000%, 04/14/2033		2,128	1,479
			50,611

Russia — 0.4%
Russian Federal Bond - OFZ
7.050%, 01/19/2028	RUB	624,386	4,204
7.000%, 07/30/2036		127,961	861
Russian Foreign Bond - Eurobond
4.375%, 03/21/2029		$4,200	1,638
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (B)		600	29
6.800%, 11/22/2025		240	10
			6,742

Saudi Arabia — 1.6%
EIG Pearl Holdings Sarl (B)
4.387%, 11/30/2046		1,240	929
3.545%, 08/31/2036		992	820
Global Sukuk
1.602%, 06/17/2026		1,476	1,321
KSA Sukuk (B)
5.268%, 10/25/2028		4,606	4,767
2.250%, 05/17/2031		2,576	2,177
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,459
Saudi Government International Bond
5.500%, 10/25/2032 (B)		3,044	3,204

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Government International Bond MTN
5.000%, 04/17/2049 (B)		$1,033	$963
4.625%, 10/04/2047 (B)		2,539	2,266
4.500%, 10/26/2046		2,045	1,795
4.500%, 10/26/2046 (B)		704	618
3.750%, 01/21/2055 (B)		1,450	1,131
3.450%, 02/02/2061		1,529	1,096
3.250%, 10/22/2030		1,914	1,745
3.250%, 11/17/2051 (B)		2,160	1,558
2.250%, 02/02/2033 (B)		3,962	3,209
			29,058

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		1,037	748
4.750%, 03/13/2028	EUR	1,820	1,614
4.750%, 03/13/2028 (B)		170	151
			2,513

Serbia — 0.3%
Serbia International Bond
3.125%, 05/15/2027		451	410
2.125%, 12/01/2030		$512	376
1.650%, 03/03/2033	EUR	406	271
1.500%, 06/26/2029		3,724	2,872
Serbia International Bond MTN
2.050%, 09/23/2036		1,524	946
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	510
4.500%, 01/11/2026		24,780	202
4.500%, 08/20/2032		14,680	104
			5,691

South Africa — 7.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$323	279
Bidvest Group
3.625%, 09/23/2026 (B)		528	470
Eskom Holdings SOC
4.314%, 07/23/2027		1,785	1,572
Eskom Holdings SOC MTN
6.350%, 08/10/2028		650	609
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (B)		3,690	3,461
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (B)		1,284	1,180
7.500%, 09/15/2033	ZAR	52,500	2,220
6.750%, 08/06/2023		$1,174	1,144
6.750%, 08/06/2023 (B)		1,100	1,072
Republic of South Africa Government Bond
10.500%, 12/21/2026	ZAR	163,102	10,168
9.000%, 01/31/2040		99,963	4,779
8.875%, 02/28/2035		327,210	16,255
8.750%, 01/31/2044		183,618	8,494

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.750%, 02/28/2048	ZAR	205,163	$9,458
8.500%, 01/31/2037		403,818	18,911
8.250%, 03/31/2032		237,311	11,885
8.000%, 01/31/2030		79,253	4,134
7.000%, 02/28/2031		216,330	10,229
6.500%, 02/28/2041		33,672	1,245
6.250%, 03/31/2036		103,805	4,019
Republic of South Africa Government International Bond
7.300%, 04/20/2052		$3,005	2,647
6.300%, 06/22/2048		570	468
5.875%, 09/16/2025		1,067	1,073
5.875%, 06/22/2030		199	189
5.875%, 04/20/2032		4,841	4,471
5.750%, 09/30/2049		7,315	5,559
5.650%, 09/27/2047		899	683
5.000%, 10/12/2046		475	341
4.850%, 09/27/2027		690	658
Sasol Financing USA LLC
6.500%, 09/27/2028		540	502
5.875%, 03/27/2024		661	656
4.375%, 09/18/2026		532	483
			129,314

South Korea — 0.6%
Korea Treasury Bond
3.125%, 09/10/2027	KRW	15,624,950	11,543

Sri Lanka — 0.4%
Sri Lanka Government International Bond
7.850%, 03/14/2029		$2,219	681
7.550%, 03/28/2030		1,701	522
6.850%, 03/14/2024		1,445	443
6.825%, 07/18/2026 (B)		1,612	499
6.825%, 07/18/2026		800	248
6.750%, 04/18/2028 (B)		7,593	2,328
6.750%, 04/18/2028		3,480	1,067
6.350%, 06/28/2024		1,840	564
6.200%, 05/11/2027		3,486	1,068
5.750%, 04/18/2023		1,124	343
			7,763

Supranational — 0.7%
Africa Finance
2.875%, 04/28/2028 (B)		2,555	2,089
African Export-Import Bank
3.798%, 05/17/2031 (B)		301	239
African Export-Import Bank MTN
3.994%, 09/21/2029 (B)		543	454
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (B)		1,274	1,176
4.700%, 10/22/2031 (B)		934	766
4.700%, 10/22/2031		430	353

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	134,700,000	$8,594
			13,671

Taiwan — 0.1%
TSMC Arizona
4.250%, 04/22/2032		$631	609
3.250%, 10/25/2051		220	159
2.500%, 10/25/2031		254	211
			979

Thailand — 2.8%
GC Treasury Center MTN
4.300%, 03/18/2051 (B)		1,054	742
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	100
4.875%, 06/22/2029		15,000	490
3.775%, 06/25/2032		291,942	9,046
3.650%, 06/20/2031		62,000	1,901
3.625%, 06/16/2023		34,000	976
3.400%, 06/17/2036		259,387	7,495
3.300%, 06/17/2038		126,579	3,512
2.875%, 12/17/2028		30,402	888
2.875%, 06/17/2046		4,865	115
2.650%, 06/17/2028		97,000	2,807
2.400%, 12/17/2023		167,000	4,777
2.125%, 12/17/2026		13,087	371
2.000%, 12/17/2031		162,008	4,386
2.000%, 06/17/2042		133,780	2,924
1.600%, 12/17/2029		15,000	403
1.600%, 06/17/2035		51,336	1,241
1.585%, 12/17/2035		108,002	2,567
1.450%, 12/17/2024		124,000	3,491
1.250%, 03/12/2028		79,365	2,474
1.000%, 06/17/2027		50,000	1,344
			52,050

Tunisia — 0.4%
Tunisian Republic
6.375%, 07/15/2026 (B)	EUR	2,686	1,853
6.375%, 07/15/2026		962	664
5.750%, 01/30/2025		$628	458
5.750%, 01/30/2025 (B)		194	142
5.625%, 02/17/2024	EUR	4,376	3,718
			6,835

Turkey — 1.4%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (B)		$972	744
Hazine Mustesarligi Varlik Kiralama
7.250%, 02/24/2027 (B)		3,650	3,540
Turkey Government Bond
1.500%, 06/18/2025	TRY	17,902	3,178

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Turkey Government International Bond
7.250%, 12/23/2023 (E)		$1,210	$1,231
6.875%, 03/17/2036		1,313	1,086
6.375%, 10/14/2025		409	392
6.125%, 10/24/2028		1,486	1,319
6.000%, 01/14/2041		1,091	789
5.950%, 01/15/2031		3,778	3,116
5.750%, 03/22/2024		145	144
5.750%, 05/11/2047		1,069	727
5.125%, 02/17/2028		1,986	1,711
4.875%, 10/09/2026		847	754
4.875%, 04/16/2043		5,157	3,345
4.750%, 01/26/2026		2,048	1,859
Turkiye Ihracat Kredi Bankasi
5.750%, 07/06/2026		967	854
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (B)		725	703
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (B)		632	621
			26,113

Uganda — 0.1%
Republic of Uganda Government Bonds
14.250%, 06/22/2034	UGX	5,200,000	1,174

Ukraine — 0.5%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (B)		$1,334	241
7.125%, 07/19/2024	EUR	970	190
NPC Ukrenergo
6.875%, 11/09/2028 (B)		$1,499	257
6.875%, 11/09/2028		400	69
State Agency of Roads of Ukraine
6.250%, 06/24/2030		1,456	252
6.250%, 06/24/2030 (B)		554	96
Ukraine Government Bond
15.840%, 02/26/2025	UAH	92,615	1,393
Ukraine Government International Bond
9.750%, 11/01/2030		$846	199
7.750%, 09/01/2027 (B)		3,051	694
7.750%, 09/01/2028 (B)		3,030	704
7.750%, 09/01/2028		1,155	268
7.750%, 09/01/2029		2,093	487
7.375%, 09/25/2034		2,509	527
7.253%, 03/15/2035		1,242	259
6.876%, 05/21/2031		9,135	1,918
6.876%, 05/21/2031 (B)		423	89
6.750%, 06/20/2028	EUR	1,790	359
1.258%, 08/01/2041 (A)(B)		$3,182	942
1.258%, 08/01/2041 (A)		800	237
			9,181

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
United Arab Emirates — 1.6%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (B)		$2,286	$2,046
4.600%, 11/02/2047		550	492
3.650%, 11/02/2029 (B)		923	857
Abu Dhabi Government International Bond
3.125%, 09/30/2049		771	565
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		628	524
3.000%, 09/15/2051		970	690
3.000%, 09/15/2051 (B)		764	543
2.500%, 04/16/2025		1,272	1,217
1.625%, 06/02/2028		1,810	1,592
DAE Funding LLC
3.375%, 03/20/2028 (B)		850	741
DP World MTN (B)
6.850%, 07/02/2037		245	253
5.625%, 09/25/2048		648	586
4.700%, 09/30/2049		1,207	973
DP World Crescent MTN
4.848%, 09/26/2028		725	706
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750% (A)(F)		4,046	3,996
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	469
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (B)		2,246	1,404
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		5,898	4,704
2.940%, 09/30/2040 (B)		884	705
2.625%, 03/31/2036 (B)		827	658
2.160%, 03/31/2034		2,116	1,787
MDGH GMTN RSC
5.500%, 04/28/2033 (B)		1,674	1,757
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (B)		796	787
3.950%, 05/21/2050		338	283
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	983
			29,318

United Kingdom — 0.0%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (B)	IDR	3,251,000	221

United States — 0.6%
JPMorgan Chase Bank MTN (B)
8.375%, 04/19/2039		1,563,000	106

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.500%, 06/15/2035	IDR	48,361,000	$3,174
7.000%, 09/18/2030 (A)		117,660,000	7,524
Sagicor Financial
5.300%, 05/13/2028 (B)		$712	637
			11,441

Uruguay — 0.4%
Uruguay Government International Bond
8.250%, 05/21/2031	UYU	19,962	433
5.750%, 10/28/2034		$4,315	4,687
5.100%, 06/18/2050		260	256
4.975%, 04/20/2055		2,647	2,537
			7,913

Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
3.900%, 10/19/2031		774	625
Republic of Uzbekistan International Bond MTN
5.375%, 02/20/2029		2,069	1,883
3.700%, 11/25/2030		301	245
Uzauto Motors AJ
4.850%, 05/04/2026 (B)		2,102	1,632
4.850%, 05/04/2026		1,050	815
Uzbekneftegaz JSC
4.750%, 11/16/2028 (B)		1,187	929
			6,129

Venezuela — 0.3%
Petroleos de Venezuela
9.750%, 05/17/2035 (G)		3,202	150
6.000%, 05/16/2024 (G)		16,821	757
6.000%, 05/16/2024 (G)		7,900	355
6.000%, 05/16/2024 (G)		1,777	80
6.000%, 11/15/2026 (G)		24,577	1,303
5.500%, 04/12/2037 (G)		1,620	73
5.375%, 04/12/2027 (G)		7,825	352
Venezuela Government International Bond
9.250%, 09/15/2027 (G)		3,400	297
9.250%, 05/07/2028 (G)		4,965	412
8.250%, 10/13/2024 (G)		4,151	318
7.750%, 10/13/2019 (G)		7,816	503
			4,600

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (B)		1,594	1,355

Zambia — 0.9%
First Quantum Minerals (B)
7.500%, 04/01/2025		528	520
6.875%, 03/01/2026		531	512
6.875%, 10/15/2027		928	884

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	$77
13.000%, 12/18/2027		8,370	272
13.000%, 01/25/2031		18,763	493
11.000%, 01/25/2026		27,670	1,051
11.000%, 06/28/2026		118,640	4,254
10.000%, 06/28/2024		99,750	4,723
Zambia Government International Bond
8.970%, 07/30/2027		$4,016	1,831
8.500%, 04/14/2024		280	129
5.375%, 09/20/2022		3,663	1,544
5.375%, 09/20/2022 (B)		1,822	768
			17,058

Total Global Bonds
(Cost $2,043,250) ($ Thousands)			1,725,196

	Shares
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
3.810% **†(H)		3,270,470	3,271

Total Affiliated Partnership
(Cost $3,271) ($ Thousands)			3,271

Total Investments in Securities — 93.7%
(Cost $2,046,521) ($ Thousands)			$1,728,467

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Korea 10-Year Bond	33	Dec-2022	$2,737	$2,777	$42
Korea 3-Year Bond	170	Dec-2022	12,996	13,360	76
R186 Bond Future	780	Feb-2023	4,452	4,905	86
R2030 Bond Future	668	Feb-2023	3,111	3,487	117
R2032 Bond Future	908	Feb-2023	4,183	4,695	164
R2035 Bond Future	851	Feb-2023	3,921	4,410	163
R2037 Bond Future	995	Feb-2023	4,133	4,660	181
R213 Bond Future	612	Feb-2023	2,674	3,002	106
U.S. 2-Year Treasury Note	49	Mar-2023	10,036	10,063	27
U.S. 5-Year Treasury Note	49	Mar-2023	5,288	5,320	32
U.S. 10-Year Treasury Note	172	Mar-2023	19,368	19,522	154
U.S. Long Treasury Bond	32	Mar-2023	4,011	4,064	54
U.S. Ultra Long Treasury Bond	59	Mar-2023	7,907	8,041	134
			84,817	88,306	1,336
Short Contracts
Euro-BOBL	(50)	Dec-2022	$(6,097)	$(6,180)	$130
Euro-Bund	(127)	Dec-2022	(18,254)	(18,422)	326

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Euro-BUXL	(41)	Dec-2022	$(6,455)	$(6,683)	$(89)
			(30,806)	(31,285)	367
			$54,011	$57,021	$1,703

A list of the open forward foreign currency contracts held by the Fund at November 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/02/22	BRL	9,083	USD	1,706	$(21)
Barclays PLC	12/05/22	USD	1,867	ZAR	33,927	128
Barclays PLC	12/05/22	EUR	1,969	PLN	9,291	17
Barclays PLC	12/05/22	EUR	1,969	HUF	813,435	14
Barclays PLC	01/10/23	EUR	1,336	HUF	553,282	(4)
Barclays PLC	12/05/22 - 12/21/22	USD	4,744	EUR	4,665	66
Barclays PLC	12/05/22	USD	1,574	EUR	1,514	(15)
Barclays PLC	12/05/22	EUR	2,630	USD	2,740	31
Barclays PLC	12/21/22 - 01/27/23	EUR	5,145	USD	5,069	(240)
Barclays PLC	12/09/22	EUR	1,634	RON	8,041	(6)
Barclays PLC	12/12/22	USD	2,594	COP	11,889,831	(129)
Barclays PLC	12/21/22	USD	551	ZAR	9,840	27
Barclays PLC	12/21/22	EUR	2,571	CZK	62,951	9
Barclays PLC	12/21/22	USD	2,744	TRY	52,970	79
Barclays PLC	12/21/22	USD	6,131	RON	31,380	416
Barclays PLC	12/21/22	USD	6,925	KRW	9,128,929	1
Barclays PLC	12/21/22	USD	1,965	CNY	14,110	27
Barclays PLC	12/21/22	USD	5,890	CNY	41,370	(51)
Barclays PLC	12/21/22	USD	8,931	HUF	3,728,610	388
Barclays PLC	12/21/22	MXN	23,278	USD	1,193	(5)
Barclays PLC	12/21/22	RON	36,050	USD	7,500	(22)
Barclays PLC	12/21/22	CNY	6,050	USD	878	24
Barclays PLC	12/21/22	CNY	84,850	USD	11,871	(106)
Barclays PLC	12/21/22	TWD	91,075	USD	2,962	(4)
Barclays PLC	12/21/22	TRY	147,319	USD	7,239	(613)
Barclays PLC	02/09/23	RON	20	EUR	4	—
BNP Paribas	12/02/22	USD	1,306	KRW	1,855,482	101
BNP Paribas	12/12/22	COP	23,480,979	USD	5,244	376
BNP Paribas	12/21/22	EUR	292	PLN	1,439	14
BNP Paribas	12/21/22	MXN	22,083	USD	1,103	(33)
BNP Paribas	12/27/22	USD	1,372	SGD	1,893	9
Citigroup	12/02/22	USD	44,273	BRL	240,456	1,451
Citigroup	12/02/22 - 03/02/23	BRL	149,008	USD	27,127	(822)
Citigroup	12/05/22	EUR	1,979	PLN	9,317	13
Citigroup	12/05/22 - 12/21/22	USD	5,085	ZAR	90,052	207
Citigroup	12/05/22 - 01/27/23	EUR	12,541	USD	13,011	79
Citigroup	12/05/22 - 01/20/23	EUR	45,800	USD	45,636	(1,542)
Citigroup	12/05/22	HUF	775,168	EUR	1,879	(11)
Citigroup	12/07/22 - 12/21/22	PLN	35,857	USD	7,360	(512)
Citigroup	12/08/22	USD	1,349	TWD	41,674	2
Citigroup	12/08/22	USD	1,374	CNY	9,899	15
Citigroup	12/21/22	TWD	119,529	USD	3,955	62

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/08/22 - 01/30/23	TWD	167,964	USD	5,282	$(197)
Citigroup	12/09/22 - 02/09/23	RON	6,585	EUR	1,330	1
Citigroup	12/21/22	USD	10,650	COP	52,027,870	124
Citigroup	12/12/22	USD	211	COP	951,054	(14)
Citigroup	12/12/22 - 12/21/22	USD	11,443	CLP	10,712,620	485
Citigroup	12/21/22	USD	3,470	CLP	3,081,730	(39)
Citigroup	12/12/22 - 12/21/22	CLP	13,876,113	USD	14,213	(1,237)
Citigroup	12/19/22	CNY	16,349	USD	2,288	(17)
Citigroup	12/21/22	USD	133	TRY	2,631	7
Citigroup	12/21/22	EUR	403	CZK	9,982	7
Citigroup	12/21/22	USD	873	PHP	51,740	42
Citigroup	12/21/22	USD	1,249	MXN	25,036	39
Citigroup	12/21/22	USD	1,538	RON	7,655	60
Citigroup	12/21/22	USD	1,647	PEN	6,344	4
Citigroup	12/21/22	SGD	1,718	USD	1,210	(44)
Citigroup	12/21/22	USD	1,854	IDR	28,412,788	(45)
Citigroup	12/21/22	USD	2,274	KRW	2,997,761	—
Citigroup	12/21/22	USD	3,285	GHS	27,365	(1,350)
Citigroup	12/21/22	MXN	4,608	USD	226	(11)
Citigroup	12/21/22	USD	5,343	PLN	25,533	255
Citigroup	12/21/22	USD	5,361	HUF	2,171,610	67
Citigroup	12/21/22	USD	945	HUF	374,700	(9)
Citigroup	12/21/22	ILS	7,030	USD	2,009	(31)
Citigroup	12/21/22 - 01/23/23	EUR	7,133	HUF	2,976,854	17
Citigroup	12/21/22	USD	8,845	CZK	222,900	576
Citigroup	12/21/22	USD	4,605	ILS	15,975	30
Citigroup	12/21/22	USD	4,647	ILS	15,975	(12)
Citigroup	12/21/22	CZK	12,608	EUR	506	(11)
Citigroup	12/21/22 - 01/20/23	PLN	13,725	EUR	2,860	(43)
Citigroup	12/21/22	USD	1,086	EGP	27,034	4
Citigroup	12/21/22 - 06/21/23	USD	13,900	EGP	308,158	(2,054)
Citigroup	12/21/22	THB	16,930	USD	447	(35)
Citigroup	12/21/22	ZMW	16,938	USD	1,025	36
Citigroup	12/21/22	PEN	16,975	USD	4,333	(85)
Citigroup	12/21/22	ZAR	23,464	USD	1,336	(41)
Citigroup	12/21/22	USD	28,821	THB	1,056,384	1,207
Citigroup	12/21/22	MXN	52,150	USD	2,566	(117)
Citigroup	12/21/22 - 02/07/23	PHP	136,742	USD	2,304	(114)
Citigroup	12/21/22 - 03/15/23	EGP	327,603	USD	14,977	1,842
Citigroup	12/21/22	CZK	37,070	USD	1,574	7
Citigroup	12/21/22	CZK	309,546	USD	12,465	(619)
Citigroup	12/21/22	KRW	1,377,190	USD	1,026	(18)
Citigroup	12/21/22	COP	7,733,160	USD	1,716	114
Citigroup	12/21/22	IDR	23,335,936	USD	1,520	34
Citigroup	03/22/23	NGN	347,490	USD	738	30
Deutsche Bank	12/07/22 - 12/13/22	THB	108,537	USD	3,053	(28)
Deutsche Bank	12/21/22	IDR	6,836,956	USD	436	1
Deutsche Bank	01/03/23	USD	3,061	THB	108,537	29
Goldman Sachs	12/02/22 - 03/01/23	USD	21,996	BRL	118,556	208
Goldman Sachs	12/02/22	BRL	4,272	USD	825	13

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/02/22	BRL	21,912	USD	4,086	$(81)
Goldman Sachs	12/02/22	BRL	31,818	USD	6,150	100
Goldman Sachs	12/02/22 - 12/21/22	KRW	15,453,835	USD	11,457	(266)
Goldman Sachs	12/05/22	EUR	1,261	USD	1,313	14
Goldman Sachs	12/05/22 - 12/12/22	USD	3,893	COP	19,460,927	144
Goldman Sachs	12/05/22 - 12/21/22	EUR	3,681	HUF	1,522,105	18
Goldman Sachs	12/21/22	EUR	1,065	HUF	437,527	(6)
Goldman Sachs	12/05/22	ZAR	70,791	USD	4,092	(72)
Goldman Sachs	12/05/22	HUF	806,807	EUR	1,958	(8)
Goldman Sachs	12/07/22	USD	1,299	THB	48,899	88
Goldman Sachs	12/07/22	USD	2,680	PLN	13,537	298
Goldman Sachs	02/09/23	EUR	1,398	RON	6,958	1
Goldman Sachs	12/09/22	EUR	1,113	RON	5,484	(2)
Goldman Sachs	12/09/22	RON	3,361	EUR	684	4
Goldman Sachs	12/09/22	EUR	4,199	RON	21,115	79
Goldman Sachs	12/09/22	RON	4,599	EUR	937	6
Goldman Sachs	12/09/22	RON	11,708	EUR	2,362	(9)
Goldman Sachs	12/12/22	USD	3,410	CLP	3,182,846	137
Goldman Sachs	12/12/22	COP	6,171,904	USD	1,368	89
Goldman Sachs	12/12/22	COP	8,928,335	USD	1,783	(68)
Goldman Sachs	12/12/22 - 12/21/22	COP	27,718,050	USD	6,222	481
Goldman Sachs	12/21/22	USD	347	PHP	19,887	4
Goldman Sachs	12/21/22	USD	662	ZAR	12,057	46
Goldman Sachs	12/21/22	USD	1,664	MXN	32,566	11
Goldman Sachs	12/21/22	USD	1,695	CLP	1,537,270	17
Goldman Sachs	12/21/22	USD	1,906	MXN	38,758	88
Goldman Sachs	12/21/22	USD	2,230	IDR	34,893,698	(8)
Goldman Sachs	12/21/22	USD	2,680	ILS	9,419	52
Goldman Sachs	12/21/22	EUR	2,735	CZK	68,281	65
Goldman Sachs	12/21/22	USD	3,171	HUF	1,293,931	63
Goldman Sachs	12/21/22	USD	685	HUF	273,760	—
Goldman Sachs	12/21/22	USD	4,082	CNY	29,140	31
Goldman Sachs	12/21/22	MXN	5,237	USD	269	—
Goldman Sachs	12/21/22	USD	7,656	MXN	156,452	392
Goldman Sachs	12/21/22	USD	8,562	TRY	164,334	197
Goldman Sachs	12/21/22	USD	9,449	CZK	241,150	744
Goldman Sachs	12/21/22	USD	8,227	EUR	8,090	117
Goldman Sachs	12/21/22	USD	3,626	EUR	3,505	(11)
Goldman Sachs	12/21/22 - 01/20/23	PLN	16,566	EUR	3,452	(56)
Goldman Sachs	12/21/22	USD	18,936	SGD	26,611	489
Goldman Sachs	12/21/22	ILS	19,930	USD	5,627	(155)
Goldman Sachs	12/21/22	TRY	27,418	USD	1,386	(75)
Goldman Sachs	12/21/22	THB	49,011	USD	1,307	(86)
Goldman Sachs	12/21/22 - 01/30/23	CZK	84,179	EUR	3,434	(12)
Goldman Sachs	12/21/22	PLN	93,670	USD	18,800	(1,736)
Goldman Sachs	12/21/22	INR	758,078	USD	9,408	106
Goldman Sachs	12/21/22	CLP	2,313,797	USD	2,411	(164)
Goldman Sachs	12/21/22	IDR	13,847,910	USD	929	47
Goldman Sachs	03/15/23	TRY	142,444	USD	7,080	(121)
Goldman Sachs	03/15/23	NGN	637,150	USD	1,333	30

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	05/17/23	USD	160	EGP	3,411	$(31)
HSBC	12/21/22	USD	161	IDR	2,405,460	(7)
JPMorgan Chase Bank	12/01/22 - 01/09/23	USD	7,659	IDR	120,226,452	(15)
JPMorgan Chase Bank	12/01/22 - 12/21/22	IDR	335,457,903	USD	21,456	110
JPMorgan Chase Bank	12/14/22 - 02/01/23	IDR	206,157,033	USD	13,101	(21)
JPMorgan Chase Bank	12/02/22 - 02/22/23	USD	6,827	BRL	37,027	122
JPMorgan Chase Bank	12/12/22	USD	157	BRL	807	(3)
JPMorgan Chase Bank	12/12/22	BRL	436	USD	86	3
JPMorgan Chase Bank	12/02/22 - 12/12/22	BRL	48,230	USD	9,014	(143)
JPMorgan Chase Bank	12/05/22 - 01/04/23	EUR	3,770	USD	3,909	19
JPMorgan Chase Bank	12/05/22	EUR	6,651	USD	6,632	(218)
JPMorgan Chase Bank	12/05/22	USD	15,933	CNY	109,187	(627)
JPMorgan Chase Bank	12/05/22	USD	14,416	EUR	14,507	525
JPMorgan Chase Bank	12/05/22 - 01/04/23	USD	5,532	EUR	5,336	(23)
JPMorgan Chase Bank	12/05/22 - 01/20/23	PLN	20,899	EUR	4,350	(99)
JPMorgan Chase Bank	12/05/22	CNY	15,944	USD	2,248	13
JPMorgan Chase Bank	12/05/22 - 03/08/23	CNY	214,112	USD	29,806	(431)
JPMorgan Chase Bank	12/07/22	USD	1,309	TWD	42,001	53
JPMorgan Chase Bank	12/08/22 - 03/06/23	USD	30,187	CNY	216,212	382
JPMorgan Chase Bank	12/21/22	USD	13,661	CNY	95,847	(133)
JPMorgan Chase Bank	12/08/22	CNY	89,515	USD	12,988	424
JPMorgan Chase Bank	12/08/22	CNY	17,510	USD	2,451	(7)
JPMorgan Chase Bank	12/09/22	USD	260	COP	1,305,598	11
JPMorgan Chase Bank	12/09/22	USD	2	COP	8,207	—
JPMorgan Chase Bank	12/09/22	EUR	360	RON	1,778	—
JPMorgan Chase Bank	12/09/22	RON	3,401	EUR	690	1
JPMorgan Chase Bank	01/12/23	COP	8,207	USD	2	—
JPMorgan Chase Bank	12/09/22 - 12/15/22	COP	16,701,142	USD	3,318	(143)
JPMorgan Chase Bank	12/12/22	USD	143	CZK	3,521	6
JPMorgan Chase Bank	12/12/22	USD	3,445	CLP	3,246,238	173
JPMorgan Chase Bank	02/21/23	USD	3,392	CLP	3,061,891	(15)
JPMorgan Chase Bank	12/12/22	USD	8,753	HUF	3,600,706	268
JPMorgan Chase Bank	12/12/22	HUF	84,396	USD	205	(6)
JPMorgan Chase Bank	12/12/22	CLP	732,600	USD	770	(46)
JPMorgan Chase Bank	12/12/22	COP	853,954	USD	191	14
JPMorgan Chase Bank	12/14/22	MYR	12,240	USD	2,714	(45)
JPMorgan Chase Bank	12/14/22 - 02/21/23	USD	15,894	KRW	21,147,761	189
JPMorgan Chase Bank	12/14/22	PEN	26,844	USD	6,735	(249)
JPMorgan Chase Bank	12/14/22 - 02/08/23	KRW	3,141,457	USD	2,241	(145)
JPMorgan Chase Bank	12/15/22	THB	5,082	USD	140	(4)
JPMorgan Chase Bank	12/21/22	USD	241	THB	8,870	11
JPMorgan Chase Bank	12/21/22	USD	563	MXN	11,630	36
JPMorgan Chase Bank	12/21/22	USD	1,052	MXN	21,016	29
JPMorgan Chase Bank	12/21/22	USD	1,074	CLP	960,928	(5)
JPMorgan Chase Bank	12/21/22	USD	1,258	ILS	4,354	5
JPMorgan Chase Bank	12/21/22	USD	1,551	CZK	38,680	84
JPMorgan Chase Bank	12/21/22	EUR	2,662	HUF	1,079,600	(47)
JPMorgan Chase Bank	12/21/22 - 01/20/23	EUR	2,672	PLN	12,708	20
JPMorgan Chase Bank	12/21/22 - 01/03/23	USD	3,391	MYR	15,293	68
JPMorgan Chase Bank	12/21/22	RON	4,650	USD	968	(2)
JPMorgan Chase Bank	12/21/22	USD	4,681	GHS	40,421	(1,822)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/21/22	EUR	8,610	USD	8,723	$(157)
JPMorgan Chase Bank	12/21/22	GHS	8,893	USD	683	54
JPMorgan Chase Bank	12/21/22	USD	7,565	PEN	29,197	34
JPMorgan Chase Bank	12/21/22	USD	2,072	PEN	7,959	(1)
JPMorgan Chase Bank	12/21/22	CZK	10,026	EUR	407	(5)
JPMorgan Chase Bank	12/21/22	USD	13,949	EUR	13,921	409
JPMorgan Chase Bank	12/21/22 - 02/13/23	USD	20,573	ZAR	378,809	1,594
JPMorgan Chase Bank	12/21/22	USD	22,801	PLN	107,698	812
JPMorgan Chase Bank	12/21/22	TRY	45,197	USD	2,247	(162)
JPMorgan Chase Bank	12/21/22	MXN	36,040	USD	1,854	—
JPMorgan Chase Bank	12/21/22 - 02/13/23	MXN	111,951	USD	5,514	(243)
JPMorgan Chase Bank	12/21/22 - 01/17/23	ZAR	641,012	USD	35,644	(1,927)
JPMorgan Chase Bank	01/03/23	THB	35,446	USD	1,009	—
JPMorgan Chase Bank	01/09/23 - 01/17/23	USD	6,504	PHP	387,190	346
JPMorgan Chase Bank	01/17/23	USD	7,433	HUF	3,258,594	654
JPMorgan Chase Bank	01/17/23	HUF	2,232,882	USD	5,185	(357)
JPMorgan Chase Bank	01/20/23	EUR	–	PLN	–	—
JPMorgan Chase Bank	01/27/23	USD	94	EUR	92	2
JPMorgan Chase Bank	01/27/23	USD	333	EUR	320	(2)
JPMorgan Chase Bank	01/27/23	EUR	2,908	USD	3,028	21
JPMorgan Chase Bank	01/27/23	EUR	23,662	USD	23,772	(701)
JPMorgan Chase Bank	01/27/23	JPY	259,000	USD	1,768	(103)
JPMorgan Chase Bank	01/30/23	EUR	2,648	CZK	64,933	—
JPMorgan Chase Bank	02/09/23	GHS	2,693	USD	283	99
JPMorgan Chase Bank	02/09/23	RON	3,388	EUR	682	—
JPMorgan Chase Bank	02/13/23	USD	12	RON	61	1
JPMorgan Chase Bank	02/13/23	PLN	741	USD	155	(6)
JPMorgan Chase Bank	02/13/23	USD	12,704	PLN	62,023	797
JPMorgan Chase Bank	03/15/23	TRY	7,564	USD	381	(2)
JPMorgan Chase Bank	05/17/23	USD	5,382	EGP	114,466	(1,063)
Merrill Lynch	12/21/22	USD	375	INR	31,060	6
Merrill Lynch	12/21/22	USD	420	ZAR	7,620	28
Merrill Lynch	12/21/22	USD	480	HUF	199,210	18
Merrill Lynch	12/21/22	USD	512	TWD	16,350	20
Merrill Lynch	12/21/22	PEN	3,210	USD	801	(34)
Merrill Lynch	12/21/22	MXN	10,280	USD	503	(26)
Merrill Lynch	12/21/22	COP	3,827,020	USD	790	(2)
Merrill Lynch	03/02/23	BRL	35,400	USD	6,536	(88)
Merrill Lynch	03/15/23	NGN	138,229	USD	293	10
Merrill Lynch	05/17/23	USD	452	NGN	232,530	5
Midland Walwyn Capital Inc.	12/02/22	BRL	2,554	USD	466	(20)
Midland Walwyn Capital Inc.	12/21/22	USD	5,114	THB	188,403	241
Midland Walwyn Capital Inc.	12/21/22	PLN	8,935	EUR	1,859	(42)
Midland Walwyn Capital Inc.	01/20/23	EUR	2,873	PLN	13,697	19
Midland Walwyn Capital Inc.	02/08/23	KRW	1,910,374	USD	1,345	(107)
Morgan Stanley	12/05/22	EUR	1,994	USD	1,994	(60)
Morgan Stanley	12/05/22	USD	2,682	EUR	2,575	(29)
Morgan Stanley	12/05/22 - 12/21/22	PLN	15,593	EUR	3,243	(84)
Morgan Stanley	12/05/22	COP	9,492,968	USD	1,913	(57)
Morgan Stanley	12/07/22	TWD	41,716	USD	1,297	(55)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	12/08/22	USD	1,340	TWD	42,651	$43
Morgan Stanley	12/08/22	USD	1,574	CNY	11,389	24
Morgan Stanley	12/19/22	USD	6,175	CNY	43,655	(18)
Morgan Stanley	12/08/22 - 12/19/22	CNY	22,431	USD	3,083	(67)
Morgan Stanley	12/09/22	RON	3,390	EUR	689	3
Morgan Stanley	12/12/22	USD	734	CLP	683,153	28
Morgan Stanley	12/12/22	CLP	713,515	USD	715	(81)
Morgan Stanley	12/13/22	USD	1,607	THB	59,638	87
Morgan Stanley	12/21/22	USD	1,650	ZAR	28,573	28
Morgan Stanley	12/21/22	EUR	2,683	HUF	1,138,955	79
Morgan Stanley	12/21/22	MXN	21,667	USD	1,076	(39)
Morgan Stanley	12/21/22	ZAR	63,374	USD	3,561	(161)
Morgan Stanley	12/21/22	THB	94,309	USD	2,576	(105)
Morgan Stanley	12/21/22	IDR	7,804,905	USD	509	12
Morgan Stanley	03/01/23	USD	2,943	BRL	15,722	(1)
SCB Securities	12/08/22	CNY	2,815	USD	392	(3)
SCB Securities	12/14/22	USD	2,604	MYR	12,240	154
SCB Securities	12/19/22	USD	393	CNY	2,815	4
Standard Bank	12/02/22	BRL	38,240	USD	7,116	(155)
Standard Bank	12/05/22	USD	1,625	EUR	1,619	42
Standard Bank	12/07/22 - 12/21/22	EUR	14,063	USD	13,716	(785)
Standard Bank	12/21/22	USD	145	RON	740	9
Standard Bank	12/21/22	USD	1,697	ZAR	30,520	96
Standard Bank	12/21/22	USD	1,714	MYR	8,064	106
Standard Bank	12/21/22	USD	1,855	GHS	15,324	(772)
Standard Bank	12/21/22	USD	2,303	HUF	920,470	(3)
Standard Bank	12/21/22	USD	2,669	CZK	67,560	187
Standard Bank	12/21/22	USD	11,583	MXN	234,530	482
Standard Bank	12/21/22	MYR	12,973	USD	2,840	(87)
Standard Bank	12/21/22	USD	13,054	CNY	91,555	(131)
Standard Bank	12/21/22	ZAR	13,130	USD	758	(13)
Standard Bank	12/21/22	USD	14,890	IDR	223,938,475	(632)
Standard Bank	12/21/22	PEN	36,290	USD	9,132	(312)
Standard Bank	12/21/22	EGP	46,861	USD	2,080	190
Standard Bank	12/21/22 - 03/15/23	ZMW	71,646	USD	4,293	130
Standard Bank	12/21/22	CNY	71,980	USD	10,441	280
Standard Bank	12/21/22	HUF	243,050	USD	554	(54)
Standard Bank	12/21/22	PHP	283,201	USD	4,771	(240)
Standard Bank	12/21/22	TWD	238,491	USD	7,890	123
Standard Bank	12/21/22	TWD	91,075	USD	2,964	(2)
Standard Bank	12/21/22	INR	390,120	USD	4,682	(105)
Standard Bank	12/21/22	CLP	790,762	USD	810	(70)
Standard Bank	12/21/22	COP	1,324,360	USD	295	20
Standard Bank	03/02/23	USD	3,019	BRL	16,130	(1)
Standard Bank	03/15/23 - 05/17/23	NGN	2,137,760	USD	4,390	143
Standard Chartered	12/21/22	PHP	169,744	USD	2,865	(138)
Standard Chartered	12/21/22	COP	6,327,410	USD	1,411	101
Standard Chartered	03/15/23	ZMW	15,356	USD	877	2
State Street	12/05/22 - 12/12/22	USD	2,882	COP	14,299,901	84
State Street	12/05/22	COP	9,866,574	USD	2,070	23

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	12/21/22	USD	1,353	PEN	5,236	$10
						$(3,859)

A list of open OTC swap agreements held by the Fund at November 30, 2022, is as follows:

Credit Default Swap - Buy Protection
Counterparty	Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CDX.EM.38.V1 12/20/2027	1.00%	Quarterly	06/20/2027	$12,795	$678	$1,058	$(380)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	$283	$–	$283
Goldman Sachs	1-DAY BRL - CETIP	10.89%	Quarterly	01/03/2023	BRL	6,139	405	–	405
Goldman Sachs	FLOATING CETIP DI INTERBANK DEPOSIT	12.80% FIXED	Annually	01/01/2024	BRL	17,591	(44)	–	(44)
Goldman Sachs	BRAZIL CETIP DI INTERBANK DEPOSIT	12.765% FIXED	Annually	01/02/2024	BRL	73,511	(189)	–	(189)
Goldman Sachs	FLOATING CETIP DI INTERBANK DEPOSIT	12.82% FIXED	Annually	01/02/2024	BRL	20,523	(50)	–	(50)
Goldman Sachs	1-DAY BRL-OVERNIGHT BRAZIL INTERBANK DEPOSIT	12.83% FIXED	Annually	01/04/2024	BRL	73,511	(178)	–	(178)
Goldman Sachs	FLOATING CETIP DI INTERBANK DEPOSIT	12.93% FIXED	Annually	02/01/2024	BRL	35,182	(78)	–	(78)
Goldman Sachs	2.45% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/03/2024	THB	94,450	(25)	–	(25)
Goldman Sachs	2.36% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	92,551	(20)	–	(20)
Goldman Sachs	2.423% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	283,350	(71)	–	(71)
Standard Chartered	2.388% FIXED	3-MONTH THB-THOR-OIS COMPOUND	Quarterly	10/04/2024	THB	264,750	(61)	–	(61)
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	29,801	(105)	–	(105)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(84)	–	(84)
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(264)	–	(264)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(206)	–	(206)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(144)	–	(144)
Citibank	5.87% FIXED	6-Month INR - MIBID	Semi-Annually	02/04/2027	INR	760,673	55	–	55
Goldman Sachs	6.96% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/24/2027	INR	275,343	(129)	–	(129)
Goldman Sachs	7% FIXED	INR-FBIL-MIBOR-OIS-COMPOUND	Semi-Annually	06/27/2027	INR	386,457	(189)	–	(189)
Goldman Sachs	7.446% FIXED	CLP - CLICP	Semi-Annually	07/14/2027	CLP	1,828,993	(88)	–	(88)
Goldman Sachs	8.39% FIXED	3-Month VAR JIBAR	Quarterly	10/27/2027	ZAR	180,120	(176)	–	(176)
Goldman Sachs	3.709% FIXED	3-Month TELBOR - VARIABLE	Quarterly	10/26/2032	ILS	9,310	(92)	–	(92)
							$(1,450)	$–	$(1,450)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2022, is as follows:

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.38.V1 12/20/2027	1.00%	Quarterly	12/20/2027	$17,981	$989	$1,728	$(739)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY CLP - CLOIS	2.145%	Semi-Annually	08/24/2030	CLP	616,282	$(142)	$–	$(142)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	30,017	(556)	–	(556)
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	15,387	(24)	–	(24)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	6,301	(8)	–	(8)
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,474	(2)	–	(2)
1-DAY BRL - CETIP	6.23%	Annually	01/02/2023	BRL	7,534	(10)	–	(10)
1-DAY BRL - CETIP	4.43%	Annually	01/02/2023	BRL	16,859	27	–	27
1-DAY BRL - CETIP	6.77%	Annually	01/02/2023	BRL	8,540	(11)	–	(11)
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	12,439	(214)	–	(214)
1-DAY BRL - CETIP	5.973%	Annually	01/02/2024	BRL	10,140	(166)	–	(166)
1-DAY BRL - CETIP	6.5%	Annually	01/02/2024	BRL	6,494	(104)	–	(104)
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	(144)	–	(144)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	(134)	–	(134)
1-DAY BRL - CETIP	5.65%	Annually	01/02/2025	BRL	17,121	(503)	–	(503)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	4,671	(119)	–	(119)
1-DAY BROIS	44.656%	Annually	01/02/2025	BRL	31,113	(152)	–	(152)
1-DAY BRL - CETIP	11.403%	Annually	01/02/2026	BRL	6,844	(47)	–	(47)
11.57% FIXED	1-DAY BRL - CETIP	Annually	01/02/2026	BRL	13,824	242	–	242
1-DAY BRL - CETIP	11.32%	Annually	01/04/2027	BRL	18,092	(163)	–	(163)
1-DAY BRL - CETIP	7.7325%	Annually	01/02/2025	BRL	19,516	(408)	–	(408)
1-DAY BRL - CETIP	0.99%	Annually	01/02/2024	BRL	11,034	(199)	–	(199)
9.8%	1-DAY CLICP	Semi-Annually	09/14/2024	CLP	5,611,934	(207)	–	(207)
1-DAY CLP - CLOIS	2.26% FIXED	Semi-Annually	03/16/2026	CLP	2,687,914	(370)	–	(370)
1-DAY CLP - CLOIS	1.16%	Semi-Annually	06/23/2025	CLP	3,237,689	(491)	–	(491)
1-DAY CLP - CLOIS	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(389)	–	(389)
2.33%	1-DAY CLP - CLOIS	Semi-Annually	06/05/2030	CLP	1,146,740	244	–	244
8.37% FIXED	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	04/13/2024	COP	15,931,148	132	–	132
9.02%	1-DAY IBRCOL	Quarterly	08/11/2032	COP	2,583,585	34	–	34
7.14%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	01/31/2027	COP	16,045,765	372	–	372
6.395%	1-DAY COP- COLUMBIA IBR OVERNIGHT INTERBANK	Quarterly	01/06/2027	COP	460,499	13	–	13
5.145%	1-Day MIBID	Semi-Annually	08/27/2026	INR	310,000	140	–	140
5.148%	1-Day MIBID	Semi-Annually	09/02/2026	INR	300,000	135	–	135
1-Day INR - MIBID	5.741%	Annually	01/20/2024	INR	1,300,000	(116)	–	(116)
7.01%	1-Day MIBID	Semi-Annually	05/17/2027	INR	300,000	113	–	113
9% FIXED	1-MONTH MXIBOR	Monthly	09/22/2032	MXN	66,187	313	–	313
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	38,803	120	–	120
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	27,850	131	–	131
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	58,394	259	–	259
7.345%	28-DAY MXN - TIIE	Monthly	11/10/2031	MXN	23,157	94	–	94
28-DAY MXIBOR (TIIE)	6.45%	Monthly	04/01/2025	MXN	45,932	(154)	–	(154)
28-DAY MXIBOR (TIIE)	8.842% FIXED	Monthly	05/29/2025	MXN	100,000	(69)	(6)	(63)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.02% FIXED	3-Month PRIBOR	Annually	11/30/2024	CZK	344,697	$(30)	$–	$(30)
6-MONTH HUF - BUBOR	9.981%	Semi-Annually	08/04/2027	HUF	773,120	58	–	58
6-MONTH HUF - BUBOR	9.87%	Semi-Annually	08/05/2027	HUF	457,355	30	–	30
6-MONTH HUF - BUBOR	9.48%	Semi-Annually	08/16/2027	HUF	832,507	28	–	28
6-MONTH HUF - BUBOR	3.305%	Semi-Annually	10/04/2031	HUF	539,013	(400)	–	(400)
6-MONTH HUF - BUBOR	3.69%	Semi-Annually	11/11/2031	HUF	463,175	(330)	–	(330)
6-MONTH HUF - BUBOR	7.61%	Semi-Annually	03/31/2024	HUF	1,294,498	(207)	–	(207)
6-MONTH HUF - BUBOR	7.505%	Semi-Annually	04/04/2024	HUF	423,822	(81)	–	(81)
9.30% FIXED	1-DAY CLP - CLOIS	Semi-Annually	10/03/2025	CLP	2,387,977	(176)	–	(176)
6.74% FIXED	6-MONTH PLN - WIBOR	Annually	09/28/2032	PLN	4,350	(65)	–	(65)
6.86%	6-MONTH PLN - WIBOR	Annually	09/30/2032	PLN	9,829	(166)	–	(166)
7.316%	6-MONTH PLN - WIBOR	Annually	10/28/2032	PLN	6,388	(151)	–	(151)
6.325%	6-MONTH PLN - WIBOR	Annually	11/18/2027	PLN	16,013	(62)	–	(62)
6.405%	6-MONTH PLN - WIBOR	Annually	11/21/2027	PLN	11,435	(50)	–	(50)
7.51% FIXED	1-DAY CLP - CLOIS	Semi-Annually	04/13/2025	CLP	2,122,536	(19)	–	(19)
						$(4,154)	$(6)	$(4,148)

Percentages are based on Net Assets of $1,843,990 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $258,360 ($ Thousands), representing 14.0% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Zero coupon security.
(E)

Certain securities or partial positions of certain securities are on loan at November 30, 2022 (see Note 11). The total market value of securities on loan at November 30, 2022 was $3,158 ($ Thousands).

(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2022 was $3,271 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,725,196	–	1,725,196
Affiliated Partnership	–	3,271	–	3,271
Total Investments in Securities	–	1,728,467	–	1,728,467

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,792	–	–	1,792
Unrealized Depreciation	(89)	–	–	(89)
Forwards Contracts*
Unrealized Appreciation	–	22,979	–	22,979
Unrealized Depreciation	–	(26,838)	–	(26,838)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(380)	–	(380)
Interest Rate Swaps*
Unrealized Appreciation	–	743	–	743
Unrealized Depreciation	–	(2,193)	–	(2,193)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(739)	–	(739)
Interest Rate Swaps*
Unrealized Appreciation	–	2,485	–	2,485
Unrealized Depreciation	–	(6,633)	–	(6,633)
Total Other Financial Instruments	1,703	(10,576)	–	(8,873)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Emerging Markets Debt Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Liquidity Fund, LP	$8,687	$40,703	$(46,119)	$—	$—	$3,271	$26	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Real Return Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.5%
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$12,365	$12,467
2.375%, 01/15/2027	7,945	8,202
2.000%, 01/15/2026	7,938	8,004
1.625%, 10/15/2027	10,144	10,256
0.625%, 01/15/2024	21,953	21,521
0.625%, 01/15/2026	16,792	16,255
0.500%, 04/15/2024	12,261	11,956
0.375%, 07/15/2025	19,973	19,290
0.375%, 01/15/2027	15,878	15,144
0.375%, 07/15/2027	17,489	16,691
0.250%, 01/15/2025	18,200	17,567
0.125%, 07/15/2024	19,918	19,331
0.125%, 10/15/2024	17,691	17,108
0.125%, 04/15/2025	14,512	13,911
0.125%, 10/15/2025	17,210	16,497
0.125%, 10/15/2025	347	332
0.125%, 04/15/2026	13,770	13,055
0.125%, 07/15/2026	17,039	16,205
0.125%, 10/15/2026	18,782	17,826
0.125%, 04/15/2027	19,635	18,501

Total U.S. Treasury Obligations
(Cost $309,217) ($ Thousands)		290,119

Total Investments in Securities — 98.5%
(Cost $309,217) ($ Thousands)		$290,119

Percentages are based on Net Assets of $294,646 ($ Thousands).

As of November 30, 2022, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 33.9%
U.S. Treasury Bills
4.493%, 04/27/2023 (A)	$1,405	$1,380
4.431%, 04/20/2023 (A)	8,275	8,135
U.S. Treasury Notes
4.500%, 11/30/2024	60,820	61,000
4.500%, 11/15/2025	59,996	60,671
4.250%, 09/30/2024	745	743
3.250%, 06/30/2027	23,460	22,850
2.125%, 05/15/2025	6,000	5,709
1.750%, 12/31/2024	59,580	56,571
0.500%, 03/31/2025	41,535	38,162
0.500%, 02/28/2026	15,230	13,598
0.375%, 04/15/2024	89,795	84,754
0.250%, 06/15/2024	93,550	87,586
0.250%, 09/30/2025	25,260	22,727
0.125%, 12/15/2023	70,500	67,214

Total U.S. Treasury Obligations
(Cost $547,649) ($ Thousands)		531,100

CORPORATE OBLIGATIONS — 30.3%
Communication Services — 0.7%
AT&T
2.300%, 06/01/2027	2,000	1,800
Level 3 Financing
3.400%, 03/01/2027 (B)	700	597
Magallanes
3.755%, 03/15/2027 (B)	2,400	2,187
Netflix
5.875%, 02/15/2025	915	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	$1,000	$984
4.738%, 03/20/2025 (B)	1,031	1,018
Take-Two Interactive Software
3.300%, 03/28/2024	1,140	1,110
T-Mobile USA
3.875%, 04/15/2030	770	707
3.750%, 04/15/2027	640	606
2.250%, 02/15/2026	705	646

		10,579

Consumer Discretionary — 0.8%
7-Eleven
0.800%, 02/10/2024 (B)	12,395	11,760
Alimentation Couche-Tard
3.550%, 07/26/2027 (B)	400	369
Hyatt Hotels
1.300%, 10/01/2023	1,400	1,352

		13,481

Consumer Staples — 2.6%
BAT Capital
3.557%, 08/15/2027	895	816
3.222%, 08/15/2024	860	830
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	233
4.250%, 12/15/2025 (B)	580	562
3.875%, 12/15/2023 (B)	745	733
2.850%, 04/15/2025 (B)	520	488
CommonSpirit Health
2.760%, 10/01/2024	945	904
1.547%, 10/01/2025	10,550	9,481
Constellation Brands
4.350%, 05/09/2027	695	679
Fresenius US Finance II
4.500%, 01/15/2023 (B)	955	952
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2027	1,125	1,050
3.024%, 03/24/2024	4,375	4,247
Hormel Foods
0.650%, 06/03/2024	8,800	8,276
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	1,035	988
JBS USA LUX / JBS USA Food / JBS USA Finance
5.125%, 02/01/2028 (B)	520	496
3.000%, 02/02/2029 (B)	1,025	860
Keurig Dr Pepper
0.750%, 03/15/2024	7,575	7,170

		38,765

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 1.6%
Enbridge
0.550%, 10/04/2023	$11,500	$11,054
Energy Transfer
5.950%, 12/01/2025	748	759
4.250%, 04/01/2024	250	245
4.050%, 03/15/2025	1,000	971
Petroleos Mexicanos
6.700%, 02/16/2032	1,089	842
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	11,985	11,605

		25,476

Financials — 15.9%
American Express
2.250%, 03/04/2025	2,485	2,348
Athene Global Funding
4.527%, SOFRINDX + 0.700%, 05/24/2024 (B)(C)	920	902
2.514%, 03/08/2024 (B)	575	551
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	842
2.750%, 02/21/2028 (B)	580	467
2.528%, 11/18/2027 (B)	133	107
Bank of America MTN
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (C)	465	431
1.319%, U.S. SOFR + 1.150%, 06/19/2026 (C)	10,315	9,307
0.810%, U.S. SOFR + 0.740%, 10/24/2024 (C)	9,200	8,788
Bank of Montreal
3.750%, 07/25/2025 (B)	5,510	5,370
Bank of Montreal MTN
2.150%, 03/08/2024	10,780	10,417
Bank of New York Mellon MTN
3.442%, ICE LIBOR USD 3 Month + 1.069%, 02/07/2028 (C)	1,165	1,095
3.430%, U.S. SOFR + 0.565%, 06/13/2025 (C)	10,845	10,602
Bank of Nova Scotia
3.450%, 04/11/2025	10,175	9,845
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	10,660	10,272
Capital One Financial
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (C)	995	928
Citigroup
3.668%, ICE LIBOR USD 3 Month + 1.390%, 07/24/2028 (C)	1,805	1,671
3.290%, U.S. SOFR + 1.528%, 03/17/2026 (C)	1,645	1,564

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.981%, U.S. SOFR + 0.669%, 05/01/2025 (C)	$8,965	$8,363
Corebridge Financial
3.500%, 04/04/2025 (B)	6,190	5,928
Credit Suisse Group
6.442%, U.S. SOFR + 3.700%, 08/11/2028 (B)(C)	1,340	1,216
4.282%, 01/09/2028 (B)	1,075	876
3.869%, ICE LIBOR USD 3 Month + 1.410%, 01/12/2029 (B)(C)	770	615
2.593%, U.S. SOFR + 1.560%, 09/11/2025 (B)(C)	2,210	1,958
Discover Bank
2.450%, 09/12/2024	987	933
DNB Bank
0.856%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.330%, 09/30/2025 (B)(C)	1,405	1,289
F&G Global Funding
0.900%, 09/20/2024 (B)	10,100	9,218
General Electric MTN
4.912%, ICE LIBOR USD 3 Month + 0.380%, 05/05/2026 (C)	330	316
Goldman Sachs Group
0.925%, U.S. SOFR + 0.486%, 10/21/2024 (C)	13,525	12,900
HSBC Holdings PLC
0.976%, U.S. SOFR + 0.708%, 05/24/2025 (C)	5,000	4,600
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (C)	7,770	7,604
ING Groep
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (C)	1,230	1,181
Jackson National Life Global Funding
1.750%, 01/12/2025 (B)	5,650	5,234
JPMorgan Chase
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (C)	11,510	11,372
3.540%, ICE LIBOR USD 3 Month + 1.380%, 05/01/2028 (C)	465	432
2.947%, U.S. SOFR + 1.170%, 02/24/2028 (C)	2,595	2,360
2.595%, U.S. SOFR + 0.915%, 02/24/2026 (C)	385	363
1.561%, U.S. SOFR + 0.605%, 12/10/2025 (C)	8,120	7,500
0.697%, U.S. SOFR + 0.580%, 03/16/2024 (C)	2,325	2,291

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lloyds Banking Group PLC
4.716%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 08/11/2026 (C)	$2,190	$2,125
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (C)	620	534
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (B)(C)	705	610
Macquarie Group MTN
1.201%, U.S. SOFR + 0.694%, 10/14/2025 (B)(C)	910	831
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,347
Morgan Stanley MTN
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (C)	2,775	2,465
1.164%, U.S. SOFR + 0.560%, 10/21/2025 (C)	11,730	10,730
0.791%, U.S. SOFR + 0.509%, 01/22/2025 (C)	725	682
0.529%, U.S. SOFR + 0.455%, 01/25/2024 (C)	2,745	2,719
National Securities Clearing
5.050%, 11/21/2024 (B)	7,700	7,712
Nationwide Building Society
4.363%, ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (B)(C)	335	330
3.766%, ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (B)(C)	350	347
0.550%, 01/22/2024 (B)	9,170	8,689
Nationwide Mutual Insurance
5.583%, ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (B)(C)	1,000	1,000
New York Life Global Funding MTN
3.150%, 06/06/2024 (B)	12,010	11,694
Park Aerospace Holdings
4.500%, 03/15/2023 (B)	170	169
Royal Bank of Canada MTN
1.600%, 01/21/2025	11,675	10,904
Santander UK Group Holdings PLC
4.796%, ICE LIBOR USD 3 Month + 1.570%, 11/15/2024 (C)	410	402
3.373%, ICE LIBOR USD 3 Month + 1.080%, 01/05/2024 (C)	355	354
1.089%, U.S. SOFR + 0.787%, 03/15/2025 (C)	200	186
Toronto-Dominion Bank
3.815%, 07/25/2025 (B)	6,135	5,990
Trinity Acquisition
4.625%, 08/15/2023	860	853

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (B)(C)	$385	$372
Wells Fargo
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (C)	2,145	1,998
Wells Fargo MTN
3.526%, U.S. SOFR + 1.510%, 03/24/2028 (C)	3,950	3,669
2.406%, U.S. SOFR + 1.087%, 10/30/2025 (C)	10,735	10,117
Willis North America
4.650%, 06/15/2027	615	597

		250,482

Health Care — 1.6%
AbbVie
3.800%, 03/15/2025	35	34
3.750%, 11/14/2023	550	543
Baxter International
0.868%, 12/01/2023	8,655	8,284
HCA
5.250%, 04/15/2025	465	464
5.000%, 03/15/2024	610	608
3.125%, 03/15/2027 (B)	1,000	910
Humana
3.850%, 10/01/2024	1,500	1,472
Illumina
5.800%, 12/12/2025	1,200	1,206
PerkinElmer
0.850%, 09/15/2024	1,170	1,081
Royalty Pharma PLC
0.750%, 09/02/2023	985	951
Thermo Fisher Scientific
1.215%, 10/18/2024	10,155	9,502

		25,055

Industrials — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/2024	580	572
2.450%, 10/29/2026	255	224
1.650%, 10/29/2024	650	598
Air Lease
3.375%, 07/01/2025	400	378
2.200%, 01/15/2027	770	672
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	602
Boeing
1.433%, 02/04/2024	680	649

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
1.350%, 12/02/2024	$910	$847
Parker-Hannifin
3.650%, 06/15/2024	10,840	10,596
Sydney Airport Finance
3.900%, 03/22/2023 (B)	965	961

		16,099

Information Technology — 1.5%
Broadcom
3.625%, 01/15/2024	9,320	9,157
Fidelity National Information Services
4.500%, 07/15/2025	945	931
Global Payments
2.150%, 01/15/2027	1,725	1,496
Oracle
5.800%, 11/10/2025	660	676
1.650%, 03/25/2026	1,865	1,674
Skyworks Solutions
0.900%, 06/01/2023	1,145	1,119
VMware
1.000%, 08/15/2024	9,175	8,543

		23,596

Materials — 0.2%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,131
Berry Global
0.950%, 02/15/2024	1,415	1,344

		2,475

Real Estate — 0.5%
Camden Property Trust
2.950%, 12/15/2022	1,490	1,489
GLP Capital LP / GLP Financing II
5.375%, 11/01/2023	2,803	2,776
Hudson Pacific Properties
5.950%, 02/15/2028	545	517
Kilroy Realty
3.450%, 12/15/2024	920	874
Piedmont Operating Partnership
3.400%, 06/01/2023	690	689
VICI Properties
5.750%, 02/01/2027 (B)	480	465
5.625%, 05/01/2024 (B)	125	124
4.625%, 06/15/2025 (B)	625	598
4.250%, 12/01/2026 (B)	245	228

		7,760

Utilities — 3.8%
American Electric Power
5.750%, 11/01/2027	550	565

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.031%, 03/15/2024	$5,795	$5,568
Dominion Energy
3.300%, 03/15/2025	1,570	1,509
2.450%, 01/15/2023 (B)	500	498
DTE Energy
4.220%, 11/01/2024 (D)	8,830	8,694
Duke Energy
3.750%, 04/15/2024	7,200	7,089
Eversource Energy
4.200%, 06/27/2024	11,020	10,869
2.900%, 03/01/2027	1,505	1,381
Exelon
2.750%, 03/15/2027 (B)	505	466
ITC Holdings
4.950%, 09/22/2027 (B)	1,000	993
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	1,545	1,525
Metropolitan Edison
4.000%, 04/15/2025 (B)	315	301
Monongahela Power
4.100%, 04/15/2024 (B)	815	799
NextEra Energy Capital Holdings
4.255%, 09/01/2024	7,355	7,260
2.940%, 03/21/2024	745	724
0.650%, 03/01/2023	1,250	1,237
PacifiCorp
3.600%, 04/01/2024	7,405	7,295
Public Service Enterprise Group
2.875%, 06/15/2024	2,825	2,727

		59,500

Total Corporate Obligations
(Cost $493,178) ($ Thousands)		473,268

MORTGAGE-BACKED SECURITIES — 20.6%
Agency Mortgage-Backed Obligations — 10.2%
FHLB
2.200%, 02/28/2025	7,815	7,411
FHLMC
4.050%, 07/21/2025	11,005	10,803
4.000%, 12/30/2024	6,275	6,170
3.500%, 02/01/2034 to 12/01/2034	4,889	4,718
2.500%, 09/01/2030 to 01/01/2052	3,746	3,310
2.000%, 03/01/2052	2,622	2,162
FHLMC ARM
2.356%, ICE LIBOR USD 12 Month + 1.486%, 03/01/2037(C)	5	5
FHLMC CMO, Ser 2005-2922, Cl FE
4.123%, LIBOR USD 1 Month + 0.250%, 02/15/2035(C)	494	487

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2005-2990, Cl LK
4.243%, LIBOR USD 1 Month + 0.370%, 10/15/2034(C)	$653	$648
FHLMC CMO, Ser 2006-3102, Cl FB
4.173%, LIBOR USD 1 Month + 0.300%, 01/15/2036(C)	253	251
FHLMC CMO, Ser 2006-3136, Cl KF
4.173%, LIBOR USD 1 Month + 0.300%, 04/15/2036(C)	266	264
FHLMC CMO, Ser 2009-3616, Cl FG
4.523%, LIBOR USD 1 Month + 0.650%, 03/15/2032(C)	293	291
FHLMC CMO, Ser 2010-3762, Cl FP
4.323%, LIBOR USD 1 Month + 0.450%, 03/15/2040(C)	60	60
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	165	161
FHLMC CMO, Ser 2011-3895, Cl FM
4.223%, LIBOR USD 1 Month + 0.350%, 12/15/2040(C)	140	140
FHLMC CMO, Ser 2011-3946, Cl FG
4.223%, LIBOR USD 1 Month + 0.350%, 10/15/2039(C)	4	4
FHLMC CMO, Ser 2011-3960, Cl JF
4.323%, LIBOR USD 1 Month + 0.450%, 04/15/2041(C)	32	32
FHLMC CMO, Ser 2012-4048, Cl GF
4.223%, LIBOR USD 1 Month + 0.350%, 10/15/2040(C)	44	44
FHLMC CMO, Ser 2012-4094, Cl BF
4.273%, LIBOR USD 1 Month + 0.400%, 08/15/2032(C)	444	442
FHLMC CMO, Ser 2012-4102, Cl LF
4.123%, LIBOR USD 1 Month + 0.250%, 01/15/2040(C)	88	87
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	212	203
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	188	181
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	257	247
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	79	79
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	21	21
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
4.165%, LIBOR USD 1 Month + 0.360%, 08/25/2024(C)	156	156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
4.165%, ICE LIBOR USD 1 Month + 0.360%, 09/25/2027(C)	$84	$83
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
4.135%, LIBOR USD 1 Month + 0.330%, 09/25/2024(C)	309	307
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
4.125%, LIBOR USD 1 Month + 0.320%, 11/25/2024(C)	213	212
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
4.145%, LIBOR USD 1 Month + 0.340%, 11/25/2027(C)	43	43
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
4.045%, ICE LIBOR USD 1 Month + 0.240%, 01/25/2028(C)	425	420
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
4.205%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(C)	328	325
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
4.295%, ICE LIBOR USD 1 Month + 0.490%, 07/25/2026(C)	688	684
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
4.095%, ICE LIBOR USD 1 Month + 0.290%, 08/25/2027(C)	454	445
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	525	499
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	655	638
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ31, Cl A1
0.569%, 05/25/2026	612	587
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ32, Cl A1
0.516%, 06/25/2025	660	623
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	807	735
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,286	2,073
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	900	859

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
2.788%, 12 Month Treas Avg + 0.740%, 05/25/2044(C)	$422	$422
FNMA
3.500%, 05/01/2035	1,346	1,299
3.000%, 10/01/2030 to 02/01/2035	4,965	4,756
2.999%, 01/01/2026(C)	884	847
2.500%, 02/01/2031 to 11/01/2034	3,820	3,612
2.000%, 12/01/2036	2,267	2,046
FNMA CMO, Ser 2005-83, Cl FP
4.346%, LIBOR USD 1 Month + 0.330%, 10/25/2035(C)	575	566
FNMA CMO, Ser 2006-31, Cl FP
4.316%, LIBOR USD 1 Month + 0.300%, 05/25/2036(C)	101	99
FNMA CMO, Ser 2006-56, Cl FE
4.446%, LIBOR USD 1 Month + 0.430%, 07/25/2036(C)	484	478
FNMA CMO, Ser 2007-98, Cl FD
4.466%, LIBOR USD 1 Month + 0.450%, 06/25/2037(C)	280	276
FNMA CMO, Ser 2008-24, Cl PF
4.666%, LIBOR USD 1 Month + 0.650%, 02/25/2038(C)	112	112
FNMA CMO, Ser 2010-43, Cl VF
4.566%, LIBOR USD 1 Month + 0.550%, 05/25/2040(C)	352	349
FNMA CMO, Ser 2012-111, Cl NF
4.366%, LIBOR USD 1 Month + 0.350%, 05/25/2042(C)	501	491
FNMA CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	584	549
FNMA CMO, Ser 2012-54, Cl CF
4.716%, LIBOR USD 1 Month + 0.700%, 05/25/2042(C)	165	164
FNMA CMO, Ser 2012-93, Cl GF
4.266%, LIBOR USD 1 Month + 0.250%, 07/25/2040(C)	–	–
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	200	193
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	3	3
FNMA CMO, Ser 2016-48, Cl UF
4.416%, LIBOR USD 1 Month + 0.400%, 08/25/2046(C)	213	210
FNMA CMO, Ser 2020-10, Cl FA
4.516%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2050(C)	1,282	1,253
FNMA REMIC CMO, Ser 2019-79, Cl FA
4.516%, ICE LIBOR USD 1 Month + 0.500%, 01/25/2050(C)	437	427

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Ser K33, Cl B
3.610%, 08/25/2046(B)(C)	$2,000	$1,958
FREMF Mortgage Trust, Ser K35, Cl B
4.067%, 12/25/2046(B)(C)	3,175	3,124
FREMF Mortgage Trust, Ser K37, Cl B
4.716%, 01/25/2047(B)(C)	1,000	979
FRESB Mortgage Trust, Ser SB53, Cl A10F
3.660%, 06/25/2028(C)	564	542
GNMA
3.000%, 01/20/2027 to 02/20/2028	759	734
GNMA ARM
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2041(C)	79	78
GNMA CMO, Ser 2007-1, Cl F
4.239%, LIBOR USD 1 Month + 0.300%, 01/20/2037(C)	380	376
GNMA CMO, Ser 2010-98, Cl QF
4.339%, LIBOR USD 1 Month + 0.400%, 01/20/2040(C)	184	184
GNMA CMO, Ser 2011-151, Cl BF
4.289%, LIBOR USD 1 Month + 0.350%, 04/20/2041(C)	306	302
GNMA CMO, Ser 2012-77, Cl FM
4.557%, LIBOR USD 1 Month + 0.670%, 11/16/2039(C)	456	457
GNMA TBA
2.500%, 12/15/2052	10,075	8,853
GNMA, Ser 157, Cl C
3.150%, 10/16/2054(C)	1,172	1,140
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	423	418
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(C)	759	734
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(C)	509	480
UMBS TBA
5.000%, 12/15/2052	15,575	15,497
4.500%, 12/15/2052	14,975	14,575
4.000%, 12/14/2039	2,325	2,199
3.000%, 12/12/2042	11,175	9,889
2.500%, 01/15/2053	25,275	21,639
2.000%, 01/15/2053	13,050	10,759

		159,979
Non-Agency Mortgage-Backed Obligations — 10.4%
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
4.876%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(B)(C)	825	785

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	$1,283	$1,234
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
3.846%, 07/26/2036(B)(C)	2,374	2,266
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.015%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(B)(C)	1,000	969
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	949	898
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	8,816
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	458	431
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,750	1,726
BMO Mortgage Trust, Ser C3, Cl A1
5.430%, 09/15/2054(C)	1,865	1,844
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
4.527%, ICE LIBOR USD 1 Month + 0.652%, 05/15/2038(B)(C)	1,577	1,510
BX Commercial Mortgage Trust, Ser VKNG, Cl A
4.805%, ICE LIBOR USD 1 Month + 0.930%, 10/15/2037(B)(C)	1,146	1,109
BX Trust, Ser SDMF, Cl A
4.464%, ICE LIBOR USD 1 Month + 0.589%, 09/15/2034(B)(C)	1,921	1,831
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	5,282	4,986
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,867	1,779
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
4.494%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2036(C)	295	293
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	1,160	1,099
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
5.366%, ICE LIBOR USD 1 Month + 1.350%, 10/25/2037(B)(C)	142	141
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	962	935
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl AAB
3.608%, 11/10/2048	3,827	3,705

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	$1,115	$1,084
Citigroup Commercial Mortgage Trust, Ser B2, Cl AAB
3.962%, 03/10/2051	6,610	6,332
Citigroup Commercial Mortgage Trust, Ser GC36, Cl AAB
3.368%, 02/10/2049	868	833
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	1,315	1,260
Citigroup Commercial Mortgage Trust, Ser PRM2, Cl A
4.826%, ICE LIBOR USD 1 Month + 0.950%, 10/15/2036(B)(C)	1,782	1,707
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
4.306%, ICE LIBOR USD 1 Month + 0.290%, 09/25/2036(B)(C)	1,932	1,830
Cold Storage Trust, Ser 2020-ICE5, Cl A
4.775%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037(B)(C)	1,474	1,432
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	69	69
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	167	166
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	51	49
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	795	778
COMM Mortgage Trust, Ser CR13, Cl A3
3.928%, 11/10/2046	889	870
COMM Mortgage Trust, Ser CR14, Cl A2
3.147%, 02/10/2047	1,027	1,013
COMM Mortgage Trust, Ser CR8, Cl AM
3.897%, 06/10/2046(B)(C)	750	741
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,365	1,313
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
6.071%, SOFR30A + 2.550%, 07/25/2042(B)(C)	1,739	1,727
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	31	30
CSMC Series, Ser 2014-6R, Cl 15A2
3.886%, ICE LIBOR USD 1 Month + 0.150%, 11/27/2036(B)(C)	1,176	1,115

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSMC Series, Ser 2015-6R, Cl 2A1
3.338%, ICE LIBOR USD 1 Month + 0.200%, 11/27/2046(B)(C)	$2,242	$2,172
CSMC Trust, Ser 2022-RPL3, Cl A1
3.637%, 03/25/2061(B)(C)	1,993	1,962
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
4.658%, ICE LIBOR USD 1 Month + 0.803%, 05/15/2035(B)(C)	1,773	1,733
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	1,381	1,315
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
4.969%, ICE LIBOR USD 1 Month + 1.030%, 12/19/2030(B)(C)	1,600	1,544
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.821%, SOFR30A + 1.300%, 02/25/2042(B)(C)	1,121	1,100
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
4.154%, ICE LIBOR USD 1 Month + 0.110%, 12/25/2037(C)	2,011	1,843
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	2,967	2,493
Great Wolf Trust, Ser WOLF, Cl A
4.909%, ICE LIBOR USD 1 Month + 1.034%, 12/15/2036(B)(C)	1,500	1,447
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	247	245
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046(C)	82	82
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	133	132
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	2,091	1,991
GS Mortgage Securities Trust, Ser GC14, Cl A4
3.955%, 08/10/2046	1,294	1,278
GS Mortgage Securities Trust, Ser GS5, Cl AAB
3.467%, 03/10/2050	1,001	954
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	771	770
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	750	720
GSAA Home Equity Trust, Ser 2005-6, Cl M1
4.689%, ICE LIBOR USD 1 Month + 0.645%, 06/25/2035(C)	1,162	1,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
4.784%, ICE LIBOR USD 1 Month + 0.740%, 10/25/2035(C)	$2	$2
GSAA Home Equity Trust, Ser 2007-8, Cl A3
4.944%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2037(C)	465	446
Houston Galleria Mall Trust, Ser HGLR, Cl A1A1
3.087%, 03/05/2037(B)	1,000	920
Independence Plaza Trust, Ser INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,024
Irvine Core Office Trust, Ser IRV, Cl B
3.279%, 05/15/2048(B)(C)	1,600	1,568
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	86	85
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	859	842
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	1,396	1,350
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	5,244	4,999
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	626	598
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	782	773
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	117	117
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
4.675%, ICE LIBOR USD 1 Month + 0.800%, 04/15/2038(B)(C)	926	896
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	3,672	3,496
JPMorgan Chase Commercial Mortgage Securities Trust, Ser MARG, Cl A
4.975%, ICE LIBOR USD 1 Month + 1.100%, 05/15/2034(B)(C)	1,418	1,391
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
4.847%, SOFR30A + 1.300%, 03/25/2051(B)(C)	2,748	2,443
Key Commercial Mortgage Securities Trust, Ser S1, Cl A1
3.723%, 10/15/2053(B)	593	582

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
2.363%, 09/25/2026(B)(D)	$2,500	$2,317
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	2,752	2,740
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
4.504%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2029(C)	196	177
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
4.976%, ICE LIBOR USD 1 Month + 1.101%, 04/15/2038(B)(C)	11,040	10,519
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	2,593	2,385
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	80	79
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	117	115
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	238	234
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	434	420
Morgan Stanley Capital I, Ser HR2, Cl ASB
3.509%, 12/15/2050	1,310	1,250
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
4.274%, ICE LIBOR USD 1 Month + 0.230%, 03/25/2037(C)	192	190
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
4.364%, ICE LIBOR USD 1 Month + 0.320%, 04/25/2037(C)	655	629
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
4.234%, ICE LIBOR USD 1 Month + 0.190%, 04/25/2037(C)	1,592	1,512
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(C)	5,781	4,845
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates 2005-2, Ser 2005-2, Cl M5
5.019%, ICE LIBOR USD 1 Month + 0.975%, 04/25/2035(C)	756	740
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	5,797	4,783

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RASC Series Trust, Ser 2005-EMX2, Cl M5
5.094%, ICE LIBOR USD 1 Month + 0.700%, 07/25/2035(C)	$1,064	$1,051
RASC Trust, Ser 2006-KS6, Cl A4
4.294%, ICE LIBOR USD 1 Month + 0.250%, 08/25/2036(C)	14	14
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/15/2032(B)(C)	2,010	1,930
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
4.614%, ICE LIBOR USD 1 Month + 0.570%, 05/25/2035(C)	106	105
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
4.294%, ICE LIBOR USD 1 Month + 0.250%, 09/25/2036(C)	89	89
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
4.504%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2037(B)(C)	76	76
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	2,497	2,298
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,285	1,131
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	1,885	1,676
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	982	920
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	1,000	954
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	1,597	1,577
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
4.564%, ICE LIBOR USD 1 Month + 0.520%, 11/25/2045(C)	946	838
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	1,428	1,381
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	815	786
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	656	625

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	$2,052	$1,946
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,762	1,682
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	1,100	1,053
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	1,724	1,602
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	1,489	1,446
Wells Fargo Commercial Mortgage Trust, Ser SMP, Cl A
4.748%, ICE LIBOR USD 1 Month + 0.875%, 12/15/2034(B)(C)	1,125	1,092
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	979	955
WFRBS Commercial Mortgage Trust, Ser C21, Cl A5
3.678%, 08/15/2047	1,183	1,140

		162,452
Total Mortgage-Backed Securities
(Cost $333,325) ($ Thousands)		322,431

ASSET-BACKED SECURITIES — 14.7%
Automotive — 4.1%

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/2026 (B)	2,460	2,377
Americredit Automobile Receivables Trust, Ser 2019-1, Cl D
3.620%, 03/18/2025	2,375	2,327
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,042
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	2,762	2,648
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (B)	3,743	3,492
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	2,000	1,912

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	$2,470	$2,249
DT Auto Owner Trust, Ser 2022-1A, Cl B
2.430%, 09/15/2026 (B)	4,770	4,571
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	8,195	8,051
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (B)	360	332
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	2,550	2,379
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,015
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	2,450	2,320
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	2,400	2,194
Ford Credit Auto Owner Trust, Ser 2018-2, Cl A
3.470%, 01/15/2030 (B)	1,675	1,653
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (B)	449	437
Prestige Auto Receivables Trust, Ser 2022-1A, Cl B
6.550%, 07/17/2028 (B)	1,000	998
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl A4
0.540%, 04/15/2025 (B)	–	–
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	4,710	4,587
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/2028 (B)	1,250	1,240
Santander Drive Auto Receivables Trust, Ser 2019-2, Cl D
3.220%, 07/15/2025	1,334	1,324
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	2,500	2,373
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl B
0.880%, 06/15/2026	1,560	1,518
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A3
3.760%, 04/15/2027	5,024	4,891

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (B)	$1,700	$1,587
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (B)	4,110	3,903
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,750
		65,170

Credit Cards — 1.3%

American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	2,650	2,579
American Express Credit Account Master Trust, Ser 2022-4, Cl A
4.950%, 10/15/2027	1,900	1,909
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	8,680	8,391
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A
4.950%, 10/15/2027	3,720	3,736
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (B)	3,500	3,263
Master Credit Card Trust, Ser 2021-1A, Cl B
0.790%, 11/21/2025 (B)	550	512
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	750	723
		21,113

Other Asset-Backed Securities — 9.3%

Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
4.749%, ICE LIBOR USD 1 Month + 0.705%, 11/25/2035 (C)	1,320	1,286
AMMC CLO IX, Ser 2019-19A, Cl AR
5.219%, ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (B)(C)	1,074	1,068
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
5.375%, ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (B)(C)	1,090	1,077
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	425	417
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	400	370
BANK, Ser BNK7, Cl ASB
3.265%, 09/15/2060	2,535	2,414
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	2,206	2,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Barings CLO, Ser 2017-IA, Cl AR
5.043%, ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (B)(C)	$1,317	$1,303
Barings CLO, Ser 2018-3A, Cl A1
5.193%, ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (B)(C)	468	462
BBCMS Trust, Ser BXH, Cl A
4.873%, ICE LIBOR USD 1 Month + 1.000%, 10/15/2037 (B)(C)	1,200	1,151
BDS, Ser 2019-FL4, Cl AS
5.311%, ICE LIBOR USD 1 Month + 1.400%, 08/15/2036 (B)(C)	1,000	986
Bear Stearns Asset Backed Securities Trust, Ser 2005-HE6, Cl M2
5.049%, ICE LIBOR USD 1 Month + 1.005%, 06/25/2035 (C)	469	467
Bear Stearns Asset Backed Securities Trust, Ser 2006-2, Cl M5
6.069%, ICE LIBOR USD 1 Month + 2.025%, 07/25/2036 (C)	1,648	1,636
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
4.194%, ICE LIBOR USD 1 Month + 0.150%, 11/25/2036 (C)	2,638	2,500
BSPRT Issuer, Ser 2019-FL5, Cl A
5.025%, ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (B)(C)	259	256
Cedar Funding II CLO, Ser 2021-1A, Cl AXR
5.093%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (B)(C)	1,994	1,987
CF Hippolyta Issuer LLC, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	1,097	971
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
4.524%, ICE LIBOR USD 1 Month + 0.480%, 11/25/2036 (C)	879	865
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.543%, ICE LIBOR USD 1 Month + 0.975%, 06/25/2035 (C)	261	258
Dryden 30 Senior Loan Fund, Ser 2017-30A, Cl AR
5.426%, ICE LIBOR USD 3 Month + 0.820%, 11/15/2028 (B)(C)	631	620
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
5.016%, ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (B)(C)	1,005	993
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF15, Cl A5
4.204%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (C)	1,604	1,557

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
4.294%, ICE LIBOR USD 1 Month + 0.250%, 06/25/2036 (C)	$1,534	$1,499
Ford Credit Floorplan Master Owner Trust A, Ser 2019-4, Cl A
2.440%, 09/15/2026	12,000	11,404
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
4.704%, ICE LIBOR USD 1 Month + 0.660%, 01/25/2036 (C)	2,626	2,398
FS Rialto, Ser 2019-FL1, Cl A
5.087%, ICE LIBOR USD 1 Month + 1.200%, 12/16/2036 (B)(C)	922	915
GSAMP Trust, Ser 2006-HE3, Cl A2C
4.364%, ICE LIBOR USD 1 Month + 0.320%, 05/25/2046 (C)	22	22
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,687	1,585
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
4.584%, ICE LIBOR USD 1 Month + 0.540%, 12/25/2035 (C)	807	796
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
4.629%, ICE LIBOR USD 1 Month + 0.585%, 01/25/2036 (C)	698	684
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
4.524%, ICE LIBOR USD 1 Month + 0.240%, 05/25/2037 (C)	1,729	1,708
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
4.389%, ICE LIBOR USD 1 Month + 0.230%, 05/25/2037 (C)	3,000	2,834
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
4.364%, ICE LIBOR USD 1 Month + 0.160%, 06/25/2037 (C)	1,963	1,928
Kubota Credit Owner Trust, Ser 2020-1A, Cl A4
2.260%, 07/15/2026 (B)	1,332	1,298
LCM XXI, Ser 2018-21A, Cl AR
5.123%, ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (B)(C)	1,038	1,029
LCM XXIV, Ser 2021-24A, Cl AR
5.223%, ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (B)(C)	1,211	1,187
LMREC, Ser 2019-CRE3, Cl A
5.444%, ICE LIBOR USD 1 Month + 1.400%, 12/22/2035 (B)(C)	1,469	1,443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding LII, Ser 2021-52A, Cl X
5.225%, ICE LIBOR USD 3 Month + 0.900%, 01/22/2035 (B)(C)	$2,105	$2,104
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
5.245%, ICE LIBOR USD 3 Month + 0.920%, 01/22/2028 (B)(C)	1,101	1,087
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.278%, ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (B)(C)	1,983	1,945
Magnetite XVI, Ser 2018-16A, Cl AR
4.994%, ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (B)(C)	547	542
Magnetite XVIII, Ser 2021-18A, Cl AR2
5.486%, ICE LIBOR USD 3 Month + 0.880%, 11/15/2028 (B)(C)	2,484	2,448
MF1, Ser 2020-FL4, Cl A
5.678%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	644	632
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
4.584%, ICE LIBOR USD 1 Month + 0.540%, 03/25/2036 (C)	563	532
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
5.044%, ICE LIBOR USD 1 Month + 1.000%, 07/25/2037 (C)	1,328	1,278
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	2,062	1,885
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	5,670	5,183
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,302	2,061
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	3,665	3,249
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	2,361	2,078
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	2,246	2,015
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	4,237	3,618
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	6,850	5,782

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2015-2, Cl A3
4.586%, ICE LIBOR USD 1 Month + 0.570%, 11/26/2040 (C)	$747	$714
Navient Student Loan Trust, Ser 2017-2A, Cl A
5.066%, ICE LIBOR USD 1 Month + 1.050%, 12/27/2066 (B)(C)	656	641
Navient Student Loan Trust, Ser 2017-3A, Cl A2
4.616%, ICE LIBOR USD 1 Month + 0.600%, 07/26/2066 (B)(C)	142	142
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
4.616%, ICE LIBOR USD 1 Month + 0.600%, 10/27/2036 (B)(C)	238	231
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	6,550	5,770
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
4.404%, ICE LIBOR USD 1 Month + 0.360%, 05/25/2036 (C)	2,499	2,425
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-1A, Cl A1
1.480%, 01/20/2051 (B)	818	727
One New York Plaza Trust, Ser 1NYP, Cl A
4.825%, ICE LIBOR USD 1 Month + 0.950%, 01/15/2036 (B)(C)	952	897
OneMain Financial Issuance Trust, Ser 2020-1A, Cl A
3.840%, 05/14/2032 (B)	1,812	1,795
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
4.584%, ICE LIBOR USD 1 Month + 0.540%, 03/25/2037 (C)	3,273	3,023
Palmer Square CLO, Ser 2018-1A, Cl A1
5.224%, ICE LIBOR USD 3 Month + 1.030%, 04/18/2031 (B)(C)	500	491
Palmer Square Loan Funding, Ser 2020-1A, Cl A1
5.475%, ICE LIBOR USD 3 Month + 0.800%, 02/20/2028 (B)(C)	356	352
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
5.475%, ICE LIBOR USD 3 Month + 0.800%, 05/20/2029 (B)(C)	1,321	1,304
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
4.724%, ICE LIBOR USD 1 Month + 0.680%, 12/25/2035 (C)	1,541	1,445
PFS Financing, Ser 2020-E, Cl A
1.000%, 10/15/2025 (B)	921	882

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/2026 (B)	$1,350	$1,265
PFS Financing, Ser 2022-B, Cl A
3.818%, SOFR30A + 0.600%, 02/15/2026 (B)(C)	2,400	2,373
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
5.166%, ICE LIBOR USD 1 Month + 1.150%, 09/25/2065 (B)(C)	1,063	1,048
Progress Residential Trust, Ser 2019-SFR3, Cl E
3.369%, 09/17/2036 (B)	1,110	1,038
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (B)	1,877	1,721
RAMP Series Trust, Ser 2006-NC2, Cl A3
4.624%, ICE LIBOR USD 1 Month + 0.580%, 02/25/2036 (C)	290	287
Reese Park CLO, Ser 2021-1A, Cl XR
4.979%, ICE LIBOR USD 3 Month + 0.900%, 10/15/2034 (B)(C)	1,100	1,100
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
4.214%, ICE LIBOR USD 1 Month + 0.170%, 10/25/2046 (C)	1,639	1,584
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
5.479%, ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (B)(C)	3,191	3,164
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (B)	883	847
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	664	623
SLC Student Loan Trust, Ser 2005-3, Cl A3
3.413%, ICE LIBOR USD 3 Month + 0.120%, 06/15/2029 (C)	205	204
SLC Student Loan Trust, Ser 2007-1, Cl A4
4.666%, ICE LIBOR USD 3 Month + 0.060%, 05/15/2029 (C)	611	588
SLM Student Loan Trust, Ser 2003-11, Cl A6
3.843%, ICE LIBOR USD 3 Month + 0.550%, 12/15/2025 (B)(C)	31	31
SLM Student Loan Trust, Ser 2005-4, Cl A3
4.478%, ICE LIBOR USD 3 Month + 0.120%, 01/25/2027 (C)	144	144
SLM Student Loan Trust, Ser 2005-5, Cl A4
4.498%, ICE LIBOR USD 3 Month + 0.140%, 10/25/2028 (C)	271	269
SLM Student Loan Trust, Ser 2012-2, Cl A
4.716%, ICE LIBOR USD 1 Month + 0.700%, 01/25/2029 (C)	818	782

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2013-2, Cl A
4.466%, ICE LIBOR USD 1 Month + 0.450%, 06/25/2043 (C)	$994	$945
SLM Student Loan Trust, Ser 2013-4, Cl A
4.566%, ICE LIBOR USD 1 Month + 0.550%, 06/25/2043 (C)	1,020	990
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	750	669
SoFi Professional Loan Program LLC, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	1,145	896
Stack Infrastructure Issuer LLC, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	740	701
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	1,000	883
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (B)	1,825	1,759
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (B)	1,545	1,490
TRTX Issuer, Ser 2019-FL3, Cl A
5.139%, TSFR1M + 1.264%, 10/15/2034 (B)(C)	521	520
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	1,086	947
Voya CLO, Ser 2021-2A, Cl A1R
5.059%, ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (B)(C)	1,874	1,842
Voya CLO, Ser 2021-3A, Cl XR
5.093%, ICE LIBOR USD 3 Month + 0.850%, 04/20/2034 (B)(C)	1,800	1,790
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
4.511%, ICE LIBOR USD 1 Month + 0.495%, 05/25/2036 (C)	1,100	1,089
		144,338

Total Asset-Backed Securities
(Cost $240,119) ($ Thousands)		230,621

MUNICIPAL BONDS — 3.8%
Alabama — 0.3%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,093

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 0.3%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	$3,475	$3,242
0.877%, 11/15/2023	2,350	2,263

		5,505

Florida — 0.4%
Hillsborough County, Aviation Authority, Sub-Ser, RB
2.036%, 10/01/2024	2,575	2,447
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	2,985
1.229%, 10/01/2025	370	335

		5,767

Illinois — 0.1%
Chicago O'Hare, International Airport, Ser D, RB
1.168%, 01/01/2024	2,375	2,280

Massachusetts — 0.1%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,000	973

Michigan — 0.3%
Michigan State, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,319

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,443

New York — 1.7%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	11,480	11,225
New York City, Housing Development, RB, HUD SECT 8
2.774%, 01/01/2024	6,650	6,474
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	747
New York State, Dormitory Authority, RB
0.887%, 03/15/2025 (E)	6,915	6,342
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	952

		25,740

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Limited Duration Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser D, RB
2.388%, 12/01/2023 (E)	$6,892	$6,736

Total Municipal Bonds
(Cost $62,930) ($ Thousands)		59,856

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	20,115,021	20,115

Total Cash Equivalent
(Cost $20,115) ($ Thousands)		20,115

Total Investments in Securities — 104.6%
(Cost $1,697,316) ($ Thousands)		$1,637,391

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	320	Mar-2023	$65,552	$65,715	$163

Short Contracts
U.S. 5-Year Treasury Note	(314)	Mar-2023	$(33,888)	$(34,091)	$(203)
U.S. Ultra Long Treasury Bond	(36)	Mar-2023	(4,825)	(4,906)	(81)
Ultra 10-Year U.S. Treasury Note	(123)	Mar-2023	(14,589)	(14,718)	(129)
			(53,302)	(53,715)	(413)
			$12,250	$12,000	$(250)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Percentages are based on Net Assets of $1,565,188 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $333,496 ($ Thousands), representing 21.3% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	531,100	–	531,100
Corporate Obligations	–	473,268	–	473,268
Mortgage-Backed Securities	–	322,431	–	322,431
Asset-Backed Securities	–	230,621	–	230,621
Municipal Bonds	–	59,856	–	59,856
Cash Equivalent	20,115	–	–	20,115
Total Investments in Securities	20,115	1,617,276	–	1,637,391

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	163	–	–	163
Unrealized Depreciation	(413)	–	–	(413)
Total Other Financial Instruments	(250)	–	–	(250)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$26,700	$1,065,641	$(1,072,226)	$—	$—	$20,115	$353	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 84.9%
Communication Services — 4.9%
Alphabet
2.250%, 08/15/2060	$1,273	$770
America Movil
6.125%, 03/30/2040	3,500	3,625
AT&T
8.750%, 11/15/2031	1,150	1,381
6.800%, 05/15/2036	2,915	3,061
4.900%, 08/15/2037	3,040	2,835
3.650%, 06/01/2051	3,295	2,413
3.650%, 09/15/2059	2,251	1,564
3.550%, 09/15/2055	1,580	1,108
2.250%, 02/01/2032	2,430	1,925
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	113
Comcast
6.450%, 03/15/2037	6,445	7,196
5.650%, 06/15/2035	310	325
5.350%, 11/15/2027	3,037	3,129
5.250%, 11/07/2025	1,500	1,526
4.200%, 08/15/2034	11,767	11,056
3.969%, 11/01/2047	3,618	2,936
3.950%, 10/15/2025	4,315	4,241
3.900%, 03/01/2038	1,515	1,324
3.400%, 04/01/2030	1,235	1,128
3.400%, 07/15/2046	1,215	907
3.375%, 02/15/2025	8,560	8,330
3.375%, 08/15/2025	2,525	2,448
3.300%, 02/01/2027	1,870	1,778
3.150%, 03/01/2026	3,675	3,516
2.987%, 11/01/2063	4,549	2,878
2.937%, 11/01/2056	5,978	3,875

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.887%, 11/01/2051	$3,585	$2,392
1.500%, 02/15/2031	15,895	12,548
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,749
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,771
Discovery Communications LLC
5.000%, 09/20/2037	1	1
2.950%, 03/20/2023	2,362	2,346
Magallanes
4.279%, 03/15/2032 (A)	2,625	2,229
Meta Platforms
4.450%, 08/15/2052 (A)	9,275	7,622
3.850%, 08/15/2032 (A)	6,200	5,547
NTT Finance
1.591%, 04/03/2028 (A)	3,545	2,999
1.162%, 04/03/2026 (A)	6,955	6,177
Paramount Global
6.875%, 04/30/2036	2,760	2,738
5.850%, 09/01/2043	614	520
4.375%, 03/15/2043	3,255	2,296
Time Warner Cable LLC
6.750%, 06/15/2039	1,635	1,589
6.550%, 05/01/2037	2,145	2,056
T-Mobile USA
4.500%, 04/15/2050	3,110	2,627
2.050%, 02/15/2028	4,220	3,644
Verizon Communications
7.750%, 12/01/2030	1,750	2,047
4.329%, 09/21/2028	3,235	3,145
4.272%, 01/15/2036	3,735	3,332
2.987%, 10/30/2056	1,857	1,171
1.750%, 01/20/2031	1,478	1,158
Walt Disney
6.400%, 12/15/2035	1,255	1,396
4.625%, 03/23/2040	810	771
3.600%, 01/13/2051	3,020	2,376
3.500%, 05/13/2040	5,760	4,737
2.750%, 09/01/2049	8,448	5,704
2.000%, 09/01/2029	2,575	2,180
Warnermedia Holdings
5.141%, 03/15/2052 (A)	6,585	5,102
5.050%, 03/15/2042 (A)	3,010	2,410

		174,768

Consumer Discretionary — 3.5%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,583
Amazon.com
3.950%, 04/13/2052	14,028	11,986
3.875%, 08/22/2037	4,520	4,072
3.100%, 05/12/2051	10,005	7,297

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.800%, 08/22/2024	$3,135	$3,048
1.650%, 05/12/2028	2,570	2,234
Aptiv PLC
2.396%, 02/18/2025	3,330	3,132
BMW US Capital LLC
3.250%, 04/01/2025 (A)	1,360	1,315
2.550%, 04/01/2031 (A)	11,170	9,353
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,621
3.250%, 06/02/2030 (A)	4,865	4,112
General Motors
4.875%, 10/02/2023	3,275	3,260
General Motors Financial
1.700%, 08/18/2023	7,660	7,457
Home Depot
4.500%, 09/15/2032	8,380	8,321
4.500%, 12/06/2048	2,090	1,931
4.400%, 03/15/2045	4,692	4,274
3.900%, 06/15/2047	1,505	1,270
3.500%, 09/15/2056	3,245	2,450
3.350%, 09/15/2025	620	603
3.350%, 04/15/2050	810	614
3.300%, 04/15/2040	935	757
3.250%, 04/15/2032	4,344	3,921
2.800%, 09/14/2027	3,515	3,290
2.750%, 09/15/2051	3,000	2,034
Hyundai Capital America
1.250%, 09/18/2023 (A)	5,250	5,072
Lowe's
5.625%, 04/15/2053	3,665	3,667
1.300%, 04/15/2028	3,000	2,527
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,665	3,937
Northwestern University
4.643%, 12/01/2044	120	116
3.662%, 12/01/2057	2,135	1,580
President & Fellows of Harvard College
3.745%, 11/15/2052	5,747	4,850
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	1,670
Target
4.500%, 09/15/2032	9,775	9,559
University of Southern California
5.250%, 10/01/2111	3,675	3,617
2.805%, 10/01/2050	209	142

		126,672

Consumer Staples — 4.3%
Altria Group
9.950%, 11/10/2038	1,818	2,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	$295	$276
4.700%, 02/01/2036	2,786	2,673
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,187
5.550%, 01/23/2049	3,395	3,476
4.750%, 01/23/2029	5,220	5,217
Archer-Daniels-Midland
2.700%, 09/15/2051	2,580	1,764
BAT Capital
4.390%, 08/15/2037	3,458	2,724
2.259%, 03/25/2028	5,425	4,548
Coca-Cola
2.000%, 03/05/2031	2,010	1,675
Costco Wholesale
1.600%, 04/20/2030	3,000	2,479
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,726	1,864
7.507%, 01/10/2032 (A)	1,197	1,252
6.036%, 12/10/2028	2,090	2,098
4.163%, 08/11/2036 (A)	1,743	1,558
Diageo Capital
5.300%, 10/24/2027	3,786	3,900
Hormel Foods
0.650%, 06/03/2024	2,975	2,798
JBS USA LUX / JBS USA Food / JBS USA Finance
6.500%, 12/01/2052 (A)	9,700	9,361
5.750%, 04/01/2033 (A)	3,165	3,066
5.125%, 02/01/2028 (A)	10,205	9,731
3.000%, 02/02/2029 (A)	3,030	2,542
2.500%, 01/15/2027 (A)	4,745	4,136
JDE Peet's
0.800%, 09/24/2024 (A)	11,080	10,104
Mars
4.200%, 04/01/2059 (A)	1,620	1,315
3.600%, 04/01/2034 (A)	1,790	1,580
3.200%, 04/01/2030 (A)	2,435	2,197
2.700%, 04/01/2025 (A)	6,210	5,944
Nestle Holdings
3.500%, 09/24/2025 (A)	5,540	5,401
PepsiCo
4.200%, 07/18/2052	1,730	1,614
1.625%, 05/01/2030	1,545	1,277
Philip Morris International
5.750%, 11/17/2032	3,295	3,393
5.625%, 11/17/2029	5,475	5,568
5.125%, 11/17/2027	6,270	6,283
4.500%, 03/20/2042	2,830	2,346
4.375%, 11/15/2041	2,207	1,799
3.875%, 08/21/2042	3,890	2,924

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.875%, 05/01/2026	$3,360	$2,957
Reynolds American
8.125%, 05/01/2040	980	1,039
7.250%, 06/15/2037	2,870	2,949
4.450%, 06/12/2025	1,810	1,777
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,957
1.930%, 12/13/2028 (A)	10,791	9,324
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,761

		152,104

Energy — 4.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor
3.337%, 12/15/2027	1,408	1,315
2.061%, 12/15/2026	3,887	3,500
BP Capital Markets America
3.937%, 09/21/2028	2,430	2,338
3.379%, 02/08/2061	3,191	2,267
3.060%, 06/17/2041	360	275
3.001%, 03/17/2052	1,940	1,324
3.000%, 02/24/2050	365	252
2.939%, 06/04/2051	3,920	2,678
2.772%, 11/10/2050	1,885	1,246
2.721%, 01/12/2032	1,630	1,381
BP Capital Markets PLC
3.723%, 11/28/2028	7,159	6,813
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	408
Cenovus Energy
6.750%, 11/15/2039	2,050	2,147
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,123
3.700%, 11/15/2029	2,205	2,011
2.742%, 12/31/2039	2,925	2,307
Chevron
2.895%, 03/03/2024	4,510	4,417
2.236%, 05/11/2030	7,687	6,629
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,785	3,313
ConocoPhillips
4.025%, 03/15/2062	4,165	3,404
Diamondback Energy
6.250%, 03/15/2033	4,130	4,274
3.125%, 03/24/2031	2,740	2,306
Energy Transfer
4.000%, 10/01/2027	1,470	1,379
Eni SpA
4.000%, 09/12/2023 (A)	6,800	6,697
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,179

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EOG Resources
4.375%, 04/15/2030	$2,130	$2,092
Equinor
3.250%, 11/18/2049	5,015	3,773
2.875%, 04/06/2025	3,480	3,347
Exxon Mobil
4.227%, 03/19/2040	2,035	1,869
4.114%, 03/01/2046	1,800	1,567
3.452%, 04/15/2051	3,500	2,712
3.095%, 08/16/2049	1,180	869
2.995%, 08/16/2039	2,830	2,217
1.571%, 04/15/2023	7,755	7,664
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,034
1.750%, 09/30/2027 (A)	3,593	3,320
Hess
6.000%, 01/15/2040	2,790	2,798
HF Sinclair
5.875%, 04/01/2026	2,080	2,093
MPLX
4.950%, 03/14/2052	2,580	2,146
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,885	3,631
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037 (A)	3,045	3,083
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,649
1.250%, 11/24/2023 (A)	7,665	7,365
Schlumberger Finance Canada
1.400%, 09/17/2025	3,315	3,036
Shell International Finance BV
6.375%, 12/15/2038	1,685	1,893
4.550%, 08/12/2043	3,295	3,028
4.125%, 05/11/2035	4,275	4,016
4.000%, 05/10/2046	5,085	4,294
3.750%, 09/12/2046	4,600	3,726
3.250%, 05/11/2025	2,315	2,250
2.500%, 09/12/2026	370	347
2.375%, 11/07/2029	3,015	2,643
Spectra Energy Partners LP
3.375%, 10/15/2026	2,020	1,891
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,968
2.900%, 03/01/2030 (A)	4,230	3,582
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,066
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,200
TotalEnergies Capital International
3.386%, 06/29/2060	700	502
3.127%, 05/29/2050	2,405	1,737
2.986%, 06/29/2041	290	221

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
3.750%, 10/16/2023	$5,000	$4,932

		173,544

Financials — 32.3%
AIA Group
3.600%, 04/09/2029 (A)	9,500	8,681
AIG Global Funding
0.450%, 12/08/2023 (A)	5,260	5,015
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,656	1,781
American Express
5.850%, 11/05/2027	4,730	4,911
American International Group
4.800%, 07/10/2045	325	293
4.750%, 04/01/2048	165	149
4.375%, 06/30/2050	580	501
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,431
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,524
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,315	5,536
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,140	1,087
4.000%, 05/30/2024 (A)	6,943	6,813
ASB Bank
1.625%, 10/22/2026 (A)	5,115	4,495
Athene Global Funding
2.950%, 11/12/2026 (A)	8,025	7,217
2.673%, 06/07/2031 (A)	10,305	7,921
2.500%, 03/24/2028 (A)	5,135	4,345
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,305	3,853
Banco Santander
2.706%, 06/27/2024	7,850	7,541
1.722%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 09/14/2027 (B)	820	702
Bank of America
6.204%, U.S. SOFR + 1.990%, 11/10/2028 (B)	8,270	8,554
6.000%, 10/15/2036	510	533
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (B)	4,215	4,132
4.571%, U.S. SOFR + 1.830%, 04/27/2033 (B)	10,605	9,884
3.366%, ICE LIBOR USD 3 Month + 0.810%, 01/23/2026 (B)	12,525	11,978
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (B)	12,360	9,358

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.004%, ICE LIBOR USD 3 Month + 0.790%, 12/20/2023 (B)	$2,399	$2,396
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (B)	1,590	1,300
2.972%, U.S. SOFR + 1.560%, 07/21/2052 (B)	4,498	2,957
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (B)	5,795	4,614
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (B)	10,975	10,481
Bank of America MTN
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (B)	885	749
4.271%, ICE LIBOR USD 3 Month + 1.310%, 07/23/2029 (B)	10,545	9,926
4.244%, ICE LIBOR USD 3 Month + 1.814%, 04/24/2038 (B)	4,228	3,698
4.183%, 11/25/2027	7,750	7,384
3.705%, ICE LIBOR USD 3 Month + 1.512%, 04/24/2028 (B)	18,945	17,647
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/2027 (B)	690	651
3.458%, ICE LIBOR USD 3 Month + 0.970%, 03/15/2025 (B)	10,655	10,372
3.248%, 10/21/2027	3,860	3,558
2.884%, ICE LIBOR USD 3 Month + 1.190%, 10/22/2030 (B)	2,870	2,449
2.676%, U.S. SOFR + 1.930%, 06/19/2041 (B)	15,480	10,799
Bank of Montreal MTN
1.250%, 09/15/2026	3,825	3,355
0.625%, 07/09/2024	4,375	4,086
Bank of New York Mellon
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	6,647	7,000
Bank of New York Mellon MTN
2.450%, 08/17/2026	730	676
Bank of Nova Scotia
4.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(B)(C)	3,150	3,000
0.650%, 07/31/2024	5,281	4,912
Barclays PLC
7.325%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.050%, 11/02/2026 (B)	7,085	7,285
3.932%, ICE LIBOR USD 3 Month + 1.610%, 05/07/2025 (B)	4,915	4,741
Berkshire Hathaway
4.500%, 02/11/2043	865	822
Berkshire Hathaway Finance
3.850%, 03/15/2052	8,045	6,569
2.850%, 10/15/2050	2,630	1,798

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.450%, 10/15/2030	$4,000	$3,217
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	665
4.750%, 02/15/2023 (A)	2,014	2,012
4.450%, 07/15/2045 (A)	1,534	1,280
3.500%, 09/10/2049 (A)	2,250	1,585
3.150%, 10/02/2027 (A)	1,878	1,708
2.550%, 03/30/2032 (A)	2,000	1,602
2.000%, 01/30/2032 (A)	4,920	3,694
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,500	2,124
Blackstone Secured Lending Fund
3.625%, 01/15/2026	3,105	2,890
BNP Paribas
2.219%, U.S. SOFR + 2.074%, 06/09/2026 (A)(B)	4,420	4,059
2.159%, U.S. SOFR + 1.218%, 09/15/2029 (A)(B)	2,305	1,870
1.323%, U.S. SOFR + 1.004%, 01/13/2027 (A)(B)	6,305	5,476
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,191
Brookfield Finance
2.724%, 04/15/2031	2,500	2,035
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,052
Cantor Fitzgerald
4.500%, 04/14/2027 (A)	2,435	2,287
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (B)	167	160
3.650%, 05/11/2027	4,523	4,260
3.300%, 10/30/2024	2,868	2,777
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,322
CDP Financial
5.600%, 11/25/2039 (A)	700	759
Chubb INA Holdings
6.700%, 05/15/2036	1,000	1,120
4.350%, 11/03/2045	1,138	1,007
CI Financial
4.100%, 06/15/2051	4,495	2,719
3.200%, 12/17/2030	6,030	4,657
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,623
6.125%, 11/01/2034	2,882	3,037
Citadel
4.875%, 01/15/2027 (A)	3,820	3,565
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,244
Citigroup
8.125%, 07/15/2039	3,119	3,916

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.610%, U.S. SOFR + 1.546%, 09/29/2026 (B)	$5,795	$5,815
5.500%, 09/13/2025	995	1,010
4.750%, 05/18/2046	1,040	887
4.650%, 07/23/2048	3,288	2,961
4.450%, 09/29/2027	195	188
4.281%, ICE LIBOR USD 3 Month + 1.839%, 04/24/2048 (B)	2,918	2,463
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (B)	3,535	3,469
3.400%, 05/01/2026	6,375	6,076
3.352%, ICE LIBOR USD 3 Month + 0.897%, 04/24/2025 (B)	6,380	6,170
2.904%, U.S. SOFR + 1.379%, 11/03/2042 (B)	2,210	1,551
2.561%, U.S. SOFR + 1.167%, 05/01/2032 (B)	10,810	8,645
1.462%, U.S. SOFR + 0.770%, 06/09/2027 (B)	3,767	3,279
CME Group
5.300%, 09/15/2043	2,500	2,595
4.150%, 06/15/2048	1,989	1,783
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,238
Cooperatieve Rabobank UA
3.758%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.420%, 04/06/2033 (A)(B)	7,115	6,094
Corebridge Financial
3.900%, 04/05/2032 (A)	2,715	2,394
3.850%, 04/05/2029 (A)	5,175	4,711
3.500%, 04/04/2025 (A)	4,530	4,338
Credit Agricole
1.247%, U.S. SOFR + 0.892%, 01/26/2027 (A)(B)	4,435	3,865
Credit Agricole MTN
3.750%, 04/24/2023 (A)	2,710	2,692
Credit Suisse Group
9.016%, U.S. SOFR + 5.020%, 11/15/2033 (A)(B)	1,925	1,954
6.537%, U.S. SOFR + 3.920%, 08/12/2033 (A)(B)	2,895	2,536
Credit Suisse NY
4.750%, 08/09/2024	10,130	9,548
3.700%, 02/21/2025	7,175	6,532
Deutsche Bank NY
0.898%, 05/28/2024	5,485	5,130
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	768
Enstar Group
3.100%, 09/01/2031	3,285	2,408
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,335

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.400%, 08/27/2027 (A)	$1,973	$1,659
0.800%, 08/12/2024 (A)	2,165	2,006
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	5,451	4,765
F&G Global Funding
1.750%, 06/30/2026 (A)	5,611	4,991
Fairfax Financial Holdings
3.375%, 03/03/2031	2,495	2,019
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)(B)	1,750	1,582
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,049
0.700%, 05/21/2024 (A)	6,020	5,624
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	1,730
First Republic Bank
1.912%, U.S. SOFR + 0.620%, 02/12/2024 (B)	2,800	2,776
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,149
GA Global Funding Trust
3.850%, 04/11/2025 (A)	6,075	5,813
1.950%, 09/15/2028 (A)	6,245	5,179
1.625%, 01/15/2026 (A)	2,345	2,091
Goldman Sachs Capital I
6.345%, 02/15/2034	2,200	2,224
Goldman Sachs Group
6.750%, 10/01/2037	470	504
6.450%, 05/01/2036	670	712
5.700%, 11/01/2024	2,120	2,145
4.411%, ICE LIBOR USD 3 Month + 1.430%, 04/23/2039 (B)	3,390	2,970
4.017%, ICE LIBOR USD 3 Month + 1.373%, 10/31/2038 (B)	1,517	1,279
3.850%, 01/26/2027	155	149
3.800%, 03/15/2030	345	314
3.500%, 01/23/2025	2,485	2,416
3.500%, 11/16/2026	8,613	8,193
3.436%, U.S. SOFR + 1.632%, 02/24/2043 (B)	2,253	1,707
3.272%, ICE LIBOR USD 3 Month + 1.201%, 09/29/2025 (B)	10,980	10,571
3.210%, U.S. SOFR + 1.513%, 04/22/2042 (B)	8,810	6,531
3.102%, U.S. SOFR + 1.410%, 02/24/2033 (B)	16,525	13,724
2.908%, U.S. SOFR + 1.472%, 07/21/2042 (B)	440	311
2.650%, U.S. SOFR + 1.264%, 10/21/2032 (B)	1,439	1,156

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.640%, U.S. SOFR + 1.114%, 02/24/2028 (B)	$5,125	$4,572
2.600%, 02/07/2030	750	628
2.383%, U.S. SOFR + 1.248%, 07/21/2032 (B)	10,205	8,061
1.992%, U.S. SOFR + 1.090%, 01/27/2032 (B)	475	367
1.948%, U.S. SOFR + 0.913%, 10/21/2027 (B)	6,575	5,756
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	9,550	8,397
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,730	5,222
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,736
HSBC Holdings
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (B)	5,152	5,403
HSBC Holdings PLC
8.113%, U.S. SOFR + 4.250%, 11/03/2033 (B)	5,630	5,944
4.041%, ICE LIBOR USD 3 Month + 1.546%, 03/13/2028 (B)	11,362	10,413
2.999%, U.S. SOFR + 1.430%, 03/10/2026 (B)	1,140	1,064
ING Groep
4.625%, 01/06/2026 (A)	3,915	3,826
4.252%, U.S. SOFR + 2.070%, 03/28/2033 (B)	440	388
4.100%, 10/02/2023	3,950	3,911
3.869%, U.S. SOFR + 1.640%, 03/28/2026 (B)	5,755	5,528
Intercontinental Exchange
4.950%, 06/15/2052	5,115	4,921
4.250%, 09/21/2048	1,454	1,248
3.000%, 06/15/2050	1,100	762
Jackson Financial
3.125%, 11/23/2031	3,295	2,528
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,610
7.750%, 07/15/2025	1,690	1,819
6.400%, 05/15/2038	2,812	3,103
5.717%, U.S. SOFR + 2.580%, 09/14/2033 (B)	3,359	3,323
5.500%, 10/15/2040	1,000	1,003
4.990%, ICE LIBOR USD 3 Month + 0.550%, 02/01/2027 (B)	1,630	1,504
4.586%, U.S. SOFR + 1.800%, 04/26/2033 (B)	11,715	11,004
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (B)	6,155	5,868
4.260%, ICE LIBOR USD 3 Month + 1.580%, 02/22/2048 (B)	5	4

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.964%, ICE LIBOR USD 3 Month + 1.380%, 11/15/2048 (B)	$45	$36
3.897%, ICE LIBOR USD 3 Month + 1.220%, 01/23/2049 (B)	2,955	2,356
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	6,195	5,207
3.875%, 09/10/2024	7,425	7,298
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (B)	15,247	13,943
3.328%, U.S. SOFR + 1.580%, 04/22/2052 (B)	5,115	3,700
3.220%, ICE LIBOR USD 3 Month + 1.155%, 03/01/2025 (B)	2,495	2,429
3.157%, U.S. SOFR + 1.460%, 04/22/2042 (B)	10,745	7,972
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (B)	250	173
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	1,475	1,216
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (B)	2,203	1,822
2.069%, U.S. SOFR + 1.015%, 06/01/2029 (B)	5,185	4,360
1.953%, U.S. SOFR + 1.065%, 02/04/2032 (B)	2,525	1,964
1.045%, U.S. SOFR + 0.800%, 11/19/2026 (B)	3,015	2,660
KeyBank
5.850%, 11/15/2027	5,076	5,225
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,143	6,411
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	887
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,900
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,420	3,408
Lincoln National
3.400%, 01/15/2031	3,100	2,570
Lloyds Banking Group PLC
4.976%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/11/2033 (B)	2,245	2,066
2.438%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/05/2026 (B)	4,500	4,162
1.627%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027 (B)	2,636	2,271
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,680
1.375%, 04/06/2026 (A)	4,681	4,148

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Macquarie Group MTN
6.207%, 11/22/2024 (A)	$9,433	$9,488
1.629%, U.S. SOFR + 0.910%, 09/23/2027 (A)(B)	1,844	1,568
Marsh & McLennan
6.250%, 11/01/2052	5,575	6,230
3.500%, 03/10/2025	4,200	4,093
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	809
3.200%, 12/01/2061 (A)	7,385	4,564
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,317
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	3,545	3,093
MetLife
6.375%, 06/15/2034	4,070	4,520
5.000%, 07/15/2052	5,490	5,304
4.050%, 03/01/2045	1,250	1,056
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	6,435	6,334
2.400%, 01/11/2032 (A)	3,850	3,124
Mitsubishi UFJ Financial Group
5.063%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 09/12/2025 (B)	5,265	5,233
Moody's
4.250%, 08/08/2032	3,406	3,205
2.550%, 08/18/2060	2,136	1,221
Morgan Stanley
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (B)	14,664	13,969
3.217%, U.S. SOFR + 1.485%, 04/22/2042 (B)	630	474
1.593%, U.S. SOFR + 0.879%, 05/04/2027 (B)	6,980	6,149
Morgan Stanley MTN
6.375%, 07/24/2042	2,145	2,376
4.300%, 01/27/2045	4,660	4,013
3.971%, ICE LIBOR USD 3 Month + 1.455%, 07/22/2038 (B)	3,005	2,558
2.720%, U.S. SOFR + 1.152%, 07/22/2025 (B)	4,940	4,713
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (B)	11,085	8,815
2.475%, U.S. SOFR + 1.000%, 01/21/2028 (B)	4,070	3,616
2.239%, U.S. SOFR + 1.178%, 07/21/2032 (B)	4,150	3,236
1.512%, U.S. SOFR + 0.858%, 07/20/2027 (B)	2,237	1,946
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)(B)	1,515	1,443

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (A)(B)	$5,645	$4,945
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,894
4.350%, 04/30/2050 (A)	3,471	2,657
NatWest Group
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (B)	6,706	6,988
Natwest Group PLC
1.642%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027 (B)	4,320	3,699
New York Life Global Funding
1.850%, 08/01/2031 (A)	2,515	2,002
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,311
3.750%, 05/15/2050 (A)	1,420	1,089
Ontario Teachers' Cadillac Fairview Properties Trust
2.500%, 10/15/2031 (A)	7,240	5,650
Owl Rock Capital
2.875%, 06/11/2028	3,498	2,808
Pacific Life Insurance
4.300%, ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)(B)	1,555	1,220
Pacific LifeCorp
5.400%, 09/15/2052 (A)	3,800	3,628
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,295
PNC Bank
3.300%, 10/30/2024	1,760	1,711
PNC Financial Services Group
2.600%, 07/23/2026	8,695	8,074
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,490	5,432
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	2,937
1.500%, 08/27/2030 (A)	3,374	2,577
Prospect Capital
3.706%, 01/22/2026	2,520	2,212
Prudential Financial
3.935%, 12/07/2049	140	110
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,715
1.500%, 03/10/2026	4,945	4,477
Prudential PLC
3.125%, 04/14/2030	2,008	1,756
Royal Bank of Canada
6.000%, 11/01/2027	10,319	10,737
Royal Bank of Canada MTN
2.300%, 11/03/2031	2,175	1,753

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.650%, 07/29/2024	$1,971	$1,837
S&P Global
2.900%, 03/01/2032 (A)	6,035	5,200
2.700%, 03/01/2029 (A)	6,138	5,455
2.450%, 03/01/2027 (A)	6,200	5,701
Santander UK Group Holdings
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (B)	5,590	5,647
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,553
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,401
Societe Generale
3.625%, 03/01/2041 (A)	2,840	1,825
State Street
4.421%, U.S. SOFR + 1.605%, 05/13/2033 (B)	3,026	2,894
3.031%, U.S. SOFR + 1.490%, 11/01/2034 (B)	5,630	4,768
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,646
Synchrony Bank
5.400%, 08/22/2025	5,420	5,309
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	6,605	6,318
0.700%, 09/10/2024	3,763	3,492
Travelers
3.750%, 05/15/2046	1,505	1,195
Truist Bank
3.800%, 10/30/2026	2,090	1,979
2.250%, 03/11/2030	990	805
Truist Financial
4.000%, 05/01/2025	8,695	8,535
Truist Financial MTN
4.916%, U.S. SOFR + 2.240%, 07/28/2033 (B)	5,670	5,332
2.850%, 10/26/2024	2,625	2,528
1.887%, U.S. SOFR + 0.862%, 06/07/2029 (B)	4,036	3,404
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	13,310	11,806
UBS MTN
4.500%, 06/26/2048 (A)	3,435	2,925
UBS Group
4.703%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 08/05/2027 (A)(B)	12,320	11,917
4.488%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 05/12/2026 (A)(B)	2,950	2,875
4.125%, 09/24/2025 (A)	1,470	1,426

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.494%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)(B)	$2,100	$1,805
1.008%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)(B)	8,100	7,851
US Bancorp
5.850%, U.S. SOFR + 2.090%, 10/21/2033 (B)	5,429	5,661
4.967%, U.S. SOFR + 2.110%, 07/22/2033 (B)	3,225	3,087
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,822
Validus Holdings
8.875%, 01/26/2040	1,880	2,358
Wells Fargo
6.600%, 01/15/2038	2,620	2,893
5.950%, 12/15/2036	1,035	984
5.606%, 01/15/2044	3,891	3,808
3.068%, U.S. SOFR + 2.530%, 04/30/2041 (B)	3,585	2,661
3.000%, 04/22/2026	8,965	8,419
Wells Fargo MTN
5.013%, U.S. SOFR + 4.502%, 04/04/2051 (B)	325	305
4.900%, 11/17/2045	1,700	1,500
4.897%, U.S. SOFR + 2.100%, 07/25/2033 (B)	1,590	1,532
4.750%, 12/07/2046	3,498	3,005
4.611%, U.S. SOFR + 2.130%, 04/25/2053 (B)	4,445	3,949
4.400%, 06/14/2046	2,875	2,341
3.584%, ICE LIBOR USD 3 Month + 1.310%, 05/22/2028 (B)	12,541	11,637
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (B)	11,575	9,902
3.196%, ICE LIBOR USD 3 Month + 1.170%, 06/17/2027 (B)	13,685	12,739
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	4,885	4,201
2.393%, U.S. SOFR + 2.100%, 06/02/2028 (B)	9,160	8,100
Westpac Banking
5.405%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.680%, 08/10/2033 (B)	475	439
3.020%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.530%, 11/18/2036 (B)	630	465
2.668%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035 (B)	3,785	2,788
1.953%, 11/20/2028	955	815

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
XLIT
5.250%, 12/15/2043	$2,417	$2,389

		1,174,297

Health Care — 7.1%
AbbVie
4.250%, 11/21/2049	8,275	7,115
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,594
2.211%, 06/15/2030	3,670	3,035
Ascension Health
3.945%, 11/15/2046	2,394	1,998
3.106%, 11/15/2039	1,850	1,431
2.532%, 11/15/2029	3,785	3,279
Astrazeneca Finance LLC
1.750%, 05/28/2028	5,750	5,000
1.200%, 05/28/2026	9,620	8,592
AstraZeneca PLC
3.375%, 11/16/2025	1,518	1,471
Banner Health
2.907%, 01/01/2042	2,652	1,943
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	3,073
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	1,991
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	1,752
2.095%, 06/01/2031	1,430	1,133
Bristol-Myers Squibb
4.625%, 05/15/2044	1,825	1,727
4.550%, 02/20/2048	217	201
3.550%, 03/15/2042	3,940	3,281
3.400%, 07/26/2029	3,982	3,728
3.200%, 06/15/2026	1,775	1,705
2.950%, 03/15/2032	1,250	1,103
2.550%, 11/13/2050	2,720	1,787
2.350%, 11/13/2040	715	505
Centene
3.000%, 10/15/2030	4,120	3,399
Cigna
4.125%, 11/15/2025	2,154	2,119
2.375%, 03/15/2031	3,000	2,486
CommonSpirit Health
6.073%, 11/01/2027	2,700	2,771
4.350%, 11/01/2042	1,680	1,422
4.187%, 10/01/2049	3,085	2,390
Eli Lilly
3.375%, 03/15/2029	3,155	2,996
Gilead Sciences
4.750%, 03/01/2046	1,735	1,596
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,118

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
HCA
5.500%, 06/15/2047	$2,385	$2,175
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	2,043
Johnson & Johnson
3.750%, 03/03/2047	3,000	2,593
2.900%, 01/15/2028	2,565	2,421
2.625%, 01/15/2025	1,660	1,601
1.300%, 09/01/2030	5,355	4,387
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,095	2,689
3.150%, 05/01/2027	2,005	1,890
2.810%, 06/01/2041	5,070	3,731
McKesson
0.900%, 12/03/2025	2,000	1,783
Medtronic
4.375%, 03/15/2035	1,732	1,669
Memorial Health Services
3.447%, 11/01/2049	1,930	1,438
Merck
3.600%, 09/15/2042	2,145	1,799
3.400%, 03/07/2029	2,385	2,246
1.900%, 12/10/2028	7,410	6,448
MultiCare Health System
2.803%, 08/15/2050	4,400	2,659
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	1,030
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,174
1.651%, 08/01/2030	2,487	1,991
Northwell Healthcare
4.260%, 11/01/2047	2,130	1,701
Novartis Capital
4.400%, 05/06/2044	695	660
3.000%, 11/20/2025	4,630	4,467
2.750%, 08/14/2050	2,931	2,092
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	3,271
OhioHealth
2.834%, 11/15/2041	4,000	2,912
Orlando Health Obligated Group
3.327%, 10/01/2050	805	573
PerkinElmer
0.850%, 09/15/2024	7,220	6,672
Pfizer
3.000%, 12/15/2026	2,320	2,216
2.625%, 04/01/2030	5,600	4,967
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,215

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	$8,511	$7,186
RWJ Barnabas Health
3.477%, 07/01/2049	4,050	3,000
SSM Health Care
3.688%, 06/01/2023	7,331	7,281
Stanford Health Care
3.310%, 08/15/2030	1,115	1,014
Thermo Fisher Scientific
4.800%, 11/21/2027	3,622	3,655
1.750%, 10/15/2028	1,065	911
1.215%, 10/18/2024	14,730	13,783
UnitedHealth Group
6.875%, 02/15/2038	2,380	2,775
6.625%, 11/15/2037	2,739	3,116
6.500%, 06/15/2037	1,675	1,874
6.050%, 02/15/2063	2,515	2,822
5.875%, 02/15/2053	11,205	12,400
5.350%, 02/15/2033	6,625	6,898
4.625%, 07/15/2035	5,555	5,453
4.200%, 01/15/2047	1,432	1,234
4.000%, 05/15/2029	2,879	2,765
3.875%, 12/15/2028	1,835	1,763
3.850%, 06/15/2028	1,485	1,428
3.750%, 07/15/2025	3,700	3,633
3.700%, 12/15/2025	1,975	1,924
3.500%, 02/15/2024	4,645	4,574
3.050%, 05/15/2041	2,795	2,138
2.300%, 05/15/2031	8,915	7,448
Wyeth LLC
6.000%, 02/15/2036	1,400	1,519
5.950%, 04/01/2037	3,960	4,342

		261,190

Industrials — 9.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	1,575	1,255
3.000%, 10/29/2028	7,355	6,214
2.450%, 10/29/2026	2,905	2,555
1.650%, 10/29/2024	7,770	7,150
1.150%, 10/29/2023	8,025	7,669
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,186	2,875
Air Lease
3.875%, 07/03/2023	4,406	4,361
Airbus
3.950%, 04/10/2047 (A)	2,800	2,279
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,657

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems PLC
5.800%, 10/11/2041 (A)	$1,940	$1,989
3.400%, 04/15/2030 (A)	2,307	2,053
1.900%, 02/15/2031 (A)	4,286	3,358
Boeing
5.805%, 05/01/2050	3,610	3,406
5.705%, 05/01/2040	2,195	2,092
5.150%, 05/01/2030	10,030	9,786
3.100%, 05/01/2026	4,160	3,878
1.875%, 06/15/2023	3,250	3,191
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	1,389	1,269
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	2,869
4.900%, 04/01/2044	2,563	2,481
4.550%, 09/01/2044	5,340	4,924
4.450%, 01/15/2053	3,424	3,134
4.375%, 09/01/2042	395	361
4.150%, 04/01/2045	3,250	2,845
Canadian National Railway
3.850%, 08/05/2032	2,990	2,808
Caterpillar
3.803%, 08/15/2042	1,635	1,425
3.400%, 05/15/2024	3,050	3,001
Caterpillar Financial Services MTN
3.600%, 08/12/2027	10,060	9,672
0.950%, 01/10/2024	26,360	25,308
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,883	2,744
CSX
3.350%, 09/15/2049	4,726	3,484
Deere
3.750%, 04/15/2050	220	190
3.100%, 04/15/2030	4,033	3,647
2.750%, 04/15/2025	1,295	1,245
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,093	980
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,650
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,817	2,417
Emerson Electric
2.200%, 12/21/2031	6,250	5,126
1.800%, 10/15/2027	2,005	1,771
GE Capital International Funding Unlimited
4.418%, 11/15/2035	13,919	13,138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Dynamics
4.250%, 04/01/2040	$995	$923
4.250%, 04/01/2050	2,100	1,911
2.850%, 06/01/2041	3,865	2,932
1.875%, 08/15/2023	2,780	2,723
Honeywell International
5.000%, 02/15/2033	6,765	6,963
1.750%, 09/01/2031	1,980	1,588
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	3,128	2,603
John Deere Capital MTN
3.900%, 06/07/2032	6,675	6,310
2.800%, 07/18/2029	4,220	3,790
2.650%, 06/24/2024	5,160	5,004
2.650%, 06/10/2026	380	357
2.350%, 03/08/2027	7,260	6,648
1.250%, 01/10/2025	16,365	15,297
0.400%, 10/10/2023	11,850	11,415
Lockheed Martin
5.900%, 11/15/2063	625	691
5.700%, 11/15/2054	1,670	1,811
5.250%, 01/15/2033	6,748	7,020
4.070%, 12/15/2042	3,300	2,919
3.900%, 06/15/2032	6,960	6,609
Norfolk Southern
3.800%, 08/01/2028	3,180	3,042
Northrop Grumman
2.930%, 01/15/2025	5,225	5,024
PACCAR Financial MTN
1.100%, 05/11/2026	3,079	2,756
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,784
3.950%, 03/10/2025 (A)	2,752	2,652
3.450%, 07/01/2024 (A)	5,540	5,340
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,638
1.170%, 07/15/2025 (A)	1,476	1,326
Raytheon Technologies
4.500%, 06/01/2042	2,300	2,125
Ryder System MTN
4.625%, 06/01/2025	4,800	4,730
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,460	4,686
Snap-on
3.100%, 05/01/2050	3,240	2,356
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,030
TTX
4.600%, 02/01/2049 (A)	2,100	1,865
TTX MTN
3.600%, 01/15/2025 (A)	5,563	5,380

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Union Pacific
4.950%, 09/09/2052	$2,970	$2,911
3.500%, 02/14/2053	2,635	2,051
3.375%, 02/14/2042	1,220	988
2.950%, 03/10/2052	9,011	6,288
2.375%, 05/20/2031	3,820	3,234
Union Pacific MTN
3.550%, 08/15/2039	1,395	1,174
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,465	2,002
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,119	2,035
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,520	1,365
Verisk Analytics
3.625%, 05/15/2050	2,930	2,095
WW Grainger
4.600%, 06/15/2045	419	390

		328,038

Information Technology — 6.0%
Analog Devices
2.950%, 10/01/2051	1,918	1,366
2.100%, 10/01/2031	3,320	2,719
1.700%, 10/01/2028	5,195	4,447
Apple
4.650%, 02/23/2046	5,100	4,980
4.500%, 02/23/2036	2,650	2,677
4.375%, 05/13/2045	515	490
4.100%, 08/08/2062	2,125	1,840
3.850%, 08/04/2046	5,140	4,457
3.350%, 02/09/2027	4,300	4,161
3.250%, 02/23/2026	9,015	8,724
3.000%, 02/09/2024	4,290	4,215
2.850%, 05/11/2024	1,055	1,030
2.850%, 08/05/2061	2,000	1,358
2.650%, 05/11/2050	3,755	2,596
2.375%, 02/08/2041	2,295	1,680
1.650%, 02/08/2031	4,730	3,870
Cisco Systems
5.900%, 02/15/2039	2,007	2,193
2.200%, 09/20/2023	4,565	4,484
Corning
7.250%, 08/15/2036	1,844	1,948
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,000
Intel
4.950%, 03/25/2060	1,052	954
4.900%, 08/05/2052	6,000	5,476
4.150%, 08/05/2032	8,405	7,930

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.200%, 08/12/2061	$888	$579
2.875%, 05/11/2024	5,830	5,690
International Business Machines
4.150%, 05/15/2039	2,325	2,038
3.300%, 05/15/2026	1,805	1,723
3.000%, 05/15/2024	1,140	1,112
2.200%, 02/09/2027	2,700	2,446
Intuit
1.350%, 07/15/2027	2,989	2,601
KLA
4.950%, 07/15/2052	5,677	5,469
Mastercard
3.850%, 03/26/2050	3,260	2,844
3.300%, 03/26/2027	2,845	2,740
2.950%, 06/01/2029	2,420	2,218
Microsoft
3.700%, 08/08/2046	4,759	4,219
3.500%, 02/12/2035	760	706
3.450%, 08/08/2036	660	601
3.041%, 03/17/2062	1,100	800
2.921%, 03/17/2052	4,352	3,229
2.875%, 02/06/2024	2,035	1,998
2.675%, 06/01/2060	1,078	728
2.525%, 06/01/2050	7,840	5,399
2.400%, 08/08/2026	7,125	6,702
NXP BV
4.875%, 03/01/2024	3,252	3,220
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,878
Oracle
6.900%, 11/09/2052	1,310	1,451
6.250%, 11/09/2032	8,040	8,483
4.375%, 05/15/2055	680	517
4.000%, 07/15/2046	5,360	3,961
3.800%, 11/15/2037	2,190	1,734
3.600%, 04/01/2040	9,370	7,037
2.950%, 04/01/2030	7,955	6,827
QUALCOMM
6.000%, 05/20/2053	2,545	2,770
4.300%, 05/20/2047	3,316	2,909
1.650%, 05/20/2032	1,665	1,295
1.300%, 05/20/2028	5,677	4,824
Salesforce
1.500%, 07/15/2028	13,415	11,567
Texas Instruments
4.150%, 05/15/2048	3,754	3,330
3.875%, 03/15/2039	195	174
2.250%, 09/04/2029	8,720	7,559
TSMC Arizona
2.500%, 10/25/2031	1,565	1,297
1.750%, 10/25/2026	3,120	2,771

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Visa
4.150%, 12/14/2035	$1,125	$1,082
2.700%, 04/15/2040	790	616
2.000%, 08/15/2050	3,610	2,256
Vontier
2.950%, 04/01/2031	7,850	5,640
1.800%, 04/01/2026	1,205	1,016
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,351

		221,002

Materials — 1.2%
Air Products and Chemicals
1.850%, 05/15/2027	3,200	2,853
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,665
5.000%, 09/30/2043	1,400	1,388
Celanese US Holdings LLC
6.379%, 07/15/2032	1,895	1,804
6.330%, 07/15/2029	2,120	2,037
6.050%, 03/15/2025	9,855	9,806
Ecolab
1.650%, 02/01/2027	3,790	3,382
Freeport Indonesia
6.200%, 04/14/2052 (A)	1,350	1,175
Freeport Indonesia MTN
5.315%, 04/14/2032 (A)	2,250	2,081
4.763%, 04/14/2027 (A)	1,155	1,110
Freeport-McMoRan
5.250%, 09/01/2029	5,084	4,857
4.625%, 08/01/2030	1,670	1,525
4.250%, 03/01/2030	795	708
Lubrizol
6.500%, 10/01/2034	1,000	1,150
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	1,125	950
PPG Industries
1.200%, 03/15/2026	3,490	3,098
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,201
2.750%, 11/02/2051	4,000	2,707
Sealed Air
1.573%, 10/15/2026 (A)	1,950	1,681

		45,178

Real Estate — 2.6%
AvalonBay Communities MTN
3.350%, 05/15/2027	2,980	2,771
Boston Properties
4.500%, 12/01/2028	2,630	2,449
Essential Properties
2.950%, 07/15/2031	3,050	2,214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Federal Realty Investment Trust
1.250%, 02/15/2026	$5,026	$4,451
Newmark Group
6.125%, 11/15/2023	3,140	3,132
Realty Income
5.625%, 10/13/2032	6,790	7,016
1.800%, 03/15/2033	2,535	1,846
Regency Centers LP
4.650%, 03/15/2049	310	250
4.400%, 02/01/2047	1,675	1,319
2.950%, 09/15/2029	3,910	3,289
Rexford Industrial Realty Inc
2.125%, 12/01/2030	4,120	3,224
Sabra Health Care LP
3.900%, 10/15/2029	4,275	3,531
3.200%, 12/01/2031	3,025	2,268
Scentre Group Trust 1/ Scentre Group Trust 2
4.375%, 05/28/2030 (A)	656	587
3.750%, 03/23/2027 (A)	880	809
3.625%, 01/28/2026 (A)	9,631	9,017
3.500%, 02/12/2025 (A)	1,515	1,448
Scentre Group Trust 2
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)(B)	6,340	5,582
Simon Property Group LP
6.750%, 02/01/2040	470	505
4.250%, 11/30/2046	2,189	1,731
2.650%, 02/01/2032	3,600	2,887
2.450%, 09/13/2029	6,496	5,461
Spirit Realty LP
3.400%, 01/15/2030	2,200	1,821
3.200%, 01/15/2027	1,830	1,628
2.100%, 03/15/2028	2,810	2,284
Sun Communities Operating LP
2.300%, 11/01/2028	8,165	6,717
VICI Properties
4.750%, 02/15/2028	6,615	6,236
4.375%, 05/15/2025	2,670	2,570
Vornado Realty
3.500%, 01/15/2025	3,895	3,629
Welltower
4.950%, 09/01/2048	2,632	2,231
WP Carey
4.600%, 04/01/2024	2,670	2,654

		95,557

Utilities — 9.0%
AEP Texas
3.450%, 01/15/2050	2,695	1,919
Alabama Power
3.850%, 12/01/2042	600	488

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, 12/01/2047	$2,800	$2,179
1.450%, 09/15/2030	3,416	2,675
Ameren Illinois
4.500%, 03/15/2049	7,680	6,917
3.850%, 09/01/2032	13,580	12,609
Atmos Energy
4.125%, 03/15/2049	3,975	3,302
Baltimore Gas and Electric
2.250%, 06/15/2031	4,665	3,816
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,570
4.450%, 01/15/2049	140	123
3.800%, 07/15/2048	1,065	841
3.250%, 04/15/2028	1,720	1,601
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,020
3.000%, 03/01/2032	1,675	1,463
2.900%, 07/01/2050	785	536
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,860	1,588
CMS Energy
3.000%, 05/15/2026	7,285	6,786
Commonwealth Edison
4.700%, 01/15/2044	2,000	1,828
4.000%, 03/01/2048	4,080	3,402
3.200%, 11/15/2049	1,640	1,175
3.000%, 03/01/2050	1,940	1,348
2.550%, 06/15/2026	4,665	4,358
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	2,339
Consumers Energy
3.500%, 08/01/2051	580	440
Dominion Energy
3.375%, 04/01/2030	620	549
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	895
DTE Electric
3.375%, 03/01/2025	2,289	2,223
DTE Energy
4.220%, 11/01/2024 (D)	7,680	7,562
2.529%, 10/01/2024 (D)	3,695	3,528
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	1,703
3.875%, 03/15/2046	5,500	4,386
2.850%, 03/15/2032	2,820	2,417
2.550%, 04/15/2031	2,855	2,414
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,310
Duke Energy Indiana LLC
6.350%, 08/15/2038	250	269
4.900%, 07/15/2043	255	235

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Ohio
2.125%, 06/01/2030	$1,360	$1,122
Duke Energy Progress LLC
4.200%, 08/15/2045	2,570	2,177
4.100%, 05/15/2042	1,091	923
East Ohio Gas
3.000%, 06/15/2050 (A)	1,150	752
2.000%, 06/15/2030 (A)	2,370	1,882
1.300%, 06/15/2025 (A)	2,700	2,446
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,290
Enel Finance International
6.800%, 10/14/2025 (A)	2,845	2,946
Entergy Arkansas LLC
4.200%, 04/01/2049	2,815	2,357
3.350%, 06/15/2052	3,910	2,795
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,684
0.950%, 10/01/2024	10,870	10,099
Entergy Mississippi LLC
2.850%, 06/01/2028	4,115	3,669
Entergy Texas
3.550%, 09/30/2049	2,095	1,537
Eversource Energy
3.800%, 12/01/2023	2,905	2,871
2.900%, 10/01/2024	3,933	3,778
Florida Power & Light
5.960%, 04/01/2039	155	166
5.690%, 03/01/2040	4,657	4,843
4.125%, 02/01/2042	3,860	3,391
2.850%, 04/01/2025	2,515	2,414
2.450%, 02/03/2032	11,835	9,930
Georgia Power
4.300%, 03/15/2043	4,275	3,671
3.700%, 01/30/2050	5,490	4,180
Idaho Power
4.200%, 03/01/2048	2,575	2,096
Indiana Michigan Power
4.250%, 08/15/2048	600	495
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	53
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	3,980	3,237
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	982
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,927
National Rural Utilities Cooperative Finance
4.750%, ICE LIBOR USD 3 Month + 2.910%, 04/30/2043 (B)	2,056	1,896
4.400%, 11/01/2048	1,000	850
4.300%, 03/15/2049	2,648	2,223

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.023%, 11/01/2032	$460	$421
New England Power
5.936%, 11/25/2052 (A)	1,046	1,078
NextEra Energy Capital Holdings
4.450%, 06/20/2025	11,225	11,155
1.900%, 06/15/2028	6,395	5,485
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,739
Northern States Power
7.125%, 07/01/2025	3,220	3,410
6.250%, 06/01/2036	600	655
4.500%, 06/01/2052	8,736	8,033
2.250%, 04/01/2031	2,820	2,362
NSTAR Electric
3.250%, 05/15/2029	2,684	2,459
Oglethorpe Power
5.375%, 11/01/2040	1,765	1,604
4.500%, 04/01/2047 (A)	2,045	1,646
4.250%, 04/01/2046	1,315	986
4.200%, 12/01/2042	190	140
Ohio Power
2.600%, 04/01/2030	8,915	7,579
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	147
5.350%, 10/01/2052	2,174	2,241
5.300%, 06/01/2042	1,316	1,329
4.950%, 09/15/2052 (A)	920	905
3.750%, 04/01/2045	3,905	3,167
Pacific Gas and Electric
4.200%, 06/01/2041	2,340	1,777
PacifiCorp
6.250%, 10/15/2037	2,375	2,527
6.000%, 01/15/2039	4,460	4,674
2.950%, 06/01/2023	4,940	4,886
2.900%, 06/15/2052	5,290	3,568
PECO Energy
2.850%, 09/15/2051	3,000	2,002
PG&E Wildfire Recovery Funding LLC
4.022%, 06/01/2031	4,225	4,030
PPL Electric Utilities
4.150%, 06/15/2048	2,400	2,031
3.950%, 06/01/2047	1,802	1,481
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,334
3.700%, 05/01/2028	1,180	1,124
3.250%, 09/01/2023	1,450	1,432
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,495
Public Service of Colorado
6.250%, 09/01/2037	215	236
4.100%, 06/01/2032	4,870	4,637
3.200%, 03/01/2050	1,810	1,310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Public Service of New Hampshire
3.600%, 07/01/2049	$2,000	$1,551
2.200%, 06/15/2031	5,660	4,665
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	1,823
3.600%, 09/01/2023	1,224	1,213
3.320%, 04/15/2050	465	335
Sempra Energy
4.000%, 02/01/2048	425	327
3.800%, 02/01/2038	1,325	1,079
Southern
4.195%, SOFRINDX + 0.370%, 05/10/2023 (B)	5,575	5,557
Southern California Edison
2.850%, 08/01/2029	2,840	2,484
Southern California Gas
6.350%, 11/15/2052	2,920	3,299
4.300%, 01/15/2049	1,200	992
3.750%, 09/15/2042	195	153
2.550%, 02/01/2030	4,835	4,149
Southwestern Public Service
5.150%, 06/01/2052	2,115	1,932
Union Electric
4.000%, 04/01/2048	1,195	974
3.900%, 09/15/2042	90	74
Virginia Electric and Power
6.350%, 11/30/2037	1,860	1,974
3.150%, 01/15/2026	3,000	2,856
2.950%, 11/15/2051	6,060	4,053
Vistra Operations LLC
4.875%, 05/13/2024 (A)	3,925	3,834
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	1,972
Wisconsin Power & Light
6.375%, 08/15/2037	50	53
3.650%, 04/01/2050	40	30
3.050%, 10/15/2027	2,535	2,353
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,755

		328,068

Total Corporate Obligations
(Cost $3,439,743) ($ Thousands)		3,080,418

U.S. TREASURY OBLIGATIONS — 9.9%
U.S. Treasury Bill
0.000%, 02/02/2023 (E)	9,877	9,807
U.S. Treasury Bonds
4.000%, 11/15/2042	41,570	41,765
3.375%, 08/15/2042	32,698	29,914

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.000%, 08/15/2052	$67,492	$57,790
2.875%, 05/15/2052	6,330	5,262
U.S. Treasury Notes
4.500%, 11/15/2025	10,985	11,109
4.375%, 10/31/2024	16,525	16,521
4.250%, 09/30/2024	18,955	18,898
4.250%, 10/15/2025	27,160	27,260
4.125%, 09/30/2027	450	455
4.125%, 10/31/2027	16,540	16,751
4.125%, 11/15/2032	38,275	39,770
4.000%, 10/31/2029	2,990	3,035
3.250%, 08/31/2024	26,753	26,213
3.000%, 07/31/2024	10,440	10,193
2.750%, 04/30/2027	5,875	5,605
2.750%, 07/31/2027	24,725	23,558
2.375%, 03/31/2029	14,725	13,551
0.250%, 06/15/2024	1,738	1,627

Total U.S. Treasury Obligations
(Cost $355,672) ($ Thousands)		359,084

MUNICIPAL BONDS — 3.0%
California — 0.8%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	2,886
2.425%, 04/01/2026	1,400	1,303
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,149
California State, Build America Project, GO
7.600%, 11/01/2040	585	763
7.550%, 04/01/2039	2,305	2,962
7.500%, 04/01/2034	5,125	6,310
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,190
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	300	334
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,060
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,270
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	1,405	1,215
University of California Regents, RB
4.132%, 05/15/2032	3,210	3,026
University of California Regents, Ser H, RB
6.548%, 05/15/2048	120	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, RB
5.770%, 05/15/2043	$1,375	$1,485

		32,092

Colorado — 0.2%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,420
State of Colorado
6.817%, 03/15/2028	1,980	2,146

		5,566

Connecticut — 0.1%
State of Connecticut, Ser A, GO
3.875%, 06/15/2028	2,555	2,447

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	1,383	1,194

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,789	2,789
6.637%, 04/01/2057	2,417	2,524

		5,313

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	2,580	2,807
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,390	3,223

		6,030

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,408

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	100
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	84

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	$2,550	$2,247
1.638%, 07/01/2026	2,125	1,886

		4,317

Michigan — 0.2%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,413
2.671%, 09/01/2049 (B)	4,600	4,259
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,882

		9,554

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,329
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	3,057

		5,386

New York — 0.6%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	160
4.458%, 10/01/2062	205	184
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,313
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,175
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	470	488
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,007
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	1,918
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	3,412
New York State, Urban Development, RB
5.770%, 03/15/2039	8,225	8,521

		20,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	$4,000	$4,068

Pennsylvania — 0.1%
Pennsylvania, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,548

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,002
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	566
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,012
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	603
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,036

		5,219

Total Municipal Bonds
(Cost $121,536) ($ Thousands)		107,320

SOVEREIGN DEBT — 0.6%

Israel Government International Bond
3.875%, 07/03/2050	1,225	1,021
Japan Bank for International Cooperation
1.750%, 01/23/2023	8,030	7,996
Korea Development Bank MTN
1.750%, 02/18/2025	6,080	5,671
Province of Quebec Canada
6.350%, 01/30/2026	270	283
2.500%, 04/09/2024	8,580	8,344

Total Sovereign Debt
(Cost $24,127) ($ Thousands)		23,315

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$65	$64

Total Asset-Backed Security
(Cost $64) ($ Thousands)		64

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	27,166,042	27,166

Total Cash Equivalent
(Cost $27,166) ($ Thousands)		27,166

Total Investments in Securities — 99.1%
(Cost $3,968,308) ($ Thousands)		$3,597,367

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Note	221	Mar-2023	$23,890	$23,994	$104

Short Contracts
Ultra 10-Year U.S. Treasury Note	(391)	Mar-2023	$(46,528)	$(46,785)	$(257)
			$(22,638)	$(22,791)	$(153)

Percentages are based on Net Assets of $3,629,797 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2022.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $603,007 ($ Thousands), representing 16.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Intermediate Duration Credit Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,080,418	–	3,080,418
U.S. Treasury Obligations	33,751	325,333	–	359,084
Municipal Bonds	–	107,320	–	107,320
Sovereign Debt	–	23,315	–	23,315
Asset-Backed Security	–	64	–	64
Cash Equivalent	27,166	–	–	27,166
Total Investments in Securities	60,917	3,536,450	–	3,597,367

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	104	–	–	104
Unrealized Depreciation	(257)	–	–	(257)
Total Other Financial Instruments	(153)	–	–	(153)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$41,559	$914,304	$(928,697)	$—	$—	$27,166	$462	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Dynamic Asset Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.6%

Communication Services — 6.7%
Activision Blizzard Inc	33,500	$2,477
Alphabet Inc, Cl A *	279,800	28,257
Alphabet Inc, Cl C *	250,220	25,385
AT&T Inc	332,219	6,405
Charter Communications Inc, Cl A *	5,200	2,035
Comcast Corp, Cl A	205,300	7,522
DISH Network Corp, Cl A *	12,501	201
Electronic Arts Inc	12,400	1,622
Fox Corp	21,566	687
Interpublic Group of Cos Inc/The	18,000	618
Live Nation Entertainment Inc *	6,700	487
Lumen Technologies Inc	45,915	251
Match Group Inc *	13,300	672
Meta Platforms Inc, Cl A *	106,400	12,566
Netflix Inc *	20,700	6,324
News Corp	6,300	123
News Corp, Cl A	18,900	362
Omnicom Group Inc	9,600	766
Paramount Global, Cl B	23,640	475
Take-Two Interactive Software Inc *	7,300	772
T-Mobile US Inc *	28,165	4,266
Verizon Communications Inc	195,800	7,632
Walt Disney Co/The *	85,077	8,326
Warner Bros Discovery Inc *	102,525	1,169

		119,400
Consumer Discretionary — 9.3%
Advance Auto Parts Inc	2,800	423
Amazon.com Inc *	413,700	39,939
Aptiv PLC *	12,600	1,344
AutoZone Inc *	869	2,241
Bath & Body Works Inc	11,000	468
Best Buy Co Inc	9,200	785
Booking Holdings Inc *	1,800	3,743
BorgWarner Inc	11,500	489

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Caesars Entertainment Inc *	10,000	$508
CarMax Inc *	7,300	506
Carnival Corp, Cl A *	39,300	390
Chipotle Mexican Grill Inc, Cl A *	1,300	2,115
Darden Restaurants Inc	5,700	838
Dollar General Corp	10,600	2,710
Dollar Tree Inc *	9,884	1,486
Domino's Pizza Inc	1,700	661
DR Horton Inc	14,800	1,273
eBay Inc	25,800	1,172
Etsy Inc *	5,900	779
Expedia Group Inc *	7,200	769
Ford Motor Co	185,700	2,581
Garmin Ltd	7,100	660
General Motors Co	68,500	2,778
Genuine Parts Co	6,651	1,219
Hasbro Inc	6,200	389
Hilton Worldwide Holdings Inc	12,900	1,840
Home Depot Inc/The	47,932	15,529
Las Vegas Sands Corp *	15,400	721
Lennar Corp, Cl A	12,000	1,054
LKQ Corp	12,300	668
Lowe's Cos Inc	29,769	6,327
Marriott International Inc/MD, Cl A	12,920	2,136
McDonald's Corp	34,300	9,357
MGM Resorts International	15,300	564
Mohawk Industries Inc *	2,628	266
Newell Brands Inc	17,999	234
NIKE Inc, Cl B	58,900	6,461
Norwegian Cruise Line Holdings Ltd *	19,200	316
NVR Inc *	140	650
O'Reilly Automotive Inc *	3,000	2,594
Pool Corp	1,900	626
PulteGroup Inc	11,300	506
Ralph Lauren Corp, Cl A	2,000	226
Ross Stores Inc	16,300	1,918
Royal Caribbean Cruises Ltd *	10,300	617
Starbucks Corp	53,500	5,468
Tapestry Inc	12,200	461
Target Corp	21,600	3,609
Tesla Inc *	124,300	24,201
TJX Cos Inc/The	54,600	4,371
Tractor Supply Co	5,100	1,154
Ulta Beauty Inc *	2,400	1,116
VF Corp	15,824	519
Victoria's Secret & Co *	1	—
Whirlpool Corp	2,500	366
Wynn Resorts Ltd *	5,100	427
Yum! Brands Inc	13,400	1,724

		166,292
Consumer Staples — 6.2%
Altria Group Inc	83,900	3,908

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Archer-Daniels-Midland Co	26,100	$2,545
Brown-Forman Corp, Cl B	8,725	637
Campbell Soup Co	9,700	521
Church & Dwight Co Inc	11,400	933
Clorox Co/The	5,700	847
Coca-Cola Co/The	181,600	11,552
Colgate-Palmolive Co	39,200	3,037
Conagra Brands Inc	22,500	855
Constellation Brands Inc, Cl A	7,500	1,930
Costco Wholesale Corp	20,700	11,163
Estee Lauder Cos Inc/The, Cl A	10,900	2,570
General Mills Inc	28,000	2,388
Hershey Co/The	6,800	1,599
Hormel Foods Corp	13,400	630
J M Smucker Co/The	4,982	767
Kellogg Co	11,800	861
Keurig Dr Pepper Inc	39,900	1,543
Kimberly-Clark Corp	15,900	2,156
Kraft Heinz Co/The	34,466	1,356
Kroger Co/The	30,600	1,505
Lamb Weston Holdings Inc	6,900	600
McCormick & Co Inc/MD	11,600	988
Molson Coors Beverage Co, Cl B	8,800	485
Mondelez International Inc, Cl A	63,900	4,320
Monster Beverage Corp *	17,920	1,843
PepsiCo Inc	64,362	11,940
Philip Morris International Inc	72,300	7,206
Procter & Gamble Co/The	111,514	16,633
Sysco Corp	23,900	2,068
Tyson Foods Inc, Cl A	13,600	901
Walgreens Boots Alliance Inc	33,700	1,399
Walmart Inc	66,465	10,131

		111,817
Energy — 4.6%
APA Corp	15,300	717
Baker Hughes Co, Cl A	44,200	1,283
Chevron Corp	83,982	15,395
ConocoPhillips	59,368	7,333
Coterra Energy Inc, Cl A	36,900	1,030
Devon Energy Corp	30,800	2,110
Diamondback Energy Inc	8,000	1,184
EOG Resources Inc	27,300	3,875
EQT Corp	17,100	725
Exxon Mobil Corp	194,500	21,655
Halliburton Co	42,600	1,614
Hess Corp	13,000	1,871
Kinder Morgan Inc	92,177	1,762
Marathon Oil Corp	31,800	974
Marathon Petroleum Corp	23,411	2,852
Occidental Petroleum Corp	35,028	2,434
ONEOK Inc	21,000	1,405
Phillips 66	22,600	2,451

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pioneer Natural Resources Co	11,200	$2,643
Schlumberger Ltd	65,837	3,394
Targa Resources Corp	10,500	781
Valero Energy Corp	18,500	2,472
Williams Cos Inc/The	57,300	1,988

		81,948
Financials — 10.4%
Aflac Inc	27,000	1,942
Allstate Corp/The	12,700	1,701
American Express Co	27,900	4,397
American International Group Inc	35,700	2,253
Ameriprise Financial Inc	5,100	1,693
Aon PLC, Cl A	9,906	3,054
Arch Capital Group Ltd *	17,200	1,030
Arthur J Gallagher & Co	9,900	1,971
Assurant Inc	2,500	321
Bank of America Corp	326,100	12,343
Bank of New York Mellon Corp/The	34,500	1,584
Berkshire Hathaway Inc, Cl B *	84,200	26,826
BlackRock Inc, Cl A	7,006	5,016
Brown & Brown Inc	11,300	673
Capital One Financial Corp	18,000	1,858
Cboe Global Markets Inc	5,100	647
Charles Schwab Corp/The	71,200	5,877
Chubb Ltd	19,426	4,266
Cincinnati Financial Corp	7,300	810
Citigroup Inc	90,200	4,366
Citizens Financial Group Inc	23,000	975
CME Group Inc, Cl A	16,700	2,948
Comerica Inc	6,100	438
Discover Financial Services	12,800	1,387
Everest Re Group Ltd	1,900	642
FactSet Research Systems Inc	1,800	830
Fifth Third Bancorp	31,800	1,156
First Republic Bank/CA	8,500	1,085
Franklin Resources Inc	13,800	370
Globe Life Inc	4,200	504
Goldman Sachs Group Inc/The	15,900	6,140
Hartford Financial Services Group Inc/The	15,150	1,157
Huntington Bancshares Inc/OH	67,700	1,048
Intercontinental Exchange Inc	26,245	2,843
Invesco Ltd	15,800	302
JPMorgan Chase & Co	136,800	18,903
KeyCorp	43,699	822
Lincoln National Corp	7,200	280
Loews Corp	9,200	535
M&T Bank Corp	8,234	1,400
MarketAxess Holdings Inc	1,800	482
Marsh & McLennan Cos Inc	23,200	4,018
MetLife Inc	31,500	2,416
Moody's Corp	7,347	2,191
Morgan Stanley	62,465	5,814

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MSCI Inc, Cl A	3,800	$1,930
Nasdaq Inc	15,900	1,088
Northern Trust Corp	9,800	912
PNC Financial Services Group Inc/The	19,100	3,214
Principal Financial Group Inc	10,900	977
Progressive Corp/The	27,200	3,594
Prudential Financial Inc	17,500	1,890
Raymond James Financial Inc	9,150	1,070
Regions Financial Corp	44,400	1,030
S&P Global Inc	15,890	5,606
Signature Bank/New York NY	2,900	405
SVB Financial Group *	2,800	649
Synchrony Financial	22,611	850
T Rowe Price Group Inc	10,500	1,312
Travelers Cos Inc/The	11,000	2,088
Truist Financial Corp	61,782	2,892
US Bancorp	62,900	2,855
W R Berkley Corp	9,550	728
Wells Fargo & Co	176,900	8,482
Willis Towers Watson PLC	5,195	1,279
Zions Bancorp NA	7,000	363

		184,528
Health Care — 13.7%
Abbott Laboratories	81,639	8,783
AbbVie Inc	82,453	13,290
ABIOMED Inc *	2,100	793
Agilent Technologies Inc	14,000	2,170
Align Technology Inc *	3,400	669
AmerisourceBergen Corp, Cl A	7,361	1,257
Amgen Inc	24,900	7,131
Baxter International Inc	23,338	1,319
Becton Dickinson and Co	13,237	3,300
Biogen Inc *	6,800	2,075
Bio-Rad Laboratories Inc, Cl A *	963	399
Bio-Techne Corp	7,200	612
Boston Scientific Corp *	67,300	3,047
Bristol-Myers Squibb Co	99,600	7,996
Cardinal Health Inc	12,800	1,026
Catalent Inc *	8,400	421
Centene Corp *	26,830	2,336
Charles River Laboratories International Inc *	2,400	549
Cigna Corp	14,181	4,664
Cooper Cos Inc/The	2,300	728
CVS Health Corp	61,243	6,240
Danaher Corp	30,500	8,339
DaVita Inc *	2,600	192
Dentsply Sirona Inc	10,700	324
Dexcom Inc *	18,300	2,128
Edwards Lifesciences Corp *	29,100	2,248
Elevance Health Inc	11,200	5,969
Eli Lilly & Co	36,843	13,672

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gilead Sciences Inc	58,356	$5,125
HCA Healthcare Inc	10,100	2,426
Henry Schein Inc *	6,400	518
Hologic Inc *	11,700	891
Humana Inc	5,900	3,244
IDEXX Laboratories Inc *	3,900	1,661
Illumina Inc *	7,300	1,592
Incyte Corp *	8,500	677
Intuitive Surgical Inc *	16,616	4,493
IQVIA Holdings Inc *	8,800	1,919
Johnson & Johnson	122,707	21,842
Laboratory Corp of America Holdings	4,154	1,000
McKesson Corp	6,736	2,571
Medtronic PLC	61,955	4,897
Merck & Co Inc	118,200	13,016
Mettler-Toledo International Inc *	1,000	1,470
Moderna Inc *	15,800	2,779
Molina Healthcare Inc *	2,700	909
Organon & Co	11,590	302
PerkinElmer Inc	5,900	824
Pfizer Inc	261,796	13,124
Quest Diagnostics Inc	5,500	835
Regeneron Pharmaceuticals Inc *	5,000	3,758
ResMed Inc	6,900	1,588
STERIS PLC	4,700	873
Stryker Corp	15,800	3,695
Teleflex Inc	2,200	515
Thermo Fisher Scientific Inc	18,246	10,222
UnitedHealth Group Inc	43,700	23,937
Universal Health Services Inc, Cl B	3,000	393
Vertex Pharmaceuticals Inc *	11,900	3,765
Viatris Inc, Cl W *	55,874	616
Waters Corp *	2,800	970
West Pharmaceutical Services Inc	3,500	821
Zimmer Biomet Holdings Inc	9,900	1,189
Zoetis Inc, Cl A	21,767	3,355

		243,489
Industrials — 7.6%
3M Co	25,759	3,245
A O Smith Corp	5,900	358
Alaska Air Group Inc *	6,300	299
Allegion plc	4,033	458
American Airlines Group Inc *	29,800	430
AMETEK Inc	10,700	1,524
Boeing Co/The *	26,000	4,651
Carrier Global Corp	39,579	1,754
Caterpillar Inc	24,600	5,816
CH Robinson Worldwide Inc	5,800	581
Cintas Corp	4,000	1,847
Copart Inc *	19,800	1,318
CoStar Group Inc *	18,600	1,507
CSX Corp	99,700	3,259

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cummins Inc	6,600	$1,658
Deere & Co	13,000	5,733
Delta Air Lines Inc *	30,100	1,065
Dover Corp	6,700	951
Eaton Corp PLC	18,701	3,057
Emerson Electric Co	27,800	2,662
Equifax Inc	5,700	1,125
Expeditors International of Washington Inc	7,600	882
Fastenal Co	26,700	1,375
FedEx Corp	11,249	2,050
Fortive Corp	16,524	1,116
Fortune Brands Home & Security Inc	6,000	392
Generac Holdings Inc *	3,000	317
General Dynamics Corp	10,500	2,650
General Electric Co	51,099	4,393
Honeywell International Inc	31,400	6,894
Howmet Aerospace Inc	17,566	662
Huntington Ingalls Industries Inc	1,900	441
IDEX Corp	3,500	831
Illinois Tool Works Inc	13,156	2,993
Ingersoll Rand Inc	19,230	1,038
Jacobs Solutions Inc	6,000	759
JB Hunt Transport Services Inc	3,900	717
Johnson Controls International plc	32,403	2,153
L3Harris Technologies Inc	9,010	2,046
Leidos Holdings Inc	6,400	700
Lockheed Martin Corp	11,024	5,349
Masco Corp	10,600	538
Nordson Corp	2,600	615
Norfolk Southern Corp	11,000	2,821
Northrop Grumman Corp	6,800	3,626
Old Dominion Freight Line Inc	4,300	1,301
Otis Worldwide Corp	19,689	1,538
PACCAR Inc	16,300	1,726
Parker-Hannifin Corp	6,000	1,794
Pentair PLC	7,946	364
Quanta Services Inc	6,700	1,004
Raytheon Technologies Corp	68,871	6,799
Republic Services Inc, Cl A	9,600	1,337
Robert Half International Inc	5,000	394
Rockwell Automation Inc	5,400	1,427
Rollins Inc	10,825	438
Snap-on Inc	2,500	601
Southwest Airlines Co	27,800	1,109
Stanley Black & Decker Inc	6,900	564
Textron Inc	9,900	707
Trane Technologies PLC	10,900	1,945
TransDigm Group Inc	2,400	1,508
Union Pacific Corp	29,100	6,327
United Airlines Holdings Inc *	15,600	689
United Parcel Service Inc, Cl B	34,100	6,470
United Rentals Inc *	3,300	1,165

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Verisk Analytics Inc, Cl A	7,400	$1,359
Waste Management Inc	17,530	2,940
Westinghouse Air Brake Technologies Corp	8,572	867
WW Grainger Inc	2,000	1,206
Xylem Inc/NY	8,300	933

		135,168
Information Technology — 23.6%
Accenture PLC, Cl A	29,500	8,877
Adobe Inc *	21,800	7,520
Advanced Micro Devices Inc *	75,236	5,841
Akamai Technologies Inc *	7,400	702
Amphenol Corp, Cl A	28,000	2,252
Analog Devices Inc	24,244	4,168
ANSYS Inc *	4,000	1,017
Apple Inc	705,131	104,381
Applied Materials Inc	40,500	4,439
Arista Networks Inc *	10,900	1,518
Autodesk Inc *	10,200	2,060
Automatic Data Processing Inc	19,400	5,124
Broadcom Inc	18,793	10,356
Broadridge Financial Solutions Inc	5,500	820
Cadence Design Systems Inc *	12,900	2,219
CDW Corp/DE	6,300	1,188
Ceridian HCM Holding Inc *	6,500	445
Cisco Systems Inc	193,100	9,601
Cognizant Technology Solutions Corp, Cl A	24,300	1,512
Corning Inc	36,000	1,229
DXC Technology Co *	10,738	319
Enphase Energy Inc *	6,300	2,020
EPAM Systems Inc *	2,700	995
F5 Inc *	2,900	448
Fidelity National Information Services Inc	28,600	2,076
Fiserv Inc *	29,800	3,110
FleetCor Technologies Inc *	3,500	687
Fortinet Inc *	30,700	1,632
Gartner Inc *	3,700	1,296
Gen Digital Inc	27,300	627
Global Payments Inc	12,972	1,346
Hewlett Packard Enterprise Co	60,900	1,022
HP Inc	42,700	1,283
Intel Corp	191,400	5,755
International Business Machines Corp	42,058	6,262
Intuit Inc	13,200	5,380
Jack Henry & Associates Inc	3,500	663
Juniper Networks Inc	15,500	515
Keysight Technologies Inc *	8,400	1,520
KLA Corp	6,623	2,604
Lam Research Corp	6,387	3,017
Mastercard Inc, Cl A	39,800	14,185
Microchip Technology Inc	26,000	2,059
Micron Technology Inc	51,400	2,963
Microsoft Corp	348,170	88,832

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Monolithic Power Systems Inc	2,100	$802
Motorola Solutions Inc	7,867	2,141
NetApp Inc	10,300	696
NVIDIA Corp	116,800	19,766
NXP Semiconductors NV	12,300	2,163
ON Semiconductor Corp *	20,300	1,527
Oracle Corp	70,800	5,879
Paychex Inc	15,100	1,873
Paycom Software Inc *	2,300	780
PayPal Holdings Inc *	53,900	4,226
PTC Inc *	4,900	623
Qorvo Inc *	4,800	476
QUALCOMM Inc	52,400	6,628
Roper Technologies Inc	5,000	2,194
salesforce.com *	46,400	7,436
Seagate Technology Holdings PLC	9,100	482
ServiceNow Inc *	9,400	3,913
Skyworks Solutions Inc	7,500	717
SolarEdge Technologies Inc *	2,600	777
Synopsys Inc *	7,200	2,445
TE Connectivity Ltd	15,000	1,892
Teledyne Technologies Inc *	2,181	916
Teradyne Inc	7,300	682
Texas Instruments Inc	42,600	7,688
Trimble Inc *	11,600	693
Tyler Technologies Inc *	1,900	651
VeriSign Inc *	4,300	859
Visa Inc, Cl A	76,255	16,547
Western Digital Corp *	15,103	555
Zebra Technologies Corp, Cl A *	2,400	649

		422,561
Materials — 2.4%
Air Products and Chemicals Inc	10,400	3,226
Albemarle Corp	5,500	1,529
Amcor PLC	70,688	873
Avery Dennison Corp	3,800	735
Ball Corp	14,700	824
Celanese Corp, Cl A	4,700	504
CF Industries Holdings Inc	9,400	1,017
Corteva Inc	33,805	2,270
Dow Inc	33,771	1,721
DuPont de Nemours Inc	23,540	1,660
Eastman Chemical Co	5,700	494
Ecolab Inc	11,575	1,734
FMC Corp	5,900	771
Freeport-McMoRan Inc, Cl B	67,200	2,674
International Flavors & Fragrances Inc	11,957	1,265
International Paper Co	17,000	631
Linde PLC	23,253	7,824
LyondellBasell Industries NV, Cl A	11,900	1,012
Martin Marietta Materials Inc	2,900	1,063
Mosaic Co/The	16,200	831

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Newmont Corp	37,300	$1,771
Nucor Corp	12,300	1,844
Packaging Corp of America	4,400	598
PPG Industries Inc	10,900	1,474
Sealed Air Corp	7,000	373
Sherwin-Williams Co/The	11,025	2,747
Vulcan Materials Co	6,200	1,137
Westrock Co	12,341	468

		43,070
Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	7,000	1,089
American Tower Corp, Cl A ‡	21,647	4,789
AvalonBay Communities Inc ‡	6,600	1,154
Boston Properties Inc ‡	6,600	476
Camden Property Trust ‡	5,000	602
CBRE Group Inc, Cl A *	15,100	1,202
Crown Castle Inc ‡	20,200	2,857
Digital Realty Trust Inc ‡	13,300	1,496
Equinix Inc ‡	4,257	2,940
Equity Residential ‡	15,700	1,018
Essex Property Trust Inc ‡	3,100	683
Extra Space Storage Inc ‡	6,300	1,012
Federal Realty Investment Trust ‡	3,300	367
Healthpeak Properties Inc ‡	25,300	664
Host Hotels & Resorts Inc ‡	34,185	648
Invitation Homes Inc ‡	26,800	875
Iron Mountain Inc ‡	13,571	737
Kimco Realty Corp ‡	29,000	665
Mid-America Apartment Communities Inc ‡	5,500	907
Prologis Inc ‡	42,990	5,064
Public Storage ‡	7,300	2,175
Realty Income Corp ‡	28,800	1,816
Regency Centers Corp ‡	7,200	478
SBA Communications Corp, Cl A ‡	5,100	1,527
Simon Property Group Inc ‡	15,400	1,839
UDR Inc ‡	14,600	606
Ventas Inc ‡	18,700	870
VICI Properties Inc ‡	45,200	1,546
Vornado Realty Trust ‡	7,600	192
Welltower Inc ‡	21,700	1,541
Weyerhaeuser Co ‡	34,327	1,123

		42,958
Utilities — 2.7%
AES Corp/The	31,300	905
Alliant Energy Corp	11,800	664
Ameren Corp	12,100	1,081
American Electric Power Co Inc	24,100	2,333
American Water Works Co Inc	8,500	1,290
Atmos Energy Corp	6,700	805
CenterPoint Energy Inc	29,500	918
CMS Energy Corp	13,600	830

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Dynamic Asset Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Edison Inc	16,500	$1,618
Constellation Energy Corp	15,166	1,458
Dominion Energy Inc	38,732	2,367
DTE Energy Co	9,100	1,056
Duke Energy Corp	35,830	3,580
Edison International	17,900	1,193
Entergy Corp	9,500	1,104
Evergy Inc	10,999	651
Eversource Energy	16,100	1,334
Exelon Corp	46,600	1,928
FirstEnergy Corp	25,500	1,052
NextEra Energy Inc	91,600	7,758
NiSource Inc	19,500	545
NRG Energy Inc	11,000	467
PG&E Corp *	75,600	1,187
Pinnacle West Capital Corp	5,200	407
PPL Corp	34,500	1,018
Public Service Enterprise Group Inc	23,200	1,405
Sempra Energy	14,800	2,460
Southern Co/The	49,500	3,348
WEC Energy Group Inc	14,662	1,454
Xcel Energy Inc	25,400	1,784

		48,000
Total Common Stock
(Cost $580,535) ($ Thousands)		1,599,231

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
3.370%**†	25,109,179	25,109

Total Cash Equivalent
(Cost $25,109) ($ Thousands)		25,109

Total Investments in Securities — 91.0%
(Cost $605,644) ($ Thousands)		$1,624,340

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI^	872	Dec-2022	$174,677	$177,943	$3,266

A list of OTC swap agreements held by the fund at November 30, 2022, is as follows

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas^	PAYB +BCOMTR/0.10%	0.10%	INDEX RETURN	Quarterly	12/10/2022	USD	124,675	$(2,438)	$–	$(2,438)
Goldman Sachs	GSINFCI1H23 02/27/23	NEGATIVE INDEX RETURN	POSITIVE INDEX RETURN	Quarterly	02/27/2023	USD	118,930	2,728	–	2,728
								$290	$–	$290

Percentages are based on Net Assets of $1,784,670 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2022.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2022.

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,599,231	–	–	1,599,231
Cash Equivalent	25,109	–	–	25,109
Total Investments in Securities	1,624,340	–	–	1,624,340

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,266	–	–	3,266
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,728	–	2,728
Unrealized Depreciation	–	(2,438)	–	(2,438)
Total Other Financial Instruments	3,266	290	–	3,556

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2022 ($ Thousands):

Security Description	Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2022	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$—	$70,671	$(45,562)	$—	$—	$25,109	$129	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 51.6%
U.S. Treasury Bills ^ (A)
3.896%, 01/10/2023	$12,000	$11,948
3.863%, 01/19/2023	6,500	6,465
3.650%, 01/12/2023	8,500	8,461
3.299%, 08/10/2023	400	388
3.120%, 06/15/2023	400	391
3.051%, 12/22/2022	10,000	9,979
2.983%, 12/15/2022	12,000	11,985
2.897%, 12/08/2022	12,000	11,992
U.S. Treasury Inflation-Protected Securities
0.375%, 07/15/2027	95,598	91,235
0.125%, 07/15/2024 (B)	83,535	81,076
0.125%, 10/15/2024	43,960	42,512
0.125%, 07/15/2026 (B)	78,592	74,745
U.S. Treasury Notes ^
4.457%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (C)	1,600	1,599
4.366%, US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023 (C)	9,600	9,605
4.354%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (C)	4,000	3,995
4.351%, US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023 (C)	16,700	16,714

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.346%, US Treasury 3 Month Bill Money Market Yield + 0.029%, 07/31/2023 (C)	$6,500	$6,505
4.302%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (C)	6,700	6,698
3.250%, 08/31/2024	400	392
0.125%, 04/30/2023	300	294

Total U.S. Treasury Obligations
(Cost $399,119) ($ Thousands)		396,979

	Shares
COMMON STOCK — 32.6%

Communication Services — 2.6%
Activision Blizzard Inc	6,741	498
Alphabet Inc, Cl A *	31,580	3,189
Alphabet Inc, Cl C *	28,393	2,880
AMC Entertainment Holdings Inc, Cl A	3,340	24
AT&T Inc (D)	125,118	2,412
Cogent Communications Holdings Inc	584	34
Electronic Arts Inc	2,314	303
Frontier Communications Parent Inc *	4,180	108
Iridium Communications Inc *	2,131	113
Liberty Media Corp-Liberty Formula One, Cl C *	2,659	162
Live Nation Entertainment Inc *	1,302	95
Lumen Technologies Inc	19,527	107
Madison Square Garden Sports Corp, Cl A	407	66
Match Group Inc *	1,949	99
Meta Platforms Inc, Cl A *	12,843	1,517
Netflix Inc *	4,045	1,236
Pinterest Inc, Cl A *	3,563	91
ROBLOX Corp, Cl A *	3,954	126
Roku Inc, Cl A *	1,062	63
Shenandoah Telecommunications Co	3,259	63
Spotify Technology SA *	1,263	100
Take-Two Interactive Software Inc *	1,521	161
Telephone and Data Systems Inc	4,278	45
T-Mobile US Inc *	10,339	1,566
Verizon Communications Inc	73,601	2,869
Walt Disney Co/The *	17,078	1,671
Warner Bros Discovery Inc *(D)	20,971	239
World Wrestling Entertainment Inc, Cl A	713	57
ZoomInfo Technologies Inc, Cl A *	1,004	29

		19,923
Consumer Staples — 8.3%
Albertsons Cos Inc, Cl A	3,596	75
Altria Group Inc (D)	43,922	2,046
Archer-Daniels-Midland Co	13,798	1,345
B&G Foods Inc, Cl A	2,953	39

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Beauty Health Co/The *	2,481	$27
BellRing Brands Inc *	4,209	105
BJ's Wholesale Club Holdings Inc *	3,494	263
Boston Beer Co Inc/The, Cl A *	226	87
Brown-Forman Corp, Cl A	926	68
Brown-Forman Corp, Cl B	4,731	345
Bunge Ltd	3,450	362
Cal-Maine Foods Inc	1,049	61
Campbell Soup Co	5,172	277
Casey's General Stores Inc	1,098	267
Celsius Holdings Inc *	1,302	145
Central Garden & Pet Co, Cl A *	2,037	80
Chefs' Warehouse Inc/The *	1,498	58
Church & Dwight Co Inc	6,240	511
Clorox Co/The	3,216	478
Coca-Cola Co/The (D)	95,065	6,047
Coca-Cola Consolidated Inc	140	69
Colgate-Palmolive Co	20,560	1,593
Conagra Brands Inc	11,730	445
Constellation Brands Inc, Cl A	3,729	960
Costco Wholesale Corp (D)	10,901	5,878
Coty Inc, Cl A *	9,557	75
Darling Ingredients Inc *	4,131	297
Edgewell Personal Care Co	1,620	70
elf Beauty Inc *	1,465	80
Energizer Holdings Inc	2,648	90
Estee Lauder Cos Inc/The, Cl A	5,933	1,399
Flowers Foods Inc	4,140	124
Fresh Del Monte Produce Inc	2,037	56
Freshpet Inc *	1,100	74
General Mills Inc	14,497	1,237
Grocery Outlet Holding Corp *	1,685	51
Hain Celestial Group Inc/The *	1,970	37
Herbalife Nutrition Ltd *	2,031	36
Hershey Co/The	3,637	855
Hormel Foods Corp	7,219	339
Hostess Brands Inc, Cl A *	3,027	80
Ingles Markets Inc, Cl A	611	62
Ingredion Inc	1,752	172
Inter Parfums Inc	389	37
J & J Snack Foods Corp	338	55
J M Smucker Co/The	2,349	362
Kellogg Co	6,445	470
Keurig Dr Pepper Inc	20,938	810
Kimberly-Clark Corp	8,291	1,124
Kraft Heinz Co/The	17,174	676
Kroger Co/The	16,428	808
Lamb Weston Holdings Inc	3,546	308
Lancaster Colony Corp	463	96
McCormick & Co Inc/MD	6,452	550
Medifast Inc	235	30
MGP Ingredients Inc	200	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molson Coors Beverage Co, Cl B	4,829	$266
Mondelez International Inc, Cl A	34,826	2,355
Monster Beverage Corp *	9,213	948
National Beverage Corp	999	51
Nu Skin Enterprises Inc, Cl A	834	35
Olaplex Holdings Inc *	3,432	20
PepsiCo Inc (D)	33,673	6,247
Performance Food Group Co *	3,875	236
Philip Morris International Inc (D)	38,734	3,861
Pilgrim's Pride Corp *	988	26
Post Holdings Inc *	1,557	146
PriceSmart Inc	917	65
Primo Water Corp	3,769	59
Procter & Gamble Co/The (D)	59,373	8,856
Reynolds Consumer Products Inc	1,833	59
Seaboard Corp	13	51
Simply Good Foods Co/The *	3,124	125
SpartanNash Co	1,399	46
Spectrum Brands Holdings Inc	1,589	85
Sprouts Farmers Market Inc *	2,598	89
SunOpta *	5,547	52
Sysco Corp	12,822	1,109
TreeHouse Foods Inc *	979	48
Tyson Foods Inc, Cl A (D)	7,144	473
United Natural Foods Inc *	1,399	67
Universal Corp/VA	1,018	58
US Foods Holding Corp *	4,913	180
Utz Brands Inc	3,564	68
Vector Group Ltd	6,560	73
Walgreens Boots Alliance Inc	18,439	765
Walmart Inc (D)	35,071	5,345
WD-40 Co	256	43
Weis Markets Inc	576	50

		64,073
Energy — 7.9%
Antero Midstream Corp	13,184	149
Antero Resources Corp *	8,238	301
APA Corp	8,983	421
Arch Resources Inc	584	90
Archaea Energy, Cl A *	3,259	85
Archrock Inc	5,746	50
Baker Hughes Co, Cl A	28,194	818
Berry Corp	700	6
Brigham Minerals Inc, Cl A	1,435	51
Bristow Group Inc *	1,497	39
Cactus Inc, Cl A	1,999	109
California Resources Corp	1,538	70
Callon Petroleum Co *	1,699	71
ChampionX Corp	6,343	196
Cheniere Energy Inc	7,225	1,267
Chesapeake Energy Corp	2,657	275
Chevron Corp (D)	56,426	10,344

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chord Energy Corp	1,030	$157
Civitas Resources Inc	2,254	152
Clean Energy Fuels Corp *	5,680	38
CNX Resources Corp *	6,724	117
Comstock Resources Inc	2,696	49
ConocoPhillips (D)	37,080	4,580
CONSOL Energy Inc	1,512	117
Coterra Energy Inc, Cl A	22,464	627
CVR Energy Inc	1,498	55
Delek US Holdings Inc	1,380	43
Denbury Inc *	1,699	152
Devon Energy Corp	18,636	1,277
DHT Holdings Inc	6,111	62
Diamond Offshore Drilling *	4,074	39
Diamondback Energy Inc	4,980	737
Dril-Quip Inc *	1,946	46
DT Midstream Inc	3,423	206
Energy Fuels Inc/Canada *	6,194	43
Enviva Inc	1,573	89
EOG Resources Inc	16,656	2,364
EQT Corp	10,154	431
Equitrans Midstream Corp	11,922	100
Exxon Mobil Corp (D)	120,806	13,451
FLEX LNG	167	6
Frontline Ltd/Bermuda	5,092	71
Golar LNG Ltd *	2,948	74
Green Plains Inc *	1,498	52
Gulfport Energy Corp *	600	49
Halliburton Co	26,069	988
Helmerich & Payne Inc	3,374	172
Hess Corp	8,278	1,191
HF Sinclair Corp	4,640	289
International Seaways Inc	1,620	70
Kinder Morgan Inc	59,808	1,144
Kosmos Energy Ltd *	15,401	102
Laredo Petroleum *	477	30
Liberty Energy Inc, Cl A *	4,021	66
Magnolia Oil & Gas Corp, Cl A	5,005	131
Marathon Oil Corp	19,529	598
Marathon Petroleum Corp (D)	14,631	1,782
Matador Resources Co	2,940	195
Murphy Oil Corp	4,222	199
Nabors Industries Ltd *	190	30
New Fortress Energy Inc, Cl A	1,399	71
NexTier Oilfield Solutions Inc *	3,694	38
Noble Corp PLC *	2,444	91
Nordic American Tankers Ltd	17,415	63
Northern Oil and Gas Inc	1,897	69
NOV Inc	12,095	272
Occidental Petroleum Corp	23,658	1,644
Oceaneering International Inc *	3,462	53
ONEOK Inc	15,270	1,022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ovintiv Inc	6,805	$379
Par Pacific Holdings Inc *	1,040	24
Patterson-UTI Energy Inc	6,757	121
PBF Energy Inc, Cl A	2,877	114
PDC Energy Inc	2,869	213
Peabody Energy Corp *	3,496	112
Permian Resources Corp, Cl A	4,074	41
Phillips 66	14,533	1,576
Pioneer Natural Resources Co	6,983	1,648
Range Resources Corp	7,560	218
Ranger Oil Corp, Cl A	300	13
Schlumberger Ltd	40,906	2,109
Scorpio Tankers Inc	1,240	63
SFL Corp Ltd	5,093	50
SM Energy Co	3,075	133
Southwestern Energy Co *	29,766	206
Talos Energy Inc *	1,036	20
Targa Resources Corp	6,857	510
Teekay Tankers Ltd, Cl A *	1,731	58
Tellurian Inc *	14,184	38
Texas Pacific Land Corp	193	500
Tidewater Inc *	2,196	67
Uranium Energy Corp *	14,084	55
US Silica Holdings Inc *	3,496	46
Valaris Ltd *	1,865	123
Valero Energy Corp (D)	11,517	1,539
Weatherford International PLC *	1,883	82
Williams Cos Inc/The	36,533	1,268
World Fuel Services Corp	3,182	91

		61,253
Health Care — 6.6%
1Life Healthcare Inc *	2,825	48
Abbott Laboratories	14,511	1,561
AbbVie Inc	16,211	2,613
AbCellera Biologics Inc *	4,394	56
ABIOMED Inc *	366	138
Acadia Healthcare Co Inc *	1,043	93
ACADIA Pharmaceuticals Inc *	2,895	45
Agilent Technologies Inc	2,483	385
agilon health Inc *	2,444	43
Agios Pharmaceuticals Inc *	2,444	74
Align Technology Inc *	642	126
Alkermes PLC *	2,197	54
Alnylam Pharmaceuticals Inc *	1,257	277
Amedisys Inc *	611	56
AmerisourceBergen Corp, Cl A	1,284	219
Amgen Inc (D)	4,575	1,310
Amicus Therapeutics Inc *	1,046	13
AMN Healthcare Services Inc *	600	74
Apellis Pharmaceuticals Inc *	1,199	60
Arrowhead Pharmaceuticals Inc *	785	25
Arvinas Inc *	942	39

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avantor Inc *	4,481	$100
Axonics Inc *	815	56
Azenta Inc	1,324	80
Baxter International Inc (D)	4,393	248
Becton Dickinson and Co	2,409	601
BioCryst Pharmaceuticals Inc *	3,871	52
Biogen Inc *	1,206	368
BioMarin Pharmaceutical Inc *	1,706	172
Bio-Rad Laboratories Inc, Cl A *	168	70
Bio-Techne Corp	1,210	103
Blueprint Medicines Corp *	456	22
Boston Scientific Corp *	11,834	536
Bristol-Myers Squibb Co	17,484	1,404
Bruker Corp	875	59
Cardinal Health Inc	2,739	220
Catalent Inc *	1,449	73
Centene Corp *	4,642	404
Cerevel Therapeutics Holdings Inc *	2,037	59
Charles River Laboratories International Inc *	460	105
Chemed Corp	185	96
Cigna Corp	2,409	792
CONMED Corp	393	32
Cooper Cos Inc/The	330	104
Corcept Therapeutics Inc *	2,342	59
CorVel Corp *	193	29
CVS Health Corp	10,717	1,092
Cytokinetics Inc *	1,199	51
Danaher Corp	5,491	1,501
DaVita Inc *	510	38
Denali Therapeutics Inc *	1,051	33
Dentsply Sirona Inc	1,673	51
Dexcom Inc *	3,559	414
Doximity Inc, Cl A *	1,399	47
Edwards Lifesciences Corp *	5,158	398
Elanco Animal Health Inc *	3,755	48
Elevance Health Inc	1,977	1,054
Eli Lilly & Co	7,125	2,644
Enanta Pharmaceuticals Inc *	483	21
Encompass Health Corp	883	52
Enovis Corp *	1,528	83
Ensign Group Inc/The	349	33
Envista Holdings Corp *	1,599	54
Exact Sciences Corp *	1,677	75
Exelixis Inc *	2,133	36
Fate Therapeutics Inc *	2,648	55
Gilead Sciences Inc (D)	10,135	890
Glaukos Corp *	917	43
Globus Medical Inc, Cl A *	700	52
Guardant Health Inc *	636	33
Haemonetics Corp *	566	48
Halozyme Therapeutics Inc *	1,230	70

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
HCA Healthcare Inc	1,772	$426
HealthEquity Inc *	483	31
Henry Schein Inc *	936	76
Hologic Inc *	2,038	155
Horizon Therapeutics Plc *	2,174	218
Humana Inc	1,113	612
ICU Medical Inc *	126	20
IDEXX Laboratories Inc *	728	310
Illumina Inc *	1,321	288
Inari Medical Inc *	499	37
Incyte Corp *	1,555	124
Insmed Inc *	1,064	20
Inspire Medical Systems Inc *	200	48
Insulet Corp *	613	183
Integer Holdings Corp *	387	29
Integra LifeSciences Holdings Corp *	553	30
Intellia Therapeutics Inc *	1,138	59
Intra-Cellular Therapies Inc *	1,100	60
Intuitive Surgical Inc *	3,106	840
Ionis Pharmaceuticals Inc *	1,023	42
IQVIA Holdings Inc *	1,526	333
iRhythm Technologies Inc *	314	34
Jazz Pharmaceuticals PLC *	547	86
Johnson & Johnson (D)	21,825	3,885
Karuna Therapeutics Inc *	190	45
Laboratory Corp of America Holdings	941	226
Lantheus Holdings Inc *	799	50
LHC Group Inc *	438	72
LivaNova PLC *	428	24
Maravai LifeSciences Holdings Inc, Cl A *	1,863	28
Masimo Corp *	428	62
McKesson Corp	1,174	448
Medpace Holdings Inc *	299	63
Medtronic PLC	10,862	859
Merck & Co Inc	20,747	2,285
Merit Medical Systems Inc *	492	35
Mettler-Toledo International Inc *	178	262
Moderna Inc *	2,769	487
Molina Healthcare Inc *	468	158
Natera Inc *	541	22
National HealthCare Corp	700	43
Neurocrine Biosciences Inc *	770	98
Novocure Ltd *	711	55
Oak Street Health Inc *	1,644	35
Omnicell Inc *	242	12
Option Care Health Inc *	1,999	60
Organon & Co	1,863	48
Owens & Minor Inc	1,051	22
Pacira BioSciences Inc *	580	28
Penumbra Inc *	204	43
PerkinElmer Inc	908	127
Perrigo Co PLC	959	31

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Pfizer Inc	46,246	$2,318
Premier Inc, Cl A	2,342	78
Progyny Inc *	774	28
PTC Therapeutics Inc *	580	24
QIAGEN NV *	2,380	118
Quest Diagnostics Inc	811	123
QuidelOrtho Corp *	200	17
R1 RCM *	1,901	17
Regeneron Pharmaceuticals Inc *	855	643
Relay Therapeutics Inc *	2,648	49
Repligen Corp *	432	77
ResMed Inc	1,164	268
Revance Therapeutics Inc *	1,779	39
REVOLUTION Medicines Inc *	3,259	77
Royalty Pharma PLC, Cl A	3,531	155
Sage Therapeutics Inc *	703	29
Sarepta Therapeutics Inc *	707	87
Seagen Inc *	1,100	133
Shockwave Medical Inc *	200	51
STAAR Surgical Co *	754	43
STERIS PLC	1,087	202
Stryker Corp	2,915	682
Syneos Health Inc, Cl A *	1,027	36
Tandem Diabetes Care Inc *	719	30
Teladoc Health Inc *	1,185	34
Teleflex Inc	498	117
Tenet Healthcare Corp *	899	41
Thermo Fisher Scientific Inc	3,254	1,823
Twist Bioscience Corp *	1,130	31
Ultragenyx Pharmaceutical Inc *	1,324	48
United Therapeutics Corp *	371	104
UnitedHealth Group Inc (D)	7,658	4,195
Universal Health Services Inc, Cl B	523	68
Vaxcyte Inc *	2,240	103
Veeva Systems Inc, Cl A *	1,100	209
Vertex Pharmaceuticals Inc *	2,140	677
Viatris Inc, Cl W *	9,030	100
Waters Corp *	579	201
West Pharmaceutical Services Inc	755	177
Xencor Inc *	1,305	39
Zimmer Biomet Holdings Inc	2,015	242
Zoetis Inc, Cl A	3,871	597

		49,873
Information Technology — 2.3%
Accenture PLC, Cl A	2,101	632
Adobe Inc *	1,638	565
Akamai Technologies Inc *	499	47
ANSYS Inc *	336	85
AppLovin Corp, Cl A *	1,300	19
Aspen Technology Inc *	180	41
Atlassian Corp Ltd, Cl A *	422	55
Autodesk Inc *	847	171

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Automatic Data Processing Inc	1,413	$373
Bill.com Holdings Inc *	523	63
Black Knight Inc *	917	57
Block Inc, Cl A *	1,767	120
Broadridge Financial Solutions Inc	299	45
Cadence Design Systems Inc *	860	148
Ceridian HCM Holding Inc *	1,120	77
Cloudflare Inc, Cl A *	1,444	71
Cognizant Technology Solutions Corp, Cl A	2,290	142
Crowdstrike Holdings Inc, Cl A *	926	109
Datadog Inc, Cl A *	1,233	93
DocuSign Inc, Cl A *	408	19
Dynatrace Inc *	774	30
Elastic NV *	713	44
EPAM Systems Inc *	254	94
Fair Isaac Corp *	101	63
Fidelity National Information Services Inc	1,960	142
Fiserv Inc *	1,996	208
Five9 Inc *	400	26
FleetCor Technologies Inc *	407	80
Fortinet Inc *	2,066	110
Gartner Inc *	236	83
Gen Digital Inc	1,234	28
Genpact Ltd	1,018	47
Global Payments Inc	781	81
Globant SA *	306	57
GoDaddy Inc, Cl A *	732	58
Guidewire Software Inc *	387	23
HubSpot Inc *	144	44
International Business Machines Corp	2,832	422
Intuit Inc	1,059	432
Jack Henry & Associates Inc	339	64
Manhattan Associates Inc *	282	36
Mastercard Inc, Cl A	2,868	1,022
Microsoft Corp (D)	25,514	6,510
MongoDB Inc, Cl A *	307	47
Oracle Corp	5,301	440
Palantir Technologies Inc, Cl A *	7,900	59
Palo Alto Networks Inc *	895	152
Paychex Inc	1,379	171
Paycom Software Inc *	88	30
Paylocity Holding Corp *	202	44
PayPal Holdings Inc *	4,132	324
PTC Inc *	499	63
Qualys Inc *	306	38
Roper Technologies Inc	400	176
Salesforce Inc *	3,418	548
ServiceNow Inc *	672	280
Snowflake Inc, Cl A *	1,109	158
Splunk Inc *	1,075	83
Synopsys Inc *	553	188
Twilio Inc, Cl A *	426	21

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Tyler Technologies Inc *	89	$30
Unity Software Inc *	1,426	56
VeriSign Inc *	210	42
Visa Inc, Cl A	5,365	1,164
VMware Inc, Cl A *	510	62
WEX Inc *	407	69
Workday Inc, Cl A *	679	114
Zoom Video Communications Inc, Cl A *	1,061	80
Zscaler Inc *	314	42

		17,117
Real Estate — 3.3%
Acadia Realty Trust ‡	3,995	61
Agree Realty Corp ‡	1,532	107
Alexander & Baldwin Inc ‡	3,157	62
Alexandria Real Estate Equities Inc ‡	2,952	459
American Assets Trust Inc ‡	2,093	61
American Homes 4 Rent, Cl A ‡	6,355	210
American Tower Corp, Cl A ‡	8,818	1,951
Americold Realty Trust Inc ‡	5,945	177
Apartment Income Corp ‡	3,578	136
Apartment Investment and Management Co, Cl A ‡	5,442	46
Apple Hospitality REIT Inc ‡	5,928	101
AvalonBay Communities Inc ‡	2,704	473
Boston Properties Inc ‡	2,932	211
Brandywine Realty Trust ‡	8,759	61
Brixmor Property Group Inc ‡	6,878	159
Broadstone Net Lease Inc, Cl A ‡	3,196	54
Camden Property Trust ‡	2,096	252
CareTrust Inc ‡	2,098	42
CBRE Group Inc, Cl A *	6,141	489
Centerspace ‡	600	39
Corporate Office Properties Trust ‡	1,389	39
Cousins Properties Inc ‡	2,321	61
Crown Castle Inc ‡	8,325	1,177
CubeSmart ‡	4,378	181
Cushman & Wakefield PLC *	4,685	54
DiamondRock Hospitality Co ‡	5,694	54
Digital Realty Trust Inc ‡	5,223	587
DigitalBridge Group	5,601	81
Douglas Emmett Inc ‡	2,381	41
Easterly Government Properties Inc, Cl A ‡	3,666	58
EastGroup Properties Inc ‡	878	136
Elme Communities ‡	2,188	43
Empire State Realty Trust Inc, Cl A ‡	4,069	31
EPR Properties ‡	947	39
Equinix Inc ‡	1,824	1,260
Equity Commonwealth ‡	1,998	54
Equity LifeStyle Properties Inc ‡	3,096	206
Equity Residential ‡	6,747	438
Essential Properties Realty Trust Inc ‡	5,117	119
Essex Property Trust Inc ‡	1,321	291

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Extra Space Storage Inc ‡	2,381	$383
Federal Realty Investment Trust ‡	1,706	190
First Industrial Realty Trust Inc ‡	2,797	141
Four Corners Property Trust Inc ‡	1,854	50
Gaming and Leisure Properties Inc ‡	4,750	250
Getty Realty Corp ‡	1,084	36
Global Net Lease Inc ‡	2,957	40
Healthcare Realty Trust Inc, Cl A ‡	6,241	128
Healthpeak Properties Inc ‡	11,510	302
Highwoods Properties Inc ‡	1,726	51
Host Hotels & Resorts Inc ‡	14,618	277
Howard Hughes Corp/The *	1,120	84
Independence Realty Trust Inc ‡	3,095	56
Innovative Industrial Properties Inc, Cl A ‡	505	61
Invitation Homes Inc ‡	11,702	382
Iron Mountain Inc ‡	5,204	283
JBG SMITH Properties ‡	1,661	34
Jones Lang LaSalle Inc *	1,099	185
Kennedy-Wilson Holdings Inc	2,825	48
Kilroy Realty Corp ‡	2,840	123
Kimco Realty Corp ‡	12,459	286
Kite Realty Group Trust ‡	4,170	95
Lamar Advertising Co, Cl A ‡	1,795	180
Life Storage Inc ‡	1,661	179
LTC Properties Inc ‡	1,199	47
LXP Industrial Trust, Cl B ‡	4,725	51
Macerich Co/The ‡	3,501	45
Medical Properties Trust Inc ‡	13,179	173
Mid-America Apartment Communities Inc ‡	2,227	367
National Health Investors Inc ‡	759	43
National Retail Properties Inc ‡	4,012	186
National Storage Affiliates Trust ‡	1,656	66
NETSTREIT Corp ‡	3,768	74
Office Properties Income Trust ‡	1,905	29
Omega Healthcare Investors Inc ‡	4,966	150
Outfront Media Inc ‡	2,321	42
Paramount Group Inc ‡	4,104	27
Park Hotels & Resorts Inc ‡	3,704	48
Pebblebrook Hotel Trust ‡	2,442	41
Phillips Edison ‡	2,598	84
Physicians Realty Trust ‡	2,809	42
Piedmont Office Realty Trust Inc, Cl A ‡	5,704	59
PotlatchDeltic Corp ‡	1,020	49
Prologis Inc ‡	18,162	2,139
Public Storage ‡	2,988	890
Rayonier Inc ‡	2,524	91
Realty Income Corp ‡	11,579	730
Regency Centers Corp ‡	3,646	242
Retail Opportunity Investments Corp ‡	1,823	28
Rexford Industrial Realty Inc ‡	3,146	174
RLJ Lodging Trust ‡	3,867	47
Ryman Hospitality Properties Inc ‡	867	79

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sabra Health Care REIT Inc ‡	2,956	$38
Saul Centers Inc ‡	842	36
SBA Communications Corp, Cl A ‡	2,078	622
Service Properties Trust ‡	7,116	56
Simon Property Group Inc ‡	6,198	740
SITE Centers Corp ‡	2,720	37
SL Green Realty Corp ‡	827	35
Spirit Realty Capital Inc ‡	3,750	155
St. Joe Co	1,629	63
STAG Industrial Inc ‡	2,816	93
STORE Capital Corp ‡	4,218	135
Sun Communities Inc ‡	2,588	380
Sunstone Hotel Investors Inc ‡	6,275	69
Tanger Factory Outlet Centers Inc ‡	2,895	56
Terreno Realty Corp ‡	1,837	108
UDR Inc ‡	6,388	265
Uniti Group Inc ‡	3,663	28
Urban Edge Properties ‡	2,548	40
Ventas Inc ‡	7,831	364
Veris Residential *‡	2,503	40
VICI Properties Inc ‡	17,877	611
Vornado Realty Trust ‡	2,514	64
Welltower Inc ‡	8,756	622
Weyerhaeuser Co ‡	13,484	441
WP Carey Inc ‡	3,692	291
Xenia Hotels & Resorts Inc ‡	2,072	32
Zillow Group Inc, Cl A *	1,100	41
Zillow Group Inc, Cl C *	4,327	164

		25,614
Utilities — 1.6%
AES Corp/The	6,537	189
ALLETE Inc	799	53
Alliant Energy Corp	3,104	175
Ameren Corp	2,637	236
American Electric Power Co Inc	5,462	529
American States Water Co	499	49
American Water Works Co Inc	1,869	284
Atmos Energy Corp	1,349	162
Avangrid Inc	999	43
Avista Corp	1,100	45
Black Hills Corp	799	57
Brookfield Infrastructure Corp, Cl A	676	32
Brookfield Renewable Corp, Cl A	1,100	36
California Water Service Group	1,018	66
CenterPoint Energy Inc	7,532	234
Clearway Energy Inc, Cl C	1,280	45
CMS Energy Corp	2,954	180
Consolidated Edison Inc	3,737	366
Constellation Energy Corp	3,091	297
Dominion Energy Inc	8,375	512
DTE Energy Co	2,234	259
Duke Energy Corp	8,439	843

Description	Shares		Market Value ($ Thousands)
COMMON STOCK (continued)
Edison International		4,366	$291
Entergy Corp		2,271	264
Essential Utilities Inc		3,158	152
Evergy Inc		2,034	121
Eversource Energy		3,496	290
Exelon Corp		10,532	436
FirstEnergy Corp		5,292	218
Hawaiian Electric Industries Inc		1,731	71
IDACORP Inc		371	41
MGE Energy Inc		713	51
National Fuel Gas Co		965	64
New Jersey Resources Corp		1,298	65
NextEra Energy Inc		21,559	1,826
NiSource Inc		3,416	96
NorthWestern Corp		942	55
NRG Energy Inc		2,956	126
OGE Energy Corp		1,585	64
ONE Gas Inc		388	34
Ormat Technologies Inc		623	56
Otter Tail Corp		713	43
PG&E Corp *		18,705	294
Pinnacle West Capital Corp		1,407	110
PNM Resources Inc		516	25
Portland General Electric Co		1,023	50
PPL Corp		8,000	236
Public Service Enterprise Group Inc		5,703	345
Sempra Energy		3,211	534
SJW Group		700	52
South Jersey Industries Inc		2,099	73
Southern Co/The		10,916	738
Southwest Gas Holdings Inc		600	41
Spire Inc		700	52
Sunnova Energy International Inc *		1,884	43
UGI Corp		1,561	60
Vistra Corp		3,884	95
WEC Energy Group Inc		3,439	341
Xcel Energy Inc		5,839	410

			12,555
Total Common Stock
(Cost $151,844) ($ Thousands)			250,408

	Face Amount (Thousands)
CORPORATE OBLIGATIONS — 8.2%
Communication Services — 0.9%
Altice Financing
3.000%, 01/15/2028	EUR	226	190
Altice France
3.375%, 01/15/2028		112	92
CCO Holdings LLC
4.750%, 02/01/2032 (E)		$489	409

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 08/15/2030 (E)		$54	$45
4.500%, 06/01/2033 (E)		189	150
DISH DBS
5.250%, 12/01/2026 (E)		920	790
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		415	341
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	226	211
Magallanes
3.755%, 03/15/2027 (E)		$525	478
Prosus
3.680%, 01/21/2030 (E)		479	388
3.257%, 01/19/2027 (E)		262	230
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	226	206
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		$412	265
Time Warner Cable LLC
4.500%, 09/15/2042		245	184
T-Mobile USA
3.375%, 04/15/2029		63	56
2.625%, 02/15/2029		107	91
2.550%, 02/15/2031		837	694
Weibo
3.375%, 07/08/2030		1,183	870

			5,690

Consumer Discretionary — 0.7%
Advance Auto Parts
3.900%, 04/15/2030		784	691
Amazon.com
4.550%, 12/01/2027		538	542
Carnival
4.000%, 08/01/2028 (E)		527	439
Expedia Group
6.250%, 05/01/2025 (E)		24	24
Ford Motor
6.100%, 08/19/2032		369	354
Harley-Davidson Financial Services
3.050%, 02/14/2027 (E)		634	566
Las Vegas Sands Corp
3.900%, 08/08/2029		653	561
MDC Holdings
6.000%, 01/15/2043		340	276
NH Hotel Group
4.000%, 07/02/2026	EUR	107	103
Nissan Motor
4.345%, 09/17/2027 (E)		$1,034	932
Ross Stores
4.700%, 04/15/2027		946	929
Royal Caribbean Cruises
8.250%, 01/15/2029 (E)		203	206

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wynn Macau
5.625%, 08/26/2028 (E)	$341	$283

		5,906

Consumer Staples — 0.5%
Albertsons
3.500%, 03/15/2029 (E)	351	292
Altria Group
4.800%, 02/14/2029	160	154
3.400%, 05/06/2030	850	730
BAT Capital
4.906%, 04/02/2030	447	413
2.259%, 03/25/2028	1,268	1,063
Cargill
5.125%, 10/11/2032 (E)	210	213
Natura & Luxembourg Holdings Sarl
6.000%, 04/19/2029 (E)	319	267
Natura Cosmeticos
4.125%, 05/03/2028 (E)	271	216
Philip Morris International
5.625%, 11/17/2029	97	99
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	500	–

		3,447

Energy — 0.6%
BP Capital Markets America
2.939%, 06/04/2051	1,066	728
Continental Resources/Oklahoma
2.268%, 11/15/2026 (E)	960	830
Enbridge Energy Partners
7.375%, 10/15/2045	587	665
Energy Transfer
6.250%, 04/15/2049	297	281
EQT
5.700%, 04/01/2028	116	116
Marathon Petroleum
6.500%, 03/01/2041	150	157
Oleoducto Central
4.000%, 07/14/2027 (E)	235	203
ONEOK
6.350%, 01/15/2031	124	128
6.100%, 11/15/2032	77	78
ONEOK Partners
6.125%, 02/01/2041	54	51
Tengizchevroil Finance International
3.250%, 08/15/2030 (E)	255	179
TransCanada PipeLines
6.200%, 10/15/2037	302	313
6.100%, 06/01/2040	486	497
Var Energi
8.000%, 11/15/2032 (E)	357	373

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
7.500%, 01/15/2028 (E)	$276	$282

		4,881

Financials — 3.5%
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/2026 (C)(E)	722	732
Aircastle
5.250%, 08/11/2025 (E)	432	414
4.250%, 06/15/2026	54	50
4.125%, 05/01/2024	172	166
2.850%, 01/26/2028 (E)	778	634
Alfa
5.250%, 03/25/2024 (E)	814	811
Aviation Capital Group LLC
5.500%, 12/15/2024 (E)	432	423
4.875%, 10/01/2025 (E)	175	165
4.375%, 01/30/2024 (E)	152	148
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	157	136
1.950%, 01/30/2026 (E)	406	354
1.950%, 09/20/2026 (E)	142	120
Banco de Credito del Peru S.A. MTN
3.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (C)(E)	728	664
Banco Santander
4.175%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.000%, 03/24/2028 (C)	200	185
Bank of America
1.734%, U.S. SOFR + 0.960%, 07/22/2027 (C)	1,043	914
Bank of America MTN
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (C)	773	742
Bank of Ireland Group
6.253%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.650%, 09/16/2026 (C)(E)	368	361
Barclays PLC
7.385%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.300%, 11/02/2028 (C)	321	332
BNP Paribas
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.340%(C)(G)	724	550
2.871%, U.S. SOFR + 1.387%, 04/19/2032 (C)(E)	687	542
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (C)	270	259

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.636%, U.S. SOFR + 1.290%, 03/03/2026 (C)	$447	$417
CDBL Funding 1 MTN
3.500%, 10/24/2027	520	475
Charles Schwab
5.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(C)(G)	247	243
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(C)(G)	583	496
Citigroup
5.950%, ICE LIBOR USD 3 Month + 4.068%(C)(G)	177	175
4.140%, U.S. SOFR + 1.372%, 05/24/2025 (C)	759	745
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(C)(G)	348	301
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(C)(E)(G)	200	165
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.600%(C)(E)(G)	544	422
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(C)(E)(G)	300	192
6.373%, U.S. SOFR + 3.340%, 07/15/2026 (C)(E)	277	257
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (C)(E)	382	289
Danske Bank
4.298%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.750%, 04/01/2028 (C)(E)	207	189
Deutsche Bank NY
6.119%, U.S. SOFR + 3.190%, 07/14/2026 (C)	194	190
3.961%, U.S. SOFR + 2.581%, 11/26/2025 (C)	295	279
2.129%, U.S. SOFR + 1.870%, 11/24/2026 (C)	330	289
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(C)(G)	1,003	979
Federation des Caisses Desjardins du Quebec
4.550%, 08/23/2027 (E)	369	353
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(C)(G)	236	221

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(C)(G)		$296	$241
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (C)		573	598
5.402%, U.S. SOFR + 2.870%, 08/11/2033 (C)		364	341
ING Groep
4.017%, U.S. SOFR + 1.830%, 03/28/2028 (C)		286	267
Intesa Sanpaolo
7.000%, 11/21/2025 (E)		210	214
Lloyds Banking Group
7.953%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.750%, 11/15/2033 (C)		247	260
Mizuho Financial Group
5.414%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.050%, 09/13/2028 (C)		369	369
Morgan Stanley
6.296%, U.S. SOFR + 2.240%, 10/18/2028 (C)		389	403
4.210%, U.S. SOFR + 1.610%, 04/20/2028 (C)		305	290
0.406%, 10/29/2027 (C)	EUR	438	392
Nationwide Building Society MTN
2.972%, U.S. SOFR + 1.290%, 02/16/2028 (C)(E)		$307	269
NatWest Group PLC
7.472%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.850%, 11/10/2026 (C)		240	250
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (E)		233	5
5.250%cash/0% PIK, 12/27/2033 (E)		214	4
S&P Global
4.750%, 08/01/2028 (E)		31	31
4.250%, 05/01/2029 (E)		145	140
Santander Holdings USA
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)		117	113
2.490%, U.S. SOFR + 1.249%, 01/06/2028 (C)		85	74
Santander UK Group Holdings PLC
6.833%, U.S. SOFR + 2.749%, 11/21/2026 (C)		535	541
Societe Generale
2.797%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 01/19/2028 (C)(E)		613	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Standard Chartered
7.776%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.100%, 11/16/2025 (C)(E)	$368	$380
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.661%(C)(E)(G)	514	495
5.925%, ICE LIBOR USD 3 Month + 1.510%(C)(E)(G)	400	296
3.971%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.650%, 03/30/2026 (C)(E)	207	196
Svenska Handelsbanken
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.048%(C)(G)	600	490
Swiss Re Finance Luxembourg
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049 (C)	400	355
Synchrony Financial
4.875%, 06/13/2025	292	282
3.950%, 12/01/2027	296	265
Truist Financial
5.100%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349%(C)(G)	792	710
UniCredit
3.127%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (C)(E)	350	266
2.569%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (C)(E)	421	370
1.982%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.200%, 06/03/2027 (C)(E)	229	194
US Bancorp
5.300%, ICE LIBOR USD 3 Month + 2.914%(C)(G)	408	349
Voya Financial
5.650%, ICE LIBOR USD 3 Month + 3.580%, 05/15/2053 (C)	258	252
Wells Fargo
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(C)(G)	306	267
2.188%, U.S. SOFR + 2.000%, 04/30/2026 (C)	420	391

		26,277

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Health Care — 0.2%
Amgen
3.000%, 02/22/2029		$237	$214
Cigna
4.375%, 10/15/2028		384	374
IQVIA
2.250%, 03/15/2029	EUR	200	176
Organon & Co
2.875%, 04/30/2028		200	181
Zoetis
5.400%, 11/14/2025		$308	313

			1,258

Industrials — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026		569	500
Air Lease
3.625%, 04/01/2027		38	35
2.100%, 09/01/2028		165	134
Air Lease MTN
2.875%, 01/15/2026		83	76
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	226	200
CNH Industrial Capital LLC
3.950%, 05/23/2025		$583	567
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (E)		450	426
4.500%, 10/20/2025 (E)		388	378
Deutsche Lufthansa MTN
3.000%, 05/29/2026	EUR	100	93
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (E)		$242	240
5.400%, 02/01/2027		575	550
ENA Master Trust
4.000%, 05/19/2048 (E)		269	180
Flowserve
2.800%, 01/15/2032		228	171
Honeywell International
4.125%, 11/02/2034	EUR	720	761
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$225	215
4.350%, 04/05/2036 (E)		211	186
Odebrecht Holdco Finance
0.000%, 09/10/2058 (E)(H)		480	2
Parker-Hannifin
4.500%, 09/15/2029		443	430
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	118	107

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		$134	$126

			5,377

Information Technology — 0.5%
Broadcom
4.926%, 05/15/2037 (E)		247	217
4.150%, 11/15/2030		183	164
4.150%, 04/15/2032 (E)		144	127
4.000%, 04/15/2029 (E)		41	37
Entegris Escrow
4.750%, 04/15/2029 (E)		611	553
Global Payments
5.300%, 08/15/2029		240	233
2.900%, 11/15/2031		131	104
HP
4.750%, 01/15/2028		464	451
Infor
1.750%, 07/15/2025 (E)		323	293
International Business Machines
4.900%, 07/27/2052		371	343
Kyndryl Holdings
2.050%, 10/15/2026		568	465
Micron Technology
6.750%, 11/01/2029		499	520
Playtech
4.250%, 03/07/2026	EUR	200	195
SK Hynix
2.375%, 01/19/2031 (E)		$262	192
TSMC Arizona
3.875%, 04/22/2027		345	333
Workday
3.800%, 04/01/2032		156	139
3.700%, 04/01/2029		61	56

			4,422

Materials — 0.1%
Anglo American Capital PLC
3.875%, 03/16/2029 (E)		226	203
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (E)		220	188
Celanese US Holdings LLC
5.900%, 07/05/2024		711	706
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)		225	216
INEOS Quattro Finance 2
2.500%, 01/15/2026 (E)	EUR	280	253
Nucor
4.300%, 05/23/2027		$273	267
Suzano Austria GmbH
3.750%, 01/15/2031		163	136

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Volcan Cia Minera SAA
4.375%, 02/11/2026 (E)	$69	$59

		2,028

Real Estate — 0.1%
American Tower
4.050%, 03/15/2032	104	95
3.650%, 03/15/2027	205	192
Host Hotels & Resorts
4.000%, 06/15/2025	391	374
3.500%, 09/15/2030	131	109

		770

Utilities — 0.5%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)	297	249
Chile Electricity PEC
0.000%, 01/25/2028 (E)(H)	491	346
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	294	257
3.348%, 02/09/2031 (E)	574	441
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	234
Enel Finance International
7.500%, 10/14/2032 (E)	400	430
Engie Energia Chile
3.400%, 01/28/2030	349	280
Public Service Enterprise Group
5.850%, 11/15/2027	356	367
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	77	72
Vistra
7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(C)(E)(G)	272	243

		2,919

Total Corporate Obligations
(Cost $71,655) ($ Thousands)		62,975

MORTGAGE-BACKED SECURITIES — 5.2%
Agency Mortgage-Backed Obligations — 1.8%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
2.127%, 05/15/2046(C)	695	74
FHLMC CMO, Ser 2017-4693, Cl SL, IO
2.277%, 06/15/2047(C)	1,017	114
FHLMC CMO, Ser 2017-4719, Cl JS, IO
2.277%, 09/15/2047(C)	740	80

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4954, Cl SL, IO
2.034%, 02/25/2050(C)	$1,113	$115
FHLMC CMO, Ser 2020-4981, Cl HS, IO
2.084%, 06/25/2050(C)	2,126	218
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	1,522	283
FNMA
3.000%, 02/01/2052	2,211	1,969
FNMA CMO, Ser 2011-131, Cl ST, IO
2.524%, 12/25/2041(C)	482	63
FNMA CMO, Ser 2014-17, Cl SA, IO
2.034%, 04/25/2044(C)	1,431	168
FNMA CMO, Ser 2014-78, Cl SE, IO
2.084%, 12/25/2044(C)	774	78
FNMA CMO, Ser 2016-77, Cl DS, IO
1.984%, 10/25/2046(C)	715	74
FNMA CMO, Ser 2017-62, Cl AS, IO
2.134%, 08/25/2047(C)	884	103
FNMA CMO, Ser 2017-81, Cl SA, IO
2.184%, 10/25/2047(C)	1,049	128
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%, 12/25/2050	3,260	607
GNMA CMO, Ser 2017-122, Cl SA, IO
2.261%, 08/20/2047(C)	684	80
UMBS TBA
3.000%, 12/12/2042	5,862	5,188
2.500%, 12/01/2042	5,956	5,095

		14,437
Non-Agency Mortgage-Backed Obligations — 3.4%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	36	25
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	201	113
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	154	86
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	84	60
AREIT Trust, Ser 2022-CRE6, Cl A
4.642%, SOFR30A + 1.250%, 01/16/2037(C)(E)	1,320	1,263
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
4.876%, ICE LIBOR USD 1 Month + 1.000%, 06/15/2035(C)(E)	526	500
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(E)	395	335

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
4.876%, ICE LIBOR USD 1 Month + 1.000%, 11/15/2033(C)(E)	$1,535	$1,442
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
6.015%, ICE LIBOR USD 1 Month + 2.140%, 10/15/2037(C)(E)	710	688
Bellemeade Re, Ser 2019-1A, Cl M1B
5.794%, ICE LIBOR USD 1 Month + 1.750%, 03/25/2029(C)(E)	58	58
Bellemeade Re, Ser 2019-3A, Cl M1B
5.644%, ICE LIBOR USD 1 Month + 1.600%, 07/25/2029(C)(E)	86	86
Bellemeade Re, Ser 2019-3A, Cl M1C
5.994%, ICE LIBOR USD 1 Month + 1.950%, 07/25/2029(C)(E)	366	362
Bellemeade Re, Ser 2021-1A, Cl M1C
6.497%, SOFR30A + 2.950%, 03/25/2031(C)(E)	378	360
Bellemeade Re, Ser 2021-2A, Cl M1B
5.047%, SOFR30A + 1.500%, 06/25/2031(C)(E)	617	590
Bellemeade Re, Ser 2022-2, Cl M1A
7.547%, SOFR30A + 4.000%, 09/27/2032(C)(E)	856	839
BFLD Trust, Ser 2021-FPM, Cl A
5.476%, ICE LIBOR USD 1 Month + 1.600%, 06/15/2038(C)(E)	1,065	1,019
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
6.023%, ICE LIBOR USD 1 Month + 2.150%, 04/15/2034(C)(E)	610	567
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
5.773%, ICE LIBOR USD 1 Month + 1.900%, 04/15/2034(C)(E)	152	142
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	70	34
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	93	46
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	20
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.552%, 04/10/2046(C)(E)	250	239
CLNY Trust, Ser 2019-IKPR, Cl D
5.900%, ICE LIBOR USD 1 Month + 2.025%, 11/15/2038(C)(E)	750	690
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(E)	633	614

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035(E)	$80	$79
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
6.444%, ICE LIBOR USD 1 Month + 2.400%, 04/25/2031(C)(E)	37	37
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
6.316%, ICE LIBOR USD 1 Month + 2.300%, 08/25/2031(C)(E)	15	15
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
6.166%, ICE LIBOR USD 1 Month + 2.150%, 09/25/2031(C)(E)	9	9
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
6.144%, ICE LIBOR USD 1 Month + 2.100%, 09/25/2039(C)(E)	8	8
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
6.016%, ICE LIBOR USD 1 Month + 2.000%, 01/25/2040(C)(E)	132	129
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
5.171%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	281
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
5.421%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,008	938
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
4.721%, SOFR30A + 1.200%, 01/25/2042(C)(E)	613	600
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
7.021%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	730
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
6.621%, SOFR30A + 3.100%, 03/25/2042(C)(E)	185	179
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
4.424%, ICE LIBOR USD 1 Month + 0.380%, 12/25/2036(C)	144	51
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
5.547%, SOFR30A + 2.000%, 01/25/2051(C)(E)	65	61

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
5.171%, SOFR30A + 1.650%, 01/25/2034(C)(E)	$215	$211
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
5.047%, SOFR30A + 1.500%, 10/25/2041(C)(E)	976	912
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
5.871%, SOFR30A + 2.350%, 12/25/2041(C)(E)	635	537
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
4.521%, SOFR30A + 1.000%, 01/25/2042(C)(E)	429	415
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
5.371%, SOFR30A + 1.850%, 01/25/2042(C)(E)	533	487
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
4.821%, SOFR30A + 1.300%, 02/25/2042(C)(E)	594	583
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
5.747%, SOFR30A + 2.200%, 05/25/2042(C)(E)	533	529
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
6.471%, SOFR30A + 2.950%, 06/25/2042(C)(E)	654	659
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
5.671%, SOFR30A + 2.150%, 09/25/2042(C)(E)	388	385
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
6.021%, SOFR30A + 2.500%, 03/25/2052(C)(E)	1,033	1,028
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
5.966%, ICE LIBOR USD 1 Month + 1.950%, 10/25/2049(C)(E)	53	53
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA7, Cl M2
5.321%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	884
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
8.916%, ICE LIBOR USD 1 Month + 4.900%, 11/25/2024(C)	116	119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
8.016%, ICE LIBOR USD 1 Month + 4.000%, 05/25/2025(C)	$109	$109
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
9.016%, ICE LIBOR USD 1 Month + 5.000%, 07/25/2025(C)	104	106
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
9.716%, ICE LIBOR USD 1 Month + 5.700%, 04/25/2028(C)	70	74
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
5.521%, SOFR30A + 2.000%, 11/25/2041(C)(E)	429	386
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.299%, 08/10/2044(C)(E)	12	5
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031(C)(E)	782	776
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.224%, 01/10/2047(C)(E)	172	70
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	20
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	595
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	255	229
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	745
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
4.544%, ICE LIBOR USD 1 Month + 0.500%, 03/25/2035(C)	26	21
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.952%, 09/15/2047(C)	14,399	144
JPMorgan Chase, Ser 2019-CL1, Cl M3
6.144%, ICE LIBOR USD 1 Month + 2.100%, 04/25/2047(C)(E)	100	94
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	37
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	183	183

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
5.375%, ICE LIBOR USD 1 Month + 1.500%, 07/15/2036(C)(E)	$346	$339
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
6.805%, ICE LIBOR USD 1 Month + 2.750%, 05/27/2023(C)(E)	253	242
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
6.405%, ICE LIBOR USD 1 Month + 2.350%, 02/27/2023(C)(E)	118	112
Radnor Re, Ser 2019-1, Cl M1B
5.966%, ICE LIBOR USD 1 Month + 1.950%, 02/25/2029(C)(E)	404	396
Radnor Re, Ser 2019-2, Cl M1B
5.794%, ICE LIBOR USD 1 Month + 1.750%, 06/25/2029(C)(E)	74	74
Radnor Re, Ser 2020-1, Cl M1A
4.994%, ICE LIBOR USD 1 Month + 0.950%, 01/25/2030(C)(E)	83	83
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.532%, 11/15/2049(C)	620	548
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
9.516%, ICE LIBOR USD 1 Month + 5.500%, 11/25/2025(C)(E)	27	21
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
9.266%, ICE LIBOR USD 1 Month + 5.250%, 11/25/2025(C)(E)	108	80

		25,586
Total Mortgage-Backed Securities
(Cost $42,054) ($ Thousands)		40,023

ASSET-BACKED SECURITIES — 3.4%
Automotive — 1.2%

ACM Auto Trust, Ser 2022-1A, Cl A
3.230%, 04/20/2029(E)	327	326
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024(E)	1,000	987
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025(E)	1,100	1,078
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-2A, Cl D
4.560%, 03/20/2024(E)	511	508

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	$313	$302
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	329	297
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	332
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	600	558
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	196	185
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	443
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	600	530
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(E)	296	287
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	611	600
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	746	725
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	668	651
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	716	712
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(E)	538	535
		9,056

Credit Cards — 0.2%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024(E)	373	367
Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(E)	880	850
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026(E)	152	146
		1,363

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 2.0%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(E)	$125	$121
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	150	143
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	406	394
AGL CLO 10, Ser 2021-10A, Cl A
5.209%, ICE LIBOR USD 3 Month + 1.130%, 04/15/2034(C)(E)	690	671
AGL CLO 12, Ser 2021-12A, Cl A1
5.403%, ICE LIBOR USD 3 Month + 1.160%, 07/20/2034(C)(E)	837	816
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	302	298
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	170	159
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
5.443%, ICE LIBOR USD 3 Month + 1.200%, 07/20/2034(C)(E)	521	503
Ballyrock CLO 15, Ser 2021-1A, Cl C
7.179%, ICE LIBOR USD 3 Month + 3.100%, 04/15/2034(C)(E)	500	460
Ballyrock CLO 16, Ser 2021-16A, Cl A1
5.373%, ICE LIBOR USD 3 Month + 1.130%, 07/20/2034(C)(E)	1,054	1,026
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	164	138
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	212	173
Conn's Receivables Funding LLC, Ser 2021-A, Cl A
1.050%, 05/15/2026(E)	59	59
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	639
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(E)	389	325
Dryden 78 CLO, Ser 2020-78A, Cl C
6.029%, ICE LIBOR USD 3 Month + 1.950%, 04/17/2033(C)(E)	660	609
Dryden 78 CLO, Ser 2020-78A, Cl D
7.079%, ICE LIBOR USD 3 Month + 3.000%, 04/17/2033(C)(E)	340	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Elevation CLO, Ser 2020-11A, Cl C
6.279%, ICE LIBOR USD 3 Month + 2.200%, 04/15/2033(C)(E)	$580	$536
Elmwood CLO IX, Ser 2021-2A, Cl D
7.193%, ICE LIBOR USD 3 Month + 2.950%, 07/20/2034(C)(E)	509	478
Flatiron CLO 21, Ser 2021-1A, Cl D
7.127%, ICE LIBOR USD 3 Month + 2.900%, 07/19/2034(C)(E)	540	497
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	262	222
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
5.313%, ICE LIBOR USD 3 Month + 1.070%, 04/20/2034(C)(E)	553	533
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	371	342
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	261	224
Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	719	580
Magnetite XXVI, Ser 2021-26A, Cl A1R
5.478%, ICE LIBOR USD 3 Month + 1.120%, 07/25/2034(C)(E)	985	956
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	334	300
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(E)	276	221
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	209	186
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
5.209%, ICE LIBOR USD 3 Month + 1.130%, 07/17/2035(C)(E)	624	607
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	325	324
OCP CLO, Ser 2021-18A, Cl AR
5.333%, ICE LIBOR USD 3 Month + 1.090%, 07/20/2032(C)(E)	722	702
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	518
Rad CLO 7, Ser 2020-7A, Cl C
6.079%, ICE LIBOR USD 3 Month + 2.000%, 04/17/2033(C)(E)	300	279
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	474	424
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(E)	460	428

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2019-1A, Cl DR
6.929%, ICE LIBOR USD 3 Month + 2.850%, 04/15/2031(C)(E)	$265	$239
		15,440

Total Asset-Backed Securities
(Cost $27,586) ($ Thousands)		25,859

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
FFCB^
4.190%, U.S. SOFR + 0.380%, 05/08/2023(C)	7,400	7,410
3.945%, U.S. SOFR + 0.135%, 11/06/2023(C)	2,000	2,000
3.850%, U.S. SOFR + 0.040%, 05/15/2024(C)	200	200
FHLB^
3.870%, U.S. SOFR + 0.060%, 04/10/2023(C)	2,500	2,500
FHLMC^
4.200%, 08/28/2025	700	687
0.375%, 07/21/2025	1,400	1,267
FNMA^
3.875%, 08/28/2024	700	689
0.625%, 04/22/2025	1,300	1,191
0.500%, 06/17/2025	1,500	1,366
0.250%, 05/22/2023	1,500	1,469
0.250%, 07/10/2023	1,800	1,752
0.250%, 11/27/2023	100	96

Total U.S. Government Agency Obligations
(Cost $21,082) ($ Thousands)		20,627

SOVEREIGN DEBT — 0.1%

Colombia Government International Bond
3.125%, 04/15/2031	213	155
Dominican Republic International Bond
4.875%, 09/23/2032(E)	871	719
Egypt Government International Bond MTN
5.875%, 02/16/2031(E)	364	257

Total Sovereign Debt
(Cost $1,446) ($ Thousands)		1,131

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.1%
New York — 0.1%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	$490	$479
New York City, Ser D, GO
1.923%, 08/01/2031	530	418

		897

West Virginia — 0.0%
Tobacco Settlement Finance Authority, RB
3.000%, 06/01/2035	200	182

Total Municipal Bonds
(Cost $1,221) ($ Thousands)		1,079

PURCHASED OPTION — 0.0%
Total Purchased Option
(Cost $545) ($ Thousands)		148

Total Investments in Securities — 103.9%
(Cost $716,552) ($ Thousands)		$799,229

	Shares
COMMON STOCK SOLD SHORT— (14.8)%
Communication Services — (0.7)%
Altice USA Inc, Cl A *	(4,735)	(22)
Cable One Inc	(84)	(61)
Charter Communications Inc, Cl A *	(1,536)	(601)
Comcast Corp, Cl A	(62,943)	(2,306)
DISH Network Corp, Cl A *	(3,561)	(57)
Fox Corp	(7,244)	(231)
Gray Television Inc	(3,200)	(37)
Interpublic Group of Cos Inc/The	(6,544)	(225)
John Wiley & Sons Inc, Cl A	(1,324)	(63)
Liberty Broadband Corp, Cl A *	(420)	(38)
Liberty Broadband Corp, Cl C *	(1,599)	(145)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,258)	(55)
Liberty Media Corp-Liberty SiriusXM, Cl C *	(2,355)	(103)
New York Times Co/The, Cl A	(2,029)	(74)
News Corp	(2,953)	(57)
News Corp, Cl A	(6,494)	(124)
Nexstar Media Group Inc, Cl A	(751)	(142)
Omnicom Group Inc	(2,998)	(239)
Paramount Global, Cl B	(9,750)	(196)
TEGNA Inc	(4,745)	(94)
Trade Desk Inc/The, Cl A *	(5,533)	(289)

		(5,159)

Consumer Discretionary — (9.7)%
Academy Sports & Outdoors Inc	(1,202)	(61)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Acushnet Holdings Corp	(1,805)	$(82)
Adient PLC *	(5,039)	(196)
ADT Inc	(7,119)	(66)
Adtalem Global Education Inc *	(1,324)	(55)
Advance Auto Parts Inc	(673)	(102)
Airbnb Inc, Cl A *	(8,333)	(851)
Amazon.com Inc *	(55,659)	(5,373)
American Axle & Manufacturing Holdings Inc *	(4,428)	(46)
American Eagle Outfitters Inc	(4,298)	(68)
Aptiv PLC *	(13,586)	(1,449)
Aramark	(5,475)	(228)
Asbury Automotive Group Inc *	(198)	(37)
AutoNation Inc *	(501)	(62)
AutoZone Inc *	(199)	(513)
Bath & Body Works Inc	(2,640)	(112)
Best Buy Co Inc	(2,563)	(219)
Bloomin' Brands Inc	(1,695)	(38)
Booking Holdings Inc *	(803)	(1,670)
Boot Barn Holdings Inc *	(602)	(41)
BorgWarner Inc	(12,807)	(544)
Boyd Gaming Corp	(1,422)	(87)
Bright Horizons Family Solutions Inc *	(1,113)	(83)
Brinker International Inc *	(1,833)	(61)
Brunswick Corp/DE	(3,326)	(247)
Burlington Stores Inc *	(650)	(127)
Caesars Entertainment Inc *	(4,004)	(203)
Capri Holdings Ltd *	(6,243)	(358)
CarMax Inc *	(1,544)	(107)
Carnival Corp, Cl A *	(17,312)	(172)
Carter's Inc	(1,498)	(109)
Cavco Industries Inc *	(454)	(104)
Century Communities Inc	(962)	(46)
Cheesecake Factory Inc/The	(1,572)	(55)
Chegg Inc *	(2,478)	(74)
Chipotle Mexican Grill Inc, Cl A *	(558)	(908)
Choice Hotels International Inc	(923)	(114)
Churchill Downs Inc	(814)	(181)
Columbia Sportswear Co	(1,700)	(152)
Coursera Inc *	(100)	(1)
Cracker Barrel Old Country Store Inc	(420)	(48)
Crocs Inc *	(2,533)	(256)
Dana Inc	(7,920)	(139)
Darden Restaurants Inc	(2,543)	(374)
Dave & Buster's Entertainment Inc *	(1,002)	(40)
Deckers Outdoor Corp *	(1,049)	(418)
Dick's Sporting Goods Inc	(602)	(72)
Dollar General Corp	(2,445)	(625)
Dollar Tree Inc *	(2,100)	(316)
Domino's Pizza Inc	(710)	(276)
DoorDash Inc, Cl A *	(2,652)	(154)
Dorman Products Inc *	(1,560)	(140)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
DR Horton Inc	(13,876)	$(1,193)
DraftKings Inc, Cl A *	(8,022)	(123)
Duolingo, Cl A *	(585)	(41)
eBay Inc	(5,651)	(257)
Ethan Allen Interiors Inc	(1,992)	(57)
Etsy Inc *	(1,410)	(186)
Everi Holdings Inc *	(1,721)	(29)
Expedia Group Inc *	(3,028)	(324)
Fisker *	(4,495)	(35)
Five Below Inc *	(706)	(114)
Floor & Decor Holdings Inc, Cl A *	(1,135)	(85)
Foot Locker Inc	(1,048)	(42)
Ford Motor Co	(199,149)	(2,768)
Fox Factory Holding Corp *	(2,440)	(259)
Frontdoor Inc *	(1,164)	(27)
GameStop Corp, Cl A *	(1,605)	(42)
Gap Inc/The	(700)	(10)
Garmin Ltd	(6,742)	(627)
General Motors Co	(73,615)	(2,986)
Gentex Corp	(12,390)	(358)
Gentherm Inc *	(1,634)	(117)
Genuine Parts Co	(1,631)	(299)
G-III Apparel Group Ltd *	(2,411)	(52)
Goodyear Tire & Rubber Co/The *	(15,189)	(170)
GoPro Inc, Cl A *	(5,260)	(29)
Graham Holdings Co, Cl B	(101)	(65)
Grand Canyon Education Inc *	(457)	(52)
Green Brick Partners Inc *	(2,139)	(52)
Group 1 Automotive Inc	(300)	(58)
H&R Block Inc	(3,929)	(172)
Hanesbrands Inc	(19,806)	(133)
Harley-Davidson Inc	(6,697)	(316)
Hasbro Inc	(5,475)	(344)
Helen of Troy Ltd *	(1,100)	(108)
Hilton Grand Vacations Inc *	(1,961)	(86)
Hilton Worldwide Holdings Inc	(5,566)	(794)
Holley *	(4,208)	(12)
Home Depot Inc/The	(10,662)	(3,454)
Hyatt Hotels Corp, Cl A *	(802)	(80)
Installed Building Products Inc	(1,030)	(87)
International Game Technology PLC	(1,549)	(38)
iRobot Corp *	(913)	(48)
Jack in the Box Inc	(588)	(43)
KB Home	(2,536)	(80)
Kohl's Corp	(1,147)	(37)
Kontoor Brands Inc	(2,046)	(89)
Las Vegas Sands Corp *	(6,826)	(320)
Laureate Education Inc, Cl A	(4,380)	(46)
La-Z-Boy Inc, Cl Z	(1,763)	(48)
LCI Industries	(1,365)	(135)
Lear Corp	(3,211)	(463)
Leggett & Platt Inc	(5,915)	(211)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Lennar Corp, Cl A	(10,476)	$(920)
Lennar Corp, Cl B	(478)	(35)
Leslie's Inc *	(3,055)	(45)
LGI Homes Inc *	(751)	(75)
Light & Wonder, Cl A *	(1,728)	(112)
Lithia Motors Inc, Cl A	(400)	(96)
LKQ Corp	(2,778)	(151)
Lowe's Cos Inc	(6,600)	(1,403)
Lucid Group Inc *	(25,261)	(256)
Lululemon Athletica Inc *	(4,654)	(1,770)
Luminar Technologies, Cl A *	(12,432)	(95)
M/I Homes Inc *	(1,766)	(80)
Macy's Inc	(4,311)	(101)
Malibu Boats Inc, Cl A *	(1,103)	(64)
Marriott International Inc/MD, Cl A	(5,969)	(987)
Marriott Vacations Worldwide Corp	(936)	(139)
Mattel Inc *	(15,854)	(289)
McDonald's Corp	(15,360)	(4,190)
MDC Holdings Inc	(2,288)	(74)
Meritage Homes Corp *	(1,941)	(168)
MGM Resorts International	(6,767)	(249)
Modine Manufacturing Co *	(3,564)	(75)
Mohawk Industries Inc *	(2,181)	(221)
Movado Group Inc	(1,572)	(51)
Murphy USA Inc	(292)	(86)
National Vision Holdings Inc *	(1,426)	(58)
Newell Brands Inc	(15,980)	(207)
NIKE Inc, Cl B	(52,260)	(5,732)
Nordstrom Inc	(2,750)	(58)
Norwegian Cruise Line Holdings Ltd *	(7,121)	(117)
NVR Inc *	(134)	(622)
Ollie's Bargain Outlet Holdings Inc *	(917)	(56)
O'Reilly Automotive Inc *	(641)	(554)
Oxford Industries Inc	(502)	(57)
Papa John's International Inc	(455)	(38)
Patrick Industries Inc	(902)	(50)
Peloton Interactive Inc, Cl A *	(14,101)	(160)
Penn Entertainment Inc *	(4,351)	(153)
Planet Fitness Inc, Cl A *	(2,097)	(164)
Polaris Inc	(2,328)	(266)
Pool Corp	(472)	(155)
PulteGroup Inc	(10,483)	(469)
PVH Corp	(2,769)	(186)
QuantumScape Corp, Cl A *	(14,183)	(106)
Ralph Lauren Corp, Cl A	(1,875)	(212)
Red Rock Resorts Inc, Cl A	(1,002)	(45)
RH *	(334)	(96)
Rivian Automotive Inc, Cl A *	(25,694)	(823)
Ross Stores Inc	(3,413)	(402)
Royal Caribbean Cruises Ltd *	(4,103)	(246)
SeaWorld Entertainment Inc *	(711)	(41)
Service Corp International/US	(3,268)	(234)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Shake Shack Inc, Cl A *	(1,048)	$(55)
Signet Jewelers Ltd	(484)	(31)
Six Flags Entertainment Corp *	(2,648)	(64)
Skechers USA Inc, Cl A *	(5,309)	(224)
Skyline Champion Corp *	(2,635)	(137)
Smith & Wesson Brands Inc	(3,670)	(43)
Solid Power *	(8,862)	(33)
Sonos Inc *	(4,624)	(81)
Standard Motor Products Inc	(1,112)	(43)
Starbucks Corp	(23,340)	(2,385)
Steven Madden Ltd	(3,108)	(107)
Strategic Education Inc	(815)	(67)
Stride Inc *	(1,120)	(40)
Sturm Ruger & Co Inc	(1,018)	(56)
Sweetgreen, Cl A *	(2,500)	(36)
Tapestry Inc	(10,702)	(404)
Target Corp	(4,677)	(781)
Taylor Morrison Home Corp, Cl A *	(4,461)	(136)
Tempur Sealy International Inc	(6,630)	(211)
Tesla Inc *	(25,490)	(4,963)
Texas Roadhouse Inc, Cl A	(1,575)	(156)
Thor Industries Inc	(2,701)	(233)
TJX Cos Inc/The	(11,971)	(958)
Toll Brothers Inc	(4,437)	(213)
TopBuild Corp *	(1,403)	(216)
Topgolf Callaway Brands *	(7,345)	(154)
Tractor Supply Co	(1,141)	(258)
Travel + Leisure Co	(1,018)	(40)
Tri Pointe Homes Inc *	(3,439)	(63)
Ulta Beauty Inc *	(586)	(272)
Under Armour Inc, Cl A *	(7,104)	(71)
Under Armour Inc, Cl C *	(6,520)	(57)
Vail Resorts Inc	(985)	(254)
VF Corp	(14,991)	(492)
Victoria's Secret & Co *	(1,629)	(75)
Vista Outdoor Inc *	(1,965)	(55)
Visteon Corp *	(1,440)	(211)
Vizio Holding, Cl A *	(4,508)	(46)
Wayfair Inc, Cl A *	(540)	(20)
Wendy's Co/The	(3,380)	(76)
Whirlpool Corp	(2,456)	(360)
Williams-Sonoma Inc	(659)	(77)
Wingstop Inc	(606)	(100)
Winnebago Industries Inc	(1,637)	(96)
Wolverine World Wide Inc	(3,964)	(44)
Wyndham Hotels & Resorts Inc	(2,036)	(149)
Wynn Resorts Ltd *	(2,550)	(213)
XPEL Inc *	(1,483)	(102)
YETI Holdings Inc *	(3,509)	(158)
Yum! Brands Inc	(5,856)	(753)

		(74,369)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Information Technology — (2.6)%
Advanced Micro Devices Inc *	(9,285)	$(721)
Amphenol Corp, Cl A	(4,205)	(338)
Analog Devices Inc	(3,180)	(547)
Apple Inc	(38,274)	(5,666)
Applied Materials Inc	(5,104)	(559)
Arista Networks Inc *	(1,549)	(216)
Arrow Electronics Inc *	(499)	(54)
Avnet Inc	(1,203)	(54)
Broadcom Inc	(2,258)	(1,244)
CDW Corp/DE	(1,046)	(197)
Ciena Corp *	(902)	(41)
Cirrus Logic Inc *	(838)	(63)
Cisco Systems Inc	(24,272)	(1,207)
Cognex Corp	(902)	(45)
Corning Inc	(5,441)	(186)
Dell Technologies Inc, Cl C	(1,340)	(60)
Enphase Energy Inc *	(825)	(264)
Entegris Inc	(1,024)	(79)
F5 Inc *	(306)	(47)
First Solar Inc *	(807)	(139)
Hewlett Packard Enterprise Co	(5,973)	(100)
HP Inc	(5,355)	(161)
Intel Corp	(22,726)	(683)
Jabil Inc	(680)	(49)
Juniper Networks Inc	(2,606)	(87)
Keysight Technologies Inc *	(1,092)	(198)
KLA Corp	(722)	(284)
Lam Research Corp	(776)	(367)
Lattice Semiconductor Corp *	(902)	(66)
Lumentum Holdings Inc *	(492)	(27)
Marvell Technology Inc	(4,837)	(225)
Microchip Technology Inc	(3,318)	(263)
Micron Technology Inc	(6,327)	(365)
MKS Instruments Inc	(418)	(35)
Monolithic Power Systems Inc	(326)	(124)
Motorola Solutions Inc	(1,099)	(299)
National Instruments Corp	(1,324)	(54)
NetApp Inc	(1,645)	(111)
Novanta Inc *	(407)	(64)
NVIDIA Corp	(13,606)	(2,303)
ON Semiconductor Corp *	(2,484)	(187)
Pure Storage Inc, Cl A *	(1,077)	(31)
Qorvo Inc *	(440)	(44)
QUALCOMM Inc	(6,637)	(839)
Silicon Laboratories Inc *	(420)	(61)
Skyworks Solutions Inc	(1,117)	(107)
Synaptics Inc *	(200)	(21)
Teledyne Technologies Inc *	(309)	(130)
Teradyne Inc	(1,216)	(114)
Texas Instruments Inc	(5,471)	(987)
Trimble Inc *	(1,717)	(103)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Universal Display Corp	(400)	$(45)
Western Digital Corp *	(1,314)	(48)
Wolfspeed Inc *	(606)	(55)
Zebra Technologies Corp, Cl A *	(241)	(65)

		(20,429)

Materials — (1.8)%
Air Products and Chemicals Inc	(2,449)	(760)
Albemarle Corp	(1,200)	(334)
Alcoa Corp	(1,562)	(78)
Alpha Metallurgical Resources	(306)	(52)
Amcor PLC	(18,739)	(231)
AptarGroup Inc	(802)	(85)
Arconic Corp *	(1,530)	(36)
Ashland Inc	(898)	(100)
ATI Inc *	(2,139)	(65)
Avery Dennison Corp	(1,080)	(209)
Avient Corp	(1,083)	(37)
Axalta Coating Systems Ltd *	(2,078)	(56)
Balchem Corp	(407)	(57)
Ball Corp	(3,543)	(199)
Berry Global Group Inc	(1,846)	(108)
Cabot Corp	(882)	(65)
Celanese Corp, Cl A	(1,177)	(126)
CF Industries Holdings Inc	(2,075)	(224)
Chemours Co/The	(1,905)	(59)
Cleveland-Cliffs Inc *	(6,712)	(104)
Commercial Metals Co	(1,272)	(63)
Constellium, Cl A *	(2,756)	(34)
Corteva Inc	(8,257)	(555)
Crown Holdings Inc	(1,625)	(134)
Dow Inc	(8,479)	(432)
DuPont de Nemours Inc	(5,555)	(392)
Eagle Materials Inc	(400)	(55)
Eastman Chemical Co	(1,304)	(113)
Ecolab Inc	(2,520)	(378)
Element Solutions Inc	(3,709)	(73)
FMC Corp	(1,633)	(213)
Freeport-McMoRan Inc, Cl B	(16,701)	(665)
Graphic Packaging Holding Co	(4,890)	(112)
HB Fuller Co	(802)	(64)
Hecla Mining Co	(9,927)	(54)
Huntsman Corp	(2,002)	(56)
Ingevity Corp *	(628)	(49)
Innospec Inc	(713)	(79)
International Flavors & Fragrances Inc	(2,843)	(301)
International Paper Co	(4,519)	(168)
Linde PLC	(5,711)	(1,922)
Livent Corp *	(1,904)	(53)
Louisiana-Pacific Corp	(1,076)	(69)
LyondellBasell Industries NV, Cl A	(2,990)	(254)
Martin Marietta Materials Inc	(746)	(273)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Minerals Technologies Inc	(902)	$(54)
Mosaic Co/The	(4,357)	(224)
MP Materials Corp *	(1,935)	(64)
Newmont Corp	(9,161)	(435)
Nucor Corp	(2,923)	(438)
Olin Corp	(1,905)	(109)
Packaging Corp of America	(1,498)	(204)
PPG Industries Inc	(2,763)	(374)
Reliance Steel & Aluminum Co	(622)	(131)
Royal Gold Inc	(733)	(82)
RPM International Inc	(1,288)	(133)
Sealed Air Corp	(1,451)	(77)
Sensient Technologies Corp	(713)	(53)
Sherwin-Williams Co/The	(2,535)	(632)
Silgan Holdings Inc	(2,037)	(108)
Sonoco Products Co	(1,048)	(64)
Southern Copper Corp	(1,222)	(74)
SSR Mining Inc	(3,157)	(48)
Steel Dynamics Inc	(1,800)	(187)
Stepan Co	(509)	(57)
Summit Materials Inc, Cl A *	(1,304)	(40)
Tronox Holdings PLC	(2,103)	(30)
United States Steel Corp	(2,606)	(69)
Valvoline Inc	(1,505)	(50)
Vulcan Materials Co	(1,597)	(293)
Warrior Met Coal Inc	(1,467)	(54)
Westlake Corp	(501)	(54)
Westrock Co	(3,379)	(128)

		(13,812)

Total Common Stock Sold Short
(Proceeds $122,370) ($ Thousands)		(113,769)

Total Investments Sold Short — (14.8)%
(Proceeds $122,370) ($ Thousands)		$(113,769)

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $475) ($ Thousands)		$(54)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

A list of the open exchange traded options contracts held by the Fund at November 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTION ^*— 0.0%
Call Option
January 2023, Crude Oil	108	$8,699	$85.00	12/17/2022	$148

Total Purchased Option		$8,699			$148
WRITTEN OPTIONS ^*— 0.0%
Call Options
January 2023, Crude Oil	(9)	$(725)	100.00	12/17/22	$(1)
January 2023, Crude Oil	(9)	(725)	95.00	12/17/22	(1)
January 2023, Crude Oil	(108)	(8,699)	90.00	12/17/22	(52)

Total Written Options		$(10,149)			$(54)

A list of the open futures contracts held by the Fund at November 30, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	55	Jan-2023	$4,647	$4,784	$137
Brent Crude^	11	Jul-2023	943	933	(10)
Brent Crude^	23	May-2023	1,966	1,972	6
Brent Crude^	11	Mar-2023	988	952	(36)
Brent Crude^	18	Jan-2023	1,576	1,566	(10)
Coffee C^	2	Mar-2023	122	127	5
Coffee C^	10	Jul-2023	652	638	(14)
Coffee C^	5	May-2023	359	319	(40)
Copper^	10	Mar-2023	935	935	—
Copper^	18	May-2023	1,622	1,681	59
Copper^	17	Jul-2023	1,547	1,587	40
Corn^	66	Jul-2023	2,228	2,177	(51)
Corn^	32	May-2023	1,081	1,064	(17)
Corn^	211	Mar-2023	7,030	7,037	7
Cotton No. 2^	65	Mar-2023	2,704	2,750	46
Cotton No. 2^	5	May-2023	242	210	(32)
Cotton No. 2^	10	Jul-2023	416	416	—
Feeder Cattle^	1	Jan-2023	88	90	2
Gasoline^	3	Feb-2023	317	302	(15)
Gasoline^	3	Apr-2023	317	325	8
Gasoline^	5	Jun-2023	544	534	(10)
Gasoline^	8	Dec-2022	808	801	(7)
Gold^	66	Feb-2023	11,351	11,615	264
Gold^	11	Feb-2023	1,940	1,936	(4)
Gold^	11	Aug-2023	1,967	1,987	20
Gold^	22	Jun-2023	3,849	3,939	90
Gold^	11	Apr-2023	2,001	1,953	(48)
KC HRW Wheat^	15	Jul-2023	704	663	(41)
KC HRW Wheat^	35	Mar-2023	1,591	1,575	(16)
KC HRW Wheat^	8	May-2023	365	357	(8)
Lean Hogs^	15	Feb-2023	531	512	(19)
Lean Hogs^	6	Jul-2023	255	249	(6)
Lean Hogs^	12	Jun-2023	481	494	13
Lean Hogs^	7	Apr-2023	266	254	(12)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Live Cattle^	8	Apr-2023	$505	$510	$5
Live Cattle^	34	Feb-2023	2,097	2,117	20
Live Cattle^	18	Jun-2023	1,108	1,120	12
Live Cattle^	9	Aug-2023	555	561	6
LME Lead^	5	Jan-2023	245	274	29
LME Lead^	6	Mar-2023	323	329	6
LME Nickel^	1	Jan-2023	135	162	27
LME Nickel^	17	Mar-2023	2,605	2,757	152
LME Nickel^	3	May-2023	408	488	80
LME Nickel^	6	Jul-2023	884	981	97
LME Primary Aluminum^	15	Jul-2023	889	941	52
LME Primary Aluminum^	8	May-2023	465	499	34
LME Primary Aluminum^	51	Mar-2023	3,002	3,162	160
LME Primary Aluminum^	5	Jan-2023	289	308	19
LME Zinc^	10	Jul-2023	709	754	45
LME Zinc^	4	May-2023	307	303	(4)
LME Zinc^	40	Mar-2023	2,954	3,037	83
LME Zinc^	21	Jan-2023	1,523	1,598	75
Low Sulphur Gasoil^	5	Mar-2023	478	451	(27)
Low Sulphur Gasoil^	17	Jan-2023	1,586	1,589	3
Low Sulphur Gasoil^	10	Jul-2023	882	843	(39)
Low Sulphur Gasoil^	5	May-2023	442	432	(10)
Low Sulphur Gasoil^	17	Jan-2023	1,608	1,589	(19)
Natural Gas^	40	Apr-2023	1,970	2,072	102
Natural Gas^	96	Feb-2023	6,114	5,931	(183)
Natural Gas^	113	Dec-2022	7,677	7,831	154
Natural Gas^	58	Jun-2023	2,955	3,094	139
Natural Gas^	39	Dec-2022	2,754	2,703	(51)
NY Harbor ULSD^	3	Feb-2023	412	405	(7)
NY Harbor ULSD^	3	Apr-2023	373	385	12
NY Harbor ULSD^	6	Jun-2023	770	750	(20)
NY Harbor ULSD^	5	Dec-2022	756	706	(50)
NY Harbor ULSD^	22	Dec-2022	3,104	3,108	4
NYMEX Cocoa^	56	Mar-2023	1,408	1,399	(9)
NYMEX Cocoa^	2	Mar-2023	47	50	3
Palladium^	1	Mar-2023	200	187	(13)
Platinum^	35	Jan-2023	1,643	1,819	176
Silver^	7	May-2023	712	768	56
Silver^	15	Jul-2023	1,589	1,657	68
Silver^	40	Mar-2023	4,167	4,356	189
Soybean^	99	Jan-2023	7,166	7,274	108
Soybean^	11	Mar-2023	743	812	69
Soybean^	11	May-2023	789	816	27
Soybean^	21	Jul-2023	1,514	1,560	46
Soybean Meal^	11	May-2023	446	455	9
Soybean Meal^	23	Jul-2023	916	947	31
Soybean Meal^	31	Mar-2023	1,246	1,290	44
Soybean Meal^	14	Jan-2023	564	585	21
Soybean Oil^	25	Jul-2023	977	1,012	35
Soybean Oil^	42	Mar-2023	1,677	1,771	94
Soybean Oil^	12	May-2023	456	495	39
Soybean Oil^	20	Jan-2023	876	863	(13)
Soybean Oil^	14	Jan-2023	547	604	57
Sugar No. 11^	275	Feb-2023	5,655	6,046	391
Sugar No. 11^	26	Apr-2023	516	540	24
Sugar No. 11^	52	Jun-2023	1,018	1,044	26
U.S. 2-Year Treasury Notes	145	Mar-2023	29,701	29,777	76
Wheat^	25	Jul-2023	1,093	1,011	(82)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Wheat^	13	May-2023	$559	$524	$(35)
Wheat^	8	Mar-2023	336	318	(18)
Wheat^	1	Mar-2023	39	40	1
WTI Crude Oil^	27	Jun-2023	2,177	2,161	(16)
WTI Crude Oil^	13	Dec-2022	1,110	1,047	(63)
WTI Crude Oil^	13	Feb-2023	1,064	1,050	(14)
WTI Crude Oil^	21	Dec-2022	1,652	1,692	40
WTI Crude Oil^	13	Apr-2023	1,040	1,048	8
			180,960	183,542	2,582
Short Contracts
Coffee C^	(4)	Mar-2023	$(241)	$(255)	$(14)
Feeder Cattle^	(26)	Jan-2023	(2,299)	(2,346)	(47)
Gasoline^	(1)	Feb-2023	(102)	(101)	1
Gasoline^	(18)	Dec-2022	(1,871)	(1,803)	68
Japanese 10-Year Bond	(12)	Dec-2022	(12,743)	(12,789)	(1)
Lean Hogs^	(38)	Feb-2023	(1,373)	(1,297)	76
MSCI EAFE Index	(143)	Dec-2022	(13,210)	(14,156)	(946)
S&P 500 Index E-MINI	(130)	Dec-2022	(26,087)	(26,528)	(441)
U.S. 5-Year Treasury Notes	(324)	Mar-2023	(34,982)	(35,177)	(195)
U.S. Ultra Long Treasury Bond	(32)	Mar-2023	(4,411)	(4,361)	50
Ultra 10-Year U.S. Treasury Notes	(44)	Mar-2023	(5,234)	(5,265)	(31)
			(102,553)	(104,078)	(1,480)
			$78,407	$79,464	$1,102

A list of the open forward foreign currency contracts held by the Fund at November 30, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	12/08/22	EUR	2,766	USD	2,672	$(178)
Brown Brothers Harriman	12/08/22	USD	437	EUR	436	13
Brown Brothers Harriman	12/08/22	EUR	1,085	USD	1,078	(40)
						$(205)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2022, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS38V1-5Y	5.00%	Quarterly	06/20/2027	$3,411	$(44)	$(142)	$98
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	60,581	(633)	(746)	113
CMBX.BBB.577807	3.00%	Monthly	05/11/2063	895	207	233	(26)
Malaysia	1.00%	Quarterly	06/20/2027	36,970	(478)	(514)	36
Malaysia	1.00%	Quarterly	12/20/2027	36,970	(428)	(225)	(203)
					$(1,376)	$(1,394)	$18

Credit Default Swaps - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS38V2-5Y	1.00%	Quarterly	06/20/2027	$13,200	$170	$146	$24
CDX-NAHYS38V2-5Y	5.00%	Quarterly	06/20/2027	1,395	18	(18)	36

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Continued)

Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-NAHYS38V2-5Y	1.00%	Quarterly	06/20/2027	$5,465	$71	$51	$20
CDX-NAHYS38V2-5Y	5.00%	Quarterly	06/20/2027	2,016	26	11	15
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	29,685	384	202	182
CDX-NAIGS38V1-5Y	1.00%	Quarterly	06/20/2027	12,231	158	72	86
Malaysia	1.00%	Quarterly	06/20/2027	36,970	478	318	160
					$1,305	$782	$523

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	$113	$–	$113
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	56	–	56
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	94	–	94
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	626	–	626
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	88	–	88
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	104	–	104
2.44	3-MONTH USD - LIBOR	Quarterly	04/04/2027	USD	3,640	216	–	216
0.5575	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	2,076	–	2,076
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	46	–	46
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	472	–	472
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	312	–	312
1.6165%	SOFR	Quarterly	05/21/2031	USD	17,160	2,566	–	2,566
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	140	–	140
						$6,909	$–	$6,909

A list of the open OTC swap agreements held by the Fund at November 30, 2022, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$104	$(25)	$(6)	$(19)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	110	(27)	(12)	(15)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	19	(5)	(1)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	361	(88)	(24)	(64)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	139	(34)	(8)	(26)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	19	(5)	(2)	(3)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	3	(1)	—	(1)
JPMorgan Chase	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	91	(22)	(8)	(14)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	480	(116)	(36)	(80)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	185	(45)	(23)	(22)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	10	(2)	(1)	(1)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	155	(38)	(21)	(17)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	10	(3)	(1)	(2)
JPMorgan Chase	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	22	(5)	(2)	(3)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	64	(16)	(7)	(9)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	64	(16)	(7)	(9)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	106	(26)	(9)	(17)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	$35	$(9)	$(4)	$(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	18	(4)	(2)	(2)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	121	(30)	(12)	(18)
Goldman Sachs	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	13	(3)	(2)	(1)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	58	(14)	(7)	(7)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	342	(84)	(39)	(45)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	118	(29)	(14)	(15)
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	3	(1)	—	(1)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	12	(3)	(1)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	41	(10)	(5)	(5)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	4	(1)	(1)	—
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	20	(5)	(3)	(2)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	29	(7)	(3)	(4)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	19	(5)	(2)	(3)
Citibank	CMBX.NA.BBB-.6 Index	3.00%	Quarterly	05/11/2063	21	(5)	(2)	(3)
Credit Suisse	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	69	(17)	(8)	(9)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	3.00%	Monthly	05/11/2063	22	(6)	(2)	(4)
						$(720)	$(282)	$(438)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase	iBoxx$ Liquid High Yield Index	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Annually	12/20/2022	USD	12,537	$(190)	$–	$(190)
JPMorgan Chase	iBoxx$ Liquid High Yield Index	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Annually	03/20/2023	USD	4,485	81	–	81
JPMorgan Chase	iBoxx$ Liquid High Yield Index	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Annually	03/20/2023	USD	1,495	44	–	44
								$(65)	$–	$(65)

As of November 30, 2022, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Value Maturity ($ Thousands)
$(100,637)	HSBC	3.93%	Open Ended	$(100,637)
(6,156)	HSBC	3.90%	Open Ended	(6,156)
(52,198)	HSBC	2.35%	Open Ended	(52,198)
(35,924)	HSBC	1.60%	Open Ended	(35,924)
				$(194,915)

Percentages are based on Net Assets of $769,355 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2022.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements. The total market value of such securities as of November 30, 2022 was $107 ($ Thousands).

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of November 30, 2022 was $54 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2022, the value of these securities amounted to $73,101 ($ Thousands), representing 9.5% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2022

Multi-Asset Real Return Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2022, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	396,979	–	396,979
Common Stock	250,408	–	–	250,408
Corporate Obligations	–	62,975	–	62,975
Mortgage-Backed Securities	–	40,023	–	40,023
Asset-Backed Securities	–	25,859	–	25,859
U.S. Government Agency Obligations	–	20,627	–	20,627
Sovereign Debt	–	1,131	–	1,131
Municipal Bonds	–	1,079	–	1,079
Purchased Option	148	–	–	148
Total Investments in Securities	250,556	548,673	–	799,229
Securities Sold Short
Common Stock	(113,769)	–	–	(113,769)
Total Securities Sold Short	(113,769)	–	–	(113,769)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(54)	–	–	(54)
Futures Contracts*
Unrealized Appreciation	3,846	–	–	3,846
Unrealized Depreciation	(2,744)	–	–	(2,744)
Forwards Contracts*
Unrealized Appreciation	–	13	–	13
Unrealized Depreciation	–	(218)	–	(218)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	770	–	770
Unrealized Depreciation	–	(229)	–	(229)
Interest Rate Swaps*
Unrealized Appreciation	–	6,909	–	6,909
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(438)	–	(438)
Total Return Swaps*
Unrealized Appreciation	–	125	–	125
Unrealized Depreciation	–	(190)	–	(190)
Reverse Repurchase Agreements	–	(194,915)	–	(194,915)
Total Other Financial Instruments	1,048	(188,173)	–	(187,125)

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CHF — Swiss Franc
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
TBA — To Be Announced
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2022 (Unaudited)

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$736,097	*	$1,171,766
Affiliated investments, at value ††	24,625		64,652
Cash and cash equivalents	12		65,886
Cash pledged as collateral on futures contracts	746		1,611
Receivable for fund shares sold	7		39,517
Dividends and interest receivable	1,454		1,973
Receivable for investment securities sold	677		7,999
Receivable for variation margin on futures contracts	411		903
Foreign tax reclaim receivable	28		3
Swap contracts, at value ††††	–		2,100
Prepaid expenses	5		9
Total Assets	764,062		1,356,419
Liabilities:
Payable upon return on securities loaned	3,476		–
Payable for fund shares redeemed	8,946		60,109
Payable for investment securities purchased	1,173		4,928
Payable to custodian	–		–
Investment advisory fees payable	96		158
Trustees fees payable	5		9
CCO fees payable	2		3
Accrued expense payable	44		79
Total Liabilities	13,742		65,286
Net Assets	$750,320		$1,291,133
† Cost of investments	$523,708		$952,388
†† Cost of affiliated investments	24,624		64,652
* Includes market value of securities on loan	3,442		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$484,041		$1,074,697
Total distributable earnings	266,279		216,436
Net Assets	$750,320		$1,291,133
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.98		$9.58
	($750,320,186 ÷ 50,077,286 shares	)	($1,291,132,995 ÷ 134,732,781 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$1,697,480	*	$4,619,163	*	$1,308,298	*	$224,962	*	$285,829	*	$843,135	*	$876,000
9,602		31,036		57,618		7,962		11,755		34,032		6,751
71		30		249		–		–		–		2,007
343		2,025		674		–		–		427		382
15		749		172		4		70		36,191		7,919
2,710		7,790		1,163		247		333		1,013		1,492
6,949		3,730		–		608		4,103		12,282		–
185		1,139		292		–		–		184		216
5		22		–		–		–		2		9
–		–		–		–		–		–		–
12		32		9		1		2		6		6
1,717,372		4,665,716		1,368,475		233,784		302,092		927,272		894,782

5,330		2,664		45,544		2,873		6,608		9,522		–
7,425		7,044		2,406		6,298		18		43,581		2,272
–		–		–		687		1,448		2,891		–
–		–		–		–		5		19		–
14		37		32		78		97		275		–
12		32		10		2		2		6		6
5		12		4		1		1		2		2
294		512		195		12		19		51		54
13,080		10,301		48,191		9,951		8,198		56,347		2,334
$1,704,292		$4,655,415		$1,320,284		$223,833		$293,894		$870,925		$892,448
$455,531		$2,085,865		$1,032,082		$193,974		$235,069		$711,247		$752,258
9,391		31,045		56,999		7,961		11,754		34,040		6,751
4,643		2,650		46,132		2,853		6,592		9,545		–

$264,601		$1,867,042		$1,070,558		$198,129		$243,911		$717,804		$689,829
1,439,691		2,788,373		249,726		25,704		49,983		153,121		202,619
$1,704,292		$4,655,415		$1,320,284		$223,833		$293,894		$870,925		$892,448
$198.75		$20.10		$15.36		$12.77		$10.78		$9.95		$12.19
($1,704,292,473 ÷ 8,575,267 shares	)	($4,655,414,721 ÷ 231,589,672 shares	)	($1,320,283,657 ÷ 85,929,925 shares	)	($223,833,137 ÷ 17,533,915 shares	)	($293,894,426 ÷ 27,274,086 shares	)	($870,925,391 ÷ 87,535,073 shares	)	($892,448,305 ÷ 73,230,726 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2022 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$881,819	*	$2,299,909	*
Affiliated investments, at value ††	10,050		54,159
Repurchase agreements†	–		–
Cash and cash equivalents	–		12,065
Cash pledged as collateral on futures contracts	286		1,464
Cash pledged as collateral on centrally cleared swap contracts	–		–
Foreign currency, at value †††	563		2,099
Receivable for fund shares sold	3,447		13,871
Receivable for investment securities sold	11,293		–
Dividends and interest receivable	2,685		6,722
Receivable for variation margin on futures contracts	163		586
Unrealized gain on forward foreign currency contracts	–		513
Unrealized gain on foreign spot currency contracts	–		–
Foreign tax reclaim receivable	–		4,940
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	6		15
Total Assets	910,312		2,396,343
Liabilities:
Payable upon return on securities loaned	753		21,274
Payable for fund shares redeemed	1,229		15,076
Payable for investment securities purchased	262		754
Unrealized loss on foreign currency spot contracts	2		4
Income distribution payable	–		–
Options and swaptions written, at value ^^	–		–
Payable to custodian	–		–
Payable for variation margin on swap contracts	–		–
Payable for variation margin on futures contracts	–		–
Unrealized loss on forward foreign currency contracts	–		13,311
Investment advisory fees payable	130		414
Trustees fees payable	6		16
CCO fees payable	2		6
Interest payable	–		–
Unfunded bank loans	–		–
Accrued expense payable	50		190
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	2,434		51,045
Net Assets	$907,878		$2,345,298
† Cost of investments	$694,057		$2,198,473
†† Cost of affiliated investments	10,056		54,146
††† Cost of foreign currency	563		2,100
^^ Premiums received from written options and swaptions	–		–
* Includes market value of securities on loan	757		20,223
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$630,071		$2,028,530
Total distributable earnings (loss)	277,807		316,768
Net Assets	$907,878		$2,345,298
Net Asset Value, Offering and Redemption Price Per Share — Class A	$13.39		$12.00
	($907,878,097 ÷ 67,812,520 shares	)	($2,345,297,966 ÷ 195,443,579 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund

$7,845,756	*	$137,257		$234,927		$989,174		$554,771		$8,191,524	*	$1,902,588
41,291		2,256		1,510		22,869		33,665		247,293		46,687
–		–		–		–		1,000		–		–
127,208		2,828		7,975		17,308		–		1,681		1,165
2,990		227		3,013		1,302		225		14,277		–
–		–		–		–		–		22,331		–
17,794		138		608		1,147		–		1,395		6
68,670		–		–		19,090		36		25,739		15,442
90,338		301		846		2,963		8,901		629,290		14,717
16,547		307		591		1,918		2,364		38,577		29,425
236		24		770		673		–		3,315		–
–		–		2,008		–		–		215		–
11		1		–		13		–		–		–
20,743		315		652		32		1		651		101
–		–		–		–		–		2,038		–
54		1		2		7		4		53		15
8,231,638		143,655		252,902		1,056,496		600,967		9,178,379		2,010,146

10,126		–		–		–		–		8,817		–
102,244		244		386		23,758		14,397		9,898		25,521
64,461		–		808		9,150		16,357		1,403,963		16,330
–		–		5		–		–		–		–
–		–		–		–		–		1,097		616
–		–		–		–		–		2,955		–
–		–		–		–		2,858		–		–
–		–		–		–		–		646		–
26		2		204		–		48		1,560		–
–		–		2,588		–		–		193		–
1,601		24		53		431		110		595		417
55		1		2		7		4		55		14
21		–		1		3		2		21		5
–		–		–		–		–		–		83
–		–		–		–		24		–		–
1,185		79		164		637		36		465		129
1,173		59		73		1,010		–		–		–
180,892		409		4,284		34,996		33,836		1,430,265		43,115
$8,050,746		$143,246		$248,618		$1,021,500		$567,131		$7,748,114		$1,967,031
$7,419,604		$135,276		$207,468		$993,585		$586,224		$8,921,223		$2,129,164
41,275		2,256		1,510		22,869		33,665		247,307		46,687
17,783		140		599		1,145		–		1,371		5
–		–		–		–		–		(4,146)		–
9,608		–		–		–		–		9,904		–

$8,033,739		$143,490		$212,341		$1,025,664		$622,844		$9,167,071		$2,501,766
17,007		(244)		36,277		(4,164)		(55,713)		(1,418,957)		(534,735)
$8,050,746		$143,246		$248,618		$1,021,500		$567,131		$7,748,114		$1,967,031
$10.94		$10.31		$11.15		$8.66		$7.77		$8.82		$7.44
($8,050,745,538 ÷ 735,690,664 shares	)	($143,246,092 ÷ 13,898,229 shares	)	($248,617,521 ÷ 22,302,888 shares	)	($1,021,500,200 ÷ 118,018,540 shares	)	($567,130,814 ÷ 72,980,892 shares	)	($7,748,113,686 ÷ 878,018,883 shares	)	($1,967,030,630 ÷ 264,395,486 shares	)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2022 (Unaudited)

	Long Duration Fund		Long Duration Credit Fund
Assets:
Investments, at value †	$642,501		$2,693,035
Affiliated investments, at value ††	16,353		22,875
Repurchase agreements†	–		–
Cash and cash equivalents	304		21
Cash pledged as collateral on OTC swap contracts	–		621
Cash pledged as collateral on futures contracts	2,456		1,691
Cash pledged as collateral on centrally cleared swap contracts	–		–
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		158,044
Dividends and interest receivable	6,320		32,672
Receivable for investment securities sold	285		3,539
Receivable for variation margin on futures contracts	131		687
Receivable for variation margin on swap contracts	81		127
Foreign tax reclaim receivable	42		730
Unrealized gain on forward foreign currency contracts	–		–
Swap contracts, at value ††††	–		–
Prepaid expenses	5		18
Total Assets	668,478		2,914,060
Liabilities:
Payable upon return on securities loaned	–		–
Payable for fund shares redeemed	10,096		151,261
Payable for investment securities purchased	4,603		16,152
Payable for variation margin on futures contracts	213		180
Payable for securities sold short@	–		–
Income distribution payable	–		–
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Reverse repurchase agreements	–		–
Payable to custodian	–		–
Payable for variation margin on swap contracts	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	61		259
Interest payable	31		–
Trustees fees payable	4		18
CCO fees payable	2		7
Accrued expense payable	41		161
Total Liabilities	15,051		168,038
Net Assets	$653,427		$2,746,022
† Cost of investments	$736,225		$3,220,745
†† Cost of affiliated investments	16,353		22,875
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
@Proceeds from securities sold short	–		–
* Includes market value of securities on loan	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$818,149		$3,435,366
Total distributable earnings (loss)	(164,722)		(689,344)
Net Assets	$653,427		$2,746,022
Net Asset Value, Offering and Redemption Price Per Share — Class A	$6.19		$8.06
	($653,426,781 ÷ 105,575,026 shares	)	($2,746,021,611 ÷ 340,526,842 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$389,963		$1,725,196	*	$290,119		$1,617,276		$3,570,201		$1,599,231		$799,229
174		3,271		–		20,115		27,166		25,109		–
900		–		–		–		–		–		–
62		96,915		2,033		–		–		149,026		274,457
–		–		–		–		–		–		1,106
94		1,477		–		1,191		–		9,476		10,198
–		6,129		–		–		–		–		–
–		4,013		–		–		–		–		22
12		9,574		2,281		4,349		22,027		639		16,723
1,239		32,735		489		6,059		30,887		2,715		1,726
461		14,453		–		44,257		4,436		–		2,465
–		247		–		141		100		5,355		2,190
–		116		–		–		–		–		176
21		–		–		60		–		7		–
–		22,979		–		–		–		–		13
–		1,421		–		–		–		2,728		125
3		12		2		10		22		12		5
392,929		1,918,538		294,924		1,693,458		3,654,839		1,794,298		1,108,435

–		3,270		–		–		–		–		–
71		20,392		260		3,030		3,796		6,978		735
795		20,184		–		124,360		20,345		–		25,016
22		73		–		194		165		–		2,136
–		–		–		–		–		–		113,769
9		–		–		62		–		–		–
–		2,193		–		–		–		2,438		910
–		–		–		–		–		–		54
–		–		–		–		–		–		194,915
–		–		–		391		130		–		–
–		278		–		–		–		–		337
–		154		–		–		–		–		–
–		26,838		–		–		–		–		218
33		555		–		115		377		85		117
–		–		–		15		–		–		–
3		13		2		11		24		12		5
1		5		1		4		9		5		2
30		593		15		88		196		110		866
964		74,548		278		128,270		25,042		9,628		339,080
$391,965		$1,843,990		$294,646		$1,565,188		$3,629,797		$1,784,670		$769,355
$404,543		$2,043,250		$309,217		$1,677,201		$3,941,142		$580,535		$716,552
174		3,271		–		20,115		27,166		25,109		–
–		5,779		–		–		–		–		22
–		1,058		–		–		–		–		(282)
–		–		–		–		–		–		(475)
–		–		–		–		–		–		122,370
–		3,158		–		–		–		–		–

$413,542		$2,404,458		$315,392		$1,661,858		$4,165,922		$603,111		$840,237
(21,577)		(560,468)		(20,746)		(96,670)		(536,125)		1,181,559		(70,882)
$391,965		$1,843,990		$294,646		$1,565,188		$3,629,797		$1,784,670		$769,355
$9.68		$8.06		$9.02		$9.43		$8.72		$21.67		$8.42
($391,965,225 ÷ 40,475,925 shares	)	($1,843,990,413 ÷ 228,867,777 shares	)	($294,645,814 ÷ 32,659,359 shares	)	($1,565,188,240 ÷ 166,012,814 shares	)	($3,629,796,866 ÷ 416,354,406 shares	)	($1,784,669,858 ÷ 82,364,188 shares	)	($769,354,871 ÷ 91,324,291 shares )

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$7,686	$10,748
Income from affiliated investments	189	669
Interest income	3	9
Security lending income — net(1)	6	–
Less: foreign taxes withheld	(15)	(19)
Total Investment Income	7,869	11,407
Expenses:
Investment advisory fees	1,455	2,630
Administration fees	182	329
Trustees' fees	10	17
Chief compliance officer fees	3	4
Custodian/wire agent fees	17	31
Professional fees	16	28
Registration fees	6	10
Printing fees	3	6
Licensing fees	–	–
Other expenses	28	51
Total Expenses	1,720	3,106
Less:
Waiver of investment advisory fees	(873)	(1,644)
Waiver of administration fees	(182)	(329)
Net Expenses	665	1,133
Net Investment Income	7,204	10,274
Net Realized Gain (Loss) on:
Investments	6,890	(31,489)
Affiliated investments	–	–
Futures contracts	(816)	(412)
Swap contracts	–	(5,791)
Net Realized Gain (Loss)	6,074	(37,692)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(11,560)	25,133
Affiliated investments	1	–
Futures contracts	547	627
Swap contracts	–	1,870
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	(1)
Net Change in Unrealized Appreciation (Depreciation)	(11,012)	27,629
Net Realized and Unrealized Gain (Loss)	(4,938)	(10,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,266	$211

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$14,675	$40,578	$9,530	$2,032	$2,265	$7,869	$8,820
55	338	104	49	65	295	105
3	9	3	–	–	–	45
83	13	817	22	46	42	–
(6)	(12)	(15)	(3)	(9)	(31)	(13)
14,810	40,926	10,439	2,100	2,367	8,175	8,957

432	703	818	719	943	2,807	1,105
432	1,172	341	55	73	216	221
22	60	17	3	4	11	11
6	16	5	1	1	3	3
42	113	32	5	7	21	7
38	102	29	5	7	18	19
13	36	10	1	2	6	6
8	22	7	1	1	4	4
–	605	–	–	–	–	–
189	182	121	8	12	33	33
1,182	3,011	1,380	798	1,050	3,119	1,409

(346)	(469)	(614)	(251)	(348)	(1,123)	(1,105)
(432)	(1,172)	(341)	(55)	(73)	(216)	(221)
404	1,370	425	492	629	1,780	83
14,406	39,556	10,014	1,608	1,738	6,395	8,874

125,396	147,055	(24,462)	(7,221)	(1,655)	(8,312)	6,934
37	(1)	(19)	–	–	–	–
(405)	(1,268)	(185)	(411)	151	1,074	1,247
–	–	–	–	–	–	–
125,028	145,786	(24,666)	(7,632)	(1,504)	(7,238)	8,181

(158,006)	(228,754)	1,941	10,522	5,507	(8,530)	(23,836)
(15)	(1)	77	–	(1)	(1)	–
411	679	954	23	(115)	–	(1,964)
–	–	–	–	–	–	–
–	–	1	–	–	–	–
(157,610)	(228,076)	2,973	10,545	5,391	(8,531)	(25,800)
(32,582)	(82,290)	(21,693)	2,913	3,887	(15,769)	(17,619)
$(18,176)	$(42,734)	$(11,679)	$4,521	$5,625	$(9,374)	$(8,745)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$11,630	$32,883	$131,228
Income from affiliated investments	188	367	1,593
Interest income	4	114	1,321
Security lending income — net(1)	18	143	583
Less: foreign taxes withheld	(64)	(1,613)	(13,214)
Total Investment Income	11,776	31,894	121,511
Expenses:
Investment advisory fees	2,702	7,447	21,550
Administration fees	208	573	1,959
Trustees' fees	10	29	98
Chief compliance officer fees	3	8	26
Custodian/wire agent fees	20	83	780
Professional fees	18	49	168
Registration fees	6	16	53
Printing fees	4	11	37
Other expenses	31	84	313
Total Expenses	3,002	8,300	24,984
Less:
Waiver of investment advisory fees	(1,954)	(4,831)	(11,754)
Waiver of administration fees	(208)	(573)	(1,959)
Net Expenses	840	2,896	11,271
Net Investment Income	10,936	28,998	110,240
Net Realized Gain (Loss) on:
Investments	37,863	11,877	(671,990)
Affiliated investments	–	(2)	(4)
Futures contracts	(738)	(23)	6,570
Foreign currency transactions	(4)	(1,267)	(16,800)
Foreign forward currency contracts	(1)	37,851	10,511
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	–	(1,541)
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Net Realized Gain (Loss)	37,120	48,436	(673,254)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(17,837)	(57,673)	12,500
Affiliated investments	–	3	3
Futures contracts	389	234	(399)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	–
Foreign capital gains tax on appreciated securities	–	–	1,355
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(4)	140	(121)
Foreign forward currency contracts	–	(11,320)	5,164
Net Change in Unrealized Appreciation (Depreciation)	(17,452)	(68,616)	18,502
Net Realized and Unrealized Gain (Loss)	19,668	(20,180)	(654,752)
Net Increase (Decrease) in Net Assets Resulting from Operations	$30,604	$8,818	$(544,512)

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$2,644	$3,190	$24,778	$45	$67	$1,124
31	37	222	306	2,882	326
22	29	107	13,894	127,257	110,956
–	–	–	–	26	–
(387)	(238)	(2,353)	–	–	–
2,310	3,018	22,754	14,245	130,232	112,406

449	649	5,279	1,379	11,975	5,069
35	59	251	153	1,773	520
2	3	13	8	101	27
–	1	3	2	27	7
42	134	481	15	192	51
3	5	22	13	170	45
1	2	7	5	57	16
1	1	5	3	38	10
6	8	39	23	303	82
539	862	6,100	1,601	14,636	5,827

(304)	(330)	(2,564)	(700)	(7,983)	(2,366)
(35)	(59)	(251)	(153)	(1,773)	(520)
200	473	3,285	748	4,880	2,941
2,110	2,545	19,469	13,497	125,352	109,465

(5,651)	(2,252)	(31,098)	(4,455)	(287,491)	(69,931)
–	–	–	–	–	–
140	(2,749)	(2,985)	1,105	(46,624)	–
(175)	288	(347)	–	(50)	–
(4)	1,893	–	–	(881)	–
–	(41)	–	–	(6,369)	–
40	–	(348)	–	–	–
–	–	–	–	8,827	–
–	–	–	–	15,091	(86)
(5,650)	(2,861)	(34,778)	(3,350)	(317,497)	(70,017)

(2,690)	(2,253)	(69,791)	(8,628)	(185,398)	(128,263)
–	–	–	–	–	–
(68)	1,965	1,726	(108)	3,823	–
–	–	–	–	1,661	–
–	–	–	–	1,128	–
–	–	–	–	(4,859)	–
25	(5)	135	–	–	–
(8)	37	(20)	–	(16)	–
–	(948)	–	–	248	–
(2,741)	(1,204)	(67,950)	(8,736)	(183,413)	(128,263)
(8,391)	(4,065)	(102,728)	(12,086)	(500,910)	(198,280)
$(6,281)	$(1,520)	$(83,259)	$1,411	$(375,558)	$(88,815)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$–	$–	$–
Income from affiliated investments	69	261	21
Interest income	14,382	61,141	4,753
Security lending income — net(1)	–	–	–
Less: foreign taxes withheld	–	–	(1)
Total Investment Income	14,451	61,402	4,773
Expenses:
Investment advisory fees	979	4,118	330
Administration fees	163	686	110
Trustees' fees	9	35	6
Chief compliance officer fees	2	9	2
Custodian/wire agent fees	16	63	11
Professional fees	14	59	10
Registration fees	6	22	4
Printing fees	3	13	2
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	25	101	18
Total Expenses	1,217	5,106	493
Less:
Waiver of investment advisory fees	(588)	(2,471)	(110)
Waiver of administration fees	(163)	(686)	(110)
Net Expenses	466	1,949	273
Net Investment Income	13,985	59,453	4,500
Net Realized Gain (Loss) on:
Investments	(22,734)	(72,953)	(2,617)
Securities sold short	–	–	–
Futures contracts	(3,875)	(3,839)	340
Foreign currency transactions	–	–	–
Foreign forward currency contracts	–	–	–
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	(29)	(50)	–
Net Realized Gain (Loss)	(26,638)	(76,842)	(2,277)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(40,860)	(203,917)	(3,603)
Securities sold short	–	–	–
Futures contracts	364	122	(62)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	(314)	(492)	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(40,810)	(204,287)	(3,665)
Net Realized and Unrealized Loss	(67,448)	(281,129)	(5,942)
Net Decrease in Net Assets Resulting from Operations	$(53,463)	$(221,676)	$(1,442)

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$–	$13,936	$3,072
–	–	353	462	129	–
60,550	8,480	16,931	58,879	1,113	15,657
26	–	–	–	–	–
(504)	–	–	–	(5)	–
60,072	8,480	17,284	59,341	15,173	18,729

7,823	324	1,956	4,260	5,303	2,074
460	74	391	852	442	189
23	4	19	42	22	9
6	1	5	11	6	2
358	2	36	80	19	19
39	6	33	72	38	16
14	2	10	23	13	5
9	1	7	16	8	4
–	–	–	–	–	1,750
–	–	–	–	–	967
70	10	58	127	67	28
8,802	424	2,515	5,483	5,918	5,063

(4,417)	(324)	(1,252)	(2,045)	(4,772)	(1,357)
(460)	(74)	(391)	(852)	(442)	(189)
3,925	26	872	2,586	704	3,517
56,147	8,454	16,412	56,755	14,469	15,212

(139,269)	(1,494)	(19,820)	(94,547)	17,442	(22,752)
–	–	–	–	–	(7,435)
(355)	–	1,879	1,383	(9,972)	(2,424)
(30,469)	–	–	–	(4)	(90)
6,108	–	–	–	–	256
–	–	–	–	–	(1,810)
–	–	–	–	–	1,122
(5,418)	–	–	–	(7,309)	(6,360)
(169,403)	(1,494)	(17,941)	(93,164)	157	(39,493)

53,543	(17,221)	(19,312)	(88,175)	(43,201)	783
–	–	–	–	–	6,913
(1,665)	–	(660)	(196)	7,047	(1,977)
–	–	–	–	–	(452)
–	–	–	–	–	401
1,140	–	–	–	(4,169)	2,508
(2,733)	–	–	–	–	60
(4,032)	–	–	–	–	(172)
46,253	(17,221)	(19,972)	(88,371)	(40,323)	8,064
(123,150)	(18,715)	(37,913)	(181,535)	(40,166)	(31,429)
$(67,003)	$(10,261)	$(21,501)	$(124,780)	$(25,697)	$(16,217)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited) and the year ended May 31, 2022

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22
Operations:
Net investment income	$7,204	$15,409	$10,274	$20,337
Net realized gain (loss)	6,074	125,459	(37,692)	253,733
Net change in unrealized appreciation (depreciation)	(11,012)	(145,335)	27,629	(255,392)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,266	(4,467)	211	18,678
Distributions:
Class A	(6,890)	(183,048)	(1,730)	(430,585)
Total Distributions	(6,890)	(183,048)	(1,730)	(430,585)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	18,600	54,372	110,273	182,166
Reinvestment of dividends & distributions	6,727	178,768	1,676	418,999
Cost of shares redeemed	(44,229)	(369,099)	(208,454)	(468,905)
Net Increase (Decrease) from Class A Transactions	(18,902)	(135,959)	(96,505)	132,260
Net Decrease in Net Assets	(23,526)	(323,474)	(98,024)	(279,647)
Net Assets
Beginning of Period	773,846	1,097,320	1,389,157	1,668,804
End of Period	$750,320	$773,846	$1,291,133	$1,389,157

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22

$14,406	$29,759	$39,556	$77,577	$10,014	$15,901	$1,608	$2,469	$1,738	$3,169
125,028	210,980	145,786	459,118	(24,666)	111,185	(7,632)	22,411	(1,504)	38,143
(157,610)	(276,102)	(228,076)	(487,428)	2,973	(451,157)	10,545	(48,892)	5,391	(87,057)
(18,176)	(35,363)	(42,734)	49,267	(11,679)	(324,071)	4,521	(24,012)	5,625	(45,745)

(13,681)	(201,363)	(37,282)	(393,408)	(7,521)	(275,638)	(1,434)	(64,589)	(1,438)	(92,457)
(13,681)	(201,363)	(37,282)	(393,408)	(7,521)	(275,638)	(1,434)	(64,589)	(1,438)	(92,457)

85,447	337,657	162,488	741,971	57,603	387,015	8,686	27,313	9,611	50,219
13,162	192,909	36,423	383,991	7,311	266,218	1,377	61,811	1,402	90,728
(281,497)	(672,504)	(569,596)	(1,927,685)	(179,112)	(355,002)	(17,108)	(59,952)	(45,535)	(188,113)
(182,888)	(141,938)	(370,685)	(801,723)	(114,198)	298,231	(7,045)	29,172	(34,522)	(47,166)
(214,745)	(378,664)	(450,701)	(1,145,864)	(133,398)	(301,478)	(3,958)	(59,429)	(30,335)	(185,368)

1,919,037	2,297,701	5,106,116	6,251,980	1,453,682	1,755,160	227,791	287,220	324,229	509,597
$1,704,292	$1,919,037	$4,655,415	$5,106,116	$1,320,284	$1,453,682	$223,833	$227,791	$293,894	$324,229

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited) and the year ended May 31, 2022

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22
Operations:
Net investment income	$6,395	$10,485	$8,874	$16,369	$10,936	$24,956
Net realized gain (loss)	(7,238)	126,182	8,181	153,436	37,120	113,124
Net change in unrealized appreciation (depreciation)	(8,531)	(202,058)	(25,800)	(157,433)	(17,452)	(93,016)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,374)	(65,391)	(8,745)	12,372	30,604	45,064
Distributions:
Class A	(5,358)	(247,893)	(8,173)	(204,097)	(9,643)	(190,752)
Total Distributions	(5,358)	(247,893)	(8,173)	(204,097)	(9,643)	(190,752)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	76,357	116,662	652,197	136,205	90,929	61,587
Reinvestment of dividends & distributions	5,237	243,319	7,817	198,213	9,525	188,893
Cost of shares redeemed	(140,238)	(275,526)	(700,038)	(261,448)	(100,707)	(333,213)
Net Increase (Decrease) from Class A Transactions	(58,644)	84,455	(40,024)	72,970	(253)	(82,733)
Net Increase (Decrease) in Net Assets	(73,376)	(228,829)	(56,942)	(118,755)	20,708	(228,421)
Net Assets
Beginning of Period	944,301	1,173,130	949,390	1,068,145	887,170	1,115,591
End of Period	$870,925	$944,301	$892,448	$949,390	$907,878	$887,170

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22

$28,998	$63,574	$110,240	$246,219	$2,110	$3,593	$2,545	$6,485
48,436	255,309	(673,254)	502,212	(5,650)	7,969	(2,861)	43,146
(68,616)	(211,887)	18,502	(2,018,204)	(2,741)	(27,676)	(1,204)	(61,599)
8,818	106,996	(544,512)	(1,269,773)	(6,281)	(16,114)	(1,520)	(11,968)

—	(353,691)	—	(2,002,232)	—	(22,946)	—	(24,212)
—	(353,691)	—	(2,002,232)	—	(22,946)	—	(24,212)

314,331	525,659	557,031	1,429,685	4,561	49,010	3,446	16,949
—	344,831	—	1,946,470	—	14,452	—	24,212
(435,222)	(888,943)	(748,614)	(1,815,004)	(9,733)	(6,635)	(9,757)	(112,065)
(120,891)	(18,453)	(191,583)	1,561,151	(5,172)	56,827	(6,311)	(70,904)
(112,073)	(265,148)	(736,095)	(1,710,854)	(11,453)	17,767	(7,831)	(107,084)

2,457,371	2,722,519	8,786,841	10,497,695	154,699	136,932	256,449	363,533
$2,345,298	$2,457,371	$8,050,746	$8,786,841	$143,246	$154,699	$248,618	$256,449

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited) and the year ended May 31, 2022

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22
Operations:
Net investment income	$19,469	$25,294	$13,497	$20,042	$125,352	$161,492
Net realized gain (loss)	(34,778)	97,896	(3,350)	70	(317,497)	(289,242)
Net change in unrealized (depreciation)	(67,950)	(298,442)	(8,736)	(25,489)	(183,413)	(672,733)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83,259)	(175,252)	1,411	(5,377)	(375,558)	(800,483)
Distributions:
Class A	—	(192,160)	(11,773)	(20,910)	(126,512)	(179,337)
Total Distributions	—	(192,160)	(11,773)	(20,910)	(126,512)	(179,337)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	96,449	277,355	14,856	92,555	376,989	1,645,459
Reinvestment of dividends & distributions	—	181,740	11,278	20,321	121,104	171,717
Cost of shares redeemed	(130,962)	(324,068)	(115,546)	(412,983)	(764,858)	(1,426,257)
Net Increase (Decrease) from Class A Transactions	(34,513)	135,027	(89,412)	(300,107)	(266,765)	390,919
Net Decrease in Net Assets	(117,772)	(232,385)	(99,774)	(326,394)	(768,835)	(588,901)
Net Assets
Beginning of Period	1,139,272	1,371,657	666,905	993,299	8,516,949	9,105,850
End of Period	$1,021,500	$1,139,272	$567,131	$666,905	$7,748,114	$8,516,949

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22

$109,465	$163,531	$13,985	$33,945	$59,453	$121,793	$4,500	$5,000
(70,017)	24,402	(26,638)	8,734	(76,842)	21,067	(2,277)	(756)
(128,263)	(259,840)	(40,810)	(160,807)	(204,287)	(628,771)	(3,665)	(11,863)
(88,815)	(71,907)	(53,463)	(118,128)	(221,676)	(485,911)	(1,442)	(7,619)

(81,312)	(166,861)	(13,985)	(50,657)	(59,337)	(238,675)	(4,599)	(5,654)
(81,312)	(166,861)	(13,985)	(50,657)	(59,337)	(238,675)	(4,599)	(5,654)

96,468	299,342	70,486	98,262	640,757	833,300	75,542	150,354
77,872	160,356	13,962	50,551	59,323	237,257	4,519	5,581
(299,729)	(801,506)	(73,310)	(568,223)	(500,949)	(2,066,624)	(205,607)	(342,391)
(125,389)	(341,808)	11,138	(419,410)	199,131	(996,067)	(125,546)	(186,456)
(295,516)	(580,576)	(56,310)	(588,195)	(81,882)	(1,720,653)	(131,587)	(199,729)

2,262,547	2,843,123	709,737	1,297,932	2,827,904	4,548,557	523,552	723,281
$1,967,031	$2,262,547	$653,427	$709,737	$2,746,022	$2,827,904	$391,965	$523,552

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited) and the year ended May 31, 2022

	Emerging Markets Debt Fund		Real Return Fund
	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22
Operations:
Net investment income	$56,147	$113,114	$8,454	$22,195
Net realized gain (loss)	(169,403)	(111,772)	(1,494)	3,432
Net change in unrealized appreciation (depreciation)	46,253	(371,562)	(17,221)	(18,774)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,003)	(370,220)	(10,261)	6,853
Distributions:
Class A	—	(93,762)	(13,677)	(20,036)
Total Distributions	—	(93,762)	(13,677)	(20,036)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	133,731	438,245	32,886	55,251
Reinvestment of dividends & distributions	—	89,939	13,254	18,688
Cost of shares redeemed	(195,926)	(486,693)	(21,804)	(102,324)
Net Increase (Decrease) from Class A Transactions	(62,195)	41,491	24,336	(28,385)
Net Increase (Decrease) in Net Assets	(129,198)	(422,491)	398	(41,568)
Net Assets
Beginning of Period	1,973,188	2,395,679	294,248	335,816
End of Period	$1,843,990	$1,973,188	$294,646	$294,248

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22	06/01/22 to 11/30/22	06/01/21 to 05/31/22

$16,412	$16,170	$56,755	$99,832	$14,469	$24,654	$15,212	$33,375
(17,941)	(15,261)	(93,164)	(36,025)	157	232,037	(39,493)	68,284
(19,972)	(48,460)	(88,371)	(447,775)	(40,323)	(177,524)	8,064	15,147
(21,501)	(47,551)	(124,780)	(383,968)	(25,697)	79,167	(16,217)	116,806

(16,745)	(23,041)	(56,773)	(151,541)	—	(342,772)	—	(76,427)
(16,745)	(23,041)	(56,773)	(151,541)	—	(342,772)	—	(76,427)

186,144	608,288	647,392	973,744	391,003	289,806	144,279	201,452
16,474	22,357	56,772	151,026	—	326,774	—	69,828
(208,506)	(477,233)	(360,864)	(1,060,150)	(463,761)	(529,150)	(143,270)	(238,301)
(5,888)	153,412	343,300	64,620	(72,758)	87,430	1,009	32,979
(44,134)	82,820	161,747	(470,889)	(98,455)	(176,175)	(15,208)	73,358

1,609,322	1,526,502	3,468,050	3,938,939	1,883,125	2,059,300	784,563	711,205
$1,565,188	$1,609,322	$3,629,797	$3,468,050	$1,784,670	$1,883,125	$769,355	$784,563

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the six month period ended November 30, 2022 (Unaudited)

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(16,217)
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(807,692)
Proceeds from disposition of investment securities	908,061
Purchased options/swaptions and purchases to cover written options/swaptions	(593)
Proceeds from sale of options/swaptions and expired options/swaptions	524
Purchases to cover securities sold short	(42,045)
Proceeds from securities sold short	49,341
Amortization (accretion of market discount)	(10,294)
Net Realized (Gain) Loss on:
Investments	22,752
Options/Swaptions	688
Securities sold short	7,435
Net Change in Unrealized (Appreciation) Depreciation on:
Investments	(783)
Options/Swaptions	51
Securities sold short	(6,913)
Changes in Assets:
Cash pledged as collateral on futures contracts	(337)
Cash pledged as collateral on swap contracts	2,418
Dividends and interest receivable	37
Receivable for investment securities sold	(2,373)
Receivable for variation margin	(786)
Unrealized gain on forward foreign currency contracts	226
Swap contracts, at value	124
Deposits from counterparty	(18)
Prepaid expenses	1
Changes in Liabilities:
Payable for investment securities purchased	10,268
Payable for variation margin	235
Swap contracts, at value	(898)
Unrealized loss on forward foreign currency contracts	(54)
Investment advisory fees payable	(9)
Trustees fees payable	—
CCO fees payable	—
Accrued expense payable	763
Net Cash Provided by Operating Activities	113,912
Cash Flows from Financing Activities
Reverse repurchase agreements	47,912
Proceeds from shares issued	127,623
Distributions from net investment income	—
Cost of shares redeemed	(146,089)
Net Cash Provided by Financing Activities	29,446
Net Change in Cash and Foreign Currency	143,358
Cash and Foreign Currency at Beginning of Period	$131,121
Cash and Foreign Currency at End of Period	$274,479
Supplemental Disclosure of Cash Flow Information
Interest paid	$1,750

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2022 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2022@	$15.07	$0.14	$(0.09)	$0.05	$(0.14)	$—	$(0.14)	$14.98	0.38%	$750,320	0.18%	0.47%	1.98%	37%
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.47	1.70	78
2020	14.73	0.30	0.66	0.96	(0.29)	(1.45)	(1.74)	13.95	5.78	941,086	0.18	0.47	2.02	76
2019	18.93	0.32	(0.28)	0.04	(0.31)	(3.93)	(4.24)	14.73	1.49	1,090,130	0.19	0.47	1.87	102
2018	20.42	0.33	2.63	2.96	(0.39)	(4.06)	(4.45)	18.93	15.00	1,368,392	0.20	0.47	1.64	68
Large Cap Disciplined Equity Fund
Class A
2022@	$9.58	$0.07	$(0.06)	$0.01	$(0.01)	$—	$(0.01)	$9.58	0.13%	$1,291,133	0.17%	0.47%	1.56%	58%
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.47	1.51	142
2020	10.27	0.19	0.65	0.84	(0.26)	(1.14)	(1.40)	9.71	7.23	1,380,069	0.18	0.47	1.83	139
2019	13.58	0.22	(0.39)	(0.17)	(0.22)	(2.92)	(3.14)	10.27	(0.14)	2,003,051	0.19	0.47	1.80	125
2018	13.87	0.24	1.43	1.67	(0.25)	(1.71)	(1.96)	13.58	12.43	3,033,957	0.19	0.47	1.71	134
Large Cap Index Fund
Class A
2022@	$201.38	$1.60	$(2.73)	$(1.13)	$(1.50)	$—	$(1.50)	$198.75	(0.51)%	$1,704,292	0.05%	0.14%	1.67%	7%
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.12	1.47	20
2020	173.92	3.26	19.13	22.39	(3.34)	(29.36)	(32.70)	163.61	12.48	1,750,464	0.04	0.13	1.87	32
2019	200.41	4.18	0.70	4.88	(4.27)	(27.10)	(31.37)	173.92	3.43	1,636,037	0.04	0.13	2.19	16
2018	182.82	3.63	22.56	26.19	(4.13)	(4.47)	(8.60)	200.41	14.53	1,989,617	0.03	0.12	1.87	16
S&P 500 Index Fund
Class A
2022@	$20.36	$0.16	$(0.27)	$(0.11)	$(0.15)	$—	$(0.15)	$20.10	(0.47)%	$4,655,415	0.06%	0.13%	1.69%	3%
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.11	1.51	19
2020	14.78	0.31	1.57	1.88	(0.31)	(0.22)	(0.53)	16.13	12.77	4,277,620	0.05	0.12	1.94	34
2019	14.92	0.34	0.19	0.53	(0.34)	(0.33)	(0.67)	14.78	3.77	3,975,682	0.05	0.12	2.23	21
2018	13.39	0.28	1.62	1.90	(0.30)	(0.07)	(0.37)	14.92	14.36	4,258,172	0.05	0.12	1.92	25
Extended Market Index Fund
Class A
2022@	$15.51	$0.11	$(0.18)	$(0.07)	$(0.08)	$—	$(0.08)	$15.36	(0.41)%	$1,320,284	0.06%	0.20%	1.47%	21%
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.19	0.95	58
2020	14.52	0.20	0.39	0.59	(0.20)	(0.44)	(0.64)	14.47	3.88	1,176,664	0.06	0.20	1.35	56
2019	15.94	0.23	(0.80)	(0.57)	(0.23)	(0.62)	(0.85)	14.52	(3.29)	937,836	0.06	0.20	1.51	46
2018	14.16	0.19	2.39	2.58	(0.21)	(0.59)	(0.80)	15.94	18.58	996,135	0.06	0.20	1.27	64
Small Cap Fund
Class A
2022@	$12.59	$0.09	$0.17	$0.26	$(0.08)	$—	$(0.08)	$12.77	2.11%	$223,833	0.44%	0.72%	1.45%	56%
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.72	0.98	122
2020	13.66	0.16	(0.99)	(0.83)	(0.19)	(0.73)	(0.92)	11.91	(7.04)	228,900	0.45	0.72	1.16	127
2019	18.76	0.18	(1.81)	(1.63)	(0.16)	(3.31)	(3.47)	13.66	(7.71)	267,012	0.44	0.72	1.09	109
2018	17.83	0.12	2.64	2.76	(0.12)	(1.71)	(1.83)	18.76	16.30	375,607	0.43	0.72	0.68	115

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
@	For the six-month period ended November 30, 2022. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2022 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2022@	$10.58	$0.06	$0.19	$0.25	$(0.05)	$—	$(0.05)	$10.78	2.41%	$293,894	0.43%	0.72%	1.20%	55%
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43	0.72	0.75	130
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43	0.72	0.82	151
2020	9.93	0.09	(0.54)	(0.45)	(0.10)	(0.43)	(0.53)	8.95	(5.20)	312,950	0.44	0.72	0.92	136
2019	13.22	0.09	(1.14)	(1.05)	(0.08)	(2.16)	(2.24)	9.93	(6.98)	337,113	0.43	0.72	0.73	129
2018	12.65	0.08	2.27	2.35	(0.08)	(1.70)	(1.78)	13.22	19.97	442,285	0.42	0.72	0.60	127
Small/Mid Cap Equity Fund
Class A
2022@	$10.10	$0.07	$(0.16)	$(0.09)	$(0.06)	$—	$(0.06)	$9.95	(0.85)%	$870,925	0.41%	0.72%	1.48%	39%
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42	0.72	1.00	82
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41	0.72	0.88	88
2020	10.27	0.13	(0.43)	(0.30)	(0.11)	(0.63)	(0.74)	9.23	(3.80)	879,022	0.41	0.72	1.24	111
2019	13.63	0.14	(1.17)	(1.03)	(0.10)	(2.23)	(2.33)	10.27	(6.58)	1,178,532	0.42	0.72	1.18	116
2018	13.19	0.10	1.97	2.07	(0.14)	(1.49)	(1.63)	13.63	16.52	1,596,828	0.42	0.72	0.76	107
U.S. Equity Factor Allocation Fund
Class A
2022@	$12.36	$0.12	$(0.18)	$(0.06)	$(0.11)	$—	$(0.11)	$12.19	(0.45)%	$892,448	0.02%	0.32%	2.01%	44%
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02	0.32	1.61	64
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02	0.32	1.71	72
2020	10.18	0.22	0.51	0.73	(0.24)	—	(0.24)	10.67	7.21	756,195	0.02	0.32	2.03	39
2019	10.17	0.23	(0.05)	0.18	(0.17)	—	(0.17)	10.18	1.74	873,180	0.02	0.32	2.18	43
2018(2)	10.00	0.03	0.14	0.17	—	—	—	10.17	1.70	255,550	0.04	0.34	2.66	–
U.S. Managed Volatility Fund
Class A
2022@	$13.13	$0.16	$0.25	$0.41	$(0.15)	$—	$(0.15)	$13.39	3.23%	$907,878	0.20%	0.72%	2.63%	20%
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20	0.72	2.47	55
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20	0.72	2.21	61
2020	13.01	0.33	(0.29)	0.04	(0.31)	(0.57)	(0.88)	12.17	(0.31)	1,216,680	0.20	0.72	2.48	58
2019	14.34	0.36	0.56	0.92	(0.36)	(1.89)	(2.25)	13.01	7.10	1,181,573	0.20	0.72	2.56	39
2018	14.83	0.34	0.82	1.16	(0.39)	(1.26)	(1.65)	14.34	7.81	1,287,447	0.23	0.72	2.31	58
Global Managed Volatility Fund
Class A
2022@	$11.92	$0.14	$(0.06)	$0.08	$—	$—	$—	$12.00	0.67%	$2,345,298	0.25%	0.72%	2.53%	27%
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25	0.72	2.49	56
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24	0.72	2.42	53
2020	11.53	0.30	(0.35)	(0.05)	(0.40)	(0.20)	(0.60)	10.88	(1.08)	2,738,825	0.24	0.72	2.57	47
2019	12.05	0.35	(0.02)	0.33	(0.44)	(0.41)	(0.85)	11.53	3.14	2,490,831	0.24	0.72	2.88	42
2018	11.72	0.32	0.55	0.87	(0.27)	(0.27)	(0.54)	12.05	7.41	2,256,778	0.24	0.72	2.68	37
World Equity Ex-US Fund
Class A
2022@	$11.65	$0.15	$(0.86)	$(0.71)	$—	$—	$—	$10.94	(6.09)%	$8,050,746	0.29%	0.64%	2.81%	59%
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28	0.63	2.52	73
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29	0.63	1.96	85
2020	12.08	0.22	(0.30)	(0.08)	(0.33)	—	(0.33)	11.67	(1.00)	8,115,314	0.31	0.62	1.80	92
2019	13.78	0.29	(1.35)	(1.06)	(0.28)	(0.36)	(0.64)	12.08	(7.34)	8,327,272	0.31	0.62	2.25	75
2018	12.63	0.28	1.19	1.47	(0.28)	(0.04)	(0.32)	13.78	11.60	8,559,023	0.32	0.62	2.03	75

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2022. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	Commenced operations on April 26, 2018. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2022 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2022@	$10.75	$0.15	$(0.59)	$(0.44)	$—		$—	$—	$10.31	(4.09)%	$143,246	0.29%	0.78%	3.01%	35%
2022	14.56	0.33	(1.76)	(1.43)	(0.28)		(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
2021	10.05	0.22	4.62	4.84	(0.22)		(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.82	1.78	102
2020	10.31	0.22	(0.16)	0.06	(0.32	)(2)	—	(0.32)	10.05	0.17	101,167	0.35	0.81	2.03	77
2019	11.48	0.24	(1.03)	(0.79)	(0.21)		(0.17)	(0.38)	10.31	(6.57)	98,969	0.33	0.79	2.22	52
2018	10.36	0.22	1.15	1.37	(0.25)		—	(0.25)	11.48	13.24	111,582	0.36	0.80	1.95	56
World Select Equity Fund
Class A
2022@	$11.21	$0.11	$(0.17)	$(0.06)	$—		$—	$—	$11.15	(0.54)%	$248,618	0.40%	0.73%	2.16%	23%
2022	12.79	0.26	(0.71)	(0.45)	(0.64)		(0.49)	(1.13)	11.21	(4.12)	256,449	0.35	0.67	2.07	60
2021	8.69	0.19	4.41	4.60	(0.50)		—	(0.50)	12.79	54.06	363,533	0.39	0.69	1.79	66
2020	9.38	0.21	(0.51)	(0.30)	(0.39)		—	(0.39)	8.69	(3.86)	476,296	0.37	0.69	2.20	66
2019	11.30	0.23	(1.26)	(1.03)	(0.31)		(0.58)	(0.89)	9.38	(8.81)	985,177	0.31	0.65	2.18	93
2018(3)	10.00	0.18	1.30	1.48	(0.08)		(0.10)	(0.18)	11.30	14.88	1,239,095	0.30	0.63	1.82	68
Emerging Markets Equity Fund
Class A
2022@	$9.34	$0.16	$(0.84)	$(0.68)	$—		$—	$—	$8.66	(7.28)%	$1,021,500	0.65%	1.21%	3.87%	30%
2022	12.69	0.23	(1.73)	(1.50)	(0.20)		(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
2021	8.37	0.19	4.34	4.53	(0.21)		—	(0.21)	12.69	54.35	1,371,657	0.61	1.18	1.79	90
2020	8.99	0.16	(0.59)	(0.43)	(0.19)		—	(0.19)	8.37	(5.14)	1,008,763	0.63	1.19	1.71	59
2019	11.21	0.19	(1.43)	(1.24)	(0.19)		(0.79)	(0.98)	8.99	(10.59)	1,007,905	0.66	1.20	1.91	59
2018	10.25	0.19	1.08	1.27	(0.22)		(0.09)	(0.31)	11.21	12.37	1,094,294	0.63	1.17	1.70	97
Opportunistic Income Fund
Class A
2022@	$7.91	$0.17	$(0.16)	$0.01	$(0.15)		$—	$(0.15)	$7.77	0.18%	$567,131	0.24%	0.52%	4.40%	14%
2022	8.20	0.21	(0.29)	(0.08)	(0.21)		—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
2021	7.87	0.23	0.32	0.55	(0.22)		—	(0.22)	8.20	7.10	993,299	0.23	0.52	2.83	62
2020	8.24	0.31	(0.33)	(0.02)	(0.35)		—	(0.35)	7.87	(0.22)	975,466	0.24	0.52	3.81	36
2019	8.23	0.34	(0.03)	0.31	(0.30)		—	(0.30)	8.24	3.90	1,388,921	0.24	0.52	4.14	26
2018	8.29	0.27	—	0.27	(0.33)		—	(0.33)	8.23	3.36	1,850,589	0.24	0.52	3.25	45
Core Fixed Income Fund
Class A
2022@	$9.39	$0.14	$(0.57)	$(0.43)	$(0.14)		$—	$(0.14)	$8.82	(4.56)%	$7,748,114	0.12%	0.37%	3.14%	169%
2022	10.47	0.18	(1.06)	(0.88)	(0.20)		—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
2021	10.96	0.19	(0.07)	0.12	(0.22)		(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.36	1.73	386
2020	10.35	0.29	0.74	1.03	(0.31)		(0.11)	(0.42)	10.96	10.18	7,475,630	0.12	0.37	2.77	369
2019	10.03	0.33	0.33	0.66	(0.34)		—	(0.34)	10.35	6.72	7,052,345	0.12	0.37	3.26	368
2018	10.31	0.27	(0.25)	0.02	(0.30)		—	(0.30)	10.03	0.18	6,586,334	0.12	0.37	2.67	388
High Yield Bond Fund
Class A
2022@	$8.05	$0.40	$(0.71)	$(0.31)	$(0.30)		$—	$(0.30)	$7.44	(3.85)%	$1,967,031	0.28%	0.56%	10.53%	18%
2022	8.84	0.53	(0.78)	(0.25)	(0.54)		—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50
2021	7.74	0.47	1.25	1.72	(0.52)		(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.55	5.61	78
2020	8.65	0.54	(0.84)	(0.30)	(0.54)		(0.07)	(0.61)	7.74	(3.73)	2,300,321	0.29	0.56	6.48	80
2019	8.81	0.55	(0.10)	0.45	(0.55)		(0.06)	(0.61)	8.65	5.32	2,681,510	0.29	0.56	6.31	60
2018	9.13	0.57	(0.25)	0.32	(0.56)		(0.08)	(0.64)	8.81	3.59	2,903,499	0.29	0.55	6.29	59

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2022. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	Includes a return of capital of $0.06 per share.
(3)	Commenced operations on June 30, 2017. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2022 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2022@	$6.87	$0.14	$(0.68)	$(0.54)	$(0.14)	$—	$(0.14)	$6.19	(7.92)%	$653,427	0.14%	0.37%	4.28%	64%
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.37	3.05	105
2020	8.59	0.31	1.41	1.72	(0.31)	(0.43)	(0.74)	9.57	20.85	1,297,733	0.15	0.37	3.46	109
2019	8.17	0.33	0.47	0.80	(0.33)	(0.05)	(0.38)	8.59	10.21	1,427,817	0.15	0.37	4.05	102
2018	8.47	0.33	(0.24)	0.09	(0.33)	(0.06)	(0.39)	8.17	0.92	1,965,417	0.15	0.37	3.88	104
Long Duration Credit Fund
Class A
2022@	$8.90	$0.18	$(0.84)	$(0.66)	$(0.18)	$—	$(0.18)	$8.06	(7.44)%	$2,746,022	0.14%	0.37%	4.33%	35%
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.37	3.08	56
2020	10.42	0.39	1.51	1.90	(0.39)	(0.03)	(0.42)	11.90	18.47	4,066,898	0.15	0.37	3.44	74
2019	9.92	0.39	0.51	0.90	(0.39)	(0.01)	(0.40)	10.42	9.50	3,968,559	0.15	0.37	4.03	77
2018	10.31	0.39	(0.32)	0.07	(0.39)	(0.07)	(0.46)	9.92	0.64	3,856,709	0.15	0.37	3.81	79
Ultra Short Duration Bond Fund
Class A
2022@	$9.81	$0.10	$(0.13)	$(0.03)	$(0.10)	$—	$(0.10)	$9.68	(0.27)%	$391,965	0.12%	0.22%	2.04%	18%
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.22	1.01	79
2020	10.00	0.25	(0.01)	0.24	(0.25)	—	(0.25)	9.99	2.45	580,962	0.12	0.22	2.50	81
2019	9.97	0.27	0.04	0.31	(0.28)	—	(0.28)	10.00	3.12	446,319	0.12	0.22	2.74	75
2018	10.00	0.19	(0.02)	0.17	(0.20)	—	(0.20)	9.97	1.70	482,897	0.12	0.22	1.94	90
Emerging Markets Debt Fund
Class A
2022@	$8.33	$0.24	$(0.51)	$(0.27)	$—	$—	$—	$8.06	(3.24)%	$1,843,990	0.43%	0.96%	6.10%	37%
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.94	4.72	81
2020	9.66	0.51	(0.46)	0.05	(0.34)	—	(0.34)	9.37	0.28	2,064,146	0.42	0.96	5.25	90
2019	9.66	0.57	(0.41)	0.16	(0.16)	—	(0.16)	9.66	1.63	2,245,266	0.42	0.95	6.11	96
2018	10.17	0.61	(0.46)	0.15	(0.66)	—	(0.66)	9.66	1.22	2,277,309	0.42	0.94	5.87	83
Real Return Fund
Class A
2022@	$9.79	$0.27	$(0.60)	$(0.33)	$(0.44)	$—	$(0.44)	$9.02	(3.38)%	$294,646	0.02%	0.29%	5.74%	18%
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.29	2.41	46
2020	9.60	0.19	0.13	0.32	(0.24)	—	(0.24)	9.68	3.44	297,237	0.02	0.29	1.94	49
2019	9.51	0.20	0.06	0.26	(0.17)	—	(0.17)	9.60	2.83	281,804	0.02	0.29	2.15	40
2018	9.65	0.22	(0.18)	0.04	(0.18)	—	(0.18)	9.51	0.48	170,843	0.08 (2)	0.29	2.27	55

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2022. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.08%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2022 (Unaudited) and the years or period ended May 31, (unless otherwise indicated)

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2022@	$9.66	$0.10	$(0.23)	$(0.13)	$(0.10)	$—	$(0.10)	$9.43	(1.33)%	$1,565,188	0.11%		0.32%	2.10%	114%
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.32	1.22	155
2020	9.96	0.23	0.18	0.41	(0.24)	—	(0.24)	10.13	4.14	1,284,697	0.11		0.32	2.35	146
2019	9.87	0.26	0.09	0.35	(0.26)	—	(0.26)	9.96	3.59	1,533,947	0.11		0.32	2.63	155
2018	9.97	0.18	(0.10)	0.08	(0.18)	—	(0.18)	9.87	0.81	1,397,610	0.11		0.32	1.79	150
Intermediate Duration Credit Fund
Class A
2022@	$9.24	$0.15	$(0.52)	$(0.37)	$(0.15)	$—	$(0.15)	$8.72	(4.04)%	$3,629,797	0.15%		0.32%	3.33%	63%
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.32	2.62	103
2020	10.10	0.32	0.78	1.10	(0.32)	—	(0.32)	10.88	10.99	3,323,248	0.15		0.32	3.01	134
2019	9.75	0.32	0.35	0.67	(0.32)	—	(0.32)	10.10	7.00	3,054,258	0.15		0.32	3.25	122
2018	10.02	0.29	(0.27)	0.02	(0.29)	—	(0.29)	9.75	0.14	2,675,195	0.15		0.32	2.87	155
Dynamic Asset Allocation Fund
Class A
2022@	$21.93	$0.17	$(0.43)	$(0.26)	$—	$—	$—	$21.67	(1.19)%	$1,784,670	0.08%		0.67%	1.64%	3%
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.66	1.34	17
2020	19.62	0.37	2.02	2.39	(0.61)	(1.99)	(2.60)	19.41	11.85	1,722,704	0.08		0.67	1.83	10
2019	19.83	0.40	(0.27)	0.13	(0.13)	(0.21)	(0.34)	19.62	0.75	2,291,808	0.08		0.67	1.98	5
2018	18.57	0.36	1.65	2.01	(0.50)	(0.25)	(0.75)	19.83	10.83	2,503,365	0.07		0.66	1.85	12
Multi-Asset Real Return Fund
Class A
2022@	$8.61	$0.17	$(0.36)	$(0.19)	$—	$—	$—	$8.42	(2.21)%	$769,355	0.93	%(2)	1.34%	4.03%	83%
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(2)	0.82	4.32	54
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(2)	0.84	2.58	63
2020	7.78	0.17	(0.42)	(0.25)	(0.17)	—	(0.17)	7.36	(3.38)	754,191	0.88	(3)	1.30	2.26	53
2019	8.06	0.19	(0.20)	(0.01)	(0.27)	—	(0.27)	7.78	0.03	911,520	1.00	(4)	1.43	2.36	22
2018	8.07	0.18	(0.06)	0.12	(0.13)	—	(0.13)	8.06	1.45	979,909	0.72	(3)	1.14	2.23	22

.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2022. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.21%.
(3)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.20%.
(4)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.19%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

November 30, 2022 (Unaudited)

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows of Multi-Asset Real Return Fund and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds, except the Real Return Fund, hold international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

For the period ended November 30, 2022, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of November 30, 2022, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of November 30, 2022, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2022, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2022, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income and Multi-Asset Real Return Funds had options/swaption contracts as of November 30, 2022, as disclosed in the Funds’ Schedules of Investments or Consolidated Schedules of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2022, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund Must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2022, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2022, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2022. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

Core Fixed Income Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$435,140,000	$—	$—	$435,140,000
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$435,140,000	$—	$—	$435,140,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-400	$—	$—	$—	$—	$—	$—
Greater than 400	—	—	—	—	2,945,031	2,945,031
Total	$—	$—	$—	$—	$2,945,031	$2,945,031

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of November 30, 2022 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$791	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$791			$—
Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$262	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	2,100	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$2,362			$—
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$291	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$291			$—
S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$282	*
Total derivatives not accounted for as hedging instruments		$—			$282

Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$550	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$550			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$202	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$202			$—
U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$274	*	Unrealized depreciation on futures contracts	$—
Total derivatives not accounted for as hedging instruments		$274			$—

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$582	*	Unrealized depreciation on futures contracts	$—	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	513		Unrealized loss on forward foreign currency contracts	13,311
Total derivatives not accounted for as hedging instruments		$1,095			$13,311

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$ 2,090	*	Unrealized depreciation on futures contracts	$ —
Total derivatives not accounted for as hedging instruments		$ 2,090			$ —

Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$ 76	*	Unrealized depreciation on futures contracts	$ —
Total derivatives not accounted for as hedging instruments		$ 76			$ —

World Select Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,375	*	Unrealized depreciation on futures contracts	$1,155	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	2,008		Unrealized loss on forward foreign currency contracts	2,588
Total derivatives not accounted for as hedging instruments		$3,383			$3,743

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,803	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,803			$—

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$65	*
Total derivatives not accounted for as hedging instruments		$—			$65

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$9,339	*	Unrealized depreciation on futures contracts	$7,655	*
	Unrealized appreciation on swap contracts	31,096	†	Unrealized depreciation on swap contracts	16,512	†
	Investments, at value**	1,235		Options and swaptions written, at value	2,955
Credit contracts	Unrealized appreciation on swap contracts	4,910	†	Unrealized depreciation on swap contracts	—	†
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	215		Unrealized loss on forward foreign currency contracts	193
Total derivatives not accounted for as hedging instruments		$46,795			$27,315

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Long Duration Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$632	†	Unrealized depreciation on swap contracts	$1,456	†
	Unrealized appreciation on future contracts	673	*	Unrealized depreciation on future contracts	272	*
Total derivatives not accounted for as hedging instruments		$1,305			$1,728

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$991	†	Unrealized depreciation on swap contracts	$2,284	†
	Unrealized appreciation on future contracts	1,106	*	Unrealized depreciation on future contracts	499	*
Total derivatives not accounted for as hedging instruments		$2,097			$2,783

Ultra Short Duration Bond Fund
Equity contracts	Unrealized appreciation on futures contracts	$ —	*	Unrealized depreciation on futures contracts	$ 38	*
Total derivatives not accounted for as hedging instruments		$ —	*		$ 38	*

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$3,228	†	Unrealized depreciation on swap contracts	$8,826	†
	Unrealized appreciation on future contracts	1,792	*	Unrealized depreciation on future contracts	89	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	22,979		Unrealized loss on forward foreign currency contracts	26,838
Credit contracts	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	1,119	†
Total derivatives not accounted for as hedging instruments		$27,999			$36,872

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$163	*	Unrealized depreciation on future contracts	$413	*
Total derivatives not accounted for as hedging instruments		$163			$413

Intermediate Duration Credit Fund
Equity contracts	Unrealized appreciation on futures contracts	$$104	*	Unrealized depreciation on futures contracts	$$257	*
Total derivatives not accounted for as hedging instruments		$$104			$$257

Dynamic Asset Allocation Fund
Commodity contracts	Unrealized appreciation on swap contracts	2,728	†	Unrealized depreciation on swap contracts	2,438	†
Equity contracts	Unrealized appreciation on futures contracts	3,266	*	Unrealized depreciation on futures contracts	—	*
Total derivatives not accounted for as hedging instruments		$5,994			$2,438

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$126	*	Unrealized depreciation on futures contracts	$227	*
	Unrealized appreciation on swap contracts	7,034	†	Unrealized depreciation on swap contracts	190	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	1,387	*
Credit contracts	Unrealized appreciation on swaps contracts	770	†	Unrealized depreciation on swaps contracts	667	†
Commodity contracts	Unrealized appreciation on futures contracts	3,720	*	Unrealized depreciation on futures contracts	1,130	*
	Investments, at value**	148		Options written, at value	54
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	13		Unrealized loss on forward foreign currency contracts	218
Total derivatives not accounted for as hedging instruments		$11,811			$3,873

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2022.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$(816)	$—	$—	$(816)
Total	$—	$—	$(816)	$—	$—	$(816)
Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$(412)	$—	$(5,791)	$(6,203)
Total	$—	$—	$(412)	$—	$(5,791)	$(6,203)
Large Cap Index Fund
Equity contracts	$—	$—	$(405)	$—	$—	$(405)
Total	$—	$—	$(405)	$—	$—	$(405)
S&P 500 Index Fund
Equity contracts	$—	$—	$(1,268)	$—	$—	$(1,268)
Total	$—	$—	$(1,268)	$—	$—	$(1,268)
Extended Market Index Fund
Equity contracts	$—	$—	$(185)	$—	$—	$(185)
Total	$—	$—	$(185)	$—	$—	$(185)
Small Cap Fund
Equity contracts	$—	$—	$(411)	$—	$—	$(411)
Total	$—	$—	$(411)	$—	$—	$(411)
Small Cap II Fund
Equity contracts	$—	$—	$151	$—	$—	$151
Total	$—	$—	$151	$—	$—	$151
U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$1,247	$—	$—	$1,247
Total	$—	$—	$1,247	$—	$—	$1,247
Small/Mid Cap Equity Fund
Equity contracts	$—	$—	$1,074	$—	$—	$1,074
Total	$—	$—	$1,074	$—	$—	$1,074

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
U.S. Managed Volatility Fund
Equity contracts	$—	$—	$(738)	$—	$—	$(738)
Foreign exchange contracts	—	—	—	(1)	—	(1)
Total	$—	$—	$(738)	$(1)	$—	$(739)
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$(23)	$—	$—	$(23)
Equity contracts	—	—	—	37,851	—	37,851
Total	$—	$—	$(23)	$37,851	$—	$37,828
World Equity Ex-US Fund
Equity contracts	$—	$—	$6,570	$—	$—	$6,570
Foreign exchange contracts	—	—	—	10,511	—	10,511
Total	$—	$—	$6,570	$10,511	$—	$17,081
Screened World Select Equity Ex-US Fund
Equity contracts	$—	$—	$140	$—	$—	$140
Foreign exchange contracts	—	—	—	(4)	—	(4)
Total	$—	$—	$140	$(4)	$—	$136
World Select Equity Fund
Foreign exchange contracts	$(41)	$—	$—	$1,893	$—	$1,852
Equity contracts	—	—	(2,749)	—	—	(2,749)
Total	$(41)	$—	$(2,749)	$1,893	$—	$(897)
Emerging Markets Equity Fund
Equity contracts	$—	$—	$(2,985)	$—	$—	$(2,985)
Total	$—	$—	$(2,985)	$—	$—	$(2,985)
Opportunistic Income Fund
Interest rate contracts	$—	$—	$1,105	$—	$—	$1,105
Total	$—	$—	$1,105	$—	$—	$1,105
Core Fixed Income Fund
Interest rate contracts	$(6,218)	$8,827	$(46,624)	$—	$16,386	$(27,629)
Foreign exchange contracts	(151)	—	—	(881)	—	(1,032)
Credit contracts	—	—	—	—	(1,295)	(1,295)
Total	$(6,369)	$8,827	$(46,624)	$(881)	$15,091	$(29,956)
High Yield Bond Fund
Interest rate contracts	$—	$—	$—	$—	$(86)	$(86)
Total	$—	$—	$—	$—	$(86)	$(86)
Long Duration Fund
Interest rate contracts	$—	$—	$(3,875)	$—	$(29)	$(3,904)
Total	$—	$—	$(3,875)	$—	$(29)	$(3,904)
Long Duration Credit Fund
Interest rate contracts	$—	$—	$(3,839)	$—	$(50)	$(3,889)
Total	$—	$—	$(3,839)	$—	$(50)	$(3,889)
Ultra Short Duration Bond Fund
Interest rate contracts	$—	$—	$340	$—	$—	$340
Total	$—	$—	$340	$—	$—	$340
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(355)	$—	$(4,056)	$(4,411)
Foreign exchange contracts	—	—	—	6,108	—	6,108
Credit contracts	—	—	—	—	(1,362)	(1,362)
Total	$—	$—	$(355)	$6,108	$(5,418)	$335
Limited Duration Fund
Interest rate contracts	$—	$—	$1,879	$—	$—	$1,879
Total	$—	$—	$1,879	$—	$—	$1,879
Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$1,383	$—	$—	$1,383
Total	$—	$—	$1,383	$—	$—	$1,383

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Dynamic Asset Allocation Fund
Commodity contracts	$—	$—	$—	$—	$(7,309)	$(7,309)
Equity contracts	—	—	(9,972)	—	—	(9,972)
Total	$—	$—	$(9,972)	$—	$(7,309)	$(17,281)
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$1,385	$—	$141	$1,526
Foreign exchange contracts	—	—	—	256	—	256
Credit contracts	—	—	—	—	(158)	(158)
Equity contracts	—	—	1,982	—	—	1,982
Commodity contracts	(1,810)	1,122	(5,791)	—	(6,343)	(12,822)
Total	$(1,810)	$1,122	$(2,424)	$256	$(6,360)	$(9,216)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Large Cap Fund
Equity contracts	$—	$—	$547	$—	$—	$547
Total	$—	$—	$547	$—	$—	$547
Large Cap Disciplined Equity Fund
Equity contracts	$—	$—	$627	$—	$1,870	$2,497
Total	$—	$—	$627	$—	$1,870	$2,497

Large Cap Index Fund
Equity contracts	$—	$—	$411	$—	$—	$411
Total	$—	$—	$411	$—	$—	$411
S&P 500 Index Fund
Equity contracts	$—	$—	$679	$—	$—	$679
Total	$—	$—	$679	$—	$—	$679
Extended Market Index Fund
Equity contracts	$—	$—	$954	$—	$—	$954
Total	$—	$—	$954	$—	$—	$954
Small Cap Fund
Equity contracts	$—	$—	$23	$—	$—	$23
Total	$—	$—	$23	$—	$—	$23
Small Cap Fund II
Equity contracts	$—	$—	$(115)	$—	$—	$(115)
Total	$—	$—	$(115)	$—	$—	$(115)
U.S. Equity Factor Allocation Fund
Equity contracts	$—	$—	$(1,964)	$—	$—	$(1,964)
Total	$—	$—	$(1,964)	$—	$—	$(1,964)
U.S. Managed Volatility Fund
Equity contracts	$—	$—	$389	$—	$—	$389
Total	$—	$—	$389	$—	$—	$389
Global Managed Volatility Fund
Foreign exchange contracts	$—	$—	$234	$—	$—	$234
Equity contracts	—	—	—	(11,320)	—	(11,320)
Total	$—	$—	$234	$(11,320)	$—	$(11,086)
World Equity Ex-US Fund
Equity contracts	$—	$—	$(399)	$—	$—	$(399)
Foreign exchange contracts	—	—	—	5,164	—	5,164
Total	$—	$—	$(399)	$5,164	$—	$4,765
Screened World Select Equity Ex-US Fund
Equity contracts	$—	$—	$(68)	$—	$—	$(68)
Total	$—	$—	$(68)	$—	$—	$(68)

World Select Equity Fund

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Foreign exchange contracts	$—	$—	$—	$(948)	$—	$(948)
Equity contracts	—	—	1,965	—	—	1,965
Total	$—	$—	$1,965	$(948)	$—	$1,017
Emerging Markets Equity Fund
Equity contracts	$—	$—	$1,726	$—	$—	$1,726
Total	$—	$—	$1,726	$—	$—	$1,726
Opportunistic Income Fund
Interest rate contracts	$—	$—	$(108)	$—	$—	$(108)
Total	$—	$—	$(108)	$—	$—	$(108)
Core Fixed Income Fund
Interest rate contracts	$1,661	$1,128	$3,823	$—	$(10,602)	$(3,990)
Foreign exchange contracts	—	—	—	248	—	248
Credit contracts	—	—	—	—	5,743	5,743
Total	$1,661	$1,128	$3,823	$248	$(4,859)	$2,001
Long Duration Fund
Interest rate contracts	$—	$—	$364	$—	$(314)	$50
Total	$—	$—	$364	$—	$(314)	$50
Long Duration Credit Fund
Interest rate contracts	$—	$—	$122	$—	$(492)	$(370)
Total	$—	$—	$122	$—	$(492)	$(370)
Ultra Short Duration Bond Fund
Equity contracts	$—	$—	$(62)	$—	$—	$(62)
Total	$—	$—	$(62)	$—	$—	$(62)
Emerging Markets Debt Fund
Interest rate contracts	$—	$—	$(1,665)	$—	$2,259	$594
Foreign exchange contracts	—	—	—	(4,032)	—	(4,032)
Credit contracts	—	—	—	—	(1,119)	(1,119)
Total	$—	$—	$(1,665)	$(4,032)	$1,140	$(4,557)
Limited Duration Fund
Interest rate contracts	$—	$—	$(660)	$—	$—	$(660)
Total	$—	$—	$(660)	$—	$—	$(660)
Intermediate Duration Credit Fund
Interest rate contracts	$—	$—	$(196)	$—	$—	$(196)
Total	$—	$—	$(196)	$—	$—	$(196)
Dynamic Asset Allocation Fund
Commodity contracts	$—	$—	$—	$—	$(4,169)	$(4,169)
Equity contracts	—	—	7,047	—	—	7,047
Total	$—	$—	$7,047	$—	$(4,169)	$2,878
Multi-Asset Real Return Fund
Interest rate contracts	$—	$—	$(177)	$—	$2,057	$1,880
Foreign exchange contracts	—	—	—	(172)	—	(172)
Credit contracts	—	—	—	—	241	241
Equity contracts	—	—	(1,611)	—	—	(1,611)
Commodity contracts	(452)	401	(189)	—	210	(30)
Total	$(452)	$401	$(1,977)	$(172)	$2,508	$308

The following table discloses the average quarterly balances of the Funds' derivative activity during the period ended November 30, 2022 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$11,707	$14,597	$6,486	$37,506	$9,259
Total Return Swaps
Average Notional Balance Long	–	58,297	–	–	–
Average Notional Balance Short	–	–	–	–	–

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$10,243	$5,806

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts:
Average Notional Balance Long	$26,919	$135,429	$3,099	$31,619
Average Notional Balance Short	–	–	–	20,946
Forward Foreign Currency Contracts:
Average Notional Balance Long	499,544	–	–	162,047
Average Notional Balance Short	501,124	–	–	161,826

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund
Futures Contracts:
Average Notional Balance Long	$17,555	$–	$1,544,566
Average Notional Balance Short	–	26,018	684,687
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	29,110
Average Notional Balance Short	–	–	29,022
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	453,612
Interest Rate Swaps
Average Notional Balance	–	–	653,892
Options/Swaptions:
Average Notional Balance Long†	–	–	1,789
Average Notional Balance Short†	–	–	4,597

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$77,259	$199,058	$–	$84,421
Average Notional Balance Short	45,191	86,716	4,946	30,658
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,482,139
Average Notional Balance Short	–	–	–	1,483,897
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	32,642
Interest Rate Swaps
Average Notional Balance	29,440	46,190	–	270,800

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$64,897	$11,945	$164,025	$156,452
Average Notional Balance Short	51,190	35,101	–	110,481
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	4,012
Average Notional Balance Short	–	–	–	3,930
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	120,389
Average Notional Balance Sell Protection	–	–	–	85,732
Total Return Swaps

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Total Return Swaps (continued)
Average Notional Balance Long	$–	$–	$169,270	$24,136
Average Notional Balance Short	–	–	–	12,580
Interest Rate Swaps
Average Notional Balance	–	–	–	59,848
Options/Swaptions:
Average Notional Balance Long†	–	–	–	515
Average Notional Balance Short†	–	–	–	381

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2022 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$2,100	$2,100	$—	$—	$—	$—	$—	$2,100	$—	$2,100
Total Over the Counter	$—	$—	$2,100	$2,100	$—	$—	$—	$—	$—

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$2,239	$—	$—	$—	$2,239	$(2,239)	$—	$(2,239)
BNP Paribas	219	—	—	219	622	—	—	—	622	(403)	—	(403)
Brown Brothers Harriman	294	—	—	294	240	—	—	—	240	54	—	54
Standard Chartered	—	—	—	—	10,210	—	—	—	10,210	(10,210)	—	(10,210)
Total Over the Counter	$513	$—	$—	$513	$13,311	$—	$—	$—	$13,311

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$98	$—	$—	$98	$89	$—	$—	$—	$89	$9	$—	$9
BNP Paribas	812	—	—	812	72	—	—	—	72	740	—	740
Brown Brothers Harriman	119	—	—	119	136	—	—	—	136	(17)	—	(17)
Standard Chartered	965	—	—	965	2,291	—	—	—	2,291	(1,326)	—	(1,326)
Westpac Banking	14	—	—	14	—	—	—	—	—	14	—	14
Total Over the Counter	$2,008	$—	$—	$2,008	$2,588	$—	$—	$—	$2,588

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$—	$—	$—	$66	$—	$—	$—	$66	$(66)	$—	$(66)
Morgan Stanley	215	—	—	215	127	—	—	—	127	88	—	88
Total Over the Counter	$215	$—	$—	$215	$193	$—	$—	$—	$193

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$1,227	$—	$—	1,227	$1,216	$—	$—	$—	$1,216	$11	$—	$11
BNP Paribas	500	—	—	500	33	—	—	—	33	467	—	467
Citibank	—	—	55	55	—	—	—	—	—	55	—	55
Citigroup	6,817	—	—	6,817	9,030	—	—	—	9,030	(2,213)	—	(2,213)
Deutsche Bank	30	—	—	30	28	—	—	—	28	2	—	2
Goldman Sachs	4,179	—	1,366	5,545	2,967	—	1,926	—	4,893	652	—	652
HSBC	—	—	—	—	7	—	—	—	7	(7)	—	(7)
JPMorgan Chase	7,389	—	—	7,389	8,978	—	206	—	9,184	(1,795)	—	(1,795)
Merrill Lynch	87	—	—	87	150	—	—	—	150	(63)	—	(63)
Midland Walwyn Capital Inc.	260	—	—	260	169	—	—	—	169	91	—	91
Morgan Stanley	304	—	—	304	757	—	—	—	757	(453)	—	(453)
SCB	158	—	—	158	3	—	—	—	3	155	—	155
Standard Bank	1,808	—	—	1,808	3,362	—	—	—	3,362	(1554)	—	(1554)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Standard Chartered	103	—	—	103	138	—	61	—	199	(96)	—	(96)
State Street	117	—	—	117	—	—	—	—	—	117	—	117
Total Over the Counter	$22,979	$—	$1,421	$24,400	$26,838	$—	$2,193	$—	$29,031

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
BNP Paribas	$—	$—	$—	$—	$—	$—	$2,438	$—	$2,438	$(2,438)	$—	$(2,438)
Goldman Sachs	—	—	2,728	2,728	—	—	—	—	—	2,728	—	2,728
Total Over the Counter	$—	$—	$2,728	$2,728	$—	$—	$2,438	$—	$2,438

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America	$—	$—	$—	$—	$178	$—	$—	$—	$178	$(178)	$—	$(178)
Brown Brothers Harriman	13	—	—	13	40	—	—	—	40	(27)	—	(27)
Citibank	—	—	—	—	—	—	25	—	25	(25)	—	(25)
Credit Suisse	—	—	—	—	—	—	46	—	46	(46)	—	(46)
Deutsche Bank	—	—	—	—	—	—	39	—	39	(39)	—	(39)
Goldman Sachs	—	—	—	—	—	—	240	—	240	(240)	—	(240)
HSBC	—	—	—	—	—	—	—	194,915	194,915	(194,915)	—	(194,915)
JPMorgan Chase	—	—	125	125	—	—	278	—	278	(153)	—	(153)
Total Over the Counter	$13	$—	$125	$138	$218	$—	$628	$194,915	$195,761

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2022 ($ Thousands)	% of Total Net Assets at November 30, 2022
Dynamic Asset Allocation
Commodity Strategy
Subsidiary, Ltd.	January 28, 2014	$149,234	8.36%

Multi-Asset Real Return
Commodity Strategy
Subsidiary, Ltd.	June 27, 2013	$143,666	18.67%

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2022, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.42
Small Cap II Fund	0.65	0.41
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.23
World Equity Ex-US Fund	0.55	0.25
Screened World Equity Ex-US Fund	0.65	0.22
World Select Equity Fund	0.55	0.29
Emerging Markets Equity Fund(1)	1.05	0.52
Opportunistic Income Fund	0.45	0.21
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.26
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.12
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund	0.85	0.36
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.06
Multi-Asset Real Return Fund	0.55	0.19

(1) Effective September 30, 2022, SIMC, the Fund's investment adviser, has contractually agreed to waive or reduce its management fee for a period of one year as necessary to keep the management fee paid by the Fund during the fiscal year from exceeding 0.95%. This fee waiver agreement shall remain in effect until September 30, 2023 and, unless earlier terminated, shall be automatically renewed for successive one-year periods thereafter. The agreement may be amended or terminated only with the consent of the Board of Trustees.

As of November 30, 2022, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Coho Partners, Ltd.

Cullen Capital Management, Inc.

Fred Alger Management, Inc.

LSV Asset Management*

Mar Vista Investment Partners, LLC

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Copeland Capital Management LLC

Mackenzie Investments Corporation

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom Investors, LLC

EAM Investors, LLC

Los Angeles Capital Management, LLC

LSV Asset Management*

Martingale Asset Management, L.P.

Small Cap II Fund

ArrowMark Colorado Holdings, LLC

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management, LLC

Small/Mid Cap Equity Fund

ArrowMark Colorado Holdings, LLC

Axiom Investors, LLC

Cardinal Capital Management, LLC

Copeland Capital Management, LLC

Jackson Creek Investment Advisors

LSV Asset Management*

U.S. Managed Volatility Fund

Allspring Global Investments

LSV Asset Management*

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Global Managed Volatility Fund

Acadian Asset Management, LLC

Allspring Global Investments

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management, LLC

Allspring Global Investments

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

JOHCM (USA) Inc.

Jupiter Asset Management, Ltd.

Lazard Asset Management LLC

McKinley Capital Management, LLC

Pzena Investment Management LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Allspring Global Investments

Lazard Asset Management LLC

McKinley Capital Management, LLC

World Select Equity Fund

AS Trigon Asset Management

Fondmaeglerselskabet Maj Invest A/S

INTECH Investment Management LLC

LSV Asset Management*

Mackenzie Investments Corporation

Metropole Gestion SA

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

Sompo Asset Management Co., Ltd.

StonePine Asset Management

Towle & Co.

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

KBI Global Investors (North America) Ltd.

Robeco Asset Management

RWC Asset Advisers (US) LLC

WCM Investment Management

Opportunistic Income Fund

Ares Capital Management II, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company

Western Asset Management Company Limited

High Yield Bond Fund

Ares Capital Management II, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Marathon Asset Management L.P.

Ninety One UK Limited

Neuberger Berman Investment Advisers, LLC

Stone Harbor Investment Partners, a division of Virtus

Fixed Income Advisers, LLC

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investment Advisers

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

Such commissions for the period ended November 30, 2022, were as follows ($ Thousands):

U.S. Equity Factor Allocation Fund	$75
World Equity Ex-US Fund	724
World Select Equity Fund	2

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, Global Managed Volatility, U.S. Managed Volatility and World Select Equity Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2022, were as follows ($ Thousands):

Large Cap Fund	$97
Small Cap Fund	148
Small/Mid Cap Equity Fund	440
U.S. Managed Volatility Fund	574
Global Managed Volatility Fund	1,372
World Select Equity Fund	26

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30, 2022, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the period ended November 30, 2022, the Trust did not participate in the program.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	1,304	3,138	12,042	15,165	453	1,471	8,574	33,234
Shares Issued in Lieu of Dividends and Distributions	488	10,749	186	38,788	71	840	1,941	16,738
Shares Redeemed	(3,078)	(21,269)	(22,526)	(40,793)	(1,478)	(2,908)	(29,747)	(85,629)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(1,286)	(7,382)	(10,298)	13,160	(954)	(597)	(19,232)	(35,657)

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	3,927	19,982	702	1,752	983	3,650	7,969	9,609
Shares Issued in Lieu of Dividends and Distributions	502	14,167	118	4,366	143	7,775	569	22,011
Shares Redeemed	(12,219)	(17,103)	(1,382)	(3,511)	(4,510)	(14,379)	(14,544)	(21,195)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(7,790)	17,046	(562)	2,607	(3,384)	(2,954)	(6,006)	10,425

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	57,455	9,981	7,529	4,244	27,368	42,016	53,454	101,301
Shares Issued in Lieu of Dividends and Distributions	692	14,516	785	14,141	—	28,061	—	149,267
Shares Redeemed	(61,704)	(17,186)	(8,044)	(23,805)	(38,105)	(70,062)	(71,730)	(130,142)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(3,557)	7,311	270	(5,420)	(10,737)	15	(18,276)	120,426

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	470	4,287	326	1,451	11,539	25,093	1,899	11,391
Shares Issued in Lieu of Dividends and Distributions	—	1,224	—	1,965	—	17,324	1,458	2,503
Shares Redeemed	(956)	(531)	(903)	(8,960)	(15,545)	(28,498)	(14,739)	(50,735)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(486)	4,980	(577)	(5,544)	(4,006)	13,919	(11,382)	(36,841)

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	42,252	161,123	12,766	34,122	11,661	12,517	77,403	79,641
Shares Issued in Lieu of Dividends and Distributions	13,560	16,919	10,366	18,486	2,216	6,018	7,282	21,805
Shares Redeemed	(84,870)	(140,762)	(39,909)	(93,132)	(11,614)	(68,948)	(62,042)	(193,458)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(29,058)	37,280	(16,777)	(40,524)	2,263	(50,413)	22,643	(92,012)

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	7,751	15,065	17,056	46,325	3,489	5,545	19,652	61,280
Shares Issued in Lieu of Dividends and Distributions	465	561	—	9,241	1,443	1,879	1,738	2,258
Shares Redeemed	(21,108)	(34,432)	(24,996)	(51,541)	(2,320)	(10,191)	(21,965)	(48,366)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(12,892)	(18,806)	(7,940)	4,025	2,612	(2,767)	(575)	15,172

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022	6/1/2022 to 11/30/2022 (Unaudited)	6/1/2021 to 5/31/2022
Class A:
Shares Issued	75,489	94,960	19,234	11,866	17,285	24,105
Shares Issued in Lieu of Dividends and Distributions	6,464	14,633	—	13,144	–	9,057
Shares Redeemed	(41,012)	(105,424)	(22,742)	(21,276)	(17,088)	(28,649)
Total Increase (Decrease) in Shares Derived from Class A Transactions	40,941	4,169	(3,508)	3,734	197	4,513

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2022, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$263,215	$263,215
Sales	—	272,971	272,971
Large Cap Disciplined Equity Fund
Purchases	—	681,540	681,540
Sales	—	760,446	760,446
Large Cap Index Fund
Purchases	—	123,327	123,327
Sales	—	303,388	303,388
S&P 500 Index Fund
Purchases	—	134,917	134,917
Sales	—	484,579	484,579
Extended Market Index Fund
Purchases	—	297,182	297,182
Sales	—	403,368	403,368
Small Cap Fund
Purchases	—	123,275	123,275
Sales	—	121,385	121,385
Small Cap II Fund
Purchases	—	159,485	159,485
Sales	—	193,343	193,343
Small/Mid Cap Equity Fund
Purchases	—	327,077	327,077
Sales	—	380,444	380,444
U.S. Equity Factor Allocation Fund
Purchases	—	376,488	376,488
Sales	—	383,629	383,629
U.S. Managed Volatility Fund
Purchases	—	164,384	164,384
Sales	—	175,695	175,695
Global Managed Volatility Fund
Purchases	—	618,264	618,264
Sales	—	686,073	686,073
World Equity Ex-US Fund
Purchases	—	4,479,882	4,479,882
Sales	—	4,604,579	4,604,579
Screened World Equity Ex-US Fund
Purchases	—	46,266	46,266
Sales	—	45,787	45,787
World Select Equity Fund
Purchases	—	51,914	51,914
Sales	—	54,617	54,617
Emerging Markets Equity Fund
Purchases	—	295,827	295,827
Sales	—	308,726	308,726
Opportunistic Income Fund
Purchases	4,447	44,533	48,980
Sales	6,978	87,035	94,013
Core Fixed Income Fund
Purchases	12,847,424	1,097,196	13,944,620
Sales	13,088,848	1,092,837	14,181,685

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund
Purchases	726	308,322	309,048
Sales	—	411,151	411,151
Long Duration Fund
Purchases	364,249	69,752	434,001
Sales	360,009	54,510	414,519
Long Duration Credit Fund
Purchases	682,917	521,569	1,204,486
Sales	694,191	239,902	934,093
Ultra Short Duration Bond Fund
Purchases	21,807	28,701	50,508
Sales	23,212	119,046	142,258
Emerging Markets Debt Fund
Purchases	16,152	611,074	627,226
Sales	15,527	646,291	661,818
Real Return Fund
Purchases	62,295	—	62,295
Sales	53,467	—	53,467
Limited Duration Bond Fund
Purchases	1,450,949	270,080	1,721,029
Sales	1,401,379	279,869	1,681,248
Intermediate Duration Credit Fund
Purchases	1,507,587	841,681	2,349,268
Sales	1,440,756	642,318	2,083,074
Dynamic Asset Allocation Fund
Purchases	—	46,932	46,932
Sales	—	105,763	105,763
Multi-Asset Real Return Fund
Purchases	108,726	499,623	608,349
Sales	111,623	588,948	700,571

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

treated as “qualifying income”. The Treasury released a proposed regulation in October of 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The distribution requirement is consistent with the Funds’ policy. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2022	$63,662	$119,386	$—	$183,048
2021	24,814	45,068	—	69,882
Large Cap Disciplined Equity Fund
2022	206,881	223,704	—	430,585
2021	78,121	50,782	—	128,903
Large Cap Index Fund
2022	54,737	146,626	—	201,363
2021	34,549	21,791	—	56,340
S&P 500 Index Fund
2022	142,829	250,579	—	393,408
2021	124,356	73,170	—	197,526
Extended Market Index Fund
2022	48,618	227,020	—	275,638
2021	18,602	28,050	—	46,652
Small Cap Fund
2022	30,387	34,202	—	64,589
2021	7,344	6,209	—	13,553
Small Cap II Fund
2022	44,584	47,873	—	92,457
2021	3,278	—	—	3,278
Small/Mid Cap Equity Fund
2022	89,648	158,245	—	247,893
2021	23,971	18,737	—	42,708
U.S. Equity Factor Allocation Fund
2022	93,071	111,026	—	204,097
2021	16,124	—	—	16,124
U.S. Managed Volatility Fund
2022	45,633	145,119	—	190,752
2021	27,365	1,041	—	28,406
Global Managed Volatility Fund
2022	137,300	216,391	—	353,691
2021	58,756	—	—	58,756
World Equity Ex-US Fund
2022	558,706	1,443,526	—	2,002,232
2021	145,033	20,665	—	165,698
Screened World Equity Ex-US Fund
2022	8,124	14,822	—	22,946
2021	1,926	971	—	2,897

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)

World Select Equity Fund
2022	$13,875	$10,337	$—	$24,212
2021	16,277	—	—	16,277
Emerging Markets Equity Fund
2022	35,006	157,154	—	192,160
2021	21,250	—	—	21,250
Opportunistic Income Fund
2022	20,910	—	—	20,910
2021	27,332	—	—	27,332
Core Fixed Income Fund
2022	179,337	—	—	179,337
2021	403,900	48,792	—	452,692
High Yield Bond Fund
2022	166,861	—	—	166,861
2021	193,700	—	—	193,700
Long Duration Fund
2022	35,410	15,247	—	50,657
2021	113,516	41,720	—	155,236
Long Duration Credit Fund
2022	130,871	107,804	—	238,675
2021	246,481	83,354	—	329,835
Ultra Short Duration Bond Fund
2022	5,654	—	—	5,654
2021	7,381	—	—	7,381
Emerging Markets Debt Fund
2022	93,762	—	—	93,762
2021	44,973	—	—	44,973
Real Return Fund
2022	20,036	—	—	20,036
2021	4,389	—	—	4,389
Limited Duration Bond Fund
2022	19,280	3,761	—	23,041
2021	30,787	2,116	—	32,903
Intermediate Duration Credit Fund
2022	123,298	28,243	—	151,541
2021	154,618	14,392	—	169,010
Dynamic Asset Allocation Fund
2022	147,428	195,344	—	342,772
2021	38,458	188,348	—	226,806
Multi-Asset Real Return Fund
2022	76,427	—	—	76,427
2021	15,099	—	—	15,099

As of May 31, 2022, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$1,764	$71,789	$—	$(11,871)	$—	$209,221	$—	$270,903
Large Cap Disciplined Equity Fund	—	41,624	—	—	—	176,337	(6)	217,955
Large Cap Index Fund	5,746	81,459	—	—	—	1,384,346	(3)	1,471,548
S&P 500 Index Fund	9,783	192,540	—	(3,667)	—	2,669,733	—	2,868,389
Extended Market Index Fund	510	35,909	—	(1,247)	—	233,751	3	268,926
Small Cap Fund	485	13,653	—	(10,270)	—	18,748	1	22,617

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Small Cap II Fund	$464	$8,291	$—	$—	$—	$37,042	$(1)	$45,796
Small/Mid Cap Equity Fund	5,992	48,767	—	(15,318)	—	128,413	(1)	167,853
U.S. Equity Factor Allocation Fund	8,476	68,555	—	—	—	142,505	1	219,537
U.S. Managed Volatility Fund	2,379	51,503	—	—	—	202,968	(4)	256,846
Global Managed Volatility Fund	59,502	93,561	—	—	—	154,889	(2)	307,950
World Equity Ex-US Fund	115,023	291,882	—	(159,110)	—	313,723	1	561,519
Screened World Equity Ex-US Fund	803	4,445	—	(2,083)	—	2,874	(2)	6,037
World Select Equity Fund	4,271	13,282	—	—	—	20,244	—	37,797
Emerging Markets Equity Fund	10,104	25,399	—	—	—	43,592	—	79,095
Opportunistic Income Fund	11,694	—	(35,313)	—	—	(21,734)	2	(45,351)
Core Fixed Income Fund	18,263	—	(2,535)	(347,645)	—	(563,355)	(21,615)	(916,887)
High Yield Bond Fund	87,897	—	(151,805)	—	—	(287,213)	(13,487)	(364,608)
Long Duration Fund	528	—	—	(31,008)	—	(63,888)	(2,906)	(97,274)
Long Duration Credit Fund	7,917	—	—	(65,072)	—	(341,776)	(9,400)	(408,331)
Ultra Short Duration Bond Fund	560	—	(4,196)	(1,270)	—	(10,076)	(554)	(15,536)
Emerging Markets Debt Fund	10,367	—	(76,477)	—	—	(406,627)	(20,728)	(493,465)
Real Return Fund	5,552	—	(100)	(57)	—	(2,204)	1	3,192
Limited Duration Bond Fund	2,156	—	—	(17,350)	—	(40,618)	(2,612)	(58,424)
Intermediate Duration Credit Fund	14	—	—	(65,376)	—	(288,608)	(602)	(354,572)
Dynamic Asset Allocation Fund	85,573	104,013	—	—	—	1,017,706	(36)	1,207,256
Multi-Asset Real Return Fund	76,736	—	(54,317)	(41,987)	—	(31,623)	(3,474)	(54,665)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through May 31, 2022 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

During the year ended May 31, 2022, the funds listed below utilized capital loss carryforwards to offset capital gains ($Thousands):

World Select Equity Fund	$12,355
Real Return Fund	1,909

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Opportunistic Income Fund	$–	$35,313	$35,313
Core Fixed Income Fund	–	2,535	2,535
High Yield Bond Fund	1,941	149,864	151,805
Ultra Short Duration Bond Fund	1,407	2,789	4,196
Emerging Markets Debt Fund	33,034	43,443	76,477
Real Return Fund	100	–	100
Multi-Asset Real Return Fund	23,669	30,649	54,318

*This table should be used in conjunction with the capital loss carryforwards table.

For Federal income tax purposes, the cost of investments owned at November 30, 2022, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2022, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$548,332	$229,761	$(17,371)	$212,390
Large Cap Disciplined Equity Fund	1,017,040	252,380	(33,002)	219,378
Large Cap Index Fund	464,922	1,275,081	(32,921)	1,242,160
S&P 500 Index Fund	2,116,910	2,601,431	(68,142)	2,533,289
Extended Market Index Fund	1,089,081	471,387	(194,552)	276,835
Small Cap Fund	201,935	46,050	(15,061)	30,989
Small Cap II Fund	246,823	67,429	(16,668)	50,761
Small/Mid Cap Equity Fund	745,287	182,192	(50,312)	131,880
U.S. Equity Factor Allocation Fund	759,009	166,154	(42,412)	123,742

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Managed Volatility Fund	$704,113	$212,873	$(25,117)	$187,756
Global Managed Volatility Fund	2,252,619	268,449	(167,000)	101,449
World Equity Ex-US Fund	7,460,879	929,265	(503,097)	426,168
Screened World Equity Ex-US Fund	137,532	13,555	(11,574)	1,981
World Select Equity Fund	208,978	44,460	(17,001)	27,459
Emerging Markets Equity Fund	1,016,454	124,435	(128,846)	(4,411)
Opportunistic Income Fund	619,889	936	(31,389)	(30,453)
Core Fixed Income Fund	9,168,530	48,454	(778,167)	(729,713)
High Yield Bond Fund	2,175,851	100,086	(326,662)	(226,576)
Long Duration Fund	752,578	6,198	(99,922)	(93,724)
Long Duration Credit Fund	3,243,620	6,524	(534,234)	(527,710)
Ultra Short Duration Bond Fund	404,717	79	(13,759)	(13,680)
Emerging Markets Debt Fund	2,046,521	18,259	(336,313)	(318,054)
Real Return Fund	309,217	95	(19,193)	(19,098)
Limited Duration Bond Fund	1,697,316	4,236	(64,161)	(59,925)
Intermediate Duration Credit Fund	3,968,308	17,906	(388,847)	(370,941)
Dynamic Asset Allocation Fund	605,644	1,042,083	(23,387)	1,018,696
Multi-Asset Real Return Fund	716,552	103,853	(21,176)	82,677

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2022, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because,

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

November 30, 2022 (Unaudited)

or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

NOTES TO FINANCIAL STATEMENTS / CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Concluded)

November 30, 2022 (Unaudited)

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, LP, and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2022 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$3,442	$3,442	$–
Large Cap Index Fund	4,643	4,643	–
S&P 500 Index Fund	2,650	2,650	–
Extended Market Index Fund	46,132	46,132	–
Small Cap Fund	2,853	2,853	–
Small Cap II Fund	6,592	6,592	–
Small/Mid Cap Equity Fund	9,545	9,545	–
U.S. Managed Volatility Fund	757	757	–
Global Managed Volatility Fund	20,223	20,223	–
World Equity Ex-US Fund	9,608	9,608	–
Core Fixed Income Fund	9,904	9,904	–
Emerging Markets Debt Fund	3,158	3,158	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2022, SPTC held of record the following:

Fund	% Held
Large Cap Fund	55%
Large Cap Disciplined Equity Fund	60%
Large Cap Index Fund	59%
S&P 500 Index Fund	66%
Extended Market Index Fund	66%
Small Cap Fund	41%
Small Cap II Fund	44%
Small/Mid Cap Equity Fund	64%
U.S. Equity Factor Allocation Fund	69%
U.S. Managed Volatility Fund	49%
Global Managed Volatility Fund	66%
World Equity Ex-US Fund	63%
Screened World Equity Ex-US Fund	81%
World Select Equity Fund	100%
Emerging Markets Equity Fund	57%
Opportunistic Income Fund	83%
Core Fixed Income Fund	61%
High Yield Bond Fund	57%
Long Duration Fund	71%
Long Duration Credit Fund	69%
Ultra Short Duration Bond Fund	89%
Emerging Markets Debt Fund	59%
Real Return Fund	70%
Limited Duration Bond Fund	73%
Intermediate Duration Credit Fund	63%
Dynamic Asset Allocation Fund	66%
Multi-Asset Real Return Fund	67%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

13. REGULATORY MATTERS

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of the LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for a Fund. The effect of any changes to, or discontinuation of, LIBOR on a Fund will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on a Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2022.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2022 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2022 through November 30, 2022).

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,003.80	0.18%	$0.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.17	0.18%	$0.91
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,001.30	0.17%	$0.85
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.22	0.17%	$0.86
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$994.90	0.05%	$0.25
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.82	0.05%	$0.25
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.30	0.06%	$0.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.77	0.06%	$0.30

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratios	Expenses Paid During Period *
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.90	0.06%	$0.30
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.77	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,021.10	0.44%	$2.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,024.10	0.43%	$2.18
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$991.50	0.41%	$2.05
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratios	Expenses Paid During Period *
U.S. Equity Factor Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$995.50	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,032.30	0.20%	$1.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.07	0.20%	$1.01
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,006.70	0.25%	$1.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.82	0.25%	$1.27
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$939.10	0.29%	$1.41
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.62	0.29%	$1.47
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$959.10	0.29%	$1.42
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.62	0.29%	$1.47
World Select Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$994.60	0.40%	$2.00
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.06	0.40%	$2.03
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$927.20	0.65%	$3.14
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.81	0.65%	$3.29
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,001.80	0.24%	$1.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.87	0.24%	$1.22
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$954.40	0.12%	$0.59
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$961.50	0.28%	$1.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.67	0.28%	$1.42

	Beginning Account Value 6/1/22	Ending Account Value 11/30/22	Annualized Expense Ratios	Expenses Paid During Period *
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$920.80	0.14%	$0.67
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$925.60	0.14%	$0.68
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.37	0.14%	$0.71
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$997.30	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.47	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$967.60	0.43%	$2.12
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.91	0.43%	$2.18
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$966.20	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.97	0.02%	$0.10
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$986.70	0.11%	$0.55
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.52	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$959.60	0.15%	$0.74
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$988.10	0.08%	$0.40
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.67	0.08%	$0.41
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$977.90	0.93%	$4.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.41	0.93%	$4.71

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense, if applicable, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the course of the Trust’s fiscal year on June 20-22, 2022 and September 6-8, 2022. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported approval or renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2022

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-120 (11/22)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2022.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 6, 2023

By	/s/ Ankit Puri
Ankit Puri
Controller & CFO

Date: February 6, 2023